    As Filed with the Securities and Exchange Commission on April 14, 2010
                                                           File Nos. 333-121693
                                                                      811-09327
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 6

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                       Post-Effective Amendment No. 108

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                          (Exact Name of Registrant)

                        ALLSTATE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               3100 Sanders Road
                          Northbrook, Illinois 60062
                                 847-402-5000
   (Address and Telephone Number of Depositor's Principal Executive Offices)

                                 SUSAN L. LEES
                            Senior Vice President,
                         General Counsel and Secretary
                        Allstate Life Insurance Company
                         3100 Sanders Road, Suite J5B
                          Northbrook, Illinois 60062
                    (Name and Address of Agent for Service)

                                   Copy to:

                                 ALLEN R. REED
                                Senior Attorney
                        Allstate Life Insurance Company
                               3100 Sanders Road
                                   Suite J5B
                             Northbrook, IL 60062

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2010 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on __________ pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on __________ pursuant to paragraph (a)(ii) of Rule 485

================================================================================

AIM LIFETIME PLUS/SM/ II VARIABLE ANNUITY

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 5801 SW 6TH AVE., TOPEKA, KS 66606-0001
MAILING ADDRESS: P.O. BOX 758566, TOPEKA, KS 66675-8566
TELEPHONE NUMBER: 1-800-457-7617
FAX NUMBER: 1-785-228-4584

                                                   PROSPECTUS DATED MAY 1, 2010

--------------------------------------------------------------------------------

Allstate Life Insurance Company ("ALLSTATE LIFE") issues the AIM Lifetime Plus/SM/ II Variable Annuity, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

ALLSTATE LIFE IS NO LONGER OFFERING NEW CONTRACTS.


The Contract currently offers 17 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 14 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of one of the following funds ("FUNDS") of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (SERIES I SHARES):



 INVESCO V.I. BASIC BALANCED FUND -     INVESCO V.I. HIGH YIELD FUND - SERIES
   SERIES I                               I

 INVESCO V.I. BASIC VALUE FUND -        INVESCO V.I. INTERNATIONAL GROWTH
   SERIES I                               FUND - SERIES I

 INVESCO V.I. CAPITAL APPRECIATION      INVESCO V.I. LARGE CAP GROWTH FUND -
   FUND - SERIES I                        SERIES I

 INVESCO V.I. CAPITAL DEVELOPMENT FUND  INVESCO V.I. MID CAP CORE EQUITY FUND
   - SERIES I                             - SERIES I

 INVESCO V.I. CORE EQUITY FUND -        INVESCO V.I. MONEY MARKET FUND -
   SERIES I                               SERIES I

 INVESCO V.I. DIVERSIFIED INCOME FUND   INVESCO V.I. TECHNOLOGY FUND - SERIES
   - SERIES I                             I

 INVESCO V.I. GOVERNMENT SECURITIES     INVESCO V.I. UTILITIES FUND - SERIES I
   FUND - SERIES I



WE (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2010, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page 39 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


--------------------------------------------------------------------------------

IMPORTANT. THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES
 NOTICES   DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED ON THE ACCURACY OR ADEQUACY OF THIS
           PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

           THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT HAVE RELATIONSHIPS WITH
           BANKS OR OTHER FINANCIAL INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
           CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS OR ANY
           FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
           INCLUDING POSSIBLE LOSS OF PRINCIPAL.

           THE CONTRACTS ARE NOT FDIC INSURED.

           WE ARE NO LONGER OFFERING THE CONTRACTS FOR SALE.

                               1     PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                        PAGE
                   -----------------------------------------
                   OVERVIEW
                   -----------------------------------------
                      Important Terms                     3
                   -----------------------------------------
                      The Contract at a Glance            4
                   -----------------------------------------
                      How the Contract Works              6
                   -----------------------------------------
                      Expense Table                       7
                   -----------------------------------------
                      Financial Information               9
                   -----------------------------------------
                   CONTRACT FEATURES
                   -----------------------------------------
                      The Contract                        9
                   -----------------------------------------
                      Purchases                          10
                   -----------------------------------------
                      Contract Value                     11
                   -----------------------------------------
                      Investment Alternatives            12
                   -----------------------------------------
                        The Variable Sub-Accounts        12
                   -----------------------------------------
                        The Fixed Account Options        13
                   -----------------------------------------
                        Transfers                        15
                   -----------------------------------------
                      Expenses                           18
                   -----------------------------------------
                      Other Expenses                     20
                   -----------------------------------------
                      Access to Your Money               20
                   -----------------------------------------


                                                                   PAGE
        ---------------------------------------------------------------
           Income Payments                                          21
        ---------------------------------------------------------------
           Death Benefits                                           23
        ---------------------------------------------------------------
        OTHER INFORMATION
        ---------------------------------------------------------------
           More Information:                                        27
        ---------------------------------------------------------------
             Allstate Life                                          27
        ---------------------------------------------------------------
             The Variable Account                                   28
        ---------------------------------------------------------------
             The Funds                                              28
        ---------------------------------------------------------------
             The Contract                                           29
        ---------------------------------------------------------------
             Non-Qualified Annuities Held Within a Qualified
             Plan                                                   29
        ---------------------------------------------------------------
             Legal Matters                                          30
        ---------------------------------------------------------------
           Taxes                                                    30
        ---------------------------------------------------------------
           Annual Reports and Other Documents                       38
        ---------------------------------------------------------------
        STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS       39
        ---------------------------------------------------------------
        APPENDIX A - ACCUMULATION UNIT VALUES AND NUMBER OF
         ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
         SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED             40
        ---------------------------------------------------------------
        APPENDIX B - MARKET VALUE ADJUSTMENT                        52
        ---------------------------------------------------------------


                               2     PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                                 PAGE
           ----------------------------------------------------------
           Accumulation Phase                                       6
           ----------------------------------------------------------
           Accumulation Unit                                        9
           ----------------------------------------------------------
           Accumulation Unit Value                                  9
           ----------------------------------------------------------
           Annuitant                                                9
           ----------------------------------------------------------
           Automatic Additions Program                             10
           ----------------------------------------------------------
           Automatic Fund Rebalancing Program                      17
           ----------------------------------------------------------
           Beneficiary                                              9
           ----------------------------------------------------------
           Cancellation Period                                      4
           ----------------------------------------------------------
           *Contract                                            1, 28
           ----------------------------------------------------------
           Contract Anniversary                                     5
           ----------------------------------------------------------
           Contract Owner ("You")                                   9
           ----------------------------------------------------------
           Contract Value                                       5, 11
           ----------------------------------------------------------
           Contract Year                                            5
           ----------------------------------------------------------
           Death Benefit Anniversary                               23
           ----------------------------------------------------------
           Dollar Cost Averaging Program                           17
           ----------------------------------------------------------
           Due Proof of Death                                      23
           ----------------------------------------------------------
           Enhanced Death Benefit Rider                            23
           ----------------------------------------------------------
           Enhanced Death and Income Benefit Combination Rider     24
           ----------------------------------------------------------
           Fixed Account Options                                   12
           ----------------------------------------------------------

                                                      PAGE
                      ------------------------------------
                      Free Withdrawal Amount            18
                      ------------------------------------
                      Funds                             28
                      ------------------------------------
                      Allstate Life ("We")           1, 27
                      ------------------------------------
                      Guarantee Periods                 13
                      ------------------------------------
                      Income Plan                       21
                      ------------------------------------
                      Investment Alternatives           12
                      ------------------------------------
                      Issue Date                         6
                      ------------------------------------
                      Market Value Adjustment           14
                      ------------------------------------
                      Payout Phase                       6
                      ------------------------------------
                      Payout Start Date              5, 21
                      ------------------------------------
                      Right to Cancel                   11
                      ------------------------------------
                      SEC                                1
                      ------------------------------------
                      Settlement Value                  23
                      ------------------------------------
                      Systematic Withdrawal Program     20
                      ------------------------------------
                      Tax Qualified Contract         5, 32
                      ------------------------------------
                      Treasury Rate                     14
                      ------------------------------------
                      Valuation Date                    11
                      ------------------------------------
                      Variable Account                  27
                      ------------------------------------
                      Variable Sub-Account              12
                      ------------------------------------

* If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. In certain states, the Contract is available only as a group Contract.

                               3     PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS        WE ARE NO LONGER OFFERING NEW CONTRACTS. You can add to your Contract as often and as much as you like, but each payment must be at least $500
                         ($100 for automatic purchase payments to the variable investment options).
                         You must maintain a minimum account size of $1,000.
---------------------------------------------------------------------------------------------------------
RIGHT TO CANCEL          You may cancel your Contract within 20 days of receipt or any longer period as your state may require ("CANCELLATION PERIOD"). Upon cancellation we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the
                         Variable Account. The adjustment will reflect the deduction of mortality and expense risk charges and administrative expense charges.
---------------------------------------------------------------------------------------------------------
EXPENSES                 You will bear the following expenses:

                         Total Variable Account annual fees equal to 1.10% of average daily net assets
                         (1.30% if you select the ENHANCED DEATH BENEFIT RIDER; 1.50% if you select the ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER (available with
                         Contracts issued before July 27, 2000); and 1.60% if you select the ENHANCED
                         DEATH AND INCOME BENEFIT COMBINATION RIDER II (available with Contracts issued on or after July 27, 2000)).

                         Annual contract maintenance charge of $35 (with certain exceptions)

                         Withdrawal Charges ranging from 0% to 7% of payment withdrawn
                            (with certain exceptions)

                         Transfer fee of $10 after 12/th/ transfer in any CONTRACT YEAR (fee currently waived)

                         State premium tax (if your state imposes one)

                         In addition, each Fund pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
---------------------------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES  The Contract offers 17 investment alternatives including:

                         3 Fixed Account Options (which credit interest at rates we guarantee)

                         14 Variable Sub-Accounts investing in Funds offering professional money management by Invesco Advisers, Inc..

                         To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, please call us at
                         1-800-457-7617.
---------------------------------------------------------------------------------------------------------
SPECIAL SERVICES         For your convenience, we offer these special services:

                         AUTOMATIC FUND REBALANCING PROGRAM

                         AUTOMATIC ADDITIONS PROGRAM

                         DOLLAR COST AVERAGING PROGRAM

                         SYSTEMATIC WITHDRAWAL PROGRAM
---------------------------------------------------------------------------------------------------------
INCOME PAYMENTS          You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

                         life income with guaranteed payments

                         a joint and survivor life income with guaranteed payments

                         guaranteed payments for a specified period (5 to 30 years)
---------------------------------------------------------------------------------------------------------


                               4     PROSPECTUS

-----------------------------------------------------------------------------------------------
DEATH BENEFITS  If you or the Annuitant (if the Contract is owned by a non-living person) die before the PAYOUT START DATE, we will pay the death benefit described in the
                Contract. We also offer an Enhanced Death Benefit Rider and an Enhanced
                Death and Income Benefit Combination Rider.
-----------------------------------------------------------------------------------------------
TRANSFERS       Before the Payout Start Date, you may transfer your Contract value
                ("CONTRACT VALUE") among the investment alternatives, with certain restrictions.

                We do not currently impose a fee upon transfers. However, we reserve the right to charge $10 per transfer after the 12/th/ transfer in each "Contract
                Year," which we measure from the date we issue your contract or a Contract anniversary ("CONTRACT ANNIVERSARY").
-----------------------------------------------------------------------------------------------
WITHDRAWALS     You may withdraw some or all of your Contract Value at anytime during the
                Accumulation Phase. Full or partial withdrawals are available under limited circumstances on or after the Payout Start Date.

                In general, you must withdraw at least $50 at a time ($1,000 for withdrawals made during the Payout Phase). Withdrawals in the Payout Phase are only available if the Payout Option is a Variable Income Payment using
                Guaranteed Payments for a Specified Period. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. In a
                Tax Qualified Contract, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge and MARKET VALUE ADJUSTMENT also may apply.
-----------------------------------------------------------------------------------------------

                               5     PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways. First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 17 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 21. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

                                  [FLOW CHART]



As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner, or if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner, or if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-457-7617 if you have any questions about how the Contract works.

                               6     PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

THE TABLE BELOW LISTS THE EXPENSES THAT YOU WILL BEAR DIRECTLY OR INDIRECTLY WHEN YOU BUY A CONTRACT. THE TABLE AND THE EXAMPLES THAT FOLLOW DO NOT REFLECT PREMIUM TAXES IMPOSED BY THE STATE WHERE YOU RESIDE. FOR MORE INFORMATION ABOUT VARIABLE ACCOUNT EXPENSES, SEE "EXPENSES," BELOW. FOR MORE INFORMATION ABOUT FUND EXPENSES, PLEASE REFER TO THE ACCOMPANYING PROSPECTUS FOR THE FUNDS.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of purchase payments)*

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn  0   1   2   3   4   5   6   7+
----------------------------------------------------------------------------------------------------------------
Applicable Charge                                                                7%  7%  6%  6%  5%  4%  3%   0%
----------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                                       $35.00**
----------------------------------------------------------------------------------------------------------------
Transfer Fee                                                                            $10.00***
----------------------------------------------------------------------------------------------------------------

* Each Contract Year, you may withdraw up to 15% of the Contract Value as of the beginning of the Contract Year without incurring a withdrawal charge or Market Value Adjustment.

** We will waive this charge in certain cases. See "Expenses."

*** Applies solely to the thirteenth and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

Basic Contract

      Mortality and Expense Risk Charge                            1.00%
      -------------------------------------------------------------------
      Administrative Expense Charge                                0.10%
      -------------------------------------------------------------------
      Total Variable Account Annual Expense                        1.10%
      -------------------------------------------------------------------

With Enhanced Death Benefit Rider

      Mortality and Expense Risk Charge                            1.20%
      -------------------------------------------------------------------
      Administrative Expense Charge                                0.10%
      -------------------------------------------------------------------
      Total Variable Account Annual Expense                        1.30%
      -------------------------------------------------------------------

With Enhanced Death and Income Benefit Rider*

      Mortality and Expense Risk Charge                            1.40%
      -------------------------------------------------------------------
      Administrative Expense Charge                                0.10%
      -------------------------------------------------------------------
      Total Variable Account Annual Expense                        1.50%
      -------------------------------------------------------------------

With Enhanced Death and Income Benefit Rider II**

      Mortality and Expense Risk Charge                            1.50%
      -------------------------------------------------------------------
      Administrative Expense Charge                                0.10%
      -------------------------------------------------------------------
      Total Variable Account Annual Expense                        1.60%
      -------------------------------------------------------------------

* For contracts issued before July 27, 2000.

** For contracts issued on or after July 27, 2000.

                               7     PROSPECTUS

FUND ANNUAL EXPENSES
(as a percentage of Fund average daily net assets)/(1)/

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Funds may have agreed to waive their fees and/or reimburse Fund expenses in order to keep the Funds' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Fund's fees and expenses appears in the prospectus for each Fund.

                             ANNUAL FUND EXPENSES


 ------------------------------------------------------------------------------
                                                              Minimum  Maximum
 ------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses/(1)/ (expenses that
 are deducted from Fund assets, which may include management fees, distribution and/or services (12b-1) fees, and other
 expenses)                                                    0.75%    1.51%
 ------------------------------------------------------------------------------



(1)Expenses are shown as a percentage of Fund average daily net assets (before any waiver or reimbursement) as of December 31, 2009.


EXAMPLE 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses. The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated,

..   earned a 5% annual return on your investment, and

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and elected the Enhanced Death and Income Benefit Combination Rider II.

The first line of the example assumes that the maximum fees and expenses of any of the Funds are charged. The second line of the example assumes that the minimum fees and expenses of any of the Funds are charged. Your actual expenses may be higher or lower than those shown below.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $910  $1,472  $2,059   $3,423
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $836  $1,251  $1,693   $2,708
---------------------------------------------------------------------------------


EXAMPLE 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $315   $962   $1,634   $3,423
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $241   $741   $1,268   $2,708
---------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY FUND EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.50% (FOR CONTRACTS ISSUED ON OR AFTER JULY 27, 2000), AN ADMINISTRATIVE EXPENSE CHARGE OF 0.10% AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $35. IF THE ENHANCED DEATH BENEFIT HAS NOT BEEN ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. THE ABOVE EXAMPLES ASSUME TOTAL ANNUAL FUND EXPENSES LISTED IN THE EXPENSE TABLE WILL CONTINUE THROUGHOUT THE PERIODS SHOWN.

                               8     PROSPECTUS

FINANCIAL INFORMATION

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund. Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since the date we first offered the Contracts. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information.

The financial statements of Allstate Life and Allstate Financial Advisors Separate Account I also appear in the Statement of Additional Information. For a free copy of the Statement of Additional Information, please write or call us at 1-800- 457-7617.


THE CONTRACT
--------------------------------------------------------------------------------

CONTRACT OWNER
The AIM Lifetime Plus/SM/ II Variable Annuity is a contract between you (the Contract Owner) and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your Purchase Payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract Owner or Annuitant dies, and

..   any other rights that the Contract provides.

If you die, any surviving Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract Owner is a Grantor Trust, the Contract Owner will be considered a non-living person for purposes of this section and the Death Benefits section. The maximum age of the oldest Contract Owner cannot exceed age 90 as of the date we receive the completed application to purchase the Contract.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under certain retirement plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.

ANNUITANT

The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application to purchase the Contract. The maximum age of the Annuitant cannot exceed age 90 as of the date we receive the completed application to purchase the Contract. If the Contract Owner is a living person, you may change the Annuitant prior to the Payout Start Date. If a non-Qualified contract is held by a non-living person, any change in the Annuitant will be treated as the death of the Annuitant and will activate the distribution requirements outlined in the Death Benefit section. In our discretion, we may permit you to designate a joint Annuitant, who is a second person on whose life income payments depend, on the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:


..   the youngest Contract Owner if living, otherwise

..   the youngest Beneficiary.

BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner subject to the Death of Owner provision if the sole surviving Contract Owner dies before the Payout Start Date. (See section titled "Death Benefits" for details.) If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.


You may name one or more Beneficiaries when you apply for a Contract. You may also name one or more contingent Beneficiaries who will receive any death


                               9     PROSPECTUS
benefit or guaranteed income benefit if there are no surviving primary Beneficiaries upon the death of the sole surviving Contract Owner. You may change or add Beneficiaries at any time by writing to us unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If more than one Beneficiary survives you, we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the Death Benefit in equal amounts to the surviving Beneficiaries.

You may restrict income payments to Beneficiaries by providing us a written request. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change is subject to any payment we make or other action we take before we accept the change.

MODIFICATION OF THE CONTRACT

Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
No Owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the Assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS

Your initial Purchase Payment must be at least $5,000 ($2,000 for a Tax Qualified Contract). All subsequent Purchase Payments must be $500 or more. The maximum Purchase Payment is $2,000,000 without prior approval. We reserve the right to reduce the minimum Purchase Payment and to change the maximum Purchase Payment. You may make Purchase Payments of at least $500 at any time prior to the Payout Start Date. We also reserve the right to reject any application. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.


MINIMUM AND MAXIMUM ALLOWABLE AGE
You can purchase a Contract if, as of the date we receive the completed application you are between your state's age of majority and 90. If the Owner is a non-living person, then the Annuitant must be between the ages of 0 and 90, as of the date we receive the completed application.

AUTOMATIC ADDITIONS PROGRAM
You may make additional Purchase Payments of at least $100 ($500 for allocation to the Fixed Account Options) by automatically transferring money from your bank account. Please consult with your sales representative for detailed information.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your Purchase Payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing. We reserve the right to limit the availability of the Investment Alternatives.

We will allocate your Purchase Payments to the Investment Alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent Purchase Payments according to the allocation for the previous Purchase Payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial Purchase Payment that accompanies your completed application to your Contract

                               10     PROSPECTUS
within 2 business days after we receive the payment at our service center. (Mailing address: P.O. Box 758566, Topeka, KS 66675-8566). If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial Purchase Payment to your Contract within that 5 business day period. If you do not, we will return your Purchase Payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent Purchase Payments to the Contract at the close of the business day on which we receive the Purchase Payment at our service center.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your Purchase Payment after 3 p.m. Central Time on any Valuation Date, we will credit your Purchase Payment using the Accumulation Unit Values computed on the next Valuation Date.


There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.


RIGHT TO CANCEL
You may cancel your Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your Purchase Payments allocated to the Fixed Account. We also will return your Purchase Payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss and applicable charges that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you. If your Contract is an IRA qualified under Code Section 408(b), we will refund the greater of any purchase payment or the Contract Value.

CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, your Contract Value is equal to your initial Purchase Payment. Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the Purchase Payment you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 Purchase Payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

..   changes in the share price of the Fund in which the Variable Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Value, please refer to the Statement of Additional Information. We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider and the Enhanced Death and Income Benefit Combination Rider, and the Enhanced Death and Income Benefit Combination Rider II described on pages 24 and 25.

YOU SHOULD REFER TO THE PROSPECTUS FOR THE FUNDS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH FUND ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

                               11     PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------


You may allocate your purchase payments to up to 17 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.


For more complete information about each Fund, including expenses and risks associated with the Fund, please refer to the prospectus for the Fund. We will mail you a prospectus for each Fund related to the Variable Sub-Account to which you allocate your Purchase payment. You should carefully consider the investment objectives, risks, charges and expenses of the investment alternatives when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617. Invesco Advisers, Inc. serves as the investment advisor to each Fund.




SERIES I SHARES:                         EACH FUND SEEKS                                   INVESTMENT ADVISOR
-------------------------------------------------------------------------------------------------------------------
Invesco V.I. Basic Balanced Fund -       Long-term growth of capital and current income    INVESCO ADVISERS, INC.*
 Series I/(1)/
-------------------------------------------------------------------------------------------
Invesco V.I. Basic Value Fund - Series   Long-term growth of capital
 I/(1)/
-------------------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation Fund   Growth of capital
 - Series I/(1)/
-------------------------------------------------------------------------------------------
Invesco V.I. Capital Development Fund -  Long-term growth of capital
 Series I/(1)/
-------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund - Series   Growth of capital
 I/(1)/
-------------------------------------------------------------------------------------------
Invesco V.I. Diversified Income Fund -   To achieve high level of current income
 Series I/(1)/
-------------------------------------------------------------------------------------------
Invesco V.I. Government Securities Fund  High level of current income consistent with
 - Series I/(1)/                          reasonable concern for safety of principal
-------------------------------------------------------------------------------------------
Invesco V.I. High Yield Fund - Series    High level of current income
 I/(1)/
-------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund   Long-term growth of capital
 - Series I/(1)/
-------------------------------------------------------------------------------------------
Invesco V.I. Large Cap Growth Fund -     Long-term growth of capital
 Series I/(1)/
-------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund -  Long-term growth of capital
 Series I/(1)/
-------------------------------------------------------------------------------------------
Invesco V.I. Money Market Fund - Series  Provide as high a level of current income as is
 I/(1)/                                   consistent with the preservation of capital and
                                          liquidity
-------------------------------------------------------------------------------------------
Invesco V.I. Technology Fund - Series    Capital growth
 I/(1)/
-------------------------------------------------------------------------------------------
Invesco V.I. Utilities Fund - Series     Capital growth and income
 I/(1)/
-------------------------------------------------------------------------------------------



(1)Effective April 30, 2010, the following Funds changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 AIM V.I. Basic Balanced Fund           Invesco V.I. Basic Balanced Fund
 -----------------------------------------------------------------------------
 AIM V.I. Basic Value Fund              Invesco V.I. Basic Value Fund
 -----------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund     Invesco V.I. Capital Appreciation Fund
 -----------------------------------------------------------------------------
 AIM V.I. Capital Development Fund      Invesco V.I. Capital Development Fund
 -----------------------------------------------------------------------------
 AIM V.I. Core Equity Fund              Invesco V.I. Core Equity Fund
 -----------------------------------------------------------------------------
 AIM V.I. Diversified Income Fund       Invesco V.I. Diversified Income Fund
 -----------------------------------------------------------------------------
 AIM V.I. Government Securities Fund    Invesco V.I. Government Securities
                                         Fund
 -----------------------------------------------------------------------------
 AIM V.I. High Yield Fund               Invesco V.I. High Yield Fund
 -----------------------------------------------------------------------------
 AIM V.I. International Growth Fund     Invesco V.I. International Growth Fund
 -----------------------------------------------------------------------------
 AIM V.I. Large Cap Growth Fund         Invesco V.I. Large Cap Growth Fund
 -----------------------------------------------------------------------------
 AIM V.I. Mid Cap Core Equity Fund      Invesco V.I. Mid Cap Core Equity Fund
 -----------------------------------------------------------------------------
 AIM V.I. Money Market Fund             Invesco V.I. Money Market Fund
 -----------------------------------------------------------------------------
 AIM V.I. Technology Fund               Invesco V.I. Technology Fund
 -----------------------------------------------------------------------------
 AIM V.I. Utilities Fund                Invesco V.I. Utilities Fund
 -----------------------------------------------------------------------------


* The investment objective(s) of each Sub-Account may be changed by the Fund's Board of Directors without shareholder approval.

Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds in which those Variable Sub-Accounts invest. You bear the investment risk that the Funds might not meet their investment objectives. Shares of the Funds are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

                               12     PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------


You may allocate all or a portion of your Purchase Payments to the Fixed Account. You may choose from among 3 Fixed Account Options including 2 Dollar Cost Averaging Options and the option to invest in one or more Guarantee Periods. The Fixed Account Options may not be available in all states. Please consult with your sales representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING OPTIONS
You may establish a Dollar Cost Averaging Program, as described on page 17, by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar
Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to other investment alternatives in equal monthly installments beginning within 30 days of allocation. The number of monthly installments must be no more than 6 for the 6 Month Dollar Cost Averaging Option, and no more than 12 for the 12 Month Dollar Cost Averaging Option.

If we do not receive allocation instructions from you within one month of the date of the payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments using the longest transfer period being offered at the time the Purchase Payment is made.

At the end of the applicable transfer period, any nominal amounts remaining in the Dollar Cost Averaging Option will be allocated to the Money Market Variable Sub-Account.

Transfers out of the 6 or 12 Month Dollar Cost Averaging Options do not count towards the 12 transfers you can make without paying a transfer fee.

You may not transfer funds from other Investment Alternatives to either the 6 or 12 Month Dollar Cost Averaging Options. The 6 or 12 Month Dollar Cost Averaging Options may not be available in your state.

GUARANTEE PERIODS
Each payment or transfer allocated to the Guaranteed Maturity Fixed Account earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. In the future, we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

You select a Guarantee Period for each purchase or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment, if available. We reserve the right to limit the number of additional purchase payments that you may allocate to this Option. Each Purchase Payment or transfer allocated to a Guarantee Period must be at least $500.

The Guarantee Periods may not be available in your state.

INTEREST RATES
We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may declare different interest rates for Guarantee Periods of the same length that begin at different times. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For current interest rate information, please contact your sales representative or Allstate Life at 1-800-457-7617. The interest rates we credit will never be less than the minimum guaranteed rate stated in the Contract.

HOW WE CREDIT INTEREST
We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period. The following example illustrates how a purchase payment allocated to this Option would grow, given an assumed Guarantee Period and annual interest rate:

                         Purchase Payment      $ 10,000
                         Guarantee Period       5 years
                         Annual Interest Rate     4.50%

                               13     PROSPECTUS

                                                         END OF CONTRACT YEAR
                                          YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5
----------------------------------------------------------------------------------------------
Beginning Contract Value                $10,000.00
  X (1 + Annual Interest Rate)            X  1.045
                                        ----------
                                        $10,450.00
Contract Value at end of Contract Year             $10,450.00
  X (1 + Annual Interest Rate)                       X  1.045
                                                   ----------
                                                   $10,920.25
Contract Value at end of Contract Year                        $10,920.25
  X (1 + Annual Interest Rate)                                  X  1.045
                                                              ----------
                                                              $11,411.66
Contract Value at end of Contract Year                                   $11,411.66
  X (1 + Annual Interest Rate)                                             X  1.045
                                                                         ----------
                                                                         $11,925.19
Contract Value at end of Contract Year                                              $11,925.19
  X (1 + Annual Interest Rate)                                                        X  1.045
                                                                                    ----------
                                                                                    $12,461.82

TOTAL INTEREST CREDITED DURING GUARANTEE PERIOD = $2,461.82 ($12,461.82-$10,000)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a partial withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict current or future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above but will never be less than the guaranteed minimum rate stated in the Contract, if any.

RENEWALS. Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1) Take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expired Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

2) Instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3) Instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4) Withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay income taxes, premium taxes, and be subject to withholding (if applicable). The amount withdrawn will be deemed to have been withdrawn on the day the previous Guarantee Period ends. Amounts not withdrawn will be applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

MARKET VALUE ADJUSTMENT. All withdrawals in excess of the Free Withdrawal Amount, transfers, and amounts applied to an Income Plan from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment may apply in the calculation of the Settlement Value described below in the "Death Benefit Amount" section below. We will not apply a Market Value Adjustment to a transfer you make as part of a Dollar Cost Averaging Program. We also will not apply a Market Value Adjustment to a withdrawal you make:

..   within the Free Withdrawal Amount as described on page 19,

..   when exercising the confinement, unemployment, widow withdrawals or terminal illness waivers, or

..   to satisfy IRS minimum distribution rule for the Contract.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time it is removed from that Guarantee Period. We calculate the Market Value Adjustment by comparing the Treasury Rate for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the Guarantee Period when you remove your money. "TREASURY RATE" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Statistical Release H.15.

                               14     PROSPECTUS

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, income tax, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal of your Contract Value to an amount that is less than the purchase payment plus interest at the minimum guaranteed interest rate under the Contract.

Generally, if the original Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate, then the Market Value Adjustment will result in a higher amount payable to you, transferred, or applied to an Income Plan. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable current Treasury Rate, then the Market Value Adjustment will result in a lower amount payable to you, transferred, or applied to an Income Plan.

For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 5 year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 5 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.

INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer your Contract Value among the investment alternatives. Transfers are not permitted into the 6 or 12 Month Dollar Cost Averaging Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer into a Guarantee Period is $500. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We treat transfers to or from more than one Fund on the same day as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after a Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any of your fixed income payments into variable income payments. You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-457-7617. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privileges, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying

                               15     PROSPECTUS
information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Fund and raise its expenses, which can impair Fund performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Funds also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Fund, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Fund or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Funds that they intend to restrict the purchase, exchange, or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Fund shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Funds that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Fund has indicated that the transfers interfere with Fund management or otherwise adversely impact the Fund; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Fund.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable

                               16     PROSPECTUS

Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Funds are authorized by SEC regulation to adopt and impose redemption fees if a Fund's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Fund. The Fund will set the parameters relating to the redemption fee and such parameters may vary by Fund. If a Fund elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Fund. Please consult the Fund's prospectus for more complete information regarding the fees and charges associated with each Fund.

DOLLAR COST AVERAGING PROGRAM
You may make transfers automatically through dollar cost averaging prior to the Payout Start Date. There are three different ways to use the Dollar Cost Averaging Program:

1) You may allocate purchase payments to the Fixed Account Options for the specific purpose of dollar cost averaging.

2) You may dollar cost average out of any Variable Sub-Account into any other Variable Sub-Account(s).

3) You may transfer interest credited from a Guarantee Period(s) to any Variable Sub-Account without application of a Market Value Adjustment.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.

AUTOMATIC FUND REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Variable Sub-Account may cause a shift in the percentage you allocated to each Variable Sub-Account. If you select our Automatic Fund Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:


   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Invesco V.I. Diversified Income Variable Sub-Account and 60% to be in the Invesco V.I. Capital Appreciation Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Invesco V.I. Diversified Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Invesco V.I. Diversified Income Variable Sub-Account and use the money to buy more units in the Invesco V.I. Capital Appreciation Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.


The Automatic Fund Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

                               17     PROSPECTUS

EXPENSES
--------------------------------------------------------------------------------


As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in processing purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

..   total purchase payments equal $50,000 or more, or

..   all money is allocated to the Fixed Account Options, as of the Contract
    Anniversary.

After the Payout Start Date, we will waive this charge if:

..   as of the Payout Start Date, the Contract Value is $50,000 or more, or

..   all income payments are fixed amount income payments.

If you surrender your Contract, we will deduct a full contract maintenance charge unless your Contract qualifies for a waiver.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.00% of the average daily net assets you have invested in the Variable Sub-Accounts (1.20% if you select the Enhanced Death Benefit Rider, 1.40% if you select the Enhanced Death and Income Benefit Combination Rider (available with contracts issued before July 27, 2000), and 1.50% for Contracts with the Enhanced Death and Income Benefit Combination Rider II (available with Contracts issued on or after July 27, 2000)). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then Allstate Life will bear the loss. We charge additional amounts for the Enhanced Death Benefit and Enhanced Death and Income Benefit Combination riders to compensate us for the additional risk that we accept by providing each rider. Neither the Enhanced Death Benefit Rider, the Enhanced Death and Income Benefit Combination Rider, or Enhanced Death and Income Benefit Combination Rider II are available under a Contract that is continued by a surviving spouse. After the death of the Contract Owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. No necessary relationship exists between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a Withdrawal Charge of up to 7% of the Purchase Payment(s) you withdraw. The charge declines to 0% after 7 complete years from the date we received the Purchase Payment being withdrawn. A schedule showing how the charge declines appears on page 7, above. During each Contract Year, you can withdraw up to 15% of the Contract Value as of the beginning of that Contract Year without paying the charge. Unused portions of this 15% "FREE WITHDRAWAL AMOUNT" are not carried forward to future Contract Years. We will deduct Withdrawal Charges, if applicable, from the amount paid. For purposes of the Withdrawal Charge, we will treat withdrawals as coming from the oldest Purchase Payments first. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

If you make a withdrawal before the Payout Start Date, we will apply the Withdrawal Charge percentage in effect on the date of the withdrawal, or the Withdrawal Charge percentage in effect on the following day, whichever is lower.

                               18     PROSPECTUS

We do not apply a Withdrawal Charge in the following situations:

..   on the Payout Start Date (a Withdrawal Charge may apply if you elect to receive income payments for a specified period of less than 120 months);

..   the death of the Contract Owner or Annuitant (unless the settlement value is used);

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract; or

..   withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the Withdrawal Charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the Withdrawal Charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fees described above, to make up any difference. Withdrawals also may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

CONFINEMENT WAIVER. We will waive the Withdrawal Charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. you, or the Annuitant if the Contract is owned by a non-living person, are first confined to a long term care facility or a hospital (as defined in the Contract) for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2. we must receive your request for the withdrawal and due proof (as defined in the Contract) of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital; and

3. a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you, or the Annuitant, or a member of your or the Annuitant's immediate family (as defined in the Contract), is the physician prescribing your or the Annuitant's stay in a long term care facility.

TERMINAL ILLNESS WAIVER. We will waive the Withdrawal Charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if:

1. you (or the Annuitant if the Contract Owner is not a living person) are first diagnosed by a physician (we may require a second or a third opinion) with a terminal illness (as defined in the Contract) at least 30 days after the Issue Date; and

2.  you claim this benefit and deliver adequate proof of diagnosis to us.

UNEMPLOYMENT WAIVER. We will waive the Withdrawal Charge and any Market Value Adjustment on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract, if you meet the following requirements:

1.  you or the Annuitant become unemployed at least one year after the Issue
Date;

2. you or the Annuitant have been granted unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment and we receive due proof thereof (as defined in the Contract) prior to or at the time of the withdrawal request; and

3. you or the Annuitant exercise this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

You may exercise this benefit once during the life of your Contract. This waiver applies upon the unemployment of the Annuitant only if the Contract Owner is not a living person.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you are not required to pay our Withdrawal Charge because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. We may discontinue this practice sometime in the future and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state. At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.

                               19     PROSPECTUS

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Taxes Section.


OTHER EXPENSES
--------------------------------------------------------------------------------

Each Fund deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of current estimates of those charges and expenses, see pages 7-9.


We receive compensation from Invesco Advisers, Inc., for administrative services we provide to the Funds. We collect this compensation under an agreement between us and Invesco Advisers, Inc., and is calculated based on percentages of the average assets allocated to each Fund.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 21.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our service center, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You have the opportunity to name the Investment Alternative(s) from which you are taking the withdrawal. If none is specified, we will deduct your withdrawal pro-rata from the Investment Alternatives according to the value of your investments therein.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, we may require you to return your Contract to us. We also will deduct a contract maintenance charge of $35, unless we have waived the contract maintenance charge on your Contract.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.


WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2.   An emergency exists as defined by the SEC; or

3.   The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

                               20     PROSPECTUS

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging or Automatic Fund Rebalancing Programs.

Depending on fluctuations in the accumulation unit value of the Variable Sub-Accounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. Systematic withdrawal payments are subject to any applicable withdrawal charges and market value adjustments. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $1,000, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional Purchase Payment to restore your Contract's value to the contractual minimum of $1,000. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges, and taxes.

INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
You select the Payout Start Date in your application. The Payout Start Date is the day that we apply your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, to an Income Plan. The Payout Start Date must be no later than the Annuitant's 90th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

..   fixed income payments;

..   variable income payments; or

..   a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets which support variable income payments even though we do not bear any mortality risk.

                               21     PROSPECTUS

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment.

Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or a portion of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. We also deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We may make other Income Plans available. You may obtain information about them by writing or calling us.

You may apply all or part of your Contract Value to an Income Plan. If you elected the Enhanced Death and Income Benefit Combination Rider, you may be able to apply an amount greater than your Contract Value. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

..   pay you the Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..   reduce the frequency of your payments so that each payment will be at least
    $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments. We reserve the right to make other assumed investments rates available under this contract.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1) adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

2) deducting any applicable premium tax; and

3) applying the resulting amount to the greater of (a) the appropriate value from the income payment

                               22     PROSPECTUS
   table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter times as state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS
--------------------------------------------------------------------------------


We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract Owner dies or,

2. the Annuitant dies, if the Contract is owned by a company or other non-living Owner.

We will pay the death benefit to the new Contract Owner who is determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner. A claim for a distribution on death must include "DUE PROOF OF DEATH." We will accept the following documentation as Due Proof of Death:

..   a certified copy of a death certificate; or

..   a certified copy of a decree of a court of competent jurisdiction as to a finding of death; or

..   any other proof acceptable to us.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.


Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any beneficiary which remain in the investment alternatives are subject to investment risk.


DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1) the Contract Value as of the date we determine the death benefit, or

2) the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the death benefit, or

3) the sum of all Purchase Payments reduced by a withdrawal adjustment, as defined below, or

4) the greatest of the Contract Values on each DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, increased by Purchase Payments made since that Death Benefit Anniversary and reduced by a withdrawal adjustment as defined below.

In calculating the Settlement Value, the amount in each individual Guarantee Period may be subject to a Market Value Adjustment. A Market Value Adjustment will apply to amounts in a Guarantee Period, unless we calculate the Settlement Value during the 30-day period after the expiration of the Guarantee Period. Also, the Settlement Value will reflect deduction of any applicable Withdrawal Charges, contract maintenance charges, and premium taxes.

A Death Benefit Anniversary is every seventh Contract Anniversary during the Accumulation Phase. For example, the 7th, 14th, and 21st Contract Anniversaries are the first three Death Benefit Anniversaries.

The "withdrawal adjustment" is equal to (a) divided by (b), with the result multiplied by (c), where:

   (a) is the withdrawal amount;

   (b) is the Contract Value immediately prior to the withdrawal; and

   (c) is the value of the applicable death benefit alternative immediately prior to the withdrawal.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greater of;

1) the Contract Value as of the date we determine the death benefit, or

2) the Settlement Value.

                               23     PROSPECTUS

We reserve the right to extend, on a non-discriminatory basis, the 180 day period in which the death proceeds will equal the death benefit as described above. This right applies only to the amount payable as death proceeds and in no way restricts when a claim may be filed.

A Market Value Adjustment, if any, made upon payment of a death benefit would be positive.

ENHANCED DEATH BENEFIT RIDER
If the oldest Contract Owner, or Annuitant if the Contract Owner is a non-living person, is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death Benefit Rider is an optional benefit that you may elect. If you elect the rider, the death benefit will be the greater of the death benefit alternatives (1) through (4) listed above, or
(5) the enhanced death benefit.

If the Contract Owner is a living individual, the enhanced death benefit applies only for the death of the Contract Owner. If the Contract Owner is not a living individual, the enhanced death benefit applies only for the death of the Annuitant. The enhanced death benefit is equal to the greater of Enhanced Death Benefit A or Enhanced Death Benefit B. Enhanced Death Benefit B may not be available in all states.

The enhanced death benefit will never be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.

The Enhanced Death Benefit Rider benefit is not available under a contract that is continued by a surviving spouse. After the death of the Contract Owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract, and any death benefit paid under a continued Contract will not include the enhanced death benefit.

ENHANCED DEATH BENEFIT A. The Enhanced Death Benefit A on the Issue Date is equal to the initial Purchase Payment. On each Contract Anniversary, we will recalculate your Enhanced Death Benefit A to equal the greater of your Contract Value on that date, or the most recently calculated Enhanced Death Benefit A. We also will recalculate your Enhanced Death Benefit A whenever you make an additional Purchase Payment or a partial withdrawal. Additional Purchase Payments will increase the Enhanced Death Benefit A dollar-for-dollar.

Withdrawals will reduce the Enhanced Death Benefit A by an amount equal to a withdrawal adjustment computed in the manner described above under "Death Benefit Amount."

In the absence of any withdrawals or Purchase Payments, the Enhanced Death Benefit A will be the greatest of all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will calculate Anniversary Values for each Contract Anniversary prior to the oldest Contract Owner's or, if the Contract owner is not a living person, the oldest Annuitant's, 85th birthday. After age 85, we will recalculate the Enhanced Death Benefit A only for Purchase Payments and withdrawals. The Enhanced Death Benefit A will never be greater than the maximum death benefit allowed by any non-forfeiture laws which govern the Contract.

ENHANCED DEATH BENEFIT B. The Enhanced Death Benefit B is equal to total Purchase Payments made reduced by a withdrawal adjustment computed in the manner described above under "Death Benefit Amount." Each Purchase Payment and each withdrawal adjustment will accumulate daily at a rate equivalent to 5% per year until the earlier of the date

..   we determine the death benefit, or

..   the first day of the month following the oldest Contract Owner's or, if the
    Contract Owner is not a living person, the Annuitant's, 85th birthday.

The Enhanced Death Benefit B will never be greater than the maximum death benefit allowed by any non-forfeiture laws which govern the Contract.

ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER (available with Contracts issued before July 27, 2000. For Contracts issued on or after July 27, 2000, see the next section titled "Enhanced Death and Income Benefit Combination Rider II")


If the oldest Contract Owner, or Annuitant if the Owner is a non-living person, is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death and Income Benefit Combination Rider is an optional benefit that you may elect, instead of the Enhanced Death Benefit Rider.


The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider is the same as that described above under "Enhanced Death Benefit Rider."

The enhanced income benefit defines a minimum amount applied to the Payout Phase. This minimum amount is equal to what the value of the enhanced death benefit would be on the Payout Start Date. In some states, the calculation of the enhanced income benefit will not include the value of the Enhanced Death Benefit B. Please consult with your sales representative for information.

The enhanced income benefit will apply if the Contract Owner elects a Payout Start Date that:

..   is on or after the tenth Contract Anniversary, and

..   is prior to the Annuitant's age 90.

On the Payout Start Date, you may apply the greater of the Contract Value or the enhanced income benefit to the Payout Phase of the Contract. No Market Value Adjustment will be applied to the enhanced income

                               24     PROSPECTUS
benefit amount. The enhanced income benefit will only apply if the Income Plan selected provides payments guaranteed for either single or joint life with a period certain of at least:

..   10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

..   5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II (available with Contracts issued on or after July 27, 2000)

If the oldest Contract Owner is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death and Income Benefit Combination Rider II is an optional benefit that you may elect, instead of the Enhanced Death Benefit Rider.

The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider II is the same as that described above under "Enhanced Death Benefit Rider."

The enhanced income benefit guarantees that the minimum amount of income payments you receive will not be less than those determined by applying the Income Base on Payout Start Date, to the minimum guaranteed Income Payment Tables shown in the Contract (rather than to any current rates we may be offering) for the Income Plan you select ("Guaranteed Income Benefit"). In some states, the calculation of the enhanced income benefit will not include the value of Income Base B. Please consult with your sales representative for more information.

The Income Base is the greater of Income Base A and Income Base B. We determine each Income Base as follows:

INCOME BASE A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a Purchase Payment or withdrawal is made:

..   For Purchase Payments, Income Base A is equal to the most recently calculated Income Base plus the Purchase Payment. For withdrawals, Income Base A is equal to the most recently calculated Income Base reduced by a withdrawal adjustment.

..   On each Contract Anniversary, Income Base A is equal to the greater of the
    Contract Value on that date or the most recently calculated Income Base A.

In the absence of any withdrawals or Purchase Payments, Income Base A will be the greatest of all the Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate Income Base A for Purchase Payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary on or after the 85th birthday of the oldest Contract Owner or, if no Owner is a living individual, the oldest Annuitant. After that date, we will recalculate Income Base A for Purchase Payments and withdrawals.

INCOME BASE B. On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B, plus any subsequent Purchase Payments and less a withdrawal adjustment for any subsequent withdrawals, will accumulate daily at a rate equal to 5% per year until the first day of the month following the oldest Contract Owner's or, if the Contract Owner is not a living individual, the Annuitant's 85th birthday. After this date, Income Base B will be recalculated only for Purchase Payments and withdrawals.

For purposes of computing Income Base A or B, the withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

Please consult with your sales representative for information.

The income base is used solely for the purpose of calculating the guaranteed income benefit under this Rider ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

The guaranteed income benefit amount is determined by applying the enhanced income benefit amount less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described below.

The enhanced income benefit will apply if the Contract Owner elects a Payout Start Date that:

..   is on or after the tenth Contract Anniversary,

..   is during the 30-day period following the Contract Anniversary.

..   is prior to the Annuitant's 90th birthday.

The enhanced income benefit will only apply if you elect to receive fixed amount income payments. These fixed income payments will be calculated using the appropriate Guaranteed Income Payment Tables provided in your Contract.

If, however, you apply the Contract Value and not the enhanced income benefit to the Income Plan, then you may select any Income Plan we offer at that time.

IF YOU EXPECT TO APPLY YOUR CONTRACT VALUE TO VARIABLE INCOME PAYMENT OPTIONS OR TO CURRENT ANNUITY PAYMENT RATES THEN IN EFFECT, ELECTING THE ENHANCED INCOME BENEFIT MAY NOT BE APPROPRIATE.

                               25     PROSPECTUS

No Market Value Adjustment will be applied to the enhanced income benefit amount. The enhanced income benefit will only apply if the Income Plan selected provides payments guaranteed for either single or joint life with a period certain of at least:

..   10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

..   5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

Neither of the Enhanced Death and Income Benefit Combination Rider's benefits are available under a Contract that is continued by a surviving spouse.

After the death of the Contract Owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract. Any death benefit paid under a continued Contract will not include the enhanced death benefit. Any calculation of amount to be applied to an Income Plan upon annuitization under a continued Contract will not include the enhanced income benefit.

We may discontinue offering these options at any time.

If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any Purchase Payments or the Contract Value.

DEATH BENEFIT PAYMENTS

IF THE NEW OWNER IS YOUR SPOUSE, THE NEW OWNER MAY:

1.  elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

..   The life of the new Owner; or

..   for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Owner; or

..   over the life of the new Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Owner.

If your spouse does not elect one of the above options, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

..   On the date the Contract is continued, the Contract Value will equal the amount of the Death Benefit as determined as of the Valuation Date on which we received the completed request for settlement of the death benefit (the next Valuation Date, if we receive the completed request for settlement of the death benefit after 3 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in those Variable Sub-Accounts as of the end of the Valuation Period during which we receive the completed request for settlement of the death benefit, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   .   transfer all or a portion of the excess among the Variable Sub-Accounts;

   . transfer all or a portion of the excess into the Guaranteed Maturity Fixed Account and begin a new Guarantee Period; or

   . transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Guaranteed Maturity Fixed Account.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a Withdrawal Charge.

Only one spousal continuation is allowed under this Contract.

IF THE NEW OWNER IS NOT YOUR SPOUSE BUT IS A LIVING PERSON, THE NEW OWNER MAY:

1) elect to receive the death benefit in a lump sum, or

2) elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

..   the life of the new Owner; or

..   for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Owner; or

..   over the life of the new Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Owner.

If the new Owner does not elect one of the above options then the new Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received a completed request for settlement of the death benefit (the next Valuation Date, if we receive a

                               26     PROSPECTUS
completed request for settlement of the death benefit after 3 p.m. Central
Time). Unless otherwise instructed by the new Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The new Owner may exercise all rights as set forth in the TRANSFERS section during this 5 year period.

No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.


If the new Owner dies prior to receiving all of the Contract Value, then the new Owner's named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.


We reserve the right to offer additional options upon Death of Owner.

IF THE NEW OWNER IS A CORPORATION, TRUST, OR OTHER NON-LIVING PERSON:

   (a) The new Owner may elect to receive the death benefit in a lump sum; or

   (b) If the new Owner does not elect the option above, then the new Owner must receive the Contract Value payable within 5 years of your date of death. On the date we receive the complete request for settlement of the Death Benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the new Owner, the excess, if any of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The new Owner may exercise all rights set forth in the TRANSFERS provision during this 5 year period. No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Owner.

If any new Owner is a non-living person, all new Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the new Owner from the date of your death to the date on which the death proceeds are paid.

DEATH OF ANNUITANT

If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date and the Contract Owner is a living person, then the Contract will continue with a new Annuitant as designated by the Contract Owner.

If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date and the Contract Owner is a non-living person, the following apply:

   (a) The Contract Owner may elect to receive the death benefit in a lump sum;
or

   (b) If the new Owner does not elect the option above, then the Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract Owner may then exercise all rights set forth in the TRANSFERS provision during this 5 year period. No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Owner.

MORE INFORMATION
--------------------------------------------------------------------------------


ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2005, Glenbrook Life and Annuity Company ("Glenbrook") issued the Contract. Effective January 1, 2005, Glenbrook merged with Allstate Life ("Merger"). On the date of the Merger, Allstate Life acquired from Glenbrook all of Glenbrook's assets and became directly liable for Glenbrook's liabilities and obligations with respect to all contracts issued by Glenbrook.


Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.


Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate

                               27     PROSPECTUS

Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through the Glenbrook Life and Annuity Company Separate Account A. Effective January 1, 2005, Glenbrook Life Multi-Manager Variable Account and Glenbrook Life and Annuity Company Separate Account A combined with Allstate Financial Advisors Separate Account I and consolidated duplicative Variable Sub-Accounts that invest in the same Funds (the "Consolidation"). The Accumulation Unit Values for the Variable Sub-Accounts in which you invest did not change as a result of the Consolidation, and your Contract Value immediately after the Consolidation was the same as the value immediately before the Consolidation. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which are available under the Contract. We may add new Variable Sub-Accounts, or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds . We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE FUNDS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Funds at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date, the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding eligible Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.


CHANGES IN FUNDS. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in underlying funds. We will notify you in advance of any change.


CONFLICTS OF INTEREST. The Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate

                               28     PROSPECTUS
accounts to invest in the same Fund. The board of trustees of the Funds monitors for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Funds' board of trustees may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
DISTRIBUTION. ALFS, Inc. located at 3100 Sanders Road, Northbrook, Illinois 60062-7154, serves as principal underwriter of the Contracts. ALFS, Inc. ("ALFS") is a wholly owned subsidiary of Allstate Life.

ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the Financial Industry Regulatory Authority (FINRA).

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8.5% of all purchase payments (on a present value basis).

Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed 1.20%, on an annual basis, of the Contract Values considered in connection with the bonus. Sale of the Contracts may also count toward incentive program awards for the registered representative. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Allstate Life does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract owners arising out of services rendered or Contracts issued.


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se/2/, inc., of 5801 SW 6/th/ Avenue, Topeka, Kansas 66636, whereby se/2/, inc. provides certain business process outsourcing services with respect to the Contracts. se/2/, inc. may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2009, consisted of the following:
Keane Worldzen, Inc. (administrative services) located at 625 North Michigan Avenue, Suite 1100, Chicago, IL 60611; RR Donnelly Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5/th/ Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44/th/ Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; EquiSearch Services, Inc. (lost shareholder search) located at 11 Martime Avenue, Suite 665, White Plains, NY 10606; ZixCorp Systems, Inc. (email encryption) located at 2711 N. Haskell Ave., Suite 2300, Dallas, TX 75204; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5/th/ Floor, Kansas City, MO 64105.

In administering the Contracts, the following services are provided, among others:

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals,

                               29     PROSPECTUS
waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL MATTERS

All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under state insurance law, have been passed upon by Susan L. Lees, General Counsel of Allstate Life.


TAXES
--------------------------------------------------------------------------------


THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE.   There are several exceptions to the
general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump

                               30     PROSPECTUS
sum payment; or 2) payment deferred up to five years from date of death.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of

                               31     PROSPECTUS
  such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


We administer certain spousal rights under the Contract and related tax reporting in accordance with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your Contract is issued, we may offer certain spousal benefits to civil union couples or same-sex marriage spouses. You should be aware, however, that federal tax law does not recognize civil unions or same-sex marriages. Therefore, we cannot permit a civil union partner or same-sex spouse to continue the Contract within the meaning of the tax law upon the death of the first partner under the Contract's "spousal continuance" provision. Civil union couples and same-sex marriage spouses should consider that limitation before selecting a spousal benefit under the Contract.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,


..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,


..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

PARTIAL EXCHANGES. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective June 30, 2008, a partial exchange, of a deferred annuity contract for another deferred annuity contract, will qualify for tax-deferral only if no amount is withdrawn or surrendered from either contract for a period of 12 months. The 12 month period begins on the date when exchange proceeds are treated as premiums paid for the recipient contract. Withdrawals from, annuitizations, taxable Owner or Annuitant changes, or surrenders of either contract within the 12 month period will retroactively negate the partial exchange, unless one of the following applies:

..   the contact owner reaches 59 1/2, becomes totally disabled, dies, obtains a divorce or suffers a loss of employment after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change, or surrender;

..   if the annuity is owned by an entity, the annuitant dies after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change or surrender;

                               32     PROSPECTUS

..   the withdrawal is allocable to investment in the Contract before August 14,
    1982; or,

..   the annuity is a qualified funding asset within the meaning of Code section
    130(d).

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.


Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such

                               33     PROSPECTUS
as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,


..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,


..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

                               34     PROSPECTUS

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.


With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.


For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.


Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


CHARITABLE IRA DISTRIBUTIONS. The Pension Protection Act of 2006 included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. The Emergency Economic Stabilization Act of 2008 extended this provision for two years.

                               35     PROSPECTUS

For distributions in tax years beginning after 2005 and before 2010, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.


A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.


ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish

                               36     PROSPECTUS

SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

CAUTION: Under recent IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.

Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.


STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.


                               37     PROSPECTUS

ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------



Allstate Life's annual report on Form 10-K for the year ended December 31, 2009, is incorporated herein by reference, which means that it is legally a part of this prospectus.


All other reports filed with the SEC under the Exchange Act since the Form 10-K Annual Report, including filings made on Form 10-Q and Form 8-K, and all documents or reports we file with the SEC under the Exchange Act after the date of this prospectus and before we terminate the offering of the securities under this prospectus are also incorporated herein by reference, which means that they are legally a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.


We file our Exchange Act documents and reports, including our annual report on Form 10-K, quarterly reports on Form 10-Q, and current reports on Form 8-K electronically on the SEC's "EDGAR" system using the identifying number CIK
No. 0000352736. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC's Public Reference Room, call 1-202-551-8090.


If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 758567, Topeka, KS 66675-8565 (telephone:
1-800-457-7617).

                               38     PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

      ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
      -------------------------------------------------------------------
      THE CONTRACT
      -------------------------------------------------------------------
         Purchase of Contracts
      -------------------------------------------------------------------
         Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
      -------------------------------------------------------------------
      CALCULATION OF ACCUMULATION UNIT VALUES
      -------------------------------------------------------------------
      NET INVESTMENT FACTOR
      -------------------------------------------------------------------
      CALCULATION OF VARIABLE INCOME PAYMENTS
      -------------------------------------------------------------------
      CALCULATION OF ANNUITY UNIT VALUES
      -------------------------------------------------------------------

              GENERAL MATTERS
              ---------------------------------------------------
                 Incontestability
              ---------------------------------------------------
                 Settlements
              ---------------------------------------------------
                 Safekeeping of the Variable Account's Assets
              ---------------------------------------------------
                 Premium Taxes
              ---------------------------------------------------
                 Tax Reserves
              ---------------------------------------------------
              EXPERTS
              ---------------------------------------------------
              FINANCIAL STATEMENTS
              ---------------------------------------------------
              APPENDIX A - ACCUMULATION UNIT VALUES
              ---------------------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               39     PROSPECTUS

APPENDIX A ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------


Appendix A presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Sub-Account since the Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

All of the variable Sub-Accounts were first offered under the Contracts on June 2, 1998, except the AIM V.I. Basic Value Fund--Series I and AIM V.I. Mid Cap Core Equity Fund--Series I, which commenced operations on October 1, 2001, and the AIM V.I. Technology Fund--Series I and the AIM V.I. Utilities Fund--Series I, which were first offered on October 15, 2004 and the AIM V.I. Large Cap Growth Fund--Series I, which was first offered on June 12, 2006.

The names of the following Sub-Accounts changed since December 31, 2009. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2009:



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
   2009 (AS APPEARS IN THE FOLLOWING
  TABLES OF ACCUMULATION UNIT VALUES)    SUB-ACCOUNT NAME AS OF MAY 1, 2010
 -----------------------------------------------------------------------------
 AIM V.I. Basic Balanced Fund           Invesco V.I. Basic Balanced Fund
 AIM V.I. Basic Value Fund              Invesco V.I. Basic Value Fund
 AIM V.I. Capital Appreciation Fund     Invesco V.I. Capital Appreciation Fund
 AIM V.I. Capital Development Fund      Invesco V.I. Capital Development Fund
 AIM V.I. Core Equity Fund              Invesco V.I. Core Equity Fund
 AIM V.I. Diversified Income Fund       Invesco V.I. Diversified Income Fund
 AIM V.I. Government Securities Fund    Invesco V.I. Government Securities
                                        Fund
 AIM V.I. High Yield Fund               Invesco V.I. High Yield Fund
 AIM V.I. International Growth Fund     Invesco V.I. International Growth Fund
 AIM V.I. Large Cap Growth Fund         Invesco V.I. Large Cap Growth Fund
 AIM V.I. Mid Cap Core Equity Fund      Invesco V.I. Mid Cap Core Equity Fund
 AIM V.I. Money Market Fund             Invesco V.I. Money Market Fund
 AIM V.I. Technology Fund               Invesco V.I. Technology Fund
 AIM V.I. Utilities Fund                Invesco V.I. Utilities Fund
 -----------------------------------------------------------------------------



               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                           MORTALITY & EXPENSE = 1.0



                                                                                Number of
                                                     Accumulation Accumulation    Units
                                        For the Year  Unit Value   Unit Value  Outstanding
                                           Ending    at Beginning    at End      at End
Sub-Accounts                            December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------
AIM V.I. BASIC BALANCED FUND--SERIES I
                                            2000       $13.331      $12.633     1,446,234
                                            2001       $12.633      $11.067     1,806,943
                                            2002       $11.067       $9.074     1,574,876
                                            2003        $9.074      $10.443     1,397,078
                                            2004       $10.443      $11.106     1,284,761
                                            2005       $11.106      $11.565     1,072,218
                                            2006       $11.565      $12.646       882,310
                                            2007       $12.646      $12.783       642,359
                                            2008       $12.783       $7.798       419,104
                                            2009        $7.798      $10.323       337,202


                               40     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                           MORTALITY & EXPENSE = 1.0



                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND--SERIES I
                                                  2001       $10.000      $11.210        79,352
                                                  2002       $11.210       $8.632       307,935
                                                  2003        $8.632      $11.408       392,258
                                                  2004       $11.408      $12.532       519,801
                                                  2005       $12.532      $13.107       456,851
                                                  2006       $13.107      $14.675       385,756
                                                  2007       $14.675      $14.738       271,318
                                                  2008       $14.738       $7.030       177,453
                                                  2009        $7.030      $10.291       120,929
------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND--SERIES I
                                                  2000       $15.787      $13.912     1,857,392
                                                  2001       $13.912      $10.556     1,944,975
                                                  2002       $10.556       $7.897     1,572,649
                                                  2003        $7.897      $10.117     1,380,870
                                                  2004       $10.117      $10.669     1,241,884
                                                  2005       $10.669      $11.485     1,084,264
                                                  2006       $11.485      $12.075     2,395,599
                                                  2007       $12.075      $13.377     1,648,376
                                                  2008       $13.377       $7.609     1,205,363
                                                  2009        $7.609       $9.112       979,716
------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND--SERIES I
                                                  2000       $12.658      $13.680       287,657
                                                  2001       $13.680      $12.435       350,500
                                                  2002       $12.435       $9.672       380,059
                                                  2003        $9.672      $12.949       351,237
                                                  2004       $12.949      $14.793       358,244
                                                  2005       $14.793      $16.037       351,705
                                                  2006       $16.037      $18.482       239,739
                                                  2007       $18.482      $20.261       170,673
                                                  2008       $20.261      $10.615       109,986
                                                  2009       $10.615      $14.948        83,857
------------------------------------------------------------------------------------------------
AIM V.I. DIVERSIFIED INCOME FUND--SERIES I
                                                  2000        $9.577       $9.539       439,159
                                                  2001        $9.539       $9.772       559,447
                                                  2002        $9.772       $9.888       578,362
                                                  2003        $9.888      $10.683       562,274
                                                  2004       $10.683      $11.098       555,636
                                                  2005       $11.098      $11.295       482,427
                                                  2006       $11.295      $11.673       356,109
                                                  2007       $11.673      $11.744       249,578
                                                  2008       $11.744       $9.788       117,899
                                                  2009        $9.788      $10.753       107,717


                               41     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                           MORTALITY & EXPENSE = 1.0



                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES FUND--SERIES I
                                                   2000       $10.162      $11.069       641,767
                                                   2001       $11.069      $11.650       923,877
                                                   2002       $11.650      $12.628     1,307,844
                                                   2003       $12.628      $12.623       964,941
                                                   2004       $12.623      $12.805       845,252
                                                   2005       $12.805      $12.876       602,889
                                                   2006       $12.876      $13.188       448,274
                                                   2007       $13.188      $13.869       355,471
                                                   2008       $13.869      $15.406       235,349
                                                   2009       $15.406      $15.236       162,638
-------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND--SERIES I
                                                   2000       $14.835      $10.799       872,074
                                                   2001       $10.799      $11.980     2,619,796
                                                   2002       $11.980       $6.811       774,028
                                                   2003        $6.811       $8.695       681,112
                                                   2004        $8.695      $10.664       683,565
                                                   2005       $10.664      $12.439       729,280
                                                   2006       $12.439      $15.777       708,276
                                                   2007       $15.777      $17.900       461,067
                                                   2008       $17.900      $10.555       327,818
                                                   2009       $10.555      $14.119       234,493
-------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND--SERIES I
                                                   2001       $10.000      $11.367        40,509
                                                   2002       $11.367       $9.994       172,842
                                                   2003        $9.994      $12.585       229,298
                                                   2004       $12.585      $14.167       292,391
                                                   2005       $14.167      $15.080       288,902
                                                   2006       $15.080      $16.592       219,087
                                                   2007       $16.592      $17.976       141,038
                                                   2008       $17.976      $12.709        83,473
                                                   2009       $12.709      $16.368        68,285
-------------------------------------------------------------------------------------------------
AIM V.I. MONEY MARKET FUND--SERIES I
                                                   2000       $10.582      $11.080       452,398
                                                   2001       $11.080      $11.355     1,207,045
                                                   2002       $11.355      $11.364     1,163,652
                                                   2003       $11.364      $11.305       741,684
                                                   2004       $11.305      $11.258       542,161
                                                   2005       $11.258      $11.416       401,143
                                                   2006       $11.416      $11.774       417,780
                                                   2007       $11.774      $12.173       408,636
                                                   2008       $12.173      $12.286       338,250
                                                   2009       $12.286      $12.165       269,926


                               42     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                           MORTALITY & EXPENSE = 1.0



                                                                                  Number of
                                                       Accumulation Accumulation    Units
                                          For the Year  Unit Value   Unit Value  Outstanding
                                             Ending    at Beginning    at End      at End
Sub-Accounts                              December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND--SERIES I
                                              2004       $10.000      $11.117       173,906
                                              2005       $11.117      $11.235       150,751
                                              2006       $11.235      $12.277       128,758
                                              2007       $12.277      $13.077        80,917
                                              2008       $13.077       $7.178        51,185
                                              2009        $7.178      $11.174        41,211
--------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND--SERIES I
                                              2000       $15.514      $13.112     2,784,766
                                              2001       $13.112      $10.007     3,007,927
                                              2002       $10.007       $8.355     2,525,150
                                              2003        $8.355      $10.281     2,240,797
                                              2004       $10.281      $11.081     1,988,707
                                              2005       $11.081      $11.542     1,704,027
                                              2006       $11.542      $13.323     2,636,111
                                              2007       $13.323      $14.246     1,783,042
                                              2008       $14.246       $9.843     1,246,840
                                              2009        $9.843      $12.490     1,040,842
--------------------------------------------------------------------------------------------
AIM V.I. HIGH YIELD FUND--SERIES I
                                              2000        $9.946       $7.968       627,449
                                              2001        $7.968       $7.487       633,394
                                              2002        $7.487       $6.972       546,204
                                              2003        $6.972       $8.830       592,881
                                              2004        $8.830       $9.716       499,973
                                              2005        $9.716       $9.871       411,984
                                              2006        $9.871      $10.811       304,403
                                              2007       $10.811      $10.825       213,717
                                              2008       $10.825       $7.956       153,141
                                              2009        $7.956      $12.023       130,914
--------------------------------------------------------------------------------------------
AIM V.I. LARGE CAP GROWTH FUND--SERIES I
                                              2006       $10.000      $11.106       385,691
                                              2007       $11.106      $12.702       305,945
                                              2008       $12.702       $7.753       194,973
                                              2009        $7.753       $9.661       160,457
--------------------------------------------------------------------------------------------
AIM V.I. UTILITIES FUND--SERIES I
                                              2004       $10.000      $12.259       189,209
                                              2005       $12.259      $14.167       190,493
                                              2006       $14.167      $17.580       146,298
                                              2007       $17.580      $20.976        92,963
                                              2008       $20.976      $14.034        65,898
                                              2009       $14.034      $15.952        53,281



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.00% and an administrative expense charge of 0.10%.


                               43     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION I RIDER
           (AVAILABLE WITH CONTRACTS PURCHASED BEFORE JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.4



                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
AIM V.I. BASIC BALANCED FUND--SERIES I
                                                  2000       $13.247      $12.504       973,478
                                                  2001       $12.504      $10.909       966,876
                                                  2002       $10.909       $8.909       850,588
                                                  2003        $8.909      $10.213       808,466
                                                  2004       $10.213      $10.817       810,346
                                                  2005       $10.817      $11.220       673,654
                                                  2006       $11.220      $12.220       498,575
                                                  2007       $12.220      $12.302       399,753
                                                  2008       $12.302       $7.475       364,067
                                                  2009        $7.475       $9.855       260,773
------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND--SERIES I
                                                  2001       $10.000      $11.198        55,720
                                                  2002       $11.198       $8.589       238,757
                                                  2003        $8.589      $11.306       290,207
                                                  2004       $11.306      $12.370       369,715
                                                  2005       $12.370      $12.886       376,235
                                                  2006       $12.886      $14.371       349,928
                                                  2007       $14.371      $14.374       277,562
                                                  2008       $14.374       $6.829       235,907
                                                  2009        $6.829       $9.957       170,060
------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND--SERIES I
                                                  2000       $15.687      $13.769     1,136,828
                                                  2001       $13.769      $10.405     1,078,153
                                                  2002       $10.405       $7.754       898,571
                                                  2003        $7.754       $9.893       862,957
                                                  2004        $9.893      $10.392       793,187
                                                  2005       $10.392      $11.142       703,768
                                                  2006       $11.142      $11.668     1,730,792
                                                  2007       $11.668      $12.874     1,436,819
                                                  2008       $12.874       $7.293     1,210,839
                                                  2009        $7.293       $8.699       939,352
------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND--SERIES I
                                                  2000       $12.579      $13.539       214,372
                                                  2001       $13.539      $12.258       277,266
                                                  2002       $13.539       $9.497       252,444
                                                  2003        $9.497      $12.663       242,117
                                                  2004       $12.663      $14.408       253,641
                                                  2005       $14.408      $15.558       255,869
                                                  2006       $15.558      $17.859       220,177
                                                  2007       $17.859      $19.499       170,744
                                                  2008       $19.499      $10.175       156,807
                                                  2009       $10.175      $14.271       105,585


                               44     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION I RIDER
           (AVAILABLE WITH CONTRACTS PURCHASED BEFORE JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.4



                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
AIM V.I. DIVERSIFIED INCOME FUND--SERIES I
                                                   2000        $9.516       $9.441      273,805
                                                   2001        $9.441       $9.633      281,446
                                                   2002        $9.633       $9.708      242,789
                                                   2003        $9.708      $10.447      264,387
                                                   2004       $10.447      $10.810      240,610
                                                   2005       $10.810      $10.958      263,336
                                                   2006       $10.958      $11.279      240,601
                                                   2007       $11.279      $11.302      231,003
                                                   2008       $11.302       $9.382      193,554
                                                   2009        $9.382      $10.267      166,253
-------------------------------------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES FUND--SERIES I
                                                   2000       $10.098      $10.956      252,449
                                                   2001       $10.956      $11.484      418,516
                                                   2002       $11.484      $12.399      612,080
                                                   2003       $12.399      $12.345      395,131
                                                   2004       $12.345      $12.473      306,873
                                                   2005       $12.473      $12.491      282,669
                                                   2006       $12.491      $12.743      215,434
                                                   2007       $12.743      $13.348      195,175
                                                   2008       $13.348      $14.768      194,032
                                                   2009       $14.768      $14.546      153,129
-------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND--SERIES I
                                                   2000       $14.741      $10.689      633,975
                                                   2001       $10.689       $8.051      606,349
                                                   2002        $8.051       $6.688      513,715
                                                   2003        $6.688       $8.503      514,481
                                                   2004        $8.503      $10.387      494,074
                                                   2005       $10.387      $12.067      568,943
                                                   2006       $12.067      $15.245      555,339
                                                   2007       $15.245      $17.227      455,810
                                                   2008       $17.227      $10.118      386,904
                                                   2009       $10.118      $13.480      306,544
-------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND--SERIES I
                                                   2001       $10.000      $11.355        8,009
                                                   2002       $11.355       $9.944      149,049
                                                   2003        $9.944      $12.472      194,957
                                                   2004       $12.472      $13.984      276,329
                                                   2005       $13.984      $14.826      280,970
                                                   2006       $14.826      $16.248      262,112
                                                   2007       $16.248      $17.533      197,833
                                                   2008       $17.533      $12.346      165,965
                                                   2009       $12.346      $15.836      119,257


                               45     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION I RIDER
           (AVAILABLE WITH CONTRACTS PURCHASED BEFORE JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.4



                                                                                  Number of
                                                       Accumulation Accumulation    Units
                                          For the Year  Unit Value   Unit Value  Outstanding
                                             Ending    at Beginning    at End      at End
Sub-Accounts                              December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------
AIM V.I. MONEY MARKET FUND--SERIES I
                                              2000       $10.516      $10.966       364,896
                                              2001       $10.966      $11.193       426,565
                                              2002       $11.193      $11.158       442,758
                                              2003       $11.158      $11.055       325,682
                                              2004       $11.055      $10.966       220,394
                                              2005       $10.966      $11.075       177,600
                                              2006       $11.075      $11.377       234,745
                                              2007       $11.377      $11.715       140,819
                                              2008       $11.715      $11.777       267,223
                                              2009       $11.777      $11.614       211,099
--------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND--SERIES I
                                              2004       $10.000      $11.087        99,713
                                              2005       $11.087      $11.160        92,930
                                              2006       $11.160      $12.146        87,504
                                              2007       $12.146      $12.886        74,922
                                              2008       $12.886       $7.045        76,321
                                              2009        $7.045      $10.923        69,059
--------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND--SERIES I
                                              2000       $15.416      $12.977     2,009,418
                                              2001       $12.977       $9.864     1,885,723
                                              2002        $9.864       $8.203     1,587,376
                                              2003        $8.203      $10.054     1,471,099
                                              2004       $10.054      $10.793     1,311,302
                                              2005       $10.793      $11.198     1,179,994
                                              2006       $11.198      $12.874     2,072,171
                                              2007       $12.874      $13.710     1,710,892
                                              2008       $13.710       $9.435     1,466,301
                                              2009        $9.435      $11.925     1,159,539
--------------------------------------------------------------------------------------------
AIM V.I. HIGH YIELD FUND--SERIES I
                                              2000        $9.883       $7.886       356,066
                                              2001        $7.886       $7.380       324,351
                                              2002        $7.380       $6.846       237,879
                                              2003        $6.846       $8.635       298,143
                                              2004        $8.635       $9.463       235,453
                                              2005        $9.463       $9.576       190,590
                                              2006        $9.576      $10.447       139,194
                                              2007       $10.447      $10.418       114,677
                                              2008       $10.418       $7.626        96,571
                                              2009        $7.626      $11.478        80,005
--------------------------------------------------------------------------------------------
AIM V.I. LARGE CAP GROWTH FUND--SERIES I
                                              2006       $10.000      $11.081       165,273
                                              2007       $11.081      $12.623       139,664
                                              2008       $12.623       $7.674       111,266
                                              2009        $7.674       $9.524       100,613


                               46     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION I RIDER
           (AVAILABLE WITH CONTRACTS PURCHASED BEFORE JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.4



                                                                           Number of
                                                Accumulation Accumulation    Units
                                   For the Year  Unit Value   Unit Value  Outstanding
                                      Ending    at Beginning    at End      at End
Sub-Accounts                       December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------
AIM V.I. UTILITIES FUND--SERIES I
                                       2004       $10.000      $12.226      107,780
                                       2005       $12.226      $14.072      131,478
                                       2006       $14.072      $17.393      121,958
                                       2007       $17.393      $20.670      103,445
                                       2008       $20.670      $13.774       97,124
                                       2009       $13.774      $15.594       81,145



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.10%.



                               47     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II
        (AVAILABLE WITH CONTRACTS PURCHASED ON OR AFTER JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.5



                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
AIM V.I. BASIC BALANCED FUND--SERIES I
                                                  2000       $10.000      $12.499        20,905
                                                  2001       $12.499      $10.894       390,625
                                                  2002       $10.894       $8.888       545,469
                                                  2003        $8.888      $10.178       496,420
                                                  2004       $10.178      $10.770       442,118
                                                  2005       $10.770      $11.160       424,593
                                                  2006       $11.160      $12.142       382,834
                                                  2007       $12.142      $12.211       307,472
                                                  2008       $12.211       $7.412       214,660
                                                  2009        $7.412       $9.763       192,840
------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND--SERIES I
                                                  2001       $10.000      $11.196        21,253
                                                  2002       $11.196       $8.578       191,075
                                                  2003        $8.578      $11.280       238,751
                                                  2004       $11.280      $12.330       238,240
                                                  2005       $12.330      $12.831       254,469
                                                  2006       $12.831      $14.296       234,826
                                                  2007       $14.296      $14.285       213,774
                                                  2008       $14.285       $6.780       135,804
                                                  2009        $6.780       $9.875        91,192
------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND--SERIES I
                                                  2000       $10.000      $13.764     1,136,828
                                                  2001       $13.764      $10.391       240,280
                                                  2002       $10.391       $7.735       336,184
                                                  2003        $7.735       $9.860       321,586
                                                  2004        $9.860      $10.346       316,063
                                                  2005       $10.346      $11.082       293,856
                                                  2006       $11.082      $11.594       669,380
                                                  2007       $11.594      $12.779       539,761
                                                  2008       $12.779       $7.232       353,594
                                                  2009        $7.232       $8.618       314,616
------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND--SERIES I
                                                  2000       $10.000      $13.534         6,821
                                                  2001       $13.534      $12.241        50,592
                                                  2002       $12.241       $9.474        70,690
                                                  2003        $9.474      $12.620        70,110
                                                  2004       $12.620      $14.345        73,430
                                                  2005       $14.345      $15.474        76,828
                                                  2006       $15.474      $17.745        77,294
                                                  2007       $17.745      $19.356        73,178
                                                  2008       $19.356      $10.090        45,866
                                                  2009       $10.090      $14.138        39,911


                               48     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II
        (AVAILABLE WITH CONTRACTS PURCHASED ON OR AFTER JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.5



                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND--SERIES I
                                                   2000       $10.000      $12.972       58,388
                                                   2001       $12.972       $9.850      403,761
                                                   2002        $9.850       $8.183      521,657
                                                   2003        $8.183      $10.020      460,499
                                                   2004       $10.020      $10.746      436,060
                                                   2005       $10.746      $11.137      386,265
                                                   2006       $11.137      $12.792      636,605
                                                   2007       $12.792      $13.609      552,522
                                                   2008       $13.609       $9.356      353,103
                                                   2009        $9.356      $11.813      305,370
-------------------------------------------------------------------------------------------------
AIM V.I. DEMOGRAPHIC TRENDS--SERIES I
                                                   2003        $3.524       $4.767      185,086
                                                   2004        $4.767       $5.078      175,774
                                                   2005        $5.078       $5.308      144,730
-------------------------------------------------------------------------------------------------
AIM V.I. DIVERSIFIED INCOME FUND--SERIES I
                                                   2000       $10.000       $9.437        1,115
                                                   2001        $9.437       $9.620       78,566
                                                   2002        $9.620       $9.685      126,243
                                                   2003        $9.685      $10.412      117,914
                                                   2004       $10.412      $10.763      105,612
                                                   2005       $10.763      $10.899      104,295
                                                   2006       $10.899      $11.207       86,956
                                                   2007       $11.207      $11.219       83,912
                                                   2008       $11.219       $9.304       53,838
                                                   2009        $9.304      $10.171       51,685
-------------------------------------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES FUND--SERIES I
                                                   2000       $10.000      $10.952          944
                                                   2001       $10.952      $11.468      132,501
                                                   2002       $11.468      $12.369      316,400
                                                   2003       $12.369      $12.303      258,222
                                                   2004       $12.303      $12.418      219,643
                                                   2005       $12.418      $12.424      198,890
                                                   2006       $12.424      $12.662      168,011
                                                   2007       $12.662      $13.250      140,146
                                                   2008       $13.250      $14.644      221,935
                                                   2009       $14.644      $14.410       77,038
-------------------------------------------------------------------------------------------------
AIM V.I. HIGH YIELD FUND--SERIES I
                                                   2000       $10.000       $7.883        2,363
                                                   2001        $7.883       $7.370       79,439
                                                   2002        $7.370       $6.829      147,899
                                                   2003        $6.829       $8.606      155,233
                                                   2004        $8.606       $9.422      133,215
                                                   2005        $9.422       $9.524      108,796
                                                   2006        $9.524      $10.380       83,373
                                                   2007       $10.380      $10.342       67,932
                                                   2008       $10.342       $7.562       43,026
                                                   2009        $7.562      $11.371       42,742


                               49     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II
        (AVAILABLE WITH CONTRACTS PURCHASED ON OR AFTER JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.5



                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND--SERIES I
                                                  2000       $10.000      $10.684       10,182
                                                  2001       $10.684       $8.040       71,881
                                                  2002        $8.040       $6.672      119,575
                                                  2003        $6.672       $8.474      129,179
                                                  2004        $8.474      $10.341      155,299
                                                  2005       $10.341      $12.003      172,420
                                                  2006       $12.003      $15.148      181,290
                                                  2007       $15.148      $17.100      180,308
                                                  2008       $17.100      $10.033       97,042
                                                  2009       $10.033      $13.353       86,531
------------------------------------------------------------------------------------------------
AIM V.I. LARGE CAP GROWTH FUND--SERIES I
                                                  2006       $10.000      $11.075      259,226
                                                  2007       $11.075      $12.603      239,109
                                                  2008       $12.603       $7.654      152,922
                                                  2009        $7.654       $9.491      123,936
------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND--SERIES I
                                                  2001       $10.000      $11.352        4,363
                                                  2002       $11.352       $9.932       66,093
                                                  2003        $9.932      $12.444       76,512
                                                  2004       $12.444      $13.939       86,991
                                                  2005       $13.939      $14.763       88,365
                                                  2006       $14.763      $16.163       85,889
                                                  2007       $16.163      $17.424       75,900
                                                  2008       $17.424      $12.257       46,432
                                                  2009       $12.257      $15.706       38,963
------------------------------------------------------------------------------------------------
AIM V.I. MONEY MARKET FUND--SERIES I
                                                  2000       $10.000      $10.962       20,867
                                                  2001       $10.962      $11.178       89,517
                                                  2002       $11.178      $11.131      194,545
                                                  2003       $11.131      $11.018       12,531
                                                  2004       $11.018      $10.918       90,282
                                                  2005       $10.918      $11.015       84,492
                                                  2006       $11.015      $11.304       99,903
                                                  2007       $11.304      $11.629      141,851
                                                  2008       $11.629      $11.679      135,380
                                                  2009       $11.679      $11.506       67,297
------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND--SERIES I
                                                  2004       $10.000      $11.079       55,654
                                                  2005       $11.079      $11.142       45,313
                                                  2006       $11.142      $12.115       40,293
                                                  2007       $12.115      $12.840       33,313
                                                  2008       $12.840       $7.012       20,192
                                                  2009        $7.012      $10.862       39,055


                               50     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II
        (AVAILABLE WITH CONTRACTS PURCHASED ON OR AFTER JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.5



                                                                           Number of
                                                Accumulation Accumulation    Units
                                   For the Year  Unit Value   Unit Value  Outstanding
                                      Ending    at Beginning    at End      at End
Sub-Accounts                       December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------
AIM V.I. UTILITIES FUND--SERIES I
                                       2004       $10.000      $12.217      40,488
                                       2005       $12.217      $14.048      60,635
                                       2006       $14.048      $17.346      45,037
                                       2007       $17.346      $20.593      45,971
                                       2008       $20.593      $13.709      25,791
                                       2009       $13.709      $15.505      20,580



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%.


                               51     PROSPECTUS

APPENDIX B MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I   =   the Treasury Rate for a maturity equal to the applicable Guarantee
        Period for the week preceding the establishment of the Guarantee Period.

N   =   the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout
        Start Date, to the end of the Guarantee Period.

J   =   the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. "Treasury Rate" means the U.S. Treasury Note
        Constant Maturity Yield as reported in Federal Reserve Board
        Statistical Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                               .9 X (I - J) X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn (in excess of the Free Withdrawal Amount), paid as a death benefit, or applied to an Income Plan, from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.

                               52     PROSPECTUS

EXAMPLES OF MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------


     Purchase Payment:             $10,000 allocated to a Guarantee Period
     Guarantee Period:             5 years
     Guaranteed Interest Rate:     4.50%
     5 Year Treasury Rate (at the
     time the Guarantee Period
     was established):             4.50%
     Full Surrender:               End of Contract Year 3

      NOTE: These examples assume that premium taxes are not applicable.

                              EXAMPLE 1 (ASSUME DECLINING INTEREST RATES)
Step 1. Calculate Contract Value at End of
 Contract Year 3:                                  $10,000.00 X (1.04) X (1.045)/3 /= $11,411.66
Step 2. Calculate the Free Withdrawal Amount:      .15% X $10,000.00 X (1.045)/2/ = $1,638.04
Step 3. Calculate the Withdrawal Charge:           .06 X ($10,000.00 - $1,638.04) = $501.72
Step 4. Calculate the Market Value Adjustment:     I       =       4.50%
                                                   J       =       4.20%
                                                                   730 DAYS
                                                   N       =       _________  = 2
                                                                   365 DAYS
                                                   Market Value Adjustment Factor: .9 X (I - J) X N
                                                   =       .9 X (.045 - .042) X (2) = .0054
                                                   Market Value Adjustment = Market Value Adjustment Factor X Amount
                                                   Subject to Market Value Adjustment:
                                                   =       .0054 X ($11,411.66 - $1,638.04) = $52.78
Step 5. Calculate the amount received by a                 $11,411.66 - $501.72 + $52.78 = $10,962.72
 Contract Owner as a result of full withdrawal at
 the end of Contract Year 3:

                               EXAMPLE 2: (ASSUMES RISING INTEREST RATES)
Step 1. Calculate Contract Value at End of
 Contract Year 3:                                  $10,000.00 X (1.045)/3 /= $11,411.66
Step 2. Calculate the Free Withdrawal Amount:      15% X $10,000.00 X (1.045)/2/ = $1,638.04
Step 3. Calculate the Withdrawal Charge:           .06 X ($10,000.00 - $1,638.04) = $501.72
Step 4. Calculate the Market Value Adjustment:     I       =       4.50%
                                                   J       =       4.80%
                                                                   730 DAYS
                                                   N       =       _________  = 2
                                                                   365 DAYS
                                                   Market Value Adjustment Factor: .9 X (I - J) X N
                                                   =       .9 X (.045 - .048) X (2) = -.0054
                                                   Market Value Adjustment = Market Value Adjustment Factor X Amount
                                                   Subject to Market Value Adjustment:
                                                   =       -.0054 X ($11,411.66 - $1,638.04) = -$52.78
Step 5. Calculate the amount received by a                 $11,411.66 - $501.72 - $52.78 = $10,857.16
 Contract Owner as a result of full withdrawal at
 the end of Contract Year 3:

                               53     PROSPECTUS

LIF2-PRO-2

[LOGO]

                     AIM Lifetime Plus II Variable Annuity
                      Statement of Additional Information

                               Dated May 1, 2010


Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I
Post Office Box 758565
Topeka, KS 66675-8565
1 (800) 457-7617


This Statement of Additional Information supplements the information in the prospectus for the AIM Lifetime Plus(SM) II Variable Annuity. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2010, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus.

                               TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments..................   2
The Contract..........................................................   2
   Purchase of Contracts..............................................   2
   Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers).......   3
Calculation of Accumulation Unit Values...............................   4
Net Investment Factor.................................................   4
Calculation of Variable Income Payments...............................   5
Calculation of Annuity Unit Values....................................   5
General Matters.......................................................   5
   Incontestability...................................................   5
   Settlements........................................................   5
   Safekeeping of the Variable Account's Assets.......................   6
   Premium Taxes......................................................   6
   Tax Reserves.......................................................   6
Experts...............................................................   6
Financial Statements..................................................   7
Appendix A Accumulation Unit Values................................... A-1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different mutual fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares of a new Fund of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, amend the Contract as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We are no longer offering new Contracts for sale. Previously, we offered the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, ALFS, Inc. ("ALFS"), distributes the Contracts. ALFS is an affiliate of Allstate Life.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

   (A) is the sum of:

   (1) the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

   (2) the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable Sub-Account during the current Valuation Period;

   (B) is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

   (C) is the annualized mortality and expense risk and administrative expense charges divided by 365 and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account minus any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current annuity unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

   . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor described in the preceding section) for the Period; and then

   . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is specified in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contract. The Contract includes tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

We may require that your Contract be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of Fund shares held by each of the Variable Sub-Accounts.

The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds prospectuses for a more complete description of the custodian of the Funds.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS


The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of Allstate Financial Advisors Separate Account I included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


   . consolidated financial statements of Allstate Life Insurance Company as of December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009 and related consolidated financial statement schedules, and

   . the financial statements of the Sub-Accounts comprising Allstate Financial Advisors Separate Account I as of December 31, 2009 and for each of the periods in the two years then ended.


The consolidated financial statements and schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

                                  APPENDIX A

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of Accumulation Units available under the Contracts.

All of the variable Sub-Accounts were first offered under the Contracts on June 2, 1998, except the AIM V.I. Basic Value Fund - Series I and AIM V.I. Mid Cap Core Equity Fund - Series I, which commenced operations on October 1, 2001, and the AIM V.I. Technology Fund - Series I and the AIM V.I. Utilities Fund - Series I, which were first offered on October 15, 2004 and the AIM V.I. Large Cap Growth Fund - Series I, which was first offered on June 12, 2006.

The names of the following Sub-Accounts changed since December 31, 2009. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2009:



 SUB-ACCOUNT NAME AS OF DECEMBER 31,
 2009 (AS APPEARS IN THE FOLLOWING
 TABLES OF ACCUMULATION UNIT VALUES)     SUB-ACCOUNT NAME AS OF MAY 1, 2010
 -----------------------------------    --------------------------------------
 AIM V.I. Basic Balanced Fund           Invesco V.I. Basic Balanced Fund
 AIM V.I. Basic Value Fund              Invesco V.I. Basic Value Fund
 AIM V.I. Capital Appreciation Fund     Invesco V.I. Capital Appreciation Fund
 AIM V.I. Capital Development Fund      Invesco V.I. Capital Development Fund
 AIM V.I. Core Equity Fund              Invesco V.I. Core Equity Fund
 AIM V.I. Diversified Income Fund       Invesco V.I. Diversified Income Fund
 AIM V.I. Government Securities Fund    Invesco V.I. Government Securities
                                        Fund
 AIM V.I. High Yield Fund               Invesco V.I. High Yield Fund
 AIM V.I. International Growth Fund     Invesco V.I. International Growth Fund
 AIM V.I. Large Cap Growth Fund         Invesco V.I. Large Cap Growth Fund
 AIM V.I. Mid Cap Core Equity Fund      Invesco V.I. Mid Cap Core Equity Fund
 AIM V.I. Money Market Fund             Invesco V.I. Money Market Fund
 AIM V.I. Technology Fund               Invesco V.I. Technology Fund
 AIM V.I. Utilities Fund                Invesco V.I. Utilities Fund


                  AIM LIFETIME PLUS II VARIABLE ANNUITY--SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                BASIC POLICY PLUS ENHANCED DEATH BENEFIT RIDER

                           Mortality & Expense = 1.2

                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
AIM V.I. BASIC BALANCED FUND--SERIES I
                                                  2000       $13.289      $12.568     1,860,197
                                                  2001       $12.568      $10.988     2,169,576
                                                  2002       $10.988       $8.991     1,829,461
                                                  2003        $8.991      $10.327     1,705,684
                                                  2004       $10.327      $10.960     1,613,524
                                                  2005       $10.960      $11.391     1,450,240
                                                  2006       $11.391      $12.431     1,228,502
                                                  2007       $12.431      $12.540       996,896
                                                  2008       $12.540       $7.635       748,018
                                                  2009        $7.635      $10.086       659,714
------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND--SERIES I
                                                  2001       $10.000      $11.204       114,661
                                                  2002       $11.204       $8.610       362,017
                                                  2003        $8.610      $11.357       520,971
                                                  2004       $11.357      $12.451       624,321
                                                  2005       $12.451      $12.996       713,594
                                                  2006       $12.996      $14.522       594,918
                                                  2007       $14.522      $14.555       479,688
                                                  2008       $14.555       $6.929       356,941
                                                  2009        $6.929      $10.123       329,379
------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND--SERIES I
                                                  2000       $15.737      $13.840     1,996,042
                                                  2001       $13.840      $10.549     2,026,054
                                                  2002       $10.549       $7.825     1,701,758
                                                  2003        $7.825      $10.004     1,593,994
                                                  2004       $10.004      $10.529     1,412,028
                                                  2005       $10.529      $11.312     1,192,178
                                                  2006       $11.312      $11.870     2,798,963
                                                  2007       $11.870      $13.123     2,160,261
                                                  2008       $13.123       $7.449     1,671,256
                                                  2009        $7.449       $8.903     1,460,217

                  AIM LIFETIME PLUS II VARIABLE ANNUITY--SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                BASIC POLICY PLUS ENHANCED DEATH BENEFIT RIDER

                           Mortality & Expense = 1.2

                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND--SERIES I
                                                   2000       $12.619      $13.609       323,336
                                                   2001       $13.609      $12.347       419,110
                                                   2002       $12.347       $9.584       351,719
                                                   2003        $9.584      $12.805       385,619
                                                   2004       $12.805      $14.599       419,991
                                                   2005       $14.599      $15.795       442,897
                                                   2006       $15.795      $18.168       418,309
                                                   2007       $18.168      $19.876       324,970
                                                   2008       $19.876      $10.393       245,892
                                                   2009       $10.393      $14.606       234,517
-------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND--SERIES I
                                                   2000       $15.465      $13.044     3,450,090
                                                   2001       $13.044       $9.935     3,543,366
                                                   2002        $9.935       $8.279     2,948,098
                                                   2003        $8.279      $10.167     2,678,037
                                                   2004       $10.167      $10.936     2,398,429
                                                   2005       $10.936      $11.369     2,123,816
                                                   2006       $11.369      $13.097     3,669,780
                                                   2007       $13.097      $13.976     2,979,975
                                                   2008       $13.976       $9.637     2,344,521
                                                   2009        $9.637      $12.204     2,022,148
-------------------------------------------------------------------------------------------------
AIM V.I. DIVERSIFIED INCOME FUND--SERIES I
                                                   2000        $9.547       $9.490       397,447
                                                   2001        $9.490       $9.703       515,906
                                                   2002        $9.703       $9.798       577,457
                                                   2003        $9.798      $10.565       577,339
                                                   2004       $10.565      $10.953       562,324
                                                   2005       $10.953      $11.126       547,691
                                                   2006       $11.126      $11.474       493,461
                                                   2007       $11.474      $11.521       365,212
                                                   2008       $11.521       $9.583       284,247
                                                   2009        $9.583      $10.507       261,252
-------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL UTILITIES
                                                   2000       $14.226      $13.723       353,455
                                                   2001       $13.723       $9.762       428,366
                                                   2002        $9.762       $7.175       325,244
-------------------------------------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES FUND--SERIES I
                                                   2000       $10.130      $11.013       439,132
                                                   2001       $11.013      $11.567       793,105
                                                   2002       $11.567      $12.513     1,327,046
                                                   2003       $12.513      $12.483     1,036,903
                                                   2004       $12.483      $12.638       713,251
                                                   2005       $12.638      $12.682       639,265
                                                   2006       $12.682      $12.963       494,180
                                                   2007       $12.963      $13.606       421,376
                                                   2008       $13.606      $15.083       395,980
                                                   2009       $15.083      $14.887       343,466

                  AIM LIFETIME PLUS II VARIABLE ANNUITY--SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                BASIC POLICY PLUS ENHANCED DEATH BENEFIT RIDER

                           Mortality & Expense = 1.2

                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
AIM V.I. HIGH YIELD FUND--SERIES I
                                                  2000        $9.914       $7.927      414,830
                                                  2001        $7.927       $7.433      464,069
                                                  2002        $7.433       $6.909      420,891
                                                  2003        $6.909       $8.732      475,007
                                                  2004        $8.732       $9.589      494,396
                                                  2005        $9.589       $9.722      398,616
                                                  2006        $9.722      $10.627      331,999
                                                  2007       $10.627      $10.620      282,266
                                                  2008       $10.620       $7.789      226,537
                                                  2009        $7.789      $11.747      189,596
------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND--SERIES I
                                                  2000       $14.788      $10.744      817,142
                                                  2001       $10.744       $8.109      899,043
                                                  2002        $8.109       $6.749      760,508
                                                  2003        $6.749       $8.598      657,958
                                                  2004        $8.598      $10.525      690,016
                                                  2005       $10.525      $12.252      775,603
                                                  2006       $12.252      $15.508      756,621
                                                  2007       $15.508      $17.560      671,172
                                                  2008       $17.560      $10.334      518,261
                                                  2009       $10.334      $13.795      459,490
------------------------------------------------------------------------------------------------
AIM V.I. LARGE CAP GROWTH FUND--SERIES I
                                                  2006       $10.000      $11.093      429,010
                                                  2007       $11.093      $12.662      347,636
                                                  2008       $12.662       $7.713      256,730
                                                  2009        $7.713       $9.593      237,330
------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND--SERIES I
                                                  2001       $10.000      $11.361       85,806
                                                  2002       $11.361       $9.969      236,014
                                                  2003        $9.969      $12.528      324,494
                                                  2004       $12.528      $14.075      407,678
                                                  2005       $14.075      $14.952      412,927
                                                  2006       $14.952      $16.419      346,221
                                                  2007       $16.419      $17.753      276,079
                                                  2008       $17.753      $12.526      219,833
                                                  2009       $12.526      $16.100      193,458

                  AIM LIFETIME PLUS II VARIABLE ANNUITY--SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                BASIC POLICY PLUS ENHANCED DEATH BENEFIT RIDER

                           Mortality & Expense = 1.2

                                                                              Number of
                                                   Accumulation Accumulation    Units
                                      For the Year  Unit Value   Unit Value  Outstanding
                                         Ending    at Beginning    at End      at End
Sub-Accounts                          December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------
AIM V.I. MONEY MARKET FUND--SERIES I
                                          2000       $10.549      $11.023       290,648
                                          2001       $11.023      $11.274     1,138,754
                                          2002       $11.274      $11.260     1,250,463
----------------------------------------------------------------------------------------
                                          2003       $11.260      $11.179       821,231
                                          2004       $11.179      $11.111       581,300
                                          2005       $11.111      $11.244       455,454
                                          2006       $11.244      $11.573       436,078
                                          2007       $11.573      $11.942       493,377
                                          2008       $11.942      $12.029       574,872
                                          2009       $12.029      $11.886       382,664
----------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND--SERIES I
                                          2004       $10.000      $11.102       166,676
                                          2005       $11.102      $11.198       126,887
                                          2006       $11.198      $12.212        99,481
                                          2007       $12.212      $12.982       105,104
                                          2008       $12.982       $7.111        69,172
                                          2009        $7.111      $11.048        65,689
----------------------------------------------------------------------------------------
AIM V.I. UTILITIES FUND--SERIES I
                                          2004       $10.000      $12.242       240,727
                                          2005       $12.242      $14.119       253,740
                                          2006       $14.119      $17.486       234,659
                                          2007       $17.486      $20.822       188,519
                                          2008       $20.822      $13.903       147,394
                                          2009       $13.903      $15.772       131,959

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.20% and an administrative expense charge of 0.10%.

                         ------------------------------
                         ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                         FINANCIAL STATEMENTS AS OF DECEMBER 31, 2009 AND FOR THE PERIODS ENDED DECEMBER 31, 2009 AND 2008 AND
                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

   We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2009, and the related statements of operations and changes in net assets for each of the periods presented, for each of the sub-accounts which comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2009, the results of their operations, changes in their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 26, 2010

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                         AST                                             AST         AST
                                      ACADEMIC                   AST         AST      ALLIANCE    AMERICAN
                                     STRATEGIES      AST     AGGRESSIVE   ALLIANCE    BERNSTEIN    CENTURY
                                        ASSET     ADVANCED      ASSET     BERNSTEIN   GROWTH &    INCOME &
                                     ALLOCATION  STRATEGIES  ALLOCATION  CORE VALUE    INCOME      GROWTH
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value........... $7,097,045  $2,312,799   $107,053     $51,814     $15,264     $8,428
                                     ----------  ----------   --------     -------     -------     ------
    Total assets.................... $7,097,045  $2,312,799   $107,053     $51,814     $15,264     $8,428
                                     ==========  ==========   ========     =======     =======     ======
NET ASSETS
Accumulation units.................. $7,097,045  $2,312,799   $107,053     $51,814     $15,264     $8,428
Contracts in payout (annuitization)
 period.............................         --          --         --          --          --         --
                                     ----------  ----------   --------     -------     -------     ------
    Total net assets................ $7,097,045  $2,312,799   $107,053     $51,814     $15,264     $8,428
                                     ==========  ==========   ========     =======     =======     ======
FUND SHARE INFORMATION
Number of shares....................    741,593     237,698     13,071       6,936       1,064        745
                                     ==========  ==========   ========     =======     =======     ======
Cost of investments................. $7,133,951  $2,093,334   $124,912     $62,456     $22,108     $7,470
                                     ==========  ==========   ========     =======     =======     ======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $     8.36  $     8.72   $   7.25     $  6.45     $  6.82     $ 6.94
                                     ==========  ==========   ========     =======     =======     ======
    Highest......................... $    12.23  $    12.43   $  12.78     $ 12.92     $ 12.22     $12.47
                                     ==========  ==========   ========     =======     =======     ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                                                                                     AST
                                         AST         AST         AST         AST     AST CAPITAL     CLS
                                      BALANCED      BOND        BOND        BOND       GROWTH      GROWTH
                                        ASSET     PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET       ASSET
                                     ALLOCATION     2018        2019        2020     ALLOCATION  ALLOCATION
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value........... $8,666,804  $1,105,384   $366,024     $2,339    $5,664,140   $181,233
                                     ----------  ----------   --------     ------    ----------   --------
    Total assets.................... $8,666,804  $1,105,384   $366,024     $2,339    $5,664,140   $181,233
                                     ==========  ==========   ========     ======    ==========   ========
NET ASSETS
Accumulation units.................. $8,666,804  $1,105,384   $366,024     $2,339    $5,664,140   $181,233
Contracts in payout (annuitization)
 period.............................         --          --         --         --            --         --
                                     ----------  ----------   --------     ------    ----------   --------
    Total net assets................ $8,666,804  $1,105,384   $366,024     $2,339    $5,664,140   $181,233
                                     ==========  ==========   ========     ======    ==========   ========
FUND SHARE INFORMATION
Number of shares....................    868,417      99,049     32,334        261       607,740     19,280
                                     ==========  ==========   ========     ======    ==========   ========
Cost of investments................. $7,488,426  $1,072,385   $366,210     $2,429    $5,580,300   $134,816
                                     ==========  ==========   ========     ======    ==========   ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $     8.68  $     9.62   $   9.52     $ 8.74    $     8.03   $   8.22
                                     ==========  ==========   ========     ======    ==========   ========
    Highest......................... $    12.05  $    11.28   $  11.14     $ 9.24    $    12.32   $  12.36
                                     ==========  ==========   ========     ======    ==========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED     ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES       SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- ------------
                                         AST                                                         AST
                                         CLS         AST         AST         AST         AST     FIRST TRUST
                                      MODERATE     COHEN &      DEAM      FEDERATED  FIRST TRUST   CAPITAL
                                        ASSET      STEERS     LARGE-CAP  AGGRESSIVE   BALANCED   APPRECIATION
                                     ALLOCATION    REALTY       VALUE      GROWTH      TARGET       TARGET
                                     ----------- ----------- ----------- ----------- ----------- ------------
ASSETS
Investments at fair value........... $1,649,807    $33,402     $16,627     $11,051   $2,679,507  $10,439,191
                                     ----------    -------     -------     -------   ----------  -----------
    Total assets.................... $1,649,807    $33,402     $16,627     $11,051   $2,679,507  $10,439,191
                                     ==========    =======     =======     =======   ==========  ===========
NET ASSETS
Accumulation units.................. $1,649,807    $33,402     $16,627     $11,051   $2,679,507  $10,439,191
Contracts in payout (annuitization)
 period.............................         --         --          --          --           --           --
                                     ----------    -------     -------     -------   ----------  -----------
    Total net assets................ $1,649,807    $33,402     $16,627     $11,051   $2,679,507  $10,439,191
                                     ==========    =======     =======     =======   ==========  ===========
FUND SHARE INFORMATION
Number of shares....................    184,336      6,930       2,137       1,581      308,344    1,239,809
                                     ==========    =======     =======     =======   ==========  ===========
Cost of investments................. $1,388,565    $55,437     $23,202     $13,882   $2,518,117  $10,684,144
                                     ==========    =======     =======     =======   ==========  ===========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $     8.77    $  7.58     $  6.88     $  7.16   $     8.00  $      7.46
                                     ==========    =======     =======     =======   ==========  ===========
    Highest......................... $    11.95    $ 14.53     $ 12.77     $ 13.00   $    12.31  $     12.17
                                     ==========    =======     =======     =======   ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES       SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST        TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ------------ ----------- ----------- ----------- -----------
                                                     AST          AST         AST                     AST
                                         AST       GOLDMAN      GOLDMAN     GOLDMAN                 HORIZON
                                       GLOBAL       SACHS        SACHS       SACHS                  GROWTH
                                        REAL     CONCENTRATED   MID-CAP    SMALL-CAP      AST        ASSET
                                       ESTATE       GROWTH      GROWTH       VALUE    HIGH YIELD  ALLOCATION
                                     ----------- ------------ ----------- ----------- ----------- -----------
ASSETS
Investments at fair value...........   $1,507      $45,352      $56,853     $2,622      $35,054    $139,460
                                       ------      -------      -------     ------      -------    --------
    Total assets....................   $1,507      $45,352      $56,853     $2,622      $35,054    $139,460
                                       ======      =======      =======     ======      =======    ========
NET ASSETS
Accumulation units..................   $1,507      $45,352      $56,853     $2,622      $35,054    $139,460
Contracts in payout (annuitization)
 period.............................       --           --           --         --           --          --
                                       ------      -------      -------     ------      -------    --------
    Total net assets................   $1,507      $45,352      $56,853     $2,622      $35,054    $139,460
                                       ======      =======      =======     ======      =======    ========
FUND SHARE INFORMATION
Number of shares....................      219        1,827       12,523        317        5,102      15,635
                                       ======      =======      =======     ======      =======    ========
Cost of investments.................   $1,006      $40,954      $64,470     $2,787      $32,155    $113,610
                                       ======      =======      =======     ======      =======    ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $ 8.01      $  8.78      $  9.14     $ 9.40      $  9.65    $   8.75
                                       ======      =======      =======     ======      =======    ========
    Highest.........................   $13.95      $ 12.85      $ 13.50     $12.77      $ 12.53    $  12.26
                                       ======      =======      =======     ======      =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      ADVANCED     ADVANCED      ADVANCED     ADVANCED     ADVANCED     ADVANCED
                                       SERIES       SERIES        SERIES       SERIES       SERIES       SERIES
                                        TRUST        TRUST         TRUST        TRUST        TRUST        TRUST
                                     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ----------- ------------- ------------- ----------- ------------- -----------
                                         AST
                                       HORIZON                                   AST          AST
                                      MODERATE        AST           AST      INVESTMENT    JPMORGAN        AST
                                        ASSET    INTERNATIONAL INTERNATIONAL    GRADE    INTERNATIONAL  LARGE-CAP
                                     ALLOCATION     GROWTH         VALUE        BOND        EQUITY        VALUE
                                     ----------- ------------- ------------- ----------- ------------- -----------
ASSETS
Investments at fair value...........  $491,948      $75,032      $ 83,524    $5,203,588     $54,634      $ 7,514
                                      --------      -------      --------    ----------     -------      -------
    Total assets....................  $491,948      $75,032      $ 83,524    $5,203,588     $54,634      $ 7,514
                                      ========      =======      ========    ==========     =======      =======
NET ASSETS
Accumulation units..................  $491,948      $75,032      $ 83,524    $5,203,588     $54,634      $ 7,514
Contracts in payout (annuitization)
 period.............................        --           --            --            --          --           --
                                      --------      -------      --------    ----------     -------      -------
    Total net assets................  $491,948      $75,032      $ 83,524    $5,203,588     $54,634      $ 7,514
                                      ========      =======      ========    ==========     =======      =======
FUND SHARE INFORMATION
Number of shares....................    51,784        7,422         5,861       440,609       2,789          631
                                      ========      =======      ========    ==========     =======      =======
Cost of investments.................  $418,785      $87,438      $110,185    $4,665,253     $62,779      $12,906
                                      ========      =======      ========    ==========     =======      =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $   9.10      $  6.89      $   7.23    $    10.83     $  7.79      $  6.31
                                      ========      =======      ========    ==========     =======      =======
    Highest.........................  $  11.87      $ 13.29      $  13.12    $    11.91     $ 13.60      $ 12.75
                                      ========      =======      ========    ==========     =======      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                       ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                        SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST        TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ------------ ----------- ----------- ----------- ----------- -----------
                                         AST          AST
                                         LORD       MARSICO       AST         AST         AST         AST
                                     ABBETT BOND-   CAPITAL   MFS GLOBAL      MFS       MID-CAP      MONEY
                                      DEBENTURE     GROWTH      EQUITY      GROWTH       VALUE      MARKET
                                     ------------ ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value...........   $58,694      $76,678     $42,647     $15,720     $32,192   $1,249,571
                                       -------      -------     -------     -------     -------   ----------
    Total assets....................   $58,694      $76,678     $42,647     $15,720     $32,192   $1,249,571
                                       =======      =======     =======     =======     =======   ==========
NET ASSETS
Accumulation units..................   $58,694      $76,678     $42,647     $15,720     $32,192   $1,249,571
Contracts in payout (annuitization)
 period.............................        --           --          --          --          --           --
                                       -------      -------     -------     -------     -------   ----------
    Total net assets................   $58,694      $76,678     $42,647     $15,720     $32,192   $1,249,571
                                       =======      =======     =======     =======     =======   ==========
FUND SHARE INFORMATION
Number of shares....................     5,947        4,713       4,692       1,839       3,315    1,249,571
                                       =======      =======     =======     =======     =======   ==========
Cost of investments.................   $60,840      $91,874     $52,817     $15,998     $30,175   $1,249,571
                                       =======      =======     =======     =======     =======   ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  9.98      $  7.48     $  8.56     $  8.01     $  7.92   $     9.81
                                       =======      =======     =======     =======     =======   ==========
    Highest.........................   $ 12.10      $ 12.73     $ 13.38     $ 12.16     $ 13.24   $    10.23
                                       =======      =======     =======     =======     =======   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED      ADVANCED     ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES        SERIES       SERIES      SERIES
                                        TRUST       TRUST       TRUST        TRUST         TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- -------------- ----------- -----------
                                         AST         AST         AST          AST           AST         AST
                                      NEUBERGER   NEUBERGER   NEUBERGER     NIEMANN     PARAMETRIC     PIMCO
                                       BERMAN/     BERMAN      BERMAN    CAPITAL GROWTH  EMERGING     LIMITED
                                     LSV MID-CAP   MID-CAP    SMALL-CAP      ASSET        MARKETS    MATURITY
                                        VALUE      GROWTH      GROWTH      ALLOCATION     EQUITY       BOND
                                     ----------- ----------- ----------- -------------- ----------- -----------
ASSETS
Investments at fair value...........   $33,957     $31,502     $6,750       $218,111      $27,645    $159,965
                                       -------     -------     ------       --------      -------    --------
    Total assets....................   $33,957     $31,502     $6,750       $218,111      $27,645    $159,965
                                       =======     =======     ======       ========      =======    ========
NET ASSETS
Accumulation units..................   $33,957     $31,502     $6,750       $218,111      $27,645    $159,965
Contracts in payout (annuitization)
 period.............................        --          --         --             --           --          --
                                       -------     -------     ------       --------      -------    --------
    Total net assets................   $33,957     $31,502     $6,750       $218,111      $27,645    $159,965
                                       =======     =======     ======       ========      =======    ========
FUND SHARE INFORMATION
Number of shares....................     2,734       1,898        894         24,785        3,392      15,293
                                       =======     =======     ======       ========      =======    ========
Cost of investments.................   $40,007     $37,339     $7,214       $181,568      $22,068    $171,386
                                       =======     =======     ======       ========      =======    ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  7.69     $  7.32     $ 7.48       $   8.81      $  9.00    $  10.43
                                       =======     =======     ======       ========      =======    ========
    Highest.........................   $ 13.73     $ 12.38     $12.08       $  11.98      $ 14.81    $  11.34
                                       =======     =======     ======       ========      =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                       ADVANCED     ADVANCED      ADVANCED      ADVANCED    ADVANCED    ADVANCED
                                        SERIES       SERIES        SERIES        SERIES      SERIES      SERIES
                                        TRUST        TRUST          TRUST         TRUST       TRUST       TRUST
                                     SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ------------ ------------ --------------- ----------- ----------- -----------
                                                                                   AST
                                         AST          AST                       SCHRODERS
                                        PIMCO     PRESERVATION       AST       MULTI-ASSET     AST         AST
                                     TOTAL RETURN    ASSET           QMA          WORLD     SMALL-CAP   SMALL-CAP
                                         BOND      ALLOCATION  US EQUITY ALPHA STRATEGIES    GROWTH       VALUE
                                     ------------ ------------ --------------- ----------- ----------- -----------
ASSETS
Investments at fair value...........   $412,298    $8,804,850      $29,113      $796,823     $2,465      $27,857
                                       --------    ----------      -------      --------     ------      -------
    Total assets....................   $412,298    $8,804,850      $29,113      $796,823     $2,465      $27,857
                                       ========    ==========      =======      ========     ======      =======
NET ASSETS
Accumulation units..................   $412,298    $8,804,850      $29,113      $796,823     $2,465      $27,857
Contracts in payout (annuitization)
 period.............................         --            --           --            --         --           --
                                       --------    ----------      -------      --------     ------      -------
    Total net assets................   $412,298    $8,804,850      $29,113      $796,823     $2,465      $27,857
                                       ========    ==========      =======      ========     ======      =======
FUND SHARE INFORMATION
Number of shares....................     35,239       816,776        2,959        65,636        164        2,575
                                       ========    ==========      =======      ========     ======      =======
Cost of investments.................   $411,426    $7,744,177      $33,393      $650,288     $1,943      $26,904
                                       ========    ==========      =======      ========     ======      =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  10.73    $     9.43      $  6.88      $   8.76     $ 8.12      $  7.98
                                       ========    ==========      =======      ========     ======      =======
    Highest.........................   $  11.87    $    11.62      $ 12.82      $  12.40     $13.15      $ 12.96
                                       ========    ==========      =======      ========     ======      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                       ADVANCED      ADVANCED      ADVANCED      ADVANCED     ADVANCED     ADVANCED
                                        SERIES        SERIES        SERIES        SERIES       SERIES       SERIES
                                         TRUST         TRUST         TRUST         TRUST        TRUST       TRUST
                                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                     ------------- ------------- ------------- ------------- ----------- ------------
                                                                                                           FRANKLIN
                                          AST           AST           AST           AST                   TEMPLETON
                                     T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE     AST     VIP FOUNDING
                                         ASSET        GLOBAL       LARGE-CAP      NATURAL    UBS DYNAMIC    FUNDS
                                      ALLOCATION       BOND         GROWTH       RESOURCES      ALPHA     ALLOCATION
                                     ------------- ------------- ------------- ------------- ----------- ------------
ASSETS
Investments at fair value...........  $5,191,616     $112,592       $38,595      $130,615    $3,403,583   $3,099,269
                                      ----------     --------       -------      --------    ----------   ----------
    Total assets....................  $5,191,616     $112,592       $38,595      $130,615    $3,403,583   $3,099,269
                                      ==========     ========       =======      ========    ==========   ==========
NET ASSETS
Accumulation units..................  $5,191,616     $112,592       $38,595      $130,615    $3,403,583   $3,099,269
Contracts in payout (annuitization)
 period.............................          --           --            --            --            --           --
                                      ----------     --------       -------      --------    ----------   ----------
    Total net assets................  $5,191,616     $112,592       $38,595      $130,615    $3,403,583   $3,099,269
                                      ==========     ========       =======      ========    ==========   ==========
FUND SHARE INFORMATION
Number of shares....................     336,027       10,406         3,610         6,933       280,130      434,071
                                      ==========     ========       =======      ========    ==========   ==========
Cost of investments.................  $4,826,616     $117,067       $36,955      $179,595    $3,121,154   $2,608,945
                                      ==========     ========       =======      ========    ==========   ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $     8.87     $  10.12       $  8.68      $   6.86    $     9.21   $     8.36
                                      ==========     ========       =======      ========    ==========   ==========
    Highest.........................  $    12.16     $  11.41       $ 13.17      $  13.77    $    11.68   $    12.84
                                      ==========     ========       =======      ========    ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                       ADVANCED    ADVANCED    ADVANCED    AIM VARIABLE  AIM VARIABLE AIM VARIABLE
                                        SERIES      SERIES      SERIES      INSURANCE     INSURANCE    INSURANCE
                                        TRUST        TRUST       TRUST        FUNDS         FUNDS        FUNDS
                                     SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------ ----------- ----------- -------------- ------------ ------------
                                       PROFUND      PROFUND     PROFUND                                AIM V. I.
                                     VP LARGE-CAP VP MID-CAP      VP        AIM V. I.     AIM V. I.     CAPITAL
                                        VALUE        VALUE     UTILITIES  BASIC BALANCED BASIC VALUE  APPRECIATION
                                     ------------ ----------- ----------- -------------- ------------ ------------
ASSETS
Investments at fair value...........   $207,853     $3,655      $28,702    $20,162,898   $ 9,877,391  $77,308,864
                                       --------     ------      -------    -----------   -----------  -----------
    Total assets....................   $207,853     $3,655      $28,702    $20,162,898   $ 9,877,391  $77,308,864
                                       ========     ======      =======    ===========   ===========  ===========
NET ASSETS
Accumulation units..................   $207,853     $3,655      $28,702    $20,137,644   $ 9,828,616  $76,971,971
Contracts in payout (annuitization)
 period.............................         --         --           --         25,254        48,775      336,893
                                       --------     ------      -------    -----------   -----------  -----------
    Total net assets................   $207,853     $3,655      $28,702    $20,162,898   $ 9,877,391  $77,308,864
                                       ========     ======      =======    ===========   ===========  ===========
FUND SHARE
 INFORMATION
Number of shares....................      9,561        169        1,046      2,320,241     1,651,738    3,802,699
                                       ========     ======      =======    ===========   ===========  ===========
Cost of investments.................   $205,173     $2,293      $26,336    $24,372,439   $13,570,857  $94,557,579
                                       ========     ======      =======    ===========   ===========  ===========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $   7.25     $ 8.19      $  7.73    $      7.16   $      8.69  $      4.65
                                       ========     ======      =======    ===========   ===========  ===========
    Highest.........................   $  12.67     $12.74      $ 12.22    $     10.32   $     10.29  $     11.90
                                       ========     ======      =======    ===========   ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                     AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE
                                      INSURANCE    INSURANCE    INSURANCE    INSURANCE    INSURANCE     INSURANCE
                                        FUNDS        FUNDS        FUNDS        FUNDS        FUNDS         FUNDS
                                     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------ ------------ ------------ ------------ ------------ -------------
                                      AIM V. I.                 AIM V. I.    AIM V. I.                  AIM V. I.
                                       CAPITAL     AIM V. I.   DIVERSIFIED   GOVERNMENT   AIM V. I.   INTERNATIONAL
                                     DEVELOPMENT  CORE EQUITY     INCOME     SECURITIES   HIGH YIELD     GROWTH
                                     ------------ ------------ ------------ ------------ ------------ -------------
ASSETS
Investments at fair value........... $ 9,968,587  $112,600,246 $11,195,532  $16,969,706   $7,295,270   $30,189,425
                                     -----------  ------------ -----------  -----------   ----------   -----------
    Total assets.................... $ 9,968,587  $112,600,246 $11,195,532  $16,969,706   $7,295,270   $30,189,425
                                     ===========  ============ ===========  ===========   ==========   ===========
NET ASSETS
Accumulation units.................. $ 9,952,446  $111,749,204 $11,062,216  $16,770,449   $7,282,569   $29,804,867
Contracts in payout (annuitization)
 period.............................      16,141       851,042     133,316      199,257       12,701       384,558
                                     -----------  ------------ -----------  -----------   ----------   -----------
    Total net assets................ $ 9,968,587  $112,600,246 $11,195,532  $16,969,706   $7,295,270   $30,189,425
                                     ===========  ============ ===========  ===========   ==========   ===========
FUND SHARE INFORMATION
Number of shares....................     882,957     4,518,469   1,904,002    1,420,059    1,397,561     1,160,685
                                     ===========  ============ ===========  ===========   ==========   ===========
Cost of investments................. $11,002,084  $109,957,438 $15,240,580  $17,252,702   $8,103,575   $24,083,832
                                     ===========  ============ ===========  ===========   ==========   ===========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $     10.40  $       7.31 $      9.94  $     13.67   $    11.37   $     10.35
                                     ===========  ============ ===========  ===========   ==========   ===========
    Highest......................... $     14.95  $      18.76 $     12.61  $     16.20   $    16.36   $     20.14
                                     ===========  ============ ===========  ===========   ==========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                                      AIM VARIABLE
                                     AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE  INSURANCE
                                      INSURANCE    INSURANCE    INSURANCE    INSURANCE    INSURANCE      FUNDS
                                        FUNDS        FUNDS        FUNDS        FUNDS        FUNDS      SERIES II
                                     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------ ------------ ------------ ------------ ------------ ------------
                                      AIM V. I.    AIM V. I.                                           AIM V. I.
                                      LARGE CAP     MID CAP     AIM V. I.    AIM V. I.    AIM V. I.      BASIC
                                        GROWTH    CORE EQUITY  MONEY MARKET  TECHNOLOGY   UTILITIES   BALANCED II
                                     ------------ ------------ ------------ ------------ ------------ ------------
ASSETS
Investments at fair value...........  $8,987,262  $14,729,630  $17,302,794   $3,238,946   $7,116,842   $  959,716
                                      ----------  -----------  -----------   ----------   ----------   ----------
    Total assets....................  $8,987,262  $14,729,630  $17,302,794   $3,238,946   $7,116,842   $  959,716
                                      ==========  ===========  ===========   ==========   ==========   ==========
NET ASSETS
Accumulation units..................  $8,958,474  $14,722,297  $17,264,037   $3,210,254   $7,029,365   $  959,716
Contracts in payout (annuitization)
 period.............................      28,788        7,333       38,757       28,692       87,477           --
                                      ----------  -----------  -----------   ----------   ----------   ----------
    Total net assets................  $8,987,262  $14,729,630  $17,302,794   $3,238,946   $7,116,842   $  959,716
                                      ==========  ===========  ===========   ==========   ==========   ==========
FUND SHARE INFORMATION
Number of shares....................     731,862    1,348,867   17,302,794      245,561      490,478      110,822
                                      ==========  ===========  ===========   ==========   ==========   ==========
Cost of investments.................  $9,013,389  $15,294,244  $17,302,794   $2,806,986   $7,717,601   $1,028,779
                                      ==========  ===========  ===========   ==========   ==========   ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $     9.46  $     11.78  $     10.66   $    10.80   $    15.42   $     8.37
                                      ==========  ===========  ===========   ==========   ==========   ==========
    Highest.........................  $     9.66  $     16.37  $     12.74   $    11.17   $    15.95   $     9.14
                                      ==========  ===========  ===========   ==========   ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                            AIM VARIABLE   AIM VARIABLE    AIM VARIABLE   AIM VARIABLE  AIM VARIABLE AIM VARIABLE
                             INSURANCE       INSURANCE      INSURANCE      INSURANCE     INSURANCE     INSURANCE
                               FUNDS           FUNDS          FUNDS          FUNDS         FUNDS         FUNDS
                             SERIES II       SERIES II      SERIES II      SERIES II     SERIES II     SERIES II
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------- --------------- -------------- -------------- ------------ -------------
                                             AIM V. I.      AIM V. I.                    AIM V. I.     AIM V. I.
                             AIM V. I.        CAPITAL        CAPITAL       AIM V. I.    DIVERSIFIED   GOVERNMENT
                           BASIC VALUE II APPRECIATION II DEVELOPMENT II CORE EQUITY II  INCOME II   SECURITIES II
                           -------------- --------------- -------------- -------------- ------------ -------------
ASSETS
Investments at fair value.  $10,465,780     $4,101,513       $409,778      $2,813,666     $281,628    $1,073,757
                            -----------     ----------       --------      ----------     --------    ----------
    Total assets..........  $10,465,780     $4,101,513       $409,778      $2,813,666     $281,628    $1,073,757
                            ===========     ==========       ========      ==========     ========    ==========
NET ASSETS
Accumulation units........  $10,465,780     $4,101,513       $409,778      $2,813,666     $281,628    $1,073,757
Contracts in payout
 (annuitization) period...           --             --             --              --           --            --
                            -----------     ----------       --------      ----------     --------    ----------
    Total net assets......  $10,465,780     $4,101,513       $409,778      $2,813,666     $281,628    $1,073,757
                            ===========     ==========       ========      ==========     ========    ==========
FUND SHARE
 INFORMATION
Number of shares..........    1,758,955        205,076         37,286         113,683       48,141        90,384
                            ===========     ==========       ========      ==========     ========    ==========
Cost of investments.......  $14,105,561     $4,317,099       $507,534      $2,764,755     $382,014    $1,108,251
                            ===========     ==========       ========      ==========     ========    ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      8.11     $     7.62       $  10.60      $     9.52     $   9.68    $    11.54
                            ===========     ==========       ========      ==========     ========    ==========
    Highest...............  $     11.36     $    10.75       $  11.59      $    12.05     $  10.57    $    12.61
                            ===========     ==========       ========      ==========     ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                     AIM VARIABLE  AIM VARIABLE  AIM VARIABLE  AIM VARIABLE  AIM VARIABLE AIM VARIABLE
                                       INSURANCE     INSURANCE    INSURANCE     INSURANCE     INSURANCE     INSURANCE
                                         FUNDS         FUNDS        FUNDS         FUNDS         FUNDS         FUNDS
                                       SERIES II     SERIES II    SERIES II     SERIES II     SERIES II     SERIES II
                                      SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------- ------------- ------------ -------------- ------------ -------------
                                                     AIM V. I.    AIM V. I.     AIM V. I.     AIM V. I.
                                       AIM V. I.   INTERNATIONAL  LARGE CAP      MID CAP        MONEY       AIM V. I.
                                     HIGH YIELD II   GROWTH II    GROWTH II   CORE EQUITY II  MARKET II   TECHNOLOGY II
                                     ------------- ------------- ------------ -------------- ------------ -------------
ASSETS
Investments at fair value...........   $460,852      $795,988      $609,972     $4,096,271    $1,626,221     $45,010
                                       --------      --------      --------     ----------    ----------     -------
    Total assets....................   $460,852      $795,988      $609,972     $4,096,271    $1,626,221     $45,010
                                       ========      ========      ========     ==========    ==========     =======
NET ASSETS
Accumulation units..................   $460,852      $795,988      $609,972     $4,083,882    $1,626,221     $45,010
Contracts in payout (annuitization)
 period.............................         --            --            --         12,389            --          --
                                       --------      --------      --------     ----------    ----------     -------
    Total net assets................   $460,852      $795,988      $609,972     $4,096,271    $1,626,221     $45,010
                                       ========      ========      ========     ==========    ==========     =======
FUND SHARE INFORMATION
Number of shares....................     88,455        31,057        50,039        378,234     1,626,221       3,468
                                       ========      ========      ========     ==========    ==========     =======
Cost of investments.................   $476,616      $649,696      $603,737     $4,438,817    $1,626,221     $40,297
                                       ========      ========      ========     ==========    ==========     =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  14.25      $  15.24      $   9.15     $    11.34    $     9.47     $ 10.21
                                       ========      ========      ========     ==========    ==========     =======
    Highest.........................   $  15.56      $  16.66      $   9.52     $    13.91    $    10.35     $ 10.87
                                       ========      ========      ========     ==========    ==========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                    ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                     AIM VARIABLE   BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN
                                      INSURANCE     VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                        FUNDS        PRODUCT       PRODUCT       PRODUCT       PRODUCT       PRODUCT
                                      SERIES II    SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND
                                     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------ ------------- ------------- ------------- ------------- -------------
                                                                  ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                                    ALLIANCE    BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS
                                      AIM V. I.   BERNSTEIN VPS   GROWTH &    INTERNATIONAL   LARGE CAP     SMALL/MID
                                     UTILITIES II    GROWTH        INCOME         VALUE        GROWTH       CAP VALUE
                                     ------------ ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value...........   $452,013    $28,380,366  $ 76,440,408   $22,856,943   $22,723,395   $25,088,543
                                       --------    -----------  ------------   -----------   -----------   -----------
    Total assets....................   $452,013    $28,380,366  $ 76,440,408   $22,856,943   $22,723,395   $25,088,543
                                       ========    ===========  ============   ===========   ===========   ===========
NET ASSETS
Accumulation units..................   $452,013    $28,351,501  $ 76,290,061   $22,852,131   $22,723,395   $25,088,543
Contracts in payout (annuitization)
 period.............................         --         28,865       150,347         4,812            --            --
                                       --------    -----------  ------------   -----------   -----------   -----------
    Total net assets................   $452,013    $28,380,366  $ 76,440,408   $22,856,943   $22,723,395   $25,088,543
                                       ========    ===========  ============   ===========   ===========   ===========
FUND SHARE INFORMATION
Number of shares....................     31,325      1,659,671     5,068,993     1,572,004       919,231     1,877,885
                                       ========    ===========  ============   ===========   ===========   ===========
Cost of investments.................   $523,360    $28,878,380  $106,357,124   $29,356,150   $21,910,393   $28,508,857
                                       ========    ===========  ============   ===========   ===========   ===========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  14.61    $      5.41  $       8.33   $      9.51   $      5.48   $     15.59
                                       ========    ===========  ============   ===========   ===========   ===========
    Highest.........................   $  15.56    $     12.53  $      11.60   $     10.12   $     12.34   $     17.03
                                       ========    ===========  ============   ===========   ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                       ALLIANCE                      DREYFUS
                                       BERNSTEIN      AMERICAN      SOCIALLY                   DREYFUS      DREYFUS
                                       VARIABLE        CENTURY     RESPONSIBLE                 VARIABLE     VARIABLE
                                        PRODUCT       VARIABLE       GROWTH    DREYFUS STOCK  INVESTMENT   INVESTMENT
                                      SERIES FUND  PORTFOLIOS, INC FUND, INC.   INDEX FUND       FUND         FUND
                                      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------- --------------- ----------- ------------- ------------ ------------
                                                                     DREYFUS
                                       ALLIANCE       AMERICAN      SOCIALLY
                                     BERNSTEIN VPS     CENTURY     RESPONSIBLE DREYFUS STOCK VIF GROWTH &     VIF
                                         VALUE       VP BALANCED   GROWTH FUND  INDEX FUND      INCOME    MONEY MARKET
                                     ------------- --------------- ----------- ------------- ------------ ------------
ASSETS
Investments at fair value...........  $2,257,867       $19,829       $24,519     $527,106      $121,858    $1,064,241
                                      ----------       -------       -------     --------      --------    ----------
    Total assets....................  $2,257,867       $19,829       $24,519     $527,106      $121,858    $1,064,241
                                      ==========       =======       =======     ========      ========    ==========
NET ASSETS
Accumulation units..................  $2,257,867       $19,829       $24,519     $527,106      $121,858    $1,064,241
Contracts in payout (annuitization)
 period.............................          --            --            --           --            --            --
                                      ----------       -------       -------     --------      --------    ----------
    Total net assets................  $2,257,867       $19,829       $24,519     $527,106      $121,858    $1,064,241
                                      ==========       =======       =======     ========      ========    ==========
FUND SHARE INFORMATION
Number of shares....................     253,693         3,449           934       20,034         7,228     1,064,241
                                      ==========       =======       =======     ========      ========    ==========
Cost of investments.................  $3,038,332       $23,483       $27,025     $567,827      $151,488    $1,064,241
                                      ==========       =======       =======     ========      ========    ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $     7.95       $ 14.06       $  5.71     $   7.45      $   7.61    $    10.09
                                      ==========       =======       =======     ========      ========    ==========
    Highest.........................  $     8.46       $ 14.24       $ 10.83     $  11.84      $  10.80    $    12.54
                                      ==========       =======       =======     ========      ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                         DWS         DWS           DWS          DWS          DWS          DWS
                                      VARIABLE     VARIABLE     VARIABLE     VARIABLE     VARIABLE     VARIABLE
                                      SERIES I     SERIES I     SERIES I     SERIES I     SERIES I     SERIES II
                                     SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ----------- ------------ ------------- ----------- ------------- -----------
                                                                   DWS          DWS
                                                     DWS         GLOBAL     GROWTH AND       DWS          DWS
                                         DWS       CAPITAL    OPPORTUNITIES   INCOME    INTERNATIONAL  BALANCED
                                     BOND VIP A  GROWTH VIP A     VIP A        VIP A        VIP A      VIP A II
                                     ----------- ------------ ------------- ----------- ------------- -----------
ASSETS
Investments at fair value...........  $524,304    $1,267,966   $1,099,883    $472,190     $524,089    $1,600,620
                                      --------    ----------   ----------    --------     --------    ----------
    Total assets....................  $524,304    $1,267,966   $1,099,883    $472,190     $524,089    $1,600,620
                                      ========    ==========   ==========    ========     ========    ==========
NET ASSETS
Accumulation units..................  $500,832    $1,226,229   $1,099,076    $470,126     $517,038    $1,554,433
Contracts in payout (annuitization)
 period.............................    23,472        41,737          807       2,064        7,051        46,187
                                      --------    ----------   ----------    --------     --------    ----------
    Total net assets................  $524,304    $1,267,966   $1,099,883    $472,190     $524,089    $1,600,620
                                      ========    ==========   ==========    ========     ========    ==========
FUND SHARE INFORMATION
Number of shares....................    94,640        74,895       97,163      70,371       63,449        78,003
                                      ========    ==========   ==========    ========     ========    ==========
Cost of investments.................  $625,879    $1,225,551   $1,244,784    $614,961     $679,044    $1,667,796
                                      ========    ==========   ==========    ========     ========    ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $  12.95    $    10.58   $    20.29    $   9.19     $  11.19    $    10.67
                                      ========    ==========   ==========    ========     ========    ==========
    Highest.........................  $  13.09    $    10.70   $    20.52    $   9.30     $  11.32    $    10.73
                                      ========    ==========   ==========    ========     ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------


                                                                              FIDELITY      FIDELITY      FIDELITY
                                         DWS         DWS       FEDERATED      VARIABLE      VARIABLE      VARIABLE
                                      VARIABLE    VARIABLE     INSURANCE     INSURANCE      INSURANCE     INSURANCE
                                      SERIES II   SERIES II     SERIES     PRODUCTS FUND  PRODUCTS FUND PRODUCTS FUND
                                     SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                     ----------- ----------- ------------- -------------- ------------- -------------
                                         DWS         DWS
                                        MONEY     SMALL CAP    FEDERATED
                                       MARKET      GROWTH        PRIME                         VIP
                                      VIP A II    VIP A II   MONEY FUND II VIP CONTRAFUND EQUITY-INCOME  VIP GROWTH
                                     ----------- ----------- ------------- -------------- ------------- -------------
ASSETS
Investments at fair value...........  $596,046    $346,822    $15,994,582    $7,153,226    $1,224,839    $3,486,293
                                      --------    --------    -----------    ----------    ----------    ----------
    Total assets....................  $596,046    $346,822    $15,994,582    $7,153,226    $1,224,839    $3,486,293
                                      ========    ========    ===========    ==========    ==========    ==========
NET ASSETS
Accumulation units..................  $596,046    $346,822    $15,551,792    $7,127,841    $1,213,988    $3,482,973
Contracts in payout (annuitization)
 period.............................        --          --        442,790        25,385        10,851         3,320
                                      --------    --------    -----------    ----------    ----------    ----------
    Total net assets................  $596,046    $346,822    $15,994,582    $7,153,226    $1,224,839    $3,486,293
                                      ========    ========    ===========    ==========    ==========    ==========
FUND SHARE
 INFORMATION
Number of shares....................   596,046      32,413     15,994,582       346,907        72,864       116,055
                                      ========    ========    ===========    ==========    ==========    ==========
Cost of investments.................  $596,046    $408,601    $15,994,582    $8,378,722    $1,532,956    $4,342,133
                                      ========    ========    ===========    ==========    ==========    ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $  10.62    $   8.91    $     10.11    $    11.26    $     9.94    $     5.55
                                      ========    ========    ===========    ==========    ==========    ==========
    Highest.........................  $  10.66    $   8.96    $     13.23    $    20.09    $    12.40    $    11.93
                                      ========    ========    ===========    ==========    ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                       FIDELITY          FIDELITY
                             FIDELITY      FIDELITY      FIDELITY      FIDELITY        VARIABLE          VARIABLE
                             VARIABLE      VARIABLE      VARIABLE      VARIABLE        INSURANCE         INSURANCE
                             INSURANCE     INSURANCE     INSURANCE     INSURANCE     PRODUCTS FUND     PRODUCTS FUND
                           PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2)
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ------------- ------------- ------------- ------------- ----------------- -----------------
                                                                                       VIP ASSET
                                                            VIP                         MANAGER             VIP
                             VIP HIGH                   INVESTMENT        VIP           GROWTH          CONTRAFUND
                              INCOME     VIP INDEX 500  GRADE BOND     OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2)
                           ------------- ------------- ------------- ------------- ----------------- -----------------
ASSETS
Investments at fair value.  $1,314,249    $5,253,246    $2,375,645    $1,486,137        $88,045        $ 77,547,107
                            ----------    ----------    ----------    ----------        -------        ------------
    Total assets..........  $1,314,249    $5,253,246    $2,375,645    $1,486,137        $88,045        $ 77,547,107
                            ==========    ==========    ==========    ==========        =======        ============
NET ASSETS
Accumulation units........  $1,314,249    $5,249,583    $2,375,645    $1,486,137        $88,045        $ 77,262,076
Contracts in payout
 (annuitization) period...          --         3,663            --            --             --             285,031
                            ----------    ----------    ----------    ----------        -------        ------------
    Total net assets......  $1,314,249    $5,253,246    $2,375,645    $1,486,137        $88,045        $ 77,547,107
                            ==========    ==========    ==========    ==========        =======        ============
FUND SHARE
 INFORMATION
Number of shares..........     248,440        43,916       190,356        98,747          7,038           3,821,937
                            ==========    ==========    ==========    ==========        =======        ============
Cost of investments.......  $1,508,376    $5,511,260    $2,393,286    $1,769,379        $74,828        $104,515,372
                            ==========    ==========    ==========    ==========        =======        ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $    10.76    $     7.54    $    15.53    $     8.68        $  9.91        $       8.55
                            ==========    ==========    ==========    ==========        =======        ============
    Highest...............  $    12.45    $     8.85    $    16.19    $    11.16        $ 11.45        $      15.93
                            ==========    ==========    ==========    ==========        =======        ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                                   VIP FREEDOM
                               VIP           VIP FREEDOM       VIP FREEDOM       VIP FREEDOM         INCOME
                          EQUITY-INCOME    2010 PORTFOLIO    2020 PORTFOLIO    2030 PORTFOLIO       PORTFOLIO
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
 value.................    $1,017,836        $ 9,705,731       $7,366,074        $2,867,234        $3,692,471
                           ----------        -----------       ----------        ----------        ----------
    Total assets.......    $1,017,836        $ 9,705,731       $7,366,074        $2,867,234        $3,692,471
                           ==========        ===========       ==========        ==========        ==========
NET ASSETS
Accumulation units.....    $1,017,836        $ 9,705,731       $7,366,074        $2,867,234        $3,692,471
Contracts in payout
 (annuitization)
 period................            --                 --               --                --                --
                           ----------        -----------       ----------        ----------        ----------
    Total net assets...    $1,017,836        $ 9,705,731       $7,366,074        $2,867,234        $3,692,471
                           ==========        ===========       ==========        ==========        ==========
FUND SHARE
 INFORMATION
Number of shares.......        61,426            996,482          777,012           318,582           370,358
                           ==========        ===========       ==========        ==========        ==========
Cost of investments....    $1,319,150        $10,325,043       $7,960,540        $3,309,205        $3,723,021
                           ==========        ===========       ==========        ==========        ==========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............    $     9.18        $      9.62       $     9.11        $     8.65        $    10.26
                           ==========        ===========       ==========        ==========        ==========
    Highest............    $    11.79        $     10.14       $     9.60        $     9.12        $    10.82
                           ==========        ===========       ==========        ==========        ==========

                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------
                               VIP
                            GROWTH &
                             INCOME
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments at fair
 value.................    $10,243,454
                           -----------
    Total assets.......    $10,243,454
                           ===========
NET ASSETS
Accumulation units.....    $10,243,454
Contracts in payout
 (annuitization)
 period................             --
                           -----------
    Total net assets...    $10,243,454
                           ===========
FUND SHARE
 INFORMATION
Number of shares.......        939,766
                           ===========
Cost of investments....    $12,609,910
                           ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............    $      9.24
                           ===========
    Highest............    $      9.83
                           ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                                                 VIP               VIP                           VIP INVESTMENT
                           VIP GROWTH       GROWTH STOCK       HIGH INCOME      VIP INDEX 500      GRADE BOND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
 value.................     $250,187         $1,593,841        $8,136,336        $7,543,631          $1,277
                            --------         ----------        ----------        ----------          ------
    Total assets.......     $250,187         $1,593,841        $8,136,336        $7,543,631          $1,277
                            ========         ==========        ==========        ==========          ======
NET ASSETS
Accumulation units.....     $250,187         $1,593,841        $8,136,336        $7,543,631          $1,277
Contracts in payout
 (annuitization)
 period................           --                 --                --                --              --
                            --------         ----------        ----------        ----------          ------
    Total net assets...     $250,187         $1,593,841        $8,136,336        $7,543,631          $1,277
                            ========         ==========        ==========        ==========          ======
FUND SHARE
 INFORMATION
Number of shares.......        8,410            143,202         1,570,721            63,547             104
                            ========         ==========        ==========        ==========          ======
Cost of investments....     $261,919         $1,646,419        $8,882,612        $8,492,355          $1,329
                            ========         ==========        ==========        ==========          ======
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest.............     $   6.82         $     8.69        $    11.45        $     8.26          $13.06
                            ========         ==========        ==========        ==========          ======
    Highest............     $  10.03         $     9.16        $    16.27        $    11.57          $13.06
                            ========         ==========        ==========        ==========          ======

                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------

                           VIP MIDCAP
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments at fair
 value.................    $20,437,535
                           -----------
    Total assets.......    $20,437,535
                           ===========
NET ASSETS
Accumulation units.....    $20,195,384
Contracts in payout
 (annuitization)
 period................        242,151
                           -----------
    Total net assets...    $20,437,535
                           ===========
FUND SHARE
 INFORMATION
Number of shares.......        814,244
                           ===========
Cost of investments....    $24,796,166
                           ===========
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest.............    $      8.79
                           ===========
    Highest............    $     12.61
                           ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                               FIDELITY          FIDELITY         FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                               VARIABLE          VARIABLE        TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                               INSURANCE         INSURANCE        VARIABLE       VARIABLE       VARIABLE       VARIABLE
                             PRODUCTS FUND     PRODUCTS FUND     INSURANCE      INSURANCE      INSURANCE      INSURANCE
                           (SERVICE CLASS 2) (SERVICE CLASS 2) PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------- ----------------- -------------- -------------- -------------- --------------
                                                                  FRANKLIN       FRANKLIN
                               VIP MONEY                          FLEX CAP      GROWTH AND      FRANKLIN       FRANKLIN
                                MARKET         VIP OVERSEAS        GROWTH         INCOME      HIGH INCOME       INCOME
                           (SERVICE CLASS 2) (SERVICE CLASS 2)   SECURITIES     SECURITIES     SECURITIES     SECURITIES
                           ----------------- ----------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.    $24,329,954        $ 98,201        $4,282,348    $45,548,285    $11,343,394    $207,946,392
                              -----------        --------        ----------    -----------    -----------    ------------
    Total assets..........    $24,329,954        $ 98,201        $4,282,348    $45,548,285    $11,343,394    $207,946,392
                              ===========        ========        ==========    ===========    ===========    ============
NET ASSETS
Accumulation units........    $24,306,394        $ 98,201        $4,282,348    $45,415,850    $11,341,760    $206,986,845
Contracts in payout
 (annuitization) period...         23,560              --                --        132,435          1,634         959,547
                              -----------        --------        ----------    -----------    -----------    ------------
    Total net assets......    $24,329,954        $ 98,201        $4,282,348    $45,548,285    $11,343,394    $207,946,392
                              ===========        ========        ==========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........     24,329,954           6,582           391,798      4,409,321      1,850,472      14,727,082
                              ===========        ========        ==========    ===========    ===========    ============
Cost of investments.......    $24,329,954        $128,832        $4,116,847    $60,058,309    $11,256,274    $229,339,932
                              ===========        ========        ==========    ===========    ===========    ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................    $      9.99        $  10.31        $    10.32    $     11.89    $     11.82    $      11.57
                              ===========        ========        ==========    ===========    ===========    ============
    Highest...............    $     10.67        $  15.36        $    10.98    $     13.17    $     12.76    $      12.56
                              ===========        ========        ==========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                              FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                             TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                              VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                             INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                           PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                            FRANKLIN
                              FRANKLIN       FRANKLIN        SMALL                         MUTUAL
                             LARGE CAP      SMALL CAP       MID CAP                        GLOBAL
                               GROWTH         VALUE          GROWTH     FRANKLIN U.S.    DISCOVERY    MUTUAL SHARES
                             SECURITIES     SECURITIES     SECURITIES     GOVERNMENT     SECURITIES     SECURITIES
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $51,012,912    $40,026,858     $2,307,838    $41,848,220    $24,825,081    $117,554,920
                            -----------    -----------     ----------    -----------    -----------    ------------
    Total assets..........  $51,012,912    $40,026,858     $2,307,838    $41,848,220    $24,825,081    $117,554,920
                            ===========    ===========     ==========    ===========    ===========    ============
NET ASSETS
Accumulation units........  $50,951,787    $39,796,694     $2,307,838    $41,776,717    $24,622,992    $117,173,336
Contracts in payout
 (annuitization) period...       61,125        230,164             --         71,503        202,089         381,584
                            -----------    -----------     ----------    -----------    -----------    ------------
    Total net assets......  $51,012,912    $40,026,858     $2,307,838    $41,848,220    $24,825,081    $117,554,920
                            ===========    ===========     ==========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........    3,798,430      3,134,445        136,801      3,251,610      1,319,781       8,062,752
                            ===========    ===========     ==========    ===========    ===========    ============
Cost of investments.......  $57,815,482    $45,820,757     $2,085,813    $41,193,535    $27,111,546    $137,520,058
                            ===========    ===========     ==========    ===========    ===========    ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      9.26    $     10.28     $     6.79    $     11.18    $      9.94    $      10.24
                            ===========    ===========     ==========    ===========    ===========    ============
    Highest...............  $      9.98    $     18.02     $    18.29    $     12.13    $     13.15    $      18.17
                            ===========    ===========     ==========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                              FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                             TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                              VARIABLE       VARIABLE       VARIABLE       VARIABLE     GOLDMAN SACHS   GOLDMAN SACHS
                             INSURANCE      INSURANCE      INSURANCE      INSURANCE       VARIABLE        VARIABLE
                           PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST INSURANCE TRUST INSURANCE TRUST
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- --------------- ---------------
                             TEMPLETON
                             DEVELOPING     TEMPLETON      TEMPLETON      TEMPLETON                          VIT
                              MARKETS        FOREIGN      GLOBAL BOND       GROWTH           VIT         GROWTH AND
                             SECURITIES     SECURITIES     SECURITIES     SECURITIES   CAPITAL GROWTH      INCOME
                           -------------- -------------- -------------- -------------- --------------- ---------------
ASSETS
Investments at fair value.  $29,859,085    $134,981,932    $2,854,585     $1,542,031       $30,571       $5,856,098
                            -----------    ------------    ----------     ----------       -------       ----------
    Total assets..........  $29,859,085    $134,981,932    $2,854,585     $1,542,031       $30,571       $5,856,098
                            ===========    ============    ==========     ==========       =======       ==========
NET ASSETS
Accumulation units........  $29,687,429    $134,842,373    $2,759,035     $1,542,031       $30,571       $5,856,098
Contracts in payout
 (annuitization) period...      171,656         139,559        95,550             --            --               --
                            -----------    ------------    ----------     ----------       -------       ----------
    Total net assets......  $29,859,085    $134,981,932    $2,854,585     $1,542,031       $30,571       $5,856,098
                            ===========    ============    ==========     ==========       =======       ==========
FUND SHARE
 INFORMATION
Number of shares..........    3,053,076      10,035,831       164,719        148,272         2,807          631,045
                            ===========    ============    ==========     ==========       =======       ==========
Cost of investments.......  $31,198,118    $151,133,562    $2,526,863     $1,866,483       $32,220       $7,208,006
                            ===========    ============    ==========     ==========       =======       ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $     21.16    $      11.20    $    19.01     $    10.69       $  6.99       $     9.07
                            ===========    ============    ==========     ==========       =======       ==========
    Highest...............  $     33.61    $      18.94    $    27.33     $    15.51       $ 10.62       $    10.58
                            ===========    ============    ==========     ==========       =======       ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                            GOLDMAN SACHS   GOLDMAN SACHS   GOLDMAN SACHS   GOLDMAN SACHS                  LAZARD
                              VARIABLE        VARIABLE        VARIABLE        VARIABLE        JANUS      RETIREMENT
                           INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST ASPEN SERIES SERIES, INC.
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           --------------- --------------- --------------- --------------- ------------ ------------
                                                 VIT             VIT             VIT
                                              STRATEGIC      STRUCTURED      STRUCTURED                   EMERGING
                                 VIT        INTERNATIONAL     SMALL CAP     U. S. EQUITY      FORTY       MARKETS
                            MID CAP VALUE      EQUITY          EQUITY           FUND        PORTFOLIO      EQUITY
                           --------------- --------------- --------------- --------------- ------------ ------------
ASSETS
Investments at fair value.   $5,207,629        $2,669        $11,300,527     $ 8,433,627     $16,528       $  927
                             ----------        ------        -----------     -----------     -------       ------
    Total assets..........   $5,207,629        $2,669        $11,300,527     $ 8,433,627     $16,528       $  927
                             ==========        ======        ===========     ===========     =======       ======
NET ASSETS
Accumulation units........   $5,207,629        $2,669        $11,295,642     $ 8,417,666     $16,528       $  927
Contracts in payout
 (annuitization) period...           --            --              4,885          15,961          --           --
                             ----------        ------        -----------     -----------     -------       ------
    Total net assets......   $5,207,629        $2,669        $11,300,527     $ 8,433,627     $16,528       $  927
                             ==========        ======        ===========     ===========     =======       ======
FUND SHARE
 INFORMATION
Number of shares..........      458,822           329          1,281,239         887,750         492           48
                             ==========        ======        ===========     ===========     =======       ======
Cost of investments.......   $7,024,500        $2,542        $16,679,706     $10,795,271     $10,648       $  640
                             ==========        ======        ===========     ===========     =======       ======
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................   $    10.22        $ 7.97        $      8.01     $      7.01     $ 14.58       $44.78
                             ==========        ======        ===========     ===========     =======       ======
    Highest...............   $    22.54        $11.22        $     14.18     $     10.02     $ 14.58       $44.78
                             ==========        ======        ===========     ===========     =======       ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                            LEGG MASON        LEGG MASON
                         PARTNERS VARIABLE PARTNERS VARIABLE LORD ABBETT  LORD ABBETT   LORD ABBETT  LORD ABBETT
                           INCOME TRUST    PORTFOLIOS I, INC SERIES FUND  SERIES FUND   SERIES FUND  SERIES FUND
                            SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                         ----------------- ----------------- ----------- -------------- ----------- -------------
                            LEGG MASON
                            CLEARBRIDGE       LEGG MASON
                             VARIABLE         CLEARBRIDGE
                            FUNDAMENTAL        VARIABLE
                               VALUE           INVESTORS                                GROWTH AND     GROWTH
                            PORTFOLIO I       PORTFOLIO I     ALL VALUE  BOND-DEBENTURE   INCOME    OPPORTUNITIES
                         ----------------- ----------------- ----------- -------------- ----------- -------------
ASSETS
Investments at fair
 value..................      $  992            $1,174       $10,848,991  $34,857,382   $25,384,601  $14,018,637
                              ------            ------       -----------  -----------   -----------  -----------
    Total assets........      $  992            $1,174       $10,848,991  $34,857,382   $25,384,601  $14,018,637
                              ======            ======       ===========  ===========   ===========  ===========
NET ASSETS
Accumulation units......      $  992            $1,174       $10,814,627  $34,747,277   $25,310,674  $14,016,975
Contracts in payout
 (annuitization) period.          --                --            34,364      110,105        73,927        1,662
                              ------            ------       -----------  -----------   -----------  -----------
    Total net assets....      $  992            $1,174       $10,848,991  $34,857,382   $25,384,601  $14,018,637
                              ======            ======       ===========  ===========   ===========  ===========
FUND SHARE
 INFORMATION
Number of shares........          58                95           729,099    3,090,193     1,247,401      974,870
                              ======            ======       ===========  ===========   ===========  ===========
Cost of investments.....      $1,330            $1,225       $10,854,741  $35,332,869   $33,670,188  $14,036,496
                              ======            ======       ===========  ===========   ===========  ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest..............      $ 7.56            $10.64       $     11.16  $     11.75   $      8.98  $     11.93
                              ======            ======       ===========  ===========   ===========  ===========
    Highest.............      $ 7.56            $10.64       $     12.03  $     12.66   $      9.67  $     12.86
                              ======            ======       ===========  ===========   ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                 MFS VARIABLE MFS VARIABLE  MFS VARIABLE   MFS VARIABLE MFS VARIABLE
                                     LORD ABBETT  INSURANCE    INSURANCE      INSURANCE     INSURANCE    INSURANCE
                                     SERIES FUND    TRUST        TRUST          TRUST         TRUST        TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                     ----------- ------------ ------------ --------------- ------------ ------------
                                       MID-CAP                    MFS            MFS         MFS NEW        MFS
                                        VALUE     MFS GROWTH  HIGH INCOME  INVESTORS TRUST  DISCOVERY     RESEARCH
                                     ----------- ------------ ------------ --------------- ------------ ------------
ASSETS
Investments at fair value........... $27,522,137  $  894,072    $526,886     $1,739,571     $2,153,874    $670,371
                                     -----------  ----------    --------     ----------     ----------    --------
    Total assets.................... $27,522,137  $  894,072    $526,886     $1,739,571     $2,153,874    $670,371
                                     ===========  ==========    ========     ==========     ==========    ========
NET ASSETS
Accumulation units.................. $27,335,397  $  889,813    $526,886     $1,739,571     $2,153,874    $670,371
Contracts in payout (annuitization)
 period.............................     186,740       4,259          --             --             --          --
                                     -----------  ----------    --------     ----------     ----------    --------
    Total net assets................ $27,522,137  $  894,072    $526,886     $1,739,571     $2,153,874    $670,371
                                     ===========  ==========    ========     ==========     ==========    ========
FUND SHARE INFORMATION
Number of shares....................   2,077,142      41,721      63,865         95,371        160,378      40,457
                                     ===========  ==========    ========     ==========     ==========    ========
Cost of investments................. $40,045,160  $1,049,799    $568,949     $1,673,169     $2,209,021    $728,075
                                     ===========  ==========    ========     ==========     ==========    ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $      9.08  $     5.55    $  12.90     $     8.52     $     9.21    $   7.16
                                     ===========  ==========    ========     ==========     ==========    ========
    Highest......................... $      9.79  $    14.22    $  13.45     $    10.42     $    19.08    $   9.45
                                     ===========  ==========    ========     ==========     ==========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------


                                                                 MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                                     MFS VARIABLE MFS VARIABLE     INSURANCE       INSURANCE       INSURANCE       INSURANCE
                                      INSURANCE     INSURANCE        TRUST           TRUST           TRUST           TRUST
                                        TRUST         TRUST     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                     ------------ ------------- --------------- --------------- --------------- ---------------
                                                                                 MFS INVESTORS      MFS NEW
                                     MFS RESEARCH                 MFS GROWTH         TRUST         DISCOVERY     MFS RESEARCH
                                         BOND     MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                     ------------ ------------- --------------- --------------- --------------- ---------------
ASSETS
Investments at fair value...........  $1,457,605    $254,323       $292,053        $197,684        $286,123        $174,419
                                      ----------    --------       --------        --------        --------        --------
    Total assets....................  $1,457,605    $254,323       $292,053        $197,684        $286,123        $174,419
                                      ==========    ========       ========        ========        ========        ========
NET ASSETS
Accumulation units..................  $1,457,605    $254,323       $292,053        $197,684        $286,123        $174,419
Contracts in payout (annuitization)
 period.............................          --          --             --              --              --              --
                                      ----------    --------       --------        --------        --------        --------
    Total net assets................  $1,457,605    $254,323       $292,053        $197,684        $286,123        $174,419
                                      ==========    ========       ========        ========        ========        ========
FUND SHARE INFORMATION
Number of shares....................     119,476      11,096         13,841          10,886          21,925          10,584
                                      ==========    ========       ========        ========        ========        ========
Cost of investments.................  $1,380,118    $240,865       $239,604        $175,071        $281,408        $140,105
                                      ==========    ========       ========        ========        ========        ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $    15.77    $  17.71       $   8.24        $   9.08        $   9.54        $   8.73
                                      ==========    ========       ========        ========        ========        ========
    Highest.........................  $    16.44    $  18.46       $  13.25        $  12.19        $  13.41        $  12.68
                                      ==========    ========       ========        ========        ========        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                            MFS VARIABLE   MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY  MORGAN STANLEY MORGAN STANLEY
                              INSURANCE       VARIABLE       VARIABLE       VARIABLE        VARIABLE       VARIABLE
                                TRUST        INVESTMENT     INVESTMENT     INVESTMENT      INVESTMENT     INVESTMENT
                           (SERVICE CLASS)     SERIES         SERIES         SERIES          SERIES         SERIES
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           --------------- -------------- -------------- --------------- -------------- --------------
                                                                                                            GLOBAL
                            MFS UTILITIES    AGGRESSIVE      CAPITAL                        EUROPEAN       DIVIDEND
                           (SERVICE CLASS)     EQUITY     OPPORTUNITIES  DIVIDEND GROWTH     EQUITY         GROWTH
                           --------------- -------------- -------------- --------------- -------------- --------------
ASSETS
Investments at fair value.   $1,366,792     $13,824,380    $191,502,739   $178,672,359    $56,333,150    $55,976,229
                             ----------     -----------    ------------   ------------    -----------    -----------
    Total assets..........   $1,366,792     $13,824,380    $191,502,739   $178,672,359    $56,333,150    $55,976,229
                             ==========     ===========    ============   ============    ===========    ===========
NET ASSETS
Accumulation units........   $1,366,792     $13,772,011    $189,631,677   $176,025,553    $55,825,109    $55,432,184
Contracts in payout
 (annuitization) period...           --          52,369       1,871,062      2,646,806        508,041        544,045
                             ----------     -----------    ------------   ------------    -----------    -----------
    Total net assets......   $1,366,792     $13,824,380    $191,502,739   $178,672,359    $56,333,150    $55,976,229
                             ==========     ===========    ============   ============    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares..........       60,344         899,439       6,094,931     13,607,948      3,653,252      6,562,278
                             ==========     ===========    ============   ============    ===========    ===========
Cost of investments.......   $1,286,830     $11,757,122    $190,690,682   $165,111,306    $63,883,512    $81,410,193
                             ==========     ===========    ============   ============    ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................   $    14.15     $      8.45    $       8.15   $       8.84    $      9.03    $     10.19
                             ==========     ===========    ============   ============    ===========    ===========
    Highest...............   $    19.68     $     13.47    $     110.17   $      33.95    $     43.40    $     20.56
                             ==========     ===========    ============   ============    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------


                           MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                              VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                             INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                               SERIES         SERIES         SERIES         SERIES         SERIES         SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                                           LIMITED
                             HIGH YIELD   INCOME BUILDER  INCOME PLUS      DURATION     MONEY MARKET  S&P 500 INDEX
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $15,689,461    $15,658,155    $105,871,136   $15,794,531    $78,018,924    $35,552,349
                            -----------    -----------    ------------   -----------    -----------    -----------
    Total assets..........  $15,689,461    $15,658,155    $105,871,136   $15,794,531    $78,018,924    $35,552,349
                            ===========    ===========    ============   ===========    ===========    ===========
NET ASSETS
Accumulation units........  $15,484,938    $15,624,108    $104,347,097   $15,738,041    $76,817,021    $35,310,898
Contracts in payout
 (annuitization) period...      204,523         34,047       1,524,039        56,490      1,201,903        241,451
                            -----------    -----------    ------------   -----------    -----------    -----------
    Total net assets......  $15,689,461    $15,658,155    $105,871,136   $15,794,531    $78,018,924    $35,552,349
                            ===========    ===========    ============   ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares..........   13,884,479      1,629,361       9,633,406     2,014,609     78,018,924      3,506,149
                            ===========    ===========    ============   ===========    ===========    ===========
Cost of investments.......  $21,521,887    $17,807,766    $100,964,811   $18,811,009    $78,018,924    $36,394,795
                            ===========    ===========    ============   ===========    ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      5.40    $     12.50    $      13.56   $      9.43    $     10.29    $      7.59
                            ===========    ===========    ============   ===========    ===========    ===========
    Highest...............  $     20.62    $     17.54    $      39.59   $     11.18    $     25.31    $     10.17
                            ===========    ===========    ============   ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                          MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                           MORGAN STANLEY MORGAN STANLEY     VARIABLE         VARIABLE         VARIABLE         VARIABLE
                              VARIABLE       VARIABLE       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT
                             INVESTMENT     INVESTMENT        SERIES           SERIES           SERIES           SERIES
                               SERIES         SERIES     (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------- -------------- ---------------- ---------------- ---------------- ----------------
                                                            AGGRESSIVE        CAPITAL          DIVIDEND         EUROPEAN
                                                              EQUITY       OPPORTUNITIES        GROWTH           EQUITY
                             STRATEGIST     UTILITIES    (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                           -------------- -------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value.  $128,785,738   $62,829,902     $16,328,634      $61,676,867      $60,772,058      $18,682,069
                            ------------   -----------     -----------      -----------      -----------      -----------
    Total assets..........  $128,785,738   $62,829,902     $16,328,634      $61,676,867      $60,772,058      $18,682,069
                            ============   ===========     ===========      ===========      ===========      ===========
NET ASSETS
Accumulation units........  $126,616,500   $61,806,403     $16,328,634      $61,648,273      $60,716,696      $18,636,130
Contracts in payout
 (annuitization) period...     2,169,238     1,023,499              --           28,594           55,362           45,939
                            ------------   -----------     -----------      -----------      -----------      -----------
    Total net assets......  $128,785,738   $62,829,902     $16,328,634      $61,676,867      $60,772,058      $18,682,069
                            ============   ===========     ===========      ===========      ===========      ===========
FUND SHARE
 INFORMATION
Number of shares..........    10,385,947     7,238,468       1,082,801        1,976,189        4,642,632        1,217,073
                            ============   ===========     ===========      ===========      ===========      ===========
Cost of investments.......  $152,149,903   $94,521,265     $12,176,452      $48,619,327      $61,801,467      $21,096,295
                            ============   ===========     ===========      ===========      ===========      ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      11.26   $      9.03     $      7.96      $      7.58      $      8.39      $      8.55
                            ============   ===========     ===========      ===========      ===========      ===========
    Highest...............  $      48.37   $     33.53     $     17.31      $     15.89      $     11.72      $     15.61
                            ============   ===========     ===========      ===========      ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                         MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                            VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE
                           INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT
                             SERIES           SERIES           SERIES           SERIES           SERIES           SERIES
                        (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                          SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                        ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                             GLOBAL                                                             LIMITED
                        DIVIDEND GROWTH     HIGH YIELD     INCOME BUILDER    INCOME PLUS        DURATION       MONEY MARKET
                        (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                        ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair
 value.................   $29,257,367      $15,525,927      $15,100,285      $144,625,064     $58,968,132      $78,126,161
                          -----------      -----------      -----------      ------------     -----------      -----------
    Total assets.......   $29,257,367      $15,525,927      $15,100,285      $144,625,064     $58,968,132      $78,126,161
                          ===========      ===========      ===========      ============     ===========      ===========
NET ASSETS
Accumulation units.....   $29,244,424      $15,525,927      $15,086,128      $144,486,012     $58,907,302      $78,073,439
Contracts in payout
 (annuitization)
 period................        12,943               --           14,157           139,052          60,830           52,722
                          -----------      -----------      -----------      ------------     -----------      -----------
    Total net assets...   $29,257,367      $15,525,927      $15,100,285      $144,625,064     $58,968,132      $78,126,161
                          ===========      ===========      ===========      ============     ===========      ===========
FUND SHARE
 INFORMATION
Number of shares.......     3,462,410       13,739,759        1,577,877        13,207,768       7,550,337       78,126,161
                          ===========      ===========      ===========      ============     ===========      ===========
Cost of investments....   $42,060,663      $15,813,031      $16,802,241      $137,750,198     $72,096,475      $78,126,161
                          ===========      ===========      ===========      ============     ===========      ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............   $      9.74      $      6.41      $     11.36      $      11.71     $      8.34      $      9.69
                          ===========      ===========      ===========      ============     ===========      ===========
    Highest............   $     12.97      $     15.16      $     13.73      $      15.87     $     10.11      $     11.01
                          ===========      ===========      ===========      ============     ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                         MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                            VARIABLE         VARIABLE         VARIABLE
                           INVESTMENT       INVESTMENT       INVESTMENT    NEUBERGER & BERMAN  OPPENHEIMER   OPPENHEIMER
                             SERIES           SERIES           SERIES           ADVISORS        VARIABLE      VARIABLE
                        (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)  MANAGEMENT TRUST  ACCOUNT FUNDS ACCOUNT FUNDS
                          SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                        ---------------- ---------------- ---------------- ------------------ ------------- -------------
                                                                                                             OPPENHEIMER
                         S&P 500 INDEX      STRATEGIST       UTILITIES                         OPPENHEIMER     CAPITAL
                        (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)    AMT PARTNERS      BALANCED    APPRECIATION
                        ---------------- ---------------- ---------------- ------------------ ------------- -------------
ASSETS
Investments at fair
 value.................   $81,763,295      $58,365,297      $17,354,345         $31,206        $2,103,113    $4,807,912
                          -----------      -----------      -----------         -------        ----------    ----------
    Total assets.......   $81,763,295      $58,365,297      $17,354,345         $31,206        $2,103,113    $4,807,912
                          ===========      ===========      ===========         =======        ==========    ==========
NET ASSETS
Accumulation units.....   $81,751,097      $58,293,719      $17,289,153         $31,206        $1,979,332    $4,807,912
Contracts in payout
 (annuitization)
 period................        12,198           71,578           65,192              --           123,781            --
                          -----------      -----------      -----------         -------        ----------    ----------
    Total net assets...   $81,763,295      $58,365,297      $17,354,345         $31,206        $2,103,113    $4,807,912
                          ===========      ===========      ===========         =======        ==========    ==========
FUND SHARE
 INFORMATION
Number of shares.......     8,111,438        4,725,935        2,008,605           3,181           204,186       130,155
                          ===========      ===========      ===========         =======        ==========    ==========
Cost of investments....   $81,921,992      $67,625,927      $25,682,113         $47,545        $2,790,975    $4,810,538
                          ===========      ===========      ===========         =======        ==========    ==========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............   $      7.08      $     10.76      $      8.17         $ 11.93        $     8.40    $     7.02
                          ===========      ===========      ===========         =======        ==========    ==========
    Highest............   $     12.35      $     14.91      $     16.68         $ 12.53        $    10.78    $    11.28
                          ===========      ===========      ===========         =======        ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------


                            OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER
                             VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                           ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------- ------------- ------------- ------------- ------------- -------------
                                          OPPENHEIMER                               OPPENHEIMER
                            OPPENHEIMER     GLOBAL      OPPENHEIMER   OPPENHEIMER   MAIN STREET   OPPENHEIMER
                             CORE BOND    SECURITIES    HIGH INCOME   MAIN STREET    SMALL CAP    MIDCAP FUND
                           ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value.  $1,637,817    $4,473,103    $  396,050    $2,417,714    $1,876,118     $738,103
                            ----------    ----------    ----------    ----------    ----------     --------
    Total assets..........  $1,637,817    $4,473,103    $  396,050    $2,417,714    $1,876,118     $738,103
                            ==========    ==========    ==========    ==========    ==========     ========
NET ASSETS
Accumulation units........  $1,637,817    $4,468,718    $  396,050    $2,403,454    $1,876,118     $738,103
Contracts in payout
 (annuitization) period...          --         4,385            --        14,260            --           --
                            ----------    ----------    ----------    ----------    ----------     --------
    Total net assets......  $1,637,817    $4,473,103    $  396,050    $2,417,714    $1,876,118     $738,103
                            ==========    ==========    ==========    ==========    ==========     ========
FUND SHARE
 INFORMATION
Number of shares..........     231,657       168,796       200,025       132,988       130,286       20,211
                            ==========    ==========    ==========    ==========    ==========     ========
Cost of investments.......  $2,381,620    $4,496,209    $1,233,974    $2,577,009    $1,728,064     $875,185
                            ==========    ==========    ==========    ==========    ==========     ========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $     8.98    $    11.32    $     3.29    $     7.64    $    16.85     $   3.71
                            ==========    ==========    ==========    ==========    ==========     ========
    Highest...............  $     9.36    $    18.32    $     3.43    $    11.47    $    17.57     $   9.20
                            ==========    ==========    ==========    ==========    ==========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                            OPPENHEIMER      OPPENHEIMER      OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                                             VARIABLE         VARIABLE         VARIABLE        VARIABLE         VARIABLE
                            OPPENHEIMER    ACCOUNT FUNDS    ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS
                              VARIABLE    (SERVICE SHARES  (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES
                           ACCOUNT FUNDS      ("SS"))          ("SS"))          ("SS"))         ("SS"))         ("SS"))
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------- --------------- ----------------- --------------- --------------- ----------------
                                                             OPPENHEIMER                      OPPENHEIMER
                            OPPENHEIMER     OPPENHEIMER        CAPITAL        OPPENHEIMER       GLOBAL        OPPENHEIMER
                           STRATEGIC BOND  BALANCED (SS)  APPRECIATION (SS) CORE BOND (SS)  SECURITIES (SS) HIGH INCOME (SS)
                           -------------- --------------- ----------------- --------------- --------------- ----------------
ASSETS
Investments at fair value.   $3,424,384     $17,990,414      $45,528,451      $36,231,447     $23,816,248     $15,852,017
                             ----------     -----------      -----------      -----------     -----------     -----------
    Total assets..........   $3,424,384     $17,990,414      $45,528,451      $36,231,447     $23,816,248     $15,852,017
                             ==========     ===========      ===========      ===========     ===========     ===========
NET ASSETS
Accumulation units........   $3,424,384     $17,950,693      $45,418,779      $36,217,788     $23,626,827     $15,796,807
Contracts in payout
 (annuitization) period...           --          39,721          109,672           13,659         189,421          55,210
                             ----------     -----------      -----------      -----------     -----------     -----------
    Total net assets......   $3,424,384     $17,990,414      $45,528,451      $36,231,447     $23,816,248     $15,852,017
                             ==========     ===========      ===========      ===========     ===========     ===========
FUND SHARE
 INFORMATION
Number of shares..........      646,110       1,765,497        1,242,589        5,183,326         906,250       7,965,838
                             ==========     ===========      ===========      ===========     ===========     ===========
Cost of investments.......   $3,140,012     $26,250,913      $44,851,753      $50,266,750     $25,496,512     $35,808,327
                             ==========     ===========      ===========      ===========     ===========     ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................   $    14.71     $      9.86      $     11.13      $      6.53     $     16.80     $      3.54
                             ==========     ===========      ===========      ===========     ===========     ===========
    Highest...............   $    16.59     $     10.91      $     12.24      $      7.04     $     18.60     $      3.92
                             ==========     ===========      ===========      ===========     ===========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------


                       OPPENHEIMER     OPPENHEIMER     OPPENHEIMER      OPPENHEIMER
                        VARIABLE        VARIABLE         VARIABLE        VARIABLE
                      ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS        PIMCO             PIMCO
                     (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES      VARIABLE         VARIABLE
                         ("SS"))         ("SS"))         ("SS"))          ("SS"))      INSURANCE TRUST   INSURANCE TRUST
                       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                     --------------- --------------- ---------------- --------------- ------------------ ---------------
                       OPPENHEIMER     OPPENHEIMER                      OPPENHEIMER
                          MAIN         MAIN STREET     OPPENHEIMER       STRATEGIC       FOREIGN BOND
                       STREET (SS)   SMALL CAP (SS)  MIDCAP FUND (SS)    BOND (SS)    (US DOLLAR-HEDGED)  MONEY MARKET
                     --------------- --------------- ---------------- --------------- ------------------ ---------------
ASSETS
Investments at fair
 value..............   $67,248,439     $28,859,918     $10,066,624      $99,442,185         $2,152           $23,834
                       -----------     -----------     -----------      -----------         ------           -------
    Total assets....   $67,248,439     $28,859,918     $10,066,624      $99,442,185         $2,152           $23,834
                       ===========     ===========     ===========      ===========         ======           =======
NET ASSETS
Accumulation
 units..............   $67,145,449     $28,708,816     $10,065,837      $98,686,281         $2,152           $23,834
Contracts in payout
 (annuitization)
 period.............       102,990         151,102             787          755,904             --                --
                       -----------     -----------     -----------      -----------         ------           -------
    Total net
     assets.........   $67,248,439     $28,859,918     $10,066,624      $99,442,185         $2,152           $23,834
                       ===========     ===========     ===========      ===========         ======           =======
FUND SHARE
 INFORMATION
Number of shares....     3,727,741       2,021,003         281,584       18,483,678            223            23,834
                       ===========     ===========     ===========      ===========         ======           =======
Cost of
 investments........   $73,447,918     $30,052,810     $11,827,563      $94,677,839         $2,254           $23,834
                       ===========     ===========     ===========      ===========         ======           =======
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest..........   $     11.51     $     15.46     $     10.19      $     13.49         $13.10           $ 10.56
                       ===========     ===========     ===========      ===========         ======           =======
    Highest.........   $     12.74     $     17.12     $     11.28      $     14.93         $13.10           $ 10.56
                       ===========     ===========     ===========      ===========         ======           =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------


                             PIMCO           PIMCO           PIMCO            PIMCO            PIMCO
                           VARIABLE        VARIABLE         VARIABLE         VARIABLE         VARIABLE         PUTNAM
                        INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST  INSURANCE TRUST  INSURANCE TRUST  VARIABLE TRUST
                          SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                        --------------- --------------- ---------------- ---------------- ---------------- --------------
                                           PIMCO VIT       PIMCO VIT
                                           COMMODITY        EMERGING        PIMCO VIT        PIMCO VIT      VT AMERICAN
                          PIMCO TOTAL     REALRETURN      MARKETS BOND     REAL RETURN      TOTAL RETURN     GOVERNMENT
                            RETURN         STRATEGY     (ADVISOR SHARES) (ADVISOR SHARES) (ADVISOR SHARES)     INCOME
                        --------------- --------------- ---------------- ---------------- ---------------- --------------
ASSETS
Investments at fair
 value.................     $1,150        $3,951,625       $1,467,668       $9,720,910      $33,411,430     $43,436,158
                            ------        ----------       ----------       ----------      -----------     -----------
    Total assets.......     $1,150        $3,951,625       $1,467,668       $9,720,910      $33,411,430     $43,436,158
                            ======        ==========       ==========       ==========      ===========     ===========
NET ASSETS
Accumulation units.....     $1,150        $3,951,625       $1,467,668       $9,720,910      $33,411,430     $42,957,399
Contracts in payout
 (annuitization)
 period................         --                --               --               --               --         478,759
                            ------        ----------       ----------       ----------      -----------     -----------
    Total net assets...     $1,150        $3,951,625       $1,467,668       $9,720,910      $33,411,430     $43,436,158
                            ======        ==========       ==========       ==========      ===========     ===========
FUND SHARE
 INFORMATION
Number of shares.......        106           457,364          115,747          781,424        3,087,932       3,336,110
                            ======        ==========       ==========       ==========      ===========     ===========
Cost of investments....     $1,108        $4,871,370       $1,451,958       $9,654,240      $32,391,333     $38,811,630
                            ======        ==========       ==========       ==========      ===========     ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............     $14.70        $     8.53       $    11.57       $    11.29      $     12.27     $      8.66
                            ======        ==========       ==========       ==========      ===========     ===========
    Highest............     $14.70        $     8.96       $    12.15       $    11.85      $     12.88     $     17.28
                            ======        ==========       ==========       ==========      ===========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------


                               PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                           VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                                        VT THE GEORGE        VT
                             VT CAPITAL   VT DIVERSIFIED   VT EQUITY     PUTNAM FUND    GLOBAL ASSET    VT GLOBAL
                           OPPORTUNITIES      INCOME         INCOME       OF BOSTON      ALLOCATION       EQUITY
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.   $4,415,151    $45,808,781    $103,260,552   $ 81,675,932   $32,862,698    $25,104,499
                             ----------    -----------    ------------   ------------   -----------    -----------
    Total assets..........   $4,415,151    $45,808,781    $103,260,552   $ 81,675,932   $32,862,698    $25,104,499
                             ==========    ===========    ============   ============   ===========    ===========
NET ASSETS
Accumulation units........   $4,415,151    $45,628,877    $103,033,454   $ 81,400,440   $32,833,458    $25,057,243
Contracts in payout
 (annuitization) period...           --        179,904         227,098        275,492        29,240         47,256
                             ----------    -----------    ------------   ------------   -----------    -----------
    Total net assets......   $4,415,151    $45,808,781    $103,260,552   $ 81,675,932   $32,862,698    $25,104,499
                             ==========    ===========    ============   ============   ===========    ===========
FUND SHARE
 INFORMATION
Number of shares..........      347,650      5,655,405       8,491,822     11,993,529     2,395,240      2,495,477
                             ==========    ===========    ============   ============   ===========    ===========
Cost of investments.......   $4,887,293    $46,776,881    $ 84,062,743   $120,817,914   $34,301,029    $37,239,891
                             ==========    ===========    ============   ============   ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................   $    11.52    $     11.40    $       7.70   $       8.71   $      9.52    $      4.87
                             ==========    ===========    ============   ============   ===========    ===========
    Highest...............   $    15.82    $     16.54    $      14.62   $      10.66   $     14.15    $     10.88
                             ==========    ===========    ============   ============   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                               PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                           VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                                 VT             VT
                               GLOBAL         GLOBAL     VT GROWTH AND    VT GROWTH
                            HEALTH CARE     UTILITIES        INCOME     OPPORTUNITIES  VT HIGH YIELD    VT INCOME
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $35,954,634    $22,485,636    $200,606,533   $11,749,862    $59,792,934    $137,452,521
                            -----------    -----------    ------------   -----------    -----------    ------------
    Total assets..........  $35,954,634    $22,485,636    $200,606,533   $11,749,862    $59,792,934    $137,452,521
                            ===========    ===========    ============   ===========    ===========    ============
NET ASSETS
Accumulation units........  $35,938,788    $22,477,518    $200,201,423   $11,706,956    $59,668,988    $136,826,527
Contracts in payout
 (annuitization) period...       15,846          8,118         405,110        42,906        123,946         625,994
                            -----------    -----------    ------------   -----------    -----------    ------------
    Total net assets......  $35,954,634    $22,485,636    $200,606,533   $11,749,862    $59,792,934    $137,452,521
                            ===========    ===========    ============   ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........    2,956,796      1,676,781      13,931,009     2,447,888      9,059,536      11,175,002
                            ===========    ===========    ============   ===========    ===========    ============
Cost of investments.......  $34,317,471    $23,820,995    $296,659,503   $14,797,504    $62,651,795    $135,133,126
                            ===========    ===========    ============   ===========    ===========    ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      9.73    $     10.19    $       8.15   $      3.80    $     11.19    $      11.09
                            ===========    ===========    ============   ===========    ===========    ============
    Highest...............  $     13.62    $     19.64    $      12.74   $     11.19    $     17.86    $      15.69
                            ===========    ===========    ============   ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                               PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                           VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                VT             VT
                                 VT       INTERNATIONAL  INTERNATIONAL
                           INTERNATIONAL    GROWTH AND        NEW                            VT             VT
                               EQUITY         INCOME     OPPORTUNITIES   VT INVESTORS  MID CAP VALUE   MONEY MARKET
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $149,649,228   $28,222,089    $22,561,674    $71,149,717    $ 8,017,571    $142,435,735
                            ------------   -----------    -----------    -----------    -----------    ------------
    Total assets..........  $149,649,228   $28,222,089    $22,561,674    $71,149,717    $ 8,017,571    $142,435,735
                            ============   ===========    ===========    ===========    ===========    ============
NET ASSETS
Accumulation units........  $149,424,522   $28,178,188    $22,553,918    $70,995,689    $ 8,014,067    $141,767,912
Contracts in payout
 (annuitization) period...       224,706        43,901          7,756        154,028          3,504         667,823
                            ------------   -----------    -----------    -----------    -----------    ------------
    Total net assets......  $149,649,228   $28,222,089    $22,561,674    $71,149,717    $ 8,017,571    $142,435,735
                            ============   ===========    ===========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........    13,506,248     3,132,307      1,427,954      7,923,131        770,180     142,435,735
                            ============   ===========    ===========    ===========    ===========    ============
Cost of investments.......  $206,776,200   $41,263,857    $20,790,720    $89,170,999    $10,565,025    $142,435,735
                            ============   ===========    ===========    ===========    ===========    ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $       7.68   $      9.90    $      5.84    $      5.24    $     10.95    $       9.61
                            ============   ===========    ===========    ===========    ===========    ============
    Highest...............  $      15.70   $     14.67    $     12.27    $     12.66    $     14.77    $      12.05
                            ============   ===========    ===========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                                      THE UNIVERSAL
                               PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM     INSTITUTIONAL
                           VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST  FUNDS, INC.
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                               VT NEW                     VT SMALL CAP                                VAN KAMPEN UIF
                           OPPORTUNITIES   VT RESEARCH       VALUE         VT VISTA      VT VOYAGER   CAPITAL GROWTH
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $57,927,255    $35,684,218    $55,215,629    $47,351,082    $161,418,353   $30,116,187
                            -----------    -----------    -----------    -----------    ------------   -----------
    Total assets..........  $57,927,255    $35,684,218    $55,215,629    $47,351,082    $161,418,353   $30,116,187
                            ===========    ===========    ===========    ===========    ============   ===========
NET ASSETS
Accumulation units........  $57,755,443    $35,597,902    $55,159,896    $47,281,533    $161,078,641   $30,070,890
Contracts in payout
 (annuitization) period...      171,812         86,316         55,733         69,549         339,712        45,297
                            -----------    -----------    -----------    -----------    ------------   -----------
    Total net assets......  $57,927,255    $35,684,218    $55,215,629    $47,351,082    $161,418,353   $30,116,187
                            ===========    ===========    ===========    ===========    ============   ===========
FUND SHARE
 INFORMATION
Number of shares..........    3,391,525      3,395,263      5,033,330      4,106,772       4,982,048     1,785,192
                            ===========    ===========    ===========    ===========    ============   ===========
Cost of investments.......  $84,089,762    $40,780,405    $77,314,124    $52,934,545    $182,445,066   $26,778,416
                            ===========    ===========    ===========    ===========    ============   ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      4.07    $      6.45    $     10.28    $      4.70    $       6.01   $      7.04
                            ===========    ===========    ===========    ===========    ============   ===========
    Highest...............  $     14.16    $     12.61    $     19.72    $     13.89    $      14.71   $     13.10
                            ===========    ===========    ===========    ===========    ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                           THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL  THE UNIVERSAL
                           INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL
                            FUNDS, INC.   FUNDS, INC.    FUNDS, INC.   FUNDS, INC.    FUNDS, INC.    FUNDS, INC.
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------- -------------- ------------- -------------- -------------- --------------
                            VAN KAMPEN
                             UIF CORE      VAN KAMPEN    VAN KAMPEN                  VAN KAMPEN UIF
                            PLUS FIXED    UIF EMERGING   UIF GLOBAL     VAN KAMPEN   INTERNATIONAL  VAN KAMPEN UIF
                              INCOME     MARKETS EQUITY VALUE EQUITY  UIF HIGH YIELD     MAGNUM     MID CAP GROWTH
                           ------------- -------------- ------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $1,237,293    $36,844,786      $19,150        $5,844      $19,324,129    $21,180,487
                            ----------    -----------      -------        ------      -----------    -----------
    Total assets..........  $1,237,293    $36,844,786      $19,150        $5,844      $19,324,129    $21,180,487
                            ==========    ===========      =======        ======      ===========    ===========
NET ASSETS
Accumulation units........  $1,237,293    $36,736,969      $19,150        $5,844      $19,258,745    $21,138,175
Contracts in payout
 (annuitization) period...          --        107,817           --            --           65,384         42,312
                            ----------    -----------      -------        ------      -----------    -----------
    Total net assets......  $1,237,293    $36,844,786      $19,150        $5,844      $19,324,129    $21,180,487
                            ==========    ===========      =======        ======      ===========    ===========
FUND SHARE
 INFORMATION
Number of shares..........     124,601      2,832,036        2,645           496        2,193,431      2,312,280
                            ==========    ===========      =======        ======      ===========    ===========
Cost of investments.......  $1,327,560    $37,062,051      $30,754        $3,802      $24,321,257    $22,484,672
                            ==========    ===========      =======        ======      ===========    ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest................  $    11.03    $     16.07      $  9.22        $14.83      $      8.97    $     14.24
                            ==========    ===========      =======        ======      ===========    ===========
    Highest...............  $    14.07    $     27.64      $ 11.47        $14.83      $     13.01    $     17.48
                            ==========    ===========      =======        ======      ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                        THE UNIVERSAL THE UNIVERSAL
                           THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL   THE UNIVERSAL    INSTITUTIONAL INSTITUTIONAL
                           INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL   INSTITUTIONAL     FUNDS, INC.   FUNDS, INC.
                            FUNDS, INC.   FUNDS, INC.   FUNDS, INC.  FUNDS, INC. (CLASS  (CLASS II)     (CLASS II)
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   II) SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------- ------------- ------------- ------------------ ------------- --------------
                            VAN KAMPEN                                                   VAN KAMPEN     VAN KAMPEN
                             UIF U.S.     VAN KAMPEN                   VAN KAMPEN UIF   UIF EMERGING   UIF EMERGING
                              MID CAP      UIF U.S.     VAN KAMPEN     CAPITAL GROWTH   MARKETS DEBT  MARKETS EQUITY
                               VALUE      REAL ESTATE    UIF VALUE       (CLASS II)      (CLASS II)     (CLASS II)
                           ------------- ------------- ------------- ------------------ ------------- --------------
ASSETS
Investments at fair value.  $60,411,326   $23,486,665    $ 74,168       $10,007,807      $22,074,847   $18,635,039
                            -----------   -----------    --------       -----------      -----------   -----------
    Total assets..........  $60,411,326   $23,486,665    $ 74,168       $10,007,807      $22,074,847   $18,635,039
                            ===========   ===========    ========       ===========      ===========   ===========
NET ASSETS
Accumulation units........  $60,271,488   $23,444,291    $ 74,168       $10,007,633      $21,980,180   $18,634,051
Contracts in payout
 (annuitization) period...      139,838        42,374          --               174           94,667           988
                            -----------   -----------    --------       -----------      -----------   -----------
    Total net assets......  $60,411,326   $23,486,665    $ 74,168       $10,007,807      $22,074,847   $18,635,039
                            ===========   ===========    ========       ===========      ===========   ===========
FUND SHARE
 INFORMATION
Number of shares..........    5,720,769     2,313,957       8,777           601,792        2,863,145     1,435,673
                            ===========   ===========    ========       ===========      ===========   ===========
Cost of investments.......  $78,873,676   $33,440,901    $100,614       $ 8,211,528      $23,462,300   $20,238,496
                            ===========   ===========    ========       ===========      ===========   ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $     10.83   $     15.32    $  10.10       $     11.34      $     15.43   $     29.46
                            ===========   ===========    ========       ===========      ===========   ===========
    Highest...............  $     17.43   $     26.22    $  13.47       $     14.20      $     20.79   $     32.18
                            ===========   ===========    ========       ===========      ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                           THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                           INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                            FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                             (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)     (CLASS II)
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- ------------- ------------- ------------- -------------- --------------
                                                         VAN KAMPEN
                             VAN KAMPEN    VAN KAMPEN     UIF INT'L    VAN KAMPEN   VAN KAMPEN UIF VAN KAMPEN UIF
                           UIF EQUITY AND  UIF GLOBAL      GROWTH      UIF MID CAP  SMALL COMPANY   U.S. MID CAP
                               INCOME       FRANCHISE      EQUITY        GROWTH         GROWTH         VALUE
                             (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)     (CLASS II)
                           -------------- ------------- ------------- ------------- -------------- --------------
ASSETS
Investments at fair value.  $50,480,301    $74,017,302   $4,036,403    $34,343,482   $14,681,958    $46,473,474
                            -----------    -----------   ----------    -----------   -----------    -----------
    Total assets..........  $50,480,301    $74,017,302   $4,036,403    $34,343,482   $14,681,958    $46,473,474
                            ===========    ===========   ==========    ===========   ===========    ===========
NET ASSETS
Accumulation units........  $50,223,608    $73,585,548   $4,036,403    $34,323,571   $14,634,012    $46,400,902
Contracts in payout
 (annuitization) period...      256,693        431,754           --         19,911        47,946         72,572
                            -----------    -----------   ----------    -----------   -----------    -----------
    Total net assets......  $50,480,301    $74,017,302   $4,036,403    $34,343,482   $14,681,958    $46,473,474
                            ===========    ===========   ==========    ===========   ===========    ===========
FUND SHARE
 INFORMATION
Number of shares..........    3,943,774      5,620,144      479,383      3,782,322     1,101,422      4,426,045
                            ===========    ===========   ==========    ===========   ===========    ===========
Cost of investments.......  $52,180,941    $81,361,451   $4,399,310    $39,361,043   $15,482,782    $63,796,086
                            ===========    ===========   ==========    ===========   ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $     11.24    $     13.17   $     7.92    $      9.23   $     15.47    $     11.63
                            ===========    ===========   ==========    ===========   ===========    ===========
    Highest...............  $     14.19    $     17.57   $     8.31    $     19.36   $     17.02    $     16.88
                            ===========    ===========   ==========    ===========   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                  VAN KAMPEN    VAN KAMPEN
                           THE UNIVERSAL   VAN KAMPEN   VAN KAMPEN  VAN KAMPEN       LIFE          LIFE
                           INSTITUTIONAL      LIFE         LIFE        LIFE       INVESTMENT    INVESTMENT
                            FUNDS, INC.    INVESTMENT   INVESTMENT  INVESTMENT      TRUST         TRUST
                            (CLASS II)       TRUST         TRUST       TRUST      (CLASS II)    (CLASS II)
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ------------- -------------- ----------- ----------- -------------- ------------
                            VAN KAMPEN
                             UIF U.S.                                                LIT
                            REAL ESTATE       LIT           LIT         LIT     CAPITAL GROWTH LIT COMSTOCK
                            (CLASS II)   CAPITAL GROWTH  COMSTOCK   GOVERNMENT    (CLASS II)    (CLASS II)
                           ------------- -------------- ----------- ----------- -------------- ------------
ASSETS
Investments at fair value.  $51,314,158   $26,375,811   $40,418,291  $901,736    $36,583,935   $162,469,630
                            -----------   -----------   -----------  --------    -----------   ------------
    Total assets..........  $51,314,158   $26,375,811   $40,418,291  $901,736    $36,583,935   $162,469,630
                            ===========   ===========   ===========  ========    ===========   ============
NET ASSETS
Accumulation units........  $51,107,500   $26,259,496   $40,294,321  $901,736    $36,505,626   $162,284,356
Contracts in payout
 (annuitization) period...      206,658       116,315       123,970        --         78,309        185,274
                            -----------   -----------   -----------  --------    -----------   ------------
    Total net assets......  $51,314,158   $26,375,811   $40,418,291  $901,736    $36,583,935   $162,469,630
                            ===========   ===========   ===========  ========    ===========   ============
FUND SHARE
 INFORMATION
Number of shares..........    5,075,584       929,708     3,997,853   102,821      1,306,103     16,086,102
                            ===========   ===========   ===========  ========    ===========   ============
Cost of investments.......  $74,490,420   $31,108,440   $47,417,784  $940,623    $32,761,805   $189,542,344
                            ===========   ===========   ===========  ========    ===========   ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $     15.59   $      4.48   $     10.46  $  11.83    $      6.91   $       9.56
                            ===========   ===========   ===========  ========    ===========   ============
    Highest...............  $     19.45   $     13.17   $     13.32  $  12.20    $     12.72   $      13.23
                            ===========   ===========   ===========  ========    ===========   ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                   VAN KAMPEN   VAN KAMPEN
                                                      LIFE         LIFE
                                                   INVESTMENT   INVESTMENT
                                                     TRUST         TRUST
                                                   (CLASS II)   (CLASS II)
                                                  SUB-ACCOUNT   SUB-ACCOUNT
                                                 -------------- -----------
                                                 LIT GROWTH AND LIT MID CAP
                                                     INCOME       GROWTH
                                                   (CLASS II)   (CLASS II)
                                                 -------------- -----------
     ASSETS
     Investments at fair value..................  $ 92,401,716  $12,940,813
                                                  ------------  -----------
         Total assets...........................  $ 92,401,716  $12,940,813
                                                  ============  ===========
     NET ASSETS
     Accumulation units.........................  $ 92,179,850  $12,925,625
     Contracts in payout (annuitization) period.       221,866       15,188
                                                  ------------  -----------
         Total net assets.......................  $ 92,401,716  $12,940,813
                                                  ============  ===========
     FUND SHARE INFORMATION
     Number of shares...........................     5,637,689    4,056,681
                                                  ============  ===========
     Cost of investments........................  $100,317,072  $16,678,165
                                                  ============  ===========
     ACCUMULATION UNIT FAIR VALUE
         Lowest.................................  $      13.02  $     10.99
                                                  ============  ===========
         Highest................................  $      15.57  $     15.58
                                                  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                  AST                                             AST         AST
                                               ACADEMIC                   AST         AST      ALLIANCE    AMERICAN
                                              STRATEGIES      AST     AGGRESSIVE   ALLIANCE    BERNSTEIN    CENTURY
                                                 ASSET     ADVANCED      ASSET     BERNSTEIN   GROWTH &    INCOME &
                                              ALLOCATION  STRATEGIES  ALLOCATION  CORE VALUE    INCOME      GROWTH
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends.................................... $  146,836   $  54,588   $  1,342     $  954     $    436     $  258
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (93,617)    (25,548)    (1,282)      (239)        (218)      (125)
    Administrative expense...................     (8,947)     (2,605)      (138)       (34)         (24)       (14)
                                              ----------   ---------   --------     ------     --------     ------
    Net investment income (loss).............     44,272      26,435        (78)       681          194        119
                                              ----------   ---------   --------     ------     --------     ------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................  2,661,663     723,264     31,201      1,146       15,412      7,712
    Cost of investments sold.................  3,268,951     823,780     43,698      1,915       33,008      8,691
                                              ----------   ---------   --------     ------     --------     ------
       Realized gains (losses) on fund
        shares...............................   (607,288)   (100,516)   (12,497)      (769)     (17,596)      (979)
Realized gain distributions..................         --          --         --         --           --         --
                                              ----------   ---------   --------     ------     --------     ------
    Net realized gains (losses)..............   (607,288)   (100,516)   (12,497)      (769)     (17,596)      (979)
Change in unrealized gains (losses)..........  1,664,740     463,192     34,096      4,694       17,574      1,997
                                              ----------   ---------   --------     ------     --------     ------
    Net realized and unrealized gains
     (losses) on investments.................  1,057,452     362,676     21,599      3,925          (22)     1,018
                                              ----------   ---------   --------     ------     --------     ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS...................... $1,101,724   $ 389,111   $ 21,521     $4,606     $    172     $1,137
                                              ==========   =========   ========     ======     ========     ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT PUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                                                                  AST         AST
                                                  AST         AST         AST         AST       CAPITAL       CLS
                                               BALANCED      BOND        BOND        BOND       GROWTH      GROWTH
                                                 ASSET     PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET       ASSET
                                              ALLOCATION     2018        2019      2020 (A)   ALLOCATION  ALLOCATION
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends.................................... $   95,364   $   3,181   $  1,136     $   --    $   96,131    $   846
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (81,593)    (16,567)    (4,922)        (9)      (73,097)    (1,615)
    Administrative expense...................     (9,120)     (1,768)      (464)        (1)       (7,203)      (210)
                                              ----------   ---------   --------     ------    ----------    -------
    Net investment income (loss).............      4,651     (15,154)    (4,250)       (10)       15,831       (979)
                                              ----------   ---------   --------     ------    ----------    -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................  2,720,844     899,085    473,198      1,688     2,573,714     70,919
    Cost of investments sold.................  2,998,892     863,873    470,788      1,711     2,969,969     73,072
                                              ----------   ---------   --------     ------    ----------    -------
       Realized gains (losses) on fund
        shares...............................   (278,048)     35,212      2,410        (23)     (396,255)    (2,153)
Realized gain distributions..................         --      32,585        292         --            --         --
                                              ----------   ---------   --------     ------    ----------    -------
    Net realized gains (losses)..............   (278,048)     67,797      2,702        (23)     (396,255)    (2,153)
Change in unrealized gains (losses)..........  1,459,784    (132,716)    (9,053)       (90)    1,368,203     44,689
                                              ----------   ---------   --------     ------    ----------    -------
    Net realized and unrealized gains
     (losses) on investments.................  1,181,736     (64,919)    (6,351)      (113)      971,948     42,536
                                              ----------   ---------   --------     ------    ----------    -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS...................... $1,186,387   $ (80,073)  $(10,601)    $ (123)   $  987,779    $41,557
                                              ==========   =========   ========     ======    ==========    =======

--------
(a)For the period beginning January 2, 2009 and ended December 31, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED     ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES       SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- ------------
                                                  AST                                                         AST
                                                  CLS         AST         AST         AST         AST     FIRST TRUST
                                               MODERATE     COHEN &      DEAM      FEDERATED  FIRST TRUST   CAPITAL
                                                 ASSET      STEERS     LARGE-CAP  AGGRESSIVE   BALANCED   APPRECIATION
                                              ALLOCATION    REALTY       VALUE      GROWTH      TARGET       TARGET
                                              ----------- ----------- ----------- ----------- ----------- ------------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $  4,717     $  760      $  133      $    27   $   83,634   $  188,198
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............   (18,042)      (351)       (165)        (144)     (31,377)    (125,651)
    Administrative expense...................    (1,894)       (37)        (21)         (18)      (3,221)     (11,536)
                                               --------     ------      ------      -------   ----------   ----------
    Net investment income (loss).............   (15,219)       372         (53)        (135)      49,036       51,011
                                               --------     ------      ------      -------   ----------   ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   340,336      1,815       2,207        6,258    1,593,314    4,179,040
    Cost of investments sold.................   346,776      2,598       2,313        8,186    1,758,233    4,848,322
                                               --------     ------      ------      -------   ----------   ----------
       Realized gains (losses) on fund
        shares...............................    (6,440)      (783)       (106)      (1,928)    (164,919)    (669,282)
Realized gain distributions..................        --         --          --           --           --           --
                                               --------     ------      ------      -------   ----------   ----------
    Net realized gains (losses)..............    (6,440)      (783)       (106)      (1,928)    (164,919)    (669,282)
Change in unrealized gains (losses)..........   296,362      8,470       2,578        5,219      539,924    2,078,860
                                               --------     ------      ------      -------   ----------   ----------
    Net realized and unrealized gains
     (losses) on investments.................   289,922      7,687       2,472        3,291      375,005    1,409,578
                                               --------     ------      ------      -------   ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $274,703     $8,059      $2,419      $ 3,156   $  424,041   $1,460,589
                                               ========     ======      ======      =======   ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                ADVANCED     ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                 SERIES       SERIES       SERIES      SERIES      SERIES      SERIES
                                                  TRUST        TRUST       TRUST        TRUST       TRUST       TRUST
                                               SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ------------- ----------- ------------ ----------- ----------- -----------
                                                                            AST          AST         AST
                                                   AST                    GOLDMAN      GOLDMAN     GOLDMAN
                                                  FOCUS         AST        SACHS        SACHS       SACHS
                                                FOUR PLUS     GLOBAL    CONCENTRATED   MID-CAP    SMALL-CAP      AST
                                              PORTFOLIO (B) REAL ESTATE    GROWTH      GROWTH       VALUE    HIGH YIELD
                                              ------------- ----------- ------------ ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................    $    12       $ 39       $    --      $    --      $ 30       $ 2,524
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............       (197)       (13)         (449)        (473)      (22)         (507)
    Administrative expense...................        (24)        (2)          (61)         (65)       (3)          (73)
                                                 -------       ----       -------      -------      ----       -------
    Net investment income (loss).............       (209)        24          (510)        (538)        5         1,944
                                                 -------       ----       -------      -------      ----       -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................     37,536        434         8,905        3,865        26        34,000
    Cost of investments sold.................     33,385        300         9,511        7,044        34        31,688
                                                 -------       ----       -------      -------      ----       -------
       Realized gains (losses) on fund
        shares...............................      4,151        134          (606)      (3,179)       (8)        2,312
Realized gain distributions..................         --         --            --           --        --            --
                                                 -------       ----       -------      -------      ----       -------
    Net realized gains (losses)..............      4,151        134          (606)      (3,179)       (8)        2,312
Change in unrealized gains (losses)..........       (422)       476        17,903       22,626       534        11,002
                                                 -------       ----       -------      -------      ----       -------
    Net realized and unrealized gains
     (losses) on investments.................      3,729        610        17,297       19,447       526        13,314
                                                 -------       ----       -------      -------      ----       -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................    $ 3,520       $634       $16,787      $18,909      $531       $15,258
                                                 =======       ====       =======      =======      ====       =======

--------
(b)For the period beginning January 1, 2009 and ended November 13, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED     ADVANCED      ADVANCED     ADVANCED      ADVANCED
                                                SERIES      SERIES       SERIES        SERIES       SERIES        SERIES
                                                 TRUST       TRUST        TRUST         TRUST        TRUST         TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                              ----------- ----------- ------------- ------------- -----------  -------------
                                                  AST         AST
                                                HORIZON     HORIZON                                   AST           AST
                                                GROWTH     MODERATE        AST           AST      INVESTMENT     JPMORGAN
                                                 ASSET       ASSET    INTERNATIONAL INTERNATIONAL    GRADE     INTERNATIONAL
                                              ALLOCATION  ALLOCATION     GROWTH         VALUE        BOND         EQUITY
                                              ----------- ----------- ------------- ------------- -----------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $   432    $    965     $  1,273       $ 1,710    $   144,544    $  1,364
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (1,440)     (4,572)        (750)         (797)      (141,802)       (385)
    Administrative expense...................      (166)       (546)        (101)         (106)       (16,235)        (50)
                                                -------    --------     --------       -------    -----------    --------
    Net investment income (loss).............    (1,174)     (4,153)         422           807        (13,493)        929
                                                -------    --------     --------       -------    -----------    --------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    79,882     185,289       16,126         7,837     19,662,592      17,926
    Cost of investments sold.................    80,976     187,516       31,149        16,286     18,315,422      34,981
                                                -------    --------     --------       -------    -----------    --------
       Realized gains (losses) on fund
        shares...............................    (1,094)     (2,227)     (15,023)       (8,449)     1,347,170     (17,055)
Realized gain distributions..................        --          --           --            --        166,487          --
                                                -------    --------     --------       -------    -----------    --------
    Net realized gains (losses)..............    (1,094)     (2,227)     (15,023)       (8,449)     1,513,657     (17,055)
Change in unrealized gains (losses)..........    25,182      75,973       34,197        24,730       (434,599)     22,548
                                                -------    --------     --------       -------    -----------    --------
    Net realized and unrealized gains
     (losses) on investments.................    24,088      73,746       19,174        16,281      1,079,058       5,493
                                                -------    --------     --------       -------    -----------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $22,914    $ 69,593     $ 19,596       $17,088    $ 1,065,565    $  6,422
                                                =======    ========     ========       =======    ===========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                              AST         AST
                                                  AST     LORD ABBETT   MARSICO       AST         AST         AST
                                               LARGE-CAP     BOND-      CAPITAL   MFS GLOBAL      MFS       MID-CAP
                                                 VALUE     DEBENTURE    GROWTH      EQUITY      GROWTH       VALUE
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $  186      $ 2,464     $   417    $  1,950     $   23      $  255
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............      (85)        (394)       (558)       (811)      (117)       (188)
    Administrative expense...................       (9)         (58)        (71)       (102)       (18)        (25)
                                                ------      -------     -------    --------     ------      ------
    Net investment income (loss).............       92        2,012        (212)      1,037       (112)         42
                                                ------      -------     -------    --------     ------      ------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................      108        1,747       1,219      62,868        565         231
    Cost of investments sold.................      214        2,054       1,865      80,238        617         250
                                                ------      -------     -------    --------     ------      ------
       Realized gains (losses) on fund
        shares...............................     (106)        (307)       (646)    (17,370)       (52)        (19)
Realized gain distributions..................       --           --          --          --         --          --
                                                ------      -------     -------    --------     ------      ------
    Net realized gains (losses)..............     (106)        (307)       (646)    (17,370)       (52)        (19)
Change in unrealized gains (losses)..........    1,146        9,248      12,968      33,612      3,015       5,465
                                                ------      -------     -------    --------     ------      ------
    Net realized and unrealized gains
     (losses) on investments.................    1,040        8,941      12,322      16,242      2,963       5,446
                                                ------      -------     -------    --------     ------      ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $1,132      $10,953     $12,110    $ 17,279     $2,851      $5,488
                                                ======      =======     =======    ========     ======      ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                              AST                                 AST
                                                           NEUBERGER      AST         AST       NIEMANN       AST
                                                           BERMAN /    NEUBERGER   NEUBERGER    CAPITAL   PARAMETRIC
                                                  AST         LSV       BERMAN      BERMAN      GROWTH     EMERGING
                                                 MONEY      MID-CAP     MID-CAP    SMALL-CAP     ASSET      MARKETS
                                                MARKET       VALUE      GROWTH      GROWTH    ALLOCATION    EQUITY
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends.................................... $    3,071    $   644     $   --      $   --     $    833     $   161
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (15,957)      (348)      (284)        (69)      (2,398)       (255)
    Administrative expense...................     (1,926)       (44)       (40)         (9)        (270)        (31)
                                              ----------    -------     ------      ------     --------     -------
    Net investment income (loss).............    (14,812)       252       (324)        (78)      (1,835)       (125)
                                              ----------    -------     ------      ------     --------     -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................  1,528,696      7,668      3,371       1,085      153,400      10,955
    Cost of investments sold.................  1,528,696     10,476      3,839       1,609      150,839       8,688
                                              ----------    -------     ------      ------     --------     -------
       Realized gains (losses) on fund
        shares...............................         --     (2,808)      (468)       (524)       2,561       2,267
Realized gain distributions..................         --         --         --          --           --          --
                                              ----------    -------     ------      ------     --------     -------
    Net realized gains (losses)..............         --     (2,808)      (468)       (524)       2,561       2,267
Change in unrealized gains (losses)..........         --     12,710      7,624       1,806       36,803       7,579
                                              ----------    -------     ------      ------     --------     -------
    Net realized and unrealized gains
     (losses) on investments.................         --      9,902      7,156       1,282       39,364       9,846
                                              ----------    -------     ------      ------     --------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS...................... $  (14,812)   $10,154     $6,832      $1,204     $ 37,529     $ 9,721
                                              ==========    =======     ======      ======     ========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED     ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES       SERIES       SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST        TRUST        TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ------------ ------------ ----------- ----------- -----------
                                                  AST                                               AST
                                                 PIMCO        AST          AST          AST      SCHRODERS
                                                LIMITED      PIMCO     PRESERVATION   QMA US    MULTI-ASSET     AST
                                               MATURITY   TOTAL RETURN    ASSET       EQUITY       WORLD     SMALL-CAP
                                                 BOND         BOND      ALLOCATION     ALPHA    STRATEGIES    GROWTH
                                              ----------- ------------ ------------ ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $  8,292     $  8,042    $   97,823   $  1,454    $ 10,312     $    1
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (1,860)      (2,322)     (100,506)      (667)     (9,141)       (17)
    Administrative expense...................      (243)        (269)      (10,956)       (81)       (914)        (2)
                                               --------     --------    ----------   --------    --------     ------
    Net investment income (loss).............     6,189        5,451       (13,639)       706         257        (18)
                                               --------     --------    ----------   --------    --------     ------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   102,652      154,054     3,263,178     60,330     419,268      1,168
    Cost of investments sold.................   101,710      161,068     3,302,183     76,273     416,382      1,208
                                               --------     --------    ----------   --------    --------     ------
       Realized gains (losses) on fund
        shares...............................       942       (7,014)      (39,005)   (15,943)      2,886        (40)
Realized gain distributions..................    11,319       13,307            --         --          --         --
                                               --------     --------    ----------   --------    --------     ------
    Net realized gains (losses)..............    12,261        6,293       (39,005)   (15,943)      2,886        (40)
Change in unrealized gains (losses)..........    (5,162)      12,621     1,391,623     23,979     158,744        535
                                               --------     --------    ----------   --------    --------     ------
    Net realized and unrealized gains
     (losses) on investments.................     7,099       18,914     1,352,618      8,036     161,630        495
                                               --------     --------    ----------   --------    --------     ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $ 13,288     $ 24,365    $1,338,979   $  8,742    $161,887     $  477
                                               ========     ========    ==========   ========    ========     ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                           ADVANCED     ADVANCED      ADVANCED      ADVANCED      ADVANCED     ADVANCED
                                            SERIES       SERIES        SERIES        SERIES        SERIES       SERIES
                                             TRUST        TRUST         TRUST         TRUST         TRUST        TRUST
                                          SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                          ----------- ------------- ------------- ------------- ------------- -----------
                                                           AST                         AST           AST
                                              AST     T. ROWE PRICE      AST      T. ROWE PRICE T. ROWE PRICE     AST
                                           SMALL-CAP      ASSET     T. ROWE PRICE   LARGE-CAP      NATURAL    UBS DYNAMIC
                                             VALUE     ALLOCATION    GLOBAL BOND     GROWTH       RESOURCES      ALPHA
                                          ----------- ------------- ------------- ------------- ------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $    347    $   95,095      $5,750        $    --      $  1,544    $   23,879
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........      (270)      (59,994)       (990)          (324)       (1,338)      (38,815)
    Administrative expense...............       (33)       (6,087)       (124)           (40)         (157)       (4,000)
                                           --------    ----------      ------        -------      --------    ----------
    Net investment income (loss).........        44        29,014       4,636           (364)           49       (18,936)
                                           --------    ----------      ------        -------      --------    ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    14,306     1,506,224       6,586          3,558        30,715     2,001,004
    Cost of investments sold.............    25,117     1,741,558       6,959          5,559        46,079     2,119,144
                                           --------    ----------      ------        -------      --------    ----------
       Realized gains (losses) on
        fund shares......................   (10,811)     (235,334)       (373)        (2,001)      (15,364)     (118,140)
Realized gain distributions..............        --            --       3,891             --        33,221       202,086
                                           --------    ----------      ------        -------      --------    ----------
    Net realized gains (losses)..........   (10,811)     (235,334)      3,518         (2,001)       17,857        83,946
Change in unrealized gains (losses)......    13,916     1,028,477          67         13,004        22,540       433,391
                                           --------    ----------      ------        -------      --------    ----------
    Net realized and unrealized gains
     (losses) on investments.............     3,105       793,143       3,585         11,003        40,397       517,337
                                           --------    ----------      ------        -------      --------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $  3,149    $  822,157      $8,221        $10,639      $ 40,446    $  498,401
                                           ========    ==========      ======        =======      ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED     ADVANCED      ADVANCED       ADVANCED      ADVANCED    ADVANCED
                                                SERIES       SERIES        SERIES         SERIES        SERIES      SERIES
                                                 TRUST       TRUST         TRUST           TRUST         TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ------------ -------------- --------------- ----------- -----------
                                                  AST       FRANKLIN
                                                WESTERN    TEMPLETON                                    PROFUND     PROFUND
                                              ASSET CORE  VIP FOUNDING    PROFUND         PROFUND         VP          VP
                                                 PLUS        FUNDS           VP             VP         LARGE-CAP    MID-CAP
                                               BOND (C)    ALLOCATION  FINANCIALS (D) HEALTH CARE (D)  VALUE (E)   VALUE (D)
                                              ----------- ------------ -------------- --------------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends....................................    $ --      $   70,689      $   --         $   --       $  2,393     $   36
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............      --         (27,028)        (25)           (20)          (865)       (35)
    Administrative expense...................      --          (3,215)         (3)            (2)           (67)        (3)
                                                 ----      ----------      ------         ------       --------     ------
    Net investment income (loss).............      --          40,446         (28)           (22)         1,461         (2)
                                                 ----      ----------      ------         ------       --------     ------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................     168       1,466,068       4,926          3,448        186,409         38
    Cost of investments sold.................     168       1,609,260       2,779          2,778        176,251         28
                                                 ----      ----------      ------         ------       --------     ------
       Realized gains (losses) on fund
        shares...............................      --        (143,192)      2,147            670         10,158         10
Realized gain distributions..................      --              --          --             --             --         --
                                                 ----      ----------      ------         ------       --------     ------
    Net realized gains (losses)..............      --        (143,192)      2,147            670         10,158         10
Change in unrealized gains (losses)..........      --         648,973          --             --          2,680      1,362
                                                 ----      ----------      ------         ------       --------     ------
    Net realized and unrealized gains
     (losses) on investments.................      --         505,781       2,147            670         12,838      1,372
                                                 ----      ----------      ------         ------       --------     ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................    $ --      $  546,227      $2,119         $  648       $ 14,299     $1,370
                                                 ====      ==========      ======         ======       ========     ======

--------
(c)For the period beginning January 7, 2009 and ended December 31, 2009
(d)For the period beginning February 27, 2009 and ended December 31, 2009
(e)For the period beginning July 10, 2009 and ended December 31, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                            ADVANCED      ADVANCED     AIM VARIABLE  AIM VARIABLE AIM VARIABLE AIM VARIABLE
                                             SERIES        SERIES       INSURANCE     INSURANCE    INSURANCE    INSURANCE
                                              TRUST         TRUST         FUNDS         FUNDS        FUNDS        FUNDS
                                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                          ------------- ------------- -------------- ------------ ------------ ------------
                                             PROFUND
                                               VP          PROFUND                                 AIM V. I.    AIM V. I.
                                           TELECOMMUNI       VP         AIM V. I.     AIM V. I.     CAPITAL      CAPITAL
                                          - CATIONS (D) UTILITIES (F) BASIC BALANCED BASIC VALUE  APPRECIATION DEVELOPMENT
                                          ------------- ------------- -------------- ------------ ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................    $   --        $  959      $   925,687   $   141,333  $   448,491   $       --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........       (20)         (167)        (237,363)     (117,826)    (978,711)    (118,168)
    Administrative expense...............        (2)          (19)         (18,509)       (9,167)     (72,381)      (9,044)
                                             ------        ------      -----------   -----------  -----------   ----------
    Net investment income (loss).........       (22)          773          669,815        14,340     (602,601)    (127,212)
                                             ------        ------      -----------   -----------  -----------   ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................     3,140           845        5,105,943     2,883,808   13,754,590    2,331,873
    Cost of investments sold.............     2,778           815        7,333,384     4,941,978   19,954,604    3,204,743
                                             ------        ------      -----------   -----------  -----------   ----------
       Realized gains (losses) on
        fund shares......................       362            30       (2,227,441)   (2,058,170)  (6,200,014)    (872,870)
Realized gain distributions..............        --            --               --            --           --           --
                                             ------        ------      -----------   -----------  -----------   ----------
    Net realized gains (losses)..........       362            30       (2,227,441)   (2,058,170)  (6,200,014)    (872,870)
Change in unrealized gains (losses)......        --         2,368        6,757,038     5,608,725   19,619,234    4,118,822
                                             ------        ------      -----------   -----------  -----------   ----------
    Net realized and unrealized gains
     (losses) on investments.............       362         2,398        4,529,597     3,550,555   13,419,220    3,245,952
                                             ------        ------      -----------   -----------  -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................    $  340        $3,171      $ 5,199,412   $ 3,564,895  $12,816,619   $3,118,740
                                             ======        ======      ===========   ===========  ===========   ==========

--------
(d)For the period beginning February 27, 2009 and ended December 31, 2009
(f)For the period beginning March 06, 2009 and ended December 31, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                          AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE  AIM VARIABLE
                                           INSURANCE    INSURANCE    INSURANCE    INSURANCE     INSURANCE    INSURANCE
                                             FUNDS        FUNDS        FUNDS        FUNDS         FUNDS        FUNDS
                                          SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                          ------------ ------------ ------------ ------------ ------------- ------------
                                                        AIM V. I.    AIM V. I.                  AIM V. I.    AIM V. I.
                                           AIM V. I.   DIVERSIFIED   GOVERNMENT   AIM V. I.   INTERNATIONAL  LARGE CAP
                                          CORE EQUITY     INCOME     SECURITIES   HIGH YIELD     GROWTH        GROWTH
                                          ------------ ------------ ------------ ------------ ------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................ $ 1,848,993  $ 1,106,825  $   851,628   $  533,538   $  403,693    $   29,638
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........  (1,363,416)    (139,783)    (249,847)     (81,401)    (351,918)     (106,355)
    Administrative expense...............    (102,916)     (10,741)     (19,295)      (6,405)     (27,171)       (8,088)
                                          -----------  -----------  -----------   ----------   ----------    ----------
    Net investment income (loss).........     382,661      956,301      582,486      445,732       24,604       (84,805)
                                          -----------  -----------  -----------   ----------   ----------    ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................  19,243,346    2,503,526    8,769,154    1,467,427    6,088,833     1,851,024
    Cost of investments sold.............  22,449,964    3,510,570    8,246,842    1,925,691    6,094,177     2,268,081
                                          -----------  -----------  -----------   ----------   ----------    ----------
       Realized gains (losses) on
        fund shares......................  (3,206,618)  (1,007,044)     522,312     (458,264)      (5,344)     (417,057)
Realized gain distributions..............          --           --      612,116           --           --            --
                                          -----------  -----------  -----------   ----------   ----------    ----------
    Net realized gains (losses)..........  (3,206,618)  (1,007,044)   1,134,428     (458,264)      (5,344)     (417,057)
Change in unrealized gains (losses)......  27,219,368    1,014,290   (2,078,087)   2,608,146    7,828,194     2,270,440
                                          -----------  -----------  -----------   ----------   ----------    ----------
    Net realized and unrealized gains
     (losses) on investments.............  24,012,750        7,246     (943,659)   2,149,882    7,822,850     1,853,383
                                          -----------  -----------  -----------   ----------   ----------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................. $24,395,411  $   963,547  $  (361,173)  $2,595,614   $7,847,454    $1,768,578
                                          ===========  ===========  ===========   ==========   ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                              AIM VARIABLE  AIM VARIABLE
                                          AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE  INSURANCE     INSURANCE
                                           INSURANCE    INSURANCE    INSURANCE    INSURANCE      FUNDS         FUNDS
                                             FUNDS        FUNDS        FUNDS        FUNDS      SERIES II     SERIES II
                                          SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                          ------------ ------------ ------------ ------------ ------------ --------------
                                           AIM V. I.    AIM V. I.                              AIM V. I.
                                            MID CAP       MONEY      AIM V. I.    AIM V. I.      BASIC       AIM V. I.
                                          CORE EQUITY     MARKET     TECHNOLOGY   UTILITIES   BALANCED II  BASIC VALUE II
                                          ------------ ------------ ------------ ------------ ------------ --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $  173,267  $    23,752   $       --   $  320,475    $ 40,973    $   107,965
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........    (178,345)    (262,565)     (32,975)     (87,391)    (13,340)      (138,551)
    Administrative expense...............     (13,227)     (20,625)      (2,499)      (6,709)       (900)       (16,863)
                                           ----------  -----------   ----------   ----------    --------    -----------
    Net investment income (loss).........     (18,305)    (259,438)     (35,474)     226,375      26,733        (47,449)
                                           ----------  -----------   ----------   ----------    --------    -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   3,898,737   12,526,548      510,658    1,303,300     207,370      2,408,903
    Cost of investments sold.............   4,851,143   12,526,548      603,801    1,571,643     259,168      4,017,350
                                           ----------  -----------   ----------   ----------    --------    -----------
       Realized gains (losses) on
        fund shares......................    (952,406)          --      (93,143)    (268,343)    (51,798)    (1,608,447)
Realized gain distributions..............     167,201           --           --       80,779          --             --
                                           ----------  -----------   ----------   ----------    --------    -----------
    Net realized gains (losses)..........    (785,205)          --      (93,143)    (187,564)    (51,798)    (1,608,447)
Change in unrealized gains (losses)......   4,256,573           --    1,243,200      791,488     270,846      5,242,032
                                           ----------  -----------   ----------   ----------    --------    -----------
    Net realized and unrealized gains
     (losses) on investments.............   3,471,368           --    1,150,057      603,924     219,048      3,633,585
                                           ----------  -----------   ----------   ----------    --------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $3,453,063  $  (259,438)  $1,114,583   $  830,299    $245,781    $ 3,586,136
                                           ==========  ===========   ==========   ==========    ========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                          AIM VARIABLE    AIM VARIABLE   AIM VARIABLE  AIM VARIABLE AIM VARIABLE  AIM VARIABLE
                                            INSURANCE      INSURANCE      INSURANCE     INSURANCE     INSURANCE     INSURANCE
                                              FUNDS          FUNDS          FUNDS         FUNDS         FUNDS         FUNDS
                                            SERIES II      SERIES II      SERIES II     SERIES II     SERIES II     SERIES II
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         --------------- -------------- -------------- ------------ ------------- -------------
                                            AIM V. I.      AIM V. I.                    AIM V. I.     AIM V. I.
                                             CAPITAL        CAPITAL       AIM V. I.    DIVERSIFIED   GOVERNMENT     AIM V. I.
                                         APPRECIATION II DEVELOPMENT II CORE EQUITY II  INCOME II   SECURITIES II HIGH YIELD II
                                         --------------- -------------- -------------- ------------ ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $  10,277       $     --      $  40,628      $ 26,344    $   50,420     $ 34,967
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........      (53,101)        (5,422)       (39,926)       (4,506)      (20,528)      (5,902)
    Administrative expense..............       (6,414)          (354)        (4,375)         (302)       (1,349)        (431)
                                            ---------       --------      ---------      --------    ----------     --------
    Net investment income (loss)........      (49,238)        (5,776)        (3,673)       21,536        28,543       28,634
                                            ---------       --------      ---------      --------    ----------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................      393,754         51,828        690,224       110,126     1,370,942       90,656
    Cost of investments sold............      501,293         85,688        819,200       152,004     1,320,605      103,975
                                            ---------       --------      ---------      --------    ----------     --------
       Realized gains (losses) on
        fund shares.....................     (107,539)       (33,860)      (128,976)      (41,878)       50,337      (13,319)
Realized gain distributions.............           --             --             --            --        38,795           --
                                            ---------       --------      ---------      --------    ----------     --------
    Net realized gains (losses).........     (107,539)       (33,860)      (128,976)      (41,878)       89,132      (13,319)
Change in unrealized gains
 (losses)...............................      806,935        158,174        710,010        44,870      (167,422)     157,536
                                            ---------       --------      ---------      --------    ----------     --------
    Net realized and unrealized
     gains (losses) on
     investments........................      699,396        124,314        581,034         2,992       (78,290)     144,217
                                            ---------       --------      ---------      --------    ----------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................    $ 650,158       $118,538      $ 577,361      $ 24,528    $  (49,747)    $172,851
                                            =========       ========      =========      ========    ==========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                          AIM VARIABLE  AIM VARIABLE  AIM VARIABLE  AIM VARIABLE AIM VARIABLE  AIM VARIABLE
                                            INSURANCE    INSURANCE     INSURANCE     INSURANCE     INSURANCE    INSURANCE
                                              FUNDS        FUNDS         FUNDS         FUNDS         FUNDS        FUNDS
                                            SERIES II    SERIES II     SERIES II     SERIES II     SERIES II    SERIES II
                                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                          ------------- ------------ -------------- ------------ ------------- ------------
                                            AIM V. I.    AIM V. I.     AIM V. I.     AIM V. I.
                                          INTERNATIONAL  LARGE CAP      MID CAP        MONEY       AIM V. I.    AIM V. I.
                                            GROWTH II    GROWTH II   CORE EQUITY II  MARKET II   TECHNOLOGY II UTILITIES II
                                          ------------- ------------ -------------- ------------ ------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $  9,603      $     53     $   38,044     $  1,133      $    --      $ 18,629
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (9,965)       (8,783)       (55,955)     (24,245)        (622)       (6,753)
    Administrative expense...............       (659)         (596)        (6,266)      (1,766)         (42)         (482)
                                            --------      --------     ----------     --------      -------      --------
    Net investment income (loss).........     (1,021)       (9,326)       (24,177)     (24,878)        (664)       11,394
                                            --------      --------     ----------     --------      -------      --------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    174,019       166,618        936,989      471,942       16,573       173,616
    Cost of investments sold.............    195,125       192,428      1,201,878      471,942       20,234       225,382
                                            --------      --------     ----------     --------      -------      --------
       Realized gains (losses) on
        fund shares......................    (21,106)      (25,810)      (264,889)          --       (3,661)      (51,766)
Realized gain distributions..............         --            --         47,952           --           --         5,096
                                            --------      --------     ----------     --------      -------      --------
    Net realized gains (losses)..........    (21,106)      (25,810)      (216,937)          --       (3,661)      (46,670)
Change in unrealized gains (losses)......    195,275       162,343      1,171,368           --       22,219        81,438
                                            --------      --------     ----------     --------      -------      --------
    Net realized and unrealized gains
     (losses) on investments.............    174,169       136,533        954,431           --       18,558        34,768
                                            --------      --------     ----------     --------      -------      --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS..................   $173,148      $127,207     $  930,254     $(24,878)     $17,894      $ 46,162
                                            ========      ========     ==========     ========      =======      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                           ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                           BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN
                                           VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                            PRODUCT       PRODUCT       PRODUCT       PRODUCT       PRODUCT       PRODUCT
                                          SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          -----------  ------------- ------------- ------------- ------------- -------------
                                                         ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                           ALLIANCE    BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS
                                           BERNSTEIN     GROWTH &    INTERNATIONAL   LARGE CAP     SMALL/MID      UTILITY
                                          VPS GROWTH      INCOME         VALUE        GROWTH       CAP VALUE    INCOME (G)
                                          -----------  ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................ $        --   $ 2,549,870   $   218,562   $       --    $   182,901   $   180,583
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........    (382,854)   (1,108,569)     (303,881)    (311,674)      (328,475)      (42,908)
    Administrative expense...............     (38,640)      (87,684)      (39,356)     (25,028)       (42,145)       (5,261)
                                          -----------   -----------   -----------   ----------    -----------   -----------
    Net investment income (loss).........    (421,494)    1,353,617      (124,675)    (336,702)      (187,719)      132,414
                                          -----------   -----------   -----------   ----------    -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   4,654,241    12,513,989     5,998,548    4,041,131      4,710,559     4,766,438
    Cost of investments sold.............   5,727,523    19,868,817     9,568,801    4,849,821      6,693,710     6,363,074
                                          -----------   -----------   -----------   ----------    -----------   -----------
       Realized gains (losses) on
        fund shares......................  (1,073,282)   (7,354,828)   (3,570,253)    (808,690)    (1,983,151)   (1,596,636)
Realized gain distributions..............          --            --            --           --        964,753            --
                                          -----------   -----------   -----------   ----------    -----------   -----------
    Net realized gains (losses)..........  (1,073,282)   (7,354,828)   (3,570,253)    (808,690)    (1,018,398)   (1,596,636)
Change in unrealized gains (losses)......   8,500,633    18,261,334     9,677,749    7,339,820      8,844,055     1,752,896
                                          -----------   -----------   -----------   ----------    -----------   -----------
    Net realized and unrealized gains
     (losses) on investments.............   7,427,351    10,906,506     6,107,496    6,531,130      7,825,657       156,260
                                          -----------   -----------   -----------   ----------    -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................. $ 7,005,857   $12,260,123   $ 5,982,821   $6,194,428    $ 7,637,938   $   288,674
                                          ===========   ===========   ===========   ==========    ===========   ===========

--------
(g)For the period beginning January 1, 2009 and ended September 25, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                            ALLIANCE                      DREYFUS
                                            BERNSTEIN      AMERICAN      SOCIALLY                   DREYFUS      DREYFUS
                                            VARIABLE        CENTURY     RESPONSIBLE                 VARIABLE     VARIABLE
                                             PRODUCT       VARIABLE       GROWTH    DREYFUS STOCK  INVESTMENT   INVESTMENT
                                           SERIES FUND  PORTFOLIOS, INC FUND, INC.   INDEX FUND       FUND         FUND
                                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                          ------------- --------------- ----------- ------------- ------------ ------------
                                                                          DREYFUS
                                            ALLIANCE       AMERICAN      SOCIALLY
                                          BERNSTEIN VPS     CENTURY     RESPONSIBLE DREYFUS STOCK VIF GROWTH &     VIF
                                              VALUE       VP BALANCED   GROWTH FUND  INDEX FUND      INCOME    MONEY MARKET
                                          ------------- --------------- ----------- ------------- ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $  64,444       $  966        $   202     $ 10,428      $  1,488    $    2,357
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (30,180)        (248)          (267)      (6,714)       (1,441)      (24,755)
    Administrative expense...............      (3,845)         (18)           (20)        (508)         (113)       (1,714)
                                            ---------       ------        -------     --------      --------    ----------
    Net investment income (loss).........      30,419          700            (85)       3,206           (66)      (24,112)
                                            ---------       ------        -------     --------      --------    ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................     430,904          817          5,623      179,521        26,998     2,871,236
    Cost of investments sold.............     674,467          996          7,399      230,818        40,915     2,871,236
                                            ---------       ------        -------     --------      --------    ----------
       Realized gains (losses) on
        fund shares......................    (243,563)        (179)        (1,776)     (51,297)      (13,917)           --
Realized gain distributions..............          --           --             --       33,784            --            --
                                            ---------       ------        -------     --------      --------    ----------
    Net realized gains (losses)..........    (243,563)        (179)        (1,776)     (17,513)      (13,917)           --
Change in unrealized gains (losses)......     593,078        1,953          8,477      120,870        41,357            --
                                            ---------       ------        -------     --------      --------    ----------
    Net realized and unrealized gains
     (losses) on investments.............     349,515        1,774          6,701      103,357        27,440            --
                                            ---------       ------        -------     --------      --------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $ 379,934       $2,474        $ 6,616     $106,563      $ 27,374    $  (24,112)
                                            =========       ======        =======     ========      ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                  DWS         DWS          DWS          DWS           DWS          DWS
                                               VARIABLE    VARIABLE     VARIABLE      VARIABLE     VARIABLE     VARIABLE
                                               SERIES I    SERIES I     SERIES I      SERIES I     SERIES I     SERIES II
                                              SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                              ----------- ----------- ------------- ------------ ------------- -----------
                                                              DWS          DWS
                                                            CAPITAL      GLOBAL         DWS           DWS          DWS
                                                  DWS       GROWTH    OPPORTUNITIES  GROWTH AND  INTERNATIONAL  BALANCED
                                              BOND VIP A     VIP A        VIP A     INCOME VIP A     VIP A      VIP A II
                                              ----------- ----------- ------------- ------------ ------------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $39,805    $ 14,463     $ 14,910      $  8,688     $ 19,964     $ 52,928
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (1,992)     (4,661)      (3,927)       (1,703)      (1,920)      (5,907)
    Administrative expense...................    (1,483)     (3,317)      (2,710)       (1,214)      (1,340)      (4,278)
                                                -------    --------     --------      --------     --------     --------
    Net investment income (loss).............    36,330       6,485        8,273         5,771       16,704       42,743
                                                -------    --------     --------      --------     --------     --------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    15,717     141,822      101,485        40,170       29,355       87,564
    Cost of investments sold.................    19,671     180,162      128,149        67,344       48,245      104,688
                                                -------    --------     --------      --------     --------     --------
       Realized gains (losses) on fund
        shares...............................    (3,954)    (38,340)     (26,664)      (27,174)     (18,890)     (17,124)
Realized gain distributions..................        --          --           --            --           --           --
                                                -------    --------     --------      --------     --------     --------
    Net realized gains (losses)..............    (3,954)    (38,340)     (26,664)      (27,174)     (18,890)     (17,124)
Change in unrealized gains (losses)..........    11,325     301,738      368,460       139,795      131,247      269,869
                                                -------    --------     --------      --------     --------     --------
    Net realized and unrealized gains
     (losses) on investments.................     7,371     263,398      341,796       112,621      112,357      252,745
                                                -------    --------     --------      --------     --------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $43,701    $269,883     $350,069      $118,392     $129,061     $295,488
                                                =======    ========     ========      ========     ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                  FIDELITY      FIDELITY      FIDELITY
                                             DWS          DWS       FEDERATED     VARIABLE      VARIABLE      VARIABLE
                                           VARIABLE    VARIABLE     INSURANCE     INSURANCE     INSURANCE     INSURANCE
                                          SERIES II    SERIES II     SERIES     PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND
                                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------ ----------- ------------- ------------- ------------- -------------
                                                          DWS
                                             DWS       SMALL CAP    FEDERATED
                                         MONEY MARKET   GROWTH        PRIME          VIP           VIP
                                           VIP A II    VIP A II   MONEY FUND II  CONTRAFUND   EQUITY-INCOME  VIP GROWTH
                                         ------------ ----------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  3,437    $     --    $   48,155    $   87,029     $  24,292    $   13,754
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (3,186)     (1,153)     (188,672)      (79,634)      (13,468)      (39,722)
    Administrative expense..............     (2,301)       (830)      (14,339)       (6,406)       (1,063)       (3,177)
                                           --------    --------    ----------    ----------     ---------    ----------
    Net investment income
     (loss).............................     (2,050)     (1,983)     (154,856)          989         9,761       (29,145)
                                           --------    --------    ----------    ----------     ---------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    422,460       9,579     6,844,614     1,849,443       231,267       822,934
    Cost of investments sold............    422,460      15,417     6,844,614     2,828,847       371,407     1,250,255
                                           --------    --------    ----------    ----------     ---------    ----------
       Realized gains (losses) on
        fund shares.....................         --      (5,838)           --      (979,404)     (140,140)     (427,321)
Realized gain distributions.............         --          --            --         1,722            --         2,726
                                           --------    --------    ----------    ----------     ---------    ----------
    Net realized gains (losses).........         --      (5,838)           --      (977,682)     (140,140)     (424,595)
Change in unrealized gains
 (losses)...............................         --     105,981            --     2,840,379       422,444     1,196,871
                                           --------    --------    ----------    ----------     ---------    ----------
    Net realized and unrealized
     gains (losses) on
     investments........................         --     100,143            --     1,862,697       282,304       772,276
                                           --------    --------    ----------    ----------     ---------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $ (2,050)   $ 98,160    $ (154,856)   $1,863,686     $ 292,065    $  743,131
                                           ========    ========    ==========    ==========     =========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                                     FIDELITY
                                           FIDELITY      FIDELITY      FIDELITY      FIDELITY        VARIABLE
                                           VARIABLE      VARIABLE      VARIABLE      VARIABLE        INSURANCE
                                           INSURANCE     INSURANCE     INSURANCE     INSURANCE     PRODUCTS FUND
                                         PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2)
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                                         ------------- ------------- ------------- ------------- -----------------
                                                                          VIP                        VIP ASSET
                                              VIP                     INVESTMENT        VIP       MANAGER GROWTH
                                          HIGH INCOME  VIP INDEX 500  GRADE BOND     OVERSEAS    (SERVICE CLASS 2)
                                         ------------- ------------- ------------- ------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  95,018    $  119,766     $219,992      $  28,159        $ 1,005
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (15,432)      (59,716)     (28,929)       (16,549)          (945)
    Administrative expense..............      (1,266)       (4,819)      (2,417)        (1,363)           (70)
                                           ---------    ----------     --------      ---------        -------
    Net investment income
     (loss).............................      78,320        55,231      188,646         10,247            (10)
                                           ---------    ----------     --------      ---------        -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     460,280     1,299,339      854,088        367,906          1,012
    Cost of investments sold............     618,645     1,612,882      903,338        544,998          1,008
                                           ---------    ----------     --------      ---------        -------
       Realized gains (losses) on
        fund shares.....................    (158,365)     (313,543)     (49,250)      (177,092)             4
Realized gain distributions.............          --       103,196        9,557          4,393            160
                                           ---------    ----------     --------      ---------        -------
    Net realized gains (losses).........    (158,365)     (210,347)     (39,693)      (172,699)           164
Change in unrealized gains
 (losses)...............................     523,630     1,275,854      166,875        452,139         25,158
                                           ---------    ----------     --------      ---------        -------
    Net realized and unrealized
     gains (losses) on
     investments........................     365,265     1,065,507      127,182        279,440         25,322
                                           ---------    ----------     --------      ---------        -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $ 443,585    $1,120,738     $315,828      $ 289,687        $25,312
                                           =========    ==========     ========      =========        =======

                                             FIDELITY
                                             VARIABLE
                                             INSURANCE
                                           PRODUCTS FUND
                                         (SERVICE CLASS 2)
                                            SUB-ACCOUNT
                                         -----------------

                                          VIP CONTRAFUND
                                         (SERVICE CLASS 2)
                                         -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $   783,733
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........       (943,338)
    Administrative expense..............       (126,678)
                                            -----------
    Net investment income
     (loss).............................       (286,283)
                                            -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     11,629,310
    Cost of investments sold............     19,961,296
                                            -----------
       Realized gains (losses) on
        fund shares.....................     (8,331,986)
Realized gain distributions.............         19,026
                                            -----------
    Net realized gains (losses).........     (8,312,960)
Change in unrealized gains
 (losses)...............................     28,272,625
                                            -----------
    Net realized and unrealized
     gains (losses) on
     investments........................     19,959,665
                                            -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................    $19,673,382
                                            ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                          FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                          VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                          INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                                        PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                      ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                                                 VIP FREEDOM
                                             VIP           VIP FREEDOM       VIP FREEDOM       VIP FREEDOM         INCOME
                                        EQUITY-INCOME    2010 PORTFOLIO    2020 PORTFOLIO    2030 PORTFOLIO       PORTFOLIO
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                      ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................     $  18,781        $  333,830        $  206,769         $  51,335        $  116,770
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (14,482)         (127,014)          (91,071)          (32,265)          (44,071)
    Administrative expense...........        (1,001)          (16,820)          (12,371)           (4,462)           (6,032)
                                          ---------        ----------        ----------         ---------        ----------
    Net investment income
     (loss)..........................         3,298           189,996           103,327            14,608            66,667
                                          ---------        ----------        ----------         ---------        ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............       383,548         2,731,331         1,944,799           486,835           953,844
    Cost of investments sold.........       615,153         3,399,745         2,489,445           717,179         1,039,708
                                          ---------        ----------        ----------         ---------        ----------
       Realized gains (losses)
        on fund shares...............      (231,605)         (668,414)         (544,646)         (230,344)          (85,864)
Realized gain distributions..........            --            70,321            80,154            30,189            47,558
                                          ---------        ----------        ----------         ---------        ----------
    Net realized gains
     (losses)........................      (231,605)         (598,093)         (464,492)         (200,155)          (38,306)
Change in unrealized gains
 (losses)............................       462,860         2,120,811         1,967,614           810,520           364,040
                                          ---------        ----------        ----------         ---------        ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................       231,255         1,522,718         1,503,122           610,365           325,734
                                          ---------        ----------        ----------         ---------        ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................     $ 234,553        $1,712,714        $1,606,449         $ 624,973        $  392,401
                                          =========        ==========        ==========         =========        ==========

                                          FIDELITY
                                          VARIABLE
                                          INSURANCE
                                        PRODUCTS FUND
                                      (SERVICE CLASS 2)
                                         SUB-ACCOUNT
                                      -----------------

                                         VIP GROWTH
                                          & INCOME
                                      (SERVICE CLASS 2)
                                      -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $   80,021
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (134,481)
    Administrative expense...........       (17,242)
                                         ----------
    Net investment income
     (loss)..........................       (71,702)
                                         ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     1,583,624
    Cost of investments sold.........     2,316,959
                                         ----------
       Realized gains (losses)
        on fund shares...............      (733,335)
Realized gain distributions..........            --
                                         ----------
    Net realized gains
     (losses)........................      (733,335)
Change in unrealized gains
 (losses)............................     2,852,943
                                         ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     2,119,608
                                         ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $2,047,906
                                         ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                          FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                          VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                          INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                                        PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                      ----------------- ----------------- ----------------- ----------------- -----------------
                                                               VIP            VIP HIGH                         VIP INVESTMENT
                                         VIP GROWTH       GROWTH STOCK         INCOME         VIP INDEX 500      GRADE BOND
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                      ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................     $    463          $     712        $  587,667        $  154,152          $  438
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (4,075)           (18,171)         (109,158)          (92,335)            (52)
    Administrative expense...........         (282)            (2,529)          (13,898)          (12,043)             (3)
                                          --------          ---------        ----------        ----------          ------
    Net investment income
     (loss)..........................       (3,894)           (19,988)          464,611            49,774             383
                                          --------          ---------        ----------        ----------          ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      178,376            367,983         2,225,333         2,047,900           6,919
    Cost of investments sold.........      235,751            499,622         2,803,743         2,551,963           7,678
                                          --------          ---------        ----------        ----------          ------
       Realized gains (losses)
        on fund shares...............      (57,375)          (131,639)         (578,410)         (504,063)           (759)
Realized gain distributions..........          213                 --                --           135,882              15
                                          --------          ---------        ----------        ----------          ------
    Net realized gains
     (losses)........................      (57,162)          (131,639)         (578,410)         (368,181)           (744)
Change in unrealized gains
 (losses)............................      115,396            635,126         2,649,775         1,949,323             771
                                          --------          ---------        ----------        ----------          ------
    Net realized and unrealized
     gains (losses) on
     investments.....................       58,234            503,487         2,071,365         1,581,142              27
                                          --------          ---------        ----------        ----------          ------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................     $ 54,340          $ 483,499        $2,535,976        $1,630,916          $  410
                                          ========          =========        ==========        ==========          ======

                                          FIDELITY
                                          VARIABLE
                                          INSURANCE
                                        PRODUCTS FUND
                                      (SERVICE CLASS 2)
                                         SUB-ACCOUNT
                                      -----------------

                                         VIP MIDCAP
                                      (SERVICE CLASS 2)
                                      -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $    81,350
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (251,584)
    Administrative expense...........        (33,996)
                                         -----------
    Net investment income
     (loss)..........................       (204,230)
                                         -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      3,796,563
    Cost of investments sold.........      5,803,303
                                         -----------
       Realized gains (losses)
        on fund shares...............     (2,006,740)
Realized gain distributions..........         93,527
                                         -----------
    Net realized gains
     (losses)........................     (1,913,213)
Change in unrealized gains
 (losses)............................      7,788,175
                                         -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................      5,874,962
                                         -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $ 5,670,732
                                         ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                            FIDELITY         FRANKLIN       FRANKLIN        FRANKLIN
                                      FIDELITY VARIABLE     VARIABLE        TEMPLETON      TEMPLETON        TEMPLETON
                                          INSURANCE         INSURANCE        VARIABLE       VARIABLE        VARIABLE
                                        PRODUCTS FUND     PRODUCTS FUND     INSURANCE      INSURANCE        INSURANCE
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) PRODUCTS TRUST PRODUCTS TRUST  PRODUCTS TRUST
                                         SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                      ----------------- ----------------- -------------- -------------- -----------------
                                                                             FRANKLIN       FRANKLIN
                                          VIP MONEY                          FLEX CAP      GROWTH AND
                                           MARKET         VIP OVERSEAS        GROWTH         INCOME       FRANKLIN HIGH
                                      (SERVICE CLASS 2) (SERVICE CLASS 2)   SECURITIES     SECURITIES   INCOME SECURITIES
                                      ----------------- ----------------- -------------- -------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $   127,947        $  1,682        $       --    $ 2,013,077      $  644,425
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......       (384,446)         (1,405)          (57,112)      (571,398)       (145,169)
    Administrative expense...........        (49,029)           (103)           (7,268)       (78,391)        (15,406)
                                         -----------        --------        ----------    -----------      ----------
    Net investment income
     (loss)..........................       (305,528)            174           (64,380)     1,363,288         483,850
                                         -----------        --------        ----------    -----------      ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     18,919,073          65,538           843,418      8,204,551       2,524,593
    Cost of investments sold.........     18,919,073         120,816           977,083     13,134,392       2,931,263
                                         -----------        --------        ----------    -----------      ----------
       Realized gains (losses)
        on fund shares...............             --         (55,278)         (133,665)    (4,929,841)       (406,670)
Realized gain distributions..........             --             372                --             --              --
                                         -----------        --------        ----------    -----------      ----------
    Net realized gains (losses)......             --         (54,906)         (133,665)    (4,929,841)       (406,670)
Change in unrealized gains
 (losses)............................             --          66,589         1,249,193     12,811,157       3,157,461
                                         -----------        --------        ----------    -----------      ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................             --          11,683         1,115,528      7,881,316       2,750,791
                                         -----------        --------        ----------    -----------      ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $  (305,528)       $ 11,857        $1,051,148    $ 9,244,604      $3,234,641
                                         ===========        ========        ==========    ===========      ==========

                                         FRANKLIN
                                        TEMPLETON
                                         VARIABLE
                                        INSURANCE
                                      PRODUCTS TRUST
                                       SUB-ACCOUNT
                                      --------------

                                         FRANKLIN
                                          INCOME
                                        SECURITIES
                                      --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $ 15,195,216
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......    (2,622,268)
    Administrative expense...........      (326,336)
                                       ------------
    Net investment income
     (loss)..........................    12,246,612
                                       ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    35,648,969
    Cost of investments sold.........    46,857,595
                                       ------------
       Realized gains (losses)
        on fund shares...............   (11,208,626)
Realized gain distributions..........            --
                                       ------------
    Net realized gains (losses)......   (11,208,626)
Change in unrealized gains
 (losses)............................    52,961,231
                                       ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................    41,752,605
                                       ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 53,999,217
                                       ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                             FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                            TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                             VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                            INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                          PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                          -------------- -------------- -------------- -------------- --------------
                                                                           FRANKLIN
                                             FRANKLIN       FRANKLIN        SMALL
                                            LARGE CAP      SMALL CAP       MID CAP                    MUTUAL GLOBAL
                                              GROWTH         VALUE          GROWTH     FRANKLIN U.S.    DISCOVERY
                                            SECURITIES     SECURITIES     SECURITIES     GOVERNMENT   SECURITIES (H)
                                          -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $   649,723    $   604,473      $     --     $ 1,559,437    $   262,024
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (638,031)      (503,888)      (27,151)       (603,279)      (319,089)
    Administrative expense...............      (88,676)       (66,149)       (3,460)        (79,657)       (43,577)
                                           -----------    -----------      --------     -----------    -----------
    Net investment income (loss).........      (76,984)        34,436       (30,611)        876,501       (100,642)
                                           -----------    -----------      --------     -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    8,838,887      7,276,656       307,971      18,792,344      5,315,163
    Cost of investments sold.............   11,990,317     10,080,516       383,174      18,392,071      6,656,531
                                           -----------    -----------      --------     -----------    -----------
       Realized gains (losses) on
        fund shares......................   (3,151,430)    (2,803,860)      (75,203)        400,273     (1,341,368)
Realized gain distributions..............           --      1,664,636            --              --        618,258
                                           -----------    -----------      --------     -----------    -----------
    Net realized gains (losses)..........   (3,151,430)    (1,139,224)      (75,203)        400,273       (723,110)
Change in unrealized gains (losses)......   14,758,429      9,994,800       777,957        (755,791)     5,184,732
                                           -----------    -----------      --------     -----------    -----------
    Net realized and unrealized gains
     (losses) on investments.............   11,606,999      8,855,576       702,754        (355,518)     4,461,622
                                           -----------    -----------      --------     -----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $11,530,015    $ 8,890,012      $672,143     $   520,983    $ 4,360,980
                                           ===========    ===========      ========     ===========    ===========

                                             FRANKLIN
                                            TEMPLETON
                                             VARIABLE
                                            INSURANCE
                                          PRODUCTS TRUST
                                           SUB-ACCOUNT
                                          --------------



                                          MUTUAL SHARES
                                            SECURITIES
                                          --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $ 2,080,226
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........   (1,534,054)
    Administrative expense...............     (192,424)
                                           -----------
    Net investment income (loss).........      353,748
                                           -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   22,482,774
    Cost of investments sold.............   31,815,907
                                           -----------
       Realized gains (losses) on
        fund shares......................   (9,333,133)
Realized gain distributions..............           --
                                           -----------
    Net realized gains (losses)..........   (9,333,133)
Change in unrealized gains (losses)......   32,282,465
                                           -----------
    Net realized and unrealized gains
     (losses) on investments.............   22,949,332
                                           -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $23,303,080
                                           ===========

--------
(h)Previously known as Mutual Discovery Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                            FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                           TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON    GOLDMAN SACHS  GOLDMAN SACHS
                                            VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE      VARIABLE
                                           INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                         PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST     TRUST          TRUST
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         -------------- -------------- -------------- -------------- -------------- -------------
                                           TEMPLETON                     TEMPLETON
                                           DEVELOPING     TEMPLETON        GLOBAL       TEMPLETON                        VIT
                                            MARKETS        FOREIGN          BOND          GROWTH          VIT        GROWTH AND
                                           SECURITIES     SECURITIES   SECURITIES (I)   SECURITIES   CAPITAL GROWTH    INCOME
                                         -------------- -------------- -------------- -------------- -------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $ 1,007,528    $  4,060,765    $  390,609     $  41,337        $  121      $   94,927
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (336,008)     (1,704,196)      (40,762)      (17,377)         (347)        (77,981)
    Administrative expense..............      (44,935)       (210,502)       (4,892)       (1,328)          (25)        (10,129)
                                          -----------    ------------    ----------     ---------        ------      ----------
    Net investment income (loss)........      626,585       2,146,067       344,955        22,632          (251)          6,817
                                          -----------    ------------    ----------     ---------        ------      ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    5,655,516      26,783,441     2,131,287       219,891           399       1,029,841
    Cost of investments sold............    8,155,443      37,915,203     1,914,748       361,294           513       1,477,256
                                          -----------    ------------    ----------     ---------        ------      ----------
       Realized gains (losses) on
        fund shares.....................   (2,499,927)    (11,131,762)      216,539      (141,403)         (114)       (447,415)
Realized gain distributions.............       97,281       5,009,600            --            --            --              --
                                          -----------    ------------    ----------     ---------        ------      ----------
    Net realized gains (losses).........   (2,402,646)     (6,122,162)      216,539      (141,403)         (114)       (447,415)
Change in unrealized gains
 (losses)...............................   14,262,973      40,127,434       (41,406)      455,778         9,941       1,329,085
                                          -----------    ------------    ----------     ---------        ------      ----------
    Net realized and unrealized
     gains (losses) on
     investments........................   11,860,327      34,005,272       175,133       314,375         9,827         881,670
                                          -----------    ------------    ----------     ---------        ------      ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................  $12,486,912    $ 36,151,339    $  520,088     $ 337,007        $9,576      $  888,487
                                          ===========    ============    ==========     =========        ======      ==========

--------
(i)Previously known as Templeton Global Income Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                                        VARIABLE      VARIABLE      VARIABLE      VARIABLE                        JANUS
                                        INSURANCE     INSURANCE     INSURANCE     INSURANCE      JANUS         ASPEN SERIES
                                          TRUST         TRUST         TRUST         TRUST     ASPEN SERIES   (SERVICE SHARES)
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT      SUB-ACCOUNT
                                      ------------- ------------- ------------- ------------- ------------ --------------------
                                                         VIT           VIT           VIT
                                                      STRATEGIC    STRUCTURED    STRUCTURED
                                           VIT      INTERNATIONAL   SMALL CAP    U.S. EQUITY     FORTY           OVERSEAS
                                      MID CAP VALUE    EQUITY        EQUITY         FUND       PORTFOLIO   (SERVICE SHARES) (J)
                                      ------------- ------------- ------------- ------------- ------------ --------------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   82,795      $   44      $   117,311   $  160,886      $    5          $    90
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......     (66,216)        (32)        (147,374)    (116,403)       (202)            (213)
    Administrative expense...........      (8,662)         (3)         (19,230)     (14,967)        (15)             (15)
                                       ----------      ------      -----------   ----------      ------          -------
    Net investment income
     (loss)..........................       7,917           9          (49,293)      29,516        (212)            (138)
                                       ----------      ------      -----------   ----------      ------          -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     716,642       2,236        2,175,157    1,672,390       1,358           85,372
    Cost of investments sold.........   1,202,520       3,207        3,918,284    2,480,153       1,077           58,403
                                       ----------      ------      -----------   ----------      ------          -------
       Realized gains (losses)
        on fund shares...............    (485,878)       (971)      (1,743,127)    (807,763)        281           26,969
Realized gain distributions..........          --          --               --           --          --              941
                                       ----------      ------      -----------   ----------      ------          -------
    Net realized gains (losses)......    (485,878)       (971)      (1,743,127)    (807,763)        281           27,910
Change in unrealized gains
 (losses)............................   1,732,208       1,363        4,235,335    2,204,244       5,161           33,570
                                       ----------      ------      -----------   ----------      ------          -------
    Net realized and unrealized
     gains (losses) on
     investments.....................   1,246,330         392        2,492,208    1,396,481       5,442           61,480
                                       ----------      ------      -----------   ----------      ------          -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $1,254,247      $  401      $ 2,442,915   $1,425,997      $5,230          $61,342
                                       ==========      ======      ===========   ==========      ======          =======

--------
(j)Previously known as International Growth (Service Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                         LAZARD         LEGG MASON          LEGG MASON
                                       RETIREMENT    PARTNERS VARIABLE   PARTNERS VARIABLE LORD ABBETT  LORD ABBETT
                                      SERIES, INC.     INCOME TRUST      PORTFOLIOS I, INC SERIES FUND  SERIES FUND
                                      SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
                                      ------------ --------------------- ----------------- ----------- --------------
                                                        LEGG MASON          LEGG MASON
                                                        CLEARBRIDGE         CLEARBRIDGE
                                        EMERGING         VARIABLE            VARIABLE
                                        MARKETS         FUNDAMENTAL          INVESTORS
                                         EQUITY    VALUE PORTFOLIO I (K)  PORTFOLIO I (L)   ALL VALUE  BOND-DEBENTURE
                                      ------------ --------------------- ----------------- ----------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................     $ 21             $ 12                $ 18        $   16,767   $ 2,051,441
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......      (13)             (11)                (13)         (139,486)     (444,107)
    Administrative expense...........       (1)              (1)                 (1)          (18,439)      (61,063)
                                          ----             ----                ----        ----------   -----------
    Net investment income
     (loss)..........................        7               --                   4          (141,158)    1,546,271
                                          ----             ----                ----        ----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      303               13                  16         1,874,916    12,374,627
    Cost of investments sold.........      215               22                  20         2,254,337    13,509,648
                                          ----             ----                ----        ----------   -----------
       Realized gains (losses)
        on fund shares...............       88               (9)                 (4)         (379,421)   (1,135,021)
Realized gain distributions..........       --               --                  --                --            --
                                          ----             ----                ----        ----------   -----------
    Net realized gains (losses)......       88               (9)                 (4)         (379,421)   (1,135,021)
Change in unrealized gains
 (losses)............................      386              210                 192         2,639,547     8,171,951
                                          ----             ----                ----        ----------   -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................      474              201                 188         2,260,126     7,036,930
                                          ----             ----                ----        ----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................     $481             $201                $192        $2,118,968   $ 8,583,201
                                          ====             ====                ====        ==========   ===========

                                      LORD ABBETT
                                      SERIES FUND
                                      SUB-ACCOUNT
                                      -----------



                                      GROWTH AND
                                        INCOME
                                      -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................ $   228,754
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......    (315,114)
    Administrative expense...........     (43,963)
                                      -----------
    Net investment income
     (loss)..........................    (130,323)
                                      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   4,051,992
    Cost of investments sold.........   6,567,339
                                      -----------
       Realized gains (losses)
        on fund shares...............  (2,515,347)
Realized gain distributions..........          --
                                      -----------
    Net realized gains (losses)......  (2,515,347)
Change in unrealized gains
 (losses)............................   6,228,600
                                      -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   3,713,253
                                      -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................... $ 3,582,930
                                      ===========

--------
(k)Previously known as Legg Mason Variable Fundamental Value Portfolio
(l)Previously known as Legg Mason Variable Investors Portfolio I

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                         MFS VARIABLE MFS VARIABLE  MFS VARIABLE   MFS VARIABLE
                                               LORD ABBETT  LORD ABBETT   INSURANCE    INSURANCE      INSURANCE     INSURANCE
                                               SERIES FUND  SERIES FUND     TRUST        TRUST          TRUST         TRUST
                                               SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                              ------------- -----------  ------------ ------------ --------------- ------------
                                                 GROWTH       MID-CAP                     MFS            MFS         MFS NEW
                                              OPPORTUNITIES    VALUE      MFS GROWTH  HIGH INCOME  INVESTORS TRUST  DISCOVERY
                                              ------------- -----------  ------------ ------------ --------------- ------------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $       --   $   120,480    $  2,705     $ 37,030      $ 27,252      $       --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (172,481)     (351,439)    (10,374)      (5,665)      (20,126)        (21,542)
    Administrative expense...................     (23,375)      (47,978)       (805)        (460)       (1,608)         (1,781)
                                               ----------   -----------    --------     --------      --------      ----------
    Net investment income (loss).............    (195,856)     (278,937)     (8,474)      30,905         5,518         (23,323)
                                               ----------   -----------    --------     --------      --------      ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   2,664,310     5,652,145     207,634      128,075       381,140         447,806
    Cost of investments sold.................   3,368,824    10,037,227     306,863      176,098       457,314         622,536
                                               ----------   -----------    --------     --------      --------      ----------
       Realized gains (losses) on fund
        shares...............................    (704,514)   (4,385,082)    (99,229)     (48,023)      (76,174)       (174,730)
Realized gain distributions..................          --            --          --           --            --              --
                                               ----------   -----------    --------     --------      --------      ----------
    Net realized gains (losses)..............    (704,514)   (4,385,082)    (99,229)     (48,023)      (76,174)       (174,730)
Change in unrealized gains (losses)..........   5,340,518    10,300,690     358,342      181,754       424,077       1,063,886
                                               ----------   -----------    --------     --------      --------      ----------
    Net realized and unrealized gains
     (losses) on investments.................   4,636,004     5,915,608     259,113      133,731       347,903         889,156
                                               ----------   -----------    --------     --------      --------      ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $4,440,148   $ 5,636,671    $250,639     $164,636      $353,421      $  865,833
                                               ==========   ===========    ========     ========      ========      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                  MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                                         MFS VARIABLE MFS VARIABLE MFS VARIABLE     INSURANCE       INSURANCE       INSURANCE
                                          INSURANCE    INSURANCE     INSURANCE        TRUST           TRUST           TRUST
                                            TRUST        TRUST         TRUST     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                         SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                         ------------ ------------ ------------- --------------- --------------- ---------------
                                                                                                  MFS INVESTORS      MFS NEW
                                             MFS      MFS RESEARCH                 MFS GROWTH         TRUST         DISCOVERY
                                           RESEARCH       BOND     MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                         ------------ ------------ ------------- --------------- --------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  9,153     $ 67,383     $  8,306       $     86        $  3,177        $     --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (8,529)     (17,772)      (2,654)        (4,152)         (3,256)         (3,830)
    Administrative expense..............       (616)      (1,467)        (201)          (289)           (228)           (287)
                                           --------     --------     --------       --------        --------        --------
    Net investment income
     (loss).............................          8       48,144        5,451         (4,355)           (307)         (4,117)
                                           --------     --------     --------       --------        --------        --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    116,482      491,441       54,598        172,155         112,304         136,796
    Cost of investments sold............    148,857      509,569       65,387        195,605         113,646         160,913
                                           --------     --------     --------       --------        --------        --------
       Realized gains (losses) on
        fund shares.....................    (32,375)     (18,128)     (10,789)       (23,450)         (1,342)        (24,117)
Realized gain distributions.............         --           --           --             --              --              --
                                           --------     --------     --------       --------        --------        --------
    Net realized gains (losses).........    (32,375)     (18,128)     (10,789)       (23,450)         (1,342)        (24,117)
Change in unrealized gains
 (losses)...............................    192,086      163,872       67,205        102,124          50,374         171,548
                                           --------     --------     --------       --------        --------        --------
    Net realized and unrealized
     gains (losses) on
     investments........................    159,711      145,744       56,416         78,674          49,032         147,431
                                           --------     --------     --------       --------        --------        --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $159,719     $193,888     $ 61,867       $ 74,319        $ 48,725        $143,314
                                           ========     ========     ========       ========        ========        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                 MFS VARIABLE    MFS VARIABLE   MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                                   INSURANCE       INSURANCE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                     TRUST           TRUST        INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                                (SERVICE CLASS) (SERVICE CLASS)     SERIES         SERIES         SERIES         SERIES
                                  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                --------------- --------------- -------------- -------------- -------------- --------------
                                      MFS
                                   RESEARCH      MFS UTILITIES    AGGRESSIVE      CAPITAL        DIVIDEND       EUROPEAN
                                (SERVICE CLASS) (SERVICE CLASS)     EQUITY     OPPORTUNITIES      GROWTH         EQUITY
                                --------------- --------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................     $ 1,826        $ 49,654       $       --    $   604,913    $ 3,221,454    $ 2,014,727
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................      (2,248)        (16,919)        (159,803)    (2,094,569)    (2,145,288)      (659,981)
    Administrative
     expense...................        (157)         (1,157)         (11,535)      (147,467)      (158,108)       (48,235)
                                    -------        --------       ----------    -----------    -----------    -----------
    Net investment income
     (loss)....................        (579)         31,578         (171,338)    (1,637,123)       918,058      1,306,511
                                    -------        --------       ----------    -----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      41,961         187,612        2,186,559     27,134,976     29,337,367      9,562,131
    Cost of investments
     sold......................      42,742         231,843        2,439,138     36,191,727     32,287,454     13,187,498
                                    -------        --------       ----------    -----------    -----------    -----------
       Realized gains
        (losses) on fund
        shares.................        (781)        (44,231)        (252,579)    (9,056,751)    (2,950,087)    (3,625,367)
Realized gain
 distributions.................          --              --               --             --             --      2,547,543
                                    -------        --------       ----------    -----------    -----------    -----------
    Net realized gains
     (losses)..................        (781)        (44,231)        (252,579)    (9,056,751)    (2,950,087)    (1,077,824)
Change in unrealized gains
 (losses)......................      41,199         322,224        6,287,908     94,011,113     35,506,562     11,339,599
                                    -------        --------       ----------    -----------    -----------    -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............      40,418         277,993        6,035,329     84,954,362     32,556,475     10,261,775
                                    -------        --------       ----------    -----------    -----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................     $39,839        $309,571       $5,863,991    $83,317,239    $33,474,533    $11,568,286
                                    =======        ========       ==========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                                         VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                        INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                                          SERIES         SERIES         SERIES         SERIES         SERIES         SERIES
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                                         GLOBAL
                                          GLOBAL        DIVIDEND                                                    LIMITED
                                      ADVANTAGE (M)      GROWTH       HIGH YIELD   INCOME BUILDER  INCOME PLUS      DURATION
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $    60,096    $ 2,768,534    $ 1,134,088    $   488,849    $ 5,248,661     $  700,757
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......      (21,823)      (699,779)      (183,810)      (194,335)    (1,340,007)      (209,554)
    Administrative expense...........       (1,573)       (52,192)       (13,144)       (14,219)       (99,431)       (15,476)
                                       -----------    -----------    -----------    -----------    -----------     ----------
    Net investment income
     (loss)..........................       36,700      2,016,563        937,134        280,295      3,809,223        475,727
                                       -----------    -----------    -----------    -----------    -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    5,616,268      9,926,138      2,653,058      3,104,172     19,393,432      3,006,644
    Cost of investments sold.........    8,207,936     16,558,878      4,222,028      4,192,568     20,257,339      3,666,583
                                       -----------    -----------    -----------    -----------    -----------     ----------
       Realized gains (losses)
        on fund shares...............   (2,591,668)    (6,632,740)    (1,568,970)    (1,088,396)      (863,907)      (659,939)
Realized gain distributions..........           --             --             --          7,481             --             --
                                       -----------    -----------    -----------    -----------    -----------     ----------
    Net realized gains (losses)......   (2,591,668)    (6,632,740)    (1,568,970)    (1,080,915)      (863,907)      (659,939)
Change in unrealized gains
 (losses)............................    2,262,200     11,744,078      5,622,055      3,836,494     16,465,431        828,256
                                       -----------    -----------    -----------    -----------    -----------     ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (329,468)     5,111,338      4,053,085      2,755,579     15,601,524        168,317
                                       -----------    -----------    -----------    -----------    -----------     ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $  (292,768)   $ 7,127,901    $ 4,990,219    $ 3,035,874    $19,410,747     $  644,044
                                       ===========    ===========    ===========    ===========    ===========     ==========

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------


                                                                                           MORGAN STANLEY   MORGAN STANLEY
                              MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY     VARIABLE         VARIABLE
                                 VARIABLE       VARIABLE       VARIABLE       VARIABLE       INVESTMENT       INVESTMENT
                                INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT        SERIES           SERIES
                                  SERIES         SERIES         SERIES         SERIES     (CLASS Y SHARES) (CLASS Y SHARES)
                               SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                              -------------- -------------- -------------- -------------- ---------------- ----------------
                                                                                             AGGRESSIVE        CAPITAL
                                                                                               EQUITY       OPPORTUNITIES
                               MONEY MARKET  S&P 500 INDEX    STRATEGIST     UTILITIES    (CLASS Y SHARES) (CLASS Y SHARES)
                              -------------- -------------- -------------- -------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................  $    25,634    $   895,213    $ 2,812,987    $ 1,920,531      $       --      $    64,304
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk....................   (1,225,364)      (428,319)    (1,596,330)      (763,470)       (222,886)        (828,891)
    Administrative
     expense.................      (90,333)       (31,213)      (112,602)       (56,487)        (16,732)         (73,314)
                               -----------    -----------    -----------    -----------      ----------      -----------
    Net investment income
     (loss)..................   (1,290,063)       435,681      1,104,055      1,100,574        (239,618)        (837,901)
                               -----------    -----------    -----------    -----------      ----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales......   45,090,337      4,864,382     21,953,051     12,656,237       2,531,049       10,890,528
    Cost of investments
     sold....................   45,090,337      5,972,197     29,427,557     20,575,849       2,455,597       11,270,120
                               -----------    -----------    -----------    -----------      ----------      -----------
       Realized gains
        (losses) on
        fund shares..........           --     (1,107,815)    (7,474,506)    (7,919,612)         75,452         (379,592)
Realized gain
 distributions...............           --             --             --     18,824,573              --               --
                               -----------    -----------    -----------    -----------      ----------      -----------
    Net realized gains
     (losses)................           --     (1,107,815)    (7,474,506)    10,904,961          75,452         (379,592)
Change in unrealized gains
 (losses)....................           --      7,755,938     26,717,710     (3,042,545)      7,087,581       28,109,155
                               -----------    -----------    -----------    -----------      ----------      -----------
    Net realized and
     unrealized gains
     (losses) on
     investments.............           --      6,648,123     19,243,204      7,862,416       7,163,033       27,729,563
                               -----------    -----------    -----------    -----------      ----------      -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................  $(1,290,063)   $ 7,083,804    $20,347,259    $ 8,962,990      $6,923,415      $26,891,662
                               ===========    ===========    ===========    ===========      ==========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------


                              MORGAN STANLEY   MORGAN STANLEY     MORGAN STANLEY     MORGAN STANLEY   MORGAN STANLEY
                                 VARIABLE         VARIABLE           VARIABLE           VARIABLE         VARIABLE
                                INVESTMENT       INVESTMENT         INVESTMENT         INVESTMENT       INVESTMENT
                                  SERIES           SERIES             SERIES             SERIES           SERIES
                             (CLASS Y SHARES) (CLASS Y SHARES)   (CLASS Y SHARES)   (CLASS Y SHARES) (CLASS Y SHARES)
                               SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                             ---------------- ---------------- -------------------- ---------------- ----------------
                                 DIVIDEND         EUROPEAN            GLOBAL             GLOBAL
                                  GROWTH           EQUITY           ADVANTAGE       DIVIDEND GROWTH     HIGH YIELD
                             (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (M) (CLASS Y SHARES) (CLASS Y SHARES)
                             ---------------- ---------------- -------------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................   $   926,881      $   604,144        $    30,521        $ 1,325,795       $1,085,994
Charges from Lincoln
 Benefit Life Company:
    Mortality and
     expense risk...........      (877,239)        (267,346)           (19,583)          (435,171)        (225,508)
    Administrative
     expense................       (70,535)         (21,688)            (1,511)           (37,262)         (20,516)
                               -----------      -----------        -----------        -----------       ----------
    Net investment
     income (loss)..........       (20,893)         315,110              9,427            853,362          839,970
                               -----------      -----------        -----------        -----------       ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................     7,193,002        2,881,475          4,236,098          4,472,547        2,924,220
    Cost of investments
     sold...................     8,838,176        3,905,333          5,524,165          7,429,720        3,530,162
                               -----------      -----------        -----------        -----------       ----------
       Realized gains
        (losses) on
        fund
        shares..............    (1,645,174)      (1,023,858)        (1,288,067)        (2,957,173)        (605,942)
Realized gain
 distributions..............            --          851,305                 --                 --               --
                               -----------      -----------        -----------        -----------       ----------
    Net realized gains
     (losses)...............    (1,645,174)        (172,553)        (1,288,067)        (2,957,173)        (605,942)
Change in unrealized
 gains (losses).............    12,598,038        3,687,426          1,045,866          5,749,172        4,591,823
                               -----------      -----------        -----------        -----------       ----------
    Net realized and
     unrealized gains
     (losses) on
     investments............    10,952,864        3,514,873           (242,201)         2,791,999        3,985,881
                               -----------      -----------        -----------        -----------       ----------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................   $10,931,971      $ 3,829,983        $  (232,774)       $ 3,645,361       $4,825,851
                               ===========      ===========        ===========        ===========       ==========

                              MORGAN STANLEY
                                 VARIABLE
                                INVESTMENT
                                  SERIES
                             (CLASS Y SHARES)
                               SUB-ACCOUNT
                             ----------------
                                  INCOME
                                 BUILDER
                             (CLASS Y SHARES)
                             ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................    $  416,571
Charges from Lincoln
 Benefit Life Company:
    Mortality and
     expense risk...........      (223,191)
    Administrative
     expense................       (17,481)
                                ----------
    Net investment
     income (loss)..........       175,899
                                ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................     2,872,726
    Cost of investments
     sold...................     3,851,683
                                ----------
       Realized gains
        (losses) on
        fund
        shares..............      (978,957)
Realized gain
 distributions..............         6,985
                                ----------
    Net realized gains
     (losses)...............      (971,972)
Change in unrealized
 gains (losses).............     3,597,816
                                ----------
    Net realized and
     unrealized gains
     (losses) on
     investments............     2,625,844
                                ----------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................    $2,801,743
                                ==========

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                       MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                                          VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE
                                         INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT
                                           SERIES           SERIES           SERIES           SERIES           SERIES
                                      (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                                        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                      ---------------- ---------------- ---------------- ---------------- ----------------
                                                           LIMITED
                                        INCOME PLUS        DURATION       MONEY MARKET    S&P 500 INDEX      STRATEGIST
                                      (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                                      ---------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $ 6,704,735      $ 2,502,338      $    13,222      $ 1,858,992      $ 1,130,304
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................    (2,093,517)        (933,173)      (1,455,944)      (1,127,685)        (872,317)
    Administrative expense...........      (206,538)         (84,643)        (136,500)        (107,635)         (71,295)
                                        -----------      -----------      -----------      -----------      -----------
    Net investment income
     (loss)..........................     4,404,680        1,484,522       (1,579,222)         623,672          186,692
                                        -----------      -----------      -----------      -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    22,787,738       10,338,189       54,402,438       13,062,334        7,426,162
    Cost of investments sold.........    23,737,905       12,845,621       54,402,438       15,200,257        9,708,460
                                        -----------      -----------      -----------      -----------      -----------
       Realized gains (losses)
        on fund shares...............      (950,167)      (2,507,432)              --       (2,137,923)      (2,282,298)
Realized gain distributions..........            --               --               --               --               --
                                        -----------      -----------      -----------      -----------      -----------
    Net realized gains
     (losses)........................      (950,167)      (2,507,432)              --       (2,137,923)      (2,282,298)
Change in unrealized gains
 (losses)............................    21,691,230        3,207,337               --       17,776,479       10,965,917
                                        -----------      -----------      -----------      -----------      -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................    20,741,063          699,905               --       15,638,556        8,683,619
                                        -----------      -----------      -----------      -----------      -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $25,145,743      $ 2,184,427      $(1,579,222)     $16,262,228      $ 8,870,311
                                        ===========      ===========      ===========      ===========      ===========

                                       MORGAN STANLEY
                                          VARIABLE
                                         INVESTMENT
                                           SERIES
                                      (CLASS Y SHARES)
                                        SUB-ACCOUNT
                                      ----------------

                                         UTILITIES
                                      (CLASS Y SHARES)
                                      ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $   483,886
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (248,081)
    Administrative expense...........       (18,705)
                                        -----------
    Net investment income
     (loss)..........................       217,100
                                        -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     2,737,438
    Cost of investments sold.........     4,332,543
                                        -----------
       Realized gains (losses)
        on fund shares...............    (1,595,105)
Realized gain distributions..........     5,149,230
                                        -----------
    Net realized gains
     (losses)........................     3,554,125
Change in unrealized gains
 (losses)............................    (1,217,724)
                                        -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     2,336,401
                                        -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $ 2,553,501
                                        ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                          NEUBERGER &
                                             BERMAN
                                            ADVISORS    OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER
                                           MANAGEMENT    VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                             TRUST     ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          ------------ ------------- ------------- ------------- ------------- -------------
                                                                      OPPENHEIMER                 OPPENHEIMER
                                                        OPPENHEIMER     CAPITAL     OPPENHEIMER     GLOBAL      OPPENHEIMER
                                          AMT PARTNERS   BALANCED    APPRECIATION    CORE BOND    SECURITIES    HIGH INCOME
                                          ------------ ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $    673    $       --    $   15,635     $      --    $  104,437     $      --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........       (447)      (25,195)      (58,064)      (19,093)      (53,619)       (4,475)
    Administrative expense...............        (30)       (1,885)       (4,541)       (1,571)       (4,322)         (364)
                                            --------    ----------    ----------     ---------    ----------     ---------
    Net investment income (loss).........        196       (27,080)      (46,970)      (20,664)       46,496        (4,839)
                                            --------    ----------    ----------     ---------    ----------     ---------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................     13,953       577,872     1,530,215       554,143     1,909,006        90,632
    Cost of investments sold.............     24,571     1,047,197     1,918,270       931,148     2,505,972       342,558
                                            --------    ----------    ----------     ---------    ----------     ---------
       Realized gains (losses) on
        fund shares......................    (10,618)     (469,325)     (388,055)     (377,005)     (596,966)     (251,926)
Realized gain distributions..............      2,988            --            --            --        99,579            --
                                            --------    ----------    ----------     ---------    ----------     ---------
    Net realized gains (losses)..........     (7,630)     (469,325)     (388,055)     (377,005)     (497,387)     (251,926)
Change in unrealized gains (losses)......     20,935       815,817     2,039,475       501,628     1,753,670       336,305
                                            --------    ----------    ----------     ---------    ----------     ---------
    Net realized and unrealized gains
     (losses) on investments.............     13,305       346,492     1,651,420       124,623     1,256,283        84,379
                                            --------    ----------    ----------     ---------    ----------     ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $ 13,501    $  319,412    $1,604,450     $ 103,959    $1,302,779     $  79,540
                                            ========    ==========    ==========     =========    ==========     =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                                    OPPENHEIMER
                                                                                                     VARIABLE
                                          OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER    ACCOUNT FUNDS
                                           VARIABLE      VARIABLE      VARIABLE       VARIABLE    (SERVICE SHARES
                                         ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS      ("SS"))
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                                         ------------- ------------- ------------- -------------- ---------------
                                                        OPPENHEIMER
                                          OPPENHEIMER   MAIN STREET   OPPENHEIMER   OPPENHEIMER     OPPENHEIMER
                                          MAIN STREET    SMALL CAP    MIDCAP FUND  STRATEGIC BOND  BALANCED (SS)
                                         ------------- ------------- ------------- -------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $   46,801     $ 16,473      $      --     $   17,928     $        --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (31,664)     (20,592)        (9,272)       (46,230)       (238,761)
    Administrative expense..............      (2,354)      (1,729)          (665)        (3,432)        (32,799)
                                          ----------     --------      ---------     ----------     -----------
    Net investment income
     (loss).............................      12,783       (5,848)        (9,937)       (31,734)       (271,560)
                                          ----------     --------      ---------     ----------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     799,878      591,709        222,361      1,533,978       3,627,341
    Cost of investments sold............   1,044,386      659,238        323,876      1,649,028       6,205,964
                                          ----------     --------      ---------     ----------     -----------
       Realized gains (losses) on
        fund shares.....................    (244,508)     (67,529)      (101,515)      (115,050)     (2,578,623)
Realized gain distributions.............          --           --             --          2,702              --
                                          ----------     --------      ---------     ----------     -----------
    Net realized gains (losses).........    (244,508)     (67,529)      (101,515)      (112,348)     (2,578,623)
Change in unrealized gains
 (losses)...............................     774,954      597,880        294,690        645,807       5,895,761
                                          ----------     --------      ---------     ----------     -----------
    Net realized and unrealized
     gains (losses) on
     investments........................     530,446      530,351        193,175        533,459       3,317,138
                                          ----------     --------      ---------     ----------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $  543,229     $524,503      $ 183,238     $  501,725     $ 3,045,578
                                          ==========     ========      =========     ==========     ===========

                                            OPPENHEIMER
                                             VARIABLE
                                           ACCOUNT FUNDS
                                          (SERVICE SHARES
                                              ("SS"))
                                            SUB-ACCOUNT
                                         -----------------
                                            OPPENHEIMER
                                              CAPITAL
                                         APPRECIATION (SS)
                                         -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $     2,852
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........       (570,710)
    Administrative expense..............        (77,907)
                                            -----------
    Net investment income
     (loss).............................       (645,765)
                                            -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................      8,676,772
    Cost of investments sold............     10,856,910
                                            -----------
       Realized gains (losses) on
        fund shares.....................     (2,180,138)
Realized gain distributions.............             --
                                            -----------
    Net realized gains (losses).........     (2,180,138)
Change in unrealized gains
 (losses)...............................     17,056,722
                                            -----------
    Net realized and unrealized
     gains (losses) on
     investments........................     14,876,584
                                            -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................    $14,230,819
                                            ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                     OPPENHEIMER     OPPENHEIMER     OPPENHEIMER      OPPENHEIMER     OPPENHEIMER
                                      VARIABLE        VARIABLE         VARIABLE        VARIABLE        VARIABLE
                                    ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS
                                   (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES
                                       ("SS"))         ("SS"))         ("SS"))          ("SS"))         ("SS"))
                                     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                   --------------- --------------- ---------------- --------------- ---------------
                                                     OPPENHEIMER                      OPPENHEIMER     OPPENHEIMER
                                     OPPENHEIMER       GLOBAL        OPPENHEIMER         MAIN         MAIN STREET
                                   CORE BOND (SS)  SECURITIES (SS) HIGH INCOME (SS)   STREET (SS)   SMALL CAP (SS)
                                   --------------- --------------- ---------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................   $        --     $   419,096     $        --      $ 1,019,263     $   168,547
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.........................      (447,411)       (293,359)       (193,937)        (873,422)       (362,984)
    Administrative expense........       (62,575)        (40,378)        (26,729)        (118,207)        (49,165)
                                     -----------     -----------     -----------      -----------     -----------
    Net investment income
     (loss).......................      (509,986)         85,359        (220,666)          27,634        (243,602)
                                     -----------     -----------     -----------      -----------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........     5,464,084       4,991,285       2,058,795       11,212,318       5,751,938
    Cost of investments
     sold.........................     8,557,430       6,856,701       5,629,056       14,723,657       7,524,602
                                     -----------     -----------     -----------      -----------     -----------
       Realized gains
        (losses) on fund
        shares....................    (3,093,346)     (1,865,416)     (3,570,261)      (3,511,339)     (1,772,664)
Realized gain distributions.......            --         464,748              --               --              --
                                     -----------     -----------     -----------      -----------     -----------
    Net realized gains
     (losses).....................    (3,093,346)     (1,400,668)     (3,570,261)      (3,511,339)     (1,772,664)
Change in unrealized gains
 (losses).........................     6,089,497       7,992,226       6,936,998       17,965,754       9,851,227
                                     -----------     -----------     -----------      -----------     -----------
    Net realized and
     unrealized gains (losses)
     on investments...............     2,996,151       6,591,558       3,366,737       14,454,415       8,078,563
                                     -----------     -----------     -----------      -----------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................   $ 2,486,165     $ 6,676,917     $ 3,146,071      $14,482,049     $ 7,834,961
                                     ===========     ===========     ===========      ===========     ===========

                                     OPPENHEIMER
                                       VARIABLE
                                    ACCOUNT FUNDS
                                   (SERVICE SHARES
                                       ("SS"))
                                     SUB-ACCOUNT
                                   ----------------

                                     OPPENHEIMER
                                   MIDCAP FUND (SS)
                                   ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................    $       --
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.........................      (128,534)
    Administrative expense........       (17,136)
                                      ----------
    Net investment income
     (loss).......................      (145,670)
                                      ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........     1,704,609
    Cost of investments
     sold.........................     2,525,886
                                      ----------
       Realized gains
        (losses) on fund
        shares....................      (821,277)
Realized gain distributions.......            --
                                      ----------
    Net realized gains
     (losses).....................      (821,277)
Change in unrealized gains
 (losses).........................     3,351,145
                                      ----------
    Net realized and
     unrealized gains (losses)
     on investments...............     2,529,868
                                      ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................    $2,384,198
                                      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------


                                            OPPENHEIMER
                                             VARIABLE           PIMCO           PIMCO       PIMCO       PIMCO         PIMCO
                                           ACCOUNT FUNDS       VARIABLE       VARIABLE    VARIABLE    VARIABLE       VARIABLE
                                          (SERVICE SHARES     INSURANCE       INSURANCE   INSURANCE   INSURANCE     INSURANCE
                                              ("SS"))           TRUST           TRUST       TRUST       TRUST         TRUST
                                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                                          --------------- ------------------ ----------- ----------- ----------- ----------------
                                                                                                      PIMCO VIT     PIMCO VIT
                                            OPPENHEIMER                                     PIMCO     COMMODITY      EMERGING
                                             STRATEGIC       FOREIGN BOND       MONEY       TOTAL    REALRETURN    MARKETS BOND
                                             BOND (SS)    (US DOLLAR-HEDGED)   MARKET      RETURN     STRATEGY   (ADVISOR SHARES)
                                          --------------- ------------------ ----------- ----------- ----------- ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $   231,585          $ 63          $   27      $   58     $ 178,741      $ 66,661
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........    (1,300,932)          (26)           (336)        (16)      (42,543)      (16,796)
    Administrative expense...............      (178,693)           (2)            (24)         (1)       (5,445)       (2,174)
                                            -----------          ----          ------      ------     ---------      --------
    Net investment income (loss).........    (1,248,040)           35            (334)         41       130,753        47,691
                                            -----------          ----          ------      ------     ---------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    16,110,689            37           4,967       2,492       411,597       321,463
    Cost of investments sold.............    17,331,676            36           4,967       2,463       598,828       352,123
                                            -----------          ----          ------      ------     ---------      --------
       Realized gains (losses) on
        fund shares......................    (1,220,987)            1              --          29      (187,231)      (30,660)
Realized gain distributions..............        72,581           215              --          32       315,028            --
                                            -----------          ----          ------      ------     ---------      --------
    Net realized gains (losses)..........    (1,148,406)          216              --          61       127,797       (30,660)
Change in unrealized gains (losses)......    16,633,969           (12)             --          46       727,691       255,294
                                            -----------          ----          ------      ------     ---------      --------
    Net realized and unrealized gains
     (losses) on investments.............    15,485,563           204              --         107       855,488       224,634
                                            -----------          ----          ------      ------     ---------      --------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $14,237,523          $239          $ (334)     $  148     $ 986,241      $272,325
                                            ===========          ====          ======      ======     =========      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               PIMCO           PIMCO
                                             VARIABLE        VARIABLE                                  PUTNAM
                                          INSURANCE TRUST INSURANCE TRUST PREMIER VIT PREMIER VIT  VARIABLE TRUST
                                            SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                                          --------------- --------------- ----------- ------------ --------------
                                             PIMCO VIT       PIMCO VIT       NACM
                                            REAL RETURN    TOTAL RETURN    SMALL CAP                VT AMERICAN
                                             (ADVISOR        (ADVISOR      PORTFOLIO     OPCAP       GOVERNMENT
                                              SHARES)         SHARES)     CLASS I (N) BALANCED (M)     INCOME
                                          --------------- --------------- ----------- ------------ --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $  254,230      $1,442,999      $    --     $   270     $ 1,795,520
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (130,002)       (419,270)          (7)        (25)       (601,017)
    Administrative expense...............      (16,505)        (54,504)          --          (2)             --
                                            ----------      ----------      -------     -------     -----------
    Net investment income (loss).........      107,723         969,225           (7)        243       1,194,503
                                            ----------      ----------      -------     -------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    2,751,795       6,224,493        1,217       5,806      10,622,994
    Cost of investments sold.............    2,847,162       6,010,045        2,534      10,179      10,281,874
                                            ----------      ----------      -------     -------     -----------
       Realized gains (losses) on
        fund shares......................      (95,367)        214,448       (1,317)     (4,373)        341,120
Realized gain distributions..............      359,816       1,000,366           --          --              --
                                            ----------      ----------      -------     -------     -----------
    Net realized gains (losses)..........      264,449       1,214,814       (1,317)     (4,373)        341,120
Change in unrealized gains (losses)......      905,157         965,028        1,284       3,911       6,036,751
                                            ----------      ----------      -------     -------     -----------
    Net realized and unrealized gains
     (losses) on investments.............    1,169,606       2,179,842          (33)       (462)      6,377,871
                                            ----------      ----------      -------     -------     -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $1,277,329      $3,149,067      $   (40)    $  (219)    $ 7,572,374
                                            ==========      ==========      =======     =======     ===========

                                                PUTNAM
                                            VARIABLE TRUST
                                              SUB-ACCOUNT
                                          -------------------


                                              VT CAPITAL
                                          APPRECIATION (O)(P)
                                          -------------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................     $    97,358
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........         (10,459)
    Administrative expense...............              --
                                              -----------
    Net investment income (loss).........          86,899
                                              -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................       6,065,604
    Cost of investments sold.............      11,224,067
                                              -----------
       Realized gains (losses) on
        fund shares......................      (5,158,463)
Realized gain distributions..............              --
                                              -----------
    Net realized gains (losses)..........      (5,158,463)
Change in unrealized gains (losses)......       4,619,172
                                              -----------
    Net realized and unrealized gains
     (losses) on investments.............        (539,291)
                                              -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................     $  (452,392)
                                              ===========

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009
(n)Previously known as Premier VIT NACM Small Cap
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund
(p)For the period beginning January 1, 2009 and ended February 12, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                             PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                         VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         -------------- -------------- -------------- -------------- --------------
                                                                                                     VT THE GEORGE
                                           VT CAPITAL    VT DISCOVERY  VT DIVERSIFIED   VT EQUITY     PUTNAM FUND
                                         OPPORTUNITIES  GROWTH (Q)(O)      INCOME       INCOME (R)     OF BOSTON
                                         -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $   20,265    $     2,402    $ 2,853,904    $ 1,054,968    $ 3,526,480
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........      (48,503)       (12,094)      (552,498)    (1,184,984)    (1,052,825)
    Administrative expense..............           --         (1,143)          (274)       (60,105)       (49,157)
                                           ----------    -----------    -----------    -----------    -----------
    Net investment income (loss)........      (28,238)       (10,835)     2,301,132       (190,121)     2,424,498
                                           ----------    -----------    -----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................      731,101      7,243,808      9,118,358     15,972,121     12,880,927
    Cost of investments sold............    1,043,626     10,987,008     11,488,812     15,737,426     22,085,887
                                           ----------    -----------    -----------    -----------    -----------
       Realized gains (losses) on
        fund shares.....................     (312,525)    (3,743,200)    (2,370,454)       234,695     (9,204,960)
Realized gain distributions.............           --             --             --             --             --
                                           ----------    -----------    -----------    -----------    -----------
    Net realized gains (losses).........     (312,525)    (3,743,200)    (2,370,454)       234,695     (9,204,960)
Change in unrealized gains
 (losses)...............................    1,677,276      3,600,148     17,162,129     26,826,357     23,141,018
                                           ----------    -----------    -----------    -----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments........................    1,364,751       (143,052)    14,791,675     27,061,052     13,936,058
                                           ----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $1,336,513    $  (153,887)   $17,092,807    $26,870,931    $16,360,556
                                           ==========    ===========    ===========    ===========    ===========

                                             PUTNAM
                                         VARIABLE TRUST
                                          SUB-ACCOUNT
                                         --------------
                                               VT
                                          GLOBAL ASSET
                                           ALLOCATION
                                         --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $ 1,666,290
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (398,787)
    Administrative expense..............      (25,078)
                                          -----------
    Net investment income (loss)........    1,242,425
                                          -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    5,409,081
    Cost of investments sold............    6,921,906
                                          -----------
       Realized gains (losses) on
        fund shares.....................   (1,512,825)
Realized gain distributions.............           --
                                          -----------
    Net realized gains (losses).........   (1,512,825)
Change in unrealized gains
 (losses)...............................    8,448,755
                                          -----------
    Net realized and unrealized
     gains (losses) on
     investments........................    6,935,930
                                          -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $ 8,178,355
                                          ===========

--------
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities
(r)On February 13, 2009, VT New Value merged into VT Equity Income Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                              PUTNAM         PUTNAM          PUTNAM         PUTNAM         PUTNAM
                                          VARIABLE TRUST VARIABLE TRUST  VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                           SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                          -------------- --------------- -------------- -------------- --------------
                                            VT GLOBAL       VT GLOBAL      VT GLOBAL    VT GROWTH AND    VT GROWTH
                                              EQUITY     HEALTH CARE (S) UTILITIES (T)      INCOME     OPPORTUNITIES
                                          -------------- --------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $        --     $       --      $  899,777    $  4,961,626    $   76,890
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (308,052)      (460,764)       (304,320)     (2,473,640)     (140,761)
    Administrative expense...............           --         (9,436)         (5,919)        (67,410)          (87)
                                           -----------     ----------      ----------    ------------    ----------
    Net investment income (loss).........     (308,052)      (470,200)        589,538       2,420,576       (63,958)
                                           -----------     ----------      ----------    ------------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    3,683,506      5,877,326       4,841,771      32,818,792     1,284,092
    Cost of investments sold.............    6,669,895      6,429,444       5,732,840      59,714,788     2,038,778
                                           -----------     ----------      ----------    ------------    ----------
       Realized gains (losses) on
        fund shares......................   (2,986,389)      (552,118)       (891,069)    (26,895,996)     (754,686)
Realized gain distributions..............           --      3,772,562       1,494,095              --            --
                                           -----------     ----------      ----------    ------------    ----------
    Net realized gains (losses)..........   (2,986,389)     3,220,444         603,026     (26,895,996)     (754,686)
Change in unrealized gains (losses)......    8,971,464      4,460,926        (223,334)     69,566,817     4,125,145
                                           -----------     ----------      ----------    ------------    ----------
    Net realized and unrealized gains
     (losses) on investments.............    5,985,075      7,681,370         379,692      42,670,821     3,370,459
                                           -----------     ----------      ----------    ------------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $ 5,677,023     $7,211,170      $  969,230    $ 45,091,397    $3,306,501
                                           ===========     ==========      ==========    ============    ==========

                                              PUTNAM
                                          VARIABLE TRUST
                                           SUB-ACCOUNT
                                          --------------

                                          VT HIGH YIELD
                                          --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $ 5,449,597
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (740,434)
    Administrative expense...............      (54,408)
                                           -----------
    Net investment income (loss).........    4,654,755
                                           -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   12,442,503
    Cost of investments sold.............   16,012,544
                                           -----------
       Realized gains (losses) on
        fund shares......................   (3,570,041)
Realized gain distributions..............           --
                                           -----------
    Net realized gains (losses)..........   (3,570,041)
Change in unrealized gains (losses)......   19,461,222
                                           -----------
    Net realized and unrealized gains
     (losses) on investments.............   15,891,181
                                           -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $20,545,936
                                           ===========

--------
(s)Previously known as VT Health Sciences
(t)Previously known as VT Utilities Growth and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                             PUTNAM         PUTNAM         PUTNAM         PUTNAM          PUTNAM
                                         VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST  VARIABLE TRUST
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                         -------------- -------------- -------------- -------------- ----------------
                                                                             VT             VT
                                                              VT       INTERNATIONAL  INTERNATIONAL
                                                        INTERNATIONAL    GROWTH AND        NEW
                                           VT INCOME        EQUITY         INCOME     OPPORTUNITIES  VT INVESTORS (O)
                                         -------------- -------------- -------------- -------------- ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $ 7,347,595    $         --   $        --     $  279,647     $   749,875
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........   (1,727,714)     (1,951,881)     (344,638)      (265,514)       (868,582)
    Administrative expense..............     (120,518)       (113,427)           --             --         (16,382)
                                          -----------    ------------   -----------     ----------     -----------
    Net investment income (loss)........    5,499,363      (2,065,308)     (344,638)        14,133        (135,089)
                                          -----------    ------------   -----------     ----------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   29,012,905      24,265,008     4,512,862      2,639,960      11,058,947
    Cost of investments sold............   34,637,799      41,300,150     8,343,962      3,159,086      16,971,980
                                          -----------    ------------   -----------     ----------     -----------
       Realized gains (losses) on
        fund shares.....................   (5,624,894)    (17,035,142)   (3,831,100)      (519,126)     (5,913,033)
Realized gain distributions.............           --              --            --             --              --
                                          -----------    ------------   -----------     ----------     -----------
    Net realized gains (losses).........   (5,624,894)    (17,035,142)   (3,831,100)      (519,126)     (5,913,033)
Change in unrealized gains
 (losses)...............................   45,504,357      47,135,096     9,678,938      6,546,075      23,182,069
                                          -----------    ------------   -----------     ----------     -----------
    Net realized and unrealized
     gains (losses) on
     investments........................   39,879,463      30,099,954     5,847,838      6,026,949      17,269,036
                                          -----------    ------------   -----------     ----------     -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................  $45,378,826    $ 28,034,646   $ 5,503,200     $6,041,082     $17,133,947
                                          ===========    ============   ===========     ==========     ===========

                                             PUTNAM
                                         VARIABLE TRUST
                                          SUB-ACCOUNT
                                         --------------


                                               VT
                                         MID CAP VALUE
                                         --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $    23,411
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........      (97,688)
    Administrative expense..............           --
                                          -----------
    Net investment income (loss)........      (74,277)
                                          -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    2,357,354
    Cost of investments sold............    3,972,367
                                          -----------
       Realized gains (losses) on
        fund shares.....................   (1,615,013)
Realized gain distributions.............           --
                                          -----------
    Net realized gains (losses).........   (1,615,013)
Change in unrealized gains
 (losses)...............................    3,899,838
                                          -----------
    Net realized and unrealized
     gains (losses) on
     investments........................    2,284,825
                                          -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................  $ 2,210,548
                                          ===========

--------
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------


                                       PUTNAM            PUTNAM             PUTNAM          PUTNAM         PUTNAM
                                   VARIABLE TRUST    VARIABLE TRUST     VARIABLE TRUST  VARIABLE TRUST VARIABLE TRUST
                                    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                   -------------- -------------------- ---------------- -------------- --------------
                                                                                           VT OTC &
                                         VT              VT NEW                            EMERGING
                                    MONEY MARKET  OPPORTUNITIES (O)(P) VT NEW VALUE (R)   GROWTH (U)    VT RESEARCH
                                   -------------- -------------------- ---------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................  $   318,095       $   192,205        $  1,984,335    $         --   $   371,562
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.........................   (1,999,036)         (707,002)           (117,815)        (19,203)     (441,053)
    Administrative expense........     (187,724)           (7,149)             (7,781)             --        (6,027)
                                    -----------       -----------        ------------    ------------   -----------
    Net investment income
     (loss).......................   (1,868,665)         (521,946)          1,858,739         (19,203)      (75,518)
                                    -----------       -----------        ------------    ------------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........   87,059,699         8,465,236          68,821,898      11,682,471     5,551,441
    Cost of investments
     sold.........................   87,059,699        15,071,656         151,511,723      27,767,001     7,794,645
                                    -----------       -----------        ------------    ------------   -----------
       Realized gains
        (losses) on fund
        shares....................           --        (6,606,420)        (82,689,825)    (16,084,530)   (2,243,204)
Realized gain distributions.......           --                --                  --              --            --
                                    -----------       -----------        ------------    ------------   -----------
    Net realized gains
     (losses).....................           --        (6,606,420)        (82,689,825)    (16,084,530)   (2,243,204)
Change in unrealized gains
 (losses).........................           --        21,314,340          76,611,056      15,748,401    11,170,771
                                    -----------       -----------        ------------    ------------   -----------
    Net realized and
     unrealized gains (losses)
     on investments...............           --        14,707,920          (6,078,769)       (336,129)    8,927,567
                                    -----------       -----------        ------------    ------------   -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.......................  $(1,868,665)      $14,185,974        $ (4,220,030)   $   (355,332)  $ 8,852,049
                                    ===========       ===========        ============    ============   ===========

                                       PUTNAM
                                   VARIABLE TRUST
                                    SUB-ACCOUNT
                                   --------------

                                    VT SMALL CAP
                                       VALUE
                                   --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................  $   842,153
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.........................     (703,807)
    Administrative expense........      (15,706)
                                    -----------
    Net investment income
     (loss).......................      122,640
                                    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........    9,540,961
    Cost of investments
     sold.........................   16,792,257
                                    -----------
       Realized gains
        (losses) on fund
        shares....................   (7,251,296)
Realized gain distributions.......           --
                                    -----------
    Net realized gains
     (losses).....................   (7,251,296)
Change in unrealized gains
 (losses).........................   19,944,310
                                    -----------
    Net realized and
     unrealized gains (losses)
     on investments...............   12,693,014
                                    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.......................  $12,815,654
                                    ===========

--------
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities
(r)On February 13, 2009, VT New Value merged into VT Equity Income Fund
(u)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                        PUTNAM         PUTNAM       RIDGEWORTH       RIDGEWORTH       RIDGEWORTH
                                    VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST   VARIABLE TRUST   VARIABLE TRUST
                                     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                    -------------- -------------- --------------- ---------------- ----------------
                                                                    RIDGEWORTH       RIDGEWORTH       RIDGEWORTH
                                                                     LARGE CAP       LARGE CAP        LARGE CAP
                                     VT VISTA (U)    VT VOYAGER   CORE EQUITY (M) GROWTH STOCK (M) VALUE EQUITY (M)
                                    -------------- -------------- --------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..........................  $        --    $  1,129,201    $    11,028     $    56,918      $    82,331
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk..........................     (551,443)     (1,885,056)        (5,739)        (24,486)         (25,981)
    Administrative expense.........      (10,342)        (78,193)          (556)         (1,972)          (2,124)
                                     -----------    ------------    -----------     -----------      -----------
    Net investment income
     (loss)........................     (561,785)       (834,048)         4,733          30,460           54,226
                                     -----------    ------------    -----------     -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales............    6,525,913      25,885,632      1,486,824       6,821,236        7,247,018
    Cost of investments sold.......    9,281,428      38,413,236      2,544,416      11,957,691       10,192,644
                                     -----------    ------------    -----------     -----------      -----------
       Realized gains
        (losses) on fund
        shares.....................   (2,755,515)    (12,527,604)    (1,057,592)     (5,136,455)      (2,945,626)
Realized gain distributions........           --              --             --              --               --
                                     -----------    ------------    -----------     -----------      -----------
    Net realized gains
     (losses)......................   (2,755,515)    (12,527,604)    (1,057,592)     (5,136,455)      (2,945,626)
Change in unrealized gains
 (losses)..........................   16,842,787      77,780,458        954,967       5,112,992        2,323,580
                                     -----------    ------------    -----------     -----------      -----------
    Net realized and unrealized
     gains (losses) on
     investments...................   14,087,272      65,252,854       (102,625)        (23,463)        (622,046)
                                     -----------    ------------    -----------     -----------      -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS........................  $13,525,487    $ 64,418,806    $   (97,892)    $     6,997      $  (567,820)
                                     ===========    ============    ===========     ===========      ===========

                                      RIDGEWORTH
                                    VARIABLE TRUST
                                     SUB-ACCOUNT
                                    --------------
                                      RIDGEWORTH
                                     MID CAP CORE
                                      EQUITY (M)
                                    --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..........................  $    19,820
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk..........................       (8,849)
    Administrative expense.........         (722)
                                     -----------
    Net investment income
     (loss)........................       10,249
                                     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales............    2,531,350
    Cost of investments sold.......    4,711,480
                                     -----------
       Realized gains
        (losses) on fund
        shares.....................   (2,180,130)
Realized gain distributions........           --
                                     -----------
    Net realized gains
     (losses)......................   (2,180,130)
Change in unrealized gains
 (losses)..........................    2,075,372
                                     -----------
    Net realized and unrealized
     gains (losses) on
     investments...................     (104,758)
                                     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS........................  $   (94,509)
                                     ===========

--------
(u)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                         THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                                            RIDGEWORTH        RYDEX      INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                                          VARIABLE TRUST  VARIABLE TRUST  FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                                           SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ---------------- -------------- ------------- ------------- ------------- -------------
                                                             RYDEX VT                   VAN KAMPEN    VAN KAMPEN
                                            RIDGEWORTH      NASDAQ 100    VAN KAMPEN     UIF CORE    UIF EMERGING   VAN KAMPEN
                                            SMALL CAP        STRATEGY     UIF CAPITAL   PLUS FIXED      MARKETS     UIF GLOBAL
                                         VALUE EQUITY (M)      FUND         GROWTH        INCOME        EQUITY     VALUE EQUITY
                                         ---------------- -------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $    22,425        $  --       $        --    $ 95,951     $        --     $ 1,207
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........       (12,796)          (1)         (389,023)    (15,633)       (442,476)       (259)
    Administrative expense..............        (1,201)          --           (32,613)     (1,085)        (28,516)        (18)
                                           -----------        -----       -----------    --------     -----------     -------
    Net investment income
     (loss).............................         8,428           (1)         (421,636)     79,233        (470,992)        930
                                           -----------        -----       -----------    --------     -----------     -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     3,508,006          591         6,176,003     330,570       4,194,646       8,909
    Cost of investments sold............     7,533,906          862         7,030,753     366,188       5,916,650      17,512
                                           -----------        -----       -----------    --------     -----------     -------
       Realized gains (losses) on
        fund shares.....................    (4,025,900)        (271)         (854,750)    (35,618)     (1,722,004)     (8,603)
Realized gain distributions.............            --           --                --          --              --          --
                                           -----------        -----       -----------    --------     -----------     -------
    Net realized gains (losses).........    (4,025,900)        (271)         (854,750)    (35,618)     (1,722,004)     (8,603)
Change in unrealized gains
 (losses)...............................     4,014,617          231        13,956,146      37,367      16,865,660       8,650
                                           -----------        -----       -----------    --------     -----------     -------
    Net realized and unrealized
     gains (losses) on
     investments........................       (11,283)         (40)       13,101,396       1,749      15,143,656          47
                                           -----------        -----       -----------    --------     -----------     -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $    (2,855)       $ (41)      $12,679,760    $ 80,982     $14,672,664     $   977
                                           ===========        =====       ===========    ========     ===========     =======

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                   THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                                   INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                                    FUNDS, INC.   FUNDS, INC.    FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                                    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                   ------------- -------------- -------------- ------------- ------------- -------------
                                                                                VAN KAMPEN
                                    VAN KAMPEN   VAN KAMPEN UIF                  UIF U.S.     VAN KAMPEN
                                        UIF      INTERNATIONAL  VAN KAMPEN UIF    MID CAP      UIF U.S.     VAN KAMPEN
                                    HIGH YIELD       MAGNUM     MID CAP GROWTH     VALUE      REAL ESTATE    UIF VALUE
                                   ------------- -------------- -------------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................    $  450      $   510,979    $        --    $   671,608   $   626,453    $  2,575
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.........................       (77)        (257,411)      (284,664)      (825,414)     (298,982)     (1,156)
    Administrative expense........        (6)         (16,745)       (18,056)       (60,053)      (19,149)        (79)
                                      ------      -----------    -----------    -----------   -----------    --------
    Net investment income
     (loss).......................       367          236,823       (302,720)      (213,859)      308,322       1,340
                                      ------      -----------    -----------    -----------   -----------    --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........     1,396        3,882,121      4,314,519      9,461,771     3,365,822      33,891
    Cost of investments
     sold.........................     1,053        6,086,054      6,169,878     15,579,346     6,406,366      53,663
                                      ------      -----------    -----------    -----------   -----------    --------
       Realized gains
        (losses) on fund
        shares....................       343       (2,203,933)    (1,855,359)    (6,117,575)   (3,040,544)    (19,772)
Realized gain distributions.......        --               --             --             --            --          --
                                      ------      -----------    -----------    -----------   -----------    --------
    Net realized gains
     (losses).....................       343       (2,203,933)    (1,855,359)    (6,117,575)   (3,040,544)    (19,772)
Change in unrealized gains
 (losses).........................     1,081        6,446,903     10,006,419     23,337,971     7,591,218      38,152
                                      ------      -----------    -----------    -----------   -----------    --------
    Net realized and
     unrealized gains (losses)
     on investments...............     1,424        4,242,970      8,151,060     17,220,396     4,550,674      18,380
                                      ------      -----------    -----------    -----------   -----------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................    $1,791      $ 4,479,793    $ 7,848,340    $17,006,537   $ 4,858,996    $ 19,720
                                      ======      ===========    ===========    ===========   ===========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                         THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                                         INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                                          FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                                          (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------- ------------- ------------- ------------- ------------- -------------
                                                                      VAN KAMPEN
                                          VAN KAMPEN    VAN KAMPEN   UIF EMERGING   VAN KAMPEN    VAN KAMPEN    VAN KAMPEN
                                          UIF CAPITAL  UIF EMERGING     MARKETS     UIF EQUITY    UIF GLOBAL     UIF INT'L
                                            GROWTH     MARKETS DEBT     EQUITY      AND INCOME     FRANCHISE   GROWTH EQUITY
                                          (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)
                                         ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $       --    $1,579,704    $        --   $ 1,317,962   $ 5,386,713   $   27,997
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........    (122,523)     (282,244)      (218,488)     (660,924)     (972,520)     (51,798)
    Administrative expense..............     (16,467)      (38,471)       (28,534)      (89,345)     (127,121)      (6,464)
                                          ----------    ----------    -----------   -----------   -----------   ----------
    Net investment income (loss)........    (138,990)    1,258,989       (247,022)      567,693     4,287,072      (30,265)
                                          ----------    ----------    -----------   -----------   -----------   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   1,916,871     4,310,633      3,114,550     9,463,291    12,760,655      809,128
    Cost of investments sold............   2,062,180     5,165,235      4,605,890    11,513,968    16,392,074    1,112,792
                                          ----------    ----------    -----------   -----------   -----------   ----------
       Realized gains (losses) on
        fund shares.....................    (145,309)     (854,602)    (1,491,340)   (2,050,677)   (3,631,419)    (303,664)
Realized gain distributions.............          --            --             --            --     3,471,089           --
                                          ----------    ----------    -----------   -----------   -----------   ----------
    Net realized gains (losses).........    (145,309)     (854,602)    (1,491,340)   (2,050,677)     (160,330)    (303,664)
Change in unrealized gains
 (losses)...............................   4,439,121     4,474,082      9,374,581    10,222,886    12,292,926    1,389,961
                                          ----------    ----------    -----------   -----------   -----------   ----------
    Net realized and unrealized
     gains (losses) on
     investments........................   4,293,812     3,619,480      7,883,241     8,172,209    12,132,596    1,086,297
                                          ----------    ----------    -----------   -----------   -----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $4,154,822    $4,878,469    $ 7,636,219   $ 8,739,902   $16,419,668   $1,056,032
                                          ==========    ==========    ===========   ===========   ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                       THE          VAN          VAN
                                      THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL    UNIVERSAL     KAMPEN       KAMPEN
                                      INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL    LIFE         LIFE
                                       FUNDS, INC.   FUNDS, INC.    FUNDS, INC.    FUNDS, INC.  INVESTMENT   INVESTMENT
                                       (CLASS II)     (CLASS II)     (CLASS II)    (CLASS II)      TRUST        TRUST
                                       SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                      ------------- -------------- -------------- ------------- -----------  -----------
                                       VAN KAMPEN   VAN KAMPEN UIF VAN KAMPEN UIF  VAN KAMPEN
                                       UIF MID CAP  SMALL COMPANY   U.S. MID CAP    UIF U.S.
                                         GROWTH         GROWTH         VALUE       REAL ESTATE  LIT CAPITAL      LIT
                                       (CLASS II)     (CLASS II)     (CLASS II)    (CLASS II)     GROWTH      COMSTOCK
                                      ------------- -------------- -------------- ------------- -----------  -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $        --   $        --    $   484,053   $  1,340,918  $    25,480  $ 1,776,908
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......     (446,488)     (188,036)      (610,922)      (635,889)    (323,457)    (500,996)
    Administrative expense...........      (58,159)      (23,942)       (79,583)       (86,052)     (22,283)     (36,554)
                                       -----------   -----------    -----------   ------------  -----------  -----------
    Net investment income
     (loss)..........................     (504,647)     (211,978)      (206,452)       618,977     (320,260)   1,239,358
                                       -----------   -----------    -----------   ------------  -----------  -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    8,592,255     2,880,592      9,200,839     14,578,189    4,541,071    7,986,410
    Cost of investments sold.........   12,957,927     3,945,784     15,664,154     27,442,923    6,805,693   11,490,119
                                       -----------   -----------    -----------   ------------  -----------  -----------
       Realized gains (losses)
        on fund shares...............   (4,365,672)   (1,065,192)    (6,463,315)   (12,864,734)  (2,264,622)  (3,503,709)
Realized gain distributions..........           --            --             --             --           --           --
                                       -----------   -----------    -----------   ------------  -----------  -----------
    Net realized gains (losses)......   (4,365,672)   (1,065,192)    (6,463,315)   (12,864,734)  (2,264,622)  (3,503,709)
Change in unrealized gains
 (losses)............................   18,035,301     5,880,984     20,023,617     24,898,064   13,534,015   11,005,018
                                       -----------   -----------    -----------   ------------  -----------  -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   13,669,629     4,815,792     13,560,302     12,033,330   11,269,393    7,501,309
                                       -----------   -----------    -----------   ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $13,164,982   $ 4,603,814    $13,353,850   $ 12,652,307  $10,949,133  $ 8,740,667
                                       ===========   ===========    ===========   ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                   VAN KAMPEN    VAN KAMPEN     VAN KAMPEN   VAN KAMPEN
                                      VAN KAMPEN     VAN KAMPEN       LIFE          LIFE           LIFE         LIFE
                                         LIFE           LIFE       INVESTMENT    INVESTMENT     INVESTMENT   INVESTMENT
                                      INVESTMENT     INVESTMENT       TRUST        TRUST          TRUST         TRUST
                                         TRUST         TRUST       (CLASS II)    (CLASS II)     (CLASS II)   (CLASS II)
                                      SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                      ----------- ---------------- -----------  ------------  -------------- -----------
                                                                   LIT CAPITAL                LIT GROWTH AND LIT MID CAP
                                          LIT           LIT          GROWTH     LIT COMSTOCK      INCOME       GROWTH
                                      GOVERNMENT  MONEY MARKET (V) (CLASS II)    (CLASS II)     (CLASS II)   (CLASS II)
                                      ----------- ---------------- -----------  ------------  -------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $ 62,894      $      348    $        --  $  6,309,204   $ 3,008,706   $        --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......   (12,052)        (45,048)      (483,875)   (2,245,657)   (1,204,079)     (164,846)
    Administrative expense...........      (983)         (3,489)       (48,734)     (239,777)     (159,371)      (17,350)
                                       --------      ----------    -----------  ------------   -----------   -----------
    Net investment income
     (loss)..........................    49,859         (48,189)      (532,609)    3,823,770     1,645,256      (182,196)
                                       --------      ----------    -----------  ------------   -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   518,937       5,720,470      6,024,942    27,284,384    14,724,919     2,193,251
    Cost of investments sold.........   529,004       5,720,470      7,112,837    38,621,491    19,021,148     3,675,708
                                       --------      ----------    -----------  ------------   -----------   -----------
       Realized gains (losses)
        on fund shares...............   (10,067)             --     (1,087,895)  (11,337,107)   (4,296,229)   (1,482,457)
Realized gain distributions..........        --              --             --            --            --            --
                                       --------      ----------    -----------  ------------   -----------   -----------
    Net realized gains (losses)......   (10,067)             --     (1,087,895)  (11,337,107)   (4,296,229)   (1,482,457)
Change in unrealized gains
 (losses)............................   (46,509)             --     16,603,977    42,579,696    19,943,191     6,321,039
                                       --------      ----------    -----------  ------------   -----------   -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (56,576)             --     15,516,082    31,242,589    15,646,962     4,838,582
                                       --------      ----------    -----------  ------------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ (6,717)     $  (48,189)   $14,983,473  $ 35,066,359   $17,292,218   $ 4,656,386
                                       ========      ==========    ===========  ============   ===========   ===========

--------
(v)For the period beginning January 1, 2009 and ended December 18, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                 VAN KAMPEN LIFE
                                                                 INVESTMENT TRUST
                                                                    (CLASS II)
                                                                   SUB-ACCOUNT
                                                                 ----------------
                                                                       LIT
                                                                   MONEY MARKET
                                                                  (CLASS II) (V)
                                                                 ----------------
NET INVESTMENT INCOME (LOSS)
Dividends.......................................................   $     3,078
Charges from Lincoln Benefit Life Company:
    Mortality and expense risk..................................      (436,449)
    Administrative expense......................................       (59,182)
                                                                   -----------
    Net investment income (loss)................................      (492,553)
                                                                   -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.........................................    47,125,848
    Cost of investments sold....................................    47,125,848
                                                                   -----------
       Realized gains (losses) on fund shares...................            --
Realized gain distributions.....................................            --
                                                                   -----------
    Net realized gains (losses).................................            --
Change in unrealized gains (losses).............................            --
                                                                   -----------
    Net realized and unrealized gains (losses) on investments...            --
                                                                   -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...............   $  (492,553)
                                                                   ===========

--------
(v)For the period beginning January 1, 2009 and ended December 18, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED                 ADVANCED              ADVANCED
                                                       SERIES TRUST             SERIES TRUST          SERIES TRUST
                                                       SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                                 -----------------------  -----------------------  ------------------
                                                           AST                                             AST
                                                   ACADEMIC STRATEGIES              AST                AGGRESSIVE
                                                     ASSET ALLOCATION       ADVANCED STRATEGIES     ASSET ALLOCATION
                                                 -----------------------  -----------------------  ------------------
                                                    2009         2008        2009         2008       2009      2008
                                                 ----------  -----------  ----------  -----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   44,272  $   (33,789) $   26,435  $     4,622  $    (78) $   (859)
Net realized gains (losses).....................   (607,288)  (1,716,106)   (100,516)    (476,165)  (12,497)  (23,332)
Change in unrealized gains (losses).............  1,664,740   (1,673,389)    463,192     (246,425)   34,096   (52,880)
                                                 ----------  -----------  ----------  -----------  --------  --------
Increase (decrease) in net assets from
 operations.....................................  1,101,724   (3,423,284)    389,111     (717,968)   21,521   (77,071)
                                                 ----------  -----------  ----------  -----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................    137,329   10,944,765     284,123    2,313,219        --   197,404
Benefit payments................................         --           --          --           --        --        --
Payments on termination.........................   (310,554)    (201,029)    (26,336)     (30,538)     (912)       --
Contract maintenance charge.....................    (12,833)      (1,372)     (5,580)        (511)      (64)      (19)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    116,363   (4,885,250)    306,495   (1,438,097)     (594)  (87,223)
                                                 ----------  -----------  ----------  -----------  --------  --------
Increase (decrease) in net assets from contract
 transactions...................................    (69,695)   5,857,114     558,702      844,073    (1,570)  110,162
                                                 ----------  -----------  ----------  -----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  1,032,029    2,433,830     947,813      126,105    19,951    33,091
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  6,065,016    3,631,186   1,364,986    1,238,881    87,102    54,011
                                                 ----------  -----------  ----------  -----------  --------  --------
NET ASSETS AT END OF PERIOD..................... $7,097,045  $ 6,065,016  $2,312,799  $ 1,364,986  $107,053  $ 87,102
                                                 ==========  ===========  ==========  ===========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    867,264      348,463     188,627      118,452    14,799     5,213
       Units issued.............................    375,660    1,763,431     178,430      429,900     8,146    25,121
       Units redeemed...........................   (412,210)  (1,244,630)   (109,917)    (359,725)   (8,562)  (15,535)
                                                 ----------  -----------  ----------  -----------  --------  --------
    Units outstanding at end of period..........    830,714      867,264     257,140      188,627    14,383    14,799
                                                 ==========  ===========  ==========  ===========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED           ADVANCED           ADVANCED
                                                        SERIES TRUST       SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  ------------------  ----------------
                                                            AST                 AST                AST
                                                     ALLIANCE BERNSTEIN ALLIANCE BERNSTEIN  AMERICAN CENTURY
                                                         CORE VALUE       GROWTH & INCOME    INCOME & GROWTH
                                                     -----------------  ------------------  ----------------
                                                       2009     2008      2009      2008      2009     2008
                                                     -------  --------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   681  $  1,758  $    194  $    (20) $   119  $    38
Net realized gains (losses).........................    (769)   (6,809)  (17,596)   (1,817)    (979)    (567)
Change in unrealized gains (losses).................   4,694   (15,290)   17,574   (22,277)   1,997   (1,038)
                                                     -------  --------  --------  --------  -------  -------
Increase (decrease) in net assets from operations...   4,606   (20,341)      172   (24,114)   1,137   (1,567)
                                                     -------  --------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --        --        --        --       --   12,787
Benefit payments....................................      --        --        --        --       --       --
Payments on termination.............................    (865)       --   (14,984)  (21,990)      --       --
Contract maintenance charge.........................     (10)       (3)      (13)      (11)     (11)      --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  25,705    33,199        10    27,852   (3,815)    (103)
                                                     -------  --------  --------  --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................  24,830    33,196   (14,987)    5,851   (3,826)  12,684
                                                     -------  --------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................  29,436    12,855   (14,815)  (18,263)  (2,689)  11,117
NET ASSETS AT BEGINNING OF PERIOD...................  22,378     9,523    30,079    48,342   11,117       --
                                                     -------  --------  --------  --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $51,814  $ 22,378  $ 15,264  $ 30,079  $ 8,428  $11,117
                                                     =======  ========  ========  ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,100     1,001     5,058     4,741    1,808       --
       Units issued.................................   3,892    10,496        31     3,023      688    2,190
       Units redeemed...............................    (158)   (7,397)   (2,914)   (2,706)  (1,315)    (382)
                                                     -------  --------  --------  --------  -------  -------
    Units outstanding at end of period..............   7,834     4,100     2,175     5,058    1,181    1,808
                                                     =======  ========  ========  ========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   ADVANCED                ADVANCED              ADVANCED
                                                 SERIES TRUST            SERIES TRUST          SERIES TRUST
                                                 SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                           -----------------------  ----------------------  ------------------
                                                     AST                      AST                   AST
                                                   BALANCED                  BOND                  BOND
                                               ASSET ALLOCATION         PORTFOLIO 2018        PORTFOLIO 2019
                                           -----------------------  ----------------------  ------------------
                                              2009         2008        2009      2008 (W)     2009    2008 (W)
                                           ----------  -----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $    4,651  $   (17,458) $  (15,154) $   (4,587) $ (4,250) $   (304)
Net realized gains (losses)...............   (278,048)    (966,821)     67,797      52,514     2,702     9,480
Change in unrealized gains (losses).......  1,459,784     (284,136)   (132,716)    165,714    (9,053)    8,867
                                           ----------  -----------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 operations...............................  1,186,387   (1,268,415)    (80,073)    213,641   (10,601)   18,043
                                           ----------  -----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................  1,108,540    6,397,142          --          --        --        --
Benefit payments..........................         --           --          --          --        --        --
Payments on termination...................    (59,497)     (81,603)         --          --      (683)       --
Contract maintenance charge...............    (26,228)      (1,448)       (605)         --      (133)       --
Transfers among the sub-accounts and with
 the Fixed Account--net...................  1,938,542   (1,195,631)    134,871     837,550   302,624    56,774
                                           ----------  -----------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 contract transactions....................  2,961,357    5,118,460     134,266     837,550   301,808    56,774
                                           ----------  -----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS...................................  4,147,744    3,850,045      54,193   1,051,191   291,207    74,817
NET ASSETS AT BEGINNING OF
 PERIOD...................................  4,519,060      669,015   1,051,191          --    74,817        --
                                           ----------  -----------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD............... $8,666,804  $ 4,519,060  $1,105,384  $1,051,191  $366,024  $ 74,817
                                           ==========  ===========  ==========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    615,959       64,108      86,265          --     6,108        --
       Units issued.......................    827,012    1,396,888      90,140     222,127    68,796    20,306
       Units redeemed.....................   (471,776)    (845,037)    (78,363)   (140,862)  (41,881)  (14,198)
                                           ----------  -----------  ----------  ----------  --------  --------
    Units outstanding at end of period....    971,195      615,959      98,042      86,265    33,023     6,108
                                           ==========  ===========  ==========  ==========  ========  ========

--------
(w)For the period beginning January 28, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                        ADVANCED            ADVANCED               ADVANCED
                                                      SERIES TRUST        SERIES TRUST           SERIES TRUST
                                                      SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
                                                     -------------- -----------------------  -------------------
                                                          AST                 AST                    AST
                                                          BOND           CAPITAL GROWTH           CLS GROWTH
                                                     PORTFOLIO 2020     ASSET ALLOCATION       ASSET ALLOCATION
                                                     -------------- -----------------------  -------------------
                                                        2009 (A)       2009         2008       2009       2008
                                                     -------------- ----------  -----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................     $  (10)    $   15,831  $   (38,643) $   (979) $  (1,213)
Net realized gains (losses).........................        (23)      (396,255)  (1,305,026)   (2,153)   (81,997)
Change in unrealized gains (losses).................        (90)     1,368,203   (1,239,015)   44,689      1,729
                                                         ------     ----------  -----------  --------  ---------
Increase (decrease) in net assets from operations...       (123)       987,779   (2,582,684)   41,557    (81,481)
                                                         ------     ----------  -----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................         --        433,057    6,980,265   103,123    416,039
Benefit payments....................................         --             --           --        --         --
Payments on termination.............................         --       (222,784)     (96,388)  (16,590)        --
Contract maintenance charge.........................         --        (10,486)      (1,432)     (384)      (333)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      2,462         68,352   (2,557,133)   (5,421)  (275,277)
                                                         ------     ----------  -----------  --------  ---------
Increase (decrease) in net assets from contract
 transactions.......................................      2,462        268,139    4,325,312    80,728    140,429
                                                         ------     ----------  -----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS...................      2,339      1,255,918    1,742,628   122,285     58,948
NET ASSETS AT BEGINNING OF PERIOD...................         --      4,408,222    2,665,594    58,948         --
                                                         ------     ----------  -----------  --------  ---------
NET ASSETS AT END OF PERIOD.........................     $2,339     $5,664,140  $ 4,408,222  $181,233  $  58,948
                                                         ======     ==========  ===========  ========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period........         --        661,754      256,135     8,789         --
       Units issued.................................        451        444,093    1,543,744    23,860     62,390
       Units redeemed...............................       (186)      (416,773)  (1,138,125)  (11,093)   (53,601)
                                                         ------     ----------  -----------  --------  ---------
    Units outstanding at end of period..............        265        689,074      661,754    21,556      8,789
                                                         ======     ==========  ===========  ========  =========

--------
(a)For the period beginning January 2, 2009 and ended December 31, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                            ADVANCED             ADVANCED          ADVANCED
                                                          SERIES TRUST         SERIES TRUST      SERIES TRUST
                                                          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                     ---------------------  -----------------  ----------------
                                                              AST                  AST                AST
                                                          CLS MODERATE           COHEN &             DEAM
                                                        ASSET ALLOCATION      STEERS REALTY     LARGE-CAP VALUE
                                                     ---------------------  -----------------  ----------------
                                                        2009        2008      2009     2008      2009     2008
                                                     ----------  ---------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (15,219) $  (2,950) $   372  $    953  $   (53) $   260
Net realized gains (losses).........................     (6,440)   (75,971)    (783)   14,743     (106)     714
Change in unrealized gains (losses).................    296,362    (35,120)   8,470   (30,489)   2,578   (9,151)
                                                     ----------  ---------  -------  --------  -------  -------
Increase (decrease) in net assets from operations...    274,703   (114,041)   8,059   (14,793)   2,419   (8,177)
                                                     ----------  ---------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................    268,379    853,716       54    (2,500)     108    4,000
Benefit payments....................................         --         --       --        --       --       --
Payments on termination.............................    (40,925)       238     (430)       --       --       --
Contract maintenance charge.........................     (3,315)      (181)     (25)      (15)     (14)      (3)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    404,781      6,452    1,230    34,099      702   16,372
                                                     ----------  ---------  -------  --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................    628,920    860,225      829    31,584      796   20,369
                                                     ----------  ---------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................    903,623    746,184    8,888    16,791    3,215   12,192
NET ASSETS AT BEGINNING OF PERIOD...................    746,184         --   24,514     7,723   13,412    1,220
                                                     ----------  ---------  -------  --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $1,649,807  $ 746,184  $33,402  $ 24,514  $16,627  $13,412
                                                     ==========  =========  =======  ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    101,548         --    4,091       823    2,205      124
       Units issued.................................    133,704    174,809      465     4,586      513    2,948
       Units redeemed...............................    (50,524)   (73,261)    (266)   (1,318)    (376)    (867)
                                                     ----------  ---------  -------  --------  -------  -------
    Units outstanding at end of period..............    184,728    101,548    4,290     4,091    2,342    2,205
                                                     ==========  =========  =======  ========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                        ADVANCED         ADVANCED              ADVANCED
                                                      SERIES TRUST     SERIES TRUST          SERIES TRUST
                                                       SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT
                                                     --------------- ----------------  -----------------------
                                                           AST              AST                  AST
                                                          DEAM           FEDERATED           FIRST TRUST
                                                     SMALL-CAP VALUE AGGRESSIVE GROWTH     BALANCED TARGET
                                                     --------------- ----------------  -----------------------
                                                        2008 (X)       2009     2008      2009         2008
                                                     --------------- -------  -------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................     $    70     $  (135) $  (192) $   49,036  $    14,033
Net realized gains (losses).........................        (111)     (1,928)     (80)   (164,919)  (1,178,525)
Change in unrealized gains (losses).................          (9)      5,219   (8,055)    539,924     (357,780)
                                                         -------     -------  -------  ----------  -----------
Increase (decrease) in net assets from operations...         (50)      3,156   (8,327)    424,041   (1,522,272)
                                                         -------     -------  -------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................       1,000          54    8,125     371,032    4,376,569
Benefit payments....................................          --          --       --          --           --
Payments on termination.............................          --          --       --    (309,875)     (97,581)
Contract maintenance charge.........................          --         (14)      (2)     (6,388)      (1,748)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      (1,294)     (3,768)  11,211     355,873   (3,389,259)
                                                         -------     -------  -------  ----------  -----------
Increase (decrease) in net assets from contract
 transactions.......................................        (294)     (3,728)  19,334     410,642      887,981
                                                         -------     -------  -------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS...................        (344)       (572)  11,007     834,683     (634,291)
NET ASSETS AT BEGINNING OF PERIOD...................         344      11,623      616   1,844,824    2,479,115
                                                         -------     -------  -------  ----------  -----------
NET ASSETS AT END OF PERIOD.........................     $    --     $11,051  $11,623  $2,679,507  $ 1,844,824
                                                         =======     =======  =======  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period........          39       2,062       60     274,572      238,272
       Units issued.................................          --         446    3,330     308,083      881,431
       Units redeemed...............................         (39)     (1,010)  (1,328)   (255,641)    (845,131)
                                                         -------     -------  -------  ----------  -----------
    Units outstanding at end of period..............          --       1,498    2,062     327,014      274,572
                                                         =======     =======  =======  ==========  ===========

--------
(x)For the period beginning January 1, 2008 and ended July 18, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                           ADVANCED               ADVANCED          ADVANCED
                                                         SERIES TRUST           SERIES TRUST      SERIES TRUST
                                                          SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
                                                   ------------------------  -----------------  ---------------
                                                              AST                   AST               AST
                                                      FIRST TRUST CAPITAL        FOCUS FOUR          GLOBAL
                                                      APPRECIATION TARGET      PLUS PORTFOLIO     REAL ESTATE
                                                   ------------------------  -----------------  ---------------
                                                       2009         2008     2009 (B)  2008 (Y)  2009   2008 (Y)
                                                   -----------  -----------  --------  -------- ------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $    51,011  $   (54,620) $   (209) $   (26) $   24    $ --
Net realized gains (losses).......................    (669,282)  (3,406,114)    4,151   (1,471)    134      --
Change in unrealized gains (losses)...............   2,078,860   (2,330,234)     (422)     422     476      23
                                                   -----------  -----------  --------  -------  ------    ----
Increase (decrease) in net assets from operations.   1,460,589   (5,790,968)    3,520   (1,075)    634      23
                                                   -----------  -----------  --------  -------  ------    ----
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................     362,956   17,121,131     8,211   16,046      --      --
Benefit payments..................................          --           --        --       --      --      --
Payments on termination...........................     (90,118)    (151,793)       --       --    (417)     --
Contract maintenance charge.......................     (18,297)        (853)      (78)      --      (2)     --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................   2,116,647   (9,223,192)  (24,972)  (1,652)    852     417
                                                   -----------  -----------  --------  -------  ------    ----
Increase (decrease) in net assets from contract
 transactions.....................................   2,371,188    7,745,293   (16,839)  14,394     433     417
                                                   -----------  -----------  --------  -------  ------    ----
INCREASE (DECREASE) IN NET ASSETS.................   3,831,777    1,954,325   (13,319)  13,319   1,067     440
NET ASSETS AT BEGINNING OF PERIOD.................   6,607,414    4,653,089    13,319       --     440      --
                                                   -----------  -----------  --------  -------  ------    ----
NET ASSETS AT END OF PERIOD....................... $10,439,191  $ 6,607,414  $     --  $13,319  $1,507    $440
                                                   ===========  ===========  ========  =======  ======    ====
UNITS OUTSTANDING
    Units outstanding at beginning of period......   1,075,207      441,186     1,780       --      72      --
       Units issued...............................   1,017,568    3,176,694     3,066    3,400     165     109
       Units redeemed.............................    (723,456)  (2,542,673)   (4,846)  (1,620)    (53)    (37)
                                                   -----------  -----------  --------  -------  ------    ----
    Units outstanding at end of period............   1,369,319    1,075,207        --    1,780     184      72
                                                   ===========  ===========  ========  =======  ======    ====

--------
(b)For the period beginning January 1, 2009 and ended November 13, 2009
(y)For the period beginning July 21, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED            ADVANCED         ADVANCED
                                                        SERIES TRUST        SERIES TRUST     SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                                                     -----------------   -----------------  --------------
                                                            AST                 AST               AST
                                                       GOLDMAN SACHS       GOLDMAN SACHS     GOLDMAN SACHS
                                                     CONCENTRATED GROWTH   MID-CAP GROWTH   SMALL-CAP VALUE
                                                     -----------------   -----------------  --------------
                                                       2009      2008      2009     2008     2009    2008
                                                     -------   --------  -------  --------  ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (510)  $   (394) $  (538) $   (587) $    5  $   (6)
Net realized gains (losses).........................    (606)    (3,260)  (3,179)    5,235      (8)     (2)
Change in unrealized gains (losses).................  17,903    (13,435)  22,626   (30,214)    534    (699)
                                                     -------   --------  -------  --------  ------  ------
Increase (decrease) in net assets from operations...  16,787    (17,089)  18,909   (25,566)    531    (707)
                                                     -------   --------  -------  --------  ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................   5,557         --       --    26,750      --      --
Benefit payments....................................      --         --       --        --      --      --
Payments on termination.............................      --         --     (614)       --      --      --
Contract maintenance charge.........................     (45)        (9)     (21)       (6)     (1)     --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (7,156)    36,883      707    34,818      --   2,799
                                                     -------   --------  -------  --------  ------  ------
Increase (decrease) in net assets from contract
 transactions.......................................  (1,644)    36,874       72    61,562      (1)  2,799
                                                     -------   --------  -------  --------  ------  ------
INCREASE (DECREASE) IN NET ASSETS...................  15,143     19,785   18,981    35,996     530   2,092
NET ASSETS AT BEGINNING OF PERIOD...................  30,209     10,424   37,872     1,876   2,092      --
                                                     -------   --------  -------  --------  ------  ------
NET ASSETS AT END OF PERIOD......................... $45,352   $ 30,209  $56,853  $ 37,872  $2,622  $2,092
                                                     =======   ========  =======  ========  ======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,911        998    6,201       181     273      --
       Units issued.................................   1,468     10,613      372    11,113      --     273
       Units redeemed...............................  (1,385)    (6,700)    (569)   (5,093)     --      --
                                                     -------   --------  -------  --------  ------  ------
    Units outstanding at end of period..............   4,994      4,911    6,004     6,201     273     273
                                                     =======   ========  =======  ========  ======  ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED           ADVANCED            ADVANCED
                                                        SERIES TRUST       SERIES TRUST        SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                     -----------------  ------------------  ------------------
                                                                                AST                 AST
                                                            AST           HORIZON GROWTH     HORIZON MODERATE
                                                         HIGH YIELD      ASSET ALLOCATION    ASSET ALLOCATION
                                                     -----------------  ------------------  ------------------
                                                       2009      2008     2009      2008      2009      2008
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  1,944  $ 1,706  $ (1,174) $   (363) $ (4,153) $ (1,377)
Net realized gains (losses).........................    2,312   (1,785)   (1,094)  (16,393)   (2,227)  (46,631)
Change in unrealized gains (losses).................   11,002   (8,111)   25,182       669    75,973    (2,810)
                                                     --------  -------  --------  --------  --------  --------
Increase (decrease) in net assets from operations...   15,258   (8,190)   22,914   (16,087)   69,593   (50,818)
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................    5,557   14,667     2,783   127,586    22,217   410,431
Benefit payments....................................       --       --        --        --        --        --
Payments on termination.............................     (910)      --    (5,689)       --   (26,927)      (92)
Contract maintenance charge.........................      (19)      (6)     (432)      (25)   (1,550)      (91)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (23,709)  30,567    13,430    (5,020)  149,269   (80,084)
                                                     --------  -------  --------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (19,081)  45,228    10,092   122,541   143,009   330,164
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   (3,823)  37,038    33,006   106,454   212,602   279,346
NET ASSETS AT BEGINNING OF PERIOD...................   38,877    1,839   106,454        --   279,346        --
                                                     --------  -------  --------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $ 35,054  $38,877  $139,460  $106,454  $491,948  $279,346
                                                     ========  =======  ========  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    5,007      175    14,892        --    36,625        --
       Units issued.................................    2,645    5,950    12,211    31,197    40,670    87,343
       Units redeemed...............................   (4,283)  (1,118)  (11,479)  (16,305)  (24,280)  (50,718)
                                                     --------  -------  --------  --------  --------  --------
    Units outstanding at end of period..............    3,369    5,007    15,624    14,892    53,015    36,625
                                                     ========  =======  ========  ========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      ADVANCED             ADVANCED               ADVANCED
                                                    SERIES TRUST         SERIES TRUST           SERIES TRUST
                                                     SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
                                                 ------------------   -----------------   ------------------------
                                                                                                     AST
                                                         AST                 AST                 INVESTMENT
                                                 INTERNATIONAL GROWTH INTERNATIONAL VALUE        GRADE BOND
                                                 ------------------   -----------------   ------------------------
                                                   2009       2008      2009      2008        2009       2008 (W)
                                                 --------   --------  -------   --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    422   $     (6) $   807   $  2,235  $   (13,493) $   (48,080)
Net realized gains (losses).....................  (15,023)     3,144   (8,449)    (8,755)   1,513,657      180,638
Change in unrealized gains (losses).............   34,197    (45,166)  24,730    (50,170)    (434,599)     972,934
                                                 --------   --------  -------   --------  -----------  -----------
Increase (decrease) in net assets from
 operations.....................................   19,596    (42,028)  17,088    (56,690)   1,065,565    1,105,492
                                                 --------   --------  -------   --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --     11,929    2,579     34,404           --           --
Benefit payments................................       --         --       --         --           --           --
Payments on termination.........................   (9,791)   (11,037)  (6,898)   (40,055)    (376,588)    (104,937)
Contract maintenance charge.....................      (51)        (5)     (40)       (12)     (81,960)     (23,030)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    1,931     80,284        2     76,488   (7,127,814)  10,746,860
                                                 --------   --------  -------   --------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................   (7,911)    81,171   (4,357)    70,825   (7,586,362)  10,618,893
                                                 --------   --------  -------   --------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   11,685     39,143   12,731     14,135   (6,520,797)  11,724,385
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   63,347     24,204   70,793     56,658   11,724,385           --
                                                 --------   --------  -------   --------  -----------  -----------
NET ASSETS AT END OF PERIOD..................... $ 75,032   $ 63,347  $83,524   $ 70,793  $ 5,203,588  $11,724,385
                                                 ========   ========  =======   ========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   11,637      2,189   12,217      5,414    1,085,050           --
       Units issued.............................    1,520     12,793      348     21,837    1,157,584    2,264,620
       Units redeemed...........................   (2,858)    (3,345)  (1,389)   (15,034)  (1,803,389)  (1,179,570)
                                                 --------   --------  -------   --------  -----------  -----------
    Units outstanding at end of period..........   10,299     11,637   11,176     12,217      439,245    1,085,050
                                                 ========   ========  =======   ========  ===========  ===========

--------
(w)For the period beginning January 28, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED            ADVANCED           ADVANCED
                                                        SERIES TRUST        SERIES TRUST       SERIES TRUST
                                                         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                                                     ------------------   ----------------  -----------------
                                                             AST                                   AST
                                                          JPMORGAN               AST           LORD ABBETT
                                                     INTERNATIONAL EQUITY  LARGE-CAP VALUE    BOND-DEBENTURE
                                                     ------------------   ----------------  -----------------
                                                       2009       2008     2009     2008      2009     2008
                                                     --------   --------  ------  --------  -------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $    929   $  1,228  $   92  $    517  $ 2,012  $  2,611
Net realized gains (losses).........................  (17,055)    (7,054)   (106)   (7,214)    (307)   (1,805)
Change in unrealized gains (losses).................   22,548    (29,682)  1,146    (5,081)   9,248   (11,406)
                                                     --------   --------  ------  --------  -------  --------
Increase (decrease) in net assets from operations...    6,422    (35,508)  1,132   (11,778)  10,953   (10,600)
                                                     --------   --------  ------  --------  -------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................       --     26,750      --        --    3,223        --
Benefit payments....................................       --         --      --        --       --        --
Payments on termination.............................  (16,447)   (22,877)     --        --   (1,276)       --
Contract maintenance charge.........................      (15)        (5)    (14)      (15)     (21)      (10)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   18,248     27,263       1      (573)  17,303    36,058
                                                     --------   --------  ------  --------  -------  --------
Increase (decrease) in net assets from contract
 transactions.......................................    1,786     31,131     (13)     (588)  19,229    36,048
                                                     --------   --------  ------  --------  -------  --------
INCREASE (DECREASE) IN NET ASSETS...................    8,208     (4,377)  1,119   (12,366)  30,182    25,448
NET ASSETS AT BEGINNING OF PERIOD...................   46,426     50,803   6,395    18,761   28,512     3,064
                                                     --------   --------  ------  --------  -------  --------
NET ASSETS AT END OF PERIOD......................... $ 54,634   $ 46,426  $7,514  $  6,395  $58,694  $ 28,512
                                                     ========   ========  ======  ========  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    7,769      4,916   1,159     1,960    3,605       294
       Units issued.................................    2,426     11,619      --     4,851    2,115     4,931
       Units redeemed...............................   (3,368)    (8,766)     (2)   (5,652)    (136)   (1,620)
                                                     --------   --------  ------  --------  -------  --------
    Units outstanding at end of period..............    6,827      7,769   1,157     1,159    5,584     3,605
                                                     ========   ========  ======  ========  =======  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED           ADVANCED           ADVANCED
                                                        SERIES TRUST       SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  ------------------  ----------------
                                                            AST
                                                          MARSICO               AST                AST
                                                       CAPITAL GROWTH    MFS GLOBAL EQUITY     MFS GROWTH
                                                     -----------------  ------------------  ----------------
                                                       2009     2008      2009      2008      2009     2008
                                                     -------  --------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (212) $   (403) $  1,037  $    159  $  (112) $  (104)
Net realized gains (losses).........................    (646)      565   (17,370)   13,464      (52)  (2,499)
Change in unrealized gains (losses).................  12,968   (27,879)   33,612   (43,137)   3,015   (3,291)
                                                     -------  --------  --------  --------  -------  -------
Increase (decrease) in net assets from operations...  12,110   (27,717)   17,279   (29,514)   2,851   (5,894)
                                                     -------  --------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................   5,157    39,559        --    26,750       --       --
Benefit payments....................................      --        --        --        --       --       --
Payments on termination.............................    (575)   (5,841)       --        --     (247)      --
Contract maintenance charge.........................     (19)       (3)      (10)       (2)      (8)      --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  16,067    22,830   (59,404)   79,106    6,260   12,758
                                                     -------  --------  --------  --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................  20,630    56,545   (59,414)  105,854    6,005   12,758
                                                     -------  --------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................  32,740    28,828   (42,135)   76,340    8,856    6,864
NET ASSETS AT BEGINNING OF PERIOD...................  43,938    15,110    84,782     8,442    6,864       --
                                                     -------  --------  --------  --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $76,678  $ 43,938  $ 42,647  $ 84,782  $15,720  $ 6,864
                                                     =======  ========  ========  ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   7,288     1,394    12,467       808    1,010       --
       Units issued.................................   2,773    13,237       405    17,350      931    2,051
       Units redeemed...............................     (92)   (7,343)   (8,056)   (5,691)     (59)  (1,041)
                                                     -------  --------  --------  --------  -------  -------
    Units outstanding at end of period..............   9,969     7,288     4,816    12,467    1,882    1,010
                                                     =======  ========  ========  ========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                         ADVANCED             ADVANCED              ADVANCED
                                                       SERIES TRUST         SERIES TRUST          SERIES TRUST
                                                        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  ----------------------  -----------------
                                                                                                      AST
                                                        AST MID-CAP           AST MONEY        NEUBERGER BERMAN/
                                                           VALUE               MARKET          LSV MID-CAP VALUE
                                                     ----------------  ----------------------  -----------------
                                                       2009     2008      2009        2008       2009     2008
                                                     -------  -------  ----------  ----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $    42  $   128  $  (14,812) $    2,447  $   252  $    203
Net realized gains (losses).........................     (19)  (3,497)         --          --   (2,808)      508
Change in unrealized gains (losses).................   5,465   (3,430)         --          --   12,710   (18,744)
                                                     -------  -------  ----------  ----------  -------  --------
Increase (decrease) in net assets from operations...   5,488   (6,799)    (14,812)      2,447   10,154   (18,033)
                                                     -------  -------  ----------  ----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --       --      85,153     500,696      108     9,375
Benefit payments....................................      --       --    (609,951)   (451,021)      --        --
Payments on termination.............................      --       --        (675)    (41,458)    (254)       --
Contract maintenance charge.........................     (11)      --        (141)        (36)     (30)       (5)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  16,504   12,853     775,398     937,610   (3,354)   33,737
                                                     -------  -------  ----------  ----------  -------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  16,493   12,853     249,784     945,791   (3,530)   43,107
                                                     -------  -------  ----------  ----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS...................  21,981    6,054     234,972     948,238    6,624    25,074
NET ASSETS AT BEGINNING OF PERIOD...................  10,211    4,157   1,014,599      66,361   27,333     2,259
                                                     -------  -------  ----------  ----------  -------  --------
NET ASSETS AT END OF PERIOD......................... $32,192  $10,211  $1,249,571  $1,014,599  $33,957  $ 27,333
                                                     =======  =======  ==========  ==========  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,711      426      98,961       6,546    4,778       225
       Units issued.................................   2,242    5,292     254,892     193,296      694     6,207
       Units redeemed...............................      (1)  (4,007)   (230,393)   (100,881)  (1,196)   (1,654)
                                                     -------  -------  ----------  ----------  -------  --------
    Units outstanding at end of period..............   3,952    1,711     123,460      98,961    4,276     4,778
                                                     =======  =======  ==========  ==========  =======  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED          ADVANCED          ADVANCED
                                                        SERIES TRUST      SERIES TRUST      SERIES TRUST
                                                        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  ---------------  ------------------
                                                                                                 AST
                                                            AST               AST              NIEMANN
                                                      NEUBERGER BERMAN  NEUBERGER BERMAN   CAPITAL GROWTH
                                                       MID-CAP GROWTH   SMALL-CAP GROWTH  ASSET ALLOCATION
                                                     -----------------  ---------------  ------------------
                                                       2009     2008     2009     2008     2009      2008
                                                     -------  --------  ------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (324) $   (370) $  (78) $   (71) $ (1,835) $   (491)
Net realized gains (losses).........................    (468)   (2,505)   (524)     (31)    2,561   (11,940)
Change in unrealized gains (losses).................   7,624   (13,468)  1,806   (2,245)   36,803      (261)
                                                     -------  --------  ------  -------  --------  --------
Increase (decrease) in net assets from operations...   6,832   (16,343)  1,204   (2,347)   37,529   (12,692)
                                                     -------  --------  ------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................     108    30,970      54      500    41,835   164,806
Benefit payments....................................      --        --      --       --        --        --
Payments on termination.............................      --        --      --       --    (8,186)       --
Contract maintenance charge.........................     (11)       (2)     (6)      (2)     (799)      (19)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     643     8,689     588    5,943    19,676   (24,039)
                                                     -------  --------  ------  -------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................     740    39,657     636    6,441    52,526   140,748
                                                     -------  --------  ------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   7,572    23,314   1,840    4,094    90,055   128,056
NET ASSETS AT BEGINNING OF PERIOD...................  23,930       616   4,910      816   128,056        --
                                                     -------  --------  ------  -------  --------  --------
NET ASSETS AT END OF PERIOD......................... $31,502  $ 23,930  $6,750  $ 4,910  $218,111  $128,056
                                                     =======  ========  ======  =======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,052        58     770       72    17,042        --
       Units issued.................................     665     8,147     277    1,109    28,061    40,237
       Units redeemed...............................    (556)   (4,153)   (171)    (411)  (20,798)  (23,195)
                                                     -------  --------  ------  -------  --------  --------
    Units outstanding at end of period..............   4,161     4,052     876      770    24,305    17,042
                                                     =======  ========  ======  =======  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED           ADVANCED            ADVANCED
                                                        SERIES TRUST       SERIES TRUST        SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                     -----------------  ------------------  ------------------
                                                            AST                 AST                 AST
                                                         PARAMETRIC            PIMCO               PIMCO
                                                      EMERGING MARKETS   LIMITED MATURITY      TOTAL RETURN
                                                           EQUITY              BOND                BOND
                                                     -----------------  ------------------  ------------------
                                                       2009    2008 (Y)   2009      2008      2009      2008
                                                     --------  -------- --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (125) $   (14) $  6,189  $  2,853  $  5,451  $  3,683
Net realized gains (losses).........................    2,267       (6)   12,261      (237)    6,293      (309)
Change in unrealized gains (losses).................    7,579   (2,001)   (5,162)   (6,259)   12,621    11,705
                                                     --------  -------  --------  --------  --------  --------
Increase (decrease) in net assets from operations...    9,721   (2,021)   13,288    (3,643)   24,365    (8,331)
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................    1,799       --        --    53,500     3,223     3,661
Benefit payments....................................       --       --        --        --        --        --
Payments on termination.............................  (10,564)      --   (16,720)  (10,000)  (33,179)  (32,497)
Contract maintenance charge.........................     (107)      --       (94)       --       (75)      (36)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   22,100    6,717   (21,025)  144,659   227,912   160,600
                                                     --------  -------  --------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................   13,228    6,717   (37,839)  188,159   197,881   131,728
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   22,949    4,696   (24,551)  184,516   222,246   123,397
NET ASSETS AT BEGINNING OF PERIOD...................    4,696       --   184,516        --   190,052    66,655
                                                     --------  -------  --------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $ 27,645  $ 4,696  $159,965  $184,516  $412,298  $190,052
                                                     ========  =======  ========  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........      840       --    17,852        --    18,608     6,291
       Units issued.................................    3,362      975     6,430    25,490    30,746    21,515
       Units redeemed...............................   (1,186)    (135)  (10,070)   (7,638)  (13,994)   (9,198)
                                                     --------  -------  --------  --------  --------  --------
    Units outstanding at end of period..............    3,016      840    14,212    17,852    35,360    18,608
                                                     ========  =======  ========  ========  ========  ========

--------
(y)For the period beginning July 21, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                        ADVANCED              ADVANCED             ADVANCED
                                                      SERIES TRUST          SERIES TRUST         SERIES TRUST
                                                       SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                                 ----------------------  ------------------  -------------------
                                                           AST                   AST                 AST
                                                      PRESERVATION             QMA US        SCHRODERS MULTI-ASSET
                                                    ASSET ALLOCATION        EQUITY ALPHA       WORLD STRATEGIES
                                                 ----------------------  ------------------  -------------------
                                                    2009        2008       2009      2008      2009        2008
                                                 ----------  ----------  --------  --------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (13,639) $  (17,542) $    706  $  1,468  $    257   $     431
Net realized gains (losses).....................    (39,005)   (334,685)  (15,943)   (8,714)    2,886     (78,711)
Change in unrealized gains (losses).............  1,391,623    (332,203)   23,979   (28,090)  158,744      (4,800)
                                                 ----------  ----------  --------  --------  --------   ---------
Increase (decrease) in net assets from
 operations.....................................  1,338,979    (684,430)    8,742   (35,336)  161,887     (83,080)
                                                 ----------  ----------  --------  --------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................  1,748,606   4,794,226        --    13,375   221,304     548,322
Benefit payments................................         --          --        --        --        --          --
Payments on termination.........................   (413,573)   (253,721)       --        --    (4,756)    (21,196)
Contract maintenance charge.....................    (23,385)     (1,380)       (9)       --    (2,622)        (62)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  1,530,423     288,277   (50,354)   80,997   116,065    (274,525)
                                                 ----------  ----------  --------  --------  --------   ---------
Increase (decrease) in net assets from contract
 transactions...................................  2,842,071   4,827,402   (50,363)   94,372   329,991     252,539
                                                 ----------  ----------  --------  --------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  4,181,050   4,142,972   (41,621)   59,036   491,878     169,459
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  4,623,800     480,828    70,734    11,698   304,945     135,486
                                                 ----------  ----------  --------  --------  --------   ---------
NET ASSETS AT END OF PERIOD..................... $8,804,850  $4,623,800  $ 29,113  $ 70,734  $796,823   $ 304,945
                                                 ==========  ==========  ========  ========  ========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    555,571      45,849    11,993     1,198    42,633      13,020
       Units issued.............................    854,566   1,023,879     1,616    20,192   101,752      97,970
       Units redeemed...........................   (515,093)   (514,157)   (9,513)   (9,397)  (55,565)    (68,357)
                                                 ----------  ----------  --------  --------  --------   ---------
    Units outstanding at end of period..........    895,044     555,571     4,096    11,993    88,820      42,633
                                                 ==========  ==========  ========  ========  ========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                         ADVANCED          ADVANCED               ADVANCED
                                                       SERIES TRUST      SERIES TRUST           SERIES TRUST
                                                       SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
                                                     ---------------  ------------------  -----------------------
                                                                                                    AST
                                                           AST                AST              T. ROWE PRICE
                                                     SMALL-CAP GROWTH   SMALL-CAP VALUE       ASSET ALLOCATION
                                                     ---------------- ------------------  -----------------------
                                                      2009     2008     2009      2008       2009         2008
                                                     ------  -------  --------  --------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (18) $   (35) $     44  $   (105) $   29,014  $     9,463
Net realized gains (losses).........................    (40)  (1,035)  (10,811)   (2,102)   (235,334)  (1,203,370)
Change in unrealized gains (losses).................    535      (13)   13,916    (9,676)  1,028,477     (553,539)
                                                     ------  -------  --------  --------  ----------  -----------
Increase (decrease) in net assets from operations...    477   (1,083)    3,149   (11,883)    822,157   (1,747,446)
                                                     ------  -------  --------  --------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................     --    1,220       108     6,904     447,043    5,164,320
Benefit payments....................................     --       --        --        --          --           --
Payments on termination.............................     --       --    (7,734)  (12,144)   (113,695)    (199,226)
Contract maintenance charge.........................     (2)      --       (21)       (2)     (6,460)        (621)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  1,211      642     6,529    20,839     689,901   (2,674,928)
                                                     ------  -------  --------  --------  ----------  -----------
Increase (decrease) in net assets from contract
 transactions.......................................  1,209    1,862    (1,118)   15,597   1,016,789    2,289,545
                                                     ------  -------  --------  --------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS...................  1,686      779     2,031     3,714   1,838,946      542,099
NET ASSETS AT BEGINNING OF PERIOD...................    779       --    25,826    22,112   3,352,670    2,810,571
                                                     ------  -------  --------  --------  ----------  -----------
NET ASSETS AT END OF PERIOD......................... $2,465  $   779  $ 27,857  $ 25,826  $5,191,616  $ 3,352,670
                                                     ======  =======  ========  ========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    123       --     3,948     2,342     451,295      275,676
       Units issued.................................    359    1,250     1,868     5,325     341,473    1,220,834
       Units redeemed...............................   (188)  (1,127)   (2,429)   (3,719)   (221,233)  (1,045,215)
                                                     ------  -------  --------  --------  ----------  -----------
    Units outstanding at end of period..............    294      123     3,387     3,948     571,535      451,295
                                                     ======  =======  ========  ========  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED           ADVANCED           ADVANCED
                                                        SERIES TRUST       SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                                     -----------------  -----------------  ------------------
                                                            AST                AST
                                                       T. ROWE PRICE      T. ROWE PRICE            AST
                                                           GLOBAL           LARGE-CAP         T. ROWE PRICE
                                                            BOND              GROWTH        NATURAL RESOURCES
                                                     -----------------  -----------------  ------------------
                                                       2009      2008     2009     2008      2009      2008
                                                     --------  -------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  4,636  $ 1,994  $  (364) $   (401) $     49  $   (702)
Net realized gains (losses).........................    3,518   (1,336)  (2,001)   (4,790)   17,857     3,598
Change in unrealized gains (losses).................       67   (4,614)  13,004   (10,603)   22,540   (70,061)
                                                     --------  -------  -------  --------  --------  --------
Increase (decrease) in net assets from operations...    8,221   (3,956)  10,639   (15,794)   40,446   (67,165)
                                                     --------  -------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................    3,277      500       --     1,220    11,375    37,928
Benefit payments....................................       --       --       --        --        --        --
Payments on termination.............................   (5,937)    (202)      --        --    (5,465)   (1,386)
Contract maintenance charge.........................      (48)     (10)     (35)      (18)      (75)      (19)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   46,801   57,796    6,171    17,480     2,418    68,467
                                                     --------  -------  -------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................   44,093   58,084    6,136    18,682     8,253   104,990
                                                     --------  -------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   52,314   54,128   16,775     2,888    48,699    37,825
NET ASSETS AT BEGINNING OF PERIOD...................   60,278    6,150   21,820    18,932    81,916    44,091
                                                     --------  -------  -------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $112,592  $60,278  $38,595  $ 21,820  $130,615  $ 81,916
                                                     ========  =======  =======  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    5,891      579    3,688     1,876    14,260     3,785
       Units issued.................................    4,690    9,545    1,182     8,321     5,812    14,834
       Units redeemed...............................     (629)  (4,233)    (557)   (6,509)   (4,632)   (4,359)
                                                     --------  -------  -------  --------  --------  --------
    Units outstanding at end of period..............    9,952    5,891    4,313     3,688    15,440    14,260
                                                     ========  =======  =======  ========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                             ADVANCED            ADVANCED
                                                  ADVANCED SERIES TRUST    SERIES TRUST        SERIES TRUST
                                                       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                 -----------------------  -------------- -----------------------
                                                                                                 FRANKLIN
                                                                               AST            TEMPLETON VIP
                                                         AST UBS          WESTERN ASSET       FOUNDING FUNDS
                                                      DYNAMIC ALPHA       CORE PLUS BOND        ALLOCATION
                                                 -----------------------  -------------- -----------------------
                                                    2009         2008        2009 (C)       2009       2008 (Z)
                                                 ----------  -----------  -------------- ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (18,936) $   (33,472)      $ --      $   40,446  $    22,710
Net realized gains (losses).....................     83,946     (447,272)        --        (143,192)    (395,144)
Change in unrealized gains (losses).............    433,391     (126,446)        --         648,973     (158,649)
                                                 ----------  -----------       ----      ----------  -----------
Increase (decrease) in net assets from
 operations.....................................    498,401     (607,190)        --         546,227     (531,083)
                                                 ----------  -----------       ----      ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................    340,806    3,629,254         --         261,160    3,484,538
Benefit payments................................         --           --         --              --           --
Payments on termination.........................   (140,362)    (105,733)        --         (45,942)      (3,738)
Contract maintenance charge.....................    (10,363)      (1,402)        --         (11,215)        (434)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    600,156   (2,194,562)        --         677,148   (1,277,392)
                                                 ----------  -----------       ----      ----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................    790,237    1,327,557         --         881,151    2,202,974
                                                 ----------  -----------       ----      ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  1,288,638      720,367         --       1,427,378    1,671,891
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  2,114,945    1,394,578         --       1,671,891           --
                                                 ----------  -----------       ----      ----------  -----------
NET ASSETS AT END OF PERIOD..................... $3,403,583  $ 2,114,945       $ --      $3,099,269  $ 1,671,891
                                                 ==========  ===========       ====      ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    269,020      144,050         --         251,264           --
       Units issued.............................    363,052      733,132         18         387,368      700,299
       Units redeemed...........................   (271,432)    (608,162)       (18)       (275,492)    (449,035)
                                                 ----------  -----------       ----      ----------  -----------
    Units outstanding at end of period..........    360,640      269,020         --         363,140      251,264
                                                 ==========  ===========       ====      ==========  ===========

--------
(c)For the period beginning January 7, 2009 and ended December 31, 2009
(z)For the period beginning May 1, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                      ADVANCED       ADVANCED      ADVANCED     ADVANCED      ADVANCED      ADVANCED
                                    SERIES TRUST   SERIES TRUST  SERIES TRUST SERIES TRUST  SERIES TRUST  SERIES TRUST
                                     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                    ------------- -------------- ------------ ------------ -------------- ------------
                                                                   PROFUND      PROFUND       PROFUND
                                       PROFUND       PROFUND     VP LARGE-CAP  VP MID-CAP     VP TELE-      PROFUND
                                    VP FINANCIALS VP HEALTH CARE    VALUE        VALUE     COMMUNICATIONS VP UTILITIES
                                    ------------- -------------- ------------ ------------ -------------- ------------
                                      2009 (D)       2009 (D)      2009 (E)     2009 (D)      2009 (D)      2009 (F)
                                    ------------- -------------- ------------ ------------ -------------- ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......    $   (28)      $   (22)      $  1,461      $   (2)      $   (22)      $   773
Net realized gains (losses)........      2,147           670         10,158          10           362            30
Change in unrealized gains
 (losses)..........................         --            --          2,680       1,362            --         2,368
                                       -------       -------       --------      ------       -------       -------
Increase (decrease) in net assets
 from operations...................      2,119           648         14,299       1,370           340         3,171
                                       -------       -------       --------      ------       -------       -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      2,779         2,779             --          --         2,779            --
Benefit payments...................         --            --             --          --            --            --
Payments on termination............         --            --             --          --            --          (671)
Contract maintenance charge........         --            --             --          --            --            --
Transfers among the sub-accounts
 and with the Fixed Account--
 net...............................     (4,898)       (3,426)       193,554       2,285        (3,119)       26,202
                                       -------       -------       --------      ------       -------       -------
Increase (decrease) in net assets
 from contract transactions........     (2,119)         (647)       193,554       2,285          (340)       25,531
                                       -------       -------       --------      ------       -------       -------
INCREASE (DECREASE) IN
 NET ASSETS........................         --             1        207,853       3,655            --        28,702
NET ASSETS AT BEGINNING
 OF PERIOD.........................         --            --             --          --            --            --
                                       -------       -------       --------      ------       -------       -------
NET ASSETS AT END OF
 PERIOD............................    $    --       $     1       $207,853      $3,655       $    --       $28,702
                                       =======       =======       ========      ======       =======       =======
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........         --            --             --          --            --            --
       Units issued................        813           379         56,781         438           439         3,732
       Units redeemed..............       (813)         (379)       (28,375)         --          (439)          (90)
                                       -------       -------       --------      ------       -------       -------
    Units outstanding at end of
     period........................         --            --         28,406         438            --         3,642
                                       =======       =======       ========      ======       =======       =======

--------
(d)For the period beginning February 27, 2009 and ended December 31, 2009
(e)For the period beginning July 10, 2009 and ended December 31, 2009
(f)For the period beginning March 06, 2009 and ended December 31, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 AIM VARIABLE               AIM VARIABLE               AIM VARIABLE
                                               INSURANCE FUNDS            INSURANCE FUNDS             INSURANCE FUNDS
                                                 SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                          -------------------------  -------------------------  --------------------------
                                                  AIM V. I.                                              AIM V. I.
                                                BASIC BALANCED         AIM V. I. BASIC VALUE       CAPITAL APPRECIATION
                                          -------------------------  -------------------------  --------------------------
                                              2009         2008          2009         2008          2009          2008
                                          -----------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   669,815  $    786,202  $    14,340  $   (102,657) $   (602,601) $ (1,720,955)
Net realized gains (losses)..............  (2,227,441)   (1,328,155)  (2,058,170)    2,366,124    (6,200,014)   (1,946,468)
Change in unrealized gains (losses)......   6,757,038   (12,431,727)   5,608,725   (13,115,524)   19,619,234   (60,709,415)
                                          -----------  ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   5,199,412   (12,973,680)   3,564,895   (10,852,057)   12,816,619   (64,376,838)
                                          -----------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       5,225        43,646           --         4,530        99,526       374,593
Benefit payments.........................    (630,871)     (899,720)    (219,220)     (462,872)   (2,374,975)   (3,604,826)
Payments on termination..................  (2,257,085)   (5,979,746)  (1,615,103)   (3,215,225)   (6,071,240)  (17,492,609)
Contract maintenance charge..............     (11,350)      (13,554)      (5,170)       (6,926)      (57,422)      (68,831)
Transfers among the sub-accounts
 and with the Fixed Account--net.........    (203,942)   (1,573,339)    (480,306)   (1,575,212)   (2,821,162)   (6,265,405)
                                          -----------  ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (3,098,023)   (8,422,713)  (2,319,799)   (5,255,705)  (11,225,273)  (27,057,078)
                                          -----------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   2,101,389   (21,396,393)   1,245,096   (16,107,762)    1,591,346   (91,433,916)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  18,061,509    39,457,902    8,632,295    24,740,057    75,717,518   167,151,434
                                          -----------  ------------  -----------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $20,162,898  $ 18,061,509  $ 9,877,391  $  8,632,295  $ 77,308,864  $ 75,717,518
                                          ===========  ============  ===========  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,508,587     3,321,755    1,255,138     1,710,089    11,546,847    14,459,948
       Units issued......................     338,748       278,031       88,058        71,211       558,321       548,993
       Units redeemed....................    (723,089)   (1,091,199)    (359,519)     (526,162)   (2,202,975)   (3,462,094)
                                          -----------  ------------  -----------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................   2,124,246     2,508,587      983,677     1,255,138     9,902,193    11,546,847
                                          ===========  ============  ===========  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                 AIM VARIABLE               AIM VARIABLE               AIM VARIABLE
                                               INSURANCE FUNDS             INSURANCE FUNDS            INSURANCE FUNDS
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  --------------------------  ------------------------
                                                  AIM V. I.                                              AIM V. I.
                                             CAPITAL DEVELOPMENT        AIM V. I. CORE EQUITY       DIVERSIFIED INCOME
                                          -------------------------  --------------------------  ------------------------
                                              2009         2008          2009          2008          2009         2008
                                          -----------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (127,212) $   (209,958) $    382,661  $    838,695  $   956,301  $   979,944
Net realized gains (losses)..............    (872,870)    1,990,105    (3,206,618)    2,377,730   (1,007,044)  (1,422,334)
Change in unrealized gains (losses)......   4,118,822   (10,700,350)   27,219,368   (55,044,098)   1,014,290   (2,134,406)
                                          -----------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   3,118,740    (8,920,203)   24,395,411   (51,827,673)     963,547   (2,576,796)
                                          -----------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         737         2,835       136,389       362,152       35,145       72,290
Benefit payments.........................    (218,446)     (347,602)   (3,262,292)   (6,953,337)    (354,145)    (526,147)
Payments on termination..................  (1,037,919)   (2,196,113)   (9,150,623)  (24,194,037)  (1,328,340)  (3,593,864)
Contract maintenance charge..............      (4,266)       (5,332)      (76,933)      (86,251)      (4,394)      (5,052)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (529,559)   (1,181,496)   (3,806,854)   (7,855,159)     854,213     (385,705)
                                          -----------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,789,453)   (3,727,708)  (16,160,313)  (38,726,632)    (797,521)  (4,438,478)
                                          -----------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   1,329,287   (12,647,911)    8,235,098   (90,554,305)     166,026   (7,015,274)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   8,639,300    21,287,211   104,365,148   194,919,453   11,029,506   18,044,780
                                          -----------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 9,968,587  $  8,639,300  $112,600,246  $104,365,148  $11,195,532  $11,029,506
                                          ===========  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     903,898     1,156,252    10,686,364    13,757,442    1,094,590    1,494,794
       Units issued......................      53,896        58,852       432,358       436,740      171,921      140,132
       Units redeemed....................    (216,196)     (311,206)   (2,002,987)   (3,507,818)    (254,606)    (540,336)
                                          -----------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................     741,598       903,898     9,115,735    10,686,364    1,011,905    1,094,590
                                          ===========  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                AIM VARIABLE              AIM VARIABLE              AIM VARIABLE
                                               INSURANCE FUNDS          INSURANCE FUNDS           INSURANCE FUNDS
                                                 SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  -----------------------  -------------------------
                                                  AIM V. I.                                          AIM V. I.
                                            GOVERNMENT SECURITIES     AIM V. I. HIGH YIELD      INTERNATIONAL GROWTH
                                          ------------------------  -----------------------  -------------------------
                                              2009         2008        2009         2008         2009         2008
                                          -----------  -----------  ----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   582,486  $   494,543  $  445,732  $   602,258  $    24,604  $   (377,764)
Net realized gains (losses)..............   1,134,428      346,192    (458,264)    (561,355)      (5,344)    3,624,004
Change in unrealized gains (losses)......  (2,078,087)   1,496,248   2,608,146   (2,318,399)   7,828,194   (24,566,029)
                                          -----------  -----------  ----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................    (361,173)   2,336,984   2,595,614   (2,277,496)   7,847,454   (21,319,789)
                                          -----------  -----------  ----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       1,070      202,519       2,830       35,881       30,832       150,870
Benefit payments.........................    (844,933)  (1,606,138)   (234,141)    (190,368)    (845,538)     (911,918)
Payments on termination..................  (2,936,365)  (4,927,187)   (747,032)  (1,717,332)  (2,660,697)   (6,077,606)
Contract maintenance charge..............      (7,497)      (7,753)     (3,171)      (3,398)     (16,946)      (19,626)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,951,644)   4,362,886      31,954     (436,209)  (1,138,599)   (3,648,798)
                                          -----------  -----------  ----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (5,739,369)  (1,975,673)   (949,560)  (2,311,426)  (4,630,948)  (10,507,078)
                                          -----------  -----------  ----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (6,100,542)     361,311   1,646,054   (4,588,922)   3,216,506   (31,826,867)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  23,070,248   22,708,937   5,649,216   10,238,138   26,972,919    58,799,786
                                          -----------  -----------  ----------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $16,969,706  $23,070,248  $7,295,270  $ 5,649,216  $30,189,425  $ 26,972,919
                                          ===========  ===========  ==========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,525,465    1,660,149     715,570      949,547    2,389,969     3,091,736
       Units issued......................     248,423      471,438      79,936       56,636      132,974       133,949
       Units redeemed....................    (637,370)    (606,122)   (181,837)    (290,613)    (533,847)     (835,716)
                                          -----------  -----------  ----------  -----------  -----------  ------------
    Units outstanding at end of
     period..............................   1,136,518    1,525,465     613,669      715,570    1,989,096     2,389,969
                                          ===========  ===========  ==========  ===========  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                AIM VARIABLE               AIM VARIABLE               AIM VARIABLE
                                               INSURANCE FUNDS           INSURANCE FUNDS            INSURANCE FUNDS
                                                 SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  -------------------------  -------------------------
                                                  AIM V. I.                 AIM V. I.
                                              LARGE CAP GROWTH         MID CAP CORE EQUITY       AIM V. I. MONEY MARKET
                                          ------------------------  -------------------------  -------------------------
                                              2009         2008         2009         2008          2009         2008
                                          -----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (84,805) $  (184,844) $   (18,305) $     (1,487) $  (259,438) $    146,819
Net realized gains (losses)..............    (417,057)     122,802     (785,205)    2,227,053           --            --
Change in unrealized gains (losses)......   2,270,440   (6,243,875)   4,256,573    (8,150,080)          --            --
                                          -----------  -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   1,768,578   (6,305,917)   3,453,063    (5,924,514)    (259,438)      146,819
                                          -----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       5,173       22,630       23,583        28,365       31,729       100,916
Benefit payments.........................    (336,312)    (226,676)    (540,610)     (661,328)     815,237    (1,888,730)
Payments on termination..................    (923,601)  (3,167,681)  (1,561,097)   (3,424,748)  (6,713,853)  (14,860,701)
Contract maintenance charge..............      (6,281)      (8,072)      (5,761)       (6,475)      (7,119)       (7,201)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     174,298     (310,722)     517,470      (792,178)      42,625    18,162,692
                                          -----------  -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (1,086,723)  (3,690,521)  (1,566,415)   (4,856,363)  (5,831,381)    1,506,976
                                          -----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................     681,855   (9,996,438)   1,886,648   (10,780,877)  (6,090,819)    1,653,795
NET ASSETS AT BEGINNING OF
 PERIOD..................................   8,305,407   18,301,845   12,842,982    23,623,859   23,393,613    21,739,818
                                          -----------  -----------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 8,987,262  $ 8,305,407  $14,729,630  $ 12,842,982  $17,302,794  $ 23,393,613
                                          ===========  ===========  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,079,998    1,447,748    1,120,076     1,439,601    1,946,938     1,818,316
       Units issued......................     108,577      133,796      218,037       153,999      727,290     1,760,095
       Units redeemed....................    (247,849)    (501,546)    (319,462)     (473,524)  (1,224,406)   (1,631,473)
                                          -----------  -----------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................     940,726    1,079,998    1,018,651     1,120,076    1,449,822     1,946,938
                                          ===========  ===========  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 AIM VARIABLE             AIM VARIABLE        AIM VARIABLE INSURANCE
                                               INSURANCE FUNDS           INSURANCE FUNDS         FUNDS SERIES II
                                                 SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                           -----------------------  ------------------------  ---------------------
                                                                                                    AIM V. I.
                                             AIM V. I. TECHNOLOGY      AIM V. I. UTILITIES      BASIC BALANCED II
                                           -----------------------  ------------------------  ---------------------
                                              2009         2008         2009         2008        2009       2008
                                           ----------  -----------  -----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (35,474) $   (46,451) $   226,375  $   118,028  $  26,733  $   33,810
Net realized gains (losses)...............    (93,143)      49,120     (187,564)   1,598,467    (51,798)     14,890
Change in unrealized gains (losses).......  1,243,200   (1,872,573)     791,488   (5,924,660)   270,846    (682,242)
                                           ----------  -----------  -----------  -----------  ---------  ----------
Increase (decrease) in net assets from
 operations...............................  1,114,583   (1,869,904)     830,299   (4,208,165)   245,781    (633,542)
                                           ----------  -----------  -----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      3,566        2,141        2,907       59,706         --          --
Benefit payments..........................    (50,522)     (50,681)    (262,174)    (291,743)   (13,699)    (43,119)
Payments on termination...................   (166,851)    (536,480)    (550,983)  (1,792,980)   (94,967)   (133,429)
Contract maintenance charge...............     (2,118)      (2,307)      (3,837)      (4,885)        --          --
Transfers among the sub-accounts and with
 the Fixed Account--net...................    354,818     (415,021)    (207,291)    (313,409)   (83,931)    (80,728)
                                           ----------  -----------  -----------  -----------  ---------  ----------
Increase (decrease) in net assets from
 contract transactions....................    138,893   (1,002,348)  (1,021,378)  (2,343,311)  (192,597)   (257,276)
                                           ----------  -----------  -----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  1,253,476   (2,872,252)    (191,079)  (6,551,476)    53,184    (890,818)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  1,985,470    4,857,722    7,307,921   13,859,397    906,532   1,797,350
                                           ----------  -----------  -----------  -----------  ---------  ----------
NET ASSETS AT END OF PERIOD............... $3,238,946  $ 1,985,470  $ 7,116,842  $ 7,307,921  $ 959,716  $  906,532
                                           ==========  ===========  ===========  ===========  =========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    280,525      375,301      528,154      668,053    133,453     160,341
       Units issued.......................     79,679       27,005       21,573       62,256        230       2,815
       Units redeemed.....................    (64,662)    (121,781)     (95,889)    (202,155)   (26,294)    (29,703)
                                           ----------  -----------  -----------  -----------  ---------  ----------
    Units outstanding at end of period....    295,542      280,525      453,838      528,154    107,389     133,453
                                           ==========  ===========  ===========  ===========  =========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   AIM VARIABLE INSURANCE    AIM VARIABLE INSURANCE  AIM VARIABLE INSURANCE
                                                      FUNDS SERIES II           FUNDS SERIES II        FUNDS SERIES II
                                                        SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT
                                                 -------------------------  -----------------------  ---------------------
                                                                                   AIM V. I.              AIM V. I.
                                                  AIM V. I. BASIC VALUE II  CAPITAL APPRECIATION II  CAPITAL DEVELOPMENT II
                                                 -------------------------  -----------------------  ----------------------
                                                     2009         2008         2009         2008       2009        2008
                                                 -----------  ------------  ----------  -----------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   (47,449) $   (170,089) $  (49,238) $   (91,894) $ (5,776)  $  (8,423)
Net realized gains (losses).....................  (1,608,447)    2,278,057    (107,539)     120,187   (33,860)     74,394
Change in unrealized gains (losses).............   5,242,032   (11,711,986)    806,935   (3,138,788)  158,174    (389,265)
                                                 -----------  ------------  ----------  -----------  --------   ---------
Increase (decrease) in net assets from
 operations.....................................   3,586,136    (9,604,018)    650,158   (3,110,495)  118,538    (323,294)
                                                 -----------  ------------  ----------  -----------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................       2,767        16,449       1,950        4,767        --          44
Benefit payments................................    (133,739)     (160,798)    (14,077)     (62,809)       --      (3,214)
Payments on termination.........................    (842,539)   (1,397,612)   (123,755)    (361,948)  (21,163)    (10,127)
Contract maintenance charge.....................     (40,233)      (46,363)    (10,660)     (12,690)       --          --
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (758,522)      405,775    (118,206)    (732,738)  (23,935)    (60,359)
                                                 -----------  ------------  ----------  -----------  --------   ---------
Increase (decrease) in net assets from contract
 transactions...................................  (1,772,266)   (1,182,549)   (264,748)  (1,165,418)  (45,098)    (73,656)
                                                 -----------  ------------  ----------  -----------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   1,813,870   (10,786,567)    385,410   (4,275,913)   73,440    (396,950)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   8,651,910    19,438,477   3,716,103    7,992,016   336,338     733,288
                                                 -----------  ------------  ----------  -----------  --------   ---------
NET ASSETS AT END OF PERIOD..................... $10,465,780  $  8,651,910  $4,101,513  $ 3,716,103  $409,778   $ 336,338
                                                 ===========  ============  ==========  ===========  ========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   1,178,179     1,259,674     445,445      545,611    41,629      47,215
       Units issued.............................      67,431       159,243       9,233       12,008       135       1,624
       Units redeemed...........................    (269,972)     (240,738)    (42,959)    (112,174)   (5,430)     (7,210)
                                                 -----------  ------------  ----------  -----------  --------   ---------
    Units outstanding at end of period..........     975,638     1,178,179     411,719      445,445    36,334      41,629
                                                 ===========  ============  ==========  ===========  ========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  AIM VARIABLE INSURANCE  AIM VARIABLE INSURANCE  AIM VARIABLE INSURANCE
                                                     FUNDS SERIES II        FUNDS SERIES II          FUNDS SERIES II
                                                       SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                                 -----------------------  ---------------------  -----------------------
                                                                               AIM V. I.                AIM V. I.
                                                 AIM V. I. CORE EQUITY II DIVERSIFIED INCOME II  GOVERNMENT SECURITIES II
                                                 -----------------------  ---------------------  -----------------------
                                                    2009         2008       2009        2008         2009        2008
                                                 ----------  -----------  --------   ---------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   (3,673) $     3,646  $ 21,536   $  32,234   $    28,543  $   43,806
Net realized gains (losses).....................   (128,976)      50,800   (41,878)    (28,159)       89,132       4,017
Change in unrealized gains (losses).............    710,010   (1,336,017)   44,870     (80,713)     (167,422)    154,448
                                                 ----------  -----------  --------   ---------   -----------  ----------
Increase (decrease) in net assets from
 operations.....................................    577,361   (1,281,571)   24,528     (76,638)      (49,747)    202,271
                                                 ----------  -----------  --------   ---------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................         --       13,020       270         692         1,000         600
Benefit payments................................    (46,989)      (6,179)       --          --       (16,873)    (47,772)
Payments on termination.........................   (248,630)    (494,144)  (26,178)    (29,524)     (142,017)   (140,949)
Contract maintenance charge.....................     (9,605)     (10,564)       --          --            --          --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (130,925)    (166,233)  (73,563)    (66,368)   (1,154,093)  1,332,245
                                                 ----------  -----------  --------   ---------   -----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (436,149)    (664,100)  (99,471)    (95,200)   (1,311,983)  1,144,124
                                                 ----------  -----------  --------   ---------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    141,212   (1,945,671)  (74,943)   (171,838)   (1,361,730)  1,346,395
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  2,672,454    4,618,125   356,571     528,409     2,435,487   1,089,092
                                                 ----------  -----------  --------   ---------   -----------  ----------
NET ASSETS AT END OF PERIOD..................... $2,813,666  $ 2,672,454  $281,628   $ 356,571   $ 1,073,757  $2,435,487
                                                 ==========  ===========  ========   =========   ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    327,926      389,485    37,719      46,380       195,099      95,391
       Units issued.............................     26,817       11,043       619       4,578         3,247     127,255
       Units redeemed...........................    (79,930)     (72,602)  (11,095)    (13,239)     (111,015)    (27,547)
                                                 ----------  -----------  --------   ---------   -----------  ----------
    Units outstanding at end of period..........    274,813      327,926    27,243      37,719        87,331     195,099
                                                 ==========  ===========  ========   =========   ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   AIM VARIABLE INSURANCE  AIM VARIABLE INSURANCE  AIM VARIABLE INSURANCE
                                                     FUNDS SERIES II          FUNDS SERIES II         FUNDS SERIES II
                                                       SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                                   ---------------------   ----------------------  ---------------------
                                                                                 AIM V. I.               AIM V. I.
                                                   AIM V. I. HIGH YIELD II INTERNATIONAL GROWTH II  LARGE CAP GROWTH II
                                                   ---------------------   ----------------------  ---------------------
                                                     2009         2008       2009        2008         2009       2008
                                                   --------    ---------   --------   ----------   ---------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $ 28,634    $  40,293   $ (1,021)  $  (12,691)  $  (9,326) $  (12,854)
Net realized gains (losses).......................  (13,319)     (34,426)   (21,106)     113,892     (25,810)      9,123
Change in unrealized gains (losses)...............  157,536     (167,357)   195,275     (681,650)    162,343    (400,710)
                                                   --------    ---------   --------   ----------   ---------  ----------
Increase (decrease) in net assets from operations.  172,851     (161,490)   173,148     (580,449)    127,207    (404,441)
                                                   --------    ---------   --------   ----------   ---------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................       --      104,033        486        1,768          --          --
Benefit payments..................................       --     (103,410)    (4,693)          --     (16,583)     (5,916)
Payments on termination...........................  (67,453)     (27,973)   (24,953)     (42,467)   (128,937)    (71,888)
Contract maintenance charge.......................       --           --         --           --          --          --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................  (16,649)     (90,402)   (66,906)    (296,094)    (10,345)     14,568
                                                   --------    ---------   --------   ----------   ---------  ----------
Increase (decrease) in net assets from contract
 transactions.....................................  (84,102)    (117,752)   (96,066)    (336,793)   (155,865)    (63,236)
                                                   --------    ---------   --------   ----------   ---------  ----------
INCREASE (DECREASE) IN NET ASSETS.................   88,749     (279,242)    77,082     (917,242)    (28,658)   (467,677)
NET ASSETS AT BEGINNING OF PERIOD.................  372,103      651,345    718,906    1,636,148     638,630   1,106,307
                                                   --------    ---------   --------   ----------   ---------  ----------
NET ASSETS AT END OF PERIOD....................... $460,852    $ 372,103   $795,988   $  718,906   $ 609,972  $  638,630
                                                   ========    =========   ========   ==========   =========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period......   36,341       46,539     58,762       78,304      83,786      87,996
       Units issued...............................       67        8,669      4,594        2,283         262       9,402
       Units redeemed.............................   (6,383)     (18,867)   (14,265)     (21,825)    (19,279)    (13,612)
                                                   --------    ---------   --------   ----------   ---------  ----------
    Units outstanding at end of period............   30,025       36,341     49,091       58,762      64,769      83,786
                                                   ========    =========   ========   ==========   =========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  AIM VARIABLE INSURANCE  AIM VARIABLE INSURANCE  AIM VARIABLE INSURANCE
                                                     FUNDS SERIES II          FUNDS SERIES II       FUNDS SERIES II
                                                       SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                                 -----------------------  ----------------------  ---------------------
                                                        AIM V. I.                AIM V. I.             AIM V. I.
                                                  MID CAP CORE EQUITY II      MONEY MARKET II        TECHNOLOGY II
                                                 -----------------------  ----------------------  ---------------------
                                                    2009         2008        2009        2008       2009        2008
                                                 ----------  -----------  ----------  ----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (24,177) $   (23,424) $  (24,878) $    6,735  $   (664)   $ (1,224)
Net realized gains (losses).....................   (216,937)     613,597          --          --    (3,661)     (1,658)
Change in unrealized gains (losses).............  1,171,368   (2,323,511)         --          --    22,219     (43,739)
                                                 ----------  -----------  ----------  ----------   --------   --------
Increase (decrease) in net assets from
 operations.....................................    930,254   (1,733,338)    (24,878)      6,735    17,894     (46,621)
                                                 ----------  -----------  ----------  ----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      5,340       24,574          --          54        --         138
Benefit payments................................    (53,299)     (78,692)    (44,911)    (70,790)       --          --
Payments on termination.........................   (529,631)    (935,397)   (239,276)   (333,839)   (6,174)     (6,994)
Contract maintenance charge.....................    (11,957)     (13,475)         --          --        --          --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (53,510)    (193,829)   (109,779)     91,137    (9,692)    (22,653)
                                                 ----------  -----------  ----------  ----------   --------   --------
Increase (decrease) in net assets from contract
 transactions...................................   (643,057)  (1,196,819)   (393,966)   (313,439)  (15,866)    (29,509)
                                                 ----------  -----------  ----------  ----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    287,197   (2,930,157)   (418,844)   (306,703)    2,028     (76,130)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  3,809,074    6,739,231   2,045,065   2,351,768    42,982     119,112
                                                 ----------  -----------  ----------  ----------   --------   --------
NET ASSETS AT END OF PERIOD..................... $4,096,271  $ 3,809,074  $1,626,221  $2,045,065  $ 45,010    $ 42,982
                                                 ==========  ===========  ==========  ==========   ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    392,170      488,368     197,679     228,198     6,214       9,382
       Units issued.............................     33,528       23,540       5,135      27,467        12         345
       Units redeemed...........................    (93,611)    (119,738)    (43,504)    (57,986)   (2,016)     (3,513)
                                                 ----------  -----------  ----------  ----------   --------   --------
    Units outstanding at end of period..........    332,087      392,170     159,310     197,679     4,210       6,214
                                                 ==========  ===========  ==========  ==========   ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                          ALLIANCE                   ALLIANCE
                                          AIM VARIABLE INSURANCE     BERNSTEIN VARIABLE         BERNSTEIN VARIABLE
                                             FUNDS SERIES II        PRODUCT SERIES FUND         PRODUCT SERIES FUND
                                               SUB-ACCOUNT              SUB-ACCOUNT                 SUB-ACCOUNT
                                          --------------------   -------------------------  --------------------------
                                                AIM V. I.                 ALLIANCE            ALLIANCE BERNSTEIN VPS
                                              UTILITIES II          BERNSTEIN VPS GROWTH          GROWTH & INCOME
                                          --------------------   -------------------------  --------------------------
                                             2009        2008        2009         2008          2009          2008
                                          ---------   ---------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  11,394   $   7,881  $  (421,494) $   (646,423) $  1,353,617  $    180,350
Net realized gains (losses)..............   (46,670)    106,463   (1,073,282)      179,734    (7,354,828)   16,626,507
Change in unrealized gains (losses)......    81,438    (421,041)   8,500,633   (20,707,289)   18,261,334   (77,351,929)
                                          ---------   ---------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................    46,162    (306,697)   7,005,857   (21,173,978)   12,260,123   (60,545,072)
                                          ---------   ---------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       180      59,013        6,239        68,559        51,235       374,644
Benefit payments.........................   (13,172)    (58,721)    (687,410)     (702,491)   (2,274,671)   (2,442,835)
Payments on termination..................   (34,056)    (34,414)  (2,002,398)   (6,470,584)   (5,566,717)  (21,713,105)
Contract maintenance charge..............        --          --      (81,005)     (100,518)     (110,261)     (140,409)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (119,112)    (58,644)     (47,954)   (3,099,047)   (2,517,431)   (6,705,934)
                                          ---------   ---------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (166,160)    (92,766)  (2,812,528)  (10,304,081)  (10,417,845)  (30,627,639)
                                          ---------   ---------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (119,998)   (399,463)   4,193,329   (31,478,059)    1,842,278   (91,172,711)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   572,011     971,474   24,187,037    55,665,096    74,598,130   165,770,841
                                          ---------   ---------  -----------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 452,013   $ 572,011  $28,380,366  $ 24,187,037  $ 76,440,408  $ 74,598,130
                                          =========   =========  ===========  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    42,025      47,502    3,865,908     5,068,225     9,098,062    11,799,587
       Units issued......................        69       5,548      314,624       301,736       380,248       481,186
       Units redeemed....................   (12,773)    (11,025)    (738,244)   (1,504,053)   (1,612,779)   (3,182,711)
                                          ---------   ---------  -----------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................    29,321      42,025    3,442,288     3,865,908     7,865,531     9,098,062
                                          =========   =========  ===========  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   ALLIANCE                   ALLIANCE                   ALLIANCE
                                              BERNSTEIN VARIABLE         BERNSTEIN VARIABLE         BERNSTEIN VARIABLE
                                             PRODUCT SERIES FUND        PRODUCT SERIES FUND        PRODUCT SERIES FUND
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  -------------------------  -------------------------
                                            ALLIANCE BERNSTEIN VPS     ALLIANCE BERNSTEIN VPS     ALLIANCE BERNSTEIN VPS
                                             INTERNATIONAL VALUE          LARGE CAP GROWTH         SMALL/MID CAP VALUE
                                          -------------------------  -------------------------  -------------------------
                                              2009         2008          2009         2008          2009         2008
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (124,675) $   (237,374) $  (336,702) $   (475,415) $  (187,719) $   (415,555)
Net realized gains (losses)..............  (3,570,253)      944,465     (808,690)      (72,245)  (1,018,398)    2,750,162
Change in unrealized gains (losses)......   9,677,749   (22,997,660)   7,339,820   (13,611,973)   8,844,055   (15,783,343)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   5,982,821   (22,290,569)   6,194,428   (14,159,633)   7,637,938   (13,448,736)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,059        81,364       10,134       460,152        2,303        22,623
Benefit payments.........................    (348,190)     (893,213)    (474,170)   (1,093,110)    (536,660)     (275,658)
Payments on termination..................  (1,489,483)   (2,346,674)  (1,588,163)   (4,558,790)  (1,966,037)   (6,109,650)
Contract maintenance charge..............    (116,389)     (137,322)     (26,234)      (29,349)    (122,396)     (154,235)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,682,658)    3,221,779     (759,984)     (464,474)  (1,397,649)   (2,967,625)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (3,634,661)      (74,066)  (2,838,417)   (5,685,571)  (4,020,439)   (9,484,545)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   2,348,160   (22,364,635)   3,356,011   (19,845,204)   3,617,499   (22,933,281)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  20,508,783    42,873,418   19,367,384    39,212,588   21,471,044    44,404,325
                                          -----------  ------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $22,856,943  $ 20,508,783  $22,723,395  $ 19,367,384  $25,088,543  $ 21,471,044
                                          ===========  ============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,725,634     2,617,431    3,924,336     4,752,977    1,815,255     2,375,213
       Units issued......................     385,655       739,884      267,934       536,456       75,475       122,754
       Units redeemed....................    (812,189)     (631,681)    (793,980)   (1,365,097)    (379,292)     (682,712)
                                          -----------  ------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................   2,299,100     2,725,634    3,398,290     3,924,336    1,511,438     1,815,255
                                          ===========  ============  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ALLIANCE                  ALLIANCE             AMERICAN
                                                    BERNSTEIN VARIABLE        BERNSTEIN VARIABLE    CENTURY VARIABLE
                                                    PRODUCT SERIES FUND      PRODUCT SERIES FUND     PORTFOLIOS, INC
                                                        SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------------  -----------------------  ----------------
                                                  ALLIANCE BERNSTEIN VPS           ALLIANCE         AMERICAN CENTURY
                                                      UTILITY INCOME         BERNSTEIN VPS VALUE       VP BALANCED
                                                 ------------------------  -----------------------  ----------------
                                                   2009 (G)       2008        2009         2008       2009     2008
                                                 -----------  -----------  ----------  -----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   132,414  $    66,227  $   30,419  $    15,862  $   700  $   239
Net realized gains (losses).....................  (1,596,636)     616,964    (243,563)     (37,649)    (179)   1,309
Change in unrealized gains (losses).............   1,752,896   (3,657,462)    593,078   (1,449,111)   1,953   (6,640)
                                                 -----------  -----------  ----------  -----------  -------  -------
Increase (decrease) in net assets from
 operations.....................................     288,674   (2,974,271)    379,934   (1,470,898)   2,474   (5,092)
                                                 -----------  -----------  ----------  -----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................          --       11,137      (1,000)       1,000       --       --
Benefit payments................................     (72,701)     (30,259)    (42,353)     (20,128)      --       --
Payments on termination.........................    (244,235)  (1,149,860)   (166,624)    (254,113)    (540)    (681)
Contract maintenance charge.....................     (13,059)     (24,647)    (10,634)     (11,304)      (9)      (7)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (4,149,184)      93,273     184,999      (77,719)      (1)     (22)
                                                 -----------  -----------  ----------  -----------  -------  -------
Increase (decrease) in net assets from contract
 transactions...................................  (4,479,179)  (1,100,356)    (35,612)    (362,264)    (550)    (710)
                                                 -----------  -----------  ----------  -----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...............  (4,190,505)  (4,074,627)    344,322   (1,833,162)   1,924   (5,802)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   4,190,505    8,265,132   1,913,545    3,746,707   17,905   23,707
                                                 -----------  -----------  ----------  -----------  -------  -------
NET ASSETS AT END OF PERIOD..................... $        --  $ 4,190,505  $2,257,867  $ 1,913,545  $19,829  $17,905
                                                 ===========  ===========  ==========  ===========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period....     423,573      518,987     274,118      311,265    1,449    1,507
       Units issued.............................      34,366      103,795      63,567       32,497       --       --
       Units redeemed...........................    (457,939)    (199,209)    (65,400)     (69,644)     (39)     (58)
                                                 -----------  -----------  ----------  -----------  -------  -------
    Units outstanding at end of period..........          --      423,573     272,285      274,118    1,410    1,449
                                                 ===========  ===========  ==========  ===========  =======  =======

--------
(g)For the period beginning January 1, 2009 and ended September 25, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                           DREYFUS
                                                     SOCIALLY RESPONSIBLE     DREYFUS STOCK        DREYFUS VARIABLE
                                                      GROWTH FUND, INC.         INDEX FUND         INVESTMENT FUND
                                                         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                     ------------------   ---------------------  -------------------
                                                           DREYFUS
                                                          SOCIALLY
                                                         RESPONSIBLE          DREYFUS STOCK
                                                         GROWTH FUND            INDEX FUND       VIF GROWTH & INCOME
                                                     ------------------   ---------------------  -------------------
                                                       2009       2008       2009       2008       2009       2008
                                                     -------   ---------  ---------  ----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (85)  $    (103) $   3,206  $    5,052  $    (66) $  (1,151)
Net realized gains (losses).........................  (1,776)     12,460    (17,513)     58,543   (13,917)    20,819
Change in unrealized gains (losses).................   8,477     (28,794)   120,870    (448,429)   41,357   (104,057)
                                                     -------   ---------  ---------  ----------  --------  ---------
Increase (decrease) in net assets from operations...   6,616     (16,437)   106,563    (384,834)   27,374    (84,389)
                                                     -------   ---------  ---------  ----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --          85        150       5,000        --         --
Benefit payments....................................      --      (4,292)    (3,090)    (61,577)       --         --
Payments on termination.............................  (4,374)    (14,584)  (143,869)   (147,293)  (24,849)   (22,994)
Contract maintenance charge.........................     (21)        (52)      (452)       (533)     (135)      (139)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   2,296    (103,293)     2,485    (135,991)     (460)     4,168
                                                     -------   ---------  ---------  ----------  --------  ---------
Increase (decrease) in net assets from contract
 transactions.......................................  (2,099)   (122,136)  (144,776)   (340,394)  (25,444)   (18,965)
                                                     -------   ---------  ---------  ----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS...................    4,517.  (138,573)   (38,213)   (725,228)     1,930  (103,354)
NET ASSETS AT BEGINNING OF PERIOD...................   20,002.    158,575    565,319   1,290,547   119,928    223,282
                                                     -------   ---------  ---------  ----------  --------  ---------
NET ASSETS AT END OF PERIOD.........................  $24,519.  $  20,002  $ 527,106  $  565,319  $121,858  $ 119,928
                                                     =======   =========  =========  ==========  ========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   3,113      17,438     72,839     104,229    15,914     17,238
       Units issued.................................     643       1,267      4,811       7,063       811        623
       Units redeemed...............................    (905)    (15,592)   (24,212)    (38,453)   (3,896)    (1,947)
                                                     -------   ---------  ---------  ----------  --------  ---------
    Units outstanding at end of period..............   2,851       3,113     53,438      72,839    12,829     15,914
                                                     =======   =========  =========  ==========  ========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                     DREYFUS VARIABLE
                                                     INVESTMENT FUND      DWS VARIABLE SERIES I  DWS VARIABLE SERIES I
                                                       SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
                                                 -----------------------  -------------------   ----------------------
                                                           VIF                                            DWS
                                                       MONEY MARKET          DWS BOND VIP A      CAPITAL GROWTH VIP A
                                                 -----------------------  -------------------   ----------------------
                                                    2009         2008       2009        2008       2009        2008
                                                 ----------  -----------  --------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (24,112) $     8,450  $ 36,330   $  32,465  $    6,485  $    5,035
Net realized gains (losses).....................         --           --    (3,954)    (14,236)    (38,340)      7,615
Change in unrealized gains (losses).............         --           --    11,325    (126,016)    301,738    (563,985)
                                                 ----------  -----------  --------   ---------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................    (24,112)       8,450    43,701    (107,787)    269,883    (551,335)
                                                 ----------  -----------  --------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      3,228           --        --          30       2,200       7,525
Benefit payments................................     75,110      (88,076)      984      20,538      (1,186)      3,900
Payments on termination.........................   (939,374)  (1,672,397)  (10,123)    (36,660)    (18,560)    (85,091)
Contract maintenance charge.....................       (621)        (419)       --          --          --          --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    212,772    2,716,525    20,639    (223,170)    (16,773)    (36,273)
                                                 ----------  -----------  --------   ---------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (648,885)     955,633    11,500    (239,262)    (34,319)   (109,939)
                                                 ----------  -----------  --------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (672,997)     964,083    55,201    (347,049)    235,564    (661,274)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,737,238      773,155   469,103     816,152   1,032,402   1,693,676
                                                 ----------  -----------  --------   ---------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $1,064,241  $ 1,737,238  $524,304   $ 469,103  $1,267,966  $1,032,402
                                                 ==========  ===========  ========   =========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    156,203       70,655    39,173      56,326     121,831     132,978
       Units issued.............................    265,183      357,426     1,923        (171)     13,804      10,036
       Units redeemed...........................   (324,343)    (271,878)   (1,036)    (16,982)    (16,831)    (21,183)
                                                 ----------  -----------  --------   ---------  ----------  ----------
    Units outstanding at end of period..........     97,043      156,203    40,060      39,173     118,804     121,831
                                                 ==========  ===========  ========   =========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    DWS VARIABLE SERIES I   DWS VARIABLE SERIES I DWS VARIABLE SERIES I
                                                         SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                                   -----------------------  -------------------   -------------------
                                                          DWS GLOBAL           DWS GROWTH AND      DWS INTERNATIONAL
                                                     OPPORTUNITIES VIP A        INCOME VIP A             VIP A
                                                   -----------------------  -------------------   -------------------
                                                      2009         2008       2009        2008      2009        2008
                                                   ----------  -----------  --------   ---------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $    8,273  $    (5,887) $  5,771   $   6,937  $ 16,704   $   5,241
Net realized gains (losses).......................    (26,664)     222,625   (27,174)    124,282   (18,890)    123,240
Change in unrealized gains (losses)...............    368,460   (1,027,131)  139,795    (376,024)  131,247    (547,080)
                                                   ----------  -----------  --------   ---------  --------   ---------
Increase (decrease) in net assets from operations.    350,069     (810,393)  118,392    (244,805)  129,061    (418,599)
                                                   ----------  -----------  --------   ---------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      2,380        5,868        --          --     1,680       4,467
Benefit payments..................................        (42)      (6,697)     (108)         --      (489)      1,650
Payments on termination...........................     (1,330)     (78,963)  (36,691)     (4,657)  (22,072)    (32,193)
Contract maintenance charge.......................         --           --        --          --        --          --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................     (6,307)     (82,749)    4,024         836       514     (16,501)
                                                   ----------  -----------  --------   ---------  --------   ---------
Increase (decrease) in net assets from contract
 transactions.....................................     (5,299)    (162,541)  (32,775)     (3,821)  (20,367)    (42,577)
                                                   ----------  -----------  --------   ---------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS.................    344,770     (972,934)   85,617    (248,626)  108,694    (461,176)
NET ASSETS AT BEGINNING OF PERIOD.................    755,113    1,728,047   386,573     635,199   415,395     876,571
                                                   ----------  -----------  --------   ---------  --------   ---------
NET ASSETS AT END OF PERIOD....................... $1,099,883  $   755,113  $472,190   $ 386,573  $524,089   $ 415,395
                                                   ==========  ===========  ========   =========  ========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of period......     54,345       61,759    55,505      55,856    48,803      52,933
       Units issued...............................      4,619          441       569         347       678       6,623
       Units redeemed.............................     (5,155)      (7,855)   (5,152)       (698)   (3,014)    (10,753)
                                                   ----------  -----------  --------   ---------  --------   ---------
    Units outstanding at end of period............     53,809       54,345    50,922      55,505    46,467      48,803
                                                   ==========  ===========  ========   =========  ========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 DWS VARIABLE SERIES II  DWS VARIABLE SERIES II DWS VARIABLE SERIES II
                                                       SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                                 ----------------------  ---------------------  ---------------------
                                                                                  DWS              DWS SMALL CAP
                                                  DWS BALANCED VIP A II  MONEY MARKET VIP A II    GROWTH VIP A II
                                                 ----------------------  ---------------------  ---------------------
                                                    2009        2008        2009       2008       2009        2008
                                                 ----------  ----------  ---------  ----------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   42,743  $   56,865  $  (2,050) $   19,116  $ (1,983)  $  (2,937)
Net realized gains (losses).....................    (17,124)    (21,854)        --          --    (5,838)    (12,875)
Change in unrealized gains (losses).............    269,869    (592,176)        --          --   105,981    (245,822)
                                                 ----------  ----------  ---------  ----------  --------   ---------
Increase (decrease) in net assets from
 operations.....................................    295,488    (557,165)    (2,050)     19,116    98,160    (261,634)
                                                 ----------  ----------  ---------  ----------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................         --         250         --      35,020       540         540
Benefit payments................................    (28,213)     31,177         --          --        --          --
Payments on termination.........................    (35,246)   (137,589)  (101,745)    (26,902)   (2,737)    (21,756)
Contract maintenance charge.....................         --          --         --          --        --          --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................     16,803     (36,099)  (235,407)   (124,884)     (131)     69,312
                                                 ----------  ----------  ---------  ----------  --------   ---------
Increase (decrease) in net assets from contract
 transactions...................................    (46,656)   (142,261)  (337,152)   (116,766)   (2,328)     48,096
                                                 ----------  ----------  ---------  ----------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS...............    248,832    (699,426)  (339,202)    (97,650)   95,832    (213,538)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,351,788   2,051,214    935,248   1,032,898   250,990     464,528
                                                 ----------  ----------  ---------  ----------  --------   ---------
NET ASSETS AT END OF PERIOD..................... $1,600,620  $1,351,788  $ 596,046  $  935,248  $346,822   $ 250,990
                                                 ==========  ==========  =========  ==========  ========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    154,572     169,227     87,449      98,429    39,149      36,335
       Units issued.............................      3,384       4,278      7,550      15,175       814       6,215
       Units redeemed...........................     (8,612)    (18,933)   (39,044)    (26,155)   (1,211)     (3,401)
                                                 ----------  ----------  ---------  ----------  --------   ---------
    Units outstanding at end of period..........    149,344     154,572     55,955      87,449    38,752      39,149
                                                 ==========  ==========  =========  ==========  ========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  FEDERATED             FIDELITY VARIABLE        FIDELITY VARIABLE
                                              INSURANCE SERIES       INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------------  ------------------------  -----------------------
                                                  FEDERATED
                                             PRIME MONEY FUND II         VIP CONTRAFUND          VIP EQUITY-INCOME
                                          ------------------------  ------------------------  -----------------------
                                              2009         2008         2009         2008        2009         2008
                                          -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (154,856) $   104,769  $       989  $   (45,058) $    9,761  $    12,778
Net realized gains (losses)..............          --           --     (977,682)    (153,139)   (140,140)    (151,398)
Change in unrealized gains (losses)......          --           --    2,840,379   (5,299,776)    422,444     (757,710)
                                          -----------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets from
 operations..............................    (154,856)     104,769    1,863,686   (5,497,973)    292,065     (896,332)
                                          -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      17,186        4,020       28,530       54,967         605        1,545
Benefit payments.........................    (462,246)    (433,484)     (65,782)    (185,062)    (19,988)     (84,487)
Payments on termination..................  (4,281,688)  (4,065,096)  (1,201,109)  (2,001,180)   (141,139)    (618,038)
Contract maintenance charge..............      (8,330)      (3,181)      (6,416)      (7,111)       (670)        (990)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  13,292,837    1,323,997       99,537     (204,124)    134,456     (224,077)
                                          -----------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   8,557,759   (3,173,744)  (1,145,240)  (2,342,509)    (26,736)    (926,047)
                                          -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   8,402,903   (3,068,975)     718,446   (7,840,482)    265,329   (1,822,379)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   7,591,679   10,660,654    6,434,780   14,275,262     959,510    2,781,889
                                          -----------  -----------  -----------  -----------  ----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $15,994,582  $ 7,591,679  $ 7,153,226  $ 6,434,780  $1,224,839  $   959,510
                                          ===========  ===========  ===========  ===========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     627,765      893,573      629,773      793,131     108,753      178,711
       Units issued......................   1,231,496      289,533       83,709       70,280      24,868        3,440
       Units redeemed....................    (571,778)    (555,341)    (187,291)    (233,638)    (24,255)     (73,398)
                                          -----------  -----------  -----------  -----------  ----------  -----------
    Units outstanding at end of
     period..............................   1,287,483      627,765      526,191      629,773     109,366      108,753
                                          ===========  ===========  ===========  ===========  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              FIDELITY VARIABLE        FIDELITY VARIABLE        FIDELITY VARIABLE
                                           INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           -----------------------  -----------------------  -----------------------
                                                  VIP GROWTH            VIP HIGH INCOME           VIP INDEX 500
                                           -----------------------  -----------------------  -----------------------
                                              2009         2008        2009         2008        2009         2008
                                           ----------  -----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (29,145) $   (32,534) $   78,320  $   117,869  $   55,231  $    44,485
Net realized gains (losses)...............   (424,595)     (82,559)   (158,365)    (161,233)   (210,347)     138,927
Change in unrealized gains (losses).......  1,196,871   (3,143,691)    523,630     (458,096)  1,275,854   (3,403,803)
                                           ----------  -----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets from
 operations...............................    743,131   (3,258,784)    443,585     (501,460)  1,120,738   (3,220,391)
                                           ----------  -----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................     25,500       62,164       3,401        9,796      27,193       34,380
Benefit payments..........................    (31,837)     (13,703)    (65,578)     (90,714)    (54,757)    (166,449)
Payments on termination...................   (426,802)    (863,456)   (294,413)    (451,976)   (816,715)  (1,423,014)
Contract maintenance charge...............     (4,743)      (5,762)     (1,028)      (1,082)     (4,727)      (5,588)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (82,576)    (114,513)    (34,307)    (268,751)    274,160     (423,578)
                                           ----------  -----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets from
 contract transactions....................   (520,458)    (935,270)   (391,925)    (802,727)   (574,846)  (1,984,249)
                                           ----------  -----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................    222,673   (4,194,054)     51,660   (1,304,187)    545,892   (5,204,640)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  3,263,620    7,457,674   1,262,589    2,566,776   4,707,354    9,911,994
                                           ----------  -----------  ----------  -----------  ----------  -----------
NET ASSETS AT END OF PERIOD............... $3,486,293  $ 3,263,620  $1,314,249  $ 1,262,589  $5,253,246  $ 4,707,354
                                           ==========  ===========  ==========  ===========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    540,382      642,675     156,146      233,449     689,822      903,650
       Units issued.......................     59,955       58,898       8,128        9,450     127,743       44,385
       Units redeemed.....................   (140,056)    (161,191)    (49,608)     (86,753)   (195,642)    (258,213)
                                           ----------  -----------  ----------  -----------  ----------  -----------
    Units outstanding at end of period....    460,281      540,382     114,666      156,146     621,923      689,822
                                           ==========  ===========  ==========  ===========  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                                                         FIDELITY
                                                                                                    VARIABLE INSURANCE
                                                      FIDELITY VARIABLE       FIDELITY VARIABLE       PRODUCTS FUND
                                                   INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND  (SERVICE CLASS 2)
                                                         SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
                                                   ----------------------  -----------------------  -----------------
                                                                                                        VIP ASSET
                                                             VIP                                      MANAGER GROWTH
                                                    INVESTMENT GRADE BOND        VIP OVERSEAS       (SERVICE CLASS 2)
                                                   ----------------------  -----------------------  -----------------
                                                      2009        2008        2009         2008       2009     2008
                                                   ----------  ----------  ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  188,646  $   95,914  $   10,247  $    22,850  $   (10) $    150
Net realized gains (losses).......................    (39,693)    (59,669)   (172,699)     318,740      164      (372)
Change in unrealized gains (losses)...............    166,875    (180,369)    452,139   (1,691,054)  25,158   (24,019)
                                                   ----------  ----------  ----------  -----------  -------  --------
Increase (decrease) in net assets from operations.    315,828    (144,124)    289,687   (1,349,464)  25,312   (24,241)
                                                   ----------  ----------  ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      9,255      21,942       8,292       22,406       --        --
Benefit payments..................................    (31,545)    (96,058)     (2,524)     (28,887)      --        --
Payments on termination...........................   (418,564)   (634,510)   (234,465)    (848,420)      --    (2,125)
Contract maintenance charge.......................     (1,706)     (1,853)     (1,555)      (1,891)      --        --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    (97,217)     (5,323)    (10,408)       1,093   22,974      (140)
                                                   ----------  ----------  ----------  -----------  -------  --------
Increase (decrease) in net assets from contract
 transactions.....................................   (539,777)   (715,802)   (240,660)    (855,699)  22,974    (2,265)
                                                   ----------  ----------  ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS.................   (223,949)   (859,926)     49,027   (2,205,163)  48,286   (26,506)
NET ASSETS AT BEGINNING OF PERIOD.................  2,599,594   3,459,520   1,437,110    3,642,273   39,759    66,265
                                                   ----------  ----------  ----------  -----------  -------  --------
NET ASSETS AT END OF PERIOD....................... $2,375,645  $2,599,594  $1,486,137  $ 1,437,110  $88,045  $ 39,759
                                                   ==========  ==========  ==========  ===========  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period......    184,295     234,249     171,538      241,023    5,013     5,279
       Units issued...............................     26,534      50,649      20,337       26,578    3,563        13
       Units redeemed.............................    (63,372)   (100,603)    (48,857)     (96,063)      --      (279)
                                                   ----------  ----------  ----------  -----------  -------  --------
    Units outstanding at end of period............    147,457     184,295     143,018      171,538    8,576     5,013
                                                   ==========  ==========  ==========  ===========  =======  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                               FIDELITY VARIABLE         FIDELITY VARIABLE        FIDELITY VARIABLE
                                            INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                               (SERVICE CLASS 2)         (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                  SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                           -------------------------  -----------------------  --------------------------
                                                 VIP CONTRAFUND          VIP EQUITY-INCOME         VIP FREEDOM 2010
                                               (SERVICE CLASS 2)         (SERVICE CLASS 2)     PORTFOLIO (SERVICE CLASS 2)
                                           -------------------------  -----------------------  --------------------------
                                               2009         2008         2009         2008        2009           2008
                                           -----------  ------------  ----------  -----------   ----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (286,283) $   (737,851) $    3,298  $     2,996  $  189,996    $   146,131
Net realized gains (losses)...............  (8,312,960)   (5,032,118)   (231,605)    (189,765)   (598,093)        (5,959)
Change in unrealized gains (losses).......  28,272,625   (43,134,239)    462,860     (981,386)  2,120,811     (2,842,962)
                                           -----------  ------------  ----------  -----------   ----------   -----------
Increase (decrease) in net assets from
 operations...............................  19,673,382   (48,904,208)    234,553   (1,168,155)  1,712,714     (2,702,790)
                                           -----------  ------------  ----------  -----------   ----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      70,703       681,072       2,400        2,400      11,370          3,280
Benefit payments..........................    (972,860)   (1,805,209)    (32,523)     (29,142)    (43,959)       (15,037)
Payments on termination...................  (5,222,159)   (7,635,393)   (283,098)    (644,049)   (720,775)      (558,007)
Contract maintenance charge...............    (352,222)     (396,580)       (520)        (617)    (49,990)       (39,176)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   2,129,905    10,254,156     (32,636)    (605,862)    210,065      5,577,637
                                           -----------  ------------  ----------  -----------   ----------   -----------
Increase (decrease) in net assets from
 contract transactions....................  (4,346,633)    1,098,046    (346,377)  (1,277,270)   (593,289)     4,968,697
                                           -----------  ------------  ----------  -----------   ----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  15,326,749   (47,806,162)   (111,824)  (2,445,425)  1,119,425      2,265,907
NET ASSETS AT BEGINNING OF
 PERIOD...................................  62,220,358   110,026,520   1,129,660    3,575,085   8,586,306      6,320,399
                                           -----------  ------------  ----------  -----------   ----------   -----------
NET ASSETS AT END OF PERIOD............... $77,547,107  $ 62,220,358  $1,017,836  $ 1,129,660  $9,705,731    $ 8,586,306
                                           ===========  ============  ==========  ===========   ==========   ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   8,276,099     8,136,808     151,277      270,725   1,045,628        566,354
       Units issued.......................   1,353,134     2,321,633       7,911       50,809     266,283        867,640
       Units redeemed.....................  (1,841,273)   (2,182,342)    (52,818)    (170,257)   (343,051)      (388,366)
                                           -----------  ------------  ----------  -----------   ----------   -----------
    Units outstanding at end of period....   7,787,960     8,276,099     106,370      151,277     968,860      1,045,628
                                           ===========  ============  ==========  ===========   ==========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                               FIDELITY VARIABLE        FIDELITY VARIABLE        FIDELITY VARIABLE
                                            INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                  SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           ------------------------  -----------------------  ----------------------
                                                  VIP FREEDOM              VIP FREEDOM              VIP FREEDOM
                                                2020 PORTFOLIO            2030 PORTFOLIO         INCOME PORTFOLIO
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                           ------------------------  -----------------------  ----------------------
                                               2009         2008        2009         2008        2009        2008
                                           -----------  -----------  ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   103,327  $    63,798  $   14,608  $    15,635  $   66,667  $   44,672
Net realized gains (losses)...............    (464,492)    (178,783)   (200,155)      79,473     (38,306)    (55,623)
Change in unrealized gains (losses).......   1,967,614   (2,617,372)    810,520   (1,292,595)    364,040    (366,694)
                                           -----------  -----------  ----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................   1,606,449   (2,732,357)    624,973   (1,197,487)    392,401    (377,645)
                                           -----------  -----------  ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      14,821       83,554       1,697       19,330      16,200      42,051
Benefit payments..........................     (23,976)     (48,212)         --      (16,215)    (41,789)   (199,982)
Payments on termination...................  (1,205,218)    (971,059)    (53,095)    (254,070)   (364,315)   (626,118)
Contract maintenance charge...............     (45,014)     (28,358)    (14,325)     (10,629)    (16,631)    (17,616)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   1,585,554    2,528,245     321,124    1,219,699   1,090,718   1,859,328
                                           -----------  -----------  ----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................     326,167    1,564,170     255,401      958,115     684,183   1,057,663
                                           -----------  -----------  ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   1,932,616   (1,168,187)    880,374     (239,372)  1,076,584     680,018
NET ASSETS AT BEGINNING OF
 PERIOD...................................   5,433,458    6,601,645   1,986,860    2,226,232   2,615,887   1,935,869
                                           -----------  -----------  ----------  -----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $ 7,366,074  $ 5,433,458  $2,867,234  $ 1,986,860  $3,692,471  $2,615,887
                                           ===========  ===========  ==========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     723,789      581,385     284,171      193,831     275,479     179,300
       Units issued.......................     370,617      468,685     140,320      140,336     167,271     253,252
       Units redeemed.....................    (319,051)    (326,281)   (106,714)     (49,996)    (97,452)   (157,073)
                                           -----------  -----------  ----------  -----------  ----------  ----------
    Units outstanding at end of period....     775,355      723,789     317,777      284,171     345,298     275,479
                                           ===========  ===========  ==========  ===========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                     FIDELITY VARIABLE       FIDELITY VARIABLE        FIDELITY VARIABLE
                                                  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                                     (SERVICE CLASS 2)       (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                        SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                                 ------------------------  ----------------------  ----------------------
                                                    VIP GROWTH & INCOME         VIP GROWTH            VIP GROWTH STOCK
                                                     (SERVICE CLASS 2)       (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                 ------------------------  ----------------------  ----------------------
                                                     2009         2008        2009        2008        2009        2008
                                                 -----------  -----------  ---------   ---------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   (71,702) $   (86,507) $  (3,894)  $  (6,668)  $  (19,988) $  (25,441)
Net realized gains (losses).....................    (733,335)     947,903    (57,162)      7,927     (131,639)   (144,355)
Change in unrealized gains (losses).............   2,852,943   (7,235,910)   115,396    (379,655)     635,126    (797,283)
                                                 -----------  -----------  ---------   ---------   ----------  ----------
Increase (decrease) in net assets from
 operations.....................................   2,047,906   (6,374,514)    54,340    (378,396)     483,499    (967,079)
                                                 -----------  -----------  ---------   ---------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................       1,028       50,089        180         180        7,567      65,256
Benefit payments................................    (130,581)    (182,708)      (304)    (12,836)      (2,870)    (11,838)
Payments on termination.........................    (757,926)  (1,021,596)  (157,744)   (137,007)    (109,486)   (190,749)
Contract maintenance charge.....................     (50,371)     (52,957)      (209)       (240)      (5,695)     (5,386)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................     342,761    1,138,322     (5,497)    165,679       29,239     577,060
                                                 -----------  -----------  ---------   ---------   ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................    (595,089)     (68,850)  (163,574)     15,776      (81,245)    434,343
                                                 -----------  -----------  ---------   ---------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   1,452,817   (6,443,364)  (109,234)   (362,620)     402,254    (532,736)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   8,790,637   15,234,001    359,421     722,041    1,191,587   1,724,323
                                                 -----------  -----------  ---------   ---------   ----------  ----------
NET ASSETS AT END OF PERIOD..................... $10,243,454  $ 8,790,637  $ 250,187   $ 359,421   $1,593,841  $1,191,587
                                                 ===========  ===========  =========   =========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   1,137,569    1,126,062     63,436      66,294      186,637     146,855
       Units issued.............................     167,742      253,403      2,603      61,058       48,055     102,036
       Units redeemed...........................    (244,349)    (241,896)   (31,174)    (63,916)     (58,925)    (62,254)
                                                 -----------  -----------  ---------   ---------   ----------  ----------
    Units outstanding at end of period..........   1,060,962    1,137,569     34,865      63,436      175,767     186,637
                                                 ===========  ===========  =========   =========   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                     FIDELITY VARIABLE        FIDELITY VARIABLE     FIDELITY VARIABLE
                                                  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                                     (SERVICE CLASS 2)        (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                                        SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------------  -----------------------  ----------------------
                                                                                                      VIP INVESTMENT
                                                      VIP HIGH INCOME           VIP INDEX 500           GRADE BOND
                                                     (SERVICE CLASS 2)        (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                                 ------------------------  -----------------------  ----------------------
                                                     2009         2008        2009         2008       2009        2008
                                                 -----------  -----------  ----------  -----------   -------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   464,611  $   577,189  $   49,774  $    45,971  $   383     $    482
Net realized gains (losses).....................    (578,410)    (432,614)   (368,181)    (119,386)    (744)        (855)
Change in unrealized gains (losses).............   2,649,775   (2,600,104)  1,949,323   (3,322,645)     771         (211)
                                                 -----------  -----------  ----------  -----------   -------     --------
Increase (decrease) in net assets from
 operations.....................................   2,535,976   (2,455,529)  1,630,916   (3,396,060)     410         (584)
                                                 -----------  -----------  ----------  -----------   -------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................        (856)       6,019       6,821       40,955       --           --
Benefit payments................................     (84,236)    (263,427)   (102,547)     (58,082)      --       (5,805)
Payments on termination.........................  (1,129,317)  (1,464,058)   (835,055)    (568,891)  (6,846)      (3,387)
Contract maintenance charge.....................     (36,454)     (35,663)    (36,706)     (35,749)     (19)         (36)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................      80,445     (280,136)    820,921    1,011,473      235         (553)
                                                 -----------  -----------  ----------  -----------   -------     --------
Increase (decrease) in net assets from contract
 transactions...................................  (1,170,418)  (2,037,265)   (146,566)     389,706   (6,630)      (9,781)
                                                 -----------  -----------  ----------  -----------   -------     --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   1,365,558   (4,492,794)  1,484,350   (3,006,354)  (6,220)     (10,365)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   6,770,778   11,263,572   6,059,281    9,065,635    7,497       17,862
                                                 -----------  -----------  ----------  -----------   -------     --------
NET ASSETS AT END OF PERIOD..................... $ 8,136,336  $ 6,770,778  $7,543,631  $ 6,059,281  $ 1,277     $  7,497
                                                 ===========  ===========  ==========  ===========   =======     ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     785,374      963,641     870,821      804,594      653        1,479
       Units issued.............................     126,097      137,527     314,793      256,902       18          304
       Units redeemed...........................    (242,785)    (315,794)   (312,798)    (190,675)    (573)      (1,130)
                                                 -----------  -----------  ----------  -----------   -------     --------
    Units outstanding at end of period..........     668,686      785,374     872,816      870,821       98          653
                                                 ===========  ===========  ==========  ===========   =======     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              FIDELITY VARIABLE             FIDELITY VARIABLE       FIDELITY VARIABLE
                                           INSURANCE PRODUCTS FUND       INSURANCE PRODUCTS FUND    INSURANCE PRODUCTS
                                              (SERVICE CLASS 2)             (SERVICE CLASS 2)      FUND (SERVICE CLASS 2)
                                                 SUB-ACCOUNT                   SUB-ACCOUNT             SUB-ACCOUNT
                                          ---------------------------  --------------------------  ---------------------
                                                                            VIP MONEY MARKET           VIP OVERSEAS
                                          VIP MIDCAP (SERVICE CLASS 2)      (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                          ---------------------------  --------------------------  ---------------------
                                              2009          2008           2009          2008        2009        2008
                                          -----------   ------------   ------------  ------------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (204,230)  $   (353,372)  $   (305,528) $    140,400  $    174   $   2,276
Net realized gains (losses)..............  (1,913,213)     2,655,535             --            --   (54,906)      6,752
Change in unrealized gains (losses)......   7,788,175    (14,348,074)            --            --    66,589    (128,206)
                                          -----------   ------------   ------------  ------------  --------   ---------
Increase (decrease) in net assets from
 operations..............................   5,670,732    (12,045,911)      (305,528)      140,400    11,857    (119,178)
                                          -----------   ------------   ------------  ------------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      22,701        155,837            548         4,156        --          --
Benefit payments.........................    (459,136)      (736,031)      (811,892)     (175,341)       --          --
Payments on termination..................  (1,414,285)    (2,542,858)   (10,256,588)  (10,909,482)  (62,545)     (6,042)
Contract maintenance charge..............     (93,124)      (105,598)      (125,968)      (78,129)      (35)        (32)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     254,043       (390,921)     8,747,588    28,452,593        19      92,631
                                          -----------   ------------   ------------  ------------  --------   ---------
Increase (decrease) in net assets from
 contract transactions...................  (1,689,801)    (3,619,571)    (2,446,312)   17,293,797   (62,561)     86,557
                                          -----------   ------------   ------------  ------------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................   3,980,931    (15,665,482)    (2,751,839)   17,434,197   (50,704)    (32,621)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  16,456,604     32,122,086     27,081,793     9,647,596   148,905     181,526
                                          -----------   ------------   ------------  ------------  --------   ---------
NET ASSETS AT END OF
 PERIOD.................................. $20,437,535   $ 16,456,604   $ 24,329,954  $ 27,081,793  $ 98,201   $ 148,905
                                          ===========   ============   ============  ============  ========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,113,060      2,415,359      2,544,214       914,917    17,081      11,471
       Units issued......................     290,535        453,601      2,073,118     3,246,143       223      10,606
       Units redeemed....................    (487,035)      (755,900)    (2,289,244)   (1,616,846)   (8,305)     (4,996)
                                          -----------   ------------   ------------  ------------  --------   ---------
    Units outstanding at end of
     period..............................   1,916,560      2,113,060      2,328,088     2,544,214     8,999      17,081
                                          ===========   ============   ============  ============  ========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  FRANKLIN                  FRANKLIN                  FRANKLIN
                                             TEMPLETON VARIABLE        TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                          INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                                SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          -----------------------  -------------------------  ------------------------
                                             FRANKLIN FLEX CAP        FRANKLIN GROWTH AND             FRANKLIN
                                             GROWTH SECURITIES         INCOME SECURITIES       HIGH INCOME SECURITIES
                                          -----------------------  -------------------------  ------------------------
                                             2009         2008         2009         2008          2009         2008
                                          ----------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (64,380) $   (74,065) $ 1,363,288  $  1,004,850  $   483,850  $   805,609
Net realized gains (losses)..............   (133,665)      17,197   (4,929,841)    1,581,511     (406,670)    (345,760)
Change in unrealized gains (losses)......  1,249,193   (1,936,776)  12,811,157   (29,021,121)   3,157,461   (3,012,907)
                                          ----------  -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  1,051,148   (1,993,644)   9,244,604   (26,434,760)   3,234,641   (2,553,058)
                                          ----------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --       24,436       93,427       601,574        3,987       26,650
Benefit payments.........................    (38,083)    (101,680)    (649,328)   (1,667,585)    (330,228)    (187,345)
Payments on termination..................   (364,301)    (372,304)  (3,269,073)   (6,740,409)    (996,882)  (1,477,723)
Contract maintenance charge..............    (23,796)     (24,275)    (215,688)     (252,091)     (31,893)     (30,833)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     57,727      521,191   (1,321,407)   (3,908,186)   1,891,309      (90,882)
                                          ----------  -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (368,453)      47,368   (5,362,069)  (11,966,697)     536,293   (1,760,133)
                                          ----------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    682,695   (1,946,276)   3,882,535   (38,401,457)   3,770,934   (4,313,191)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  3,599,653    5,545,929   41,665,750    80,067,207    7,572,460   11,885,651
                                          ----------  -----------  -----------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $4,282,348  $ 3,599,653  $45,548,285  $ 41,665,750  $11,343,394  $ 7,572,460
                                          ==========  ===========  ===========  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    436,784      427,784    4,023,407     4,937,690      850,316    1,006,469
       Units issued......................     68,015      124,804      440,622       509,201      334,217      139,039
       Units redeemed....................   (107,460)    (115,804)    (932,830)   (1,423,484)    (276,062)    (295,192)
                                          ----------  -----------  -----------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................    397,339      436,784    3,531,199     4,023,407      908,471      850,316
                                          ==========  ===========  ===========  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  FRANKLIN                    FRANKLIN                   FRANKLIN
                                             TEMPLETON VARIABLE          TEMPLETON VARIABLE         TEMPLETON VARIABLE
                                          INSURANCE PRODUCTS TRUST    INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST
                                                SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                        ---------------------------  -------------------------  -------------------------
                                                  FRANKLIN               FRANKLIN LARGE CAP         FRANKLIN SMALL CAP
                                             INCOME SECURITIES           GROWTH SECURITIES           VALUE SECURITIES
                                        ---------------------------  -------------------------  -------------------------
                                            2009           2008          2009         2008          2009         2008
                                        ------------  -------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $ 12,246,612  $   9,914,902  $   (76,984) $   (181,719) $    34,436  $   (232,863)
Net realized gains (losses)............  (11,208,626)    (2,939,549)  (3,151,430)    2,265,015   (1,139,224)    3,403,472
Change in unrealized gains
 (losses)..............................   52,961,231    (94,024,615)  14,758,429   (29,065,414)   9,994,800   (22,391,996)
                                        ------------  -------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations............................   53,999,217    (87,049,262)  11,530,015   (26,982,118)   8,890,012   (19,221,387)
                                        ------------  -------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      145,157      2,010,590       50,486       378,522       49,999       336,660
Benefit payments.......................   (4,401,586)    (4,465,454)  (1,005,453)   (1,578,678)    (875,423)     (910,844)
Payments on termination................  (17,136,524)   (38,212,613)  (3,983,035)   (6,254,794)  (2,879,122)   (6,811,770)
Contract maintenance charge............     (757,224)      (849,356)    (232,226)     (262,327)    (160,884)     (185,146)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................     (176,278)   (10,228,653)    (859,018)      534,398     (578,041)   (3,633,308)
                                        ------------  -------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (22,326,455)   (51,745,486)  (6,029,246)   (7,182,879)  (4,443,471)  (11,204,408)
                                        ------------  -------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS................................   31,672,762   (138,794,748)   5,500,769   (34,164,997)   4,446,541   (30,425,795)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  176,273,630    315,068,378   45,512,143    79,677,140   35,580,317    66,006,112
                                        ------------  -------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD................................ $207,946,392  $ 176,273,630  $51,012,912  $ 45,512,143  $40,026,858  $ 35,580,317
                                        ============  =============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   19,065,181     23,606,779    5,906,156     6,664,268    2,695,455     3,301,606
       Units issued....................    1,914,718      3,336,625      686,033     1,132,907      328,806       415,755
       Units redeemed..................   (4,130,254)    (7,878,223)  (1,408,078)   (1,891,019)    (637,558)   (1,021,906)
                                        ------------  -------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period............................   16,849,645     19,065,181    5,184,111     5,906,156    2,386,703     2,695,455
                                        ============  =============  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  FRANKLIN                 FRANKLIN                   FRANKLIN
                                             TEMPLETON VARIABLE       TEMPLETON VARIABLE         TEMPLETON VARIABLE
                                          INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST
                                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          -----------------------  ------------------------  -------------------------
                                           FRANKLIN SMALL MID CAP          FRANKLIN                MUTUAL GLOBAL
                                             GROWTH SECURITIES          U.S. GOVERNMENT       DISCOVERY SECURITIES (H)
                                          -----------------------  ------------------------  -------------------------
                                             2009         2008         2009         2008         2009         2008
                                          ----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (30,611) $   (41,897) $   876,501  $ 1,163,191  $  (100,642) $    172,814
Net realized gains (losses)..............    (75,203)     405,709      400,273       54,119     (723,110)      646,586
Change in unrealized gains (losses)......    777,957   (1,742,072)    (755,791)   1,022,427    5,184,732   (10,712,026)
                                          ----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................    672,143   (1,378,260)     520,983    2,239,737    4,360,980    (9,892,626)
                                          ----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      9,357        5,343       23,760      200,838       45,133       347,770
Benefit payments.........................    (12,681)     (38,116)    (732,223)    (483,738)    (894,782)     (552,697)
Payments on termination..................   (128,697)    (363,387)  (6,506,995)  (4,433,766)  (2,250,461)   (2,466,769)
Contract maintenance charge..............     (7,959)      (8,527)    (175,852)    (148,319)    (122,018)     (123,712)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     34,002       44,488    4,665,577   21,643,020    1,268,297     2,340,403
                                          ----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................   (105,978)    (360,199)  (2,725,733)  16,778,035   (1,953,831)     (455,005)
                                          ----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................    566,165   (1,738,459)  (2,204,750)  19,017,772    2,407,149   (10,347,631)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,741,673    3,480,132   44,052,970   25,035,198   22,417,932    32,765,563
                                          ----------  -----------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $2,307,838  $ 1,741,673  $41,848,220  $44,052,970  $24,825,081  $ 22,417,932
                                          ==========  ===========  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    158,258      182,533    3,759,046    2,255,117    2,483,614     2,548,008
       Units issued......................     20,691       18,012    1,748,827    3,338,518      431,217       851,392
       Units redeemed....................    (27,966)     (42,287)  (1,989,146)  (1,834,589)    (652,007)     (915,786)
                                          ----------  -----------  -----------  -----------  -----------  ------------
    Units outstanding at end of
     period..............................    150,983      158,258    3,518,727    3,759,046    2,262,824     2,483,614
                                          ==========  ===========  ===========  ===========  ===========  ============

--------
(h)Previously known as Mutual Discovery Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 FRANKLIN                    FRANKLIN                    FRANKLIN
                                            TEMPLETON VARIABLE          TEMPLETON VARIABLE          TEMPLETON VARIABLE
                                         INSURANCE PRODUCTS TRUST    INSURANCE PRODUCTS TRUST    INSURANCE PRODUCTS TRUST
                                               SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                       ---------------------------  -------------------------  ---------------------------
                                                                       TEMPLETON DEVELOPING             TEMPLETON
                                         MUTUAL SHARES SECURITIES       MARKETS SECURITIES          FOREIGN SECURITIES
                                       ---------------------------  -------------------------  ---------------------------
                                           2009           2008          2009         2008          2009           2008
                                       ------------  -------------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $    353,748  $   2,160,602  $   626,585  $    379,147  $  2,146,067  $   1,391,748
Net realized gains (losses)...........   (9,333,133)     3,372,009   (2,402,646)    6,758,313    (6,122,162)    15,925,875
Change in unrealized gains
 (losses).............................   32,282,465    (81,144,632)  14,262,973   (31,906,724)   40,127,434   (107,344,430)
                                       ------------  -------------  -----------  ------------  ------------  -------------
Increase (decrease) in net assets
 from operations......................   23,303,080    (75,612,021)  12,486,912   (24,769,264)   36,151,339    (90,026,808)
                                       ------------  -------------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      108,701      1,193,164       54,165       382,065       113,875      1,029,872
Benefit payments......................   (2,847,766)    (2,904,798)    (349,870)     (463,099)   (2,442,879)    (2,527,447)
Payments on termination...............   (9,677,640)   (23,260,679)  (2,113,633)   (4,074,804)  (10,113,888)   (25,871,416)
Contract maintenance charge...........     (462,706)      (573,428)    (122,055)     (140,848)     (539,081)      (649,083)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   (2,473,331)   (12,915,466)     470,591    (1,815,459)   (3,204,896)    (6,955,381)
                                       ------------  -------------  -----------  ------------  ------------  -------------
Increase (decrease) in net assets
 from contract transactions...........  (15,352,742)   (38,461,207)  (2,060,802)   (6,112,145)  (16,186,869)   (34,973,455)
                                       ------------  -------------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS...........................    7,950,338   (114,073,228)  10,426,110   (30,881,409)   19,964,470   (125,000,263)
NET ASSETS AT BEGINNING
 OF PERIOD............................  109,604,582    223,677,810   19,432,975    50,314,384   115,017,462    240,017,725
                                       ------------  -------------  -----------  ------------  ------------  -------------
NET ASSETS AT END OF
 PERIOD............................... $117,554,920  $ 109,604,582  $29,859,085  $ 19,432,975  $134,981,932  $ 115,017,462
                                       ============  =============  ===========  ============  ============  =============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   10,508,420     13,307,223    1,005,564     1,212,686     9,582,503     11,823,812
       Units issued...................      996,534      1,386,120      180,440       283,094     1,188,118      1,646,972
       Units redeemed.................   (2,386,203)    (4,184,923)    (275,999)     (490,216)   (2,405,503)    (3,888,281)
                                       ------------  -------------  -----------  ------------  ------------  -------------
    Units outstanding at end of
     period...........................    9,118,751     10,508,420      910,005     1,005,564     8,365,118      9,582,503
                                       ============  =============  ===========  ============  ============  =============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          FRANKLIN                    FRANKLIN
                                                     TEMPLETON VARIABLE          TEMPLETON VARIABLE      GOLDMAN SACHS
                                                   INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST VARIABLE INSURANCE
                                                         SUB-ACCOUNT                SUB-ACCOUNT        TRUST SUB-ACCOUNT
                                                   -------------------------  -----------------------  -----------------
                                                          TEMPLETON                  TEMPLETON
                                                   GLOBAL BOND SECURITIES (I)    GROWTH SECURITIES     VIT CAPITAL GROWTH
                                                   -------------------------  -----------------------  -----------------
                                                      2009          2008         2009         2008       2009     2008
                                                    ----------   ----------   ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  344,955    $   75,474   $   22,632  $     8,398  $  (251) $   (422)
Net realized gains (losses).......................    216,539       187,948     (141,403)     106,594     (114)      (38)
Change in unrealized gains (losses)...............    (41,406)     (138,186)     455,778   (1,396,365)   9,941   (15,510)
                                                    ----------   ----------   ----------  -----------  -------  --------
Increase (decrease) in net assets from operations.    520,088       125,236      337,007   (1,281,373)   9,576   (15,970)
                                                    ----------   ----------   ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      6,559         8,180        2,015        3,180       --        --
Benefit payments..................................   (974,292)      (71,219)      (3,890)     (16,298)      --        --
Payments on termination...........................   (352,102)     (696,002)    (160,902)    (821,010)      --        --
Contract maintenance charge.......................     (8,162)       (7,915)        (703)        (844)     (27)      (29)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    795,372       (78,123)        (911)    (245,695)      --    (2,599)
                                                    ----------   ----------   ----------  -----------  -------  --------
Increase (decrease) in net assets from contract
 transactions.....................................   (532,625)     (845,079)    (164,391)  (1,080,667)     (27)   (2,628)
                                                    ----------   ----------   ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS.................    (12,537)     (719,843)     172,616   (2,362,040)   9,549   (18,598)
NET ASSETS AT BEGINNING OF PERIOD.................  2,867,122     3,586,965    1,369,415    3,731,455   21,022    39,620
                                                    ----------   ----------   ----------  -----------  -------  --------
NET ASSETS AT END OF PERIOD....................... $2,854,585    $2,867,122   $1,542,031  $ 1,369,415  $30,571  $ 21,022
                                                    ==========   ==========   ==========  ===========  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period......    151,688       198,932      122,064      190,433    3,759     4,093
       Units issued...............................    104,640        50,535        3,717        3,222       --        --
       Units redeemed.............................   (125,614)      (97,779)     (19,884)     (71,591)      (4)     (334)
                                                    ----------   ----------   ----------  -----------  -------  --------
    Units outstanding at end of period............    130,714       151,688      105,897      122,064    3,755     3,759
                                                    ==========   ==========   ==========  ===========  =======  ========

--------
(i)Previously known as Templeton Global Income Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                       GOLDMAN SACHS
                                                    GOLDMAN SACHS VARIABLE   GOLDMAN SACHS VARIABLE      VARIABLE
                                                       INSURANCE TRUST          INSURANCE TRUST       INSURANCE TRUST
                                                         SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                                   -----------------------  -----------------------  -------------------
                                                                                                       VIT STRATEGIC
                                                    VIT GROWTH AND INCOME      VIT MID CAP VALUE     INTERNATIONAL EQUITY
                                                   -----------------------  -----------------------  -------------------
                                                      2009         2008        2009         2008       2009       2008
                                                   ----------  -----------  ----------  -----------   -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $    6,817  $     8,046  $    7,917  $   (47,861) $     9    $    59
Net realized gains (losses).......................   (447,415)    (573,314)   (485,878)    (571,702)    (971)       147
Change in unrealized gains (losses)...............  1,329,085   (2,479,967)  1,732,208   (2,329,918)   1,363     (2,842)
                                                   ----------  -----------  ----------  -----------   -------   -------
Increase (decrease) in net assets from operations.    888,487   (3,045,235)  1,254,247   (2,949,481)     401     (2,636)
                                                   ----------  -----------  ----------  -----------   -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................        234       37,854         759          515       --         --
Benefit payments..................................    (82,941)    (155,502)    (12,208)     (27,028)      --         --
Payments on termination...........................   (473,987)    (686,446)   (354,353)    (736,841)  (2,194)    (1,395)
Contract maintenance charge.......................    (29,413)     (32,137)    (25,228)     (29,774)      (7)        --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    478,619     (785,942)    (67,414)    (840,196)   2,013          1
                                                   ----------  -----------  ----------  -----------   -------   -------
Increase (decrease) in net assets from contract
 transactions.....................................   (107,488)  (1,622,173)   (458,444)  (1,633,324)    (188)    (1,394)
                                                   ----------  -----------  ----------  -----------   -------   -------
INCREASE (DECREASE) IN NET ASSETS.................    780,999   (4,667,408)    795,803   (4,582,805)     213     (4,030)
NET ASSETS AT BEGINNING OF PERIOD.................  5,075,100    9,742,508   4,411,826    8,994,631    2,456      6,486
                                                   ----------  -----------  ----------  -----------   -------   -------
NET ASSETS AT END OF PERIOD....................... $5,856,098  $ 5,075,100  $5,207,629  $ 4,411,826  $ 2,669    $ 2,456
                                                   ==========  ===========  ==========  ===========   =======   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period......    622,831      779,280     539,325      684,851      278        397
       Units issued...............................    129,068       78,376      32,378       11,726      306         (4)
       Units redeemed.............................   (135,041)    (234,825)    (86,413)    (157,252)    (258)      (115)
                                                   ----------  -----------  ----------  -----------   -------   -------
    Units outstanding at end of period............    616,858      622,831     485,290      539,325      326        278
                                                   ==========  ===========  ==========  ===========   =======   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                  GOLDMAN SACHS VARIABLE    GOLDMAN SACHS VARIABLE
                                                      INSURANCE TRUST          INSURANCE TRUST      JANUS ASPEN SERIES
                                                        SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------------  -----------------------  -----------------
                                                      VIT STRUCTURED            VIT STRUCTURED
                                                     SMALL CAP EQUITY         U. S. EQUITY FUND      FORTY PORTFOLIO
                                                 ------------------------  -----------------------  -----------------
                                                     2009         2008        2009         2008       2009     2008
                                                 -----------  -----------  ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (49,293) $  (158,153) $   29,516  $   (15,549) $  (212) $   (270)
Net realized gains (losses).....................  (1,743,127)  (2,246,335)   (807,763)    (574,462)     281       236
Change in unrealized gains (losses).............   4,235,335   (3,528,223)  2,204,244   (4,454,161)   5,161   (10,286)
                                                 -----------  -----------  ----------  -----------  -------  --------
Increase (decrease) in net assets from
 operations.....................................   2,442,915   (5,932,711)  1,425,997   (5,044,172)   5,230   (10,320)
                                                 -----------  -----------  ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................         622           90         450       28,053       --        --
Benefit payments................................    (105,955)    (407,841)   (198,600)    (192,719)      --        --
Payments on termination.........................    (989,176)  (1,499,473)   (703,762)    (819,670)  (1,050)     (465)
Contract maintenance charge.....................     (50,457)     (62,519)    (41,117)     (46,985)     (33)      (36)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (296,352)  (1,117,615)    (50,953)    (104,532)     (54)       89
                                                 -----------  -----------  ----------  -----------  -------  --------
Increase (decrease) in net assets from contract
 transactions...................................  (1,441,318)  (3,087,358)   (993,982)  (1,135,853)  (1,137)     (412)
                                                 -----------  -----------  ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   1,001,597   (9,020,069)    432,015   (6,180,025)   4,093   (10,732)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  10,298,930   19,318,999   8,001,612   14,181,637   12,435    23,167
                                                 -----------  -----------  ----------  -----------  -------  --------
NET ASSETS AT END OF PERIOD..................... $11,300,527  $10,298,930  $8,433,627  $ 8,001,612  $16,528  $ 12,435
                                                 ===========  ===========  ==========  ===========  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   1,537,059    1,876,718   1,068,293    1,181,736    1,229     1,260
       Units issued.............................     151,307      154,555     135,941      154,005       --        60
       Units redeemed...........................    (350,424)    (494,214)   (259,290)    (267,448)     (95)      (91)
                                                 -----------  -----------  ----------  -----------  -------  --------
    Units outstanding at end of period..........   1,337,942    1,537,059     944,944    1,068,293    1,134     1,229
                                                 ===========  ===========  ==========  ===========  =======  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                              JANUS ASPEN SERIES JANUS ASPEN SERIES   LAZARD RETIREMENT
                                                               (SERVICE SHARES)   (SERVICE SHARES)      SERIES, INC.
                                                                 SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                              ------------------ ------------------   ---------------
                                                                FOREIGN STOCK         OVERSEAS            EMERGING
                                                               (SERVICE SHARES)  (SERVICE SHARES) (J)  MARKETS EQUITY
                                                              ------------------ ------------------   ---------------
                                                                  2008 (AA)        2009     2008 (AB)  2009     2008
                                                              ------------------ --------   --------- -----   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss).................................      $  1,363      $   (138)  $     75  $   7   $   (174)
Net realized gains (losses)..................................        16,956        27,910      6,199     88      6,905
Change in unrealized gains (losses)..........................       (21,539)       33,570    (33,557)   386    (10,004)
                                                                   --------      --------   --------  -----   --------
Increase (decrease) in net assets from operations............        (3,220)       61,342    (27,283)   481     (3,273)
                                                                   --------      --------   --------  -----   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................            --            --         --     --         --
Benefit payments.............................................            --            --         --     --    (17,369)
Payments on termination......................................            --       (34,024)        --     --         --
Contract maintenance charge..................................            --           (35)        --     (4)        (3)
Transfers among the sub-accounts and with the Fixed
 Account--net................................................       (51,084)      (51,084)    51,084   (285)       183
                                                                   --------      --------   --------  -----   --------
Increase (decrease) in net assets from contract transactions.       (51,084)      (85,143)    51,084   (289)   (17,189)
                                                                   --------      --------   --------  -----   --------
INCREASE (DECREASE) IN NET ASSETS............................       (54,304)      (23,801)    23,801    192    (20,462)
NET ASSETS AT BEGINNING OF PERIOD............................        54,304        23,801         --    735     21,197
                                                                   --------      --------   --------  -----   --------
NET ASSETS AT END OF PERIOD..................................      $     --      $     --   $ 23,801  $ 927   $    735
                                                                   ========      ========   ========  =====   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period.................        (2,452)        2,452         --     27        400
       Units issued..........................................            --            --      2,452     --          7
       Units redeemed........................................        (2,452)       (2,452)        --     (6)      (380)
                                                                   --------      --------   --------  -----   --------
    Units outstanding at end of period.......................            --            --      2,452     21         27
                                                                   ========      ========   ========  =====   ========

--------
(j)Previously known as International Growth (Service Shares)
(aa)For the period beginning January 1, 2008 and ended April 29, 2008
(ab)For the period beginning April 30, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   LEGG MASON              LEGG MASON
                                                 PARTNERS VARIABLE      PARTNERS VARIABLE
                                                     INCOME             PORTFOLIOS I, INC       LORD ABBETT SERIES FUND
                                                 TRUST SUB-ACCOUNT        SUB-ACCOUNT                 SUB-ACCOUNT
                                                 ------------------     ---------------------  ------------------------
                                                 LEGG MASON CLEARBRIDGE LEGG MASON CLEARBRIDGE
                                                 VARIABLE FUNDAMENTAL   VARIABLE INVESTORS
                                                 VALUE PORTFOLIO I (K)  PORTFOLIO I (L)                ALL VALUE
                                                 ------------------     ---------------------  ------------------------
                                                 2009         2008       2009        2008          2009         2008
                                                 ----        -------     ------     -------    -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $ --       $   (54)    $    4     $   (79)    $  (141,158) $  (142,208)
Net realized gains (losses).....................   (9)       (1,462)        (4)        548        (379,421)     (10,789)
Change in unrealized gains (losses).............  210           256        192      (2,273)      2,639,547   (4,042,712)
                                                  ----       -------     ------     -------    -----------  -----------
Increase (decrease) in net assets from
 operations.....................................  201        (1,260)       192      (1,804)      2,118,968   (4,195,709)
                                                  ----       -------     ------     -------    -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................   --            --         --          --           2,550       15,598
Benefit payments................................   --        (5,832)        --      (7,451)       (213,818)    (216,662)
Payments on termination.........................   --            --         --          --        (669,925)  (1,077,212)
Contract maintenance charge.....................   (2)           (2)        (2)         (2)        (34,330)     (36,736)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................   68             6        164         (27)        304,121     (527,731)
                                                  ----       -------     ------     -------    -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................   66        (5,828)       162      (7,480)       (611,402)  (1,842,743)
                                                  ----       -------     ------     -------    -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   267.....  (7,088)...     354...  (9,284)...    1,507,566  (6,038,452)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   725.....    7,813...     820...   10,104...    9,341,425   15,379,877
                                                  ----       -------     ------     -------    -----------  -----------
NET ASSETS AT END OF PERIOD.....................  $992.....  $   725...  $1,174...  $   820...  $10,848,991  $ 9,341,425
                                                  ====       =======     ======     =======    ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................  122           823         95         739         979,481    1,131,777
       Units issued.............................    9             1         16          --         129,627      156,482
       Units redeemed...........................   --          (702)        (1)       (644)       (190,599)    (308,778)
                                                  ----       -------     ------     -------    -----------  -----------
    Units outstanding at end of period..........  131           122        110          95         918,509      979,481
                                                  ====       =======     ======     =======    ===========  ===========

--------
(k)Previously known as Legg Mason Variable Fundamental Value Portfolio
(l)Previously known as Legg Mason Variable Investors Portfolio I

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                         LORD ABBETT SERIES FUND    LORD ABBETT SERIES FUND    LORD ABBETT SERIES FUND
                                               SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                        -------------------------  -------------------------  ------------------------
                                              BOND-DEBENTURE           GROWTH AND INCOME        GROWTH OPPORTUNITIES
                                        -------------------------  -------------------------  ------------------------
                                            2009         2008          2009         2008          2009         2008
                                        -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $ 1,546,271  $  1,685,248  $  (130,323) $    (82,265) $  (195,856) $  (271,008)
Net realized gains (losses)............  (1,135,021)   (1,274,952)  (2,515,347)   (2,602,501)    (704,514)    (273,113)
Change in unrealized gains
 (losses)..............................   8,171,951    (7,763,417)   6,228,600   (14,090,240)   5,340,518   (7,299,204)
                                        -----------  ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations............................   8,583,201    (7,353,121)   3,582,930   (16,775,006)   4,440,148   (7,843,325)
                                        -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      34,987       250,359       10,629        93,563       18,459      258,125
Benefit payments.......................    (921,832)     (925,095)    (726,034)     (846,022)    (210,349)    (272,477)
Payments on termination................  (7,710,401)   (3,800,017)  (1,599,454)   (4,497,592)    (925,876)  (1,596,762)
Contract maintenance charge............    (149,261)     (148,995)    (120,878)     (148,346)     (63,154)     (70,194)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   6,714,373    (1,561,802)    (324,628)   (3,770,570)    (546,300)    (138,635)
                                        -----------  ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................  (2,032,134)   (6,185,550)  (2,760,365)   (9,168,967)  (1,727,220)  (1,819,943)
                                        -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS................................    6,551,067  (13,538,671)      822,565  (25,943,973)    2,712,928  (9,663,268)
NET ASSETS AT BEGINNING
 OF PERIOD.............................   28,306,315    41,844,986   24,562,036    50,506,009   11,305,709   20,968,977
                                        -----------  ------------  -----------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................  $34,857,382  $ 28,306,315  $25,384,601  $ 24,562,036  $14,018,637  $11,305,709
                                        ===========  ============  ===========  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   2,999,760     3,599,110    3,013,029     3,878,633    1,279,378    1,442,833
       Units issued....................   1,244,453       713,820      245,127       459,316      136,619      346,491
       Units redeemed..................  (1,448,550)   (1,313,170)    (596,814)   (1,324,920)    (308,029)    (509,946)
                                        -----------  ------------  -----------  ------------  -----------  -----------
    Units outstanding at end of
     period............................   2,795,663     2,999,760    2,661,342     3,013,029    1,107,968    1,279,378
                                        ===========  ============  ===========  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                 MFS VARIABLE          MFS VARIABLE
                                                  LORD ABBETT SERIES FUND      INSURANCE TRUST       INSURANCE TRUST
                                                        SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                                 -------------------------  ---------------------  -------------------
                                                       MID-CAP VALUE              MFS GROWTH         MFS HIGH INCOME
                                                 -------------------------  ---------------------  -------------------
                                                     2009         2008         2009       2008       2009       2008
                                                 -----------  ------------  ---------  ----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (278,937) $   (154,064) $  (8,474) $  (14,376) $ 30,905  $  50,506
Net realized gains (losses).....................  (4,385,082)   (2,615,778)   (99,229)    (72,587)  (48,023)   (29,022)
Change in unrealized gains (losses).............  10,300,690   (16,379,315)   358,342    (443,070)  181,754   (218,880)
                                                 -----------  ------------  ---------  ----------  --------  ---------
Increase (decrease) in net assets from
 operations.....................................   5,636,671   (19,149,157)   250,639    (530,033)  164,636   (197,396)
                                                 -----------  ------------  ---------  ----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      29,996       347,574        100       4,816       261      1,789
Benefit payments................................    (735,884)     (782,477)    (2,254)    (11,275)       --     (4,147)
Payments on termination.........................  (2,246,946)   (4,030,933)  (169,381)   (370,858)  (92,865)  (134,034)
Contract maintenance charge.....................    (110,711)     (132,580)      (895)       (977)     (291)      (332)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (1,129,944)   (2,320,292)    50,262     (44,510)    1,980     57,952
                                                 -----------  ------------  ---------  ----------  --------  ---------
Increase (decrease) in net assets from contract
 transactions...................................  (4,193,489)   (6,918,708)  (122,168)   (422,804)  (90,915)   (78,772)
                                                 -----------  ------------  ---------  ----------  --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   1,443,182   (26,067,865)   128,471    (952,837)   73,721   (276,168)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  26,078,955    52,146,820    765,601   1,718,438   453,165    729,333
                                                 -----------  ------------  ---------  ----------  --------  ---------
NET ASSETS AT END OF PERIOD..................... $27,522,137  $ 26,078,955  $ 894,072  $  765,601  $526,886  $ 453,165
                                                 ===========  ============  =========  ==========  ========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   3,371,297     4,023,673    113,403     158,403    48,771     55,426
       Units issued.............................     301,418       522,827     19,301       1,359     2,875      7,511
       Units redeemed...........................    (816,803)   (1,175,203)   (29,737)    (46,359)  (12,130)   (14,166)
                                                 -----------  ------------  ---------  ----------  --------  ---------
    Units outstanding at end of period..........   2,855,912     3,371,297    102,967     113,403    39,516     48,771
                                                 ===========  ============  =========  ==========  ========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                       MFS VARIABLE             MFS VARIABLE            MFS VARIABLE
                                                     INSURANCE TRUST          INSURANCE TRUST         INSURANCE TRUST
                                                       SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                                 -----------------------  -----------------------  ---------------------
                                                   MFS INVESTORS TRUST       MFS NEW DISCOVERY          MFS RESEARCH
                                                 -----------------------  -----------------------  ---------------------
                                                    2009         2008        2009         2008        2009       2008
                                                 ----------  -----------  ----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $    5,518  $   (11,967) $  (23,323) $   (30,247) $       8  $   (8,517)
Net realized gains (losses).....................    (76,174)     237,235    (174,730)     383,638    (32,375)    (13,436)
Change in unrealized gains (losses).............    424,077   (1,171,223)  1,063,886   (1,439,246)   192,086    (368,756)
                                                 ----------  -----------  ----------  -----------  ---------  ----------
Increase (decrease) in net assets from
 operations.....................................    353,421     (945,955)    865,833   (1,085,855)   159,719    (390,709)
                                                 ----------  -----------  ----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      3,580       11,803      14,180       15,400      1,200       1,800
Benefit payments................................    (12,469)     (25,543)     (5,268)      (6,960)    (2,954)    (17,226)
Payments on termination.........................   (268,913)    (362,460)   (308,773)    (394,678)  (102,446)   (167,880)
Contract maintenance charge.....................     (1,368)      (1,628)     (1,929)      (2,056)      (340)       (440)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (23,465)    (158,368)     66,176      (82,122)    18,097     (13,232)
                                                 ----------  -----------  ----------  -----------  ---------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (302,635)    (536,196)   (235,614)    (470,416)   (86,443)   (196,978)
                                                 ----------  -----------  ----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................     50,786   (1,482,151)    630,219   (1,556,271)    73,276    (587,687)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,688,785    3,170,936   1,523,655    3,079,926    597,095   1,184,782
                                                 ----------  -----------  ----------  -----------  ---------  ----------
NET ASSETS AT END OF PERIOD..................... $1,739,571  $ 1,688,785  $2,153,874  $ 1,523,655  $ 670,371  $  597,095
                                                 ==========  ===========  ==========  ===========  =========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    225,105      278,454     164,996      199,462     91,192     114,590
       Units issued.............................      9,299        5,435      21,631       19,261      3,651         237
       Units redeemed...........................    (48,349)     (58,784)    (39,683)     (53,727)   (14,715)    (23,635)
                                                 ----------  -----------  ----------  -----------  ---------  ----------
    Units outstanding at end of period..........    186,055      225,105     146,944      164,996     80,128      91,192
                                                 ==========  ===========  ==========  ===========  =========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                    MFS VARIABLE
                                                        MFS VARIABLE           MFS VARIABLE        INSURANCE TRUST
                                                       INSURANCE TRUST       INSURANCE TRUST       (SERVICE CLASS)
                                                         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                   ----------------------  -------------------  --------------------
                                                                                                     MFS GROWTH
                                                      MFS RESEARCH BOND       MFS UTILITIES        (SERVICE CLASS)
                                                   ----------------------  -------------------  --------------------
                                                      2009        2008       2009       2008       2009       2008
                                                   ----------  ----------  --------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $   48,144  $   35,110  $  5,451  $    (248) $  (4,355) $  (7,998)
Net realized gains (losses).......................    (18,128)    (18,328)  (10,789)    35,368    (23,450)    20,000
Change in unrealized gains (losses)...............    163,872     (87,144)   67,205   (163,150)   102,124   (239,257)
                                                   ----------  ----------  --------  ---------  ---------  ---------
Increase (decrease) in net assets from operations.    193,888     (70,362)   61,867   (128,030)    74,319   (227,255)
                                                   ----------  ----------  --------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................     14,512      14,660       400      1,000         --         --
Benefit payments..................................     (1,912)    (13,321)       --         --         --     (3,266)
Payments on termination...........................   (357,973)   (407,977)  (46,422)  (173,121)  (159,936)   (72,554)
Contract maintenance charge.......................     (1,323)     (1,309)     (103)      (100)      (113)      (122)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    (50,003)    (66,582)   92,589      4,046     19,550    125,899
                                                   ----------  ----------  --------  ---------  ---------  ---------
Increase (decrease) in net assets from contract
 transactions.....................................   (396,699)   (474,529)   46,464   (168,175)  (140,499)    49,957
                                                   ----------  ----------  --------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS.................   (202,811)   (544,891)  108,331   (296,205)   (66,180)  (177,298)
NET ASSETS AT BEGINNING OF PERIOD.................  1,660,416   2,205,307   145,992    442,197    358,233    535,531
                                                   ----------  ----------  --------  ---------  ---------  ---------
NET ASSETS AT END OF PERIOD....................... $1,457,605  $1,660,416  $254,323  $ 145,992  $ 292,053  $ 358,233
                                                   ==========  ==========  ========  =========  =========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period......    116,509     149,064    10,607     19,636     56,962     52,309
       Units issued...............................      6,445      15,351     7,002        918      4,413     19,265
       Units redeemed.............................    (33,695)    (47,906)   (3,566)    (9,947)   (26,813)   (14,612)
                                                   ----------  ----------  --------  ---------  ---------  ---------
    Units outstanding at end of period............     89,259     116,509    14,043     10,607     34,562     56,962
                                                   ==========  ==========  ========  =========  =========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                 MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE
                                                 TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)
                                                      SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                                 --------------------   --------------------   ---------------------
                                                  MFS INVESTORS TRUST     MFS NEW DISCOVERY        MFS RESEARCH
                                                    (SERVICE CLASS)        (SERVICE CLASS)       (SERVICE CLASS)
                                                 --------------------   --------------------   ---------------------
                                                    2009        2008       2009        2008      2009        2008
                                                 ---------   ---------  ---------   ---------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    (307)  $  (4,833) $  (4,117)  $  (6,799) $   (579)  $  (3,915)
Net realized gains (losses).....................    (1,342)     73,820    (24,117)     82,493      (781)     38,190
Change in unrealized gains (losses).............    50,374    (246,968)   171,548    (303,824)   41,199    (160,313)
                                                 ---------   ---------  ---------   ---------  --------   ---------
Increase (decrease) in net assets from
 operations.....................................    48,725    (177,981)   143,314    (228,130)   39,839    (126,038)
                                                 ---------   ---------  ---------   ---------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................        --          --         60          60        --          --
Benefit payments................................        --      (4,695)        --     (30,139)   (1,716)     (3,272)
Payments on termination.........................  (106,855)   (169,084)  (108,115)    (64,997)  (39,287)   (147,921)
Contract maintenance charge.....................      (178)       (217)      (120)       (116)      (59)       (122)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................       347     (68,175)   (12,043)   (152,534)   14,247     (17,493)
                                                 ---------   ---------  ---------   ---------  --------   ---------
Increase (decrease) in net assets from contract
 transactions...................................  (106,686)   (242,171)  (120,218)   (247,726)  (26,815)   (168,808)
                                                 ---------   ---------  ---------   ---------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (57,961)   (420,152)    23,096    (475,856)   13,024    (294,846)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   255,645     675,797    263,027     738,883   161,395     456,241
                                                 ---------   ---------  ---------   ---------  --------   ---------
NET ASSETS AT END OF PERIOD..................... $ 197,684   $ 255,645  $ 286,123   $ 263,027  $174,419   $ 161,395
                                                 =========   =========  =========   =========  ========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    33,993      59,133     42,603      71,158    22,851      40,720
       Units issued.............................       314         392      3,224       2,012     2,192         630
       Units redeemed...........................   (13,248)    (25,532)   (17,037)    (30,567)   (5,770)    (18,499)
                                                 ---------   ---------  ---------   ---------  --------   ---------
    Units outstanding at end of period..........    21,059      33,993     28,790      42,603    19,273      22,851
                                                 =========   =========  =========   =========  ========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           MFS VARIABLE INSURANCE   MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE
                                           TRUST (SERVICE CLASS)       INVESTMENT SERIES           INVESTMENT SERIES
                                                SUB-ACCOUNT               SUB-ACCOUNT                 SUB-ACCOUNT
                                          -----------------------  -------------------------  ---------------------------
                                               MFS UTILITIES
                                              (SERVICE CLASS)          AGGRESSIVE EQUITY         CAPITAL OPPORTUNITIES
                                          -----------------------  -------------------------  ---------------------------
                                             2009         2008         2009         2008          2009           2008
                                          ----------  -----------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   31,578  $    (3,570) $  (171,338) $   (222,729) $ (1,637,123) $  (2,672,522)
Net realized gains (losses)..............    (44,231)     339,933     (252,579)      588,395    (9,056,751)    (3,945,458)
Change in unrealized gains (losses)......    322,224   (1,053,569)   6,287,908   (10,603,671)   94,011,113   (127,134,589)
                                          ----------  -----------  -----------  ------------  ------------  -------------
Increase (decrease) in net assets from
 operations..............................    309,571     (717,206)   5,863,991   (10,238,005)   83,317,239   (133,752,569)
                                          ----------  -----------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      1,200        1,200       50,910         4,612        79,471        322,599
Benefit payments.........................     (1,512)     (76,377)    (340,655)     (438,790)   (4,855,385)    (6,205,548)
Payments on termination..................    (91,055)    (132,825)    (549,521)   (2,848,664)  (13,474,340)   (32,888,798)
Contract maintenance charge..............       (147)        (180)     (10,720)      (12,852)     (120,903)      (137,950)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     68,855      (69,522)    (696,336)   (1,228,818)   (5,999,458)    (8,894,241)
                                          ----------  -----------  -----------  ------------  ------------  -------------
Increase (decrease) in net assets from
 contract transactions...................    (22,659)    (277,704)  (1,546,322)   (4,524,512)  (24,370,615)   (47,803,938)
                                          ----------  -----------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS..................................    286,912     (994,910)   4,317,669   (14,762,517)   58,946,624   (181,556,507)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,079,880    2,074,790    9,506,711    24,269,228   132,556,115    314,112,622
                                          ----------  -----------  -----------  ------------  ------------  -------------
NET ASSETS AT END OF
 PERIOD.................................. $1,366,792  $ 1,079,880  $13,824,380  $  9,506,711  $191,502,739  $ 132,556,115
                                          ==========  ===========  ===========  ============  ============  =============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     79,735       96,265    1,256,393     1,606,868     6,491,940      7,900,565
       Units issued......................     14,264          634       73,201        83,189       144,628        150,350
       Units redeemed....................    (16,101)     (17,164)    (229,063)     (433,664)   (1,030,938)    (1,558,975)
                                          ----------  -----------  -----------  ------------  ------------  -------------
    Units outstanding at end of period...     77,898       79,735    1,100,531     1,256,393     5,605,630      6,491,940
                                          ==========  ===========  ===========  ============  ============  =============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                            MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                               INVESTMENT SERIES           INVESTMENT SERIES          INVESTMENT SERIES
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          ---------------------------  -------------------------  ------------------------
                                                DIVIDEND GROWTH             EUROPEAN EQUITY           GLOBAL ADVANTAGE
                                          ---------------------------  -------------------------  ------------------------
                                              2009           2008          2009         2008        2009 (M)       2008
                                          ------------  -------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    918,058  $  (2,343,502) $ 1,306,511  $  1,044,504  $    36,700  $   (31,812)
Net realized gains (losses)..............   (2,950,087)     9,396,324   (1,077,824)   18,295,936   (2,591,668)      77,592
Change in unrealized gains (losses)......   35,506,562   (119,866,802)  11,339,599   (65,197,374)   2,262,200   (5,285,454)
                                          ------------  -------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   33,474,533   (112,813,980)  11,568,286   (45,856,934)    (292,768)  (5,239,674)
                                          ------------  -------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      127,441        466,973       61,817       184,514       68,565          853
Benefit payments.........................   (5,944,677)    (8,398,380)  (1,702,223)   (2,089,573)    (101,007)    (409,603)
Payments on termination..................  (14,299,350)   (39,195,879)  (4,424,051)  (12,276,579)    (139,937)  (1,359,663)
Contract maintenance charge..............     (130,181)      (156,420)     (36,668)      (46,311)      (1,687)      (6,690)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (6,346,396)   (11,788,567)  (2,335,328)   (4,590,739)  (5,374,646)    (485,681)
                                          ------------  -------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (26,593,163)   (59,072,273)  (8,436,453)  (18,818,688)  (5,548,712)  (2,260,784)
                                          ------------  -------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    6,881,370   (171,886,253)   3,131,833   (64,675,622)  (5,841,480)  (7,500,458)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  171,790,989    343,677,242   53,201,317   117,876,939    5,841,480   13,341,938
                                          ------------  -------------  -----------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $178,672,359  $ 171,790,989  $56,333,150  $ 53,201,317  $        --  $ 5,841,480
                                          ============  =============  ===========  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    8,576,751     10,694,718    2,530,730     3,139,709      903,438    1,141,217
       Units issued......................      182,166        162,568       71,666        59,399       21,450       24,577
       Units redeemed....................   (1,453,010)    (2,280,535)    (450,995)     (668,378)    (924,888)    (262,356)
                                          ------------  -------------  -----------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................    7,305,907      8,576,751    2,151,401     2,530,730           --      903,438
                                          ============  =============  ===========  ============  ===========  ===========

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES          INVESTMENT SERIES         INVESTMENT SERIES
                                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          -------------------------  ------------------------  -------------------------
                                            GLOBAL DIVIDEND GROWTH          HIGH YIELD               INCOME BUILDER
                                          -------------------------  ------------------------  -------------------------
                                              2009         2008          2009         2008         2009         2008
                                          -----------  ------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ 2,016,563  $  1,369,904  $   937,134  $   178,508  $   280,295  $   (129,407)
Net realized gains (losses)..............  (6,632,740)   16,721,475   (1,568,970)  (2,777,353)  (1,080,915)    2,767,352
Change in unrealized gains (losses)......  11,744,078   (64,782,183)   5,622,055   (1,680,026)   3,836,494    (8,837,682)
                                          -----------  ------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   7,127,901   (46,690,804)   4,990,219   (4,278,871)   3,035,874    (6,199,737)
                                          -----------  ------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     (32,031)      159,545        5,656       93,150       (8,147)      105,840
Benefit payments.........................  (1,828,951)   (2,563,842)    (686,030)    (567,737)    (567,949)     (697,573)
Payments on termination..................  (4,856,173)  (14,257,102)  (1,063,373)  (2,118,485)  (1,503,096)   (3,806,659)
Contract maintenance charge..............     (39,868)      (50,210)     (12,355)     (12,501)      (9,030)      (10,265)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (2,162,990)   (5,352,290)     (70,711)  (1,140,120)    (297,357)     (556,551)
                                          -----------  ------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (8,920,013)  (22,063,899)  (1,826,813)  (3,745,693)  (2,385,579)   (4,965,208)
                                          -----------  ------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,792,112)  (68,754,703)   3,163,406   (8,024,564)     650,295   (11,164,945)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  57,768,341   126,523,044   12,526,055   20,550,619   15,007,860    26,172,805
                                          -----------  ------------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF PERIOD.............. $55,976,229  $ 57,768,341  $15,689,461  $12,526,055  $15,658,155  $ 15,007,860
                                          ===========  ============  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,937,129     5,010,989    1,351,966    1,684,696    1,177,308     1,483,229
       Units issued......................      95,450       102,445      114,008       56,907       91,678       100,779
       Units redeemed....................    (699,164)   (1,176,305)    (281,931)    (389,637)    (268,255)     (406,700)
                                          -----------  ------------  -----------  -----------  -----------  ------------
    Units outstanding at end of period...   3,333,415     3,937,129    1,184,043    1,351,966    1,000,731     1,177,308
                                          ===========  ============  ===========  ===========  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                               INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                                  SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  ------------------------  --------------------------
                                                  INCOME PLUS             LIMITED DURATION             MONEY MARKET
                                          --------------------------  ------------------------  --------------------------
                                              2009          2008          2009         2008         2009          2008
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  3,809,223  $    710,382  $   475,727  $    91,574  $ (1,290,063) $  1,074,408
Net realized gains (losses)..............     (863,907)   (2,303,706)    (659,939)  (1,473,786)           --            --
Change in unrealized gains (losses)......   16,465,431   (11,825,608)     828,256   (2,284,250)           --            --
                                          ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   19,410,747   (13,418,932)     644,044   (3,666,462)   (1,290,063)    1,074,408
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       40,254       674,863        1,295       56,590       319,572       430,900
Benefit payments.........................   (4,866,087)   (5,360,948)    (527,114)    (666,676)   (3,138,680)   (6,088,040)
Payments on termination..................  (11,098,021)  (21,391,270)  (1,553,420)  (4,156,580)  (32,918,633)  (35,831,243)
Contract maintenance charge..............      (50,708)      (53,589)      (9,378)      (9,960)      (54,187)      (48,742)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      601,654    (3,793,381)   1,982,636     (956,826)    7,751,921    44,159,101
                                          ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (15,372,908)  (29,924,325)    (105,981)  (5,733,452)  (28,040,007)    2,621,976
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................    4,037,839   (43,343,257)     538,063   (9,399,914)  (29,330,070)    3,696,384
NET ASSETS AT BEGINNING OF
 PERIOD..................................  101,833,297   145,176,554   15,256,468   24,656,382   107,348,994   103,652,610
                                          ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $105,871,136  $101,833,297  $15,794,531  $15,256,468  $ 78,018,924  $107,348,994
                                          ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    4,809,984     6,145,996    1,528,725    2,071,423     7,145,064     6,893,124
       Units issued......................      341,697       326,894      391,550      253,578     2,383,526     3,968,898
       Units redeemed....................   (1,004,200)   (1,662,906)    (400,686)    (796,276)   (4,239,821)   (3,716,958)
                                          ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................    4,147,481     4,809,984    1,519,589    1,528,725     5,288,769     7,145,064
                                          ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES           INVESTMENT SERIES           INVESTMENT SERIES
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                          -------------------------  --------------------------  --------------------------
                                                S&P 500 INDEX                STRATEGIST                   UTILITIES
                                          -------------------------  --------------------------  --------------------------
                                              2009         2008          2009          2008          2009          2008
                                          -----------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   435,681  $    456,240  $  1,104,055  $ (1,036,094) $  1,100,574  $   (722,592)
Net realized gains (losses)..............  (1,107,815)      674,365    (7,474,506)   11,719,819    10,904,961    17,787,205
Change in unrealized gains (losses)......   7,755,938   (21,459,640)   26,717,710   (56,472,529)   (3,042,545)  (54,762,839)
                                          -----------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   7,083,804   (20,329,035)   20,347,259   (45,788,804)    8,962,990   (37,698,226)
                                          -----------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       9,578       121,800       153,273       686,200        47,835        87,228
Benefit payments.........................  (1,012,438)   (1,364,677)   (4,966,147)   (5,837,874)   (2,955,696)   (3,405,529)
Payments on termination..................  (1,990,571)   (6,864,121)  (12,695,266)  (23,567,705)   (5,900,045)  (14,174,451)
Contract maintenance charge..............     (23,786)      (27,752)      (68,013)      (74,741)      (37,702)      (46,321)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     589,963    (1,347,207)      (12,004)   (3,721,509)   (2,465,117)   (2,886,370)
                                          -----------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (2,427,254)   (9,481,957)  (17,588,157)  (32,515,629)  (11,310,725)  (20,425,443)
                                          -----------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   4,656,550   (29,810,992)    2,759,102   (78,304,433)   (2,347,735)  (58,123,669)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  30,895,799    60,706,791   126,026,636   204,331,069    65,177,637   123,301,306
                                          -----------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $35,552,349  $ 30,895,799  $128,785,738  $126,026,636  $ 62,829,902  $ 65,177,637
                                          ===========  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,976,486     4,836,473     5,406,472     6,555,902     3,369,461     4,164,895
       Units issued......................     417,867       417,336       370,156       264,379       125,148       156,405
       Units redeemed....................    (724,009)   (1,277,323)     (997,909)   (1,413,809)     (765,186)     (951,839)
                                          -----------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................   3,670,344     3,976,486     4,778,719     5,406,472     2,729,423     3,369,461
                                          ===========  ============  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                               (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  -------------------------  -------------------------
                                              AGGRESSIVE EQUITY        CAPITAL OPPORTUNITIES         DIVIDEND GROWTH
                                               (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                          -------------------------  -------------------------  -------------------------
                                              2009         2008          2009         2008          2009         2008
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (239,618) $   (357,986) $  (837,901) $ (1,172,756) $   (20,893) $ (1,090,496)
Net realized gains (losses)..............      75,452     1,357,108     (379,592)    2,887,789   (1,645,174)    1,344,114
Change in unrealized gains (losses)......   7,087,581   (13,183,905)  28,109,155   (45,803,300)  12,598,038   (36,801,617)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   6,923,415   (12,184,783)  26,891,662   (44,088,267)  10,931,971   (36,547,999)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       6,588        45,550       30,201       126,134       10,648       126,592
Benefit payments.........................    (180,132)     (334,962)  (1,338,881)   (2,099,092)  (1,017,107)   (2,028,307)
Payments on termination..................  (1,113,781)   (3,378,363)  (3,760,103)  (11,616,007)  (3,199,354)  (11,055,161)
Contract maintenance charge..............     (24,863)      (24,671)    (145,441)     (167,375)    (100,319)     (118,801)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (706,471)     (736,187)  (4,054,582)   (1,372,030)  (1,260,701)   (4,144,807)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (2,018,659)   (4,428,633)  (9,268,806)  (15,128,370)  (5,566,833)  (17,220,484)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   4,904,756   (16,613,416)  17,622,856   (59,216,637)   5,365,138   (53,768,483)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  11,423,878    28,037,294   44,054,011   103,270,648   55,406,920   109,175,403
                                          -----------  ------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $16,328,634  $ 11,423,878  $61,676,867  $ 44,054,011  $60,772,058  $ 55,406,920
                                          ===========  ============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,870,119     2,334,631    6,953,097     8,548,169    6,855,122     8,451,886
       Units issued......................      46,094       111,612      231,836       657,255      178,875       236,343
       Units redeemed....................    (300,966)     (576,124)  (1,310,449)   (2,252,327)    (847,720)   (1,833,107)
                                          -----------  ------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................   1,615,247     1,870,119    5,874,484     6,953,097    6,186,277     6,855,122
                                          ===========  ============  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES          INVESTMENT SERIES         INVESTMENT SERIES
                                               (CLASS Y SHARES)          (CLASS Y SHARES)           (CLASS Y SHARES)
                                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          -------------------------  ------------------------  -------------------------
                                               EUROPEAN EQUITY           GLOBAL ADVANTAGE        GLOBAL DIVIDEND GROWTH
                                               (CLASS Y SHARES)          (CLASS Y SHARES)           (CLASS Y SHARES)
                                          -------------------------  ------------------------  -------------------------
                                              2009         2008        2009 (M)       2008         2009         2008
                                          -----------  ------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   315,110  $    143,650  $     9,427  $   (69,475) $   853,362  $    385,669
Net realized gains (losses)..............    (172,553)    6,332,959   (1,288,067)     294,096   (2,957,173)    8,579,299
Change in unrealized gains (losses)......   3,687,426   (21,660,306)   1,045,866   (4,248,365)   5,749,172   (32,212,590)
                                          -----------  ------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   3,829,983   (15,183,697)    (232,774)  (4,023,744)   3,645,361   (23,247,622)
                                          -----------  ------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      21,618        25,754           --       25,058        2,893        65,548
Benefit payments.........................    (381,087)     (450,979)      (7,881)    (151,497)    (344,753)     (631,873)
Payments on termination..................  (1,108,672)   (4,372,071)     (57,778)  (1,384,047)  (1,701,811)   (7,537,490)
Contract maintenance charge..............     (32,421)      (40,264)      (1,091)     (10,781)     (68,577)      (83,754)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (942,051)   (2,192,066)  (4,124,409)     (38,471)    (772,376)   (3,440,159)
                                          -----------  ------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (2,442,613)   (7,029,626)  (4,191,159)  (1,559,738)  (2,884,624)  (11,627,728)
                                          -----------  ------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   1,387,370   (22,213,323)  (4,423,933)  (5,583,482)     760,737   (34,875,350)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  17,294,699    39,508,022    4,423,933   10,007,415   28,496,630    63,371,980
                                          -----------  ------------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $18,682,069  $ 17,294,699  $        --  $ 4,423,933  $29,257,367  $ 28,496,630
                                          ===========  ============  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,095,932     2,706,028      688,306      857,479    2,978,643     3,861,469
       Units issued......................      56,240        85,113       13,860       68,696      200,668       175,694
       Units redeemed....................    (358,840)     (695,209)    (702,166)    (237,869)    (494,562)   (1,058,520)
                                          -----------  ------------  -----------  -----------  -----------  ------------
    Units outstanding at end of
     period..............................   1,793,332     2,095,932           --      688,306    2,684,749     2,978,643
                                          ===========  ============  ===========  ===========  ===========  ============

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES         INVESTMENT SERIES           INVESTMENT SERIES
                                              (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                                 SUB-ACCOUNT               SUB-ACCOUNT                 SUB-ACCOUNT
                                          ------------------------  -------------------------  --------------------------
                                                 HIGH YIELD               INCOME BUILDER               INCOME PLUS
                                              (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                          ------------------------  -------------------------  --------------------------
                                              2009         2008         2009         2008          2009          2008
                                          -----------  -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   839,970  $   122,845  $   175,899  $   (230,775) $  4,404,680  $    344,545
Net realized gains (losses)..............    (605,942)    (917,292)    (971,972)    2,997,498      (950,167)   (3,310,704)
Change in unrealized gains (losses)......   4,591,823   (3,741,513)   3,597,816    (9,926,937)   21,691,230   (15,792,304)
                                          -----------  -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   4,825,851   (4,535,960)   2,801,743    (7,160,214)   25,145,743   (18,758,463)
                                          -----------  -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      41,765       20,853        2,250        10,416        39,129       183,851
Benefit payments.........................    (340,227)    (266,430)    (175,454)     (429,327)   (3,855,059)   (3,486,964)
Payments on termination..................  (1,238,028)  (3,568,909)  (1,758,556)   (7,482,608)  (11,519,202)  (22,327,012)
Contract maintenance charge..............     (43,109)     (45,730)     (22,960)      (25,673)     (365,642)     (407,136)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (494,733)  (1,502,550)    (204,726)   (3,468,512)    2,775,125   (14,279,500)
                                          -----------  -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (2,074,332)  (5,362,766)  (2,159,446)  (11,395,704)  (12,925,649)  (40,316,761)
                                          -----------  -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   2,751,519   (9,898,726)     642,297   (18,555,918)   12,220,094   (59,075,224)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  12,774,408   22,673,134   14,457,988    33,013,906   132,404,970   191,480,194
                                          -----------  -----------  -----------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $15,525,927  $12,774,408  $15,100,285  $ 14,457,988  $144,625,064  $132,404,970
                                          ===========  ===========  ===========  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,903,907    2,582,417   11,768,606     2,329,610     1,414,516    15,284,325
       Units issued......................     132,742       75,177    1,200,972       196,478        95,304     1,152,667
       Units redeemed....................    (382,057)    (753,687)  (2,273,539)   (1,111,572)     (305,542)   (4,668,386)
                                          -----------  -----------  -----------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................   1,654,592    1,903,907   10,696,039     1,414,516     1,204,278    11,768,606
                                          ===========  ===========  ===========  ============  ============  ============


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                    MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                       INVESTMENT SERIES           INVESTMENT SERIES          INVESTMENT SERIES
                                        (CLASS Y SHARES)           (CLASS Y SHARES)            (CLASS Y SHARES)
                                          SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                   -------------------------  --------------------------  -------------------------
                                        LIMITED DURATION             MONEY MARKET               S&P 500 INDEX
                                        (CLASS Y SHARES)           (CLASS Y SHARES)            (CLASS Y SHARES)
                                   -------------------------  --------------------------  -------------------------
                                       2009         2008          2009          2008          2009         2008
                                   -----------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment income
 (loss)........................... $ 1,484,522  $     57,158  $ (1,579,222) $    484,906  $   623,672  $    436,226
Net realized gains (losses).......  (2,507,432)   (5,001,154)           --            --   (2,137,923)    2,365,077
Change in unrealized gains
 (losses).........................   3,207,337   (10,074,222)           --            --   17,776,479   (50,385,982)
                                   -----------  ------------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets
 from operations..................   2,184,427   (15,018,218)   (1,579,222)      484,906   16,262,228   (47,584,679)
                                   -----------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................      35,448       120,391       372,036       827,259       12,859       208,286
Benefit payments..................  (1,229,776)   (1,536,341)   (2,228,360)   (5,160,864)  (1,215,818)   (3,030,038)
Payments on termination...........  (5,730,333)  (14,683,995)  (26,911,027)  (49,307,561)  (4,569,298)  (15,289,856)
Contract maintenance
 charge...........................    (143,798)     (158,180)     (268,864)     (322,518)    (233,548)     (251,321)
Transfers among the
 sub-accounts and with the
 Fixed Account--net...............   2,542,619    (5,037,888)     (126,383)   64,508,756     (474,866)     (998,656)
                                   -----------  ------------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets
 from contract transactions.......  (4,525,840)  (21,296,013)  (29,162,598)   10,545,072   (6,480,671)  (19,361,585)
                                   -----------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE)
 IN NET ASSETS....................  (2,341,413)  (36,314,231)  (30,741,820)   11,029,978    9,781,557   (66,946,264)
NET ASSETS AT
 BEGINNING OF
 PERIOD...........................  61,309,545    97,623,776   108,867,981    97,838,003   71,981,738   138,928,002
                                   -----------  ------------  ------------  ------------  -----------  ------------
NET ASSETS AT END
  OF PERIOD....................... $58,968,132  $ 61,309,545  $ 78,126,161  $108,867,981  $81,763,295  $ 71,981,738
                                   ===========  ============  ============  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   6,856,290     9,079,466    10,268,197     9,271,121    9,510,430    11,519,410
       Units issued...............     916,764       784,581     3,112,704     9,051,854      945,129       675,216
       Units redeemed.............  (1,417,995)   (3,007,757)   (5,901,181)   (8,054,778)  (1,716,225)   (2,684,196)
                                   -----------  ------------  ------------  ------------  -----------  ------------
    Units outstanding at end
     of period....................   6,355,059     6,856,290     7,479,720    10,268,197    8,739,334     9,510,430
                                   ===========  ============  ============  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                  MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE   NEUBERGER & BERMAN
                                                     INVESTMENT SERIES          INVESTMENT SERIES      ADVISORS MANAGEMENT
                                                      (CLASS Y SHARES)           (CLASS Y SHARES)             TRUST
                                                        SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT
                                                 -------------------------  -------------------------  -------------------
                                                         STRATEGIST                 UTILITIES              AMT MID-CAP
                                                      (CLASS Y SHARES)           (CLASS Y SHARES)            GROWTH
                                                 -------------------------  -------------------------  -------------------
                                                     2009         2008          2009         2008             2008
                                                 -----------  ------------  -----------  ------------  -------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   186,692  $   (723,010) $   217,100  $   (264,806)       $   (46)
Net realized gains (losses).....................  (2,282,298)    4,302,708    3,554,125     4,298,696             --
Change in unrealized gains (losses).............  10,965,917   (23,089,046)  (1,217,724)  (13,515,252)          (941)
                                                 -----------  ------------  -----------  ------------        -------
Increase (decrease) in net assets from
 operations.....................................   8,870,311   (19,509,348)   2,553,501    (9,481,362)          (987)
                                                 -----------  ------------  -----------  ------------        -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      34,955        99,226        5,583        80,744             --
Benefit payments................................  (1,305,181)   (2,003,737)    (548,903)     (940,443)            --
Payments on termination.........................  (3,651,772)  (11,203,240)  (1,040,534)   (4,265,534)        (5,290)
Contract maintenance charge.....................    (116,204)     (106,494)     (19,354)      (23,894)            (7)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................   3,215,220    (1,713,743)     424,233      (220,793)            (1)
                                                 -----------  ------------  -----------  ------------        -------
Increase (decrease) in net assets from contract
 transactions...................................  (1,822,982)  (14,927,988)  (1,178,975)   (5,369,920)        (5,298)
                                                 -----------  ------------  -----------  ------------        -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   7,047,329   (34,437,335)   1,374,526   (14,851,282)        (6,285)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  51,317,968    85,755,304   15,979,819    30,831,101          6,285
                                                 -----------  ------------  -----------  ------------        -------
NET ASSETS AT END OF PERIOD..................... $58,365,297  $ 51,317,968  $17,354,345  $ 15,979,819        $    --
                                                 ===========  ============  ===========  ============        =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   4,860,700     6,083,134    1,833,527     2,332,514            331
       Units issued.............................     630,511       452,752      196,734       189,587             --
       Units redeemed...........................    (800,649)   (1,675,186)    (324,364)     (688,574)          (331)
                                                 -----------  ------------  -----------  ------------        -------
    Units outstanding at end of period..........   4,690,562     4,860,700    1,705,897     1,833,527             --
                                                 ===========  ============  ===========  ============        =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                 NEUBERGER & BERMAN
                                                 ADVISORS MANAGEMENT       OPPENHEIMER               OPPENHEIMER
                                                        TRUST         VARIABLE ACCOUNT FUNDS   VARIABLE ACCOUNT FUNDS
                                                     SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
                                                 ------------------  -----------------------  ------------------------
                                                                           OPPENHEIMER               OPPENHEIMER
                                                    AMT PARTNERS             BALANCED           CAPITAL APPRECIATION
                                                 ------------------  -----------------------  ------------------------
                                                   2009      2008       2009         2008         2009         2008
                                                 --------  --------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    196  $   (830) $  (27,080) $    76,695  $   (46,970) $  (100,080)
Net realized gains (losses).....................   (7,630)    9,629    (469,325)    (124,290)    (388,055)      53,558
Change in unrealized gains (losses).............   20,935   (48,884)    815,817   (1,827,635)   2,039,475   (4,400,287)
                                                 --------  --------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations.....................................   13,501   (40,085)    319,412   (1,875,230)   1,604,450   (4,446,809)
                                                 --------  --------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --        --       3,660        3,410       47,067       80,621
Benefit payments................................       --   (11,504)    (19,383)    (391,730)     (46,643)     (67,681)
Payments on termination.........................   (6,151)  (36,793)   (415,892)  (1,474,805)  (1,065,354)  (1,926,890)
Contract maintenance charge.....................      (32)      (40)     (1,122)      (1,480)      (5,127)      (6,175)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (7,293)     (584)    332,110     (333,982)    (241,433)    (284,267)
                                                 --------  --------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................  (13,476)  (48,921)   (100,627)  (2,198,587)  (1,311,490)  (2,204,392)
                                                 --------  --------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................       25   (89,006)    218,785   (4,073,817)     292,960   (6,651,201)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   31,181   120,187   1,884,328    5,958,145    4,514,952   11,166,153
                                                 --------  --------  ----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD..................... $ 31,206  $ 31,181  $2,103,113  $ 1,884,328  $ 4,807,912  $ 4,514,952
                                                 ========  ========  ==========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    4,016     7,253     237,179      418,260      693,028      919,161
       Units issued.............................      758         6      56,087       30,330       58,210      106,838
       Units redeemed...........................   (2,158)   (3,243)    (78,457)    (211,411)    (234,497)    (332,971)
                                                 --------  --------  ----------  -----------  -----------  -----------
    Units outstanding at end of period..........    2,616     4,016     214,809      237,179      516,741      693,028
                                                 ========  ========  ==========  ===========  ===========  ===========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                 OPPENHEIMER               OPPENHEIMER              OPPENHEIMER
                                            VARIABLE ACCOUNT FUNDS   VARIABLE ACCOUNT FUNDS   VARIABLE ACCOUNT FUNDS
                                                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                           -----------------------  ------------------------  ----------------------
                                                 OPPENHEIMER               OPPENHEIMER              OPPENHEIMER
                                                  CORE BOND             GLOBAL SECURITIES           HIGH INCOME
                                           -----------------------  ------------------------  ----------------------
                                              2009         2008         2009         2008        2009        2008
                                           ----------  -----------  -----------  -----------  ---------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (20,664) $   119,148  $    46,496  $    25,966  $  (4,839) $    81,414
Net realized gains (losses)...............   (377,005)    (194,775)    (497,387)     744,334   (251,926)    (171,392)
Change in unrealized gains (losses).......    501,628   (1,265,389)   1,753,670   (4,733,021)   336,305   (1,090,604)
                                           ----------  -----------  -----------  -----------  ---------  -----------
Increase (decrease) in net assets from
 operations...............................    103,959   (1,341,016)   1,302,779   (3,962,721)    79,540   (1,180,582)
                                           ----------  -----------  -----------  -----------  ---------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      6,675       26,912       36,730       88,254      4,204        6,946
Benefit payments..........................    (21,777)     (61,978)     (51,405)    (128,196)    (8,366)     (13,901)
Payments on termination...................   (355,547)    (719,545)  (1,076,511)  (2,031,231)   (52,165)    (241,958)
Contract maintenance charge...............     (1,335)      (1,757)      (4,276)      (5,257)      (326)        (713)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     56,393       39,273     (612,392)    (635,996)    46,147       13,987
                                           ----------  -----------  -----------  -----------  ---------  -----------
Increase (decrease) in net assets from
 contract transactions....................   (315,591)    (717,095)  (1,707,854)  (2,712,426)   (10,506)    (235,639)
                                           ----------  -----------  -----------  -----------  ---------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (211,632)  (2,058,111)    (405,075)  (6,675,147)    69,034   (1,416,221)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  1,849,449    3,907,560    4,878,178   11,553,325    327,016    1,743,237
                                           ----------  -----------  -----------  -----------  ---------  -----------
NET ASSETS AT END OF PERIOD............... $1,637,817  $ 1,849,449  $ 4,473,103  $ 4,878,178  $ 396,050  $   327,016
                                           ==========  ===========  ===========  ===========  =========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    215,279      273,549      414,850      578,476    118,768      133,070
       Units issued.......................     33,201       56,899       26,490       46,622     32,896       44,297
       Units redeemed.....................    (72,221)    (115,169)    (170,776)    (210,248)   (35,445)     (58,599)
                                           ----------  -----------  -----------  -----------  ---------  -----------
    Units outstanding at end of period....    176,259      215,279      270,564      414,850    116,219      118,768
                                           ==========  ===========  ===========  ===========  =========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                 OPPENHEIMER              OPPENHEIMER              OPPENHEIMER
                                            VARIABLE ACCOUNT FUNDS   VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS
                                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           -----------------------  -----------------------  ----------------------
                                                                          OPPENHEIMER
                                                 OPPENHEIMER              MAIN STREET              OPPENHEIMER
                                                 MAIN STREET               SMALL CAP               MIDCAP FUND
                                           -----------------------  -----------------------  ----------------------
                                              2009         2008        2009         2008        2009        2008
                                           ----------  -----------  ----------  -----------  ---------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   12,783  $     9,438  $   (5,848) $   (21,847) $  (9,937) $   (18,481)
Net realized gains (losses)...............   (244,508)     324,473     (67,529)     311,076   (101,515)     (28,007)
Change in unrealized gains (losses).......    774,954   (2,330,029)    597,880   (1,569,204)   294,690     (687,041)
                                           ----------  -----------  ----------  -----------  ---------  -----------
Increase (decrease) in net assets from
 operations...............................    543,229   (1,996,118)    524,503   (1,279,975)   183,238     (733,529)
                                           ----------  -----------  ----------  -----------  ---------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      3,896        3,840      14,525       31,521         60        2,583
Benefit payments..........................    (54,526)    (108,198)    (19,004)        (496)    (6,547)      (6,703)
Payments on termination...................   (561,976)  (1,160,123)   (375,005)    (752,298)  (104,459)    (445,374)
Contract maintenance charge...............     (1,702)      (2,286)     (2,562)      (3,002)      (479)        (583)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     (9,717)    (424,399)     (7,827)    (224,025)    24,902     (105,787)
                                           ----------  -----------  ----------  -----------  ---------  -----------
Increase (decrease) in net assets from
 contract transactions....................   (624,025)  (1,691,166)   (389,873)    (948,300)   (86,523)    (555,864)
                                           ----------  -----------  ----------  -----------  ---------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................    (80,796)  (3,687,284)    134,630   (2,228,275)    96,715   (1,289,393)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  2,498,510    6,185,794   1,741,488    3,969,763    641,388    1,930,781
                                           ----------  -----------  ----------  -----------  ---------  -----------
NET ASSETS AT END OF PERIOD............... $2,417,714  $ 2,498,510  $1,876,118  $ 1,741,488  $ 738,103  $   641,388
                                           ==========  ===========  ==========  ===========  =========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    361,952      541,717     134,741      188,550    136,006      207,623
       Units issued.......................     46,532       19,727      17,236       24,288     35,892        6,150
       Units redeemed.....................   (129,818)    (199,492)    (44,561)     (78,097)   (42,379)     (77,767)
                                           ----------  -----------  ----------  -----------  ---------  -----------
    Units outstanding at end of period....    278,666      361,952     107,416      134,741    129,519      136,006
                                           ==========  ===========  ==========  ===========  =========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                          OPPENHEIMER                OPPENHEIMER
                                                OPPENHEIMER          VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS
                                           VARIABLE ACCOUNT FUNDS   (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))
                                                SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          -----------------------  -------------------------  -------------------------
                                                                                                     OPPENHEIMER
                                                OPPENHEIMER               OPPENHEIMER                  CAPITAL
                                               STRATEGIC BOND            BALANCED (SS)            APPRECIATION (SS)
                                          -----------------------  -------------------------  -------------------------
                                             2009         2008         2009         2008          2009         2008
                                          ----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (31,734) $   240,237  $  (271,560) $    329,218  $  (645,765) $   (986,559)
Net realized gains (losses)..............   (112,348)     179,644   (2,578,623)     (179,572)  (2,180,138)       16,725
Change in unrealized gains (losses)......    645,807   (1,239,638)   5,895,761   (15,311,712)  17,056,722   (33,884,527)
                                          ----------  -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................    501,725     (819,757)   3,045,578   (15,162,066)  14,230,819   (34,854,361)
                                          ----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      6,651        4,970       17,580       118,581       44,317       591,699
Benefit payments.........................    (47,594)    (240,111)    (350,057)     (619,744)    (682,724)     (849,868)
Payments on termination..................   (820,065)  (1,138,253)  (1,600,367)   (3,570,830)  (3,537,287)   (6,798,604)
Contract maintenance charge..............     (1,145)      (1,390)     (81,437)     (113,918)    (204,115)     (229,546)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (27,128)    (431,945)    (402,819)   (2,887,717)  (2,635,293)     (436,275)
                                          ----------  -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................   (889,281)  (1,806,729)  (2,417,100)   (7,073,628)  (7,015,102)   (7,722,594)
                                          ----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (387,556)  (2,626,486)     628,478   (22,235,694)   7,215,717   (42,576,955)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  3,811,940    6,438,426   17,361,936    39,597,630   38,312,734    80,889,689
                                          ----------  -----------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF PERIOD.............. $3,424,384  $ 3,811,940  $17,990,414  $ 17,361,936  $45,528,451  $ 38,312,734
                                          ==========  ===========  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    283,854      405,319    1,944,095     2,462,392    4,530,192     5,117,365
       Units issued......................     57,313       83,988      200,919       352,906      325,590     1,013,581
       Units redeemed....................   (124,400)    (205,453)    (461,438)     (871,203)  (1,061,242)   (1,600,754)
                                          ----------  -----------  -----------  ------------  -----------  ------------
    Units outstanding at end of period...    216,767      283,854    1,683,576     1,944,095    3,794,540     4,530,192
                                          ==========  ===========  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 OPPENHEIMER                OPPENHEIMER                OPPENHEIMER
                                            VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS
                                           (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  -------------------------  -------------------------
                                                                            OPPENHEIMER
                                                 OPPENHEIMER                   GLOBAL                  OPPENHEIMER
                                                CORE BOND (SS)            SECURITIES (SS)            HIGH INCOME (SS)
                                          -------------------------  -------------------------  -------------------------
                                              2009         2008          2009         2008          2009         2008
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (509,986) $  1,495,917  $    85,359  $    (80,230) $  (220,666) $  1,576,831
Net realized gains (losses)..............  (3,093,346)   (1,679,428)  (1,400,668)    1,642,186   (3,570,261)   (2,635,460)
Change in unrealized gains (losses)......   6,089,497   (20,831,196)   7,992,226   (18,182,167)   6,936,998   (25,237,720)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   2,486,165   (21,014,707)   6,676,917   (16,620,211)   3,146,071   (26,296,349)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      54,612       446,025       62,307       269,102       11,254       144,635
Benefit payments.........................  (1,053,803)   (1,526,082)    (623,960)     (658,112)    (148,016)     (474,767)
Payments on termination..................  (2,550,494)   (4,435,917)  (1,739,732)   (3,397,380)    (938,866)   (3,958,558)
Contract maintenance charge..............    (178,014)     (207,896)     (74,836)      (91,094)     (80,961)     (110,697)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   4,664,287     3,324,258   (1,275,519)   (3,367,129)   1,321,866     6,122,926
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................     936,588    (2,399,612)  (3,651,740)   (7,244,613)     165,277     1,723,539
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   3,422,753   (23,414,319)   3,025,177   (23,864,824)   3,311,348   (24,572,810)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  32,808,694    56,223,013   20,791,071    44,655,895   12,540,669    37,113,479
                                          -----------  ------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $36,231,447  $ 32,808,694  $23,816,248  $ 20,791,071  $15,852,017  $ 12,540,669
                                          ===========  ============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   5,071,333     5,213,991    1,565,108     1,975,479    4,040,732     2,525,760
       Units issued......................   1,443,942     2,181,709      139,886       263,963      911,602     2,950,987
       Units redeemed....................  (1,297,909)   (2,324,367)    (397,928)     (674,334)    (830,145)   (1,436,015)
                                          -----------  ------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................   5,217,366     5,071,333    1,307,066     1,565,108    4,122,189     4,040,732
                                          ===========  ============  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 OPPENHEIMER                OPPENHEIMER                OPPENHEIMER
                                            VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS
                                           (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  -------------------------  -------------------------
                                                                            OPPENHEIMER
                                                 OPPENHEIMER                MAIN STREET                OPPENHEIMER
                                               MAIN STREET (SS)            SMALL CAP (SS)            MIDCAP FUND (SS)
                                          -------------------------  -------------------------  -------------------------
                                              2009         2008          2009         2008          2009         2008
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    27,634  $   (280,308) $  (243,602) $   (489,715) $  (145,670) $   (247,627)
Net realized gains (losses)..............  (3,511,339)    4,945,288   (1,772,664)    1,741,274     (821,277)       55,295
Change in unrealized gains (losses)......  17,965,754   (46,211,775)   9,851,227   (18,019,807)   3,351,145    (9,048,990)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................  14,482,049   (41,546,795)   7,834,961   (16,768,248)   2,384,198    (9,241,322)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     125,031       520,210       42,340       258,708       10,652        80,166
Benefit payments.........................  (1,109,924)   (1,626,874)    (368,515)     (668,470)    (140,785)     (159,668)
Payments on termination..................  (5,110,609)   (9,093,240)  (2,159,902)   (3,904,682)    (677,134)   (2,085,211)
Contract maintenance charge..............    (309,961)     (352,916)    (139,056)     (156,929)     (52,563)      (64,766)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (2,121,864)      131,626   (1,271,930)   (2,447,865)    (275,115)     (815,735)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (8,527,327)  (10,421,194)  (3,897,063)   (6,919,238)  (1,134,945)   (3,045,214)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   5,954,722   (51,967,989)   3,937,898   (23,687,486)   1,249,253   (12,286,536)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  61,293,717   113,261,706   24,922,020    48,609,506    8,817,371    21,103,907
                                          -----------  ------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $67,248,439  $ 61,293,717  $28,859,918  $ 24,922,020  $10,066,624  $  8,817,371
                                          ===========  ============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   6,194,591     6,913,064    2,003,980     2,385,682    1,041,351     1,245,807
       Units issued......................     567,532     1,026,963      235,275       338,004       85,241       168,525
       Units redeemed....................  (1,366,093)   (1,745,436)    (516,031)     (719,706)    (212,959)     (372,981)
                                          -----------  ------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................   5,396,030     6,194,591    1,723,224     2,003,980      913,633     1,041,351
                                          ===========  ============  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          OPPENHEIMER              PIMCO               PIMCO
                                                     VARIABLE ACCOUNT FUNDS   VARIABLE INSURANCE VARIABLE INSURANCE
                                                    (SERVICE SHARES ("SS"))        TRUST               TRUST
                                                          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                                   -------------------------  -----------------  ----------------
                                                                                FOREIGN BOND
                                                          OPPENHEIMER           (US DOLLAR-
                                                      STRATEGIC BOND (SS)         HEDGED)          MONEY MARKET
                                                   -------------------------  -----------------  ----------------
                                                       2009         2008       2009      2008      2009      2008
                                                   -----------  ------------  ------   -------   -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $(1,248,040) $  4,315,134  $   35   $    46   $  (334)  $   182
Net realized gains (losses).......................  (1,148,406)      940,365     216      (122)       --        --
Change in unrealized gains (losses)...............  16,633,969   (25,350,997)    (12)      (96)       --        --
                                                   -----------  ------------  ------   -------   -------   -------
Increase (decrease) in net assets from operations.  14,237,523   (20,095,498)    239      (172)     (334)      182
                                                   -----------  ------------  ------   -------   -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................     137,331       904,080      --        --        --        --
Benefit payments..................................  (2,012,004)   (2,715,846)     --        --        --        --
Payments on termination...........................  (7,537,050)  (15,406,862)     --        --    (4,555)   (2,111)
Contract maintenance charge.......................    (418,122)     (478,725)     (9)      (10)      (57)      (60)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................   1,116,805    (6,081,339)    211    (1,428)    5,736      (417)
                                                   -----------  ------------  ------   -------   -------   -------
Increase (decrease) in net assets from contract
 transactions.....................................  (8,713,040)  (23,778,692)    202    (1,438)    1,124    (2,588)
                                                   -----------  ------------  ------   -------   -------   -------
INCREASE (DECREASE) IN NET ASSETS.................   5,524,483   (43,874,190)    441    (1,610)      790    (2,406)
NET ASSETS AT BEGINNING OF PERIOD.................  93,917,702   137,791,892   1,711     3,321    23,044    25,450
                                                   -----------  ------------  ------   -------   -------   -------
NET ASSETS AT END OF PERIOD....................... $99,442,185  $ 93,917,702  $2,152   $ 1,711   $23,834   $23,044
                                                   ===========  ============  ======   =======   =======   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period......   7,484,091     9,241,577     149       278     2,152     2,394
       Units issued...............................     947,971     1,585,339      16        --       538       138
       Units redeemed.............................  (1,634,179)   (3,342,824)     (1)     (129)     (432)     (380)
                                                   -----------  ------------  ------   -------   -------   -------
    Units outstanding at end of period............   6,797,883     7,484,091     164       149     2,258     2,152
                                                   ===========  ============  ======   =======   =======   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 PIMCO                       PIMCO                   PIMCO
                                           VARIABLE INSURANCE TRUST VARIABLE INSURANCE TRUST VARIABLE INSURANCE TRUST
                                              SUB-ACCOUNT                 SUB-ACCOUNT             SUB-ACCOUNT
                                           -----------------------  -----------------------  -----------------------
                                                                                                   PIMCO VIT
                                                                                                    EMERGING
                                              PIMCO TOTAL             PIMCO VIT COMMODITY         MARKETS BOND
                                                 RETURN               REALRETURN STRATEGY       (ADVISOR SHARES)
                                           -----------------------  -----------------------  -----------------------
                                             2009        2008          2009         2008        2009         2008
                                            -------     --------    ----------  -----------  ----------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $    41     $    196     $  130,753  $    92,565  $   47,691   $  47,256
Net realized gains (losses)...............      61          441        127,797      (19,356)    (30,660)      5,773
Change in unrealized gains (losses).......      46         (232)       727,691   (1,914,727)    255,294    (231,932)
                                            -------     --------    ----------  -----------  ----------   ---------
Increase (decrease) in net assets from
 operations...............................     148          405        986,241   (1,841,518)    272,325    (178,903)
                                            -------     --------    ----------  -----------  ----------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      --           --          3,200       12,387         274      40,387
Benefit payments..........................      --           --        (20,533)     (55,718)    (81,588)     (8,791)
Payments on termination...................  (2,469)     (12,051)      (130,362)    (346,210)    (66,621)   (138,509)
Contract maintenance charge...............      (6)         (26)       (20,642)     (21,923)     (7,180)     (5,163)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     158         (371)     1,118,662    1,669,178     510,215     391,181
                                            -------     --------    ----------  -----------  ----------   ---------
Increase (decrease) in net assets from
 contract transactions....................  (2,317)     (12,448)       950,325    1,257,714     355,100     279,105
                                            -------     --------    ----------  -----------  ----------   ---------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (2,169)     (12,043)     1,936,566     (583,804)    627,425     100,202
NET ASSETS AT BEGINNING OF
 PERIOD...................................   3,319       15,362      2,015,059    2,598,863     840,243     740,041
                                            -------     --------    ----------  -----------  ----------   ---------
NET ASSETS AT END OF PERIOD............... $ 1,150     $  3,319     $3,951,625  $ 2,015,059  $1,467,668   $ 840,243
                                            =======     ========    ==========  ===========  ==========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     254        1,213        317,764      226,126      89,915      66,443
       Units issued.......................      11           --        199,905      234,587      64,783      58,565
       Units redeemed.....................    (187)        (959)       (70,483)    (142,949)    (32,222)    (35,093)
                                            -------     --------    ----------  -----------  ----------   ---------
    Units outstanding at end of period....      78          254        447,186      317,764     122,476      89,915
                                            =======     ========    ==========  ===========  ==========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                     PIMCO                     PIMCO
                                           VARIABLE INSURANCE TRUST  VARIABLE INSURANCE TRUST     PREMIER VIT
                                                  SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
                                           ------------------------  ------------------------  --------------------
                                                PIMCO VIT REAL            PIMCO VIT TOTAL            NACM
                                                    RETURN                    RETURN               SMALL CAP
                                               (ADVISOR SHARES)          (ADVISOR SHARES)      PORTFOLIO CLASS I (N)
                                           ------------------------  ------------------------  --------------------
                                               2009         2008         2009         2008       2009       2008
                                           -----------  -----------  -----------  -----------   -------    -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   107,723  $   192,550  $   969,225  $   699,241  $    (7)   $   (27)
Net realized gains (losses)...............     264,449       60,290    1,214,814      728,364   (1,317)       409
Change in unrealized gains (losses).......     905,157   (1,251,975)     965,028     (815,432)   1,284     (1,308)
                                           -----------  -----------  -----------  -----------   -------    -------
Increase (decrease) in net assets from
 operations...............................   1,277,329     (999,135)   3,149,067      612,173      (40)      (926)
                                           -----------  -----------  -----------  -----------   -------    -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................          --       30,174        7,714       48,678       --         --
Benefit payments..........................    (184,642)    (163,367)    (551,249)    (352,413)      --         --
Payments on termination...................  (1,372,176)  (5,479,268)  (3,305,141)  (6,682,491)  (1,207)        --
Contract maintenance charge...............     (47,595)     (41,826)    (155,557)    (109,371)      (3)        (6)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   1,883,586    4,995,310   11,154,987    5,733,419       --         --
                                           -----------  -----------  -----------  -----------   -------    -------
Increase (decrease) in net assets from
 contract transactions....................     279,173     (658,977)   7,150,754   (1,362,178)  (1,210)        (6)
                                           -----------  -----------  -----------  -----------   -------    -------
INCREASE (DECREASE) IN NET
 ASSETS...................................   1,556,502   (1,658,112)  10,299,821     (750,005)  (1,250)      (932)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   8,164,408    9,822,520   23,111,609   23,861,614    1,250      2,182
                                           -----------  -----------  -----------  -----------   -------    -------
NET ASSETS AT END OF PERIOD............... $ 9,720,910  $ 8,164,408  $33,411,430  $23,111,609  $    --    $ 1,250
                                           ===========  ===========  ===========  ===========   =======    =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     813,514      895,035    2,039,224    2,169,170      120        121
       Units issued.......................     343,530      762,064    1,361,782    1,275,094       --         --
       Units redeemed.....................    (325,172)    (843,585)    (771,733)  (1,405,040)    (120)        (1)
                                           -----------  -----------  -----------  -----------   -------    -------
    Units outstanding at end of period....     831,872      813,514    2,629,273    2,039,224       --        120
                                           ===========  ===========  ===========  ===========   =======    =======

--------
(n)Previously known as Premier VIT NACM Small Cap

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              PREMIER VIT      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                              SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
                                           ----------------  ------------------------  ------------------------
                                                                    VT AMERICAN               VT CAPITAL
                                            OPCAP BALANCED       GOVERNMENT INCOME           APPRECIATION
                                           ----------------  ------------------------  ------------------------
                                           2009 (M)   2008       2009         2008     2009 (O)(P)      2008
                                           -------- -------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   243  $    70  $ 1,194,503  $ 1,504,636  $    86,899  $   (96,909)
Net realized gains (losses)...............  (4,373)     702      341,120     (285,299)  (5,158,463)     480,320
Change in unrealized gains (losses).......   3,911   (3,817)   6,036,751   (1,817,286)   4,619,172   (5,090,637)
                                           -------  -------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................    (219)  (3,045)   7,572,374     (597,949)    (452,392)  (4,707,226)
                                           -------  -------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      --       --       66,856      306,811          542       22,058
Benefit payments..........................      --       --   (1,122,282)  (1,537,749)     (23,136)    (279,237)
Payments on termination...................    (412)    (505)  (5,609,613)  (9,202,580)     (67,703)  (1,714,929)
Contract maintenance charge...............      (6)     (18)    (108,907)     (96,995)      (3,559)     (27,089)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (5,362)      25    1,016,814    4,798,237   (5,952,301)      87,368
                                           -------  -------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (5,780)    (498)  (5,757,132)  (5,732,276)  (6,046,157)  (1,911,829)
                                           -------  -------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (5,999)  (3,543)   1,815,242   (6,330,225)  (6,498,549)  (6,619,055)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   5,999    9,542   41,620,916   47,951,141    6,498,549   13,117,604
                                           -------  -------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $    --  $ 5,999  $43,436,158  $41,620,916  $        --  $ 6,498,549
                                           =======  =======  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     789      850    3,186,249    3,631,106    1,198,678    1,468,254
       Units issued.......................      --       69      751,302    1,103,162        2,731      153,428
       Units redeemed.....................    (789)    (130)  (1,133,063)  (1,548,019)  (1,201,409)    (423,004)
                                           -------  -------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....      --      789    2,804,488    3,186,249           --    1,198,678
                                           =======  =======  ===========  ===========  ===========  ===========

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund
(p)For the period beginning January 1, 2009 and ended February 12, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          -----------------------  ------------------------  -------------------------
                                                 VT CAPITAL              VT DISCOVERY              VT DIVERSIFIED
                                               OPPORTUNITIES                GROWTH                     INCOME
                                          -----------------------  ------------------------  -------------------------
                                             2009         2008     2009 (P)(Q)      2008         2009         2008
                                          ----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (28,238) $   (42,545) $   (10,835) $  (165,428) $ 2,301,132  $  2,854,734
Net realized gains (losses)..............   (312,525)    (384,420)  (3,743,200)   1,397,723   (2,370,454)   (3,433,592)
Change in unrealized gains (losses)......  1,677,276   (1,566,138)   3,600,148   (7,591,844)  17,162,129   (17,648,095)
                                          ----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................  1,336,513   (1,993,103)    (153,887)  (6,359,549)  17,092,807   (18,226,953)
                                          ----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      4,790        5,944        2,091       51,478       77,195        88,432
Benefit payments.........................    (99,511)     (18,743)     (17,944)    (122,965)  (1,249,646)   (2,279,369)
Payments on termination..................   (263,091)    (845,619)     (46,974)  (1,632,798)  (4,994,176)  (13,110,164)
Contract maintenance charge..............    (14,153)     (14,379)      (4,621)     (40,129)    (105,591)     (109,923)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    385,160     (412,488)  (7,161,906)    (571,411)     (92,223)   (2,429,560)
                                          ----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................     13,195   (1,285,285)  (7,229,354)  (2,315,825)  (6,364,441)  (17,840,584)
                                          ----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  1,349,708   (3,278,388)  (7,383,241)  (8,675,374)  10,728,366   (36,067,537)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  3,065,443    6,343,831    7,383,241   16,058,615   35,080,415    71,147,952
                                          ----------  -----------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $4,415,151  $ 3,065,443  $        --  $ 7,383,241  $45,808,781  $ 35,080,415
                                          ==========  ===========  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    288,971      382,446    2,154,236    2,620,175    3,544,700     4,904,049
       Units issued......................     73,792       55,964        3,212      192,575      470,515       564,167
       Units redeemed....................    (72,662)    (149,439)  (2,157,448)    (658,514)    (991,888)   (1,923,516)
                                          ----------  -----------  -----------  -----------  -----------  ------------
    Units outstanding at end of
     period..............................    290,101      288,971           --    2,154,236    3,023,327     3,544,700
                                          ==========  ===========  ===========  ===========  ===========  ============

--------
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  --------------------------  -------------------------
                                                                             VT THE GEORGE
                                                   VT EQUITY                  PUTNAM FUND              VT GLOBAL ASSET
                                                    INCOME                     OF BOSTON                  ALLOCATION
                                          --------------------------  --------------------------  -------------------------
                                            2009 (R )       2008          2009          2008          2009         2008
                                          ------------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (190,121) $    179,377  $  2,424,498  $  4,445,807  $ 1,242,425  $    937,451
Net realized gains (losses)..............      234,695       561,709    (9,204,960)    2,508,580   (1,512,825)     (319,187)
Change in unrealized gains (losses)......   26,826,357   (11,495,845)   23,141,018   (67,603,096)   8,448,755   (15,765,375)
                                          ------------  ------------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   26,870,931   (10,754,759)   16,360,556   (60,648,709)   8,178,355   (15,147,111)
                                          ------------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      129,160        36,499       128,897       599,250       36,961       221,958
Benefit payments.........................   (1,778,012)     (586,670)   (1,676,705)   (2,921,650)    (406,816)     (517,478)
Payments on termination..................   (7,267,413)   (6,163,850)   (6,340,302)  (24,821,965)  (2,955,678)   (6,688,813)
Contract maintenance charge..............     (370,478)      (71,042)     (276,100)     (335,038)    (119,678)     (127,130)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   64,860,029     3,185,288    (2,592,437)  (11,834,571)   1,319,893      (516,927)
                                          ------------  ------------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................   55,573,286    (3,599,775)  (10,756,647)  (39,313,974)  (2,125,318)   (7,628,390)
                                          ------------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   82,444,217   (14,354,534)    5,603,909   (99,962,683)   6,053,037   (22,775,502)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   20,816,335    35,170,869    76,072,023   176,034,706   26,809,661    49,585,162
                                          ------------  ------------  ------------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $103,260,552  $ 20,816,335  $ 81,675,932  $ 76,072,023  $32,862,698  $ 26,809,661
                                          ============  ============  ============  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    1,857,214     2,131,569     9,817,443    13,314,550    3,028,227     3,663,921
       Units issued......................   15,528,137       533,008       505,002       880,194      477,224       704,806
       Units redeemed....................   (9,394,177)     (807,363)   (1,826,397)   (4,377,301)    (717,943)   (1,340,500)
                                          ------------  ------------  ------------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................    7,991,174     1,857,214     8,496,048     9,817,443    2,787,508     3,028,227
                                          ============  ============  ============  ============  ===========  ============

--------
(r)On February 13, 2009, VT New Value merged into VT Equity Income Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                            PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  -------------------------  -------------------------
                                                  VT GLOBAL                  VT GLOBAL                  VT GLOBAL
                                                    EQUITY                HEALTH CARE (S)             UTILITIES (T)
                                          -------------------------  -------------------------  -------------------------
                                              2009         2008          2009         2008          2009         2008
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (308,052) $    460,918  $  (470,200) $   (605,693) $   589,538  $    326,944
Net realized gains (losses)..............  (2,986,389)   (4,139,269)   3,220,444     1,019,134      603,026     2,095,659
Change in unrealized gains (losses)......   8,971,464   (18,252,419)   4,460,926    (8,474,211)    (223,334)  (15,970,280)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   5,677,023   (21,930,770)   7,211,170    (8,060,770)     969,230   (13,547,677)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      26,501        48,835      230,675       147,655      100,655        93,905
Benefit payments.........................    (335,752)   (1,052,789)    (591,459)     (611,672)    (501,833)   (1,191,976)
Payments on termination..................  (1,542,293)   (7,394,089)  (2,651,179)   (6,865,463)  (2,040,282)   (7,238,709)
Contract maintenance charge..............     (91,714)     (106,356)    (144,419)     (141,405)     (70,131)      (87,785)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,222,071)     (883,505)  (1,295,384)   (2,856,415)  (1,154,274)   (1,450,914)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (3,165,329)   (9,387,904)  (4,451,766)  (10,327,300)  (3,665,865)   (9,875,479)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   2,511,694   (31,318,674)   2,759,404   (18,388,070)  (2,696,635)  (23,423,156)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  22,592,805    53,911,479   33,195,230    51,583,300   25,182,271    48,605,427
                                          -----------  ------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $25,104,499  $ 22,592,805  $35,954,634  $ 33,195,230  $22,485,636  $ 25,182,271
                                          ===========  ============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   4,024,138     5,115,566    3,362,364     4,274,307    2,221,327     2,932,020
       Units issued......................     197,308       350,752      322,301       314,105      250,943       392,549
       Units redeemed....................    (727,866)   (1,442,180)    (752,225)   (1,226,048)    (606,782)   (1,103,242)
                                          -----------  ------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................   3,493,580     4,024,138    2,932,440     3,362,364    1,865,488     2,221,327
                                          ===========  ============  ===========  ============  ===========  ============

--------
(s)Previously known as VT Health Sciences
(t)Previously known as VT Utilities Growth and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                             PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                          ---------------------------  ------------------------  -------------------------
                                                 VT GROWTH AND                 VT GROWTH                  VT HIGH
                                                     INCOME                  OPPORTUNITIES                 YIELD
                                          ---------------------------  ------------------------  -------------------------
                                              2009           2008          2009         2008         2009         2008
                                          ------------  -------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  2,420,576  $   2,469,102  $   (63,958) $  (188,208) $ 4,654,755  $  5,646,355
Net realized gains (losses)..............  (26,895,996)     7,003,699     (754,686)  (1,335,206)  (3,570,041)   (4,057,758)
Change in unrealized gains (losses)......   69,566,817   (147,922,862)   4,125,145   (4,604,291)  19,461,222   (20,025,902)
                                          ------------  -------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   45,091,397   (138,450,061)   3,306,501   (6,127,705)  20,545,936   (18,437,305)
                                          ------------  -------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      399,301        578,938       18,515       14,116      163,886       141,295
Benefit payments.........................   (4,975,661)    (7,538,709)     (49,523)    (386,781)  (1,205,669)   (1,475,166)
Payments on termination..................  (15,554,718)   (56,215,165)    (634,515)  (2,106,177)  (5,169,121)  (11,945,961)
Contract maintenance charge..............     (604,615)      (696,967)     (42,224)     (40,883)    (204,190)     (210,065)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (6,967,941)   (24,597,348)     297,914     (439,481)    (509,645)   (6,033,530)
                                          ------------  -------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (27,703,634)   (88,469,251)    (409,833)  (2,959,206)  (6,924,739)  (19,523,427)
                                          ------------  -------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   17,387,763   (226,919,312)   2,896,668   (9,086,911)  13,621,197   (37,960,732)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  183,218,770    410,138,082    8,853,194   17,940,105   46,171,737    84,132,469
                                          ------------  -------------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $200,606,533  $ 183,218,770  $11,749,862  $ 8,853,194  $59,792,934  $ 46,171,737
                                          ============  =============  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   25,666,932     34,906,987    2,985,105    3,714,696    4,230,215     5,637,130
       Units issued......................    1,275,024      1,196,485      370,142      222,391      715,121       517,494
       Units redeemed....................   (5,037,163)   (10,436,540)    (499,577)    (951,982)  (1,242,377)   (1,924,409)
                                          ------------  -------------  -----------  -----------  -----------  ------------
    Units outstanding at end of
     period..............................   21,904,793     25,666,932    2,855,670    2,985,105    3,702,959     4,230,215
                                          ============  =============  ===========  ===========  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST
                                                SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                        --------------------------  ---------------------------  -------------------------
                                                                                                             VT
                                                                                 VT                    INTERNATIONAL
                                                                           INTERNATIONAL                 GROWTH AND
                                                 VT INCOME                     EQUITY                      INCOME
                                        --------------------------  ---------------------------  -------------------------
                                            2009          2008          2009           2008          2009         2008
                                        ------------  ------------  ------------  -------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $  5,499,363  $  9,804,175  $ (2,065,308) $   1,548,660  $  (344,638) $    267,342
Net realized gains (losses)............   (5,624,894)   (5,682,362)  (17,035,142)    30,656,640   (3,831,100)    6,916,142
Change in unrealized gains
 (losses)..............................   45,504,357   (45,213,517)   47,135,096   (156,905,622)   9,678,938   (33,659,268)
                                        ------------  ------------  ------------  -------------  -----------  ------------
Increase (decrease) in net assets from
 operations............................   45,378,826   (41,091,704)   28,034,646   (124,700,322)   5,503,200   (26,475,784)
                                        ------------  ------------  ------------  -------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      149,198       502,259       202,024        832,065       94,286        90,190
Benefit payments.......................   (3,090,112)   (4,457,175)   (2,493,311)    (4,480,221)    (412,195)     (785,172)
Payments on termination................  (13,413,258)  (28,011,475)   (9,308,243)   (34,556,848)  (2,032,522)   (9,067,553)
Contract maintenance charge............     (468,620)     (506,314)     (503,105)      (606,687)     (98,854)     (124,145)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (3,854,729)  (14,395,185)   (6,121,686)   (11,283,010)  (1,036,516)   (3,120,413)
                                        ------------  ------------  ------------  -------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (20,677,521)  (46,867,890)  (18,224,321)   (50,094,701)  (3,485,801)  (13,007,093)
                                        ------------  ------------  ------------  -------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS................................   24,701,305   (87,959,594)    9,810,325   (174,795,023)   2,017,399   (39,482,877)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  112,751,216   200,710,810   139,838,903    314,633,926   26,204,690    65,687,567
                                        ------------  ------------  ------------  -------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD................................ $137,452,521  $112,751,216  $149,649,228  $ 139,838,903  $28,222,089  $ 26,204,690
                                        ============  ============  ============  =============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   12,142,900    16,149,283    15,306,614     19,162,030    2,828,593     3,773,162
       Units issued....................    1,588,901     1,781,726     1,215,515      1,661,234      265,190       305,941
       Units redeemed..................   (3,483,786)   (5,788,109)   (3,191,603)    (5,516,650)    (642,551)   (1,250,510)
                                        ------------  ------------  ------------  -------------  -----------  ------------
    Units outstanding at end of
     period............................   10,248,015    12,142,900    13,330,526     15,306,614    2,451,232     2,828,593
                                        ============  ============  ============  =============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                            PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  -------------------------  ------------------------
                                                      VT
                                                INTERNATIONAL
                                                     NEW                                               VT MID CAP
                                                OPPORTUNITIES               VT INVESTORS                  VALUE
                                          -------------------------  -------------------------  ------------------------
                                              2009         2008        2009 (O)       2008          2009         2008
                                          -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    14,133  $     57,539  $  (135,089) $   (997,151) $   (74,277) $  (112,016)
Net realized gains (losses)..............    (519,126)      969,748   (5,913,033)   (8,059,324)  (1,615,013)   1,552,847
Change in unrealized gains (losses)......   6,546,075   (16,167,524)  23,182,069   (35,326,779)   3,899,838   (7,537,402)
                                          -----------  ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   6,041,082   (15,140,237)  17,133,947   (44,383,254)   2,210,548   (6,096,571)
                                          -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      55,324       152,980      145,085       199,854        6,295       35,848
Benefit payments.........................     (88,264)     (363,232)  (1,175,659)   (2,375,832)     593,126     (285,488)
Payments on termination..................  (1,083,565)   (3,803,137)  (4,760,972)  (18,120,960)  (1,273,262)  (2,533,071)
Contract maintenance charge..............     (93,096)      (99,632)    (257,862)     (268,886)     (28,978)     (35,362)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (588,682)   (1,919,618)   2,282,812    (6,209,535)    (602,986)    (519,260)
                                          -----------  ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,798,283)   (6,032,639)  (3,766,596)  (26,775,359)  (1,305,805)  (3,337,333)
                                          -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   4,242,799   (21,172,876)  13,367,351   (71,158,613)     904,743   (9,433,904)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  18,318,875    39,491,751   57,782,366   128,940,979    7,112,828   16,546,732
                                          -----------  ------------  -----------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $22,561,674  $ 18,318,875  $71,149,717  $ 57,782,366  $ 8,017,571  $ 7,112,828
                                          ===========  ============  ===========  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,503,412     3,052,613   10,758,957    14,392,675      686,279      899,790
       Units issued......................     158,385       312,951    2,433,958       720,645      149,905      185,942
       Units redeemed....................    (398,647)     (862,152)  (2,832,262)   (4,354,363)    (272,152)    (399,453)
                                          -----------  ------------  -----------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................   2,263,150     2,503,412   10,360,653    10,758,957      564,032      686,279
                                          ===========  ============  ===========  ============  ===========  ===========

--------
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST
                                                SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                        --------------------------  -------------------------  --------------------------
                                                 VT MONEY                     VT NEW
                                                  MARKET                  OPPORTUNITIES               VT NEW VALUE
                                        --------------------------  -------------------------  --------------------------
                                            2009          2008        2009 (Q)       2008      2009 (P)(R )      2008
                                        ------------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $ (1,868,665) $  1,689,351  $  (521,946) $   (939,161) $  1,858,739  $    494,415
Net realized gains (losses)............           --            --   (6,606,420)   (8,442,020)  (82,689,825)   15,989,563
Change in unrealized gains
 (losses)..............................           --            --   21,314,340   (22,247,489)   76,611,056   (83,898,957)
                                        ------------  ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations............................   (1,868,665)    1,689,351   14,185,974   (31,628,670)   (4,220,030)  (67,414,979)
                                        ------------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      366,510     2,447,045      165,423       440,354         9,522       713,210
Benefit payments.......................   (2,826,480)  (10,573,553)    (927,864)   (1,537,239)     (156,923)   (2,256,424)
Payments on termination................  (43,939,183)  (77,078,223)  (3,818,655)  (10,286,626)     (785,299)  (18,861,175)
Contract maintenance charge............     (623,525)     (633,586)    (245,688)     (235,587)      (31,721)     (380,864)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   31,722,543    85,934,212    4,547,796    (4,216,996)  (67,622,054)   (3,986,566)
                                        ------------  ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (15,300,135)       95,895     (278,988)  (15,836,094)  (68,586,475)  (24,771,819)
                                        ------------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS............................  (17,168,800)    1,785,246   13,906,986   (47,464,764)  (72,806,505)  (92,186,798)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  159,604,535   157,819,289   44,020,269    91,485,033    72,806,505   164,993,303
                                        ------------  ------------  -----------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $142,435,735  $159,604,535  $57,927,255  $ 44,020,269  $         --  $ 72,806,505
                                        ============  ============  ===========  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   14,696,768    14,737,011    8,464,893    10,619,576     8,325,791    10,279,598
       Units issued....................   10,168,754    14,154,913    2,407,637       339,367        42,749     1,228,105
       Units redeemed..................  (11,476,508)  (14,195,156)  (2,253,891)   (2,494,050)   (8,368,540)   (3,181,912)
                                        ------------  ------------  -----------  ------------  ------------  ------------
    Units outstanding at end of
     period............................   13,389,014    14,696,768    8,618,639     8,464,893            --     8,325,791
                                        ============  ============  ===========  ============  ============  ============

--------
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities
(r)On February 13, 2009, VT New Value merged into VT Equity Income Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  -------------------------  -------------------------
                                                   VT OTC &
                                                   EMERGING                                             VT SMALL CAP
                                                    GROWTH                   VT RESEARCH                   VALUE
                                          --------------------------  -------------------------  -------------------------
                                           2009 (U)(P)      2008          2009         2008          2009         2008
                                          ------------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    (19,203) $   (270,717) $   (75,518) $   (177,950) $   122,640  $     24,796
Net realized gains (losses)..............  (16,084,530)   (2,477,730)  (2,243,204)   (1,565,783)  (7,251,296)   14,329,837
Change in unrealized gains (losses)......   15,748,401    (8,369,568)  11,170,771   (21,222,133)  19,944,310   (51,334,649)
                                          ------------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................     (355,332)  (11,118,015)   8,852,049   (22,965,866)  12,815,654   (36,980,016)
                                          ------------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       11,322        39,431      186,488       277,809       61,750       194,910
Benefit payments.........................       (8,038)     (317,190)    (684,671)   (1,285,107)  (1,023,275)   (1,685,020)
Payments on termination..................     (129,878)   (2,873,578)  (2,497,226)   (8,488,371)  (3,961,517)  (14,074,989)
Contract maintenance charge..............       (7,684)      (79,566)    (125,492)     (140,041)    (123,364)     (146,649)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (11,504,843)     (651,755)  (1,689,001)   (2,564,193)  (2,015,207)   (6,860,214)
                                          ------------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (11,639,121)   (3,882,658)  (4,809,902)  (12,199,903)  (7,061,613)  (22,571,962)
                                          ------------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (11,994,453)  (15,000,673)   4,042,147   (35,165,769)   5,754,041   (59,551,978)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   11,994,453    26,995,126   31,642,071    66,807,840   49,461,588   109,013,566
                                          ------------  ------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $         --  $ 11,994,453  $35,684,218  $ 31,642,071  $55,215,629  $ 49,461,588
                                          ============  ============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    4,304,416     5,171,588    5,038,351     6,451,601    4,400,592     5,748,770
       Units issued......................       40,438       337,890      304,833       267,504      395,143       303,802
       Units redeemed....................   (4,344,854)   (1,205,062)  (1,014,519)   (1,680,754)    (975,125)   (1,651,980)
                                          ------------  ------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................           --     4,304,416    4,328,665     5,038,351    3,820,610     4,400,592
                                          ============  ============  ===========  ============  ===========  ============

--------
(u)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund
(p)For the period beginning January 1, 2009 and ended February 12, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST     RIDGEWORTH VARIABLE TRUST
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                          -------------------------  ---------------------------  ------------------------
                                                                                                    RIDGEWORTH LARGE CAP
                                                   VT VISTA                   VT VOYAGER                 CORE EQUITY
                                          -------------------------  ---------------------------  ------------------------
                                            2009 (U)       2008          2009           2008        2009 (M)       2008
                                          -----------  ------------  ------------  -------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (561,785) $   (676,852) $   (834,048) $  (2,571,289) $     4,733  $   (14,344)
Net realized gains (losses)..............  (2,755,515)   (2,564,395)  (12,527,604)   (21,618,630)  (1,057,592)     172,687
Change in unrealized gains (losses)......  16,842,787   (23,245,175)   77,780,458    (55,684,831)     954,967   (1,340,082)
                                          -----------  ------------  ------------  -------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  13,525,487   (26,486,422)   64,418,806    (79,874,750)     (97,892)  (1,181,739)
                                          -----------  ------------  ------------  -------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      71,339       148,843       309,102      1,057,491           --        3,954
Benefit payments.........................    (761,648)   (1,222,694)   (2,573,146)    (3,866,547)     (11,689)     (36,851)
Payments on termination..................  (2,582,139)   (8,520,670)  (10,306,977)   (29,536,252)    (108,699)    (669,377)
Contract maintenance charge..............    (196,512)     (154,217)     (554,148)      (558,766)        (962)      (3,959)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   9,403,944    (4,710,809)   (5,817,188)   (15,911,293)  (1,352,703)    (190,264)
                                          -----------  ------------  ------------  -------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   5,934,984   (14,459,547)  (18,942,357)   (48,815,367)  (1,474,053)    (896,497)
                                          -----------  ------------  ------------  -------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  19,460,471   (40,945,969)   45,476,449   (128,690,117)  (1,571,945)  (2,078,236)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  27,890,611    68,836,580   115,941,904    244,632,021    1,571,945    3,650,181
                                          -----------  ------------  ------------  -------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $47,351,082  $ 27,890,611  $161,418,353  $ 115,941,904  $        --  $ 1,571,945
                                          ===========  ============  ============  =============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   4,905,921     6,528,296    19,902,868     26,242,472      186,504      268,856
       Units issued......................   3,050,326       249,491     1,601,328        865,840        1,576       12,375
       Units redeemed....................  (1,696,580)   (1,871,866)   (4,222,425)    (7,205,444)    (188,080)     (94,727)
                                          -----------  ------------  ------------  -------------  -----------  -----------
    Units outstanding at end of
     period..............................   6,259,667     4,905,921    17,281,771     19,902,868           --      186,504
                                          ===========  ============  ============  =============  ===========  ===========

--------
(u)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           RIDGEWORTH VARIABLE TRUST RIDGEWORTH VARIABLE TRUST RIDGEWORTH VARIABLE TRUST
                                                  SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                           ------------------------  ------------------------  ------------------------
                                             RIDGEWORTH LARGE CAP      RIDGEWORTH LARGE CAP       RIDGEWORTH MID CAP
                                                 GROWTH STOCK              VALUE EQUITY               CORE EQUITY
                                           ------------------------  ------------------------  ------------------------
                                             2009 (M)       2008       2009 (M)       2008       2009 (M)       2008
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $    30,460  $  (129,495) $    54,226  $    79,237  $    10,249  $   (34,524)
Net realized gains (losses)...............  (5,136,455)   1,156,452   (2,945,626)   1,316,158   (2,180,130)     230,417
Change in unrealized gains (losses).......   5,112,992   (6,584,834)   2,323,580   (5,893,361)   2,075,372   (2,309,650)
                                           -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................       6,997   (5,557,877)    (567,820)  (4,497,966)     (94,509)  (2,113,757)
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................         545       13,497        1,815        9,512        1,483        6,951
Benefit payments..........................    (101,475)    (224,112)    (113,189)    (280,590)     (45,258)     (79,906)
Payments on termination...................    (475,003)  (2,507,666)    (450,723)  (2,499,605)    (165,391)    (819,254)
Contract maintenance charge...............      (2,469)      (8,431)      (2,548)      (8,518)        (564)      (2,832)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (6,205,732)    (448,280)  (6,640,517)    (407,248)  (2,301,597)    (220,608)
                                           -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (6,784,134)  (3,174,992)  (7,205,162)  (3,186,449)  (2,511,327)  (1,115,649)
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (6,777,137)  (8,732,869)  (7,772,982)  (7,684,415)  (2,605,836)  (3,229,406)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   6,777,137   15,510,006    7,772,982   15,457,397    2,605,836    5,835,242
                                           -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $        --  $ 6,777,137  $        --  $ 7,772,982  $        --  $ 2,605,836
                                           ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     545,799      754,937      533,819      710,758      247,895      331,340
       Units issued.......................       2,010       28,773        3,644       14,076        4,605        7,295
       Units redeemed.....................    (547,809)    (237,911)    (537,463)    (191,015)    (252,500)     (90,740)
                                           -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....          --      545,799           --      533,819           --      247,895
                                           ===========  ===========  ===========  ===========  ===========  ===========

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                        THE UNIVERSAL
                                                      RIDGEWORTH VARIABLE    RYDEX VARIABLE TRUST INSTITUTIONAL FUNDS, INC.
                                                       TRUST SUB-ACCOUNT       SUB-ACCOUNT               SUB-ACCOUNT
                                                   ------------------------  -------------------  -------------------------
                                                          RIDGEWORTH         RYDEX VT NASDAQ
                                                           SMALL CAP               100                  VAN KAMPEN UIF
                                                         VALUE EQUITY         STRATEGY FUND             CAPITAL GROWTH
                                                   ------------------------  -------------------  -------------------------
                                                     2009 (M)       2008      2009       2008         2009         2008
                                                   -----------  -----------   -----     -------   -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $     8,428  $     7,808  $  (1)    $   (29)   $  (421,636) $   (559,103)
Net realized gains (losses).......................  (4,025,900)   1,091,462   (271)        339       (854,750)    1,057,160
Change in unrealized gains (losses)...............   4,014,617   (3,295,139)   231      (1,604)    13,956,146   (24,854,278)
                                                   -----------  -----------   -----     -------   -----------  ------------
Increase (decrease) in net assets from operations.      (2,855)  (2,195,869)   (41)     (1,294)    12,679,760   (24,356,221)
                                                   -----------  -----------   -----     -------   -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................         365        6,911     --          --         21,833       166,317
Benefit payments..................................     (30,047)     (56,464)    --          --       (967,776)     (964,319)
Payments on termination...........................    (176,928)  (1,458,312)  (590)     (4,685)    (2,081,140)   (5,438,274)
Contract maintenance charge.......................      (4,700)      (9,304)    --          (5)       (55,720)      (58,502)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................  (3,277,000)    (755,615)    --          --     (2,058,894)   (1,897,253)
                                                   -----------  -----------   -----     -------   -----------  ------------
Increase (decrease) in net assets from contract
 transactions.....................................  (3,488,310)  (2,272,784)  (590)     (4,690)    (5,141,697)   (8,192,031)
                                                   -----------  -----------   -----     -------   -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS...........................................  (3,491,165)  (4,468,653)  (631)     (5,984)     7,538,063   (32,548,252)
NET ASSETS AT BEGINNING OF PERIOD.................   3,491,165    7,959,818    631       6,615     22,578,124    55,126,376
                                                   -----------  -----------   -----     -------   -----------  ------------
NET ASSETS AT END OF PERIOD....................... $        --  $ 3,491,165  $  --     $   631    $30,116,187  $ 22,578,124
                                                   ===========  ===========   =====     =======   ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of period......     239,174      350,845     73         435      3,844,300     4,747,906
       Units issued...............................      29,765        7,584     --          --        158,709       523,129
       Units redeemed.............................    (268,939)    (119,255)   (73)       (362)      (835,214)   (1,426,735)
                                                   -----------  -----------   -----     -------   -----------  ------------
    Units outstanding at end of period............          --      239,174     --          73      3,167,795     3,844,300
                                                   ===========  ===========   =====     =======   ===========  ============

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      THE UNIVERSAL              THE UNIVERSAL          THE UNIVERSAL
                                                 INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.
                                                       SUB-ACCOUNT                SUB-ACCOUNT            SUB-ACCOUNT
                                                 ------------------------  -------------------------  ------------------------
                                                     VAN KAMPEN UIF              VAN KAMPEN UIF         VAN KAMPEN UIF
                                                        CORE PLUS                   EMERGING                GLOBAL
                                                      FIXED INCOME               MARKETS EQUITY          VALUE EQUITY
                                                 ------------------------  -------------------------  ------------------------
                                                    2009         2008          2009         2008        2009         2008
                                                 ----------   ----------   -----------  ------------    -------     --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   79,233   $   40,414   $  (470,992) $   (726,490) $   930      $    434
Net realized gains (losses).....................    (35,618)     (29,939)   (1,722,004)   15,199,742   (8,603)       10,707
Change in unrealized gains (losses).............     37,367     (176,388)   16,865,660   (47,927,754)   8,650       (29,817)
                                                 ----------   ----------   -----------  ------------    -------     --------
Increase (decrease) in net assets from
 operations.....................................     80,982     (165,913)   14,672,664   (33,454,502)     977       (18,676)
                                                 ----------   ----------   -----------  ------------    -------     --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................         --           --        52,739        38,894       --            --
Benefit payments................................    (73,752)    (101,189)     (670,183)     (560,601)      --            --
Payments on termination.........................   (216,128)    (223,597)   (1,484,809)   (8,313,929)  (8,608)       (3,823)
Contract maintenance charge.....................       (371)        (389)      (14,126)      (15,069)     (27)          (39)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    453,112     (288,286)    2,046,838    (2,076,193)     275          (626)
                                                 ----------   ----------   -----------  ------------    -------     --------
Increase (decrease) in net assets from contract
 transactions...................................    162,861     (613,461)      (69,541)  (10,926,898)  (8,360)       (4,488)
                                                 ----------   ----------   -----------  ------------    -------     --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    243,843     (779,374)   14,603,123   (44,381,400)  (7,383)      (23,164)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................    993,450    1,772,824    22,241,663    66,623,063   26,533        49,697
                                                 ----------   ----------   -----------  ------------    -------     --------
NET ASSETS AT END OF PERIOD..................... $1,237,293   $  993,450   $36,844,786  $ 22,241,663  $19,150      $ 26,533
                                                 ==========   ==========   ===========  ============    =======     ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....     87,884      138,973     1,971,083     2,501,960    3,004         3,318
       Units issued.............................     41,539        1,555       341,586       242,129       25            55
       Units redeemed...........................    (27,540)     (52,644)     (364,051)     (773,006)  (1,190)         (369)
                                                 ----------   ----------   -----------  ------------    -------     --------
    Units outstanding at end of period..........    101,883       87,884     1,948,618     1,971,083    1,839         3,004
                                                 ==========   ==========   ===========  ============    =======     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   THE UNIVERSAL                 THE UNIVERSAL              THE UNIVERSAL
                                                 INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.
                                                    SUB-ACCOUNT                   SUB-ACCOUNT                SUB-ACCOUNT
                                                 ------------------------  -------------------------  -------------------------
                                                                                 VAN KAMPEN UIF
                                                  VAN KAMPEN UIF                 INTERNATIONAL              VAN KAMPEN UIF
                                                    HIGH YIELD                       MAGNUM                 MID CAP GROWTH
                                                 ------------------------  -------------------------  -------------------------
                                                   2009         2008           2009         2008          2009         2008
                                                   -------      -------    -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   367      $   639      $   236,823  $    436,006  $  (302,720) $   (237,716)
Net realized gains (losses).....................     343          379       (2,203,933)    2,996,354   (1,855,359)    7,622,383
Change in unrealized gains (losses).............   1,081       (3,104)       6,446,903   (19,163,731)  10,006,419   (23,201,476)
                                                   -------      -------    -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations.....................................   1,791       (2,086)       4,479,793   (15,731,371)   7,848,340   (15,816,809)
                                                   -------      -------    -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      --           --            3,598        38,644        2,909        36,385
Benefit payments................................      --           --         (704,021)     (729,282)    (542,405)     (876,195)
Payments on termination.........................  (1,244)      (1,097)      (1,162,455)   (4,891,704)  (1,447,449)   (4,217,896)
Contract maintenance charge.....................     (14)         (17)          (8,980)      (10,081)      (8,448)       (8,723)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................     (31)        (442)        (180,899)     (362,661)    (682,349)   (1,238,388)
                                                   -------      -------    -----------  ------------  -----------  ------------
Increase (decrease) in net assets from contract
 transactions...................................  (1,289)      (1,556)      (2,052,757)   (5,955,084)  (2,677,742)   (6,304,817)
                                                   -------      -------    -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS.........................................     502       (3,642)       2,427,036   (21,686,455)   5,170,598   (22,121,626)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   5,342        8,984       16,897,093    38,583,548   16,009,889    38,131,515
                                                   -------      -------    -----------  ------------  -----------  ------------
NET ASSETS AT END OF PERIOD..................... $ 5,844      $ 5,342      $19,324,129  $ 16,897,093  $21,180,487  $ 16,009,889
                                                   =======      =======    ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     504          644        2,241,569     2,796,650    1,673,653     2,085,370
       Units issued.............................       2          103          292,875       276,521      162,884       208,778
       Units redeemed...........................    (112)        (243)        (554,437)     (831,602)    (412,916)     (620,495)
                                                   -------      -------    -----------  ------------  -----------  ------------
    Units outstanding at end of period..........     394          504        1,980,007     2,241,569    1,423,621     1,673,653
                                                   =======      =======    ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 THE UNIVERSAL              THE UNIVERSAL           THE UNIVERSAL
                                           INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.
                                                  SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT
                                           -------------------------  -------------------------  ------------------------
                                                 VAN KAMPEN UIF             VAN KAMPEN UIF
                                                  U.S. MID CAP                U.S. REAL             VAN KAMPEN UIF
                                                     VALUE                      ESTATE                  VALUE
                                           -------------------------  -------------------------  ------------------------
                                               2009         2008          2009         2008        2009          2008
                                           -----------  ------------  -----------  ------------   --------     ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (213,859) $   (698,025) $   308,322  $    606,872  $  1,340     $   2,992
Net realized gains (losses)...............  (6,117,575)   23,613,993   (3,040,544)   13,372,956   (19,772)       (1,945)
Change in unrealized gains (losses).......  23,337,971   (64,554,584)   7,591,218   (27,749,353)   38,152       (74,650)
                                           -----------  ------------  -----------  ------------   --------     ---------
Increase (decrease) in net assets from
 operations...............................  17,006,537   (41,638,616)   4,858,996   (13,769,525)   19,720       (73,603)
                                           -----------  ------------  -----------  ------------   --------     ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      52,324       108,137        8,605        67,909        --            --
Benefit payments..........................  (1,190,807)   (1,614,256)    (587,251)     (740,885)   (8,799)      (24,376)
Payments on termination...................  (4,089,817)  (15,632,639)  (1,507,079)   (7,395,946)  (14,641)      (57,624)
Contract maintenance charge...............     (67,999)      (76,780)     (10,493)      (12,443)      (96)          (99)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (2,310,798)   (7,130,375)     136,011    (4,170,629)   (7,590)      (11,169)
                                           -----------  ------------  -----------  ------------   --------     ---------
Increase (decrease) in net assets from
 contract transactions....................  (7,607,097)  (24,345,913)  (1,960,207)  (12,251,994)  (31,126)      (93,268)
                                           -----------  ------------  -----------  ------------   --------     ---------
INCREASE (DECREASE) IN NET
 ASSETS...................................   9,399,440   (65,984,529)   2,898,789   (26,021,519)  (11,406)     (166,871)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  51,011,886   116,996,415   20,587,876    46,609,395    85,574       252,445
                                           -----------  ------------  -----------  ------------   --------     ---------
NET ASSETS AT END OF PERIOD............... $60,411,326  $ 51,011,886  $23,486,665  $ 20,587,876  $ 74,168     $  85,574
                                           ===========  ============  ===========  ============   ========     =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   5,830,452     7,725,721    1,251,391     1,726,345     9,106        17,265
       Units issued.......................     249,627       369,799      140,467       101,367     1,056           235
       Units redeemed.....................  (1,041,830)   (2,265,068)    (257,945)     (576,321)   (4,047)       (8,394)
                                           -----------  ------------  -----------  ------------   --------     ---------
    Units outstanding at end of period....   5,038,249     5,830,452    1,133,913     1,251,391     6,115         9,106
                                           ===========  ============  ===========  ============   ========     =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                          THE UNIVERSAL INSTITUTIONAL THE UNIVERSAL INSTITUTIONAL THE UNIVERSAL INSTITUTIONAL
                                            FUNDS, INC. (CLASS II)     FUNDS, INC. (CLASS II)       FUNDS, INC. (CLASS II)
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                          -------------------------   --------------------------  -------------------------
                                                                           VAN KAMPEN UIF               VAN KAMPEN UIF
                                                VAN KAMPEN UIF                EMERGING                     EMERGING
                                          CAPITAL GROWTH (CLASS II)    MARKETS DEBT (CLASS II)    MARKETS EQUITY (CLASS II)
                                          -------------------------   --------------------------  -------------------------
                                              2009          2008          2009          2008          2009          2008
                                          -----------   ------------  -----------   -----------   -----------   ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (138,990)  $   (219,661) $ 1,258,989   $ 1,374,430   $  (247,022)  $   (442,670)
Net realized gains (losses)..............    (145,309)       407,488     (854,602)      (55,857)   (1,491,340)     8,535,830
Change in unrealized gains (losses)......   4,439,121     (8,507,557)   4,474,082    (5,565,198)    9,374,581    (27,939,017)
                                          -----------   ------------  -----------   -----------   -----------   ------------
Increase (decrease) in net assets from
 operations..............................   4,154,822     (8,319,730)   4,878,469    (4,246,625)    7,636,219    (19,845,857)
                                          -----------   ------------  -----------   -----------   -----------   ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       4,402         19,611       55,476       210,877        19,403         25,704
Benefit payments.........................    (187,051)      (961,364)    (407,058)     (186,771)     (215,169)      (202,464)
Payments on termination..................    (650,132)      (982,266)  (1,918,285)   (3,391,622)   (1,548,340)    (6,091,790)
Contract maintenance charge..............     (32,384)       (35,805)    (100,875)     (109,214)      (89,861)      (125,593)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (733,974)      (972,853)     625,427    (2,120,539)      546,883     (3,153,369)
                                          -----------   ------------  -----------   -----------   -----------   ------------
Increase (decrease) in net assets from
 contract transactions...................  (1,599,139)    (2,932,677)  (1,745,315)   (5,597,269)   (1,287,084)    (9,547,512)
                                          -----------   ------------  -----------   -----------   -----------   ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   2,555,683    (11,252,407)   3,133,154    (9,843,894)    6,349,135    (29,393,369)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   7,452,124     18,704,531   18,941,693    28,785,587    12,285,904     41,679,273
                                          -----------   ------------  -----------   -----------   -----------   ------------
NET ASSETS AT END OF
 PERIOD.................................. $10,007,807   $  7,452,124  $22,074,847   $18,941,693   $18,635,039   $ 12,285,904
                                          ===========   ============  ===========   ===========   ===========   ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     921,448      1,145,736    1,264,082     1,611,492       654,269        945,069
       Units issued......................      33,240        142,882      162,499       153,771        92,308         64,436
       Units redeemed....................    (198,349)      (367,170)    (278,202)     (501,181)     (153,251)      (355,236)
                                          -----------   ------------  -----------   -----------   -----------   ------------
    Units outstanding at end of
     period..............................     756,339        921,448    1,148,379     1,264,082       593,326        654,269
                                          ===========   ============  ===========   ===========   ===========   ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                       THE UNIVERSAL
                                          THE UNIVERSAL INSTITUTIONAL THE UNIVERSAL INSTITUTIONAL      INSTITUTIONAL
                                            FUNDS, INC. (CLASS II)      FUNDS, INC. (CLASS II)     FUNDS, INC. (CLASS II)
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------   -------------------------   -----------------------
                                                VAN KAMPEN UIF              VAN KAMPEN UIF             VAN KAMPEN UIF
                                                  EQUITY AND                    GLOBAL                  INT'L GROWTH
                                              INCOME (CLASS II)          FRANCHISE (CLASS II)        EQUITY (CLASS II)
                                          -------------------------   -------------------------   -----------------------
                                              2009          2008          2009          2008         2009         2008
                                          -----------   ------------  -----------   ------------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   567,693   $    507,706  $ 4,287,072   $     68,425  $  (30,265) $   (71,686)
Net realized gains (losses)..............  (2,050,677)       889,973     (160,330)     4,898,031    (303,664)     (65,365)
Change in unrealized gains (losses)......  10,222,886    (18,767,451)  12,292,926    (37,643,881)  1,389,961   (2,475,294)
                                          -----------   ------------  -----------   ------------  ----------  -----------
Increase (decrease) in net assets from
 operations..............................   8,739,902    (17,369,772)  16,419,668    (32,677,425)  1,056,032   (2,612,345)
                                          -----------   ------------  -----------   ------------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      37,426        384,086       37,579        363,891          --       54,420
Benefit payments.........................  (1,300,853)    (1,622,106)  (1,215,180)    (1,224,761)    (68,286)     (40,021)
Payments on termination..................  (4,480,323)    (9,435,717)  (5,275,710)   (11,057,698)   (150,007)    (426,249)
Contract maintenance charge..............    (178,749)      (206,201)    (323,204)      (377,184)    (23,503)     (21,536)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (271,234)    (5,536,936)  (2,797,877)    (7,026,071)    160,242      895,829
                                          -----------   ------------  -----------   ------------  ----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (6,193,733)   (16,416,874)  (9,574,392)   (19,321,823)    (81,554)     462,443
                                          -----------   ------------  -----------   ------------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   2,546,169    (33,786,646)   6,845,276    (51,999,248)    974,478   (2,149,902)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  47,934,132     81,720,778   67,172,026    119,171,274   3,061,925    5,211,827
                                          -----------   ------------  -----------   ------------  ----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $50,480,301   $ 47,934,132  $74,017,302   $ 67,172,026  $4,036,403  $ 3,061,925
                                          ===========   ============  ===========   ============  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   4,556,043      5,858,010    5,440,415      6,729,214     502,258      432,590
       Units issued......................     456,334        645,822      355,038        612,502     129,131      228,618
       Units redeemed....................  (1,031,012)    (1,947,789)  (1,102,542)    (1,901,301)   (138,026)    (158,950)
                                          -----------   ------------  -----------   ------------  ----------  -----------
    Units outstanding at end of
     period..............................   3,981,365      4,556,043    4,692,911      5,440,415     493,363      502,258
                                          ===========   ============  ===========   ============  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                          THE UNIVERSAL INSTITUTIONAL THE UNIVERSAL INSTITUTIONAL THE UNIVERSAL INSTITUTIONAL
                                            FUNDS, INC. (CLASS II)      FUNDS, INC. (CLASS II)      FUNDS, INC. (CLASS II)
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                          -------------------------   -------------------------   -------------------------
                                                                            VAN KAMPEN UIF              VAN KAMPEN UIF
                                                VAN KAMPEN UIF              SMALL COMPANY                U.S. MID CAP
                                          MID CAP GROWTH (CLASS II)       GROWTH (CLASS II)            VALUE (CLASS II)
                                          -------------------------   -------------------------   -------------------------
                                              2009          2008          2009          2008          2009          2008
                                          -----------   ------------  -----------   ------------  -----------   ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (504,647)  $   (447,632) $  (211,978)  $   (286,107) $  (206,452)  $   (555,740)
Net realized gains (losses)..............  (4,365,672)    10,722,001   (1,065,192)     1,148,490   (6,463,315)    15,734,906
Change in unrealized gains (losses)......  18,035,301    (36,884,476)   5,880,984     (9,586,835)  20,023,617    (45,707,511)
                                          -----------   ------------  -----------   ------------  -----------   ------------
Increase (decrease) in net assets from
 operations..............................  13,164,982    (26,610,107)   4,603,814     (8,724,452)  13,353,850    (30,528,345)
                                          -----------   ------------  -----------   ------------  -----------   ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     110,096        281,192       23,798         44,758       24,092        251,709
Benefit payments.........................    (600,001)      (606,140)    (344,163)      (288,681)    (979,497)    (1,145,180)
Payments on termination..................  (2,648,763)    (7,918,613)    (778,472)    (1,508,482)  (2,879,570)    (6,986,003)
Contract maintenance charge..............    (179,900)      (216,008)     (65,515)       (67,225)    (226,001)      (263,742)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (3,346,215)       106,184     (379,140)    (1,018,101)  (3,566,628)      (386,941)
                                          -----------   ------------  -----------   ------------  -----------   ------------
Increase (decrease) in net assets from
 contract transactions...................  (6,664,783)    (8,353,385)  (1,543,492)    (2,837,731)  (7,627,604)    (8,530,157)
                                          -----------   ------------  -----------   ------------  -----------   ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   6,500,199    (34,963,492)   3,060,322    (11,562,183)   5,726,246    (39,058,502)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  27,843,283     62,806,775   11,621,636     23,183,819   40,747,228     79,805,730
                                          -----------   ------------  -----------   ------------  -----------   ------------
NET ASSETS AT END OF
 PERIOD.................................. $34,343,482   $ 27,843,283  $14,681,958   $ 11,621,636  $46,473,474   $ 40,747,228
                                          ===========   ============  ===========   ============  ===========   ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,169,916      3,587,382    1,011,155      1,182,095    3,723,846      4,183,056
       Units issued......................     334,259      1,079,923      110,037         99,059      228,872        667,512
       Units redeemed....................    (984,333)    (1,497,389)    (234,981)      (269,999)    (843,648)    (1,126,722)
                                          -----------   ------------  -----------   ------------  -----------   ------------
    Units outstanding at end of
     period..............................   2,519,842      3,169,916      886,211      1,011,155    3,109,070      3,723,846
                                          ===========   ============  ===========   ============  ===========   ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                          THE UNIVERSAL INSTITUTIONAL      VAN KAMPEN LIFE            VAN KAMPEN LIFE
                                            FUNDS, INC. (CLASS II)         INVESTMENT TRUST           INVESTMENT TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  -------------------------  -------------------------
                                                VAN KAMPEN UIF
                                                   U.S. REAL
                                               ESTATE (CLASS II)          LIT CAPITAL GROWTH            LIT COMSTOCK
                                          --------------------------  -------------------------  -------------------------
                                              2009          2008          2009         2008          2009         2008
                                          ------------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    618,977  $    798,200  $  (320,260) $   (330,647) $ 1,239,358  $    717,825
Net realized gains (losses)..............  (12,864,734)   22,622,835   (2,264,622)   (1,837,373)  (3,503,709)    1,940,202
Change in unrealized gains (losses)......   24,898,064   (51,361,578)  13,534,015   (17,725,762)  11,005,018   (27,195,100)
                                          ------------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   12,652,307   (27,940,543)  10,949,133   (19,893,782)   8,740,667   (24,537,073)
                                          ------------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       68,431       272,405       28,709       268,457       76,481        51,191
Benefit payments.........................     (931,097)   (1,208,293)    (651,738)     (856,061)  (1,419,372)   (1,484,499)
Payments on termination..................   (3,184,357)   (8,209,237)  (1,634,940)   (4,587,830)  (3,019,699)   (8,901,669)
Contract maintenance charge..............     (247,036)     (310,116)     (25,973)      (28,621)     (24,276)      (29,015)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (4,583,564)   (3,536,483)  (1,099,637)   (1,504,129)  (2,060,414)   (5,643,692)
                                          ------------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................   (8,877,623)  (12,991,724)  (3,383,579)   (6,708,184)  (6,447,280)  (16,007,684)
                                          ------------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................    3,774,684   (40,932,267)   7,565,554   (26,601,966)   2,293,387   (40,544,757)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   47,539,474    88,471,741   18,810,257    45,412,223   38,124,904    78,669,661
                                          ------------  ------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 51,314,158  $ 47,539,474  $26,375,811  $ 18,810,257  $40,418,291  $ 38,124,904
                                          ============  ============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    3,316,683     3,775,593    3,875,954     4,616,891    4,330,573     5,663,574
       Units issued......................      659,868       781,237      224,345       304,861      287,123       262,657
       Units redeemed....................   (1,146,055)   (1,240,147)    (761,687)   (1,045,798)    (996,102)   (1,595,658)
                                          ------------  ------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................    2,830,496     3,316,683    3,338,612     3,875,954    3,621,594     4,330,573
                                          ============  ============  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                     VAN KAMPEN
                                               VAN KAMPEN LIFE          VAN KAMPEN LIFE           LIFE INVESTMENT
                                              INVESTMENT TRUST         INVESTMENT TRUST           TRUST (CLASS II)
                                                 SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                           ----------------------  ------------------------  -------------------------
                                                                                                    LIT CAPITAL
                                               LIT GOVERNMENT          LIT MONEY MARKET          GROWTH (CLASS II)
                                           ----------------------  ------------------------  -------------------------
                                              2009        2008       2009 (V)       2008         2009         2008
                                           ----------  ----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   49,859  $   42,175  $   (48,189) $    22,958  $  (532,609) $   (692,142)
Net realized gains (losses)...............    (10,067)    (10,048)          --           --   (1,087,895)      969,923
Change in unrealized gains (losses).......    (46,509)    (33,141)          --           --   16,603,977   (27,932,825)
                                           ----------  ----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations...............................     (6,717)     (1,014)     (48,189)      22,958   14,983,473   (27,655,044)
                                           ----------  ----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      2,827       4,490       25,128       32,583       42,388       149,184
Benefit payments..........................     (3,199)         --           --      (56,836)    (534,928)     (543,110)
Payments on termination...................   (151,222)   (207,185)  (1,383,915)  (1,664,249)  (1,831,602)   (6,723,619)
Contract maintenance charge...............       (736)       (786)      (6,797)      (7,801)    (107,115)     (117,540)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   (111,412)    (28,667)  (2,271,248)   1,978,427   (2,073,733)   (2,461,863)
                                           ----------  ----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions....................   (263,742)   (232,148)  (3,636,832)     282,124   (4,504,990)   (9,696,948)
                                           ----------  ----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (270,459)   (233,162)  (3,685,021)     305,082   10,478,483   (37,351,992)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  1,172,195   1,405,357    3,685,021    3,379,939   26,105,452    63,457,444
                                           ----------  ----------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF PERIOD............... $  901,736  $1,172,195  $        --  $ 3,685,021  $36,583,935  $ 26,105,452
                                           ==========  ==========  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     96,359     116,043      318,896      294,148    4,416,207     5,416,063
       Units issued.......................     22,463      18,809      196,744      284,643      205,261       513,990
       Units redeemed.....................    (44,511)    (38,493)    (515,640)    (259,895)    (843,117)   (1,513,846)
                                           ----------  ----------  -----------  -----------  -----------  ------------
    Units outstanding at end of period....     74,311      96,359           --      318,896    3,778,351     4,416,207
                                           ==========  ==========  ===========  ===========  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   VAN KAMPEN                  VAN KAMPEN                 VAN KAMPEN
                                                LIFE INVESTMENT             LIFE INVESTMENT            LIFE INVESTMENT
                                                TRUST (CLASS II)            TRUST (CLASS II)           TRUST (CLASS II)
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          ---------------------------  -------------------------  -------------------------
                                                                         LIT GROWTH AND INCOME        LIT MID CAP GROWTH
                                            LIT COMSTOCK (CLASS II)            (CLASS II)                 (CLASS II)
                                          ---------------------------  -------------------------  -------------------------
                                              2009           2008          2009         2008          2009         2008
                                          ------------  -------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  3,823,770  $   1,531,658  $ 1,645,256  $    318,418  $  (182,196) $   (259,356)
Net realized gains (losses)..............  (11,337,107)     7,009,730   (4,296,229)    3,115,976   (1,482,457)    5,425,218
Change in unrealized gains (losses)......   42,579,696   (104,699,949)  19,943,191   (50,606,944)   6,321,039   (14,096,010)
                                          ------------  -------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   35,066,359    (96,158,561)  17,292,218   (47,172,550)   4,656,386    (8,930,148)
                                          ------------  -------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       61,771        600,481      125,468       448,881       14,287        75,220
Benefit payments.........................   (3,746,540)    (3,911,096)  (1,954,481)   (2,639,827)    (150,466)      (56,023)
Payments on termination..................  (11,256,863)   (33,375,062)  (6,343,504)  (15,257,592)    (675,266)   (2,751,310)
Contract maintenance charge..............     (536,141)      (658,891)    (418,891)     (491,515)     (45,555)      (47,227)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (6,364,646)   (15,139,508)  (1,135,780)   (7,226,819)    (108,771)     (122,616)
                                          ------------  -------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (21,842,419)   (52,484,076)  (9,727,188)  (25,166,872)    (965,771)   (2,901,956)
                                          ------------  -------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   13,223,940   (148,642,637)   7,565,030   (72,339,422)   3,690,615   (11,832,104)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  149,245,690    297,888,327   84,836,686   157,176,108    9,250,198    21,082,302
                                          ------------  -------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $162,469,630  $ 149,245,690  $92,401,716  $ 84,836,686  $12,940,813  $  9,250,198
                                          ============  =============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   16,334,172     20,552,912    7,078,488     8,749,257    1,132,497     1,352,937
       Units issued......................      915,827      1,382,696      681,845       678,700      127,131       177,557
       Units redeemed....................   (3,169,248)    (5,601,436)  (1,444,987)   (2,349,469)    (228,779)     (397,997)
                                          ------------  -------------  -----------  ------------  -----------  ------------
    Units outstanding at end of period...   14,080,751     16,334,172    6,315,346     7,078,488    1,030,849     1,132,497
                                          ============  =============  ===========  ============  ===========  ============

--------
(v)For the period beginning January 1, 2009 and ended December 18, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                          VAN KAMPEN
                                                                       LIFE INVESTMENT
                                                                       TRUST (CLASS II)
                                                                         SUB-ACCOUNT
                                                                  -------------------------
                                                                          LIT MONEY
                                                                      MARKET (CLASS II)
                                                                  -------------------------
                                                                    2009 (V)        2008
                                                                  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)..................................... $   (492,553) $    57,700
Net realized gains (losses)......................................           --           --
Change in unrealized gains (losses)..............................           --           --
                                                                  ------------  -----------
Increase (decrease) in net assets from operations................     (492,553)      57,700
                                                                  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits.........................................................       34,543      495,967
Benefit payments.................................................     (785,869)  (1,533,306)
Payments on termination..........................................   (8,666,083)  (7,804,928)
Contract maintenance charge......................................     (155,167)    (156,284)
Transfers among the sub-accounts and with the Fixed Account--net.  (25,165,760)  11,383,305
                                                                  ------------  -----------
Increase (decrease) in net assets from contract transactions.....  (34,738,336)   2,384,754
                                                                  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS................................  (35,230,889)   2,442,454
NET ASSETS AT BEGINNING OF PERIOD................................   35,230,889   32,788,435
                                                                  ------------  -----------
NET ASSETS AT END OF PERIOD...................................... $         --  $35,230,889
                                                                  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....................    3,347,861    3,117,995
       Units issued..............................................    1,442,010    2,857,851
       Units redeemed............................................   (4,789,871)  (2,627,985)
                                                                  ------------  -----------
    Units outstanding at end of period...........................           --    3,347,861
                                                                  ============  ===========

--------
(v)For the period beginning January 1, 2009 and ended December 18, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION

   Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate Life"). The assets of the Account are legally segregated from those of Allstate Life. Allstate Life is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   On June 1, 2006, Allstate Life completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate Life's contractual obligations to the contractholders. Allstate Life continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate Life. Allstate Life issues the following variable annuity contracts through the Account (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the
Account:

   Products marked with a "(C)" are closed to new contractholders but continue to accept deposits from existing contractholders.

    . AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal) (C)
    .  AIM Lifetime Enhanced Choice/SM/ Variable Annuity (C)
    .  AIM Lifetime Plus/SM/ Variable Annuity (C)
    .  AIM Lifetime Plus/SM/ II Variable Annuity (C)
    .  Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
    .  Allstate Advisor (STI) Variable Annuity (Base and Preferred) (C)
    .  Allstate Personal Retirement Manager (C)
    .  Allstate Provider Variable Annuity (C)
    .  Allstate Provider Variable Annuity Series (Advantage, Extra, and Ultra)
       (C)
    .  Allstate Retirement Access VA B Series
    .  Allstate Retirement Access VA L Series
    .  Allstate Retirement Access VA X Series
    .  Allstate Variable Annuity (Base and L-Share) (C)
    .  Morgan Stanley Variable Annuity (C)
    .  Morgan Stanley Variable Annuity II (C)
    .  Morgan Stanley Variable Annuity II Asset Manager (C)
    .  Morgan Stanley Variable Annuity 3 (C)
    .  Morgan Stanley Variable Annuity 3 AssetManager (C)
    .  Preferred Client Variable Annuity (C)
    .  Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, Apex)
       (C)
    .  Scudder Horizon Advantage Variable Annuity (C)
    .  SelectDirections Variable Annuity (C)
    .  STI Classic Variable Annuity (C)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Absent any Contract provisions wherein Allstate Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

ADVANCED SERIES TRUST                                  ADVANCED SERIES TRUST (CONTINUED)
    AST Academic Strategies Asset Allocation               AST JPMorgan International Equity
    AST Advanced Strategies                                AST Large-Cap Value
    AST Aggressive Asset Allocation                        AST Lord Abbett Bond Debenture
    AST AllianceBernstein Core Value                       AST Marsico Capital Growth
    AST AllianceBernstein Growth & Income                  AST MFS Global Equity
    AST American Century Income & Growth                   AST MFS Growth
    AST Balanced Asset Allocation                          AST Mid-Cap Value
    AST Bond Portfolio 2018 (For the period                AST Money Market
       beginning January 28, 2008 and ended                AST Neuberger Berman/LSV Mid-Cap Value
       December 31, 2009)                                  AST Neuberger Berman Mid-Cap Growth
    AST Bond Portfolio 2019 (For the period                AST Neuberger Berman Small-Cap Growth
       beginning January 28, 2008 and ended                AST Niemann Capital Growth Asset Allocation
       December 31, 2009)                                  AST Parametric Emerging Markets Equity (For
    AST Bond Portfolio 2020 (For the period                   period beginning July 21, 2008, and ended
       beginning January 2, 2009 and ended                    December 31, 2009)
       December 31, 2009)                                  AST PIMCO Limited Maturity Bond
    AST Capital Growth Asset Allocation                    AST PIMCO Total Return Bond
    AST CLS Growth Asset Allocation                        AST Preservation Asset Allocation
    AST CLS Moderate Asset Allocation                      AST QMA US Equity Alpha
    AST Cohen & Steers Realty                              AST Schroders Multi-Asset World Strategies
    AST DeAm Large-Cap Value                               AST Small-Cap Growth
    AST DeAm Small-Cap Value (For the period               AST Small-Cap Value
       beginning January 1, 2008 and ended July 18,        AST T. Rowe Price Asset Allocation
       2008)                                               AST T. Rowe Price Global Bond
    AST Federated Aggressive Growth                        AST T. Rowe Price Large-Cap Growth
    AST First Trust Balanced Target                        AST T. Rowe Price Natural Resources
    AST First Trust Capital Appreciation Target            AST UBS Dynamic Alpha
    AST Focus Four Plus Portfolio (For the period          AST Western Assets Core Plus Bond*
       beginning July 21, 2008 and ended
       November 13, 2009)                              AIM VARIABLE INSURANCE FUNDS
    AST Global Real Estate (For the period beginning       AIM V. I. Basic Balanced
       July 21, 2008 and ended December 31, 2009)          AIM V. I. Basic Value
    AST Goldman Sachs Concentrated Growth                  AIM V. I. Capital Appreciation
    AST Goldman Sachs Mid-Cap Growth                       AIM V. I. Capital Development
    AST Goldman Sachs Small-Cap Value                      AIM V. I. Core Equity
    AST High Yield                                         AIM V. I. Diversified Income
    AST Horizon Growth Asset Allocation                    AIM V. I. Government Securities
    AST Horizon Moderate Asset Allocation                  AIM V. I. High Yield
    AST International Growth                               AIM V. I. International Growth
    AST International Value                                AIM V. I. Large Cap Growth
    AST Investment Grade Bond (For the period              AIM V. I. Mid Cap Core Equity
       beginning January 28, 2008 and ended                AIM V. I. Money Market
       December 31, 2009)                                  AIM V. I. Technology
                                                           AIM V. I. Utilities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS SERIES II              FEDERATED INSURANCE SERIES
    AIM V. I. Basic Balanced II                         Federated Prime Money Fund II
    AIM V. I. Basic Value II
    AIM V. I. Capital Appreciation II               FIDELITY VARIABLE INSURANCE PRODUCTS FUND
    AIM V. I. Capital Development II                    VIP Contrafund
    AIM V. I. Core Equity II                            VIP Equity-Income
    AIM V. I. Diversified Income II                     VIP Growth
    AIM V. I. Government Securities II                  VIP High Income
    AIM V. I. High Yield II                             VIP Index 500
    AIM V. I. International Growth II                   VIP Investment Grade Bond
    AIM V. I. Large Cap Growth II                       VIP Overseas
    AIM V. I. Mid Cap Core Equity II
    AIM V. I. Money Market II                       FIDELITY VARIABLE INSURANCE PRODUCTS FUND
    AIM V. I. Technology II                         (SERVICE CLASS 2)
    AIM V. I. Utilities II                              VIP Asset Manager Growth (Service Class 2)
                                                        VIP Contrafund (Service Class 2)
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND          VIP Equity-Income (Service Class 2)
    AllianceBernstein VPS Growth                        VIP Freedom 2010 Portfolio (Service Class 2)
    AllianceBernstein VPS Growth & Income               VIP Freedom 2020 Portfolio (Service Class 2)
    AllianceBernstein VPS International Value           VIP Freedom 2030 Portfolio (Service Class 2)
    AllianceBernstein VPS Large Cap Growth              VIP Freedom Income Portfolio (Service Class 2)
    AllianceBernstein VPS Small/Mid Cap Value           VIP Growth & Income (Service Class 2)
    AllianceBernstein VPS Utility Income (For the       VIP Growth (Service Class 2)
       period beginning January 1, 2009 and ended       VIP Growth Stock Portfolio (Service Class 2)
       September 25, 2009)                                 (Previously known as VIP Freedom Growth
    AllianceBernstein VPS Value                            Stock Portfolio (Service Class 2))
                                                        VIP High Income (Service Class 2)
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.              VIP Index 500 (Service Class 2)
    American Century VP Balanced                        VIP Investment Grade Bond (Service Class 2)
                                                        VIP MidCap (Service Class 2)
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.          VIP Money Market (Service Class 2)
    Dreyfus Socially Responsible Growth Fund            VIP Overseas (Service Class 2)

DREYFUS STOCK INDEX FUND                            FRANKLIN TEMPLETON VARIABLE INSURANCE
    Dreyfus Stock Index Fund                        PRODUCTS TRUST
                                                        Franklin Flex Cap Growth Securities
DREYFUS VARIABLE INVESTMENT FUND                        Franklin Growth and Income Securities
    VIF Growth & Income                                 Franklin High Income Securities
    VIF Money Market                                    Franklin Income Securities
                                                        Franklin Large Cap Growth Securities
DWS VARIABLE SERIES I                                   Franklin Small Cap Value Securities
    DWS Bond VIP A                                      Franklin Small-Mid Cap Growth Securities
    DWS Capital Growth VIP A                            Franklin U.S. Government
    DWS Global Opportunities VIP A                      Mutual Global Discovery Securities (Previously
    DWS Growth and Income VIP A                            known as Mutual Discovery Securities)
    DWS International VIP A                             Mutual Shares Securities
                                                        Templeton Developing Markets Securities
DWS VARIABLE SERIES II                                  Templeton Foreign Securities
    DWS Balanced VIP A II                               Templeton Global Bond Securities (Previously
    DWS Money Market VIP A II                              known as Templeton Global Income
    DWS Small Cap Growth VIP A II                          Securities)

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS          MFS VARIABLE INSURANCE TRUST (CONTINUED)
TRUST (CONTINUED)                                           MFS Investors Trust
    Templeton Growth Securities                             MFS New Discovery
    Franklin Templeton VIP Founding Funds                   MFS Research
       Allocation (For the period beginning May 1,          MFS Research Bond
       2008 and ended December 31, 2009)                    MFS Utilities

GOLDMAN SACHS VARIABLE INSURANCE TRUST                  MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)
    VIT Capital Growth                                      MFS Growth (Service Class)
    VIT Growth and Income                                   MFS Investors Trust (Service Class)
    VIT Mid Cap Value                                       MFS New Discovery (Service Class)
    VIT Strategic International Equity                      MFS Research (Service Class)
    VIT Structured Small Cap Equity                         MFS Utilities (Service Class)
    VIT Structured U. S. Equity
                                                        MORGAN STANLEY VARIABLE INVESTMENT SERIES
JANUS ASPEN SERIES                                          Aggressive Equity
    Forty Portfolio                                         Capital Opportunities
                                                            Dividend Growth
JANUS ASPEN SERIES (SERVICE SHARES)                         European Equity
    Foreign Stock (Service Shares) (On April 30, 2008       Global Advantage (For the period beginning
       Foreign Stock (Service Shares) merged into              January 1, 2009 and ended April 24, 2009)
       International Growth (Service Shares)) (For          Global Dividend Growth
       the period beginning January 1, 2008 and             High Yield
       ended April 29, 2008)                                Income Builder
    Overseas (Service Shares) (Previously known as          Income Plus
       International Growth (Service Shares) For the        Limited Duration
       period beginning January 1, 2008 and ended           Money Market
       December 31, 2009)                                   S&P 500 Index
                                                            Strategist
LAZARD RETIREMENT SERIES, INC.                              Utilities
    Emerging Markets Equity
                                                        MORGAN STANLEY VARIABLE INVESTMENT SERIES
LEGG MASON VARIABLE INCOME TRUST                        (CLASS Y SHARES)
    Legg Mason ClearBridge Variable Fundamental             Aggressive Equity (Class Y Shares)
       Value Portfolio I (Previously known as Legg          Capital Opportunities (Class Y Shares)
       Mason Variable Fundamental Value Portfolio)          Dividend Growth (Class Y Shares)
                                                            European Equity (Class Y Shares)
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC              Global Advantage (Class Y Shares) (For the
    Legg Mason ClearBridge Variable Investors                  period beginning January 1, 2009 and ended
       Portfolio I (Previously known as Legg Mason             April 24, 2009)
       Variable Investors Portfolio I)                      Global Dividend Growth (Class Y Shares)
                                                            High Yield (Class Y Shares)
LORD ABBETT SERIES FUND                                     Income Builder (Class Y Shares)
    All Value                                               Income Plus (Class Y Shares)
    Bond-Debenture                                          Limited Duration (Class Y Shares)
    Growth and Income                                       Money Market (Class Y Shares)
    Growth Opportunities                                    S&P 500 Index (Class Y Shares)
    Mid-Cap Value                                           Strategist (Class Y Shares)
                                                            Utilities (Class Y Shares)
MFS VARIABLE INSURANCE TRUST
    MFS Growth
    MFS High Income

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NEUBERGER & BERMAN ADVISORS MANAGEMENT TRUST   PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
    AMT Mid-Cap Growth*                            PIMCO VIT RealReturn (Advisor Shares)
    AMT Partners                                   PIMCO VIT Total Return (Advisor Shares)

OPPENHEIMER VARIABLE ACCOUNT FUNDS             PREMIER VARIABLE INSURANCE TRUST
    Oppenheimer Balanced                           OpCap Balanced (For the period beginning
    Oppenheimer Capital Appreciation                  January 1, 2009 and ended April 24, 2009)
    Oppenheimer Core Bond                          NACM Small Cap Portfolio Class I (Previously
    Oppenheimer Global Securities                     known as NACM Small Cap)*
    Oppenheimer High Income
    Oppenheimer Main Street                    PUTNAM VARIABLE TRUST
    Oppenheimer Main Street Small Cap              VT American Government Income
    Oppenheimer MidCap Fund                        VT Capital Appreciation (For the period
    Oppenheimer Strategic Bond                        beginning January 1, 2009 and ended
                                                      February 12, 2009) (On February 13, 2009,
OPPENHEIMER VARIABLE ACCOUNT FUNDS                    VT Capital Appreciation merged into
(SERVICE SHARES ("SS"))                               VT Investors)
    Oppenheimer Balanced (SS)                      VT Capital Opportunities
    Oppenheimer Capital Appreciation (SS)          VT Discovery Growth (For the period beginning
    Oppenheimer Core Bond (SS)                        January 1, 2009 and ended February 12,
    Oppenheimer Global Securities (SS)                2009) (On February 13, 2009,
    Oppenheimer High Income (SS)                      VT Discovery Growth merged into
    Oppenheimer Main Street (SS)                      VT New Opportunities)
    Oppenheimer Main Street                        VT Diversified Income
       Small Cap (SS)                              VT Equity Income
    Oppenheimer Midcap Fund (SS)                   VT The George Putnam Fund of Boston
    Oppenheimer Strategic Bond (SS)                VT Global Asset Allocation
                                                   VT Global Equity
PROFUNDS VP                                        VT Global Health Care (Previously known as
    ProFund VP Consumer Services*                     VT Health Sciences)
    ProFund VP Consumer Goods Portfolio*           VT Global Utilities (Previously known as
    ProFund VP Financials*                            VT Utilities Growth and Income)
    ProFund VP Health Care*                        VT Growth and Income
    ProFund VP Industrials*                        VT Growth Opportunities
    ProFund VP Mid-Cap Growth*                     VT High Yield
    ProFund VP Mid-Cap Value                       VT Income
    ProFund VP Real Estate*                        VT International Equity
    ProFund VP Small-Cap Growth*                   VT International Growth and Income
    ProFund VP Small-Cap Value*                    VT International New Opportunities
    ProFund VP Telecommunications*                 VT Investors
    ProFund VP Utilities                           VT Mid Cap Value
    ProFund VP Large-Cap Growth*                   VT Money Market
    ProFund VP Large-Cap Value                     VT New Opportunities
                                                   VT New Value (For the period beginning
PIMCO VARIABLE INSURANCE TRUST                        January 1, 2009 and ended February 12,
    Foreign Bond (US Dollar Hedged)                   2009) (On February 13, 2009, VT New
    Money Market                                      Value merged into VT Equity Income)
    PIMCO Total Return
    PIMCO VIT Commodity Real Return Strategy
    PIMCO VIT Emerging Markets Bond
       (Advisor Shares)

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST (CONTINUED)                    THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS II)
    VT OTC & Emerging Growth (For the period             Van Kampen UIF Capital Growth (Class II)
       beginning January 1, 2009 and ended               Van Kampen UIF Emerging Markets Debt
       February 12, 2009) (On February 13, 2009,            (Class II)
       VT OTC & Emerging Growth merged into              Van Kampen UIF Emerging Markets Equity
       VT Vista)                                            (Class II)
    VT Research                                          Van Kampen UIF Equity and Income (Class II)
    VT Small Cap Value                                   Van Kampen UIF Global Franchise (Class II)
    VT Vista                                             Van Kampen UIF Int'l Growth Equity (Class II)
    VT Voyager                                           Van Kampen UIF Mid Cap Growth (Class II)
                                                         Van Kampen UIF Small Company Growth
RIDGEWORTH VARIABLE TRUST (FOR THE PERIOD                   (Class II)
BEGINNING JANUARY 1, 2009 AND ENDED APRIL 24, 2009)      Van Kampen UIF U.S. Mid Cap Value (Class II)
    RidgeWorth Large Cap Core Equity                     Van Kampen UIF U.S. Real Estate (Class II)
    RidgeWorth Large Cap Growth Stock
    RidgeWorth Large Cap Value Equity                VAN KAMPEN LIFE INVESTMENT TRUST
    RidgeWorth Mid-Cap Core Equity Fund                  LIT Capital Growth
    RidgeWorth Small Cap Value Equity                    LIT Comstock
                                                         LIT Government
RYDEX VARIABLE TRUST                                     LIT Money Market (For the period beginning
    Rydex VT Nasdaq 100 Strategy Fund*                      January 1, 2009 and ended December 18,
                                                            2009)
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    Van Kampen UIF Capital Growth                    VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
    Van Kampen UIF Core Plus Fixed Income                LIT Capital Growth (Class II)
    Van Kampen UIF Emerging Markets Equity               LIT Comstock (Class II)
    Van Kampen UIF Global Value Equity                   LIT Growth and Income (Class II)
    Van Kampen UIF High Yield                            LIT MidCap Growth (Class II)
    Van Kampen UIF International Magnum                  LIT Money Market (Class II) (For the period
    Van Kampen UIF Mid Cap Growth                           beginning January 1, 2009 and ended
    Van Kampen UIF U.S. Mid Cap Value                       December 18, 2009)
    Van Kampen UIF U.S. Real Estate
    Van Kampen UIF Value

--------
*  Fund was available, but had no assets at December 31, 2009

   The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the fixed account ("Fixed Account") in which the contractholders earn a fixed rate of return.

   A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

   Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to, and may in fact be modeled after, publicly traded mutual funds, the

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   INVESTMENTS--Investments consist of shares of the Funds and are stated at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

   FAIR VALUE OF FINANCIAL ASSETS--The Financial Accounting Standards Board ("FASB") guidance on fair value measurements and disclosures establishes a fair value measurement framework, provides a single definition of fair value and requires expanded disclosure summarizing fair value measurements. This guidance provides a three-level hierarchy based on the inputs used in the valuation process. The level in the fair values hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

   Observable inputs are those used by market participants in valuing financial instruments that are developed based on market data obtained from independent sources. The Account uses prices that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices may be reduced. This condition could cause an instrument to be reclassified from Level 1 to Level 2, or from Level 2 to Level 3.

   Financial assets recorded on the Statements of Net Assets at fair value as of December 31, 2009 comprise investments and are categorized in the fair value hierarchy based on the reliability of inputs to the valuation techniques as follows:

   LEVEL 1: Financial assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

   LEVEL 2: Financial assets whose values are based on the following:
          a) Quoted prices for similar assets in active markets;
          b) Quoted prices for identical or similar assets in non-active markets.

   LEVEL 3: Financial assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the financial assets.

   All investments during the respective periods consist of shares of the Funds that have daily quoted net asset values for identical assets that the Account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds' managers.

   CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate Life and may result in additional amounts being transferred into the Account by Allstate Life to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate Life but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate Life. A payable is established for amounts payable to Allstate Life from the sub-accounts but not yet paid.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   DIVIDENDS--Dividends declared by the Funds are recognized on the ex-dividend date.

   NET REALIZED GAINS AND LOSSES--Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

   FEDERAL INCOME TAXES--The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The operations of the Account are included in the tax return of Allstate Life. Allstate Life is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

   The Account had no liability for unrecognized tax benefits at December 31, 2009 and there was no activity related to unrecognized tax benefits during the year. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next 12 months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

   USE OF ESTIMATES--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

3.  EXPENSES

   MORTALITY AND EXPENSE RISK CHARGE--Allstate Life assumes mortality and expense risks, related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate Life guarantees that the amount of this charge will not increase over the life of the Contracts. At the contractholder's discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.

   ADMINISTRATIVE EXPENSE CHARGE--Allstate Life deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values.

   CONTRACT MAINTENANCE CHARGE--Allstate Life deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate Life deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as redemption of units.

   WITHDRAWAL CHARGE--In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.5%-9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate Life.

4.  PURCHASES OF INVESTMENTS

   The cost of purchases of investments for the year ended December 31, 2009 were as follows:

                                                               PURCHASES
                                                              -----------
      Investments in the Advanced Series Trust Sub-Accounts:
         AST Academic Strategies Asset Allocation............ $ 2,636,241
         AST Advanced Strategies.............................   1,308,401
         AST Aggressive Asset Allocation.....................      29,553
         AST AllianceBernstein Core Value....................      26,657
         AST AllianceBernstein Growth & Income...............         619
         AST American Century Income & Growth................       4,006
         AST Balanced Asset Allocation.......................   5,686,853
         AST Bond Portfolio 2018.............................   1,050,781
         AST Bond Portfolio 2019.............................     771,048
         AST Bond Portfolio 2020 (a).........................       4,140
         AST Capital Growth Asset Allocation.................   2,857,684
         AST CLS Growth Asset Allocation.....................     150,669
         AST CLS Moderate Asset Allocation...................     954,038
         AST Cohen & Steers Realty...........................       3,014
         AST DeAm Large-Cap Value............................       2,950
         AST Federated Aggressive Growth.....................       2,395
         AST First Trust Balanced Target.....................   2,052,991
         AST First Trust Capital Appreciation Target.........   6,601,239
         AST Focus Four Plus (b).............................      20,487
         AST Global Real Estate..............................         890
         AST Goldman Sachs Concentrated Growth...............       6,752
         AST Goldman Sachs Mid-Cap Growth....................       3,400
         AST Goldman Sachs Small-Cap Value...................          30
         AST High Yield......................................      16,863
         AST Horizon Growth Asset Allocation.................      88,800
         AST Horizon Moderate Asset Allocation...............     324,144
         AST International Growth............................       8,637
         AST International Value.............................       4,286
         AST Investment Grade Bond...........................  12,229,224
         AST JPMorgan International Equity...................      20,641
         AST Large-Cap Value.................................         186

--------
(a)For the period beginning January 2, 2009 and ended December 31, 2009
(b)For the period beginning January 1, 2009 and ended November 13, 2009

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                     PURCHASES
                                                                     ----------
 Investments in the Advanced Series Trust Sub-Accounts (continued):
    AST Lord Abbett Bond-Debenture.................................. $   22,987
    AST Marsico Capital Growth......................................     21,636
    AST MFS Global Equity...........................................      4,492
    AST MFS Growth..................................................      6,459
    AST Mid-Cap Value...............................................     16,766
    AST Money Market................................................  1,763,668
    AST Neuberger Berman/LSV Mid-Cap Value..........................      4,390
    AST Neuberger Berman Mid-Cap Growth.............................      3,787
    AST Neuberger Berman Small-Cap Growth...........................      1,643
    AST Niemann Capital Growth Asset Allocation.....................    204,090
    AST Parametric Emerging Markets Equity..........................     24,059
    AST PIMCO Limited Maturity Bond.................................     82,321
    AST PIMCO Total Return Bond.....................................    370,693
    AST Preservation Asset Allocation...............................  6,091,611
    AST QMA US Equity Alpha.........................................     10,673
    AST Schroders Multi-Asset World Strategies......................    749,516
    AST Small-Cap Growth............................................      2,359
    AST Small-Cap Value.............................................     13,232
    AST T. Rowe Price Asset Allocation..............................  2,552,027
    AST T. Rowe Price Global Bond...................................     59,206
    AST T. Rowe Price Large-Cap Growth..............................      9,329
    AST T. Rowe Price Natural Resources.............................     72,238
    AST UBS Dynamic Alpha...........................................  2,974,391
    AST Western Asset Core Plus Bond (c)............................        168
    Franklin Templeton VIP Founding Funds Allocation................  2,387,665
    ProFund VP Financials (d).......................................      2,778
    ProFund VP Health Care (d)......................................      2,778
    ProFund VP Large-Cap Value (e)..................................    381,424
    ProFund VP Mid-Cap Value (d)....................................      2,321
    ProFund VP Telecommunications (d)...............................      2,778
    ProFund VP Utilities (f)........................................     27,150

 Investments in the AIM Variable Insurance Funds Sub-Accounts:
    AIM V. I. Basic Balanced........................................  2,677,734
    AIM V. I. Basic Value...........................................    578,348
    AIM V. I. Capital Appreciation..................................  1,926,717
    AIM V. I. Capital Development...................................    415,207
    AIM V. I. Core Equity...........................................  3,465,695
    AIM V. I. Diversified Income....................................  2,662,305
    AIM V. I. Government Securities.................................  4,224,386
    AIM V. I. High Yield............................................    963,599

--------
(c)For the period beginning January 7, 2009 and ended December 31, 2009
(d)For the period beginning February 27, 2009 and ended December 31, 2009
(e)For the period beginning July 10, 2009 and ended December 31, 2009
(f)For the period beginning March 06, 2009 and ended December 31, 2009

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                 PURCHASES
                                                                                 ----------
Investments in the AIM Variable Insurance Funds Sub-Accounts (continued):
   AIM V. I. International Growth............................................... $1,482,488
   AIM V. I. Large Cap Growth...................................................    679,496
   AIM V. I. Mid Cap Core Equity................................................  2,481,217
   AIM V. I. Money Market.......................................................  6,435,730
   AIM V. I. Technology.........................................................    614,077
   AIM V. I. Utilities..........................................................    589,075

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
   AIM V. I. Basic Balanced II..................................................     41,505
   AIM V. I. Basic Value II.....................................................    589,187
   AIM V. I. Capital Appreciation II............................................     79,767
   AIM V. I. Capital Development II.............................................        953
   AIM V. I. Core Equity II.....................................................    250,401
   AIM V. I. Diversified Income II..............................................     32,191
   AIM V. I. Government Securities II...........................................    126,297
   AIM V. I. High Yield II......................................................     35,189
   AIM V. I. International Growth II............................................     76,932
   AIM V. I. Large Cap Growth II................................................      1,427
   AIM V. I. Mid Cap Core Equity II.............................................    317,705
   AIM V. I. Money Market II....................................................     53,097
   AIM V. I. Technology II......................................................         43
   AIM V. I. Utilities II.......................................................     23,945

Investments in the AllianceBernstein Variable Product Series Fund Sub-Accounts:
   AllianceBernstein VPS Growth.................................................  1,420,218
   AllianceBernstein VPS Growth & Income........................................  3,449,761
   AllianceBernstein VPS International Value....................................  2,239,212
   AllianceBernstein VPS Large Cap Growth.......................................    866,011
   AllianceBernstein VPS Small/Mid Cap Value....................................  1,467,155
   AllianceBernstein VPS Utility Income (g).....................................    419,673
   AllianceBernstein VPS Value..................................................    425,711

Investments in the American Century Variable Portfolios, Inc Sub-Accounts:
   American Century VP Balanced.................................................        966

Investments in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Accounts:
   Dreyfus Socially Responsible Growth Fund.....................................      3,439

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
   Dreyfus Stock Index Fund.....................................................     71,734

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
   VIF Growth & Income..........................................................      1,488
   VIF Money Market.............................................................  2,198,239

--------
(g)For the period beginning January 1, 2009 and ended September 25, 2009

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                               PURCHASES
                                                                                              -----------
Investments in the DWS Variable Series I Sub-Accounts:
   DWS Bond VIP A............................................................................ $    63,547
   DWS Capital Growth VIP A..................................................................     113,988
   DWS Global Opportunities VIP A............................................................     104,460
   DWS Growth and Income VIP A...............................................................      13,167
   DWS International VIP A...................................................................      25,692

Investments in the DWS Variable Series II Sub-Accounts:
   DWS Balanced VIP A II.....................................................................      83,652
   DWS Money Market VIP A II.................................................................      83,258
   DWS Small Cap Growth VIP A II.............................................................       5,268

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Prime Money Fund II.............................................................  15,247,517

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Contrafund............................................................................     706,913
   VIP Equity-Income.........................................................................     214,293
   VIP Growth................................................................................     276,056
   VIP High Income...........................................................................     146,676
   VIP Index 500.............................................................................     882,921
   VIP Investment Grade Bond.................................................................     512,512
   VIP Overseas..............................................................................     141,887

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)................................................      24,135
   VIP Contrafund (Service Class 2)..........................................................   7,015,421
   VIP Equity-Income (Service Class 2).......................................................      40,469
   VIP Freedom 2010 Portfolio (Service Class 2)..............................................   2,398,358
   VIP Freedom 2020 Portfolio (Service Class 2)..............................................   2,454,447
   VIP Freedom 2030 Portfolio (Service Class 2)..............................................     787,033
   VIP Freedom Income Portfolio (Service Class 2)............................................   1,752,251
   VIP Growth & Income (Service Class 2).....................................................     916,834
   VIP Growth (Service Class 2)..............................................................      11,122
   VIP Growth Stock (Service Class 2)........................................................     266,749
   VIP High Income (Service Class 2).........................................................   1,519,526
   VIP Index 500 (Service Class 2)...........................................................   2,086,990
   VIP Investment Grade Bond (Service Class 2)...............................................         686
   VIP Mid Cap (Service Class 2).............................................................   1,996,059
   VIP Money Market (Service Class 2)........................................................  16,167,234
   VIP Overseas (Service Class 2)............................................................       3,522

Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts:
   Franklin Flex Cap Growth Securities.......................................................     410,585
   Franklin Growth and Income Securities.....................................................   4,205,770
   Franklin High Income Securities...........................................................   3,544,736
   Franklin Income Securities................................................................  25,569,126
   Franklin Large Cap Growth Securities......................................................   2,732,657

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                       PURCHASES
                                                                                      -----------
Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts
  (continued):
   Franklin Small Cap Value Securities............................................... $ 4,532,257
   Franklin Small Mid-Cap Growth Securities..........................................     171,383
   Franklin U.S. Government..........................................................  16,943,113
   Mutual Global Discovery Securities (h)............................................   3,878,948
   Mutual Shares Securities..........................................................   7,483,780
   Templeton Developing Markets Securities...........................................   4,318,581
   Templeton Foreign Securities......................................................  17,752,239
   Templeton Global Bond Securities (i)..............................................   1,943,618
   Templeton Growth Securities.......................................................      78,132

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Capital Growth................................................................         121
   VIT Growth and Income.............................................................     929,168
   VIT Mid Cap Value.................................................................     266,115
   VIT Strategic International Equity................................................       2,058
   VIT Structured Small Cap Equity...................................................     684,545
   VIT Structured U.S. Equity Fund...................................................     707,925

Investments in the Janus Aspen Series Sub-Accounts:
   Forty Portfolio...................................................................          10

Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
   Overseas (Service Shares) (j).....................................................       1,031

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets Equity...........................................................          21

Investments in the Legg Mason Partners Variable Income Trust Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental Value Portfolio--Class I (k)..........          80

Investments in the Legg Mason Partners Variable Portfolios I, Inc Sub-Accounts:
   Legg Mason ClearBridge Variable Investors Portfolio--Class I (l)..................         181

Investments in the Lord Abbett Series Fund Sub-Accounts:
   All Value.........................................................................   1,122,357
   Bond-Debenture....................................................................  11,888,765
   Growth and Income.................................................................   1,161,305
   Growth Opportunities..............................................................     741,233
   Mid-Cap Value.....................................................................   1,179,718

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth........................................................................      76,992
   MFS High Income...................................................................      68,065
   MFS Investors Trust...............................................................      84,023

--------
(h)Previously known as Mutual Discovery Securities
(i)Previously known as Templeton Global Income Securities
(l)Previously known as Legg Mason Variable Investors Portfolio I
(j)Previously known as International Growth (Service Shares)
(k)Previously known as Legg Mason Variable Fundamental Value Portfolio

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                              PURCHASES
                                                                                             -----------
Investments in the MFS Variable Insurance Trust Sub-Accounts (continued):
   MFS New Discovery........................................................................ $   188,870
   MFS Research.............................................................................      30,048
   MFS Research Bond........................................................................     142,886
   MFS Utilities............................................................................     106,514

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS Growth (Service Class)...............................................................      27,300
   MFS Investors Trust (Service Class)......................................................       5,310
   MFS New Discovery (Service Class)........................................................      12,461
   MFS Research (Service Class).............................................................      14,567
   MFS Utilities (Service Class)............................................................     196,531

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
   Aggressive Equity........................................................................     468,899
   Capital Opportunities....................................................................   1,127,237
   Dividend Growth..........................................................................   3,662,261
   European Equity..........................................................................   4,979,732
   Global Advantage (m).....................................................................     104,257
   Global Dividend Growth...................................................................   3,022,686
   High Yield...............................................................................   1,763,380
   Income Builder...........................................................................   1,006,370
   Income Plus..............................................................................   7,829,748
   Limited Duration.........................................................................   3,376,390
   Money Market.............................................................................  15,760,267
   S&P 500 Index............................................................................   2,872,810
   Strategist...............................................................................   5,468,949
   Utilities................................................................................  21,270,658

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts:
   Aggressive Equity (Class Y Shares).......................................................     272,772
   Capital Opportunities (Class Y Shares)...................................................     783,821
   Dividend Growth (Class Y Shares).........................................................   1,605,276
   European Equity (Class Y Shares).........................................................   1,605,275
   Global Advantage (Class Y Shares) (m)....................................................      54,366
   Global Dividend Growth (Class Y Shares)..................................................   2,441,285
   High Yield (Class Y Shares)..............................................................   1,689,857
   Income Builder (Class Y Shares)..........................................................     896,163
   Income Plus (Class Y Shares).............................................................  14,266,768
   Limited Duration (Class Y Shares)........................................................   7,296,871
   Money Market (Class Y Shares)............................................................  23,660,618
   S&P 500 Index (Class Y Shares)...........................................................   7,205,334
   Strategist (Class Y Shares)..............................................................   5,789,872
   Utilities (Class Y Shares)...............................................................   6,924,793

Investments in the Neuberger & Berman Advisors Management Trust Sub-Accounts:
   AMT Partners.............................................................................       3,661

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                              PURCHASES
                                                                                             -----------
Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
   Oppenheimer Balanced..................................................................... $   450,165
   Oppenheimer Capital Appreciation.........................................................     171,755
   Oppenheimer Core Bond....................................................................     217,888
   Oppenheimer Global Securities............................................................     347,227
   Oppenheimer High Income..................................................................      75,287
   Oppenheimer Main Street..................................................................     188,634
   Oppenheimer Main Street Small Cap........................................................     195,989
   Oppenheimer MidCap Fund..................................................................     125,903
   Oppenheimer Strategic Bond...............................................................     615,665

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS")) Sub-Accounts:
   Oppenheimer Balanced (SS)................................................................     938,681
   Oppenheimer Capital Appreciation (SS)....................................................   1,015,905
   Oppenheimer Core Bond (SS)...............................................................   5,890,686
   Oppenheimer Global Securities (SS).......................................................   1,889,651
   Oppenheimer High Income (SS).............................................................   2,003,407
   Oppenheimer Main Street (SS).............................................................   2,712,625
   Oppenheimer Main Street Small Cap (SS)...................................................   1,611,272
   Oppenheimer MidCap Fund (SS).............................................................     423,993
   Oppenheimer Strategic Bond (SS)..........................................................   6,222,190

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond (US Dollar-Hedged)..........................................................         489
   Money Market.............................................................................       5,756
   PIMCO Total Return.......................................................................         248
   PIMCO VIT Commodity RealReturn Strategy..................................................   1,807,702
   PIMCO VIT Emerging Markets Bond (Advisor Shares).........................................     724,253
   PIMCO VIT Real Return (Advisor Shares)...................................................   3,498,507
   PIMCO VIT Total Return (Advisor Shares)..................................................  15,344,836

Investments in the Premier VIT Sub-Accounts:
   OpCap Balanced (m).......................................................................         270

Investments in the Putnam Variable Trust Sub-Accounts:
   VT American Government Income............................................................   6,060,365
   VT Capital Appreciation (n)(o)...........................................................     106,346
   VT Capital Opportunities.................................................................     716,058
   VT Discovery Growth (p)(o)...............................................................       3,619
   VT Diversified Income....................................................................   5,055,048
   VT Equity Income (r).....................................................................  71,355,286
   VT The George Putnam Fund of Boston......................................................   4,548,779
   VT Global Asset Allocation...............................................................   4,526,188

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities
(r)On February 13, 2009, VT New Value merged into VT Equity Income

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                           PURCHASES
                                                                          -----------
Investments in the Putnam Variable Trust Sub-Accounts (continued):
   VT Global Equity...................................................... $   210,125
   VT Global Health Care (s).............................................   4,727,921
   VT Global Utilities (t)...............................................   3,259,538
   VT Growth and Income..................................................   7,535,734
   VT Growth Opportunities...............................................     810,301
   VT High Yield.........................................................  10,172,519
   VT Income.............................................................  13,834,745
   VT International Equity...............................................   3,975,380
   VT International Growth and Income....................................     682,423
   VT International New Opportunities....................................     855,810
   VT Investors (n)......................................................   7,157,262
   VT Mid Cap Value......................................................     977,271
   VT Money Market.......................................................  69,890,900
   VT New Opportunities (p)..............................................   7,664,302
   VT New Value (o)(q)...................................................   2,094,163
   VT OTC & Emerging Growth (o)(u).......................................      24,147
   VT Research...........................................................     666,021
   VT Small Cap Value....................................................   2,601,988
   VT Vista (u)..........................................................  11,899,112
   VT Voyager............................................................   6,109,227

Investments in the RidgeWorth Variable Trust Sub-Accounts:
   RidgeWorth Large Cap Core Equity Fund (m).............................      17,504
   RidgeWorth Large Cap Growth Stock (m).................................      67,561
   RidgeWorth Large Cap Value Equity Fund (m)............................      96,083
   RidgeWorth Mid-Cap Core Equity Fund (m)...............................      30,273
   RidgeWorth Small Cap Value Equity Fund (m)............................      28,125

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Capital Growth.........................................     612,669
   Van Kampen UIF Core Plus Fixed Income.................................     572,663
   Van Kampen UIF Emerging Markets Equity................................   3,654,112
   Van Kampen UIF Global Value Equity....................................       1,479
   Van Kampen UIF High Yield.............................................         475
   Van Kampen UIF International Magnum...................................   2,066,188
   Van Kampen UIF Mid Cap Growth.........................................   1,334,057
   Van Kampen UIF U.S. Mid Cap Value.....................................   1,640,815
   Van Kampen UIF U.S. Real Estate.......................................   1,713,937
   Van Kampen UIF Value..................................................       4,104

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities
(r)On February 13, 2009, VT New Value merged into VT Equity Income Fund
(s)Previously known as VT Health Sciences
(t)Previously known as VT Utilities Growth and Income
(u)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      PURCHASES
                                                                                     ------------
Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Capital Growth (Class II)......................................... $    178,743
   Van Kampen UIF Emerging Markets Debt (Class II)..................................    3,824,306
   Van Kampen UIF Emerging Markets Equity (Class II)................................    1,580,445
   Van Kampen UIF Equity and Income (Class II)......................................    3,837,251
   Van Kampen UIF Global Franchise (Class II).......................................   10,944,424
   Van Kampen UIF Int'l Growth Equity (Class II)....................................      697,308
   Van Kampen UIF Mid Cap Growth (Class II).........................................    1,422,824
   Van Kampen UIF Small Company Growth (Class II)...................................    1,125,123
   Van Kampen UIF U.S. Mid Cap Value (Class II).....................................    1,366,781
   Van Kampen UIF U.S. Real Estate (Class II).......................................    6,319,544

Investments in the Van Kampen Life Investment Trust Sub-Accounts:
   LIT Capital Growth...............................................................      837,232
   LIT Comstock.....................................................................    2,778,487
   LIT Government...................................................................      305,055
   LIT Money Market (v).............................................................    2,035,449

Investments in the Van Kampen Life Investment Trust (Class II) Sub-Accounts:
   LIT Capital Growth (Class II)....................................................      987,342
   LIT Comstock (Class II)..........................................................    9,265,736
   LIT Growth and Income (Class II).................................................    6,642,988
   LIT Mid Cap Growth (Class II)....................................................    1,045,285
   LIT Money Market (Class II) (v)..................................................   11,894,959
                                                                                     ------------
                                                                                     $787,529,607
                                                                                     ============

--------
(v)For the period beginning January 1, 2009 and ended December 18, 2009

5.  FINANCIAL HIGHLIGHTS

   Allstate Life offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

   In the table below, the units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

   As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

    * INVESTMENT INCOME RATIO--These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

    ** EXPENSE RATIO--These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

    ***TOTAL RETURN--These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts:
   AST Academic Strategies Asset Allocation
   2009...............  831    $ 8.37 -  8.66     $7,097        2.23%       1.15 - 2.60%     21.20 -  22.94%
   2008...............  867      6.91 -  7.05      6,065        2.29        1.15 - 2.60     -33.56 - -32.61
   2007 (ad)..........  348     10.39 - 10.46      3,631        0.51        1.00 - 2.65       3.91 -   4.64

   AST Advanced Strategies
   2009...............  257      8.79 -  9.10      2,313        2.97        1.15 - 2.60      23.00 -  24.76
   2008...............  189      7.51 -  7.29      1,365        3.21        1.15 - 2.60     -31.59 -  30.60
   2007 (ad)..........  118     10.44 - 10.51      1,239        0.18        1.00 - 2.65       4.42 -   5.15

   AST Aggressive Asset Allocation
   2009...............   14      7.43 -  7.45        107        1.38        1.50 - 1.65      26.34 -  26.53
   2008...............   15      5.88 -  5.89         87        1.54        1.50 - 1.65     -43.26 - -43.18
   2007 (ad)..........    5     10.32 - 10.39         54        0.27        1.00 - 2.65       3.17 -   3.89

   AST AllianceBernstein Core Value
   2009...............    8      6.55 -  6.69         52        2.57        1.15 - 2.00      21.37 -  22.39
   2008...............    4      5.44 -  5.46         22       13.61        1.15 - 1.50     -42.74 - -42.55
   2007 (ad)..........    1      9.45 -  9.51         10        0.00        1.00 - 2.65      -5.53 -  -4.86

   AST AllianceBernstein Growth & Income
   2009...............    2      7.01 -  7.07         15        1.93        1.15 - 1.50      17.43 -  17.83
   2008...............    5      5.93 -  6.00         30        2.11        1.15 - 2.00     -41.85 - -41.73
   2007 (ad)..........    5     10.17 - 10.24         48        1.48        1.00 - 2.65       1.66 -   2.37

   AST American Century Income & Growth
   2009...............    1      7.14 -  7.14          8        2.64        1.50 - 1.50      16.03 -  16.03
   2008...............    2      6.15 -  6.15         11        1.80        1.50 - 1.50     -35.71 - -35.71
   2007 (ad)..........  < 1      9.52 -  9.59         --        0.00        1.00 - 2.65      -4.80 -  -4.13

   AST Balanced Asset Allocation
   2009...............  971      8.68 -  8.99      8,667        1.45        1.15 - 2.65      20.11 -  21.89
   2008...............  616      7.22 -  7.38      4,519        1.11        1.15 - 2.65     -30.54 - -29.51
   2007 (ad)..........   64     10.40 - 10.47        669        0.43        1.00 - 2.65       4.01 -   4.74

   AST Bond Portfolio 2018
   2009...............   98     11.19 - 11.28      1,105        0.29        1.50 - 2.00      -7.89 -  -7.44
   2008...............   86     12.15 - 12.19      1,051        0.00        1.50 - 2.00      21.16 -  21.56

   AST Bond Portfolio 2019
   2009...............   33     11.05 - 11.14        366        0.52        1.50 - 2.00      -9.51 -  -9.07
   2008...............    6     12.22 - 12.25         75        0.00        1.50 - 1.90      21.81 -  22.13

--------
(ad)For the period beginning July 30, 2007 and ended December 31, 2007

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Bond Portfolio 2020
   2009 (a)..........    0    $ 8.82 -  8.82     $    2       0.00%        1.50 - 1.50%    -11.82 - -11.82%
   2008..............    6     12.22 - 12.25         75       0.00         1.50 - 1.90      21.81 -  22.13

   AST Capital Growth Asset Allocation
   2009..............  689      8.03 -  8.32      5,664       1.91         1.15 - 2.65      22.09 -  23.90
   2008..............  662      6.58 -  6.72      4,408       1.73         1.15 - 2.65     -36.62 - -35.68
   2007 (ad).........  256     10.38 - 10.45      2,666       0.33         1.00 - 2.65       3.76 -   4.49

   AST CLS Growth Asset Allocation
   2009..............   22      8.37 -  8.43        181       0.70         1.15 - 1.55      24.91 -  25.41
   2008..............    9      6.71 -  6.72         59       0.52         1.15 - 1.50     -33.60 - -33.45

   AST CLS Moderate Asset Allocation
   2009..............  185      8.77 -  8.99      1,650       0.39         1.15 - 2.65      20.20 -  21.98
   2008..............  102      7.30 -  7.37        746       0.00         1.15 - 2.65     -27.59 - -26.87

   AST Cohen & Steers Realty
   2009..............    4      7.77 -  7.86         33       2.62         1.15 - 1.65      29.78 -  30.43
   2008..............    4      5.99 -  6.03         25       8.26         1.15 - 1.65     -36.11 - -35.79
   2007 (ad).........    1      9.33 -  9.39          8       0.00         1.00 - 2.65      -6.71 -  -6.05

   AST DeAm Large-Cap Value
   2009..............    2      7.04 -  7.13         17       0.89         1.15 - 1.65      16.34 -  16.91
   2008 (x)..........    2      6.05 -  6.10         13       6.23         1.15 - 1.65    - 38.32 - -38.01
   2007 (ad).........  < 1      9.77 -  9.84          1       0.00         1.00 - 2.65     - 2.26 -  -1.58

   AST DeAm Small-Cap Value
   2008..............   --        NA - NA            --       0.00           -- - --            NA - NA
   2007 (ad).........  < 1      8.80 -  8.86        < 1       0.00         1.00 - 2.65    - 11.40 - -12.12

   AST Federated Aggressive Growth
   2009..............    1      7.33 -  7.42         11       0.24         1.15 - 1.65      30.50 -  31.15
   2008..............    2      5.62 -  5.66         12       0.00         1.15 - 1.65    - 45.00 - -44.73
   2007 (ad).........  < 1     10.17 - 10.24          1       0.00         1.00 - 2.65       1.73 -   2.45

   AST First Trust Balanced Target
   2009..............  327      8.01 -  8.29      2,680       3.70         1.15 - 2.60      20.71 -  22.44
   2008..............  275      6.63 -  6.77      1,845       3.49         1.15 - 2.60    - 36.15 - -35.23
   2007 (ad).........  238     10.39 - 10.46      2,479       0.46         1.00 - 2.65       3.86 -   4.58

--------
(a)For the period beginning January 2, 2009 and ended December 31, 2009
(x)For the period beginning January 1, 2008 and ended July 18, 2008
(ad)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST First Trust Capital Appreciation Target
   2009.............. 1,369   $ 7.47 -  7.73    $10,439       2.21%        1.15 - 2.60%     22.78 -  24.54%
   2008.............. 1,075     6.08 -  6.21      6,607       2.32         1.15 - 2.60    - 42.22 - -41.38
   2007 (ad).........   441    10.52 - 10.60      4,653       0.19         1.00 - 2.65       5.22 -   5.95

   AST Focus Four Plus
   2009 (b)..........    --      N/A - N/A           --         --         1.00 - 2.95      11.11 -  17.15
   2008 (y)..........     2     7.46 -  7.49         13       0.00         1.15 - 2.00    - 25.36 - -25.09

   AST Global Real Estate
   2009..............    <1     8.18 -  8.18          2       3.99         1.15 - 1.15      33.56 -  33.56
   2008 (y)..........   < 1     6.13 -  6.13        < 1       0.00         1.15 - 1.15    - 39.78 - -39.78

   AST Goldman Sachs Concentrated Growth
   2009..............     5     9.02 -  9.10         45       0.00         1.15 - 1.50      47.19 -  47.70
   2008..............     5     6.13 -  6.16         30       0.53         1.15 - 1.50    - 41.15 - -40.95
   2007 (ad).........   < 1    10.37 - 10.44         10       0.00         1.00 - 2.65       3.68 -   4.41

   AST Goldman Sachs Mid-Cap Growth
   2009..............     6     9.31 -  9.50         57       0.00         1.15 - 2.00      54.01 -  55.31
   2008..............     6     6.09 -  6.12         38       0.00         1.15 - 1.50    - 41.67 - -41.47
   2007 (ad).........   < 1    10.38 - 10.46          2       0.00         1.00 - 2.65       3.84 -   4.57

   AST Goldman Sachs Small-Cap Value
   2009..............    <1     9.60 -  9.60          3       1.27         1.15 - 1.15      25.40 -  25.40
   2008..............   < 1     7.66 -  7.66          2       0.00         1.15 - 1.15    - 23.68 - -23.68

   AST High Yield
   2009..............     3    10.31 - 10.41         35       6.83         1.15 - 1.55      33.48 -  34.01
   2008..............     5     7.72 -  7.77         39       9.59         1.15 - 1.55    - 26.68 -  26.39
   2007 (ad).........   < 1    10.48 - 10.56          2       0.00         1.00 - 2.65       4.83 -   5.56

   AST Horizon Growth Asset Allocation
   2009..............    16     8.83 -  8.97        139       0.35         1.15 - 2.10      24.06 -  25.22
   2008..............    15     7.12 -  7.16        106       0.05         1.15 - 2.10    - 29.59 - -29.15

   AST Horizon Moderate Asset Allocation
   2009..............    53     9.19 -  9.32        492       0.25         1.15 - 2.00      20.96 -  21.98
   2008..............    37     7.60 -  7.64        279       0.02         1.15 - 2.00    - 24.68 - -24.25

--------
(b)For the period beginning January 1, 2009 and ended November 13, 2009
(y)For the period beginning July 21, 2008 and ended December 31, 2008
(ad)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST International Growth
   2009..............    10   $ 7.21 -  7.30    $    75        1.84%       1.15 - 1.65%     33.09 -  33.75%
   2008..............    12     5.39 -  5.46         63        1.83        1.15 - 2.00    - 51.21 - -50.80
   2007 (ad).........     2    11.03 - 11.10         24        0.62        1.00 - 2.65      10.26 -  11.03

   AST International Value
   2009..............    11     7.35 -  7.50         84        2.22        1.15 - 2.00      27.94 -  29.01
   2008..............    12     5.74 -  5.81         71        5.61        1.15 - 2.00    - 45.10 - -44.64
   2007 (ad).........     5    10.43 - 10.50         57        1.16        1.00 - 2.65       4.31 -   5.04

   AST Investment Grade Bond
   2009..............   439    11.74 - 11.91      5,204        1.71        1.15 - 2.05       9.07 -  10.04
   2008 (w).......... 1,085    10.76 - 10.83     11,724        0.00        1.15 - 2.05       7.32 -   7.96

   AST JPMorgan International Equity
   2009..............     7     7.91 -  8.07         55        2.70        1.15 - 2.00      33.21 -  34.33
   2008..............     8     5.94 -  6.01         46        4.94        1.15 - 2.00     -42.53 - -42.05
   2007 (ad).........     5    10.30 - 10.37         51        2.13        1.00 - 2.65       3.02 -   3.74

   AST Large-Cap Value
   2009..............     1     6.49 -  6.54          8        2.67        1.15 - 1.50      17.67 -  18.07
   2008..............     1     5.52 -  5.54          6        6.49        1.15 - 1.50     -42.36 - -42.16
   2007 (ad).........     2     9.52 -  9.59         19        1.34        1.00 - 2.65      -4.78 -  -4.11

   AST Lord Abbett Bond-Debenture
   2009..............     6    10.44 - 10.52         59        5.65        1.15 - 1.50      32.61 -  33.07
   2008..............     4     7.91 -  7.91         29       18.67        1.15 - 1.15     -24.13 - -24.13
   2007 (ad).........   < 1    10.36 - 10.43          3        0.00        1.00 - 2.65       3.57 -   4.29

   AST Marsico Capital Growth
   2009..............    10     7.60 -  7.75         77        0.69        1.15 - 2.00      27.21 -  28.28
   2008..............     7     6.00 -  6.04         44        0.82        1.15 - 1.65     -44.58 - -44.30
   2007 (ad).........     1    10.78 - 10.86         15        0.23        1.00 - 2.65       7.83 -   8.58

   AST MFS Global Equity
   2009..............     5     8.80 -  8.87         43        3.06        1.15 - 1.50      29.56 -  30.01
   2008..............    12     6.79 -  6.82         85        2.29        1.15 - 1.50     -34.97 - -34.74
   2007 (ad).........     1    10.39 - 10.46          8       21.72        1.00 - 2.65       3.91 -   4.63

--------
(w)For the period beginning January 28, 2008 and ended December 31, 2008
(ad)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST MFS Growth
   2009..............    2    $ 8.35 -  8.35     $   16       0.21%        1.15 - 1.15%     22.89 -  22.89%
   2008..............    1      6.79 -  6.79          7       0.93         1.15 - 1.15     -37.03 - -37.03

   AST Mid-Cap Value
   2009..............    4      8.04 -  8.21         32       1.20         1.15 - 2.00      36.16 -  37.31
   2008..............    2      5.95 -  5.98         10       4.48         1.15 - 1.50     -39.04 - -38.83
   2007 (ad).........  < 1      9.71 -  9.78          4       0.00         1.00 - 2.65      -2.89 -  -2.21

   AST Money Market
   2009..............  123      9.99 - 10.20      1,250       0.27         1.15 - 2.00      -1.72 -  -0.90
   2008..............   99     10.17 - 10.29      1,015       1.16         1.15 - 2.00       0.50 -   1.34
   2007 (ad).........    7     10.09 - 10.16         66       0.30         1.00 - 2.65       0.89 -   1.60

   AST Neuberger Berman /LSV Mid-Cap Value
   2009..............    4      7.88 -  7.98         34       2.10         1.15 - 1.65      38.36 -  39.04
   2008..............    5      5.70 -  5.74         27       4.06         1.15 - 1.65     -43.20 - -42.92
   2007 (ad).........  < 1      9.99 - 10.05          2       0.00         1.00 - 2.65      -0.15 -   0.55

   AST Neuberger Berman Mid-Cap Growth
   2009..............    4      7.50 -  7.59         32       0.00         1.15 - 1.65      27.68 -  28.31
   2008..............    4      5.87 -  5.91         24       0.00         1.15 - 1.65     -44.11 -  43.83
   2007 (ad).........  < 1     10.46 - 10.53          1       0.00         1.00 - 2.65       4.60 -   5.33

   AST Neuberger Berman Small-Cap Growth
   2009..............    1      7.69 -  7.75          7       0.00         1.15 - 1.50      20.75 -  21.17
   2008..............    1      6.37 -  6.40          5       0.00         1.15 - 1.50     -43.39 - -43.19
   2007 (ad).........  < 1     11.19 - 11.27          1       0.00         1.00 - 2.65      11.93 -  12.72

   AST Niemann Capital Growth Asset Allocation
   2009..............   24      8.82 -  9.03        218       0.48         1.15 - 2.60      18.15 -  19.85
   2008..............   17      7.46 -  7.53        128       0.00         1.15 - 2.60     -26.15 - -25.44

   AST Parametric Emerging Markets Equity
   2009..............    3      9.15 -  9.20         28       1.00         1.15 - 1.50      64.05 -  64.62
   2008 (y)..........    1      5.59 -  5.59          5       0.00         1.15 - 1.15     -44.69 - -44.69

   AST PIMCO Limited Maturity Bond
   2009..............   14     11.16 - 11.29        160       4.81         1.15 - 1.65       8.44 -   8.97
   2008..............   18     10.29 - 10.36        185       4.32         1.15 - 1.65      -0.53 -  -0.03

--------
(y)For the period beginning July 21, 2008 and ended December 31, 2008
(ad)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST PIMCO Total Return Bond
   2009..............   35    $11.59 - 11.83     $  412        2.67%       1.15 - 2.00%     14.24 -  15.20%
   2008..............   19     10.15 - 10.27        190        4.65        1.15 - 2.00      -4.18 -  -3.37
   2007 (ad).........    6     10.56 - 10.64         67        6.10        1.00 - 2.65       5.62 -   6.36

   AST Preservation Asset Allocation
   2009..............  895      9.60 -  9.94      8,805        1.46        1.15 - 2.60      16.99 -  18.67
   2008..............  556      8.20 -  8.37      4,624        0.97        1.15 - 2.60     -21.53 - -20.40
   2007 (ad).........   46     10.45 - 10.52        481        0.37        1.00 - 2.65       4.52 -   5.25

   AST QMA US Equity Alpha
   2009..............    4      7.03 -  7.13         29        2.91        1.15 - 1.75      19.72 -  20.43
   2008..............   12      5.89 -  5.92         71        5.87        1.15 - 1.50     -39.62 - -39.41
   2007 (ad).........    1      9.71 -  9.78         12       10.78        1.00 - 2.65      -2.91 -  -2.23

   AST Schroders Multi-Asset World Strategies
   2009..............   89      8.77 -  9.08        797        1.87        1.15 - 2.60      24.18 -  25.96
   2008..............   43      7.06 -  7.21        305        2.17        1.15 - 2.60     -31.96 - -30.99
   2007 (ad).........   13     10.38 - 10.45        135        3.18        1.00 - 2.65       3.76 -   4.49

   AST Small-Cap Growth
   2009..............  < 1      8.35 -  8.42          2        0.05        1.15 - 1.50      31.93 -  32.38
   2008..............  < 1      6.33 -  6.33          1        0.00        1.50 - 1.50     -35.96 - -35.96

   AST Small-Cap Value
   2009..............    3      8.10 -  8.27         28        1.29        1.15 - 2.00      24.51 -  25.56
   2008..............    4      6.51 -  6.58         26        1.90        1.15 - 2.00     -31.10 - -30.52
   2007 (ad).........    2      9.42 -  9.48         22        1.62        1.00 - 2.65      -5.84 -  -5.18

   AST T. Rowe Price Asset Allocation
   2009..............  572      8.88 -  9.19      5,192        2.23        1.15 - 2.60      20.99 -  22.73
   2008..............  451      7.34 -  7.49      3,353        3.39        1.15 - 2.60     -27.82 - -26.79
   2007 (ad).........  276     10.16 - 10.23      2,811        1.66        1.00 - 2.65       1.62 -   2.33

   AST T. Rowe Price Global Bond
   2009..............   10     11.23 - 11.37        113        6.65        1.15 - 1.65      10.29 -  10.84
   2008..............    6     10.19 - 10.26         60        7.72        1.15 - 1.65      -4.02 -  -3.54
   2007 (ad).........    1     10.57 - 10.64          6        0.00        1.00 - 2.65       5.68 -   6.42

   AST T. Rowe Price Large-Cap Growth
   2009..............    4      8.92 -  9.00         39        0.00        1.15 - 1.50      51.10 -  51.62
   2008..............    4      5.91 -  5.93         22        0.43        1.15 - 1.50     -41.45 - -41.24
   2007 (ad).........    2     10.04 - 10.11         19        0.14        1.00 - 2.65       0.37 -   1.07

--------
(ad)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST T. Rowe Price Natural Resources
   2009..............   15    $ 8.42 -  8.52     $  131       1.45%        1.15 - 1.65%     46.92 -  47.65%
   2008..............   14      5.73 -  5.77         82       0.93         1.15 - 1.65     -50.80 - -50.56
   2007 (ad).........    4     11.59 - 11.67         44       0.80         1.00 - 2.65      15.93 -  16.74

   AST UBS Dynamic Alpha
   2009..............  361      9.22 -  9.55      3,404       0.87         1.15 - 2.60      18.92 -  20.63
   2008..............  269      7.75 -  7.91      2,115       0.40         1.15 - 2.60     -19.70 - -18.55
   2007 (ad).........  144      9.65 -  9.72      1,395       1.34         1.00 - 2.65      -3.46 -  -2.78

   AST Western Asset Core Plus Bond
   2009 (c)..........   --     10.36 - 10.70         --       0.00         1.00 - 2.95       6.98 -  10.52

   Franklin Templeton VIP Founding Funds Allocation
   2009..............  363      8.41 -  8.57      3,099       2.96         1.15 - 2.30      27.14 -  28.58
   2008 (z)..........  251      6.62 -  6.67      1,672       4.30         1.15 - 2.30     -34.36 - -33.86

   ProFund VP Financials
   2009 (d)..........   --      6.03 - 12.81         --       0.00         1.00 - 2.90       13.87 - 28.14

   ProFund VP Health Care
   2009 (d)..........   --      9.83 -  9.83          0       0.00         1.50 - 1.50      17.79 -  17.79

   ProFund VP Large-Cap Value
   2009 (e)..........   28      7.32 -  7.32        208       2.30         2.10 - 2.10      17.01 -  17.01

   ProFund VP Mid-Cap Value
   2009 (d)..........  < 1      8.34 -  8.34          4       1.97         1.50 - 1.50      28.94 -  28.94

   ProFund VP Telecommunications
   2009 (d)..........   --      7.69 -  7.69          0       9.52         1.50 - 1.50       5.73 -   5.73

   ProFund VP Utilities
   2009 (f)..........    4      7.88 -  7.88         29       6.68         1.50 - 1.50       9.10 -   9.10

--------
(c)For the period beginning January 7, 2009 and ended December 31, 2009
(d)For the period beginning February 27, 2009 and ended December 31, 2009
(e)For the period beginning July 10, 2009 and ended December 31, 2009
(f)For the period beginning March 06, 2009 and ended December 31, 2009
(z)For the period beginning May 1, 2008 and ended December 31, 2008
(ad)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts:
   AIM V. I. Basic Balanced
   2009................  2,124  $ 7.97 - 10.32    $ 20,163      4.84%        1.10 - 1.85%     31.37 -  32.38%
   2008................  2,509    6.07 -  7.80      18,062      4.11         1.10 - 1.85     -39.46 - -39.00
   2007................  3,322   11.41 - 12.78      39,458      2.82         1.10 - 1.75       0.41 -   1.08
   2006................  4,171   10.00 - 12.65      49,293      1.80         1.10 - 1.85       8.51 -   9.35
   2005................  5,030    9.21 - 11.57      54,653      1.36         1.10 - 1.85       3.35 -   4.14

   AIM V. I. Basic Value
   2009................    984    9.79 - 10.29       9,877      1.53         1.10 - 1.70      45.51 -  46.38
   2008................  1,255    6.73 -  7.03       8,632      0.78         1.10 - 1.70     -52.58 - -52.30
   2007................  1,710   14.20 - 14.74      24,740      0.55         1.10 - 1.70      -0.18 -   0.43
   2006................  2,172   14.22 - 14.68      31,399      0.37         1.10 - 1.70      11.30 -  11.97
   2005................  2,572   12.78 - 13.11      33,202      0.09         1.10 - 1.70       3.96 -   4.58

   AIM V. I. Capital Appreciation
   2009................  9,902    6.12 -  8.64      77,309      0.59         0.70 - 2.20      18.44 -  20.23
   2008................ 11,547    5.09 -  7.24      75,718      0.00         0.70 - 2.30     -43.80 - -42.89
   2007................ 14,460    8.91 - 12.89     167,151      0.00         0.70 - 2.30       9.45 -  11.23
   2006................ 18,508    8.01 - 11.78     195,354      0.07         0.70 - 2.30       3.89 -   5.56
   2005................ 11,585    7.59 - 11.34     116,355      0.06         0.70 - 2.30       6.34 -   8.08

   AIM V. I. Capital Development
   2009................    742   10.40 - 14.95       9,969      0.00         1.10 - 1.70      39.97 -  40.81
   2008................    904    7.43 - 10.62       8,639      0.00         1.10 - 1.70     -47.92 - -47.61
   2007................  1,156   14.26 - 20.26      21,287      0.00         1.10 - 1.70       8.97 -   9.63
   2006................  1,448   13.09 - 18.48      24,596      0.00         1.10 - 1.70      14.56 -  15.25
   2005................  1,693   11.42 - 16.04      25,091      0.00         1.10 - 1.70       7.76 -   8.41

   AIM V. I. Core Equity
   2009................  9,116    9.76 - 10.31     112,600      1.70         0.70 - 2.20      25.51 -  27.40
   2008................ 10,686    7.77 -  8.09     104,365      2.01         0.70 - 2.20     -31.66 - -30.63
   2007................ 13,757   11.37 - 11.66     194,919      1.03         0.70 - 2.20       5.75 -   7.36
   2006................ 17,451   10.76 - 10.86     232,391      0.74         0.70 - 2.20       7.56 -   8.65
   2005................  8,733    9.47 - 11.54     106,417      1.40         1.10 - 1.85       3.37 -   4.16

   AIM V. I. Diversified Income
   2009................  1,012   10.44 - 10.75      11,196      9.96         1.10 - 1.85       9.02 -   9.86
   2008................  1,095    9.58 -  9.79      11,030      8.15         1.10 - 1.85     -17.29 - -16.65
   2007................  1,495   11.58 - 11.74      18,045      6.76         1.10 - 1.85      -0.17 -   0.61
   2006................  1,872   11.60 - 11.67      22,591      5.61         1.10 - 1.85       2.55 -   3.34
   2005................  2,286   11.30 - 11.31      26,844      5.89         1.10 - 1.85       1.00 -   1.78

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts
  (continued):
   AIM V. I. Government Securities
   2009................ 1,137   $13.92 - 15.24    $16,970       4.25%        1.10 - 1.70%     -1.70 -   1.11%
   2008................ 1,525    14.16 - 15.41     23,070       3.60         1.10 - 1.70      10.42 -  11.08
   2007................ 1,660    12.82 - 13.87     22,709       3.74         1.10 - 1.70       4.54 -   5.17
   2006................ 1,951    12.27 - 13.19     25,477       3.52         1.10 - 1.70       1.81 -   2.42
   2005................ 2,587    12.05 - 12.88     33,125       2.90         1.10 - 1.70      -0.05 -   0.55

   AIM V. I. High Yield
   2009................   614    12.02 - 14.22      7,295       8.24         1.10 - 1.85      49.96 -  51.12
   2008................   716     7.96 -  9.48      5,649       9.03         1.10 - 1.85     -27.07 - -26.51
   2007................   950    10.83 - 13.00     10,238       6.51         1.10 - 1.85      -0.64 -   0.13
   2006................ 1,225    10.81 - 13.08     13,245       7.66         1.10 - 1.85       8.69 -   9.53
   2005................ 1,578     9.87 - 12.03     15,601       8.13         1.10 - 1.85       0.82 -   1.60

   AIM V. I. International Growth
   2009................ 1,989    10.43 - 14.12     30,189       1.41         1.10 - 1.70      32.96 -  33.76
   2008................ 2,390     7.85 - 10.55     26,973       0.49         1.10 - 1.70     -41.39 - -41.03
   2007................ 3,092    17.75 - 17.90     58,800       0.40         1.10 - 1.85      12.59 -  13.46
   2006................ 3,717    15.76 - 15.78     62,827       1.01         1.10 - 1.85      25.87 -  26.83
   2005................ 3,971    12.44 - 12.52     53,896       0.66         1.10 - 1.85      16.64 -  25.24

   AIM V. I. Large Cap Growth
   2009................   941     9.46 -  9.66      8,987       0.34         1.10 - 1.70      23.87 -  24.61
   2008................ 1,080     7.63 -  7.75      8,305       0.01         1.10 - 1.70     -39.33 - -38.96
   2007................ 1,448    12.58 - 12.70     18,302       0.03         1.10 - 1.70      13.68 -  14.37
   2006 (ae)........... 1,721    11.07 - 11.11     19,086       0.33         1.10 - 1.70      10.69 -  11.06

   AIM V. I. Mid Cap Core Equity
   2009................ 1,019    11.78 - 16.37     14,730       1.26         1.10 - 2.20      27.38 -  28.79
   2008................ 1,120     9.25 - 12.71     12,843       1.48         1.10 - 2.20     -30.08 - -29.30
   2007................ 1,440    13.23 - 17.98     23,624       0.20         1.10 - 2.20       7.15 -   8.34
   2006................ 1,898    12.35 - 16.59     28,749       0.91         1.10 - 2.20       8.83 -  10.03
   2005................ 2,172    11.35 - 15.08     30,351       0.55         1.10 - 2.20       5.29 -   6.44

   AIM V. I. Money Market
   2009................ 1,450    10.66 - 12.16     17,303       0.12         1.10 - 1.70      -1.58 -  -0.99
   2008................ 1,947    10.83 - 12.29     23,394       2.06         1.10 - 1.70       0.32 -   0.93
   2007................ 1,818    10.80 - 12.17     21,740       4.55         1.10 - 1.70       2.77 -   3.39
   2006................ 1,821    10.51 - 11.77     21,080       4.26         1.10 - 1.70       2.52 -   3.14
   2005................ 1,793    10.25 - 11.42     20,186       2.40         1.10 - 1.70       0.79 -   1.40

--------
(ae)For the period beginning June 12, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts
  (continued):
   AIM V. I. Technology
   2009.................   296   $10.80 - 11.17    $ 3,239       0.00%        1.10 - 1.70%     54.75 -  55.68%
   2008.................   281     6.98 -  7.18      1,985       0.00         1.10 - 1.70     -45.44 - -45.11
   2007.................   375    12.79 - 13.08      4,858       0.00         1.10 - 1.70       5.88 -   6.52
   2006.................   453    12.08 - 12.28      5,519       0.00         1.10 - 1.70       8.62 -   9.28
   2005.................   536    11.12 - 11.23      5,997       0.00         1.10 - 1.70       0.47 -   1.06

   AIM V. I. Utilities
   2009.................   454    15.42 - 15.95      7,117       4.44         1.10 - 1.70      12.99 -  13.67
   2008.................   528    13.64 - 14.03      7,308       2.56         1.10 - 1.70     -33.50 - -33.10
   2007.................   668    20.52 - 20.98     13,859       1.78         1.10 - 1.70      18.60 -  19.32
   2006.................   842    17.30 - 17.58     14,683       3.26         1.10 - 1.70      23.35 -  24.09
   2005.................   999    14.02 - 14.17     14,081       2.50         1.10 - 1.70      14.87 -  15.56

Investments in the AIM
  Variable Insurance
  Funds Series II
  Sub-Accounts:
   AIM V. I. Basic Balanced II
   2009.................   107     8.57 -  9.14        960       4.39         1.30 - 2.10      30.77 -  31.82
   2008.................   133     6.56 -  6.93        907       4.12         1.30 - 2.10     -39.74 - -39.25
   2007.................   160    10.88 - 11.41      1,797       2.77         1.30 - 2.10       0.19 -   0.62
   2006.................   173    10.90 - 11.34      1,938       1.59         1.30 - 2.10       7.98 -   8.84
   2005.................   204    10.10 - 10.42      2,103       1.22         1.30 - 2.10       2.84 -   3.65

   AIM V. I. Basic Value II
   2009.................   976    10.40 - 11.36     10,466       1.13         1.29 - 2.59      43.91 -  45.83
   2008................. 1,178     7.23 -  7.79      8,652       0.49         1.29 - 2.59     -53.15 - -52.53
   2007................. 1,260    15.43 - 16.41     19,438       0.33         1.29 - 2.59      -1.28 -   0.05
   2006................. 1,431    15.63 - 16.40     22,198       0.12         1.29 - 2.59      10.02 -  11.49
   2005................. 1,573    14.20 - 14.71     21,968       0.00         1.29 - 2.59       2.71 -   4.07

   AIM V. I. Capital Appreciation II
   2009.................   412     9.84 - 10.75      4,102       0.26         1.29 - 2.59      17.59 -  19.16
   2008.................   445     8.37 -  9.02      3,716       0.00         1.29 - 2.59     -44.12 - -43.37
   2007.................   546    14.98 - 15.93      7,992       0.00         1.29 - 2.59       8.82 -  10.28
   2006.................   620    13.76 - 14.45      8,274       0.00         1.29 - 2.59       3.32 -   4.69
   2005.................   570    13.32 - 13.80      7,538       0.00         1.29 - 2.59       5.77 -   7.18

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Series II
  Sub-Accounts
  (continued):
   AIM V. I. Capital Development II
   2009................   36    $10.95 - 11.59     $  410       0.00%        1.30 - 2.00%     39.18 -  40.16%
   2008................   42      7.87 -  8.27        336       0.00         1.30 - 2.00     -48.18 - -47.81
   2007................   47     15.19 - 15.85        733       0.00         1.30 - 2.00       8.35 -   9.11
   2006................   41     14.02 - 14.52        592       0.00         1.30 - 2.00      13.96 -  14.76
   2005................   42     12.30 - 12.65        523       0.00         1.30 - 2.00       7.09 -   7.86

   AIM V. I. Core Equity II
   2009................  275      9.52 - 10.00      2,814       1.48         1.29 - 2.59      24.67 -  26.33
   2008................  328      7.64 -  7.91      2,672       1.82         1.29 - 2.59     -32.13 - -31.22
   2007................  389     11.25 - 11.50      4,618       0.90         1.29 - 2.59       5.07 -   6.48
   2006................  474     10.71 - 10.80      5,296       0.94         1.29 - 2.59       7.09 -   8.04
   2005................   43     11.01 - 11.33        478       1.23         1.30 - 2.00       2.99 -   3.72

   AIM V. I. Diversified Income II
   2009................   27      9.92 - 10.57        282       8.26         1.30 - 2.10       8.59 -   9.46
   2008................   38      9.13 -  9.66        357       8.83         1.30 - 2.10     -17.68 - -17.01
   2007................   46     11.10 - 11.64        528       7.08         1.30 - 2.10      -0.61 -   0.20
   2006................   48     11.16 - 11.61        552       5.03         1.30 - 2.10       2.01 -   2.83
   2005................   66     10.94 - 11.29        732       5.93         1.30 - 2.10       0.55 -   1.35

   AIM V. I. Government Securities II
   2009................   87     11.83 - 12.61      1,074       2.87         1.30 - 2.10      -2.33 -   1.55
   2008................  195     12.11 - 12.81      2,435       4.59         1.30 - 2.10       9.65 -  10.53
   2007................   95     11.04 - 11.59      1,089       3.33         1.30 - 2.10       3.89 -   4.73
   2006................  124     10.63 - 11.06      1,362       2.90         1.30 - 2.10       1.14 -   1.95
   2005................  202     10.51 - 10.85      2,177       2.87         1.30 - 2.10      -0.67 -   0.10

   AIM V. I. High Yield II
   2009................   30     14.72 - 15.56        461       8.40         1.30 - 2.00      49.06 -  50.10
   2008................   36      9.87 - 10.37        372       9.43         1.30 - 2.00     -27.27 - -26.76
   2007................   47     13.58 - 14.15        651       6.61         1.30 - 2.00      -1.00 -  -0.30
   2006................   52     13.71 - 14.20        732       7.55         1.30 - 2.00       8.23 -   8.99
   2005................   64     12.67 - 13.03        830       8.84         1.30 - 2.00       0.40 -   1.11

   AIM V. I. International Growth II
   2009................   49     15.62 - 16.66        796       1.27         1.30 - 2.10      32.11 -  33.17
   2008................   59     11.82 - 12.51        719       0.40         1.30 - 2.10     -41.78 - -41.32
   2007................   78     20.31 - 21.31      1,636       0.39         1.30 - 2.10      12.06 -  12.96
   2006................   86     18.12 - 18.87      1,593       1.08         1.30 - 2.10      26.23 -  81.20
   2005................   66     14.53 - 14.95        973       0.64         1.30 - 2.00      15.36 -  16.18

--------
(au)For the period beginning March 1, 2006, and ending December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Series II
  Sub-Accounts
  (continued):
   AIM V. I. Large Cap Growth II
   2009................   65    $ 9.25 -  9.52     $  610       0.01%        1.30 - 2.10%     23.07 -  24.06%
   2008................   84      7.52 -  7.67        639       0.00         1.30 - 2.10     -39.70 - -39.21
   2007................   88     12.46 - 12.62      1,106       0.00         1.30 - 2.10      12.89 -  13.80
   2006 (ae)...........   95     11.04 - 11.09      1,047       0.00         1.30 - 2.10      10.40 -  10.89

   AIM V. I. Mid Cap Core Equity II
   2009................  332     11.44 - 12.22      4,096       0.96         1.29 - 2.44      26.69 -  28.18
   2008................  392      9.03 -  9.54      3,809       1.25         1.29 - 2.44     -30.42 - -29.60
   2007................  488     12.98 - 13.55      6,739       0.05         1.29 - 2.44       6.60 -   7.87
   2006................  545     12.17 - 12.56      6,990       0.67         1.29 - 2.44       8.28 -   9.55
   2005................  637     11.24 - 11.46      7,457       0.37         1.29 - 2.44       4.66 -   5.89

   AIM V. I. Money Market II
   2009................  159      9.47 - 10.35      1,626       0.06         1.30 - 2.40      -2.31 -   1.23
   2008................  198      9.69 - 10.48      2,045       1.74         1.30 - 2.40      -0.63 -   0.47
   2007................  228      9.76 - 10.43      2,352       4.00         1.30 - 2.40       1.80 -   2.93
   2006................  213      9.58 - 10.13      2,143       3.63         1.30 - 2.40       1.55 -   2.67
   2005................  286      9.44 -  9.87      2,794       2.16         1.30 - 2.40      -5.63 -   0.95

   AIM V. I. Technology II
   2009................    4     10.54 - 10.87         45       0.00         1.30 - 1.85      54.26 -  55.11
   2008................    6      6.83 -  7.01         43       0.00         1.30 - 1.85     -45.77 - -45.47
   2007................    9     12.53 - 12.85        119       0.00         1.30 - 2.00       5.34 -   6.08
   2006................   10     11.89 - 12.12        123       0.00         1.30 - 2.00       8.04 -   8.80
   2005................   12     11.01 - 11.14        132       0.00         1.30 - 2.00      -0.06 -   0.63

   AIM V. I. Utilities II
   2009................   29     15.08 - 15.56        452       3.64         1.30 - 1.85      12.51 -  13.13
   2008................   42     13.40 - 13.75        572       2.51         1.30 - 1.85     -33.75 - -33.38
   2007................   48     20.23 - 20.64        971       1.81         1.30 - 1.85      18.11 -  18.76
   2006................   50     17.13 - 17.38        873       3.80         1.30 - 1.85      22.96 -  23.64
   2005................   39     13.93 - 14.06        550       2.37         1.30 - 1.85      14.41 -  15.04

--------
(ae)For the period beginning June 12, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Alliance Bernstein
  Variable Product
  Series Fund
  Sub-Accounts:
   AllianceBernstein VPS Growth
   2009..............  3,442  $ 6.43 - 11.47    $ 28,380      0.00%        0.70 - 2.59%     29.43 -  31.94%
   2008..............  3,866    4.87 -  8.86      24,187      0.00         0.70 - 2.59     -44.09 - -43.00
   2007..............  5,068    8.55 - 15.84      55,665      0.00         0.70 - 2.59       9.73 -  11.87
   2006..............  6,256    7.64 - 14.44      59,865      0.00         0.70 - 2.59      -3.79 - - 1.93
   2005..............  6,832    7.79 - 15.01      64,949      0.00         0.70 - 2.59       8.75 -  10.86

   AllianceBernstein VPS Growth & Income
   2009..............  7,866   10.62 - 11.55      76,440      3.38         0.70 - 2.59      17.23 -  19.51
   2008..............  9,098    9.06 -  9.67      74,598      1.74         0.70 - 2.59     -42.23 - -41.11
   2007.............. 11,800   15.68 - 16.42     165,771      1.25         0.70 - 2.59       2.13 -   4.12
   2006.............. 14,983   15.35 - 15.77     203,750      1.12         0.70 - 2.59      13.96 -  16.17
   2005.............. 17,601   13.47 - 13.57     207,806      1.29         0.70 - 2.59       1.89 -   3.87

   AllianceBernstein VPS International Value
   2009..............  2,299    9.51 - 10.12      22,857      1.01         1.29 - 2.59      30.88 -  32.63
   2008..............  2,726    7.27 -  7.63      20,509      0.91         1.29 - 2.59     -54.50 - -53.89
   2007..............  2,617   15.97 - 16.54      42,873      1.07         1.29 - 2.59       2.83 -   4.21
   2006..............  2,631   15.53 - 15.88      41,513      1.29         1.29 - 2.59      31.63 -  33.38
   2005 (af).........  1,299   11.80 - 11.90      15,418      0.09         1.29 - 2.59      17.97 -  19.02

   AllianceBernstein VPS Large Cap Growth
   2009..............  3,398    6.68 - 11.30      22,723      0.00         0.70 - 2.59      33.56 -  36.15
   2008..............  3,924    4.91 -  8.46      19,367      0.00         0.70 - 2.59     -41.38 - -40.24
   2007..............  4,753    8.21 - 14.43      39,213      0.00         0.70 - 2.59      10.66 -  12.82
   2006..............  6,022    7.28 - 13.04      44,053      0.00         0.70 - 2.59      -3.21 -  -1.33
   2005..............  6,159    7.37 - 13.47      46,607      0.00         0.70 - 2.59      11.88 -  14.04

   AllianceBernstein VPS Small/Mid Cap Value
   2009..............  1,511   15.59 - 17.03      25,089      0.79         1.29 - 2.59      38.96 -  40.82
   2008..............  1,815   11.22 - 12.09      21,471      0.47         1.29 - 2.59     -37.42 - -36.58
   2007..............  2,375   17.92 - 19.07      44,404      0.76         1.29 - 2.59      -1.12 -   0.21
   2006..............  2,636   18.13 - 19.03      49,368      0.23         1.29 - 2.59      11.25 -  12.73
   2005..............  2,513   16.29 - 16.88      41,919      0.56         1.29 - 2.59       3.88 -   5.26

--------
(af)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Alliance Bernstein
  Variable Product Series
  Fund Sub-Accounts
  (continued):
   AllianceBernstein VPS Utility Income
   2009 (g)...............   --       N/A - N/A       $   --       5.56%        1.29 - 2.59%      7.29 -   8.34%
   2008...................  424    $ 9.59 - 10.06      4,191       2.95         1.29 - 2.59     -38.40 - -37.57
   2007...................  519     15.56 - 16.12      8,265       2.05         1.29 - 2.59      18.87 -  20.46
   2006...................  460     13.09 - 13.38      6,119       2.45         1.29 - 2.59      30.91 -  33.83
   2005 (af)..............  290     10.89 - 10.98      3,174       0.29         1.29 - 2.44       8.92 -   9.78

   AllianceBernstein VPS Value
   2009...................  272      7.95 -  8.46      2,258       3.09         1.29 - 2.59      17.90 -  19.48
   2008...................  274      6.74 -  7.08      1,914       2.24         1.29 - 2.59     -42.55 - -41.78
   2007...................  311     11.73 - 12.16      3,747       1.20         1.29 - 2.59      -6.66 -  -5.41
   2006...................  362     12.57 - 12.85      4,624       1.04         1.29 - 2.59      17.90 -  19.47
   2005 (af)..............  135     10.66 - 10.76      1,449       0.52         1.29 - 2.59       6.62 -   7.57

Investments in the
  American Century
  Variable Portfolios,
  Inc. Sub-Accounts:
   American Century VP Balanced
   2009...................    1     14.06 - 14.06         20       5.12         1.45 - 1.45      13.82 -  13.82
   2008...................    1     12.35 - 12.35         18       2.65         1.45 - 1.45     -21.48 - -21.48
   2007...................    2     15.73 - 15.73         24       2.84         1.45 - 1.45       3.42 -   3.42
   2006...................    3     15.21 - 15.36         50       2.24         1.35 - 1.45       8.05 -   8.15
   2005...................    4     14.08 - 14.20         53       1.94         1.35 - 1.45       3.43 -   3.53

Investments in the
  Dreyfus Socially
  Responsible Growth
  Fund, Inc.
  Sub-Account:
   Dreyfus Socially Responsible Growth Fund
   2009...................    3      5.71 -  8.99         25       0.91         1.15 - 1.65      31.57 -  32.23
   2008...................    3      4.34 -  6.80         20       1.11         1.15 - 1.65     -35.50 - -35.18
   2007...................   17      6.73 - 10.49        159       0.63         1.15 - 1.65       6.01 -   6.55
   2006...................   26      6.35 -  9.85        233       0.11         1.15 - 1.65       7.42 -   7.96
   2005...................   31      5.91 -  9.12        256       0.00         1.15 - 1.65       1.92 -   2.43

--------
(g)For the period beginning January 1, 2009 and ended September 25, 2009
(af)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Dreyfus Stock Index
  Fund Sub-Account:
   Dreyfus Stock Index Fund
   2009.................   53    $ 8.66 - 10.26     $  527       1.91%        1.15 - 1.85%     24.00 -  24.89%
   2008.................   73      6.98 -  8.22        565       1.97         1.15 - 1.85     -38.31 - -37.86
   2007.................  104     11.31 - 13.23      1,291       1.71         1.15 - 1.85       3.30 -   4.05
   2006.................  126     10.95 - 12.71      1,494       1.63         1.15 - 1.85      13.37 -  14.18
   2005.................  163      9.66 - 11.13      1,717       1.54         1.15 - 1.85       2.76 -   3.50

Investments in the
  Dreyfus Variable
  Investment Fund
  Sub-Accounts:
   VIF Growth & Income
   2009.................   13      9.06 - 10.07        122       1.23         1.15 - 2.00      26.21 -  27.31
   2008.................   16      6.22 -  7.91        120       0.65         1.15 - 1.85     -41.52 - -41.09
   2007.................   17     10.63 - 13.43        223       0.74         1.15 - 1.85       6.43 -   7.20
   2006.................   27      9.99 - 12.53        318       0.71         1.15 - 1.85      12.40 -  13.21
   2005.................   31      8.89 - 11.07        328       1.30         1.15 - 1.85       1.45 -   2.17

   VIF Money Market
   2009.................   97     10.35 - 12.18      1,064       0.17         1.15 - 1.85      -1.72 -   1.02
   2008.................  156     10.53 - 12.30      1,737       2.07         1.15 - 1.85       0.65 -   1.37
   2007.................   71     10.46 - 12.13        773       4.85         1.15 - 1.85       2.92 -   3.66
   2006.................   75     10.16 - 11.71        803       4.33         1.15 - 1.85       2.66 -   3.40
   2005.................   89      9.90 - 11.32        941       2.51         1.15 - 1.85       0.76 -   1.49

Investments in the
  DWS Variable Series I
  Sub-Accounts:
   DWS Bond VIP A
   2009.................   40     12.95 - 13.09        524       8.01         0.70 - 0.80       9.19 -   9.30
   2008.................   39     11.86 - 11.98        469       5.89         0.70 - 0.80     -17.44 - -17.35
   2007.................   56     14.36 - 14.49        916       4.16         0.70 - 0.80       3.34 -   3.44
   2006.................   57     13.90 - 14.01        799       4.01         0.70 - 0.80       3.88 -   3.98
   2005.................   85     13.38 - 13.47      1,143       3.39         0.70 - 0.80       1.78 -   1.89

   DWS Capital Growth VIP A
   2009.................  119     10.58 - 10.70      1,268       1.26         0.70 - 0.80      25.85 -  25.98
   2008.................  122      8.41 -  8.49      1,032       1.14         0.70 - 0.80     -33.52 - -33.45
   2007.................  133     12.65 - 12.76      1,694       0.58         0.70 - 0.80      11.69 -  11.80
   2006.................  156     11.32 - 11.41      1,779       0.63         0.70 - 0.80       7.66 -   7.77
   2005.................  239     10.52 - 10.59      2,527       0.80         0.70 - 0.80       8.09 -   8.20

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  DWS Variable Series I
  Sub-Accounts
  (continued):
   DWS Global Opportunities VIP A
   2009..................   54    $20.29 - 20.52     $1,100       1.61%        0.70 - 0.80%     47.02 -  47.17%
   2008..................   54     13.80 - 13.94        755       0.29         0.70 - 0.80     -50.37 - -50.32
   2007..................   62     27.81 - 28.07      1,728       1.19         0.70 - 0.80       8.45 -   8.56
   2006..................   70     25.64 - 25.85      1,799       1.06         0.70 - 0.80      21.10 -  21.23
   2005..................   89     21.17 - 21.33      1,899       0.60         0.70 - 0.80      17.25 -  17.36

   DWS Growth and Income VIP A
   2009..................   51      9.19 -  9.30        472       2.02         0.70 - 0.80      33.07 -  33.21
   2008..................   56      6.91 -  6.98        387       2.10         0.70 - 0.80     -38.81 - -38.74
   2007..................   56     11.29 - 11.39        635       1.56         0.70 - 0.80       0.54 -   0.64
   2006..................  110     11.23 - 11.32      1,240       0.92         0.70 - 0.80      12.72 -  12.83
   2005..................  116      9.96 - 10.03      1,160       1.25         0.70 - 0.80       5.22 -   5.33

   DWS International VIP A
   2009..................   46     11.19 - 11.32        524       4.25         0.70 - 0.80      32.45 -  32.58
   2008..................   49      8.45 -  8.54        415       1.59         0.70 - 0.80     -48.63 - -48.58
   2007..................   53     16.45 - 16.60        877       2.32         0.70 - 0.80      13.67 -  13.78
   2006..................   56     14.47 - 14.59        815       2.00         0.70 - 0.80      24.91 -  25.03
   2005..................   74     11.59 - 11.67        866       1.66         0.70 - 0.80      15.24 -  15.36

Investments in the
  DWS Variable Series II
  Sub-Accounts:
   DWS Balanced VIP A II
   2009..................  149     10.67 - 10.73      1,601       3.59         0.70 - 0.80      22.44 -  22.57
   2008..................  155      8.72 -  8.75      1,352       4.15         0.70 - 0.80     -27.91 - -27.84
   2007..................  169     12.09 - 12.13      2,051       3.22         0.70 - 0.80       4.00 -   4.10
   2006..................  179     11.63 - 11.65      2,090       2.62         0.70 - 0.80       9.36 -   9.47
   2005 (af).............  238     10.63 - 10.64      2,531       0.00         0.70 - 0.80       6.33 -   6.41

   DWS Money Market VIP A II
   2009..................   56     10.62 - 10.66        596       0.45         0.70 - 0.80       -0.47 - -0.37
   2008..................   87     10.67 - 10.70        935       2.62         0.70 - 0.80        1.83 -  1.93
   2007..................   98     10.48 - 10.50      1,033       4.98         0.70 - 0.80        4.16 -  4.27
   2006 (ag).............  101     10.06 - 10.07      1,013       1.27         0.70 - 0.80        0.64 -  0.66

--------
(ag)For the period beginning November 3, 2006, and ending December 31, 2006
(af)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  DWS Variable Series II
  Sub-Accounts
  (continued):
   DWS Small Cap Growth VIP A II
   2009..................    39   $ 8.91 -  8.96    $   347       0.00%        0.70 - 0.80%     39.48 -  39.62%
   2008..................    39     6.39 -  6.42        251       0.00         0.70 - 0.80     -49.91 - -49.86
   2007..................    36    12.76 - 12.79        465       0.00         0.70 - 0.80       5.35 -   5.45
   2006..................    47    12.11 - 12.13        576       0.00         0.70 - 0.80       4.43 -   4.53
   2005 (af).............    66    11.60 - 11.61        760       0.00         0.70 - 0.80      15.98 -  16.06

Investments in the
  Federated Insurance
  Series Sub-Account:
   Federated Prime Money Fund II
   2009.................. 1,287    10.35 - 11.77     15,995       0.41         1.15 - 1.85       -1.41 - -0.70
   2008..................   628    10.50 - 11.85      7,592       2.60         1.15 - 1.85        0.66 -  1.38
   2007..................   894    10.43 - 11.69     10,661       5.74         1.15 - 1.85        2.84 -  3.58
   2006..................   528    10.14 - 11.29      5,996       4.39         1.15 - 1.85        2.60 -  3.33
   2005..................   573     9.88 - 10.92      6,335       2.59         1.15 - 1.85        0.81 -  1.53

Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts:
   VIP Contrafund
   2009..................   526    12.89 - 16.86      7,153       1.28         1.15 - 1.65      33.49 -  34.16
   2008..................   630     9.65 - 12.57      6,435       0.90         1.15 - 1.65     -43.46 - -43.17
   2007..................   793    17.07 - 22.12     14,275       0.87         1.15 - 1.65      15.66 -  16.24
   2006..................   988    12.89 - 19.03     15,497       1.27         1.15 - 1.65       9.89 -  10.44
   2005.................. 1,152    11.73 - 17.23     16,506       0.28         1.15 - 1.65      15.03 -  15.60

   VIP Equity-Income
   2009..................   109     9.94 - 11.79      1,225       2.22         1.15 - 1.65      28.08 -  28.72
   2008..................   109     7.76 -  9.16        960       1.94         1.15 - 1.65     -43.60 - -43.31
   2007..................   179    13.76 - 16.15      2,782       1.54         1.15 - 1.65      -0.14 -   0.36
   2006..................   267    13.78 - 16.09      4,159       3.28         1.15 - 1.65      18.23 -  18.82
   2005..................   413    11.65 - 13.54      5,397       1.69         1.15 - 1.65       4.14 -   4.66

   VIP Growth
   2009..................   460     7.19 -  9.29      3,486       0.41         1.15 - 1.65      26.19 -  26.82
   2008..................   540     5.70 -  7.32      3,264       0.78         1.15 - 1.65     -48.03 - -47.77
   2007..................   643    10.97 - 14.02      7,458       0.84         1.15 - 1.65      24.88 -  25.51
   2006..................   827     8.78 - 11.17      7,662       0.42         1.15 - 1.65       5.11 -   5.63
   2005.................. 1,080     6.45 - 10.58      9,443       0.51         1.15 - 1.65       4.07 -   4.59

--------
(af)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts
  (continued):
   VIP High Income
   2009..................   115   $11.56 - 12.45    $ 1,314        7.37%       1.15 - 1.65%     41.60 -  42.31%
   2008..................   156     8.16 -  8.75      1,263        7.45        1.15 - 1.65     -26.21 - -25.84
   2007..................   233    11.06 - 11.80      2,567        7.51        1.15 - 1.65       1.10 -   1.60
   2006..................   298    10.94 - 11.61      3,249        6.94        1.15 - 1.65       9.42 -   9.97
   2005..................   379    10.00 - 10.56      3,766       14.71        1.15 - 1.65       1.02 -   1.53

   VIP Index 500
   2009..................   622     8.16 -  8.49      5,253        2.40        1.15 - 1.65      24.53 -  25.16
   2008..................   690     6.52 -  6.82      4,707        1.93        1.15 - 1.65     -38.03 - -37.72
   2007..................   904    10.47 - 11.01      9,912        3.62        1.15 - 1.65       3.70 -   4.23
   2006.................. 1,120    10.05 - 10.61     11,743        1.82        1.15 - 1.65      13.84 -  14.41
   2005.................. 1,435     8.27 -  8.78     13,080        1.82        1.15 - 1.65       3.11 -   3.63

   VIP Investment Grade Bond
   2009..................   147    15.53 - 16.19      2,376        8.84        1.25 - 1.65      13.83 -  14.29
   2008..................   184    13.64 - 14.16      2,600        4.51        1.25 - 1.65      -4.83 -  -4.45
   2007..................   234    14.33 - 14.82      3,460        4.47        1.25 - 1.65       2.63 -   3.04
   2006..................   286    13.97 - 14.39      4,096        4.24        1.25 - 1.65       2.65 -   3.06
   2005..................   352    13.61 - 13.96      4,901        3.72        1.25 - 1.65       0.52 -   0.93

   VIP Overseas
   2009..................   143     8.98 -  9.07      1,486        1.93        1.15 - 1.65      24.46 -  25.08
   2008..................   172     7.22 -  7.25      1,437        2.21        1.15 - 1.65     -44.73 - -44.45
   2007..................   241    13.05 - 15.56      3,642        3.37        1.15 - 1.65      15.38 -  15.96
   2006..................   287    11.25 - 13.48      3,724        0.89        1.15 - 1.65      16.15 -  16.73
   2005..................   314     9.64 - 11.61      3,514        0.65        1.15 - 1.65      17.10 -  17.69

Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)
   2009..................     9    10.14 - 10.36         88        1.57        1.35 - 1.60      30.29 -  30.62
   2008..................     5     7.93 -  7.93         40        1.75        1.35 - 1.35     -36.81 - -36.81
   2007..................     5    12.55 - 12.55         66        3.65        1.35 - 1.35      16.99 -  16.99
   2006..................     6    10.58 - 10.73         63        1.52        1.35 - 1.60       5.02 -   5.29
   2005..................     5    10.07 - 10.19         49        1.48        1.35 - 1.60       1.91 -   2.17

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Contrafund (Service Class 2)
   2009.................. 7,788   $ 9.01 - 10.79    $ 77,547      1.12%        1.29 - 2.59%     31.96 -  33.72%
   2008.................. 8,276     8.18 -  8.59      62,220      0.84         1.29 - 2.59     -44.18 - -43.43
   2007.................. 8,137    11.91 - 14.65     110,027      0.83         1.29 - 2.59      14.25 -  15.78
   2006.................. 6,413    10.29 - 12.82      77,840      1.11         1.29 - 2.59       2.91 -   8.55
   2005.................. 2,203    11.81 - 11.92      26,417      0.01         1.29 - 2.59      18.12 -  19.17

   VIP Equity-Income (Service Class 2)
   2009..................   106     9.59 - 10.32       1,018      1.75         1.35 - 2.00      27.29 -  28.13
   2008..................   151     7.49 -  8.10       1,130      1.67         1.35 - 2.00     -43.96 - -43.59
   2007..................   271    13.27 - 14.46       3,575      1.60         1.35 - 2.00      -0.76 -  -0.10
   2006..................   300    13.28 - 14.57       3,979      2.94         1.35 - 2.00      17.54 -  18.31
   2005..................   314    11.23 - 12.40       3,533      1.43         1.35 - 2.00       4.15 -  23.99

   VIP Freedom 2010 Portfolio (Service Class 2)
   2009..................   969     9.67 - 10.14       9,706      3.65         1.29 - 2.54      20.81 -  22.36
   2008.................. 1,046     8.03 -  8.29       8,586      3.77         1.29 - 2.44     -27.00 - -26.13
   2007..................   566    11.04 - 11.22       6,320      2.89         1.29 - 2.24       5.98 -   7.02
   2006 (ah).............   328    10.42 - 10.48       3,433      2.90         1.29 - 2.24       4.15 -   4.83

   VIP Freedom 2020 Portfolio (Service Class 2)
   2009..................   775     9.25 -  9.60       7,366      3.23         1.29 - 2.29      25.60 -  26.89
   2008..................   724     7.39 -  7.57       5,433      2.80         1.29 - 2.19     -34.27 - -33.67
   2007..................   581    11.28 - 11.41       6,602      2.88         1.29 - 1.99       7.77 -   8.84
   2006 (ah).............   198    10.46 - 10.51       2,075      2.67         1.29 - 1.99       4.63 -   5.13

   VIP Freedom 2030 Portfolio (Service Class 2)
   2009..................   318     8.85 -  9.12       2,867      2.12         1.29 - 2.09      28.44 -  29.49
   2008..................   284     6.93 -  7.04       1,987      2.69         1.29 - 1.89     -39.34 - -38.97
   2007..................   194    11.42 - 11.54       2,226      2.46         1.29 - 1.89       8.97 -   9.64
   2006 (ah).............   109    10.48 - 10.52       1,146      2.56         1.29 - 1.89       4.79 -   5.22

   VIP Freedom Income Portfolio (Service Class 2)
   2009..................   345    10.42 - 10.82       3,692      3.70         1.29 - 2.29      12.01 -  13.16
   2008..................   275     9.40 -  9.56       2,616      4.16         1.29 - 1.89     -12.39 - -11.86
   2007..................   179    10.73 - 10.84       1,936      5.64         1.29 - 1.89       3.90 -   4.54
   2006 (ah).............    54    10.33 - 10.37         561      5.44         1.29 - 1.89       3.31 -   3.73

--------
(ah)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Growth & Income (Service Class 2)
   2009.................. 1,061   $ 9.24 -  9.83    $10,243        0.84%       1.29 - 2.59%     23.73 -  25.38%
   2008.................. 1,138     7.47 -  7.84      8,791        0.99        1.29 - 2.59     -43.41 - -42.65
   2007.................. 1,126    13.19 - 13.67     15,234        1.45        1.29 - 2.59       8.95 -  10.41
   2006.................. 1,180    12.11 - 12.38     14,521        0.53        1.29 - 2.59       9.94 -  11.40
   2005 (af).............   621    11.02 - 11.11      6,884        0.00        1.29 - 2.59      10.16 -  11.14

   VIP Growth (Service Class 2)
   2009..................    35     6.82 -  7.12        250        0.15        1.35 - 1.85      25.60 -  26.24
   2008..................    63     5.43 -  5.64        359        0.61        1.35 - 1.85     -48.29 - -48.02
   2007..................    66    10.49 - 10.86        722        0.40        1.35 - 1.85      24.30 -  24.94
   2006..................    75     8.44 -  8.69        654        0.17        1.35 - 1.85       4.61 -   5.14
   2005..................    86     8.07 -  8.26        717        0.26        1.35 - 1.85       3.56 -   4.08

   VIP Growth Stock (Service Class 2)
   2009..................   176     8.83 -  9.16      1,594        0.05        1.29 - 2.29      41.12 -  42.56
   2008..................   187     6.25 -  6.43      1,192        0.00        1.29 - 2.29     -46.04 - -45.49
   2007..................   147    11.67 - 11.79      1,724        0.00        1.29 - 1.89      19.99 -  20.73
   2006 (ah).............    47     9.73 -  9.77        456        0.00        1.29 - 1.89      -2.74 -  -2.34

   VIP High Income (Service Class 2)
   2009..................   669    11.54 - 12.19      8,136        7.88        1.29 - 2.44      39.97 -  41.61
   2008..................   785     8.24 -  8.61      6,771        8.10        1.29 - 2.44     -26.97 - -26.11
   2007..................   964    11.29 - 11.65     11,264        8.39        1.29 - 2.44       0.03 -   1.21
   2006..................   950    11.28 - 11.51     11,001        9.54        1.29 - 2.44       8.32 -   9.60
   2005..................   549    10.41 - 10.50      5,887       14.03        1.29 - 2.59       4.05 -   4.98

   VIP Index 500 (Service Class 2)
   2009..................   873     8.34 -  8.71      7,544        2.27        1.29 - 2.44      23.22 -  24.67
   2008..................   871     6.77 -  6.98      6,059        2.16        1.29 - 2.44     -38.70 - -37.97
   2007..................   805    11.04 - 11.26      9,066        3.44        1.29 - 2.44       2.60 -   3.82
   2006..................   358    10.76 - 10.85      3,927        0.99        1.29 - 2.44       7.61 -   8.46
   2005..................   184     9.58 -  9.81      1,797        1.62        1.35 - 1.85       2.63 -   3.15

--------
(af)For the period beginning April 29, 2005, and ended December 31, 2005
(ah)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Investment Grade Bond (Service Class 2)
   2009..................    <1   $13.06 - 13.06    $     1       9.98%        1.50 - 1.50%     13.74 -  13.74%
   2008..................     1    11.48 - 11.48          7       5.56         1.50 - 1.50     -4.91 -   -4.91
   2007..................     1    12.08 - 12.08         18       4.44         1.50 - 1.50       2.51 -   2.51
   2006..................     2    11.78 - 11.78         21       3.44         1.50 - 1.50       2.58 -   2.58
   2005..................     2    11.49 - 11.49         24       3.40         1.50 - 1.50       0.37 -   0.37

   VIP Mid Cap (Service Class 2)
   2009.................. 1,917     9.27 - 11.85     20,438       0.44         1.29 - 2.59      36.13 -  37.95
   2008.................. 2,113     8.70 -  9.14     16,457       0.25         1.29 - 2.59     -41.17 - -40.39
   2007.................. 2,415    11.27 - 14.80     32,122       0.51         1.29 - 2.59      12.34 -  13.84
   2006.................. 1,846    13.17 - 13.47     22,815       0.11         1.29 - 2.59      10.96 -  31.72
   2005 (af).............   703    12.04 - 12.14      8,508       0.00         1.29 - 2.44      20.41 -  21.36

   VIP Money Market (Service Class 2)
   2009.................. 2,328    10.00 - 10.16     24,330       0.50         1.25 - 2.59     -2.13 -   -0.04
   2008.................. 2,544    10.38 - 10.76     27,082       2.16         1.29 - 2.59       0.11 -   1.44
   2007..................   915    10.41 - 10.60      9,648       3.91         1.29 - 2.39       2.44 -   3.60
   2006 (ah)............. 1,088    10.16 - 10.23     11,107       2.58         1.29 - 2.39       1.58 -   2.35

   VIP Overseas (Service Class 2)
   2009..................     9    10.31 - 10.78         98       1.36         1.35 - 1.85      23.89 -  24.52
   2008..................    17     8.32 -  8.65        149       3.22         1.35 - 1.85     -45.00 - -44.72
   2007..................    11    15.13 - 15.65        182       3.04         1.35 - 1.85      14.88 -  15.46
   2006..................     9    13.17 - 13.56        135       0.51         1.35 - 1.85      16.19 -  31.73
   2005 (af).............     6    11.67 - 16.58         74       0.49         1.35 - 1.80      16.65 -  17.18

Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts:
   Franklin Flex Cap Growth Securities
   2009..................   397    10.32 - 10.98      4,282       0.00         1.29 - 2.59      29.53 -  31.25
   2008..................   437     7.97 -  8.36      3,600       0.12         1.29 - 2.59     -36.99 - -36.15
   2007..................   428    12.64 - 13.10      5,546       0.13         1.29 - 2.59      11.35 -  12.84
   2006..................   410    11.35 - 11.61      4,725       0.01         1.29 - 2.59       3.85 -  13.54
   2005 (af).............   131    11.09 - 11.18      1,457       0.15         1.29 - 2.44      10.90 -  11.78

--------
(af)For the period beginning April 29, 2005, and ended December 31, 2005
(ah)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Franklin Growth and Income Securities
   2009..............  3,531  $11.89 - 13.17    $ 45,548      4.62%        1.29 - 2.69%     23.15 -  24.92%
   2008..............  4,023    9.66 - 10.54      41,666      3.28         1.29 - 2.69     -36.89 - -35.98
   2007..............  4,938   15.30 - 16.47      80,067      2.34         1.29 - 2.69      -6.31 - - 4.96
   2006..............  5,458   16.34 - 17.33      93,369      2.40         1.29 - 2.69      13.62 -  15.25
   2005..............  5,741   14.38 - 15.03      85,475      2.65         1.29 - 2.69       0.74 -   2.18

   Franklin High Income Securities
   2009..............    908   11.82 - 12.76      11,343      6.81         1.28 - 2.59      39.00 -  40.88
   2008..............    850    8.57 -  9.06       7,572      9.95         1.28 - 2.44     -25.25 - -24.35
   2007..............  1,006   11.46 - 11.97      11,886      6.29         1.28 - 2.44       0.20 -   1.40
   2006..............  1,172   11.44 - 11.80      13,689      6.41         1.28 - 2.44       6.70 -   7.98
   2005..............  1,146   10.72 - 10.93      12,447      6.61         1.28 - 2.44       0.80 -   2.00

   Franklin Income Securities
   2009.............. 16,850   11.64 - 12.56     207,946      7.91         1.28 - 2.59      32.09 -  33.87
   2008.............. 19,065    8.81 -  9.38     176,274      5.71         1.28 - 2.59     -31.48 - -30.55
   2007.............. 23,607   12.86 - 13.51     315,068      3.56         1.28 - 2.59       1.06 -   2.43
   2006.............. 20,822   12.73 - 13.19     272,191      3.26         1.28 - 2.59      15.19 -  16.74
   2005.............. 12,501   11.05 - 11.30     140,500      3.28         1.28 - 2.59       0.31 -  10.50

   Franklin Large Cap Growth Securities
   2009..............  5,184    9.36 -  9.98      51,013      1.35         1.29 - 2.49      26.50 -  28.06
   2008..............  5,906    7.40 -  7.79      45,512      1.33         1.29 - 2.49     -36.16 - -35.37
   2007..............  6,664   11.57 - 12.06      79,677      0.79         1.29 - 2.54       3.52 -   4.85
   2006..............  5,670   11.18 - 11.50      64,820      0.76         1.29 - 2.54       9.47 -  11.79
   2005..............  2,903   10.35 - 10.51      30,389      0.29         1.29 - 2.49      -0.24 -   3.49

   Franklin Small Cap Value Securities
   2009..............  2,387   10.66 - 16.28      40,027      1.60         1.28 - 2.69      25.68 -  27.51
   2008..............  2,695    8.36 - 12.95      35,580      1.18         1.28 - 2.69     -34.82 - -33.87
   2007..............  3,302   12.64 - 19.87      66,006      0.68         1.28 - 2.69      -5.02 -  -3.63
   2006..............  3,842   13.12 - 20.92      78,437      0.66         1.28 - 2.69      13.84 -  15.50
   2005..............  3,217   11.36 - 18.38      59,475      0.70         1.28 - 2.69       5.85 -  13.57

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Franklin Small Mid-Cap Growth Securities
   2009..............    151  $15.62 - 18.29    $  2,308      0.00%        1.15 - 2.34%     40.22 -  41.93%
   2008..............    158   11.14 - 12.89       1,742      0.00         1.15 - 2.34     -43.84 - -43.15
   2007..............    183   19.84 - 22.67       3,480      0.00         1.15 - 2.34       8.62 -   9.96
   2006..............    215   18.26 - 20.62       3,789      0.00         1.15 - 2.34       6.16 -   7.45
   2005..............    231   17.20 - 19.19       3,826      0.00         1.15 - 2.34       2.34 -   3.59

   Franklin U.S. Government
   2009..............  3,519   11.18 - 12.13      41,848      3.63         1.29 - 2.69       0.32 -   1.76
   2008..............  3,759   11.15 - 11.92      44,053      5.07         1.29 - 2.69       4.70 -   6.20
   2007..............  2,255   10.65 - 11.22      25,035      4.63         1.29 - 2.69       3.72 -   5.22
   2006..............  1,941   10.27 - 10.66      20,542      4.27         1.29 - 2.69       1.23 -   2.68
   2005..............  1,485   10.14 - 10.39      15,353      4.40         1.29 - 2.69      -0.34 -   1.09

   Mutual Global Discovery Securities (h)
   2009..............  2,263    9.98 - 10.48      24,825      1.11         1.29 - 2.59      20.12 -  21.73
   2008..............  2,484    8.31 -  8.61      22,418      2.32         1.29 - 2.59     -30.31 - -29.38
   2007..............  2,548   11.93 - 12.19      32,766      1.53         1.29 - 2.54       8.99 -  10.40
   2006..............  1,515   10.95 - 13.85      18,246      0.68         1.29 - 2.54       9.47 -  21.47
   2005 (af).........    248   11.32 - 11.40       2,826      0.38         1.29 - 2.44      13.16 -  14.05

   Mutual Shares Securities
   2009..............  9,119   12.90 - 18.17     117,555      1.83         1.15 - 2.69      22.66 -  24.61
   2008.............. 10,508   10.51 - 14.59     109,605      2.92         1.15 - 2.69     -38.80 - -37.83
   2007.............. 13,307   17.18 - 23.46     223,678      1.50         1.15 - 2.69       0.68 -   2.29
   2006.............. 13,386   17.06 - 22.93     219,784      1.27         1.15 - 2.69      15.21 -  17.03
   2005.............. 10,392   14.81 - 19.60     147,674      0.87         1.15 - 2.69       7.59 -   9.29

   Templeton Developing Markets Securities
   2009..............    910   30.81 - 33.61      29,859      4.09         1.29 - 2.49      68.30 -  70.37
   2008..............  1,006   18.19 - 19.73      19,433      2.78         1.29 - 2.59     -53.93 - -53.32
   2007..............  1,213   27.76 - 39.48      50,314      2.27         1.15 - 2.59      25.43 -  27.31
   2006..............  1,202   21.81 - 31.48      39,374      1.08         1.15 - 2.59      24.78 -  26.63
   2005..............  1,123   17.22 - 25.23      29,194      1.15         1.15 - 2.59      24.14 -  72.20

--------
(h)Previously known as Mutual Discovery Securities
(af)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Templeton Foreign Securities
   2009...............  8,365  $13.26 - 17.10    $134,982       3.25%       1.15 - 2.69%     33.36 -  35.48%
   2008...............  9,583    9.79 - 12.82     115,017       2.41        1.15 - 2.69     -41.98 - -41.06
   2007............... 11,824   16.61 - 22.10     240,018       2.01        1.15 - 2.69      12.34 -  14.13
   2006............... 11,793   14.55 - 19.68     206,971       1.24        1.15 - 2.69      18.19 -  20.06
   2005...............  8,679   12.12 - 16.65     125,225       1.09        1.15 - 2.69       7.21 -   8.91

   Templeton Global Bond Securities (i)
   2009...............    131   19.42 - 27.33       2,855      13.65        1.15 - 2.39      15.85 -  17.33
   2008...............    152   16.76 - 23.30       2,867       3.98        1.15 - 2.39       3.67 -   4.99
   2007...............    199   16.17 - 22.19       3,587       2.92        1.15 - 2.39       8.34 -   9.73
   2006...............    219   14.92 - 20.22       3,600       3.13        1.15 - 2.39      10.08 -  11.48
   2005...............    272   13.56 - 18.14       4,101       6.12        1.15 - 2.39      -4.18 -  -5.39

   Templeton Growth Securities
   2009...............    106   10.69 - 15.51       1,542       2.84        1.15 - 1.85      28.68 -  29.60
   2008...............    122    8.31 - 11.97       1,369       1.70        1.15 - 1.85     -43.39 - -42.98
   2007...............    190   14.68 - 20.99       3,731       1.43        1.15 - 1.85       0.44 -   1.17
   2006...............    288   14.62 - 20.75       5,395       1.29        1.15 - 1.85      19.56 -  20.42
   2005...............    375   12.23 - 17.23       5,988       1.16        1.15 - 1.85       6.86 -   7.62

Investments in the
  Goldman Sachs
  Variable Insurance
  Trust Sub-Accounts:
   VIT Capital Growth
   2009...............      4    6.99 - 10.62          31       0.47        1.15 - 1.65      45.33 -  46.06
   2008...............      4    4.81 -  7.27          21       0.13        1.15 - 1.65     -42.71 - -42.42
   2007...............      4    8.40 - 12.63          40       0.14        1.15 - 1.65       8.32 -   8.87
   2006...............      7    7.75 - 11.60          62       0.11        1.15 - 1.65       6.79 -   7.32
   2005...............      9    7.26 - 10.81          74       0.14        1.15 - 1.65       1.26 -   1.77

   VIT Growth and Income
   2009...............    617    9.07 -  9.65       5,856       1.74        1.29 - 2.59      15.25 -  16.79
   2008...............    623    7.87 -  8.27       5,075       1.81        1.29 - 2.59     -35.43 - -34.57
   2007...............    779   12.19 - 12.63       9,743       1.89        1.29 - 2.59      -2.35 -  -1.04
   2006...............    712   12.49 - 12.77       9,037       2.04        1.29 - 2.59      19.46 -  21.05
   2005...............    429   10.45 - 10.55       4,518       3.04        1.29 - 2.59       4.53 -   5.46

--------
(i)Previously known as Templeton Global Income Securities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Goldman Sachs
  Variable Insurance
  Trust Sub-Accounts
  (continued):
   VIT Mid Cap Value
   2009...............   485   $10.22 - 10.88    $ 5,208       1.72%        1.29 - 2.59%     29.70 -  31.43%
   2008...............   539     7.88 -  8.27      4,412       0.98         1.29 - 2.59     -38.36 - -37.53
   2007...............   685    12.79 - 13.25      8,995       0.76         1.29 - 2.59      -0.02 -   1.32
   2006...............   789    12.79 - 13.07     10,255       1.04         1.29 - 2.59      13.16 -  14.67
   2005...............   667    11.30 - 11.40      7,597       1.06         1.29 - 2.59      13.00 -  14.01

   VIT Strategic International Equity
   2009...............    <1     7.97 - 11.22          3       1.73         1.15 - 1.65      26.58 -  27.21
   2008...............   < 1     8.82 -  8.82          2       2.45         1.15 - 1.15     -46.09 - -46.09
   2007...............   < 1    16.36 - 16.36          6       1.34         1.15 - 1.15       5.68 -   5.68
   2006...............   < 1    15.48 - 15.48          7       0.56         1.15 - 1.15      20.71 -  20.71
   2005...............     3    12.42 - 12.82         33       0.30         1.15 - 1.59      11.92 -  12.41

   VIT Structured Small Cap Equity
   2009............... 1,338     8.01 - 14.18     11,301       1.09         1.15 - 2.59      24.37 -  26.21
   2008............... 1,537     6.44 - 11.24     10,299       0.61         1.15 - 2.59     -35.56 - -34.60
   2007............... 1,877    10.00 - 17.18     19,319       0.38         1.15 - 2.59     -18.88 - -17.67
   2006............... 1,871    12.32 - 20.87     23,572       0.81         1.15 - 2.59       9.37 -  10.99
   2005............... 1,214    11.27 - 18.80     13,903       0.42         1.15 - 2.59       4.86 -  12.67

   VIT Structured U.S. Equity Fund
   2009...............   945     8.54 -  9.09      8,434       1.96         1.29 - 2.59      18.01 -  19.58
   2008............... 1,068     7.24 -  7.60      8,002       1.54         1.29 - 2.59     -38.18 - -37.36
   2007............... 1,182    11.71 - 12.13     14,182       1.09         1.29 - 2.59      -4.89 -  -3.61
   2006............... 1,117    12.31 - 13.81     13,962       1.32         1.15 - 2.59       9.98 -  11.60
   2005...............   668    11.20 - 12.38      7,517       1.35         1.15 - 2.59      11.95 -   5.30

Investments in the
  Janus Aspen Series
  Sub-Account:
   Forty Portfolio
   2009...............     1    14.58 - 14.58         17       0.04         1.50 - 1.50      44.14 -  44.14
   2008...............     1    10.11 - 10.11         12       0.15         1.50 - 1.50     -44.99 - -44.99
   2007...............     1    18.39 - 18.39         23       0.40         1.50 - 1.50      34.93 -  34.93
   2006...............     2    13.63 - 13.63         22       0.35         1.50 - 1.50       7.71 -   7.71
   2005...............     2    12.65 - 12.65         21       0.21         1.50 - 1.50      11.16 -  11.16

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Janus Aspen Series
  (Service Shares)
  Sub-Account:
   Foreign Stock (Service Shares)
   2008 (aa)(ac)......   --         N/A - N/A      $--         0.00%        0.00 - 0.00%          N/A - N/A
   2007...............    2    $22.14 - 22.14       54         1.44         1.50 - 1.50      16.47 -  16.47%
   2006...............    2     19.01 - 19.01       47         1.59         1.50 - 1.50      16.29 -  16.29
   2005...............    2     16.35 - 16.35       40         0.77         1.50 - 1.50       4.65 -   4.65

   Overseas (Service Shares) (j)
   2009...............   --         N/A - N/A       --         0.75         1.50 - 1.50      76.39 -  76.39
   2008 (ab)(ac)......    2      9.70 -  9.70       24         0.00         1.50 - 1.50       0.00 -   0.00

Investments in the
  Lazard Retirement
  Series, Inc.
  Sub-Account:
   Emerging Markets Equity
   2009...............   <1     44.78 - 44.78        1         2.57         1.50 - 1.50      67.30 -  67.30
   2008...............  < 1     26.77 - 26.77        1         0.25         1.50 - 1.50     -49.49 - -49.49
   2007...............  < 1     52.99 - 52.99       21         0.99         1.50 - 1.50      31.30 -  31.30
   2006...............    1     40.36 - 40.36       24         0.53         1.50 - 1.50      28.00 -  28.00
   2005...............    1     31.35 - 31.35       22         0.21         1.50 - 1.50      38.67 -  38.67

Investments in the
  Legg Mason Variable
  Income Trust
  Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental Value Portfolio--Class I (k)
   2009...............   <1      7.56 -  7.56        1         1.34         1.50 - 1.50      27.42 -  27.42
   2008...............  < 1      5.93 -  5.93        1         0.52         1.50 - 1.50     -37.53 - -37.53
   2007 (ai)..........    1      9.50 -  9.50        8         2.50         1.50 - 1.50      -5.01 -  -5.01

--------
(j)Previously known as International Growth (Service Shares)
(k)Previously known as Legg Mason Variable Fundamental Value Portfolio
(aa)For the period beginning January 1, 2008 and ended April 29, 2008
(ab)For the period beginning April 30, 2008 and ended December 31, 2008
(ac)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)
(ai)For the period beginning May 1, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Legg Mason Partners
  Variable Portfolios I,
  Inc Sub-Accounts:
   Legg Mason ClearBridge Variable Investors Portfolio--Class I (l)
   2009..................   < 1   $10.64 - 10.64    $     1       1.78%        1.50 - 1.50%     22.63 -  22.63%
   2008..................   < 1     8.67 -  8.67          1       0.30         1.50 - 1.50     -36.59 - -36.59
   2007..................     1    13.68 - 13.68         10       1.32         1.50 - 1.50       2.33 -   2.33
   2006..................     1    13.37 - 13.37          9       1.65         1.50 - 1.50      16.49 -  16.49
   2005..................     1    11.47 - 11.47          8       1.19         1.50 - 1.50       4.93 -   4.93

Investments in the
  Lord Abbett Series
  Fund Sub-Account:
   All Value
   2009..................   919    11.22 - 12.03     10,849       0.17         1.29 - 2.59      22.71 -  24.35
   2008..................   979     9.15 -  9.68      9,341       0.51         1.29 - 2.59     -30.52 - -29.59
   2007.................. 1,132    13.16 - 13.74     15,380       0.52         1.29 - 2.59       3.94 -   5.34
   2006.................. 1,138    12.66 - 13.05     14,734       0.69         1.29 - 2.59      11.68 -  13.17
   2005..................   772    11.34 - 11.53      8,862       0.54         1.29 - 2.59       5.58 -  13.40

   Bond-Debenture
   2009.................. 2,796    11.81 - 12.66     34,857       6.50         1.29 - 2.59      30.83 -  32.58
   2008.................. 3,000     9.03 -  9.55     28,306       6.49         1.29 - 2.59     -19.67 - -18.60
   2007.................. 3,599    11.24 - 11.73     41,845       6.73         1.29 - 2.59       3.42 -   4.81
   2006.................. 3,077    10.86 - 11.19     34,209       7.41         1.29 - 2.59       6.50 -   7.92
   2005.................. 1,735    10.20 - 10.37     17,927       8.07         1.29 - 2.59       0.00 -   2.01

   Growth and Income
   2009.................. 2,661     9.02 -  9.67     25,385       0.92         1.29 - 2.59      15.82 -  17.36
   2008.................. 3,013     7.79 -  8.24     24,562       1.34         1.29 - 2.59     -38.07 - -37.24
   2007.................. 3,879    12.58 - 13.14     50,506       1.34         1.29 - 2.59       0.74 -   2.10
   2006.................. 3,372    12.49 - 12.87     43,120       1.52         1.29 - 2.59      14.25 -  15.76
   2005.................. 2,117    10.93 - 11.11     23,456       1.60         1.29 - 2.59       1.92 -   9.32

   Growth Opportunities
   2009.................. 1,108    12.09 - 12.86     14,019       0.00         1.29 - 2.44      42.00 -  43.67
   2008.................. 1,279     8.52 -  8.95     11,306       0.00         1.29 - 2.44     -39.75 - -39.04
   2007.................. 1,443    14.09 - 14.69     20,969       0.00         1.29 - 2.54      18.19 -  19.71
   2006.................. 1,072    11.92 - 12.27     13,057       0.00         1.29 - 2.54       6.51 -  19.22
   2005..................   459    11.35 - 11.52      5,268       0.00         1.29 - 2.44       3.28 -  13.51

--------
(l)Previously known as Legg Mason Variable Investors Portfolio I
(ak)For the period beginning January 1, 2007 and ended April 30, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Lord Abbett Series
  Fund Sub-Account
  (continued):
   Mid-Cap Value
   2009................. 2,856   $ 9.13 -  9.79    $27,522       0.45%        1.29 - 2.59%     23.33 -  24.98%
   2008................. 3,371     7.40 -  7.83     26,079       1.19         1.29 - 2.59     -40.93 - -40.14
   2007................. 4,024    12.53 - 13.08     52,147       0.45         1.29 - 2.59      -2.04 -  -0.72
   2006................. 3,997    12.79 - 13.18     52,336       0.57         1.29 - 2.59       9.33 -  10.79
   2005................. 3,079    11.70 - 11.90     36,499       0.74         1.29 - 2.59       6.83 -  17.01

Investments in the
  MFS Variable
  Insurance Trust
  Sub-Accounts:
   MFS Growth
   2009.................   103     5.55 - 11.93        894       0.33         1.15 - 1.65      35.42 -  36.10
   2008.................   113     4.10 -  8.77        766       0.24         1.15 - 1.65     -38.44 - -38.13
   2007.................   158     6.66 - 14.17      1,718       0.00         1.15 - 1.65      19.18 -  19.78
   2006.................   247     5.59 - 11.83      2,192       0.00         1.15 - 1.65       6.13 -   6.66
   2005.................   319     5.27 - 11.09      2,641       0.00         1.15 - 1.65       7.41 -   7.94

   MFS High Income
   2009.................    40    12.90 - 13.45        527       7.56         1.25 - 1.65      43.17 -  43.74
   2008.................    49     9.01 -  9.36        453       9.92         1.25 - 1.65     -29.66 - -29.38
   2007.................    55    12.81 - 13.25        729       6.92         1.25 - 1.65       0.09 -   0.50
   2006.................    56    12.80 - 13.18        732       7.62         1.25 - 1.65       8.57 -   9.01
   2005.................    73    11.79 - 12.09        873       6.89         1.25 - 1.65       0.49 -   0.89

   MFS Investors Trust
   2009.................   186     8.52 - 10.42      1,740       1.59         1.15 - 1.65      24.82 -  25.45
   2008.................   225     6.83 -  8.31      1,689       0.87         1.15 - 1.65     -34.18 - -33.85
   2007.................   278    11.06 - 12.56      3,171       0.87         1.15 - 1.65       8.49 -   9.04
   2006.................   334    10.20 - 11.52      3,493       0.50         1.15 - 1.65      11.15 -  11.71
   2005.................   401     8.60 - 10.31      3,774       0.55         1.15 - 1.65       5.56 -   6.09

   MFS New Discovery
   2009.................   147    14.40 - 19.08      2,154       0.00         1.15 - 1.65      60.51 -  61.32
   2008.................   165     8.97 - 11.82      1,524       0.00         1.15 - 1.65     -40.32 - -40.02
   2007.................   199    11.78 - 15.04      3,080       0.00         1.15 - 1.65       0.83 -   1.34
   2006.................   226    14.91 - 19.46      3,434       0.00         1.15 - 1.65      11.37 -  11.92
   2005.................   261     8.56 - 10.39      3,548       0.00         1.15 - 1.65       3.53 -   4.02

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable
  Insurance Trust
  Sub-Accounts
  (continued):
   MFS Research
   2009.................   80    $ 7.16 -  9.45     $  670       1.44%        1.15 - 1.65%     28.41 -  29.05%
   2008.................   91      5.58 -  7.32        597       0.54         1.15 - 1.65     -37.13 - -36.82
   2007.................  115      8.87 - 11.58      1,185       0.68         1.15 - 1.65      11.34 -  11.90
   2006.................  152      7.97 - 10.35      1,421       0.53         1.15 - 1.65       8.67 -   9.22
   2005.................  205      7.33 -  9.48      1,755       0.47         1.15 - 1.65       6.04 -   6.57

   MFS Research Bond
   2009.................   89     15.77 - 16.44      1,458       4.32         1.25 - 1.65      14.26 -  14.72
   2008.................  117     13.80 - 14.33      1,660       3.15         1.25 - 1.65      -3.96 -  -3.58
   2007.................  149     14.37 - 14.86      2,205       3.45         1.25 - 1.65       2.49 -   2.91
   2006.................  173     14.02 - 14.44      2,489       4.09         1.25 - 1.65       2.35 -   2.76
   2005.................  214     13.70 - 14.05      2,997       5.20         1.25 - 1.65      -0.14 -   0.26

   MFS Utilities
   2009.................   14     17.71 - 18.22        254       4.15         1.35 - 1.65      31.04 -  31.43
   2008.................   11     13.51 - 13.86        146       1.16         1.35 - 1.65     -38.69 - -38.51
   2007.................   20     22.04 - 22.75        442       1.01         1.15 - 1.65      25.79 -  26.43
   2006.................   20     17.52 - 18.00        350       1.73         1.15 - 1.65      29.12 -  79.97
   2005.................   13     13.57 - 13.80        173       0.52         1.35 - 1.65      15.28 -  35.71

Investments in the MFS
  Variable Insurance
  Trust (Service Class)
  Sub-Accounts:
   MFS Growth (Service Class)
   2009.................   35      8.24 -  8.61        292       0.03         1.35 - 1.85      34.79 -  35.47
   2008.................   57      6.11 -  6.36        358       0.00         1.35 - 1.85     -38.70 - -38.39
   2007.................   52      9.98 - 10.32        536       0.00         1.35 - 1.85      18.63 -  19.23
   2006.................   66      8.41 -  8.66        569       0.00         1.35 - 1.85       5.63 -   6.16
   2005.................   78      7.96 -  8.15        634       0.00         1.35 - 1.85       6.91 -   7.46

   MFS Investors Trust (Service Class)
   2009.................   21      9.08 -  9.49        198       1.40         1.35 - 1.85      24.22 -  24.85
   2008.................   34      7.31 -  7.60        256       0.61         1.35 - 1.85     -34.49 - -34.16
   2007.................   59     11.16 - 11.55        676       0.63         1.35 - 1.85       7.99 -   8.54
   2006.................   72     10.34 - 10.64        759       0.26         1.35 - 1.85      10.61 -  11.18
   2005.................   77      9.34 -  9.57        733       0.31         1.35 - 1.85       5.05 -   5.58

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable
  Insurance Trust
  (Service Class)
  Sub-Accounts
  (continued):
   MFS New Discovery (Service Class)
   2009................     29  $ 9.54 -  9.96    $    286      0.00%        1.35 - 1.85%     59.91 -  60.72%
   2008................     43    5.96 -  6.20         263      0.00         1.35 - 1.85     -40.64 - -40.34
   2007................     71   10.05 - 10.39         739      0.00         1.35 - 1.85       0.35 -   0.86
   2006................    106   10.01 - 10.30       1,084      0.00         1.35 - 1.85      10.85 -  11.41
   2005................    116    9.03 -  9.25       1,075      0.00         1.35 - 1.85       3.09 -   3.62

   MFS Research (Service Class)
   2009................     19    8.73 -  9.12         174      1.09         1.35 - 1.85      27.79 -  28.44
   2008................     23    6.83 -  7.10         161      0.32         1.35 - 1.85     -37.44 - -37.12
   2007................     41   10.92 - 11.29         456      0.51         1.35 - 1.85      10.83 -  11.40
   2006................     46    9.85 - 10.14         464      0.31         1.35 - 1.85       8.17 -   8.72
   2005................     47    9.11 -  9.32         439      0.30         1.35 - 1.85       5.59 -   6.12

   MFS Utilities (Service Class)
   2009................     78   14.78 - 18.88       1,367      4.06         1.35 - 2.00      30.21 -  31.08
   2008................     80   10.85 - 11.28       1,080      1.36         1.35 - 1.85     -38.96 - -38.65
   2007................     96   17.77 - 18.38       2,075      0.86         1.35 - 1.85      25.19 -  25.83
   2006................    100   14.20 - 14.61       1,715      1.80         1.35 - 1.85      28.55 -  29.20
   2005................    102   11.04 - 11.31       1,352      0.68         1.35 - 1.85      14.42 -  15.00

Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts:
   Aggressive Equity
   2009................  1,101    8.45 - 10.26      13,824      0.00         0.70 - 1.85      66.36 -  68.28
   2008................  1,256    5.53 -  6.10       9,507      0.22         0.70 - 1.98     -49.87 - -49.22
   2007................  1,607   11.02 - 12.00      24,269      0.00         0.70 - 1.98      17.30 -  18.82
   2006................  2,252    9.36 - 10.10      28,821      0.00         0.70 - 2.05       5.66 -   7.09
   2005................  2,887    8.86 -  9.43      30,046      0.00         0.70 - 2.05      20.68 -  22.31

   Capital Opportunities
   2009................  5,606    8.74 -  8.86     191,503      0.37         0.70 - 2.05      67.85 -  70.12
   2008................  6,492    5.21 -  5.21     132,556      0.27         0.70 - 2.05     -48.69 - -47.99
   2007................  7,901   10.01 - 10.15     314,113      0.53         0.70 - 2.05      17.10 -  18.70
   2006................ 10,130    8.43 -  8.67     351,734      0.00         0.70 - 2.05       2.08 -   3.46
   2005................ 13,231    8.15 -  8.49     459,943      0.00         0.70 - 2.05      15.77 -  17.33

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Dividend Growth
   2009...............  7,306  $ 9.10 - 10.90    $178,672      1.84%        0.70 - 2.05%     21.78 -  23.44%
   2008...............  8,577    7.47 -  8.83     171,791      0.49         0.70 - 2.05     -37.65 - -36.80
   2007............... 10,695   11.98 - 13.97     343,677      1.25         0.70 - 2.05       2.10 -   3.49
   2006............... 13,870   11.74 - 13.50     439,541      1.33         0.70 - 2.05       8.85 -  10.32
   2005............... 18,424   10.78 - 12.24     545,559      1.26         0.70 - 2.05       3.47 -   4.87

   European Equity
   2009...............  2,151    9.74 - 10.51      56,333      3.68         0.70 - 2.05      25.14 -  26.84
   2008...............  2,531    7.78 -  8.28      53,201      2.61         0.70 - 2.05     -43.87 - -43.10
   2007...............  3,140   13.87 - 14.56     117,877      1.67         0.70 - 2.05      13.24 -  14.78
   2006...............  3,921   12.24 - 12.68     131,420      1.72         0.70 - 2.05      27.58 -  29.31
   2005...............  5,072    9.60 -  9.81     134,885      1.17         0.70 - 2.05       6.49 -   7.93

   Global Advantage
   2009 (m)...........     --     N/A - N/A            --      1.20         0.70 - 2.05      -4.55 -  -4.15
   2008...............    903    6.08 -  6.25       5,841      1.09         0.70 - 2.05     -44.98 - -44.23
   2007...............  1,141   10.90 - 11.35      13,342      0.91         0.70 - 2.05      14.70 -  16.27
   2006...............  1,556    9.37 -  9.90      15,728      0.78         0.70 - 2.05      16.15 -  17.73
   2005...............  2,048    7.96 -  8.52      17,769      0.28         0.70 - 2.05       4.64 -   6.05

   Global Dividend Growth
   2009...............  3,333   10.19 - 11.88      55,976      4.87         0.70 - 2.05      14.08 -  15.63
   2008...............  3,937    8.94 - 10.27      57,768      2.88         0.70 - 2.05     -42.14 - -41.35
   2007...............  5,011   15.44 - 17.51     126,523      1.96         0.70 - 2.05       4.84 -   6.27
   2006...............  6,387   14.73 - 16.48     154,443      1.98         0.70 - 2.05      19.47 -  21.09
   2005...............  8,403   12.33 - 13.61     169,963      1.63         0.70 - 2.05       4.19 -   5.60

   High Yield
   2009...............  1,184    7.01 -  8.91      15,689      8.04         0.70 - 1.98      41.73 -  43.55
   2008...............  1,352    4.88 -  6.29      12,526      2.51         0.70 - 1.98     -24.64 - -23.66
   2007...............  1,685    6.40 -  8.30      20,551      6.67         0.70 - 2.05       2.05 -   3.44
   2006...............  2,215    6.19 -  8.13      26,456      6.92         0.70 - 2.05       7.08 -   8.53
   2005...............  2,986    5.70 -  7.60      33,636      6.98         0.70 - 2.05       0.12 -   1.47

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Income Builder
   2009...............  1,001  $12.59 - 14.44    $ 15,658      3.19%        0.70 - 2.05%     22.62 -  24.29%
   2008...............  1,177   10.27 - 11.62      15,008      0.80         0.70 - 2.05     -27.78 - -26.80
   2007...............  1,483   14.22 - 15.87      26,173      2.78         0.70 - 2.05       1.10 -   2.48
   2006...............  1,893   14.06 - 15.49      32,764      2.59         0.70 - 2.05      11.90 -  13.42
   2005...............  2,399   12.57 - 13.66      37,101      2.63         0.70 - 2.05       4.79 -   6.21

   Income Plus
   2009...............  4,147   14.20 - 17.71     105,871      5.05         0.70 - 2.05      20.09 -  21.72
   2008...............  4,810   11.82 - 14.55     101,833      1.98         0.70 - 2.05     -10.77 -  -9.56
   2007...............  6,146   13.25 - 16.09     145,177      5.31         0.70 - 2.05       3.83 -   5.24
   2006...............  7,370   12.76 - 15.28     170,943      5.03         0.70 - 2.05       3.56 -   4.96
   2005...............  9,929   12.32 - 14.56     219,645      5.10         0.70 - 2.05       1.23 -   2.61

   Limited Duration
   2009...............  1,520    9.68 - 11.18      15,795      4.51         0.70 - 1.85       3.82 -   5.02
   2008...............  1,529    9.32 - 10.65      15,256      1.90         0.70 - 1.85     -16.47 - -15.50
   2007...............  2,071   11.16 - 12.60      24,656      5.20         0.70 - 1.85       1.05 -   2.22
   2006...............  2,750   11.04 - 12.33      32,271      4.68         0.70 - 1.85       2.37 -   3.56
   2005...............  3,545   10.78 - 11.91      40,508      3.87         0.70 - 1.85       0.01 -   1.16

   Money Market
   2009...............  5,289   10.29 - 12.17      78,019      0.03         0.70 - 2.05      -2.00 -  -0.67
   2008...............  7,145   10.51 - 12.26     107,349      2.43         0.70 - 2.05       0.37 -   1.74
   2007...............  6,893   10.47 - 12.05     103,653      4.79         0.70 - 2.05       2.79 -   4.19
   2006...............  8,634   10.18 - 11.56     124,279      4.63         0.70 - 2.05       2.50 -   3.89
   2005...............  9,494    9.93 - 11.13     134,039      2.68         0.70 - 2.05       0.71 -   2.07

   S&P 500 Index
   2009...............  3,670    8.07 -  8.67      35,552      2.69         0.70 - 2.05      23.77 -  25.45
   2008...............  3,976    6.52 -  6.91      30,896      2.46         0.70 - 2.05     -38.35 - -37.51
   2007...............  4,836   10.58 - 11.05      60,707      1.81         0.70 - 2.05       3.08 -   4.49
   2006...............  6,425   10.26 - 10.58      77,960      1.62         0.70 - 2.05      13.22 -  14.75
   2005...............  9,063    9.06 -  9.22      96,741      1.62         0.70 - 2.05       2.52 -   3.91

   Strategist
   2009...............  4,779   11.63 - 13.57     128,786      2.21         0.70 - 2.05      17.31 -  18.90
   2008...............  5,406    9.92 - 11.42     126,027      0.77         0.70 - 2.05     -25.53 - -24.51
   2007...............  6,556   13.32 - 15.12     204,331      2.75         0.70 - 2.05       6.42 -   7.87
   2006...............  8,248   12.51 - 14.02     241,744      2.57         0.70 - 2.05      12.69 -  14.21
   2005............... 10,340   11.10 - 12.27     271,309      1.90         0.70 - 2.05       6.13 -   7.57

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Utilities
   2009...............  2,729  $ 9.08 - 10.06    $ 62,830      3.00%        0.70 - 1.98%     16.92 -  18.43%
   2008...............  3,369    7.73 -  8.49      65,178      0.63         0.70 - 2.05     -34.63 - -33.74
   2007...............  4,165   11.82 - 12.82     123,301      1.90         0.70 - 2.05      17.88 -  19.49
   2006...............  5,184   10.03 - 10.73     132,186      1.99         0.70 - 2.05      17.88 -  19.48
   2005...............  6,612    8.50 -  8.98     143,844      2.34         0.70 - 2.05      12.30 -  13.82

Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares)
  Sub-Accounts:
   Aggressive Equity (Class Y Shares)
   2009...............  1,615   15.84 - 17.31      16,329      0.00         1.29 - 2.59      64.68 -  66.88
   2008...............  1,870    9.62 - 10.37      11,424      0.00         1.29 - 2.59     -50.33 - -49.66
   2007...............  2,335   19.37 - 20.60      28,037      0.00         1.29 - 2.59      16.28 -  17.84
   2006...............  2,987   16.66 - 17.48      30,430      0.00         1.29 - 2.59       4.86 -   6.26
   2005...............  2,999   15.88 - 16.45      28,565      0.00         1.29 - 2.59      19.56 -  21.15

   Capital Opportunities (Class Y Shares)
   2009...............  5,874   14.55 - 15.89      61,677      0.12         1.29 - 2.59      66.43 -  68.65
   2008...............  6,953    8.74 -  9.42      44,054      0.19         1.29 - 2.59     -49.10 - -48.42
   2007...............  8,548   17.18 - 18.27     103,271      0.12         1.29 - 2.59      16.13 -  17.69
   2006............... 10,777   14.79 - 15.53     110,189      0.00         1.29 - 2.59       1.23 -  55.26
   2005............... 12,195   14.61 - 15.14     119,287      0.00         1.29 - 2.59      14.85 -  16.38

   Dividend Growth (Class Y Shares)
   2009...............  6,186   10.73 - 11.72      60,772      1.60         1.29 - 2.59      20.73 -  22.34
   2008...............  6,855    8.89 -  9.58      55,407      0.42         1.29 - 2.59     -38.11 - -37.28
   2007...............  8,452   14.36 - 15.28     109,175      1.03         1.29 - 2.59       1.20 -   2.55
   2006............... 10,201   14.19 - 14.90     129,082      1.12         1.29 - 2.59       7.97 -   9.40
   2005............... 11,696   13.15 - 13.62     135,625      1.08         1.29 - 2.59       2.63 -   4.00

   European Equity (Class Y Shares)
   2009...............  1,793   14.29 - 15.61      18,682      3.36         1.29 - 2.59      24.11 -  25.77
   2008...............  2,096   11.51 - 12.41      17,295      2.20         1.29 - 2.59     -44.33 - -43.58
   2007...............  2,706   20.68 - 22.00      39,508      1.47         1.29 - 2.59      12.34 -  13.85
   2006...............  3,485   18.41 - 19.32      44,439      1.49         1.29 - 2.59      26.52 -  28.21
   2005...............  3,838   14.55 - 15.07      38,367      0.97         1.29 - 2.59       5.56 -   6.96

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares)
  Sub-Accounts
  (continued):
   Global Advantage (Class Y Shares)
   2009 (m)...........     --     N/A - N/A      $     --      0.80%        1.29 - 2.59%     -4.78 -  -4.38%
   2008...............    688  $10.13 - 10.92       4,424      0.73         1.29 - 2.59     -45.41 - -44.68
   2007...............    857   18.56 - 19.75      10,007      0.68         1.29 - 2.59      13.65 -  15.17
   2006...............  1,036   16.33 - 17.15      10,541      0.55         1.29 - 2.59      15.29 -  16.83
   2005...............  1,190   14.17 - 14.68      10,387      0.05         1.29 - 2.59       3.69 -   5.07

   Global Dividend Growth (Class Y Shares)
   2009...............  2,685   11.87 - 12.97      29,257      4.59         1.29 - 2.59      13.11 -  14.62
   2008...............  2,979   10.50 - 11.32      28,497      2.54         1.29 - 2.59     -42.62 - -41.85
   2007...............  3,861   18.29 - 19.46      63,372      1.77         1.29 - 2.59       3.99 -   5.38
   2006...............  4,671   17.59 - 18.47      72,767      1.74         1.29 - 2.59      18.46 -  20.04
   2005...............  5,317   14.85 - 15.38      69,331      1.47         1.29 - 2.59       3.43 -   4.81

   High Yield (Class Y Shares)
   2009...............  1,655   13.45 - 14.69      15,526      7.67         1.29 - 2.59      40.54 -  42.41
   2008...............  1,904    9.57 - 10.32      12,774      2.49         1.29 - 2.59     -25.19 - -24.19
   2007...............  2,582   12.79 - 13.61      22,673      6.45         1.29 - 2.59       1.20 -   2.55
   2006...............  3,372   12.64 - 13.27      28,708      6.71         1.29 - 2.59       6.19 -   7.61
   2005...............  4,278   11.90 - 12.33      33,289      7.05         1.29 - 2.59      -0.71 -   0.61

   Income Builder (Class Y Shares)
   2009...............  1,204   12.57 - 13.73      15,100      2.82         1.29 - 2.59      21.66 -  23.29
   2008...............  1,415   10.33 - 11.14      14,458      0.76         1.29 - 2.59     -28.35 - -27.39
   2007...............  2,330   14.42 - 15.34      33,014      2.58         1.29 - 2.59       0.19 -   1.53
   2006...............  3,086   14.39 - 15.11      43,341      2.37         1.29 - 2.59      11.02 -  12.49
   2005...............  3,485   12.96 - 13.43      43,791      2.46         1.29 - 2.59       3.95 -   5.34

   Income Plus (Class Y Shares)
   2009............... 10,696   11.71 - 12.79     144,625      4.84         1.29 - 2.59      19.13 -  20.72
   2008............... 11,769    9.83 - 10.59     132,405      1.94         1.29 - 2.59     -11.47 - -10.28
   2007............... 15,284   11.10 - 11.81     191,480      5.10         1.29 - 2.59       2.98 -   4.36
   2006............... 16,996   10.78 - 11.31     205,030      5.01         1.29 - 2.59       2.62 -   3.98
   2005............... 16,194   10.50 - 10.88     191,363      4.85         1.29 - 2.59       0.41 -   1.75

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares)
  Sub-Accounts
  (continued):
   Limited Duration (Class Y Shares)
   2009...............  6,355  $ 8.34 -  9.11    $ 58,968      4.16%        1.29 - 2.59%      2.82 -   4.20%
   2008...............  6,856    8.11 -  8.74      61,310      1.79         1.29 - 2.59     -17.41 - -16.31
   2007...............  9,079    9.82 - 10.45      97,624      5.00         1.29 - 2.59       0.12 -   1.47
   2006............... 10,388    9.81 - 10.29     110,355      4.47         1.29 - 2.59       1.34 -   2.69
   2005............... 11,553    9.68 - 10.03     120,269      3.70         1.29 - 2.59      -1.11 -   0.20

   Money Market (Class Y Shares)
   2009...............  7,480    9.69 - 10.59      78,126      0.01         1.29 - 2.59      -2.58 -  -1.28
   2008............... 10,268    9.95 - 10.72     108,869      2.25         1.29 - 2.59      -0.45 -   0.88
   2007...............  9,271    9.99 - 10.63      97,838      4.65         1.29 - 2.59       1.94 -   3.31
   2006...............  9,658    9.80 - 10.29      99,058      4.44         1.29 - 2.59       1.66 -   3.01
   2005...............  9,420    9.64 -  9.99      94,188      2.51         1.29 - 2.59        1.21 - -0.11

   S&P 500 Index (Class Y Shares)
   2009...............  8,739   11.30 - 12.35      81,763      2.42         1.29 - 2.59      22.80 -  24.44
   2008...............  9,510    9.20 -  9.92      71,982      2.11         1.29 - 2.59     -38.90 - -38.08
   2007............... 11,519   15.06 - 16.03     138,928      1.60         1.29 - 2.59       2.27 -   3.64
   2006............... 13,991   14.73 - 15.46     161,681      1.43         1.29 - 2.59      12.24 -  13.73
   2005............... 15,651   13.12 - 13.60     157,007      1.40         1.29 - 2.59       1.74 -   3.09

   Strategist (Class Y Shares)
   2009...............  4,691   13.65 - 14.91      58,365      2.06         1.29 - 2.59      16.35 -  17.90
   2008...............  4,861   11.73 - 12.65      51,318      0.72         1.29 - 2.59     -26.17 - -25.18
   2007...............  6,083   15.89 - 16.91      85,755      2.54         1.29 - 2.59       5.55 -   6.97
   2006...............  7,497   15.06 - 15.81      98,826      2.40         1.29 - 2.59      11.79 -  13.27
   2005...............  8,176   13.47 - 13.95      94,837      1.72         1.29 - 2.59       5.27 -   6.67

   Utilities (Class Y Shares)
   2009...............  1,706   15.27 - 16.68      17,354      2.90         1.29 - 2.59      15.75 -  17.30
   2008...............  1,834   13.19 - 14.22      15,980      0.56         1.29 - 2.59     -35.17 - -34.31
   2007...............  2,333   20.35 - 21.65      30,831      1.63         1.29 - 2.59      16.92 -  18.48
   2006...............  2,977   17.40 - 18.27      33,317      1.79         1.29 - 2.59      16.93 -  18.48
   2005...............  3,375   14.88 - 15.42      32,047      2.19         1.29 - 2.59      11.40 -  12.88

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------

Investments in the
  Neuberger & Berman
  Advisors Management
  Trust Sub-Accounts
  (continued):
   AMT Mid-Cap Growth
   2008................    --        N/A - N/A    $    --       0.00%        0.00 - 0.00%          N/A - N/A
   2007................   < 1   $18.97 - 18.97          6       0.00         1.59 - 1.59      20.59 -  20.59%
   2006................   < 1    15.73 - 16.01          7       0.00         1.37 - 1.59      12.89 -  13.14
   2005................     2    13.93 - 14.38         32       0.00         1.15 - 1.59      11.95 -  12.44

   AMT Partners
   2009................     3    11.93 - 11.93         31       2.16         1.59 - 1.59      53.61 -  53.61
   2008................     4     7.76 -  7.76         31       0.38         1.59 - 1.59     -53.15 - -53.15
   2007................     7    16.57 - 16.57        120       0.58         1.59 - 1.59       7.60 -   7.60
   2006................     9    15.40 - 15.40        142       0.67         1.59 - 1.59      10.48 -  10.48
   2005................    11    13.94 - 13.94        159       0.96         1.59 - 1.59      16.19 -  16.19

Investments in the
  Oppenheimer Variable
  Account Funds Sub-
  Accounts:
   Oppenheimer Balanced
   2009................   215     9.84 -  9.84      2,103       0.00         1.15 - 1.80      19.70 -  20.50
   2008................   237     8.17 -  8.22      1,884       3.47         1.15 - 1.80     -44.49 - -44.12
   2007................   418    14.62 - 12.65      5,958       2.60         1.15 - 1.85       1.86 -   2.59
   2006................   583    12.42 - 14.25      8,116       2.33         1.15 - 1.85       9.10 -   9.88
   2005................   808    11.38 - 12.97     10,497       1.81         1.15 - 1.85       1.97 -   2.70

   Oppenheimer Capital Appreciation
   2009................   517     7.79 -  9.84      4,808       0.34         1.15 - 1.85      41.85 -  42.87
   2008................   693     5.49 -  6.89      4,515       0.16         1.15 - 1.85     -46.53 - -46.14
   2007................   919    10.27 - 12.79     11,166       0.23         1.15 - 1.85      12.03 -  12.84
   2006................ 1,171     9.17 - 11.33     12,520       0.38         1.15 - 1.85       5.96 -   6.72
   2005................ 1,368     8.65 - 10.62     13,704       0.91         1.15 - 1.85       3.16 -   3.90

   Oppenheimer Core Bond
   2009................   176     8.98 -  9.36      1,638       0.00         1.25 - 1.65       7.82 -   8.25
   2008................   215     8.32 -  8.64      1,849       5.63         1.25 - 1.65     -40.05 - -39.81
   2007................   274    13.89 - 14.36      3,908       5.19         1.25 - 1.65       2.67 -   3.09
   2006................   295    13.52 - 13.93      4,089       5.42         1.25 - 1.65       3.56 -   3.97
   2005................   347    13.06 - 13.40      4,634       5.38         1.25 - 1.65       0.91 -   1.32

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts
  (continued):
   Oppenheimer Global Securities
   2009................  271    $12.69 - 17.15    $ 4,473       2.23%        1.15 - 1.85%     37.19 -  38.17%
   2008................  415      9.25 - 12.41      4,878       1.66         1.15 - 1.85     -41.30 - -40.87
   2007................  578     15.75 - 20.99     11,553       1.40         1.15 - 1.85       4.34 -   5.10
   2006................  635     15.10 - 19.97     12,151       1.05         1.15 - 1.85      15.52 -  16.35
   2005................  731     13.07 - 17.16     12,029       1.00         1.15 - 1.85      12.20 -  13.00

   Oppenheimer High Income
   2009................  116      3.36 -  3.43        396       0.00         1.25 - 1.45      23.51 -  23.76
   2008................  119      2.72 -  2.78        327       9.47         1.25 - 1.45     -78.98 - -78.94
   2007................  133     12.96 - 13.18      1,743       7.40         1.25 - 1.45      -1.55 -  -1.35
   2006................  144     13.16 - 13.36      1,908       7.32         1.25 - 1.45       7.85 -   8.07
   2005................  161     12.05 - 12.36      1,982       6.77         1.25 - 1.65       0.64 -   1.05

   Oppenheimer Main Street
   2009................  279      8.91 -  8.91      2,418       1.90         1.15 - 1.85      25.91 -  26.82
   2008................  362      7.03 -  7.07      2,499       1.67         1.15 - 1.85     -39.61 - -39.17
   2007................  542     11.56 - 11.71      6,186       1.09         1.15 - 1.85       2.48 -   3.22
   2006................  751     11.19 - 11.43      8,286       1.20         1.15 - 1.85      12.90 -  13.71
   2005................  973      9.84 - 10.12      9,394       1.39         1.15 - 1.85       4.02 -   4.77

   Oppenheimer Main Street Small Cap
   2009................  107     16.85 - 17.57      1,876       0.91         1.25 - 1.65      34.95 -  35.49
   2008................  135     12.49 - 12.97      1,741       0.55         1.25 - 1.65     -38.85 - -38.60
   2007................  189     20.42 - 21.12      3,970       0.35         1.25 - 1.65      -2.84 -  -2.44
   2006................  218     21.02 - 21.65      4,716       0.16         1.25 - 1.65      13.12 -  13.57
   2005................  238     18.58 - 19.06      4,521       0.00         1.25 - 1.65       8.13 -   8.56

   Oppenheimer MidCap Fund
   2009................  130      6.74 -  6.84        738       0.00         1.15 - 1.85      30.15 -  31.09
   2008................  136      5.14 -  5.26        641       0.00         1.15 - 1.85     -50.01 - -49.65
   2007................  208     10.21 - 10.51      1,931       0.00         1.15 - 1.85       4.35 -   5.11
   2006................  290      9.71 - 10.07      2,481       0.00         1.15 - 1.85       1.06 -   1.78
   2005................  351      9.54 -  9.97      2,923       0.00         1.15 - 1.85      10.26 -  11.05

   Oppenheimer Strategic Bond
   2009................  217     14.71 - 16.59      3,424       0.50         1.15 - 2.00      16.45 -  17.47
   2008................  284     12.63 - 14.12      3,812       6.36         1.15 - 2.00     -15.92 - -15.19
   2007................  405     15.03 - 16.65      6,438       3.77         1.15 - 2.00       7.49 -   8.43
   2006................  426     13.98 - 15.36      6,285       4.52         1.15 - 2.00       5.34 -   6.26
   2005................  519     13.27 - 14.45      7,252       4.52         1.15 - 2.00       1.50 -  32.72

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares
  ("SS")) Sub-Accounts:
   Oppenheimer Balanced (SS)
   2009................. 1,684   $ 9.93 - 10.91    $ 17,990      0.00%        1.29 - 2.59%     18.45 -  20.03%
   2008................. 1,944     8.38 -  9.09      17,362      2.83         1.29 - 2.59     -45.08 - -44.34
   2007................. 2,462    15.26 - 16.34      39,598      2.43         1.29 - 2.59       0.79 -   2.14
   2006................. 2,694    15.14 - 15.99      42,541      1.92         1.29 - 2.59       7.99 -   9.43
   2005................. 2,791    14.02 - 14.61      40,379      1.52         1.29 - 2.59       1.00 -   2.34

   Oppenheimer Capital Appreciation (SS)
   2009................. 3,795    11.13 - 12.24      45,528      0.01         1.29 - 2.69      40.28 -  42.29
   2008................. 4,530     7.93 -  8.60      38,313      0.00         1.29 - 2.69     -47.13 - -46.36
   2007................. 5,117    15.00 - 16.04      80,890      0.01         1.29 - 2.69      10.78 -  12.38
   2006................. 5,621    13.54 - 14.27      79,301      0.19         1.29 - 2.69       4.79 -   6.30
   2005................. 5,122    12.92 - 13.42      68,185      0.58         1.29 - 2.69       2.05 -   3.51

   Oppenheimer Core Bond (SS)
   2009................. 5,217     6.62 -  7.04      36,231      0.00         1.29 - 2.44       6.39 -   7.64
   2008................. 5,071     6.22 -  6.54      32,809      5.08         1.29 - 2.44     -40.56 - -39.86
   2007................. 5,214    10.44 - 10.88      56,223      4.34         1.29 - 2.54       1.43 -   2.74
   2006................. 3,076    10.29 - 10.59      32,374      1.98         1.29 - 2.54       2.88 -   3.58
   2005.................   658    10.07 - 10.22       6,697      1.81         1.29 - 2.44       0.73 -   1.02

   Oppenheimer Global Securities (SS)
   2009................. 1,307    16.98 - 18.60      23,816      1.88         1.29 - 2.54      35.81 -  37.56
   2008................. 1,565    12.51 - 13.52      20,791      1.35         1.29 - 2.54     -41.85 - -41.10
   2007................. 1,975    21.51 - 22.96      44,656      1.18         1.29 - 2.54       3.37 -   4.71
   2006................. 2,040    20.80 - 21.92      44,168      0.86         1.29 - 2.54      14.39 -  15.85
   2005................. 1,931    18.19 - 18.92      36,192      0.75         1.29 - 2.54      11.17 -  12.59

   Oppenheimer High Income (SS)
   2009................. 4,122     3.57 -  3.92      15,852      0.00         1.29 - 2.59      22.69 -  24.33
   2008................. 4,041     2.91 -  3.16      12,541      8.10         1.29 - 2.59     -79.13 - -78.85
   2007................. 2,526    13.95 - 14.93      37,113      7.13         1.29 - 2.59      -3.06 -  -1.76
   2006................. 2,719    14.39 - 15.19      40,761      7.14         1.29 - 2.59       6.41 -   7.82
   2005................. 2,743    13.52 - 14.09      38,255      5.88         1.29 - 2.59      -0.63 -   0.69

   Oppenheimer Main Street (SS)
   2009................. 5,396    11.51 - 12.74      67,248      1.59         1.29 - 2.69      24.55 -  26.34
   2008................. 6,195     9.24 - 10.09      61,294      1.29         1.29 - 2.69     -40.28 - -39.42
   2007................. 6,913    15.47 - 16.65     113,262      0.87         1.29 - 2.69       1.33 -   2.80
   2006................. 7,324    15.27 - 16.20     117,037      0.94         1.29 - 2.69      11.68 -  13.28
   2005................. 6,155    13.67 - 14.30      87,051      0.96         1.29 - 2.69       2.90 -   4.38

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares
  ("SS")) Sub-Accounts
  (continued):
   Oppenheimer Main Street Small Cap (SS)
   2009................ 1,723   $15.58 - 17.12    $ 28,860      0.63%        1.29 - 2.59%     33.34 -  35.12%
   2008................ 2,004    11.68 - 12.67      24,922      0.29         1.29 - 2.59     -39.61 - -38.80
   2007................ 2,386    19.35 - 20.71      48,610      0.17         1.29 - 2.59      -3.96 -  -2.67
   2006................ 2,636    20.15 - 21.28      55,315      0.02         1.29 - 2.59      11.70 -  13.18
   2005................ 2,340    18.04 - 18.80      43,534      0.00         1.29 - 2.59       6.88 -   8.30

   Oppenheimer MidCap Fund (SS)
   2009................   914    10.34 - 11.28      10,067      0.00         1.29 - 2.49      28.97 -  30.55
   2008................ 1,041     8.02 -  8.64       8,817      0.00         1.29 - 2.49     -50.48 - -49.87
   2007................ 1,246    16.19 - 17.24      21,104      0.00         1.29 - 2.49       3.38 -   4.66
   2006................ 1,382    15.66 - 16.47      22,453      0.00         1.29 - 2.49       0.15 -   1.38
   2005................ 1,215    15.61 - 16.25      19,532      0.00         1.29 - 2.54       9.15 -  10.54

   Oppenheimer Strategic Bond (SS)
   2009................ 6,798    13.49 - 14.93      99,442      0.24         1.29 - 2.69      15.22 -  16.88
   2008................ 7,484    11.70 - 12.78      93,918      5.46         1.29 - 2.69     -16.79 - -15.59
   2007................ 9,242    14.07 - 15.14     137,792      3.44         1.29 - 2.69       6.59 -   8.13
   2006................ 9,618    13.20 - 14.00     132,951      4.00         1.29 - 2.69       4.36 -   5.85
   2005................ 8,740    12.65 - 13.22     114,446      3.64         1.29 - 2.69      -0.27 -   1.16

Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Account:
   Foreign Bond (US Dollar-Hedged)
   2009................   < 1    13.10 - 13.10           2      3.25         1.50 - 1.50      13.90 -  13.90
   2008................   < 1    11.50 - 11.50           2      3.76         1.50 - 1.50      -3.85 -  -3.85
   2007................   < 1    11.96 - 11.96           3      3.30         1.50 - 1.50       2.07 -   2.07
   2006................   < 1    11.72 - 11.72           3      3.19         1.50 - 1.50       0.66 -   0.66
   2005................   < 1    11.64 - 11.64           3      2.62         1.50 - 1.50       3.57 -   3.57

   Money Market
   2009................     2    10.56 - 10.56          24      0.11         1.50 - 1.50      -1.39 -   1.39
   2008................     2    10.71 - 10.71          23      2.32         1.50 - 1.50       0.72 -   0.72
   2007................     2    10.63 - 10.63          25      4.34         1.50 - 1.50       3.30 -   3.30
   2006................     1    10.29 - 10.29           9      4.50         1.50 - 1.50       3.05 -   3.05
   2005................     1     9.99 -  9.99           9      1.89         1.50 - 1.50       1.23 -   1.23

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                              AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                    ----------------------------------- ------------------------------------------------
                             ACCUMULATION                                  EXPENSE            TOTAL
                    UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                    (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                    ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Account
  (continued):
   PIMCO Total Return
   2009............   < 1   $14.70 - 14.70    $     1       2.60%        1.50 - 1.50%     12.36 -  12.36%
   2008............   < 1    13.08 - 13.08          3       3.14         1.50 - 1.50       3.25 -   3.25
   2007............     1    12.67 - 12.67         15       4.83         1.50 - 1.50       7.13 -   7.13
   2006............     1    11.83 - 11.83         13       4.56         1.50 - 1.50       2.30 -   2.30
   2005............     1    11.56 - 11.56         10       5.05         1.50 - 1.50       0.91 -   0.91

   PIMCO VIT Commodity RealReturn Strategy
   2009............   447     8.58 -  8.96      3,952       5.99         1.29 - 2.44      38.16 -  39.79
   2008............   318     6.21 -  6.41      2,015       6.55         1.29 - 2.44     -45.23 - -44.58
   2007............   226    11.34 - 11.57      2,599       4.29         1.29 - 2.44      20.12 -  21.55
   2006 (ah).......   214     9.44 -  9.52      2,034       5.88         1.29 - 2.44      -5.58 -  -4.83

   PIMCO VIT Emerging Markets Bond (Advisor Shares)
   2009............   122    11.64 - 12.15      1,468       5.78         1.29 - 2.44      27.28 -  28.78
   2008............    90     9.14 -  9.43        840       8.08         1.29 - 2.44     -16.75 - -15.77
   2007............    66    10.98 - 11.20        740       6.02         1.29 - 2.44       3.14 -   4.36
   2006 (ah).......    43    10.65 - 10.73        458       3.30         1.29 - 2.44       6.48 -   7.32

   PIMCO VIT Real Return (Advisor Shares)
   2009............   832    11.35 - 11.85      9,721       2.84         1.29 - 2.44      15.39 -  16.75
   2008............   814     9.84 - 10.15      8,164       4.52         1.29 - 2.44      -9.40 -  -8.33
   2007............   895    10.90 - 11.07      9,823       5.21         1.29 - 2.19       8.14 -   9.14
   2006 (ah).......   178    10.08 - 10.15      1,798       2.98         1.29 - 2.19       0.84 -   1.46

   PIMCO VIT Total Return (Advisor Shares)
   2009............ 2,629    12.27 - 12.88     33,411       5.11         1.29 - 2.59      11.01 -  12.49
   2008............ 2,039    11.10 - 11.45     23,112       4.90         1.29 - 2.44       2.16 -   3.36
   2007............ 2,169    10.87 - 11.08     23,862       5.08         1.29 - 2.39       6.05 -   7.25
   2006 (ah)....... 1,168    10.25 - 10.33     12,031       3.13         1.29 - 2.39       2.51 -   3.29

Investments in the
  Premier VIT
  Sub-Accounts:
   NACM Small Cap Portfolio Class I (n)
   2009............    --        N/A - N/A         --         --         1.50 - 1.50      13.84 -  13.84
   2008............   < 1    10.40 - 10.40          1       0.00         1.50 - 1.50     -42.51 - -42.51
   2007............   < 1    18.08 - 18.08          2       0.00         1.50 - 1.50      -0.94 -  -0.94
   2006............   < 1    18.26 - 18.26          2       0.00         1.50 - 1.50      22.23 -  22.23
   2005............   < 1    14.94 - 14.94          2       0.00         1.50 - 1.50      -1.44 -  -1.44

--------
(n)Previously known as Premier VIT NACM Small Cap
(ah)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Premier VIT
  Sub-Accounts
  (continued):
   OpCap Balanced
   2009 (m).............    --        N/A - N/A    $    --       4.76%        1.50 - 1.50%     -3.57 -  -3.57%
   2008.................     1   $ 7.61 -  7.61          6       2.45         1.50 - 1.50     -32.21 - -32.21
   2007.................     1    11.22 - 11.22         10       1.40         1.50 - 1.50      -5.88 -  -5.88
   2006.................     1    11.92 - 11.92         10       0.80         1.50 - 1.50       9.14 -   9.14
   2005.................     1    10.92 - 10.92          9       0.28         1.50 - 1.50       1.20 -   1.20

Investments in the
  Putnam Variable Trust
  Sub-Accounts:
   VT American Government Income
   2009................. 2,804    14.71 - 17.28     43,436       4.22         0.80 - 2.15      18.40 -  20.03
   2008................. 3,186    12.43 - 14.39     41,621       4.82         0.80 - 2.15      -1.86 -  -0.50
   2007................. 3,631    12.66 - 14.47     47,951       4.83         0.80 - 2.15       6.02 -   7.49
   2006................. 4,029    11.94 - 13.46     49,819       4.18         0.80 - 2.15       1.01 -   2.40
   2005................. 4,674    11.82 - 13.14     56,674       3.27         0.80 - 2.15      -0.82 -   0.55

   VT Capital Appreciation
   2009 (o)(p)..........    --        N/A - N/A         --       1.56         0.80 - 2.15      -7.07 -  -6.92
   2008................. 1,199     5.10 -  5.70      6,499       0.45         0.80 - 2.15     -39.72 - -38.89
   2007................. 1,468     8.46 -  9.32     13,118       0.15         0.80 - 2.15      -8.96 -  -7.70
   2006................. 1,670     9.29 - 10.10     16,265       0.11         0.80 - 2.15       9.91 -  11.43
   2005................. 1,917     8.45 -  9.06     16,847       0.43         0.80 - 2.15       5.56 -   7.02

   VT Capital Opportunities
   2009.................   290    14.44 - 15.82      4,415       0.54         0.80 - 2.15      42.49 -  44.46
   2008.................   289    10.13 - 10.95      3,065       0.45         0.80 - 2.15     -36.58 - -35.70
   2007.................   382    16.25 - 17.03      6,344       0.00         0.80 - 1.80     -11.19 - -10.28
   2006.................   446    18.29 - 18.98      8,302       0.09         0.80 - 1.80      13.15 -  14.30
   2005.................   393    16.04 - 16.61      6,431       0.00         0.80 - 2.10       9.28 -  60.37

   VT Discovery Growth
   2009 (p)(q)..........    --        N/A - N/A         --       0.03         0.80 - 2.15      -2.15 -  -1.99
   2008................. 2,154     3.17 -  3.54      7,383       0.00         0.80 - 2.15     -44.52 - -43.75
   2007................. 2,620     5.71 -  6.29     16,059       0.00         0.80 - 2.15       7.93 -   9.43
   2006................. 2,971     5.29 -  5.75     16,757       0.00         0.80 - 2.15       8.69 -  10.18
   2005................. 3,413     4.87 -  5.22     17,568       0.00         0.80 - 2.15       4.95 -   6.39

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Diversified Income
   2009..............  3,023  $14.38 - 16.54    $ 45,809      7.06%        0.80 - 2.15%     52.02 -  54.11%
   2008..............  3,545    9.46 - 10.73      35,080      6.81         0.80 - 2.15     -32.30 - -31.37
   2007..............  4,904   13.97 - 15.64      71,148      5.14         0.80 - 2.15       1.88 -   3.29
   2006..............  5,915   13.71 - 15.14      83,598      5.74         0.80 - 2.15       4.01 -   5.45
   2005..............  6,486   13.18 - 14.36      87,435      7.39         0.80 - 2.15       0.84 -   2.23

   VT Equity Income
   2009 (r)..........  7,991    7.70 - 14.62     103,261      1.70         0.80 - 2.59      26.43 -  33.92
   2008..............  1,857   10.70 - 11.57      20,816      2.05         0.80 - 2.15     -32.62 - -31.69
   2007..............  2,132   15.88 - 16.93      35,171      1.40         0.80 - 2.15       0.96 -   2.36
   2006..............  2,267   15.73 - 16.54      36,750      1.08         0.80 - 2.15      16.30 -  17.90
   2005..............  2,057   13.53 - 14.03      28,456      0.96         0.80 - 2.15       3.24 -   4.66

   VT The George Putnam Fund of Boston
   2009..............  8,496    9.62 - 10.05      81,676      4.47         0.80 - 2.69      22.25 -  24.62
   2008..............  9,817    7.87 -  8.06      76,072      5.00         0.80 - 2.69     -42.32 - -41.20
   2007.............. 13,315   13.64 - 13.71     176,035      2.89         0.80 - 2.69      -1.78 -   0.14
   2006.............. 16,006   13.69 - 13.89     211,492      2.56         0.80 - 2.69       8.92 -  11.03
   2005.............. 19,864   12.33 - 12.75     237,197      2.01         0.80 - 2.69       1.21 -   3.17

   VT Global Asset Allocation
   2009..............  2,788   11.15 - 12.87      32,863      5.58         0.80 - 2.59      31.71 -  34.12
   2008..............  3,028    8.31 -  9.77      26,810      3.98         0.80 - 2.59     -35.05 - -33.86
   2007..............  3,664   12.57 - 15.05      49,585      0.54         0.80 - 2.59       0.26 -   2.11
   2006..............  3,913   12.31 - 15.01      51,614      2.53         0.80 - 2.59       9.94 -  11.96
   2005..............  3,355   10.99 - 13.65      39,386      1.08         0.80 - 2.59       4.21 -   6.12

   VT Global Equity
   2009..............  3,494    5.10 -  7.31      25,105      0.00         0.80 - 2.15      27.18 -  28.93
   2008..............  4,024    4.01 -  5.67      22,593      2.58         0.80 - 2.15     -46.52 - -45.79
   2007..............  5,116    7.51 - 10.46      53,911      2.20         0.80 - 2.15       6.67 -   8.15
   2006..............  6,002    7.04 -  9.67      59,229      0.34         0.80 - 2.15      20.58 -  22.23
   2005..............  6,652    5.84 -  7.91      54,086      0.79         0.80 - 2.15       6.45 -   7.91

   VT Global Health Care (s)
   2009..............  2,932   12.48 - 13.36      35,955      0.00         0.80 - 2.49      22.87 -  24.99
   2008..............  3,362   10.16 - 10.69      33,195      0.00         0.80 - 2.49     -19.14 - -17.74
   2007..............  4,274   12.57 - 12.99      51,583      0.86         0.80 - 2.49      -3.09 -  -1.40
   2006..............  5,445   12.97 - 13.17      67,227      0.32         0.80 - 2.49       0.24 -   1.97
   2005..............  6,508   12.92 - 12.94      79,355      0.06         0.80 - 2.49      10.39 -  12.29

--------
(r)On February 13, 2009, VT New Value merged into VT Equity Income Fund
(s)Previously known as VT Health Sciences

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
  Sub-Accounts
  (continued):
   VT Global Utilities (t)
   2009.................  1,865  $11.51 - 17.74    $ 22,486       3.78%       0.80 - 2.69%      4.47 -   6.50%
   2008.................  2,221   10.81 - 16.98      25,182       2.33        0.80 - 2.69     -32.36 - -31.05
   2007.................  2,932   15.68 - 25.11      48,605       1.77        0.80 - 2.69      16.70 -  18.98
   2006.................  3,637   13.17 - 21.51      50,959       2.86        0.80 - 2.69      23.63 -  26.02
   2005.................  4,306   10.45 - 17.40      48,184       1.93        0.80 - 2.69       5.66 -   7.71
   VT Growth and Income
   2009................. 21,905   10.19 - 11.50     200,607       2.59        0.70 - 2.69      26.32 -  28.91
   2008................. 25,667    7.91 -  9.11     183,219       2.19        0.70 - 2.69     -40.35 - -39.12
   2007................. 34,907   12.99 - 15.27     410,138       1.43        0.70 - 2.69      -8.58 -  -6.70
   2006................. 44,194   13.92 - 16.70     557,237       1.56        0.70 - 2.69      12.80 -  15.10
   2005................. 53,314   12.09 - 14.80     585,599       1.57        0.70 - 2.69       2.41 -   4.50

   VT Growth Opportunities
   2009.................  2,856    3.80 -  4.35      11,750       0.75        0.80 - 2.15      37.83 -  39.73
   2008.................  2,985    2.75 -  3.11       8,853       0.00        0.80 - 2.15     -39.02 - -38.18
   2007.................  3,715    4.52 -  5.04      17,940       0.06        0.80 - 2.15       3.13 -   4.56
   2006.................  4,517    4.38 -  4.82      20,995       0.06        0.80 - 2.15       6.23 -   7.69
   2005.................  5,332    4.12 -  4.48      23,150       0.63        0.80 - 2.15       1.87 -   3.28

   VT High Yield
   2009.................  3,703   16.25 - 16.40      59,793      10.29        0.80 - 2.59      46.30 -  48.98
   2008.................  4,230   11.01 - 11.11      46,172      10.22        0.80 - 2.59     -27.98 - -26.66
   2007.................  5,637   15.01 - 15.42      84,132       8.15        0.80 - 2.59       0.12 -   1.97
   2006.................  6,642   14.72 - 15.40      97,207       7.59        0.80 - 2.59       7.67 -   9.64
   2005.................  7,310   13.43 - 14.31      97,237       8.04        0.80 - 2.59       0.43 -   2.27

   VT Income
   2009................. 10,248   11.64 - 15.69     137,453       5.87        0.80 - 2.54      42.93 -  45.48
   2008................. 12,143    8.12 - 10.78     112,751       7.83        0.80 - 2.59     -25.90 - -24.53
   2007................. 16,149   10.96 - 14.29     200,711       5.31        0.80 - 2.59       2.48 -   4.38
   2006................. 17,751   10.69 - 13.69     214,023       4.26        0.80 - 2.59       1.82 -   3.69
   2005................. 17,575   10.50 - 13.20     208,386       3.13        0.80 - 2.59      -0.28 -   1.54

   VT International Equity
   2009................. 13,331    9.38 - 13.54     149,649       0.00        0.70 - 2.59      21.40 -  23.76
   2008................. 15,307    7.58 - 11.15     139,839       2.21        0.70 - 2.59     -45.41 - -44.34
   2007................. 19,162   13.62 - 20.43     314,634       2.98        0.70 - 2.59       5.55 -   7.61
   2006................. 21,968   12.65 - 19.36     332,657       0.60        0.70 - 2.59      24.42 -  26.83
   2005................. 22,597    9.98 - 15.56     268,560       1.40        0.70 - 2.59       9.30 -  11.42

--------
(t)Previously known as VT Utilities Growth and Income

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
  Sub-Accounts
  (continued):
   VT International Growth and Income
   2009.................  2,451  $ 9.90 - 11.92    $ 28,222      0.00%        0.80 - 2.15%     23.48 -  25.18%
   2008.................  2,829    8.02 -  9.52      26,205      1.95         0.80 - 2.15     -47.18 - -46.45
   2007.................  3,773   15.18 - 17.78      65,688      1.86         0.80 - 2.15       4.69 -   6.15
   2006.................  4,476   14.50 - 16.75      73,975      1.15         0.80 - 2.15      24.50 -  26.21
   2005.................  4,420   11.64 - 13.27      58,280      0.81         0.80 - 2.15      11.65 -  13.19

   VT International New Opportunities
   2009.................  2,263    6.82 - 10.29      22,562      1.37         0.80 - 2.15      35.39 -  37.26
   2008.................  2,503    5.04 -  7.50      18,319      1.57         0.80 - 2.15     -43.72 - -42.94
   2007.................  3,053    8.95 - 13.14      39,492      0.89         0.80 - 2.15      10.77 -  12.30
   2006.................  3,427    8.08 - 11.70      40,874      1.30         0.80 - 2.15      23.43 -  25.13
   2005.................  3,636    6.55 -  9.35      35,417      0.64         0.80 - 2.15      15.83 -  17.42

   VT Investors
   2009 (o)............. 10,361    6.65 - 10.92      71,150      1.16         0.80 - 2.44      27.63 -  29.78
   2008................. 10,759    5.12 -  8.55      57,782      0.25         0.80 - 2.44     -41.03 - -40.03
   2007................. 14,393    8.54 - 14.50     128,941      0.37         0.80 - 2.44      -7.49 -  -5.93
   2006................. 18,055    9.08 - 15.68     172,343      0.41         0.80 - 2.44      11.16 -  13.02
   2005................. 20,335    8.03 - 14.10     170,024      0.99         0.80 - 2.44       6.16 -   7.94

   VT Mid Cap Value
   2009.................    564   13.53 - 14.77       8,018      0.31         0.80 - 2.10      36.08 -  37.89
   2008.................    686    9.94 - 10.71       7,113      0.42         0.80 - 2.10     -44.03 - -43.29
   2007.................    900   17.72 - 18.89      16,547      1.58         0.80 - 2.15      -0.51 -   0.87
   2006.................  1,083   17.81 - 18.72      19,862      0.22         0.80 - 2.15      12.60 -  14.15
   2005.................    983   15.81 - 16.40      15,895      0.18         0.80 - 2.15      10.03 -  11.54

   VT Money Market
   2009................. 13,389    9.68 - 12.05     142,436      0.21         0.80 - 2.59      -2.39 -  -0.59
   2008................. 14,697    9.98 - 12.12     159,605      2.73         0.80 - 2.49       0.01 -   1.75
   2007................. 14,737    9.95 - 11.91     157,819      4.74         0.80 - 2.54       2.13 -   3.97
   2006................. 14,482    9.75 - 11.46     150,672      4.27         0.80 - 2.54      -2.54 -   3.54
   2005.................  9,815    9.57 - 11.07      99,786      2.61         0.80 - 2.59      -0.12 -   1.71

   VT New Opportunities
   2009 (q).............  8,619    6.65 - 12.79      57,927      0.38         0.80 - 2.69      28.58 -  31.08
   2008.................  8,465    5.07 -  9.95      44,020      0.00         0.80 - 2.69     -40.40 - -39.24
   2007................. 10,620    8.35 - 16.69      91,485      0.00         0.80 - 2.69       2.88 -   4.89
   2006................. 13,161    7.96 - 16.22     109,501      0.00         0.80 - 2.69       5.65 -   7.69
   2005................. 15,595    7.39 - 15.35     121,531      0.11         0.80 - 2.69       7.05 -   9.12

--------
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT New Value
   2009 (p)(r).......     --       N/A - N/A    $     --      2.82%        0.80 - 2.69%     -5.97 -  -5.75%
   2008..............  8,326  $ 6.11 -  9.51      72,807      1.86         0.80 - 2.59     -46.19 - -45.20
   2007.............. 10,280   11.36 - 17.36     164,993      1.21         0.80 - 2.59      -7.37 -  -5.65
   2006.............. 11,867   12.26 - 18.40     201,899      1.05         0.80 - 2.59      13.02 -  15.09
   2005.............. 11,846   10.85 - 15.98     177,051      0.80         0.80 - 2.59       5.05 -   8.51

   VT OTC & Emerging Growth
   2009 (p)(u).......     --       N/A - N/A          --        --         0.80 - 2.15      -3.04 -  -2.88
   2008..............  4,304    1.39 -  2.78      11,994      0.00         0.80 - 2.10     -46.80 - -46.09
   2007..............  5,172    2.62 -  5.15      26,995      0.00         0.80 - 2.10      10.31 -  11.78
   2006..............  6,258    2.37 -  4.61      29,518      0.00         0.80 - 2.10      10.05 -  11.51
   2005..............  7,201    2.15 -  4.13      30,905      0.00         0.80 - 2.10       5.60 -   7.00

   VT Research
   2009..............  4,329    8.19 - 11.69      35,684      1.10         0.80 - 2.34      30.07 -  32.12
   2008..............  5,038    6.20 -  8.99      31,642      1.02         0.80 - 2.34     -39.99 - -39.04
   2007..............  6,452   10.17 - 14.98      66,808      0.44         0.80 - 2.34      -1.81 -  -0.25
   2006..............  8,102   10.20 - 15.25      84,868      0.56         0.80 - 2.34       8.71 -  10.42
   2005..............  9,811    9.24 - 13.96      93,506      0.84         0.80 - 2.49       2.40 -   4.17

   VT Small Cap Value
   2009..............  3,821   10.52 - 11.54      55,216      1.61         0.70 - 2.30      28.54 -  30.62
   2008..............  4,401    8.18 -  8.83      49,462      1.51         0.70 - 2.30     -40.74 - -39.78
   2007..............  5,749   13.81 - 14.67     109,014      0.64         0.70 - 2.30     -14.72 - -13.33
   2006..............  7,373   16.19 - 16.92     164,020      0.33         0.70 - 2.30      14.64 -  16.48
   2005..............  8,460   14.13 - 14.53     164,487      0.17         0.70 - 2.30       4.58 -   6.29

   VT Vista
   2009 (u)..........  6,260    7.79 - 12.54      47,351      0.00         0.80 - 2.69      35.01 -  37.64
   2008..............  4,906    5.66 -  9.29      27,891      0.00         0.80 - 2.69     -47.01 - -45.98
   2007..............  6,528   10.47 - 17.53      68,837      0.00         0.80 - 2.69       1.00 -   2.97
   2006..............  8,515   10.17 - 17.36      87,412      0.00         0.80 - 2.69       2.62 -   4.61
   2005..............  9,919    9.72 - 16.91      97,783      0.00         0.80 - 2.69       9.14 -  11.25

--------
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(r)On February 13, 2009, VT New Value merged into VT Equity Income Fund
(u)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Voyager
   2009.............. 17,282  $ 7.28 - 13.28    $161,418      0.81%        0.70 - 2.69%     59.49 -  62.75%
   2008.............. 19,903    4.47 -  8.33     115,942      0.00         0.70 - 2.69     -38.73 - -37.47
   2007.............. 26,242    7.15 - 13.59     244,632      0.00         0.70 - 2.69       2.67 -   4.78
   2006.............. 33,891    6.83 - 13.24     303,969      0.11         0.70 - 2.69       2.61 -   4.70
   2005.............. 41,527    6.52 - 12.90     354,385      0.66         0.70 - 2.69       2.86 -   4.96

Investments in the
  RidgeWorth
  Variable Trust
  Sub-Accounts:
   RidgeWorth Large Cap Core Equity Fund
   2009 (m)..........     --     N/A -   N/A          --      0.86         1.15 - 2.69      -4.61 -  -4.14
   2008..............    187    8.46 -  9.17       1,572      0.98         1.15 - 2.19     -39.27 - -38.61
   2007..............    269   13.78 - 17.22       3,650      1.17         1.15 - 2.19      -1.43 -  -0.37
   2006..............    367   13.84 - 15.32       5,013      1.22         1.15 - 2.19      13.66 -  14.87
   2005..............    444   12.04 - 13.48       5,271      0.95         1.15 - 2.19       6.65 -   7.78

   RidgeWorth Large Cap Growth Stock
   2009 (m)..........     --       N/A - N/A          --      0.95         1.15 - 2.69       1.32 -   1.82
   2008..............    546    6.92 -  7.62       6,777      0.25         1.15 - 2.34     -42.07 - -41.36
   2007..............    755   11.80 - 13.15      15,510      0.38         1.15 - 2.34      12.57 -  13.95
   2006..............  1,120   10.35 - 11.68      21,018      0.27         1.15 - 2.34       8.24 -   9.56
   2005..............  1,599    9.45 - 10.79      28,572      0.13         1.15 - 2.34      -3.21 -  -2.03

   RidgeWorth Large Cap Value Equity Fund
   2009 (m)..........     --       N/A - N/A          --      1.24         1.15 - 2.69      -5.81 -  -5.34
   2008..............    534    9.71 - 10.24       7,773      2.09         1.15 - 2.19     -34.26 - -33.56
   2007..............    711   14.61 - 15.57      15,457      1.51         1.15 - 2.19       1.28 -   2.36
   2006..............  1,011   14.27 - 15.37      22,014      1.40         1.15 - 2.19      19.79 -  21.07
   2005..............  1,458   11.79 - 12.83      27,023      1.56         1.15 - 2.19       1.48 -   2.57

   RidgeWorth Mid-Cap Core Equity Fund
   2009 (m)..........     --       N/A - N/A          --      0.91         1.15 - 2.69      -1.03 -  -0.54
   2008..............    248    7.39 -  9.46       2,606      0.68         1.15 - 2.09     -41.90 - -41.34
   2007..............    331   12.60 - 16.29       5,835      0.22         1.15 - 2.09       2.97 -   3.97
   2006..............    480   12.12 - 15.82       8,465      0.39         1.15 - 2.09       8.41 -   9.46
   2005..............    639   11.07 - 14.59      10,606      0.44         1.15 - 2.09      11.94 -  13.02

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  RidgeWorth Variable
  Trust Sub-Accounts
  (continued):
   RidgeWorth Small Cap Value Equity Fund
   2009 (m)..............    --        N/A - N/A    $    --       0.78%        1.15 - 2.69%      1.60 -   2.11%
   2008..................   239   $11.93 - 19.87      3,491       1.63         1.15 - 2.39     -34.74 - -33.91
   2007..................   351    18.28 - 30.07      7,960       0.91         1.15 - 2.39       0.09 -   1.38
   2006..................   439    18.26 - 29.66     10,021       0.45         1.15 - 2.39      13.34 -  14.78
   2005..................   526    16.11 - 25.84     10,668       0.44         1.15 - 2.39      10.63 -  61.15

Investments in the Rydex
  Variable Trust
  Sub-Account:
   Rydex VT Nasdaq 100 Strategy Fund
   2009..................    --        N/A - N/A         --         --         1.50 - 1.50      49.72 -  49.72
   2008..................   < 1     8.69 -  8.69          1       0.04         1.50 - 1.50     -42.79 - -42.79
   2007..................   < 1    15.19 - 15.19          7       0.08         1.50 - 1.50      16.05 -  16.05
   2006..................   < 1    13.09 - 13.09          5       0.00         1.50 - 1.50       4.19 -   4.19
   2005..................   < 1    12.57 - 12.57          4       0.00         1.50 - 1.50      -0.40 -  -0.40

Investments in the
  The Universal
  Institutional Funds,
  Inc. Sub-Accounts:
   Van Kampen UIF Capital Growth
   2009.................. 3,168     8.59 - 11.51     30,116       0.00         0.70 - 2.69      61.10 -  64.40
   2008.................. 3,844     5.22 -  7.15     22,578       0.20         0.70 - 2.69     -50.56 - -49.54
   2007.................. 4,748    10.35 - 14.46     55,126       0.00         0.70 - 2.69      18.61 -  21.05
   2006.................. 5,948     8.55 - 12.19     58,189       0.00         0.70 - 2.69       1.31 -   3.38
   2005.................. 7,010     8.27 - 12.03     67,276       0.48         0.70 - 2.69      12.61 -  14.90

   Van Kampen UIF Core Plus Fixed Income
   2009..................   102    11.81 - 12.34      1,237       8.60         1.35 - 1.85       7.62 -   8.16
   2008..................    88    10.97 - 12.98        993       4.32         1.15 - 1.85     -11.87 - -11.23
   2007..................   139    12.45 - 14.62      1,773       3.61         1.15 - 1.85       3.49 -   4.24
   2006..................   151    12.03 - 14.03      1,863       3.95         1.15 - 1.85       1.82 -   2.55
   2005..................   175    11.81 - 13.68      2,108       3.18         1.15 - 1.85       2.29 -   3.03

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009
(u)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. Sub-Accounts
  (continued):
   Van Kampen UIF Emerging Markets Equity
   2009................  1,949  $17.30 - 26.03    $ 36,845       0.00%       0.70 - 2.20%     66.15 -  68.66%
   2008................  1,971   10.25 - 15.67      22,242       0.00        0.70 - 2.20     -57.57 - -56.93
   2007................  2,502   23.81 - 36.93      66,623       0.44        0.70 - 2.20      37.38 -  39.47
   2006................  3,270   17.07 - 25.15      63,047       0.75        0.70 - 2.20      34.17 -  36.19
   2005................  3,778   12.53 - 20.03      54,052       0.36        0.70 - 2.20      30.95 -  32.92

   Van Kampen UIF Global Value Equity
   2009................      2    9.22 -  9.63          19       5.28        1.35 - 1.85      13.85 -  14.43
   2008................      3    8.10 -  8.42          27       2.54        1.35 - 1.85     -41.26 - -40.96
   2007................      3   13.78 - 16.90          50       1.97        1.15 - 1.85       4.65 -   5.41
   2006................      4   13.17 - 16.03          54       1.59        1.15 - 1.85      18.97 -  19.83
   2005................      4   11.07 - 13.38          47       1.04        1.15 - 1.85       3.88 -   4.62

   Van Kampen UIF High Yield
   2009................     <1   14.83 - 14.83           6       8.05        1.50 - 1.50      39.95 -  39.95
   2008................      1   10.60 - 10.60           5      10.58        1.50 - 1.50     -24.01 - -24.01
   2007................      1   13.94 - 13.94           9       8.84        1.50 - 1.50       2.44 -   2.44
   2006................      1   13.61 - 13.61           9       8.01        1.50 - 1.50       7.00 -   7.00
   2005................      1   12.72 - 12.72           8       0.76        1.50 - 1.50      -0.45 -  -0.45

   Van Kampen UIF International Magnum
   2009................  1,980   10.29 - 12.09      19,324       2.82        0.70 - 2.20      29.65 -  31.61
   2008................  2,242    7.82 -  9.33      16,897       3.22        0.70 - 2.20     -45.83 - -45.01
   2007................  2,797   14.22 - 17.22      38,584       1.49        0.70 - 2.20      12.08 -  13.79
   2006................  3,317   12.50 - 14.05      40,739       0.09        0.70 - 2.20      22.42 -  24.26
   2005................  3,465   10.06 - 11.48      34,680       1.20        0.70 - 2.20       8.66 -  10.30

   Van Kampen UIF Mid Cap Growth
   2009................  1,424   14.68 - 15.97      21,180       0.00        0.70 - 2.30      54.08 -  56.56
   2008................  1,674    9.53 - 10.20      16,010       0.81        0.70 - 2.30     -47.98 - -47.14
   2007................  2,085   18.32 - 19.30      38,132       0.00        0.70 - 2.30      19.86 -  21.81
   2006................  2,642   15.28 - 15.85      40,057       0.00        0.70 - 2.30       6.80 -   8.51
   2005................  2,911   14.31 - 14.60      41,086       0.00        0.70 - 2.30      14.88 -  16.75

   Van Kampen UIF U.S. Mid Cap Value
   2009................  5,038   11.70 - 14.67      60,411       1.21        0.70 - 2.69      35.46 -  38.24
   2008................  5,830    8.64 - 10.61      51,012       0.84        0.70 - 2.69     -42.87 - -41.70
   2007................  7,726   15.12 - 18.20     116,996       0.68        0.70 - 2.69       4.93 -   7.09
   2006................  9,904   14.41 - 17.00     141,489       0.28        0.70 - 2.69      17.46 -  19.86
   2005................ 11,514   12.26 - 14.18     138,619       0.31        0.70 - 2.69       9.30 -  11.53

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. Sub-Accounts
  (continued):
   Van Kampen UIF U.S. Real Estate
   2009................ 1,134   $15.32 - 26.22    $23,487       2.84%        0.70 - 2.30%     25.43 -  27.46%
   2008................ 1,251    12.21 - 20.57     20,588       3.57         0.70 - 2.30     -39.31 - -38.33
   2007................ 1,726    20.13 - 33.35     46,609       1.16         0.70 - 2.30     -18.97 - -17.65
   2006................ 2,397    24.84 - 40.50     79,513       1.10         0.70 - 2.30      34.92 -  37.09
   2005................ 2,895    18.41 - 29.54     70,733       1.20         0.70 - 2.30      14.37 -  16.24

   Van Kampen UIF Value
   2009................     6    10.56 - 11.17         74       3.22         1.35 - 2.00      28.38 -  29.23
   2008................     9     8.70 - 10.40         86       3.45         1.15 - 2.00     -37.14 - -36.59
   2007................    17    13.85 - 16.40        252       1.76         1.15 - 2.00      -5.02 -  -4.18
   2006................    22    14.58 - 17.11        342       1.68         1.15 - 2.00      14.56 -  15.56
   2005................    26    12.72 - 14.81        347       1.32         1.15 - 2.00       3.37 -  27.24

Investments in the
  The Universal
  Institutional Funds,
  Inc. (Class II)
  Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)
   2009................ 1,148    16.86 - 18.91     22,075       7.70         1.29 - 2.59      26.74 -  28.43
   2008................ 1,264    14.92 - 16.19     18,942       7.44         1.29 - 2.59     -17.18 - -16.08
   2007................ 1,611    15.64 - 18.02     28,786       7.28         1.29 - 2.59       3.62 -   5.01
   2006................ 1,755    14.19 - 14.89     29,699       8.87         1.29 - 2.59       7.94 -   9.38
   2005................ 1,663    13.61 - 16.11     25,554       7.44         1.29 - 2.59       9.24 -  10.69

   Van Kampen UIF Emerging Markets Equity (Class II)
   2009................   593    29.46 - 32.18     18,635       0.00         1.29 - 2.59      65.71 -  67.92
   2008................   654    17.78 - 19.16     12,286       0.00         1.29 - 2.59     -57.87 - -57.30
   2007................   945    42.19 - 44.88     41,679       0.41         1.29 - 2.59      36.80 -  38.64
   2006................ 1,095    30.84 - 32.37     34,945       0.75         1.29 - 2.59      33.63 -  35.40
   2005................   903    23.08 - 23.91     21,348       0.35         1.29 - 2.59      30.31 -  32.05

   Van Kampen UIF Equity and Income (Class II)
   2009................ 3,981    12.19 - 12.99     50,480       2.68         1.29 - 2.59      19.32 -  20.91
   2008................ 4,556    10.88 - 11.73     47,934       2.44         1.29 - 2.59     -24.69 - -23.68
   2007................ 5,858    13.21 - 14.45     81,721       1.87         1.29 - 2.59       0.67 -   2.02
   2006................ 6,061    14.36 - 15.07     83,763       1.17         1.29 - 2.59       9.67 -  11.13
   2005................ 4,725    13.09 - 13.56     58,796       0.67         1.29 - 2.59       4.61 -   6.00

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. (Class II)
  Sub-Accounts
  (continued):
   Van Kampen UIF Capital Growth (Class II)
   2009................   756   $12.30 - 13.00    $ 10,008      0.00%        1.29 - 2.59%     60.87 -  63.02%
   2008................   921     8.08 -  8.71       7,452      0.00         1.29 - 2.59     -50.66 - -50.00
   2007................ 1,145    15.09 - 16.38      18,705      0.00         1.29 - 2.59      18.50 -  20.09
   2006................ 1,385    13.82 - 14.51      18,809      0.00         1.29 - 2.59       1.13 -   2.48
   2005................ 1,530    12.27 - 13.67      20,355      0.35         1.29 - 2.59      12.50 -  13.99

   Van Kampen UIF Global Franchise (Class II)
   2009................ 4,693    14.35 - 16.09      74,017      7.63         1.29 - 2.59      26.21 -  27.89
   2008................ 5,440    12.75 - 13.74      67,172      1.73         1.29 - 2.59     -30.78 - -29.86
   2007................ 6,729    15.99 - 18.42     119,171      0.00         1.29 - 2.59       6.92 -   8.36
   2006................ 6,893    17.22 - 18.08     113,948      1.43         1.29 - 2.59      18.37 -  19.95
   2005................ 5,284    12.30 - 14.55      74,280      0.00         1.29 - 2.59       9.08 -  10.54

   Van Kampen UIF Int'l Growth Equity (Class II)
   2009................   493     7.92 -  8.31       4,036      0.79         1.29 - 2.59      33.01 -  34.78
   2008................   502     5.95 -  6.17       3,062      0.00         1.29 - 2.59     -49.86 - -49.19
   2007................   433    11.90 - 12.14       3,062      0.17         1.29 - 2.44      11.46 -  12.78
   2006 (ah)...........   351    10.68 - 10.76       3,765      0.28         1.29 - 2.44       6.76 -   7.61

   Van Kampen UIF Mid Cap Growth (Class II)
   2009................ 2,520     9.72 - 17.72      34,343      0.00         1.29 - 2.59      53.29 -  55.34
   2008................ 3,170    11.56 - 12.46      27,843      0.70         1.29 - 2.59     -48.20 - -47.50
   2007................ 3,587    11.92 - 22.32      62,807      0.00         1.29 - 2.59      19.42 -  21.02
   2006................ 3,035    18.69 - 19.62      49,627      0.00         1.29 - 2.59       6.32 -   7.73
   2005................ 1,949    17.58 - 18.21      35,035      0.00         1.29 - 2.59      14.27 -  15.79

   Van Kampen UIF Small Company Growth (Class II)
   2009................   886    15.58 - 17.02      14,682      0.00         1.29 - 2.59      42.85 -  44.75
   2008................ 1,011    10.90 - 11.76      11,622      0.00         1.29 - 2.59     -41.98 - -41.21
   2007................ 1,182    18.79 - 19.99      23,184      0.00         1.29 - 2.59       0.28 -   1.63
   2006................ 1,425    18.74 - 19.67      27,591      0.00         1.29 - 2.59      10.40 -  87.42
   2005................ 1,560    17.20 - 17.82      27,468      0.00         1.29 - 2.59       9.97 -  11.43

   Van Kampen UIF U.S. Mid Cap Value (Class II)
   2009................ 3,109    12.61 - 15.45      46,473      1.11         1.29 - 2.59      35.56 -  37.36
   2008................ 3,724    11.40 - 12.29      40,747      0.76         1.29 - 2.59     -42.94 - -42.18
   2007................ 4,183    15.87 - 19.97      79,806      0.61         1.29 - 2.59       4.94 -   6.35
   2006................ 4,425    14.93 - 19.03      81,291      0.22         1.29 - 2.59      17.51 -  19.07
   2005................ 3,855    12.54 - 16.20      60,801      0.26         1.29 - 2.59       9.25 -  10.71

--------
(ah)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. (Class II)
  Sub-Accounts
  (continued):
   Van Kampen UIF U.S. Real Estate (Class II)
   2009................ 2,830   $17.03 - 17.56    $ 51,314      2.71%        1.29 - 2.69%     25.03 -  26.84%
   2008................ 3,317    14.05 - 15.33      47,539      2.88         1.29 - 2.69     -39.73 - -38.86
   2007................ 3,776    21.96 - 23.31      88,472      1.01         1.29 - 2.69     -19.51 - -18.35
   2006................ 4,137    28.96 - 30.72     118,645      0.96         1.29 - 2.69      33.98 -  35.90
   2005................ 4,154    19.79 - 21.61      87,617      1.15         1.29 - 2.69      13.62 -  15.25

Investments in the
  Van Kampen Life
  Investment Trust
  Sub-Accounts:
   LIT Capital Growth
   2009................ 3,339     5.81 -  9.59      26,376      0.11         0.70 - 2.30      62.30 -  64.91
   2008................ 3,876     3.52 -  5.91      18,810      0.54         0.70 - 2.30     -50.15 - -49.34
   2007................ 4,617     6.96 - 11.85      45,412      0.05         0.70 - 2.30      14.29 -  16.14
   2006................ 6,027     5.99 - 10.37      51,748      0.00         0.70 - 2.30       0.52 -   2.14
   2005................ 7,916     5.86 - 10.32      68,990      0.26         0.70 - 2.30       5.46 -   7.18

   LIT Comstock
   2009................ 3,622    10.46 - 11.72      40,418      4.52         0.70 - 2.30      25.85 -  27.88
   2008................ 4,331     8.31 -  9.16      38,125      2.68         0.70 - 2.30     -37.14 - -36.12
   2007................ 5,664    13.22 - 14.35      78,670      1.97         0.70 - 2.30      -4.28 -  -2.73
   2006................ 7,391    13.81 - 14.75     106,183      1.48         0.70 - 2.30      13.64 -  15.47
   2005................ 9,041    12.15 - 12.77     113,319      1.22         0.70 - 2.30       1.98 -   3.64

   LIT Government
   2009................    74    11.83 - 12.20         902      6.07         1.25 - 1.65      -0.68 -  -0.28
   2008................    96    11.91 - 12.24       1,172      4.61         1.25 - 1.65       0.14 -   0.55
   2007................   116    11.90 - 12.17       1,405      4.92         1.25 - 1.65       5.57 -   5.99
   2006................   142    11.27 - 11.48       1,626      4.33         1.25 - 1.65       1.65 -   2.06
   2005................   146    11.09 - 11.25       1,637      4.21         1.25 - 1.65       1.85 -   2.25

   LIT Money Market
   2009 (v)............    --     N/A  - N/A            --      0.01         1.25 - 1.65      -1.57 -  -1.19
   2008................   319    11.27 - 11.70       3,685      2.12         1.25 - 1.65       0.35 -   0.75
   2007................   294    11.23 - 11.62       3,380      4.78         1.25 - 1.65       2.99 -   3.41
   2006................   263    10.91 - 11.23       2,931      4.04         1.25 - 1.65       2.72 -   3.13
   2005................   273    10.62 - 10.89       2,961      2.70         1.25 - 1.65       1.01 -   1.41

--------
(v)For the period beginning January 1, 2009 and ended December 18, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                              AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                    ----------------------------------- ------------------------------------------------
                             ACCUMULATION                                  EXPENSE            TOTAL
                    UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                    (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                    ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Van Kampen Life
  Investment Trust
  (Class II)
  Sub-Accounts:
   LIT Capital Growth (Class II)
   2009............  3,778  $11.64 - 12.67    $ 36,584      0.00%        1.29 - 2.59%     61.35 -  63.51%
   2008............  4,416    7.21 -  7.78      26,105      0.20         1.29 - 2.59     -50.44 - -49.77
   2007............  5,416   14.55 - 15.43      63,457      0.00         1.29 - 2.59      13.61 -  15.13
   2006............  6,472   12.81 - 13.45      65,542      0.00         1.29 - 2.59      -0.03 -   1.30
   2005............  6,958   12.81 - 13.23      68,765      0.01         1.29 - 2.59       4.86 -   6.25

   LIT Comstock (Class II)
   2009............ 14,081   10.36 - 12.12     162,470      4.05         1.29 - 2.59      25.08 -  26.75
   2008............ 16,334    9.69 - 10.44     149,246      2.38         1.29 - 2.59     -37.47 - -36.63
   2007............ 20,553   12.90 - 15.49     297,888      1.71         1.29 - 2.59      -4.87 -  -3.60
   2006............ 23,656   16.28 - 17.09     356,769      1.25         1.29 - 2.59      13.05 -  14.55
   2005............ 23,945   14.40 - 14.92     317,128      0.87         1.29 - 2.59       1.42 -   2.77

   LIT Growth and Income (Class II)
   2009............  6,315   14.06 - 14.39      92,402      3.40         1.29 - 2.69      20.77 -  22.51
   2008............  7,078   11.64 - 12.71      84,837      1.92         1.29 - 2.69     -34.04 - -33.09
   2007............  8,749   17.56 - 17.65     157,176      1.44         1.29 - 2.69      -0.25 -   1.19
   2006............  9,672   17.69 - 17.35     171,902      0.97         1.29 - 2.69      12.86 -  14.48
   2005............  9,458   15.68 - 16.39     147,128      0.78         1.29 - 2.69       6.78 -   8.31

   LIT Mid Cap Growth (Class II)
   2009............  1,031   12.32 - 14.26      12,941      0.00         0.70 - 2.59      52.33 -  55.28
   2008............  1,132    7.94 -  9.36       9,250      0.00         0.70 - 2.59     -48.22 - -47.21
   2007............  1,353   15.03 - 18.08      21,082      0.00         0.70 - 2.59      14.54 -  16.78
   2006............  1,638   12.23 - 12.87      21,980      0.00         0.70 - 2.59       2.21 -   4.19
   2005............  1,821   11.97 - 12.36      23,587      0.00         0.70 - 2.59       8.24 -  10.34

   LIT Money Market (Class II)
   2009 (v)........     --    N/A  - N/A            --      0.01         1.29 - 2.69      -2.59 -  -1.23
   2008............  3,348   10.00 - 10.69      35,231      1.92         1.29 - 2.59      -0.85 -   0.48
   2007............  3,118   10.09 - 10.64      32,788      4.79         1.29 - 2.59       1.74 -   3.10
   2006............  3,035    9.92 - 10.32      31,042      3.94         1.29 - 2.59       1.48 -   2.83
   2005............  3,045    9.77 - 10.04      30,362      2.48         1.29 - 2.59      -0.22 -   1.11

--------
(v)For the period beginning January 1, 2009 and ended December 18, 2009

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                      YEAR ENDED DECEMBER 31,
                                                    --------------------------
($ IN MILLIONS)                                       2009      2008     2007
                                                    -------   -------   ------
REVENUES
Premiums (net of reinsurance ceded of $528, $534
   and $625)                                        $   581   $   585   $  502
Contract charges (net of reinsurance ceded of
   $278, $340 and $315)                                 952       911      942
Net investment income                                 2,974     3,720    4,205
Realized capital gains and losses:
   Total other-than-temporary impairment losses      (1,592)   (2,434)    (210)
   Portion of loss recognized in other
      comprehensive income                              316        --       --
                                                    -------   -------   ------
      Net other-than-temporary impairment losses
         recognized in earnings                      (1,276)   (2,434)    (210)
   Sales and other realized capital gains and
      losses                                            856      (618)      13
                                                    -------   -------   ------
      Total realized capital gains and losses          (420)   (3,052)    (197)
                                                    -------   -------   ------
                                                      4,087     2,164    5,452
COSTS AND EXPENSES
Contract benefits (net of reinsurance ceded of
   $601, $1,099 and $646)                             1,402     1,397    1,364
Interest credited to contractholder funds (net of
   reinsurance ceded of $32, $43 and $47)             2,076     2,356    2,628
Amortization of deferred policy acquisition costs       888       643      518
Operating costs and expenses                            321       383      318
Restructuring and related charges                        24         1        2
Interest expense                                         42        16       20
                                                    -------   -------   ------
                                                      4,753     4,796    4,850
Gain (loss) on disposition of operations                  7        (4)     (10)
                                                    -------   -------   ------
(LOSS) INCOME FROM OPERATIONS BEFORE INCOME TAX
   (BENEFIT) EXPENSE                                   (659)   (2,636)     592
                                                    -------   -------   ------
Income tax (benefit) expense                           (112)     (946)     180
                                                    -------   -------   ------
NET (LOSS) INCOME                                      (547)   (1,690)     412
                                                    -------   -------   ------
OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
Change in unrealized net capital gains and losses     1,899    (2,253)    (409)
                                                    -------   -------   ------
COMPREHENSIVE INCOME (LOSS)                         $ 1,352   $(3,943)  $    3
                                                    =======   =======   ======

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                                    DECEMBER 31,
                                                                                 -----------------
($ IN MILLIONS, EXCEPT SHARE AND PAR VALUE DATA)                                   2009      2008
                                                                                 -------   -------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $49,842 and $49,136)   $47,658   $42,446
   Mortgage loans                                                                  7,780    10,012
   Equity securities, at fair value (cost $159 and $106)                             183        82
   Limited partnership interests                                                   1,028     1,187
   Short-term, at fair value (amortized cost $1,669 and $3,855)                    1,669     3,858
   Policy loans                                                                      823       813
   Other                                                                           1,076     1,374
                                                                                 -------   -------
      Total investments                                                           60,217    59,772
Cash                                                                                 145        93
Deferred policy acquisition costs                                                  3,664     6,701
Reinsurance recoverables                                                           4,016     3,923
Accrued investment income                                                            540       542
Deferred income taxes                                                                203     1,382
Other assets                                                                         963     1,294
Separate Accounts                                                                  9,072     8,239
                                                                                 -------   -------
      TOTAL ASSETS                                                               $78,820   $81,946
                                                                                 =======   =======
LIABILITIES
Contractholder funds                                                             $50,850   $56,780
Reserve for life-contingent contract benefits                                     12,256    12,256
Unearned premiums                                                                     30        32
Payable to affiliates, net                                                           119       142
Other liabilities and accrued expenses                                             1,432     1,638
Surplus notes due to related parties                                                 675       650
Separate Accounts                                                                  9,072     8,239
                                                                                 -------   -------
      TOTAL LIABILITIES                                                           74,434    79,737
                                                                                 -------   -------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)
SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares
   authorized, none issued                                                            --        --
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares
   authorized, none issued                                                            --        --
Common stock, $227 par value, 23,800 shares authorized and outstanding                 5         5
Additional capital paid-in                                                         3,189     2,475
Retained income                                                                    1,969     2,066
Accumulated other comprehensive loss:
   Unrealized net capital gains and losses:
      Unrealized net capital losses on fixed income securities with OTTI            (274)       --
      Other unrealized net capital gains and losses                               (1,146)   (4,362)
      Unrealized adjustment to DAC, DSI and insurance reserves                       643     2,025
                                                                                 -------   -------
         Total unrealized net capital gains and losses                              (777)   (2,337)
                                                                                 -------   -------
         Total accumulated other comprehensive loss                                 (777)   (2,337)
                                                                                 -------   -------
         Total shareholder's equity                                                4,386     2,209
                                                                                 -------   -------
         TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                              $78,820   $81,946
                                                                                 =======   =======

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                         YEAR ENDED DECEMBER 31,
                                                                      ----------------------------
($ IN MILLIONS)                                                         2009       2008      2007
                                                                      --------   -------   -------
REDEEMABLE PREFERRED STOCK - SERIES A
Balance, beginning of year                                            $    --    $    --   $    5
Redemption of stock                                                        --         --       (5)
                                                                      --------   -------   -------
Balance, end of year                                                       --         --       --
                                                                      --------   -------   -------
COMMON STOCK                                                                5          5        5
                                                                      --------   -------   -------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                              2,475      1,108    1,108
Capital contributions                                                     697      1,349       --
Forgiveness of payable due to parent (see Note 4)                          17         --       --
Gain on reinsurance transaction with affiliate (see Note 4)                --         18       --
                                                                      --------   -------   -------
Balance, end of year                                                    3,189      2,475    1,108
                                                                      --------   -------   -------
RETAINED INCOME
Balance, beginning of year                                              2,066      3,734    4,055
Net (loss) income                                                        (547)    (1,690)     412
Cumulative effect of change in accounting principle                       481         --       (8)
(Loss) gain on transfers of investments to/from parent (see Note 4)       (36)        22       --
Forgiveness of payable due to parent (see Note 4)                           5         --       --
Dividends                                                                  --         --     (725)
                                                                      --------   -------   -------
Balance, end of year                                                    1,969      2,066    3,734
                                                                      --------   -------   -------
ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
Balance, beginning of year                                             (2,337)       (84)     325
Cumulative effect of change in accounting principle                      (339)        --       --
Change in unrealized net capital gains and losses                       1,899     (2,253)    (409)
                                                                      --------   -------   -------
Balance, end of year                                                     (777)    (2,337)     (84)
                                                                      --------   -------   -------
TOTAL SHAREHOLDER'S EQUITY                                            $ 4,386    $ 2,209   $4,763
                                                                      ========   =======   =======

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                        YEAR ENDED DECEMBER 31,
                                                    ------------------------------
($ IN MILLIONS)                                       2009       2008       2007
                                                    --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income                                   $   (547)  $ (1,690)  $    412
Adjustments to reconcile net (loss) income to net
   cash provided by operating activities:
   Amortization and other non-cash items                (277)      (423)      (289)
   Realized capital gains and losses                     420      3,052        197
   (Gain) loss on disposition of operations               (7)         4         10
   Interest credited to contractholder funds           2,076      2,356      2,628
   Changes in:
      Policy benefit and other insurance reserves       (446)      (446)      (290)
      Unearned premiums                                   (2)        (2)        (1)
      Deferred policy acquisition costs                  485         47        (29)
      Reinsurance recoverables                          (236)      (167)      (276)
      Income taxes                                       412       (828)       112
      Other operating assets and liabilities             (29)        --        104
                                                    --------   --------   --------
         Net cash provided by operating activities     1,849      1,903      2,578
                                                    --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales:
   Fixed income securities                            13,621     11,083     11,222
   Equity securities                                      35        131         73
   Limited partnership interests                          78        100        181
   Mortgage loans                                        335        248         --
   Other investments                                     485        135        156
Investment collections:
   Fixed income securities                             3,652      2,530      2,981
   Mortgage loans                                      1,695        800      1,506
   Other investments                                     105         95        383
Investment purchases:
   Fixed income securities                           (16,720)    (6,498)   (12,096)
   Equity securities                                    (102)      (133)      (101)
   Limited partnership interests                        (209)      (410)      (673)
   Mortgage loans                                        (18)    (1,115)    (2,637)
   Other investments                                     (26)      (120)      (693)
Change in short-term investments, net                  2,275     (4,529)        31
Change in policy loans and other investments, net       (193)      (359)        30
Disposition of operations                                 --         (3)        (5)
                                                    --------   --------   --------
         Net cash provided by investing activities     5,013      1,955        358
                                                    --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of surplus notes to related parties              --        800         --
Capital contributions                                    250        607         --
Note payable to parent                                    --         --       (500)
Redemption of redeemable preferred stock                  --         --        (11)
Contractholder fund deposits                           3,340      9,253      7,948
Contractholder fund withdrawals                      (10,400)   (14,610)    (9,736)
Dividends paid                                            --         --       (725)
                                                    --------   --------   --------
         Net cash used in financing activities        (6,810)    (3,950)    (3,024)
                                                    --------   --------   --------
NET INCREASE (DECREASE) IN CASH                           52        (92)       (88)
CASH AT BEGINNING OF YEAR                                 93        185        273
                                                    --------   --------   --------
CASH AT END OF YEAR                                 $    145   $     93   $    185
                                                    ========   ========   ========

                 See notes to consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

     To conform to the current year presentation, certain amounts in the prior years' consolidated financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products, and voluntary accident and health insurance. The principal individual products are fixed annuities; interest-sensitive, traditional and variable life insurance; and voluntary accident and health insurance. The institutional product line consists primarily of funding agreements sold to unaffiliated trusts that use them to back medium-term notes issued to institutional and individual investors. The following table summarizes premiums and contract charges by product.

($ IN MILLIONS)                                   2009     2008     2007
                                                 ------   ------   ------
PREMIUMS
   Traditional life insurance /(1)/              $  387   $  368   $  260
   Immediate annuities with life contingencies      102      132      204
   Accident and health                               92       85       38
                                                 ------   ------   ------
     TOTAL PREMIUMS                                 581      585      502
CONTRACT CHARGES
   Interest-sensitive life insurance /(1)/          907      855      862
   Fixed annuities                                   44       55       79
   Variable annuities                                 1        1        1
                                                 ------   ------   ------
      TOTAL CONTRACT CHARGES                        952      911      942
                                                 ------   ------   ------
         TOTAL PREMIUMS AND CONTRACT CHARGES     $1,533   $1,496   $1,444
                                                 ======   ======   ======

----------
/(1)/ Beginning in 2008, certain ceded reinsurance premiums previously included as a component of traditional life insurance premiums were reclassified prospectively to be reported as a component of interest-sensitive life insurance contract charges. In 2007, these ceded reinsurance premiums were $90 million.

     The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2009, the top geographic locations for statutory premiums and annuity considerations were California, Florida, Texas, New York and Nebraska. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. The Company distributes its products to individuals through multiple distribution channels, including Allstate exclusive agencies, which include exclusive financial specialists, independent agents (including master brokerage agencies), specialized structured settlement brokers and, through March 31, 2010, financial service firms, such as banks and broker-dealers. Effective March 31, 2010, the Company will no longer wholesale or provide distribution support to banks and broker-dealers. Although the Company will continue to service inforce contracts sold through these channels, the Company will no longer solicit new sales through the Company's direct relationships with banks or broker-dealers. Certain of the Company's master brokerage agencies and independent agents may continue to wholesale the Company's products to banks and broker-dealers through their relationships.

     The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in equity, interest, credit spreads or currency exchange rates and prices. The Company's primary market risk exposures are to changes in interest rates, credit spreads and equity prices. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets and liabilities. This risk arises from many of the Company's primary activities, as it invests substantial funds in interest-sensitive assets and issues interest-sensitive liabilities. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company's primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets. Equity price risk is the risk that the Company will incur losses due to adverse changes in the general levels of the equity markets.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. The Company currently benefits from agreements with financial services entities that market and distribute its products; change in control of these non-affiliated entities could negatively impact the Company's sales. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation or permit the establishment of certain products or investments that may compete with life insurance or annuities, could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, asset-backed securities ("ABS"), residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs ("DAC"), certain deferred sales inducement costs ("DSI") and certain reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.

     Equity securities primarily include common and non-redeemable preferred stocks and real estate investment trust equity investments. Equity securities are classified as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

     Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate.

     Investments in limited partnership interests, including interests in limited liability companies, private equity/debt funds, real estate funds and hedge funds, where the Company's interest is so minor that it exercises virtually no influence over operating and financial policies, are accounted for in accordance with the cost method of accounting; otherwise, investments in limited partnership interests are accounted for in accordance with the equity method of accounting.

     Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value. Policy loans are carried at the respective unpaid principal balances. Other investments consist primarily of bank loans. Bank loans are comprised primarily of senior secured corporate loans which are carried at amortized cost.

     Investment income consists primarily of interest and dividends, income from certain limited partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for certain asset-backed securities, residential mortgage-backed securities and commercial mortgage-backed securities is determined considering estimated principal repayments obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For beneficial interests in securitized financial assets not of high credit quality, the effective yield is recalculated on a prospective basis. For all other asset-backed securities, residential mortgage-backed securities and commercial mortgage-backed securities, the effective yield is recalculated on a retrospective basis. For other-than-temporarily impaired fixed income securities, the effective yield method utilizes the difference between the amortized cost basis at impairment and the cash flows expected to be collected. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans and bank loans that are in default or when full and timely collection of principal and interest payments is not probable. Income from investments in limited partnership interests accounted for on the cost basis is recognized upon receipt of amounts distributed by the partnerships as investment income. Subsequent to October 1, 2008, income from investments in limited partnership interests accounted for utilizing the equity method of accounting ("EMA LP") is reported in realized capital gains and losses.

     Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, periodic changes in the fair value and settlements of certain derivatives including hedge ineffectiveness, and income from certain limited partnership interests. Realized capital gains and losses on investment sales include calls and prepayments and are determined on a specific identification basis. Income from investments in limited partnership interests accounted for utilizing the equity method of accounting is recognized based on the financial results of the entity and the Company's proportionate investment interest, and is recognized on a delay due to the availability of the related financial statements. The recognition of income on hedge funds is generally on a one month delay and the income recognition on private equity/debt funds and real estate funds are generally on a three month delay.

     The Company recognizes other-than-temporary impairment losses on fixed income securities when the decline in fair value is deemed other than temporary including when the Company has made the decision to sell or it is more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis. Additionally, if the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss deemed to be related to other factors and recognized in other comprehensive income ("OCI"). Fixed income securities subject to other-than-temporary impairment write-downs continue to earn investment income when future expected payments are reasonably estimable, and any discount or premium is recognized using the effective yield method over the expected life of the security; otherwise income recognition is discontinued. The Company recognizes other-than-temporary impairment losses on equity securities when the decline in fair value is deemed other than temporary including when the Company does not have a positive intent and ability to hold an impaired security until recovery.

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps and floors, warrants, forward contracts to hedge foreign currency risk and certain investment risk transfer reinsurance agreements. Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in convertible and equity-indexed fixed income securities, equity-indexed life and annuity contracts, reinsured variable annuity contracts and certain funding agreements (see Note 7).

     All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in fair value of derivatives embedded in annuity product contracts and subject to bifurcation is reported in contract benefits, interest credited to contractholder funds or realized capital gains and losses. Cash flows from embedded derivatives requiring bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks respectively within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk. In the case of a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses.

     Fair value hedges For hedging instruments used in fair value hedges, when the hedged items are investment assets or a portion thereof, the change in fair value of the derivatives is reported in net investment income, together with the change in the fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in the fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in the fair value of the hedged risk.

     Cash flow hedges For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects net income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to net income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to net income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     Termination of hedge accounting If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying amount for the liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset which has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.

     When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the hedged risk impacts net income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because the forecasted transaction is no longer probable, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied.

     Non-hedge derivative financial instruments Based upon the type of derivative instrument and strategy, the income statement effects, including fair value gains and losses and accrued periodic settlements, of derivatives for which hedge accounting is not applied are reported in a single line item with the results of the associated risk.

SECURITIES LOANED AND SECURITY REPURCHASE

     The Company's business activities include securities lending transactions and securities sold under agreements to repurchase ("repurchase agreements"), which are used primarily to generate net investment income. The proceeds received from repurchase agreements also provide a source of liquidity. For repurchase agreements and securities lending transactions used to generate net investment income, the proceeds received are reinvested in short-term investments or fixed income securities. These transactions are short-term in nature, usually 30 days or less.

     The Company receives cash collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to redeem the securities loaned on short notice. Substantially all of the Company's securities loaned are placed with large banks.

     Securities to be repurchased under repurchase agreements are the same, or substantially the same, as the securities transferred. The Company's obligations to return the funds received under repurchase agreements are carried at the amount at which the securities will subsequently be reacquired, including accrued interest, as specified in the respective agreements and are classified as other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and early surrender. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities and indexed funding agreements are generally based on a specified interest rate index, such as LIBOR, or an equity index, such as the Standard & Poor's ("S&P") 500 Index. Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.

     Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. Substantially all of the Company's variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration, and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuities and primarily in the form of additional credits to the customer's account value or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income. Amortization of DAC is included in amortization of deferred policy acquisition costs on the Consolidated Statements of Operations and Comprehensive Income and is described in more detail below. DSI is amortized to income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds on the Consolidated Statements of Operations and Comprehensive Income. DAC and DSI are periodically reviewed for recoverability and adjusted if necessary.

     For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies.

     For interest-sensitive life, fixed annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance and uses rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of customer surrender rates, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The cumulative DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to results of operations when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.

     AGP and EGP consist primarily of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of persistency, mortality, expenses, and hedges if applicable. For products exposed to investment credit losses in excess of the Company's expectations that may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the higher credit losses.

     The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, fixed annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC and DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively, on the Consolidated Statements of Operations and Comprehensive Income.

     The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product portfolios were actually realized. The adjustments are recorded net of tax in accumulated other comprehensive income. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in accumulated other comprehensive income recognize the impact on shareholder's equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.

     Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions that are determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contract continue to be deferred and amortized in connection with the replacement contract. For interest-sensitive life insurance and investment contracts, the EGP of the replacement contract is treated as a revision to the EGP of the replaced contract in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC and benefit reserves that result from the replacement contract are treated as prospective revisions. Any costs associated with the issuance of the replacement contract are characterized as maintenance costs and expensed as incurred.

     Internal replacement transactions that are determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to the Consolidated Statements of Operations and Comprehensive Income.

     The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $16 million and $19 million at December 31, 2009 and 2008, respectively. Amortization expense of the present value of future profits was $3 million, $5 million and $5 million in 2009, 2008 and 2007, respectively.

REINSURANCE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance (see Note 9). The Company has also used reinsurance to effect the acquisition or disposition of certain blocks of business. The amounts reported in the Consolidated Statements of Financial Position as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers including their activities with respect to claim settlement practices and commutations, and establishes allowances for uncollectible reinsurance as appropriate.

GOODWILL

     Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The goodwill balance was $5 million at both December 31, 2009 and 2008. The Company annually evaluates goodwill for impairment using a trading multiple analysis, which is a widely accepted valuation technique to estimate the fair value of its reporting units. If conditions warrant, a discounted cash flow analysis may also be used. The Company also reviews its goodwill for impairment whenever events or changes in circumstances indicate that it is more likely than not that the carrying amount of goodwill may exceed its implied fair value. Goodwill impairment evaluations indicated no impairment at December 31, 2009 or 2008.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments, insurance reserves, DAC and differences in tax bases of invested assets. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized (see Note 12).

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary health products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses (see Note 8). These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities and funding agreements. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (see
Note 8). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.

SEPARATE ACCOUNTS

     Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.

     Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. Substantially all of the Company's variable annuity business was reinsured to Prudential beginning in 2006.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to invest, commitments to purchase private placement securities, commitments to fund mortgage loans and financial guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see Note 7 and Note
11).

ADOPTED ACCOUNTING STANDARDS

Recognition and Presentation of Other-Than-Temporary Impairments

     In April 2009, the FASB issued new accounting guidance for the recognition of other-than-temporary impairments ("OTTI") of debt securities. If the fair value of a debt security is less than its amortized cost basis at the reporting date, an entity shall assess whether the impairment is an OTTI. When an entity intends to sell an impaired security or more likely than not will be required to sell an impaired security before recovery of its amortized cost basis, an OTTI is recognized in earnings. If the entity does not expect to recover the entire amortized cost basis of an impaired debt security, even if it does not intend to sell the security and it is not more likely than not that it would be required to sell the security before recovery of its amortized cost basis, the entity must consider, based upon an estimate of the present value of cash flows expected to be collected on the debt security as compared to its amortized cost basis, whether a credit loss exists. The portion of the total OTTI related to a credit loss shall be recognized in earnings while the portion of the total OTTI related to factors other than credit shall be recognized in OCI. The statement of operations is required to present the total OTTI with an offset for the amount of the total OTTI that is recognized in OCI. The statement disclosing accumulated other comprehensive income ("AOCI") is required to separately present amounts recognized for debt securities for which a portion of an OTTI has been recognized in earnings.

     The new guidance expands disclosure requirements for both debt and equity securities and requires a more detailed, risk-oriented breakdown of security types and related information, and requires that the annual disclosures be made for interim periods. In addition, new disclosures are required about significant inputs used in determining credit losses as well as a rollforward of credit losses each period. The disclosures are not required for earlier periods presented for comparative purposes. The new guidance applies to existing and new investments held as of the beginning of the interim period of adoption.

     The Company adopted the provisions of the new guidance as of April 1, 2009. The adoption resulted in the reclassification of $733 million of previously recorded OTTI write-downs from retained income to unrealized capital losses. The cumulative effect of adoption, net of related DAC, DSI and tax adjustments, was an increase in retained income of $481 million and a decrease in unrealized net capital gains and losses of $339 million, with a net benefit to equity of $142 million. The benefit to equity resulted from a decrease in a deferred tax asset valuation allowance. The adoption did not have an impact on the Company's Consolidated Statement of Operations and Comprehensive Income. The effect of the adoption on net income for interim periods after adoption is not determinable. The accounting standard incorporates management's intent as a critical component to the determination of the amount recorded and this assessment process was changed as of April 1, 2009 to an intent to sell model from an intent to hold model.

Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

     In April 2009, the FASB issued new accounting guidance relating to fair value measurements to provide additional guidance for estimating fair value when the volume and level of activity for an asset or liability have significantly decreased. Guidance on identifying circumstances that indicate a transaction is not orderly is also provided. If it is concluded that there has been a significant decrease in the volume and level of market activity for an asset or liability in relation to normal market activity, transaction or quoted prices may not be determinative of fair value and further analysis of transaction or quoted prices may be necessary. Determination of whether a transaction is orderly is based on the weight of relevant evidence.

     The disclosure requirements are expanded to include the inputs and valuation techniques used to measure fair value and a discussion of changes in valuation techniques and related inputs during the quarterly reporting period. Disclosures of assets and liabilities measured at fair value are to be presented by major security type. Disclosures are not required for earlier periods presented for comparative purposes. Revisions resulting from a change in valuation technique or its application shall be accounted for as a change in accounting estimate and disclosed, along with the total effect of the change in valuation technique and related inputs, if practicable, by major category. The Company adopted the provisions of the new guidance as of April 1, 2009. The adoption had no effect on the Company's results of operations or financial position.

Interim Disclosures about Fair Value of Financial Instruments

     In April 2009, the FASB issued new accounting guidance to require disclosures about fair value of financial instruments for interim reporting periods as well as in annual financial statements. The disclosures are not required for earlier periods presented for comparative purposes. The Company adopted the provisions of the new guidance as of June 30, 2009. The new guidance affects disclosures only and therefore the adoption had no impact on the Company's results of operations or financial position.

Noncontrolling Interests in Consolidated Financial Statements

     In December 2007, the FASB issued new accounting guidance which clarifies that a noncontrolling interest in a subsidiary is that portion of the subsidiary's equity that is attributable to owners of the subsidiary other than its parent or parent's affiliates. Noncontrolling interests are required to be reported as equity in the consolidated financial statements and as such, net income will include amounts attributable to both the parent and the noncontrolling interest with disclosure of the amounts attributable to each on the face of the consolidated statements of operations, if material. All changes in a parent's ownership interest in a subsidiary when control of the subsidiary is retained should be accounted for as equity transactions. In contrast, when control over a subsidiary is relinquished and the subsidiary is deconsolidated, a parent is required to recognize a gain or loss in net income as well as provide certain associated expanded disclosures. The new guidance requires prospective application as of the beginning of the fiscal year in which the standard is initially applied, except for the presentation and disclosure requirements which are to be applied retrospectively for all periods presented. The adoption did not have an effect on the Company's results of operations or financial position.

Disclosures about Derivative Instruments and Hedging Activities

     In March 2008, the FASB issued new accounting guidance, which amends and expands the disclosure requirements for derivatives. The new disclosures are designed to enhance the understanding of how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position, results of operations, and cash flows. The standard requires, on a quarterly basis, quantitative disclosures about the potential cash outflows associated with the triggering of credit-risk-contingent features, if any; tabular disclosures about the classification and fair value amounts of derivative instruments reported in the statement of financial position; disclosure of the location and amount of gains and losses on derivative instruments reported in the statement of operations; and qualitative information about how and why an entity uses derivative instruments and how derivative instruments and related hedged items affect the entity's financial statements. Disclosures are not required for earlier periods presented for comparative purposes. The new guidance affects disclosures only and therefore the adoption as of March 31, 2009 had no impact on the Company's results of operations or financial position.

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

     In September 2009, the FASB issued new accounting guidance relating to investments that are required or permitted to be measured or disclosed at fair value when the investment does not have a readily determinable fair value and is accounted for using measurement principles pertaining to investment companies. As a practical expedient, the guidance allows a reporting entity to measure the fair value of these investments on the basis of the net asset value per share of the investment (or its equivalent). The amendments include additional disclosure requirements. The adoption as of December 31, 2009 had no effect on the Company's results of operations or financial position.

PENDING ACCOUNTING STANDARDS

Consolidation of Variable Interest Entities

     In June 2009, the FASB issued new accounting guidance which requires an entity to perform a qualitative analysis to determine whether it holds a controlling financial interest (i.e., is a primary beneficiary) in a variable interest entity ("VIE"). The analysis identifies the primary beneficiary of a VIE as the entity that has both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits, that could potentially be significant to the VIE. Additional amendments include a requirement to perform ongoing reassessments to determine whether an entity is the primary beneficiary of a VIE and elimination of the quantitative approach for determining the primary beneficiary of a VIE. In February 2010, the FASB issued an amendment to the new accounting guidance which defers the effective date indefinitely for interests in entities that have attributes of investment companies or for which it is industry practice to utilize measurement principles consistent with those followed by investment companies. The amendment does not apply when certain conditions exist and does not apply to certain entities including securitization and asset-backed financing entities. The guidance is effective for fiscal years beginning after November 15, 2009. The Company is in process of evaluating the impact of adoption on the Company's results of operations or financial position.

Disclosures about Fair Value Measurements

     In January 2010, the FASB issued new accounting guidance which expands disclosure requirements relating to fair value measurements. The guidance adds requirements for disclosing amounts of and reasons for significant transfers into and out of Levels 1 and 2 and requires gross rather than net disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements. The guidance also provides clarification that fair value measurement disclosures are required for each class of assets and liabilities. Disclosures about the valuation techniques and inputs used to measure fair value for measurements that fall in either Level 2 or Level 3 are also required. The new disclosures and clarifications of existing disclosures are effective for interim and annual periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements, which are required for fiscal years beginning after December 15, 2010. Disclosures are not required for earlier periods presented for comparative purposes. The new guidance affects disclosures only and therefore its adoption will have no impact on the Company's results of operations or financial position.

Embedded Credit Derivatives Scope Exception

     In March 2010, the FASB issued accounting guidance amendments which clarify the scope exception for embedded credit derivative features related to the transfer of credit risk in the form of subordination of one financial instrument to another. The amendments address how to determine which embedded credit derivative features, including those in collateralized debt obligations and synthetic collateralized debt obligations, are considered to be embedded derivatives that should not be analyzed for potential bifurcation and separate accounting under the derivatives accounting guidance. The amendments are effective for fiscal quarters beginning after June 15, 2010. Early adoption is permitted at the beginning of the first fiscal quarter after the accounting guidance amendments are issued. The Company is in process of evaluating the impact of adoption on the Company's results of operations or financial position.

3.   SUPPLEMENTAL CASH FLOW INFORMATION

     Non-cash investment exchanges, including modifications of certain mortgage loans, fixed income securities, and other investments, as well as mergers completed with equity securities and limited partnerships, totaled $372 million, $17 million and $72 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     Liabilities for collateral received in conjunction with the Company's securities lending and for funds received from the Company's security repurchase business activities were $449 million, $320 million and $1.75 billion at December 31, 2009, 2008 and 2007, respectively, and are reported in other liabilities and accrued expenses in the Consolidated Statements of Financial Position. Obligations to return cash collateral for over-the-counter ("OTC") derivatives were $168 million, $20 million and $72 million at December 31, 2009, 2008 and 2007, respectively, and are reported in other liabilities and accrued expenses or other investments.

     The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

($ IN MILLIONS)                                                          2009     2008      2007
                                                                        -----   -------   -------
NET CHANGE IN PROCEEDS MANAGED
Net change in fixed income securities                                   $  --   $   348   $    34
Net change in short-term investments                                     (277)    1,129       443
                                                                        -----   -------   -------
   Operating cash flow (used) provided                                  $(277)  $ 1,477   $   477
                                                                        =====   =======   =======
NET CHANGE IN LIABILITIES
Liabilities for collateral and security repurchase, beginning of year   $(340)  $(1,817)  $(2,294)
Liabilities for collateral and security repurchase, end of year          (617)     (340)   (1,817)
                                                                        -----   -------   -------
   Operating cash flow provided (used)                                  $ 277   $(1,477)  $  (477)
                                                                        =====   =======   =======

     In 2009, the Company recorded a non-cash capital contribution from AIC totaling $447 million and transferred to an unconsolidated affiliate a $25 million surplus note issued by a consolidated subsidiary in exchange for a note receivable with a principal sum equal to that of the surplus note (see Note 4). In addition, in 2009, a payable associated with postretirement benefit obligations due to AIC totaling $22 million was forgiven. The forgiveness of the payable reflects a non-cash financing activity.

     In 2008, the Company recorded non-cash capital contributions totaling $742 million, including the transfer from AIC of non-cash assets totaling $342 million and the forgiveness by AIC of an outstanding surplus note with an unpaid principal sum of $400 million. Additionally, in 2008, the Company transferred to an unconsolidated affiliate a $50 million surplus note issued by a consolidated subsidiary in exchange for a note receivable with a principal sum equal to that of the surplus note.

4.   RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company (see Note 15), were $435 million, $467 million and $477 million in 2009, 2008 and 2007, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $49 million, $73 million and $74 million of structured settlement annuities, a type of immediate annuity, in 2009, 2008 and 2007, respectively, at prices determined using interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $6 million, $12 million and $11 million relate to structured settlement annuities with life contingencies and are included in premium income for 2009, 2008 and 2007, respectively.

     In most cases, these annuities were issued under a "qualified assignment" whereby prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), and on and subsequent to July 1, 2001 Allstate Assignment Corporation ("AAC"), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC's obligation to make future payments.

     AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits.

     Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.80 billion and $4.85 billion at December 31, 2009 and 2008, respectively.

BROKER-DEALER AGREEMENT

     The Company receives distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker-dealer company, for certain variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred $10 million, $19 million and $27 million of commission and other distribution expenses for the years ending December 31, 2009, 2008 and 2007, respectively.

REINSURANCE TRANSACTIONS

     Effective January 1, 2008, the Company's coinsurance reinsurance agreement with its unconsolidated affiliate American Heritage Life Insurance Company ("AHL"), which went into effect in 2004, was amended to include the assumption by the Company of certain accident and health insurance policies. In accordance with this amendment, the Company recorded cash of $16 million, premium installment receivables of $5 million, DAC of $32 million, reserve for life-contingent contract benefits of $24 million and accrued liabilities of $2 million. Since the Company received assets in excess of net liabilities from an affiliate under common control, the Company recognized a gain of $27 million ($18 million after-tax), which was recorded as an increase to additional capital paid-in on the Company's Consolidated Statements of Financial Position.

     ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

SURPLUS NOTES DUE TO RELATED PARTIES

     Surplus notes due to related parties outstanding at December 31 consisted of the following:

($ IN MILLIONS)                                 2009   2008
                                                ----   ----
5.06% Surplus Note, due 2035                    $100   $100
6.18% Surplus Note, due 2036                     100    100
5.93% Surplus Note, due 2038                      50     50
7.00% Surplus Note, due 2028                     400    400
6.74% Surplus Note, due 2029                      25     --
                                                ----   ----
   Surplus notes due to related parties /(1)/   $675   $650
                                                ====   ====

----------
/(1)/ No payment of principle or interest is permitted on the surplus notes without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principle on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in both 2009 and 2008 on all notes except the $400 million note for which approval has not been sought.

     On August 1, 2005, ALIC entered into an agreement with Kennett Capital Inc. ("Kennett"), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Reinsurance Company ("ALIC Re"), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued.

     On June 30, 2006, under the existing agreement with Kennett discussed above, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every ten years to the then current ten year Constant Maturity Treasury yield ("CMT"), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%.

     On June 30, 2008, under the existing agreement with Kennett, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2038 with an initial rate of 5.93% that will reset every ten years to the then current ten year CMT, plus 2.09%. As payment, Kennett issued on June 30, 2008 a full recourse note due June 1, 2038 to ALIC for the same amount with an initial interest rate of 5.73% that will reset every ten years to the then current ten year CMT, plus 1.89%.

     On December 18, 2009, under the existing agreement with Kennett, ALIC sold Kennett a $25 million redeemable surplus note issued by ALIC Re. The surplus note is due December 1, 2029 with an initial rate of 6.74% that will reset every ten years to the then current ten year CMT, plus 3.25%. As payment, Kennett issued on December 30, 2009 a full recourse note due December 1, 2029 to ALIC for the same amount with an initial interest rate of 5.19% that will reset every ten years to the then current ten year CMT, plus 1.70%.

     The notes due from Kennett are classified as other investments in the Consolidated Statements of Financial Position. In 2009, 2008 and 2007, the Company incurred $14 million, $13 million and $11 million, respectively, of interest expense related to these surplus notes. Additionally, in 2009, 2008 and 2007, the Company recorded net investment income on the notes due from Kennett of $14 million, $12 million and $11 million, respectively.

     On August 29, 2008, the Company issued a surplus note to AIC with a principal sum of $400 million in exchange for cash. On December 29, 2008, AIC agreed to cancel and forgive the principal and any related interest obligations associated with this surplus note. The forgiveness of the principal was recognized as a capital contribution resulting in an increase to additional capital paid-in of $400 million.

     On November 17, 2008, the Company issued a surplus note to AIC with a principal sum of $400 million in exchange for cash. This surplus note accrues interest at a rate of 7.00% annually, which is due on the first day of April and October in each year beginning 2009 until maturity on November 17, 2028. The payment of interest and principal is subject to prior written approval from the Director of Insurance of the State of Illinois and can only be paid out of the Company's statutory-basis surplus that is in excess of certain amounts specified in the surplus note. In 2009 and 2008, the Company incurred interest expense on this surplus note of $28 million and $3 million, respectively.

NOTE PAYABLE TO PARENT

     On December 27, 2006, the Company issued an intercompany note in the amount of $500 million payable to its parent, AIC, on demand and, in any event, by March 30, 2007. This note was fully repaid in the first quarter of 2007. This note had an interest rate of 5.25%. Interest expense on this note totaled $5 million in 2007.

REDEEMABLE PREFERRED STOCK

     Prior to its redemption in 2007, the Company had outstanding redeemable preferred stock - Series A ("redeemable preferred stock") issued to Northbrook Holdings, LLC, a wholly owned subsidiary of AIC. During 2007, all outstanding redeemable preferred stock, totaling $11 million, was redeemed.

LIQUIDITY AND INTERCOMPANY LOAN AGREEMENT

     The Company, AIC and the Corporation are party to the Amended and Restated Intercompany Liquidity Agreement ("Liquidity Agreement") which allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of either party. The Company and AIC each serve as a lender and borrower and the Corporation serves only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least ten business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter.

     In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Corporation may use commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement at December 31, 2009 and 2008.

INVESTMENT SALES AND PURCHASES

     In December 2009, the Company sold investments to AIC. The Company received proceeds of $28 million for the investments, which included fixed income securities and a bank loan with a fair value on the date of sale of $17 million and $11 million, respectively. The amortized cost basis of the fixed income securities and bank loan on the date of sale was $46 million and $12 million, respectively. Since the transfer of the investments was between affiliates under common control, the securities were recorded by the Company at AIC's amortized cost basis on the date of sale with the difference to fair value recorded as a decrease to retained income of $20 million after-tax ($30 million pre-tax).

     In September 2008, in accordance with two sale agreements with AIC, the Company purchased investments from AIC. The Company paid $944 million in cash for the investments, which included mortgage loans and privately placed corporate fixed income securities with a fair value on the date of sale of $613 million and $325 million, respectively, and $6 million of accrued investment income. Since the transaction was between affiliates under common control, the mortgage loans were recorded at the outstanding principal balance, net of unamortized premium or discount, on the date of sale of $634 million and the privately placed corporate fixed income securities were recorded at the amortized cost basis on the date of sale of $338 million. The difference between the fair value and the outstanding principal balance, net of unamortized premium or discount, for the mortgage loans, and the amortized cost basis for the privately placed corporate fixed income securities, on the date of sale, was recorded as an increase to retained income of $22 million after-tax ($34 million pre-tax).

CAPITAL CONTRIBUTIONS

     In December 2009, the Company received a capital contribution from AIC totaling $447 million, which was recorded as additional capital paid-in on the Consolidated Statements of Financial Position. The capital contribution included fixed income securities with a fair value and amortized cost basis of $442 million and $424 million, respectively, and accrued investment income of $5 million. Since the transfer of the fixed income securities was between affiliates under common control, the securities were recorded by the Company at AIC's amortized cost basis on the date of transfer with the difference between amortized cost and fair value recorded as a decrease to retained income of $16 million after-tax ($18 million pre-tax).

     In March 2009, the Company received a capital contribution from AIC of $250 million, which was paid in cash and recorded as additional capital paid-in on the Consolidated Statements of Financial Position.

     In June 2008, the Company received a capital contribution from AIC of $349 million, which was recorded as additional capital paid-in on the Consolidated Statements of Financial Position. The capital contribution included fixed income securities of $337 million, accrued investment income of $5 million and cash of $7 million.

     In November 2008, the Company received a capital contribution from AIC of $600 million, which was paid in cash and recorded as additional capital paid-in on the Consolidated Statements of Financial Position.

     In December 2008, a surplus note issued to AIC in August 2008 was cancelled and forgiven by AIC. The forgiveness of the principal was recognized as a capital contribution resulting in an increase to additional capital paid-in of $400 million.

     The Company and AIC have a Capital Support Agreement that went into effect in 2007. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital ("RBC") ratio of at least 150%. AIC's obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from Standard and Poor's, Moody's or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company's RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. At December 31, 2009, no capital had been provided by AIC under this agreement. All capital contributions to the Company subsequent to this agreement going into effect were discretionary and were made by AIC outside of the terms of this agreement.

POSTRETIREMENT BENEFIT PLANS

     Effective September 30, 2009, the Corporation became the sponsor of a group medical plan and a group life insurance plan to provide covered benefits to certain retired employees ("postretirement benefits"). Prior to September 30, 2009, AIC was the sponsor of these plans. In connection with the change in the sponsorship, amounts payable by the Company to the previous plan sponsor, AIC, totaling $22 million were forgiven. The forgiveness of this liability was recorded as an increase in additional capital paid-in of $17 million and an increase to retained income of $5 million.

5.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

                                                 GROSS UNREALIZED
                                     AMORTIZED   ----------------     FAIR
($ IN MILLIONS)                        COST       GAINS    LOSSES    VALUE
                                     ---------   ------   -------   -------
AT DECEMBER 31, 2009
U.S. government and agencies          $ 3,426    $  168   $   (13)  $ 3,581
Municipal                               5,578        50      (519)    5,109
Corporate                              27,314     1,015      (790)   27,539
Foreign government                      1,906       258       (11)    2,153
RMBS                                    5,596        76    (1,006)    4,666
CMBS                                    3,390        30      (952)    2,468
ABS                                     2,616        48      (537)    2,127
Redeemable preferred stock                 16        --        (1)       15
                                      -------    ------   -------   -------
     Total fixed income securities    $49,842    $1,645   $(3,829)  $47,658
                                      =======    ======   =======   =======
AT DECEMBER 31, 2008
U.S. government and agencies          $ 2,792    $  895    $   --   $ 3,687
Municipal                               3,976        28      (696)    3,308
Corporate                              27,416       408    (3,555)   24,269
Foreign government                      1,652       513       (65)    2,100
RMBS                                    4,933        62    (1,022)    3,973
CMBS                                    5,712        10    (1,992)    3,730
ABS                                     2,639         5    (1,275)    1,369
Redeemable preferred stock                 16        --        (6)       10
                                      -------    ------   -------   -------
     Total fixed income securities    $49,136    $1,921   $(8,611)  $42,446
                                      =======    ======   =======   =======

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2009:

                                         AMORTIZED     FAIR
($ IN MILLIONS)                             COST      VALUE
                                         ---------   -------
Due in one year or less                   $ 1,387    $ 1,397
Due after one year through five years      13,773     14,105
Due after five years through ten years     10,606     10,939
Due after ten years                        15,864     14,424
                                          -------    -------
                                           41,630     40,865
RMBS and ABS                                8,212      6,793
                                          -------    -------
   Total                                  $49,842    $47,658
                                          =======    =======

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on RMBS and ABS, they are not categorized by contractual maturity. The CMBS are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

($ IN MILLIONS)                         2009     2008     2007
                                       ------   ------   ------
Fixed income securities                $2,595   $3,112   $3,589
Mortgage loans                            488      580      552
Equity securities                           5        7        4
Limited partnership interests               8       29       87
Short-term investments                     13       98       72
Other                                     (39)      23      171
                                       ------   ------   ------
   Investment income, before expense    3,070    3,849    4,475
   Investment expense                     (96)    (129)    (270)
                                       ------   ------   ------
      Net investment income            $2,974   $3,720   $4,205
                                       ======   ======   ======

REALIZED CAPITAL GAINS AND LOSSES

     Realized capital gains and losses by security type for the years ended December 31 are as follows:

($ IN MILLIONS)                         2009      2008     2007
                                       ------   -------   -----
Fixed income securities                $(255)   $(2,004)  $(172)
Mortgage loans                          (143)       (90)     (1)
Equity securities                        (21)       (29)      6
Limited partnership interests           (283)       (76)     34
Derivatives                              357       (815)    (57)
Other                                    (75)       (38)     (7)
                                       ------   -------   -----
   Realized capital gains and losses   $(420)   $(3,052)  $(197)
                                       ======   =======   =====

     Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

($ IN MILLIONS)                            2009      2008     2007
                                         -------   -------   -----
Impairment write-downs /(1)/             $(1,009)  $(1,227)  $(118)
Change in intent write-downs /(2)/          (267)   (1,207)    (92)
                                         -------   -------   -----
Net OTTI losses recognized in earnings    (1,276)   (2,434)   (210)
Sales                                        637       184      70
Valuation of derivative instruments          315      (985)    (63)
Settlement of derivative instruments          41       197       6
EMA LP income /(3)/                         (137)      (14)     --
                                         -------   -------   -----
   Realized capital gains and losses     $  (420)  $(3,052)  $(197)
                                         =======   =======   =====

----------
/(1)/ Beginning April 1, 2009 for fixed income securities, impairment write-downs reflect the credit loss component of issue specific other-than-temporary declines in fair value where the amortized cost basis is not expected to be entirely recovered. For periods prior to April 1, 2009 for fixed income securities and all periods for equity securities, impairment write-downs reflect issue specific other-than-temporary declines in fair value, including instances where the Company could not reasonably assert that the recovery period would be temporary.
/(2)/ Beginning April 1, 2009 for fixed income securities, change in intent write-downs reflect instances where the Company has made a decision to sell the security or it is more likely than not the Company will be required to sell the security before recovery of its amortized cost basis. For periods prior to April 1, 2009 for fixed income securities and all periods for equity securities, change in intent write-downs reflect instances where the Company could not assert a positive intent to hold until recovery.
/(3)/ Beginning in the fourth quarter of 2008, income from EMA LP is reported in realized capital gains and losses. EMA LP income for periods prior to the fourth quarter of 2008 is reported in net investment income.

     Gross gains of $931 million, $516 million and $140 million and gross losses of $267 million, $317 million and $191 million were realized on sales of fixed income securities during 2009, 2008 and 2007, respectively.

     Other-than-temporary impairment losses by asset type for the year ended December 31, 2009 are as follows:

                                                   INCLUDED
($ IN MILLIONS)                           TOTAL     IN OCI      NET
                                         -------   --------   -------
Fixed income securities:
   Municipal                             $   (25)    $  --    $   (25)
   Corporate                                (188)      (11)      (199)
   Foreign government                        (17)       --        (17)
   RMBS                                     (434)      251       (183)
   CMBS                                     (411)      102       (309)
   ABS                                      (201)      (26)      (227)
                                         -------   --------   -------
      Total fixed income securities       (1,276)      316       (960)
Mortgage loans                              (102)       --       (102)
Equity securities                            (29)       --        (29)
Limited partnership interests               (148)       --       (148)
Other                                        (37)       --        (37)
                                         -------   --------   -------
OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES   $(1,592)    $ 316    $(1,276)
                                         =======   ========   =======

     The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities at December 31, 2009, which were not included in earnings, are presented in the following table. The amount excludes $136 million of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

($ IN MILLIONS)

Corporate         $ (18)
RMBS               (323)
CMBS               (127)
ABS                 (90)
                  -----
   Total          $(558)
                  =====

     A rollforward of the amount recognized in earnings related to credit losses for fixed income securities is presented in the following table.

($ IN MILLIONS)
Beginning balance of cumulative credit loss for securities held at April 1, 2009        $(1,059)
Additional credit loss for securities previously other-than-temporarily impaired           (111)
Additional credit loss for securities not previously other-than-temporarily impaired       (411)
Reduction in credit loss for securities disposed or collected                               773
Reduction in credit loss for securities other-than-temporarily impaired to fair value        --
Change in credit loss due to accretion of increase in cash flows and time value
   of cash flows for securities previously other-than-temporarily impaired                   --
                                                                                        -------
Ending balance at December 31, 2009                                                     $  (808)
                                                                                        =======


     The Company uses its best estimate of future cash flows expected to be collected from the fixed income security discounted at the security's original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition of the issue or issuer(s), expected defaults, expected recoveries, the value of underlying collateral and current subordination levels, vintage, geographic concentration, available reserves or escrows, third party guarantees and other credit enhancements. Additionally, other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an other-than-temporary impairment for the difference between the estimated recovery value and amortized cost is recorded in earnings. The unrealized loss deemed to be related to factors other than credit remains classified in OCI. If the Company determines that the fixed income security does not have sufficient cash flow or other information to determine a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and is recorded in earnings.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                   GROSS UNREALIZED
($ IN MILLIONS)                                           FAIR     ----------------   UNREALIZED NET
AT DECEMBER 31, 2009                                      VALUE     GAINS    LOSSES   GAINS (LOSSES)
                                                         -------   ------   -------   --------------
Fixed income securities /(1)/                            $47,658   $1,645   $(3,829)     $(2,184)
Equity securities                                            183       31        (7)          24
Short-term investments                                     1,669       --        --           --
Derivative instruments /(2)/                                 (20)       2       (20)         (18)
                                                                                         -------
   Unrealized net capital gains and losses, pre-tax                                       (2,178)
Amounts recognized for:
   Insurance reserves /(3)/                                                                   --
   DAC and DSI /(4)/                                                                         990
                                                                                         -------
      Amounts recognized                                                                     990
                                                                                         -------
   Deferred income taxes                                                                     411
                                                                                         -------
   Unrealized net capital gains and losses, after-tax                                    $  (777)
                                                                                         =======

----------
/(1)/ Unrealized net capital gains and losses for fixed income securities as of December 31, 2009 comprises $(422) million related to unrealized net capital losses on fixed income securities with OTTI and $(1,762) million related to other unrealized net capital gains and losses.
/(2)/ Included in the fair value of derivative securities are $(2) million classified as assets and $18 million classified as liabilities.
/(3)/ The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to annuity buy-outs and certain payout annuities with life contingencies.
/(4)/ The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

                                                                  GROSS UNREALIZED
                                                          FAIR    ----------------   UNREALIZED NET
AT DECEMBER 31, 2008                                     VALUE     GAINS    LOSSES   GAINS (LOSSES)
                                                        -------   ------   -------   --------------
Fixed income securities                                 $42,446   $1,921   $(8,611)     $(6,690)
Equity securities                                            82        1       (25)         (24)
Short-term investments                                    3,858        4        (1)           3
Derivative instruments /(1)/                                 16       23        (9)          14
                                                                                        -------
   Unrealized net capital gains and losses, pre-tax                                      (6,697)
Amounts recognized for:
   Insurance reserves                                                                      (378)
   DAC and DSI                                                                            3,493
                                                                                        -------
      Amounts recognized                                                                  3,115
Deferred income taxes                                                                     1,245
                                                                                        -------
Unrealized net capital gains and losses, after-tax                                      $(2,337)
                                                                                        =======

----------
/(1)/ Included in the fair value of derivative securities are $4 million classified as assets and $(12) million classified as liabilities.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ IN MILLIONS)                                          2009      2008      2007
                                                       -------   -------   -------
Fixed income securities                                $ 4,506   $(7,139)  $(1,139)
Equity securities                                           48       (24)      (11)
Short-term investments                                      (3)        3        --
Derivative instruments                                     (32)       46       (16)
                                                       -------   -------   -------
      Total                                              4,519    (7,114)   (1,166)
Amounts recognized for:
   Insurance reserves                                      378       681        70
   DAC and DSI                                          (2,503)    2,980       467
                                                       -------   -------   -------
      (Decrease) increase in amounts recognized         (2,125)    3,661       537
Deferred income taxes                                     (834)    1,200       220
                                                       -------   -------   -------
Increase (decrease) in unrealized net capital gains
   and losses                                          $ 1,560   $(2,253)  $  (409)
                                                       =======   =======   =======

PORTFOLIO MONITORING

     The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income and equity security whose carrying value may be other-than-temporarily impaired.

     For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made a decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is deemed other than temporary and is recorded in earnings.

     If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates if it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security by comparing the estimated recovery value calculated by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, with the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss deemed to be related to other factors and recognized in OCI.

     For equity securities, the Company considers various factors, including whether the Company has the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis. Where the Company lacks the intent and ability to hold to recovery, or believes the recovery period is extended, the equity security's decline in fair value is considered other than temporary and is recorded in earnings. For equity securities managed by a third party, the Company has contractually retained its decision making authority as it pertains to selling equity securities that are in an unrealized loss position.

     The Company's portfolio monitoring process includes a quarterly review of all securities through a screening process which identifies instances where the fair value compared to amortized cost for fixed income securities and cost for equity securities is below established thresholds, and also includes the monitoring of other criteria such as ratings, ratings downgrades or payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income and equity securities are assumptions and estimates about the financial condition of the issue or issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the length of time and extent to which the fair value has been less than amortized cost for fixed income securities, or cost for equity securities; 2) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; and 3) the specific reasons that a security is in a significant unrealized loss position, including overall market conditions which could affect liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ IN MILLIONS)                                        LESS THAN 12 MONTHS              12 MONTHS OR MORE
                                                  -----------------------------   -----------------------------
                                                  NUMBER                          NUMBER                             TOTAL
                                                    OF       FAIR    UNREALIZED     OF       FAIR    UNREALIZED   UNREALIZED
                                                  ISSUES    VALUE      LOSSES     ISSUES    VALUE      LOSSES       LOSSES
                                                  ------   -------   ----------   ------   -------   ----------   ----------
AT DECEMBER 31, 2009
Fixed income securities
   U.S. government and agencies                       27   $ 1,952    $   (13)        --   $    --    $    --      $   (13)
   Municipal                                         144     1,634        (62)       280     1,912       (457)        (519)
   Corporate                                         300     3,979       (131)       398     5,155       (659)        (790)
   Foreign government                                 10       360        (11)         1         1         --          (11)
   RMBS                                              162       604        (14)       310     1,727       (992)      (1,006)
   CMBS                                               19       186         (3)       257     1,796       (949)        (952)
   ABS                                                21       203        (19)       163     1,363       (518)        (537)
   Redeemable preferred stock                          1        --         --          1        13         (1)          (1)
                                                   -----   -------    -------      -----   -------    -------      -------
       Total fixed income securities /(1)/           684     8,918       (253)     1,410    11,967     (3,576)      (3,829)
Equity securities                                      7        11         (2)         1        13         (5)          (7)
                                                   -----   -------    -------      -----   -------    -------      -------
       Total fixed income and equity securities      691   $ 8,929    $  (255)     1,411   $11,980    $(3,581)     $(3,836)
                                                   =====   =======    =======      =====   =======    =======      =======
Investment grade fixed income securities             650   $ 8,667    $  (191)     1,119   $10,260    $(2,467)     $(2,658)
Below investment grade fixed income securities        34       251        (62)       291     1,707     (1,109)      (1,171)
                                                   -----   -------    -------      -----   -------    -------      -------
       Total fixed income securities                 684   $ 8,918    $  (253)     1,410   $11,967    $(3,576)     $(3,829)
                                                   =====   =======    =======      =====   =======    =======      =======
AT DECEMBER 31, 2008
Fixed income securities
   Municipal                                         400   $ 2,460    $  (653)        26   $   199    $   (43)     $  (696)
   Corporate                                       1,282    12,781     (1,779)       446     4,344     (1,776)      (3,555)
   Foreign government                                 43       304        (53)         2        13        (12)         (65)
   RMBS                                              209     1,154       (293)       226       973       (729)      (1,022)
   CMBS                                              289     2,646       (786)       176       901     (1,206)      (1,992)
   ABS                                                61       348       (100)       166       926     (1,175)      (1,275)
   Redeemable preferred stock                          3         9         (6)        --        --         --           (6)
                                                   -----   -------    -------      -----   -------    -------      -------
       Total fixed income securities               2,287    19,702     (3,670)     1,042     7,356     (4,941)      (8,611)
Equity securities                                     39        55        (25)        --        --         --          (25)
                                                   -----   -------    -------      -----   -------    -------      -------
       Total fixed income and equity securities    2,326   $19,757    $(3,695)     1,042   $ 7,356    $(4,941)     $(8,636)
                                                   =====   =======    =======      =====   =======    =======      =======
Investment grade fixed income securities           2,104   $18,791    $(3,343)       906   $ 6,757    $(4,481)     $(7,824)
Below investment grade fixed income securities       183       911       (327)       136       599       (460)        (787)
                                                   -----   -------    -------      -----   -------    -------      -------
       Total fixed income securities               2,287   $19,702    $(3,670)     1,042   $ 7,356    $(4,941)     $(8,611)
                                                   =====   =======    =======      =====   =======    =======      =======

----------
/(1)/ Gross unrealized losses resulting from factors other than credit on fixed income securities with other-than-temporary impairments for which the Company has recorded a credit loss in earnings total $16 million for the less than 12 month category and $468 million for the 12 months or greater category.

     As of December 31, 2009, $981 million of unrealized losses are related to securities with an unrealized loss position less than 20% of cost or amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $981 million, $892 million are related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available, which is consistent with the National Association of

Insurance Commissioners ("NAIC") rating. Unrealized losses on investment grade securities are principally related to rising interest rates or changes in credit spreads since the securities were acquired.

     As of December 31, 2009, the remaining $2.86 billion of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of cost or amortized cost. Investment grade securities comprising $1.77 billion of these unrealized losses were evaluated based on factors such as discounted cash flows, the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations, such as recent financings or bank loans, cash flows from operations, collateral or the position of a subsidiary with respect to its parent's bankruptcy. Of the $2.86 billion, $1.08 billion are related to below investment grade fixed income securities and $5 million are related to equity securities. Of these amounts, $977 million of the below investment grade fixed income securities had been in an unrealized loss position for a period of twelve or more consecutive months as of December 31, 2009. Unrealized losses on below investment grade securities are principally related to RMBS, ABS and CMBS and were the result of wider credit spreads than at initial purchase which was largely due to the impact of macroeconomic conditions and credit market deterioration on real estate valuations. Securities in an unrealized loss position were evaluated based on discounted cash flows and credit ratings, as well as the performance of the underlying collateral relative to the securities' positions in the securities' respective capital structure. RMBS and ABS in an unrealized loss position were evaluated with credit enhancements from bond insurers where applicable. Municipal bonds in an unrealized loss position were evaluated based on the quality of the underlying security, as well as with credit enhancements from bond insurers, where applicable. Unrealized losses on equity securities are primarily related to equity market fluctuations.

     As of December 31, 2009, the Company has not made a decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis. As of December 31, 2009, the Company had the intent and ability to hold the equity securities with unrealized losses for a period of time sufficient for them to recover.

LIMITED PARTNERSHIP IMPAIRMENT

     As of December 31, 2009 and 2008, the carrying value of equity method limited partnership interests totaled $495 million and $627 million, respectively. The Company recognizes a loss in value for equity method investments when evidence demonstrates that it is other-than-temporarily impaired. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain an earnings potential that would justify the carrying amount of the investment. In 2009, 2008 and 2007, the Company had write-downs of $5 million, $13 million and $9 million, respectively, related to equity method limited partnership interests.

     As of December 31, 2009 and 2008, the carrying value for cost method limited partnership interests was $533 million and $560 million, respectively, which primarily included limited partnership interests in fund investments. The fair value for cost method investments is estimated to be equivalent to the reported net asset value of the underlying funds. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; significantly reduced valuations of the investments held by limited partnerships; or any other adverse events since the last financial statements received that might affect the fair value of the investee's capital. Additionally, the Company uses a screening process to identify those investments whose net asset value is below established thresholds for certain periods of time, and investments that are performing below expectations, for further consideration. In 2009, 2008 and 2007, the Company had write-downs of $143 million, $53 million and $0.3 million, respectively, related to cost method investments that were other-than-temporarily impaired.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will not collect the contractual principal and interest. The net carrying value of impaired loans at December 31, 2009 and 2008 was $377 million and $159 million, respectively. Total valuation allowances of $94 million and $3 million were held on impaired loans at December 31, 2009 and 2008, respectively. The Company recognized $96 million and $3 million of realized capital losses related to increases in the valuation allowances on impaired loans for the years ended December 31, 2009 and 2008, respectively. There were no valuation allowances prior to December 31, 2008. Realized capital losses recognized on mortgage loans held for sale totaled $6 million, $73 million and $28 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     Interest income for impaired loans is recognized on an accrual basis if payments are expected to continue to be received. Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. The Company recognized interest income on impaired loans of $7 million, $6 million and $0.2 million during 2009, 2008 and 2007, respectively. The average balance of impaired loans was $313 million, $43 million and $3 million during 2009, 2008 and 2007, respectively.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS

     The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio. No other state represents more than 5% of the portfolio at December 31.

(% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)        2009   2008
                                                      ----   ----
California                                            16.8%  18.3%
Texas                                                 10.2    8.9
New York                                               7.5    8.9
New Jersey                                             6.4    7.2
Delaware                                               6.1    9.3
Illinois                                               5.6    2.9
Oregon                                                 4.3    5.3
Virginia                                               3.6    6.0

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage portfolio. No other state represented more than 5% of the portfolio at December 31.

(% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)   2009   2008
                                                      ----   ----
California                                            22.9%  21.0%
Illinois                                               9.3    9.0
New York                                               6.4    5.8
Pennsylvania                                           6.0    6.2
New Jersey                                             6.0    6.1
Texas                                                  5.0    7.0

     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

(% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)   2009    2008
                                                     -----   -----
Office buildings                                      35.2%   32.5%
Retail                                                24.4    24.5
Warehouse                                             22.9    22.6
Apartment complex                                     12.1    15.5
Other                                                  5.4     4.9
                                                     -----   -----
   Total                                             100.0%  100.0%
                                                     =====   =====

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2009 for loans that were not in foreclosure are as follows:

($ IN MILLIONS)    NUMBER    CARRYING
                  OF LOANS     VALUE    PERCENT
                  --------   --------   -------

2010                  74      $  923     12.0%
2011                  82       1,126     14.6
2012                  94       1,076     13.9
2013                  71         660      8.5
Thereafter           380       3,946     51.0
                     ---      ------    -----
   Total             701      $7,731    100.0%
                     ===      ======    =====

     In 2009, $741 million of commercial mortgage loans were contractually due. Of these, 67% were paid as due, 22% were extended generally for less than one year, 9% have been refinanced and 2% were foreclosed or in the process of foreclosure. As of December 31, 2009, the Company has five loans totaling $49 million that are in foreclosure. Additionally, the Company has $72 million of delinquent loans that are not in the process of foreclosure.

CONCENTRATION OF CREDIT RISK

     At December 31, 2009, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of shareholder's equity.

SECURITIES LOANED

     The Company's business activities include securities lending programs with third parties, mostly large banks. At December 31, 2009 and 2008, fixed income securities with a carrying value of $434 million and $307 million, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $2 million, $34 million and $11 million, for the years ended December 31, 2009, 2008 and 2007, respectively.

OTHER INVESTMENT INFORMATION

     Included in fixed income securities are below investment grade assets totaling $2.84 billion and $1.73 billion at December 31, 2009 and 2008, respectively.

     At December 31, 2009, fixed income securities and short-term investments with a carrying value of $61 million were on deposit with regulatory authorities as required by law.

     At December 31, 2009, the carrying value of fixed income securities that were non-income producing was $3 million. No other investments were non-income producing at December 31, 2009.

6.   FAIR VALUE OF ASSETS AND LIABILITIES

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies.

     The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1: Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2: Assets and liabilities whose values are based on the following:

     a)  Quoted prices for similar assets or liabilities in active markets;

     b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or

     c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.

     The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2, or from Level 2 to Level 3.

     Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, limited partnership interests, bank loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements. In addition, equity options embedded in fixed income securities are not disclosed in the hierarchy with free-standing derivatives as the embedded derivatives are presented with the host contract in fixed income securities. As of December 31, 2009, 75.1% of total assets are measured at fair value and 1.0% of total liabilities are measured at fair value.

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level 1 measurements

     . Fixed income securities: Comprise U.S. Treasuries. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

     . Equity securities: Comprise actively traded, exchange-listed U.S. and international equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

     . Short-term: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

     . Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level 2 measurements

     .    Fixed income securities:

          U.S. government and agencies: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

          Municipal: Externally rated municipals are valued based on inputs including quoted prices for identical or similar assets in markets that are not active. Included in municipals are auction rate securities ("ARS") other than those backed by student loans. ARS backed by student loans are included in Level 3.

          Corporate, including privately placed: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active. Also includes privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

          Foreign government; RMBS - U.S. government sponsored entities ("U.S. Agency"), Prime residential mortgage-backed securities ("Prime") and Alt-A residential mortgage-backed securities ("Alt-A"); ABS -credit card, auto and student loans; Redeemable preferred stock: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

          CMBS: Valuation is principally based on inputs including quoted prices for identical or similar assets in markets that are not active.

     . Equity securities: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

     . Short-term: Commercial paper and other short-term investments are valued based on quoted prices for identical or similar assets in markets that are not active or amortized cost.

     . Other investments: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.

          OTC derivatives, including interest rate swaps, foreign currency swaps, foreign exchange forward contracts and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, currency rates and adjustment for counterparty credit risks that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.

     . Contractholder funds: Derivatives embedded in certain annuity contracts are valued based on internal models that rely on inputs such as interest rate yield curves and equity index volatility assumptions that are market observable for substantially the full term of the contract. The valuation techniques are widely accepted in the financial services industry and do not include significant judgment.

Level 3 measurements

     .    Fixed income securities:

          Municipal: ARS primarily backed by student loans that have become illiquid due to failures in the auction market and municipal bonds that are not rated by third party credit rating agencies but are generally rated by the NAIC are included in Level 3. ARS backed by student loans are valued based on a discounted cash flow model with certain inputs to the valuation model that are significant to the valuation, but are not market observable, including estimates of future coupon rates if auction failures continue, maturity assumptions, and illiquidity premium. Non-rated municipal bonds are valued based on valuation models that are widely accepted in the financial services industry and are categorized as Level 3 as a result of the significance of non-market observable inputs, which may include projections of future cash flows.

          Corporate, including privately placed: Valued based on non-binding broker quotes or based on models that are widely accepted in the financial services industry with certain inputs to the valuation model that are significant to the valuation, but are not market observable. Equity-indexed notes, which are senior unsecured debt obligations of corporate issuers, are categorized as Level 3 as a result of the significance of non-market observable inputs.

          RMBS - Subprime residential mortgage-backed securities ("Subprime") and Alt-A: Subprime and certain Alt-A are principally valued based on inputs including quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements. Certain Subprime and Alt-A are valued based on non-binding broker quotes. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, Subprime and certain Alt-A are categorized as Level 3.

          CMBS: Valued based on non-binding broker quotes or based on inputs including quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, certain CMBS are categorized as Level 3.

          ABS - Collateralized debt obligations ("CDO"): Valued based on non-binding broker quotes received from brokers who are familiar with the investments. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, all CDO are categorized as Level 3.

          ABS - student loans and other: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, certain ABS are categorized as Level 3.

     . Other investments: Certain OTC derivatives, such as interest rate caps and floors, certain credit default swaps and OTC options (including swaptions), are valued using valuation models that are widely accepted in the financial services industry. Non-market observable inputs such as volatility assumptions may be significant to the valuation of the instruments.

     . Contractholder funds: Derivatives embedded in certain annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models use stochastically determined cash flows based on the contractual elements of embedded derivatives and other applicable market data. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

Assets and liabilities measured at fair value on a non-recurring basis

     Mortgage loans and other investments written-down to fair value in connection with recognizing other-than-temporary impairments are valued using valuation models that are widely accepted in the financial services industry. Inputs to the valuation models include non-market observable inputs such as credit spreads. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are valued using net asset values and other sources.

     The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2009:

                                         QUOTED PRICES IN   SIGNIFICANT
                                          ACTIVE MARKETS       OTHER      SIGNIFICANT    COUNTERPARTY
                                           FOR IDENTICAL     OBSERVABLE   UNOBSERVABLE     AND CASH     BALANCE AS OF
                                              ASSETS           INPUTS        INPUTS       COLLATERAL     DECEMBER 31,
($ IN MILLIONS)                              (LEVEL 1)       (LEVEL 2)      (LEVEL 3)       NETTING          2009
                                         ----------------   -----------   ------------   ------------   -------------
ASSETS:
   Fixed income securities:
      U.S. government and agencies            $ 1,596         $ 1,985        $   --                        $ 3,581
      Municipal                                    --           4,363           746                          5,109
      Corporate                                    --          25,519         2,020                         27,539
      Foreign government                           --           2,133            20                          2,153
      RMBS                                         --           3,614         1,052                          4,666
      CMBS                                         --           1,146         1,322                          2,468
      ABS                                          --             417         1,710                          2,127
      Redeemable preferred stock                   --              14             1                             15
                                              -------         -------        ------                        -------
         Total fixed income securities          1,596          39,191         6,871                         47,658

   Equity securities                              129              27            27                            183
   Short-term investments                         133           1,536            --                          1,669
   Other investments:
      Free-standing derivatives                    --             808            32         $ (411)            429
   Separate account assets                      9,072              --            --                          9,072
   Other assets                                    --              --             2                              2
                                              -------         -------        ------         ------         -------
      TOTAL RECURRING BASIS ASSETS             10,930          41,562         6,932           (411)         59,013
   Non-recurring basis /(1)/                       --              --           219                            219
                                              -------         -------        ------         ------         -------
TOTAL ASSETS AT FAIR VALUE                    $10,930         $41,562        $7,151         $ (411)        $59,232
                                              =======         =======        ======         ======         =======
% of total assets at fair value                  18.4%           70.2%         12.1%          (0.7)%         100.0%
LIABILITIES:
   Contractholder funds:
      Derivatives embedded in annuity
         contracts                            $    --         $  (217)       $ (110)                       $  (327)
   Other liabilities:
      Free-standing derivatives                    (1)           (556)          (85)        $  243            (399)
                                              -------         -------        ------         ------         -------
TOTAL LIABILITIES AT FAIR VALUE               $    (1)        $  (773)       $ (195)        $  243         $  (726)
                                              =======         =======        ======         ======         =======
% of total liabilities at fair value              0.1%          106.5%         26.9%         (33.5)%         100.0%

----------
/(1)/ Includes $205 million of mortgage loans and $14 million of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.

     The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2008:

                                         QUOTED PRICES IN   SIGNIFICANT
                                          ACTIVE MARKETS       OTHER       SIGNIFICANT   COUNTERPARTY
                                           FOR IDENTICAL     OBSERVABLE   UNOBSERVABLE     AND CASH     BALANCE AS OF
                                              ASSETS           INPUTS        INPUTS       COLLATERAL     DECEMBER 31,
($ IN MILLIONS)                              (LEVEL 1)       (LEVEL 2)      (LEVEL 3)       NETTING          2008
                                         ----------------   -----------   ------------   ------------   -------------
ASSETS
   Fixed income securities:
      U.S. government and agencies            $  276          $ 3,411        $    --                       $ 3,687
      Municipal                                   --            2,605            703                         3,308
      Corporate                                   --           14,402          9,867                        24,269
      Foreign government                          --            2,100             --                         2,100
      RMBS                                        --            2,162          1,811                         3,973
      CMBS                                        --            3,320            410                         3,730
      ABS                                         --               28          1,341                         1,369
      Redeemable preferred stock                  --                9              1                            10
                                              ------          -------        -------                       -------
         Total fixed income securities           276           28,037         14,133                        42,446
   Equity securities                               1               54             27                            82
   Short-term investments                        342            3,516             --                         3,858
   Other investments:
      Free-standing derivatives                   --              605             13        $ (480)            138
   Separate account assets                     8,239               --             --                         8,239
   Other assets                                   (1)              --              1                            --
                                              ------          -------        -------        ------         -------
      TOTAL RECURRING BASIS ASSETS             8,857           32,212         14,174          (480)         54,763
   Non-recurring basis /(1)/                      --               --            244                           244
                                              ------          -------        -------        ------         -------
TOTAL ASSETS AT FAIR VALUE                    $8,857          $32,212        $14,418        $ (480)        $55,007
                                              ======          =======        =======        ======         =======
% of total assets at fair value                 16.1%            58.6%          26.2%         (0.9)%         100.0%
LIABILITIES
   Contractholder funds:
      Derivatives embedded in annuity
         contracts                            $   --          $   (37)       $  (265)                      $  (302)
   Other liabilities:
      Free-standing derivatives                   --           (1,118)          (106)       $  460            (764)
                                              ------          -------        -------        ------         -------
TOTAL LIABILITIES AT FAIR VALUE               $   --          $(1,155)       $  (371)       $  460         $(1,066)
                                              ======          =======        =======        ======         =======
% of total liabilities at fair value              --%           108.4%          34.8%        (43.2)%         100.0%

----------
/(1)/ Includes $164 million of mortgage loans, $70 million of limited partnership interests and $10 million of other investments written-down to fair value in connection with recognizing other-than-temporary impairments.

     When the inputs used to measure fair value fall into different levels of the fair value hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement in its entirety. Thus, a Level 3 fair value measurement may include inputs that are observable (Level 1 or Level 2) and unobservable (Level 3).

     The following table provides a summary of changes in fair value during the year ended December 31, 2009 of Level 3 assets and liabilities held at fair value on a recurring basis. Net transfers in and/or out of Level 3 are reported as having occurred at the beginning of the quarter the transfer occurred; therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the table below.

                                                                                                                        TOTAL
                                                  TOTAL REALIZED AND                                                GAINS (LOSSES)
                                                   UNREALIZED GAINS                                                INCLUDED IN NET
                                                (LOSSES) INCLUDED IN:                      NET                        INCOME FOR
                                              -------------------------    PURCHASES,   TRANSFERS                     ASSETS AND
                                                              OCI ON         SALES,         IN        BALANCE        LIABILITIES
                               BALANCE AS OF                 STATEMENT   ISSUANCES AND    AND/OR       AS OF        STILL HELD AT
                                DECEMBER 31,       NET     OF FINANCIAL   SETTLEMENTS,   (OUT) OF  DECEMBER 31,      DECEMBER 31,
($ IN MILLIONS)                     2008      INCOME/(1)/    POSITION         NET        LEVEL 3       2009           2009/(3)/
                               -------------  -----------  ------------  -------------  ---------  ------------    ---------------
ASSETS
   Fixed income securities:
      Municipal                   $   703         $  (3)      $   31        $   (39)     $    54      $  746            $  (1)
      Corporate                     9,867            18        1,158         (1,591)      (7,432)      2,020               54
      Foreign government               --            --           --             30          (10)         20               --
      RMBS                          1,811          (125)         247           (304)        (577)      1,052              (96)
      CMBS                            410          (398)         801            (75)         584       1,322             (318)
      ABS                           1,341          (194)         852           (120)        (169)      1,710             (123)
      Redeemable preferred
         stock                          1            --           --             --           --           1               --
                                  -------         -----       ------        -------      -------      ------            -----
         Total fixed income
            securities             14,133          (702)       3,089         (2,099)      (7,550)      6,871             (484)
   Equity securities                   27            (2)           3             (1)          --          27               (3)
   Other investments:
      Free-standing
         derivatives, net             (93)           76           --            (36)          --         (53)/(2)/         98
   Other assets                         1             1           --             --           --           2                1
                                  -------         -----       ------        -------      -------      ------            -----
   TOTAL RECURRING
      LEVEL 3 ASSETS              $14,068         $(627)      $3,092        $(2,136)     $(7,550)     $6,847            $(388)
                                  =======         =====       ======        =======      =======      ======            =====
LIABILITIES
   Contractholder funds:
      Derivatives embedded in
         annuity contracts        $  (265)        $ 148       $   --        $     7      $    --      $ (110)           $ 148
                                  -------         -----       ------        -------      -------      ------            -----
   TOTAL RECURRING
      LEVEL 3 LIABILITIES         $  (265)        $ 148       $   --        $     7      $    --      $ (110)           $ 148
                                  =======         =====       ======        =======      =======      ======            =====

----------
/(1)/ The effect to net income totals $(479) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
      $(719) million in realized capital gains and losses, $89 million in net investment income, $(3) million in interest credited to contractholder funds and $(148) million in contract benefits.
/(2)/ Comprises $32 million of assets and $(85) million of liabilities.
/(3)/ The amounts represent gains and losses included in net income for the period of time that the asset or liability was determined to be in Level
      3. These gains and losses total $(240) million and are reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
      $(481) million in realized capital gains and losses, $87 million in net investment income, $(6) million in interest credited to contractholder funds, and $(148) million in contract benefits.

     The following table provides a summary of changes in fair value during the year ended December 31, 2008 of Level 3 assets and liabilities held at fair value on a recurring basis.

                                                                                                                        TOTAL
                                                  TOTAL REALIZED AND                                                GAINS (LOSSES)
                                                   UNREALIZED GAINS                                                INCLUDED IN NET
                                                (LOSSES) INCLUDED IN:                      NET                        INCOME FOR
                                              -------------------------    PURCHASES,   TRANSFERS                     ASSETS AND
                                                              OCI ON         SALES,         IN        BALANCE        LIABILITIES
                               BALANCE AS OF                 STATEMENT   ISSUANCES AND    AND/OR       AS OF        STILL HELD AT
                                 JANUARY 1,       NET      OF FINANCIAL   SETTLEMENTS,   (OUT) OF  DECEMBER 31,      DECEMBER 31,
($ IN MILLIONS)                     2008      INCOME/(1)/    POSITION         NET        LEVEL 3       2008           2008/(3)/
                               -------------  -----------  ------------  -------------  ---------  ------------    ---------------
ASSETS
   Fixed income securities:
      Municipal                   $   231       $    --       $   (72)      $   (12)      $  556     $   703           $    --
      Corporate                    11,845          (320)       (1,147)       (1,019)         508       9,867              (367)
      Foreign government               --            --            --            (5)           5          --                --
      RMBS                          3,034          (507)         (511)         (491)         286       1,811              (464)
      CMBS                            790          (453)         (312)         (391)         776         410              (192)
      ABS                           2,930          (338)         (987)         (404)         140       1,341              (317)
      Redeemable preferred
         stock                         --             1            --            --           --           1                --
                                  -------       -------       -------       -------       ------     -------           -------
   Total fixed income
      securities                   18,830        (1,617)       (3,029)       (2,322)       2,271      14,133            (1,340)
   Equity securities                   61            (3)          (12)           20          (39)         27                (3)
   Other investments:
      Free-standing
         derivatives, net              (6)         (125)           --            38           --         (93)/(2)/         (37)
   Other assets                         2            (1)           --            --           --           1                (1)
                                  -------       -------       -------       -------       ------     -------           -------
      TOTAL RECURRING
         LEVEL 3 ASSETS           $18,887       $(1,746)      $(3,041)      $(2,264)      $2,232     $14,068           $(1,381)
                                  =======       =======       =======       =======       ======     =======           =======
LIABILITIES
   Contractholder funds:
      Derivatives embedded
         in annuity contracts     $     4       $  (270)      $    --       $     1       $   --     $  (265)          $  (270)
                                  -------       -------       -------       -------       ------     -------           -------
      TOTAL RECURRING
         LEVEL 3 LIABILITIES      $     4       $  (270)      $    --       $     1       $   --     $  (265)          $  (270)
                                  =======       =======       =======       =======       ======     =======           =======

----------
/(1)/ The effect to net income totals $(2.02) billion and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
      $(1.83) billion in realized capital gains and losses, $91 million in net investment income, $6 million in interest credited to contractholder funds and $270 million in contract benefits.
/(2)/ Comprises $13 million of assets and $(106) million of liabilities.
/(3)/ The amounts represent gains and losses included in net income for the period of time that the asset or liability was determined to be in Level
      3. These gains and losses total $(1.65) billion and are reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
      $(1.45) billion in realized capital gains and losses, $75 million in net investment income, $1 million in interest credited to contractholder funds and $270 million in contract benefits.

     Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

FINANCIAL ASSETS
                                       DECEMBER 31, 2009   DECEMBER 31, 2008
                                       -----------------   -----------------
                                       CARRYING    FAIR    CARRYING    FAIR
($ IN MILLIONS)                          VALUE     VALUE     VALUE     VALUE
                                       --------   ------   --------   ------
Mortgage loans                          $7,780    $6,220    $10,012   $8,700
Limited partnership interests - cost
   basis                                   533       521        560      541
Bank loans                                 359       329        981      675
Notes due from related party               275       233        250      185

     The fair value of mortgage loans is based on discounted contractual cash flows or if the loans are impaired due to credit reasons, the fair value of collateral less costs to sell. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of limited partnership interests accounted for on the cost basis is determined using reported net asset values of the underlying funds. The fair value of bank loans, which are reported in other investments on the Consolidated Statements of Financial Position, are valued based on broker quotes from brokers familiar with the loans and current market conditions. The fair value of notes due from related party is based on discounted cash flow calculations using current interest rates for instruments with comparable terms.

FINANCIAL LIABILITIES
                                        DECEMBER 31, 2009    DECEMBER 31, 2008
                                       ------------------   ------------------
                                       CARRYING     FAIR    CARRYING     FAIR
($ IN MILLIONS)                          VALUE     VALUE      VALUE     VALUE
                                       --------   ------    --------   -------
Contractholder funds on investment
   contracts                            $39,824   $38,196    $45,989   $42,484
Surplus notes due to related parties        675       611        650       566
Liability for collateral                    617       617        340       340

     The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies and fixed rate funding agreements are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk.

     The fair value of surplus notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Company's own credit risk. The liability for collateral is valued at carrying value due to its short-term nature.

7.   DERIVATIVE FINANCIAL INSTRUMENTS AND OFF-BALANCE-SHEET FINANCIAL
     INSTRUMENTS

     The Company primarily uses derivatives for risk management and asset replication. In addition, the Company has derivatives embedded in non-derivative "host" contracts, which are required to be separated from the host contracts and accounted for at fair value as derivative instruments. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis. The Company does not use derivatives for trading purposes. Non-hedge accounting is generally used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting.

     The Company uses derivatives to partially mitigate potential adverse impacts from increases in credit spreads. Credit default swaps are typically used to mitigate the credit risk within the Company's fixed income portfolio. The Company uses foreign currency swaps primarily to reduce the foreign currency risk associated with issuing foreign currency denominated funding agreements and holding foreign currency denominated investments.

     Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company's assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, floors and futures are acquired to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. The Company uses financial futures and interest rate swaps to hedge anticipated asset purchases and liability issuances and financial futures and options for hedging the Company's equity exposure contained in equity indexed annuity product contracts that offer equity returns to contractholders. In addition, the Company also uses interest rate swaps to hedge interest rate risk inherent in funding agreements.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.

     Asset replication refers to the "synthetic" creation of assets through the use of derivatives and primarily investment grade host bonds to replicate securities that are either unavailable in the cash markets or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

     The Company's primary embedded derivatives are conversion options in fixed income securities, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock; equity options in annuity product contracts, which provide equity returns to contractholders; and equity-indexed notes containing equity call options, which provide a coupon payout that is determined using one or more equity-based indices.

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in selling protection credit default swaps represent the maximum amount of potential loss, assuming no recoveries.

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives have been further adjusted for the effects, if any, of legally enforceable master netting agreements and are presented on a net basis in the Consolidated Statements of Financial Position. For certain exchange traded derivatives, the exchange requires margin deposits as well as daily cash settlements of margin accounts. As of December 31, 2009, the Company pledged $9 million of securities and cash in the form of margin deposits.

     The net impact to pre-tax income for derivatives includes valuation and settlements of derivatives. For those derivatives which qualify for fair value hedge accounting, net income includes the changes in the fair value of the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses amortized from accumulated other comprehensive income are reported in net income. For embedded derivatives in convertible fixed income securities and equity-indexed notes, net income includes the change in fair value of the embedded derivative and accretion income related to the host instrument.

     The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statements of Financial Position at December 31, 2009.

                                                                      ASSET DERIVATIVES
                                         ---------------------------------------------------------------------------
                                                                        Volume/(1)/
                                                                   --------------------
                                                                                Number     Fair
($ IN MILLIONS, EXCEPT NUMBER OF                                   Notional       of      value,   Gross     Gross
CONTRACTS)                                Balance sheet location    amount    contracts     net    asset   liability
                                         -----------------------   --------   ---------   ------   -----   ---------
DERIVATIVES DESIGNATED AS ACCOUNTING
   HEDGING INSTRUMENTS
   Interest rate swap agreements            Other investments       $   45           --    $ (3)    $ --      $ (3)
   Foreign currency swap agreements         Other investments           23           --      (2)      --        (2)
                                                                    ------     --------    ----     ----      ----
      Total                                                         $   68           --    $ (5)    $ --      $ (5)
                                                                    ------     --------    ----     ----      ----
DERIVATIVES NOT DESIGNATED AS
   ACCOUNTING HEDGING INSTRUMENTS
   INTEREST RATE CONTRACTS
      Interest rate swap agreements         Other investments       $1,106           --    $ 57     $ 61      $ (4)
      Interest rate cap and floor
         agreements                         Other investments           52           --       2        2        --
      Financial futures contracts
         and options                          Other assets              --          404      --       --        --
   EQUITY AND INDEX CONTRACTS
      Options, financial futures and
         warrants/(2)/                      Other investments           62       19,850     385      385        --
      Options, financial futures and
         warrants                             Other assets              --          102      --       --        --
   FOREIGN CURRENCY CONTRACTS
      Foreign currency swap agreements      Other investments           53           --       1        1        --
   EMBEDDED DERIVATIVE FINANCIAL
      INSTRUMENTS
      Conversion options in fixed
         income securities               Fixed income securities       315           --     117      117        --
      Equity-indexed call options in
         fixed income securities         Fixed income securities       475           --      89       89        --
   CREDIT DEFAULT CONTRACTS
      Credit Default Swaps - Buying
         Protection                         Other investments           83           --      (3)       2        (5)
      Credit Default Swaps - Selling
         Protection                         Other investments           14           --      --       --        --
   OTHER CONTRACTS
      Other contracts                       Other investments           75           --      --       --        --
      Other contracts                         Other assets               6           --       2        2        --
                                                                    ------     --------    ----     ----      ----
      Total                                                         $2,241       20,356    $650     $659      $ (9)
                                                                    ------     --------    ----     ----      ----
TOTAL DERIVATIVE ASSETS                                             $2,309       20,356    $645     $659      $(14)
                                                                    ======     ========    ====     ====      ====

----------
/(1)/ Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts which is the basis on which they are traded. (n/a = not applicable)
/(2)/ In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

                                                                           LIABILITY DERIVATIVES
                                            -----------------------------------------------------------------------------------
                                                                                       Volume/(1)/
                                                                                  -------------------
                                                                                                        Fair
($ IN MILLIONS, EXCEPT NUMBER OF                                                  Notional  Number of  value,  Gross    Gross
CONTRACTS)                                          Balance sheet location         amount   contracts    net   asset  liability
                                            ------------------------------------  --------  ---------  ------  -----  ---------
DERIVATIVES DESIGNATED AS ACCOUNTING
   HEDGING INSTRUMENTS
      Interest rate swap agreements         Other liabilities & accrued expenses   $ 2,443        --   $(230)   $ --    $(230)
      Foreign currency swap agreements      Other liabilities & accrued expenses       179        --     (18)      3      (21)
      Foreign currency and interest rate
         swap agreements                    Other liabilities & accrued expenses       870        --     231     231       --
      Foreign currency and interest rate
         swap agreements                    Contractholder funds                        --        --      44      44       --
                                                                                   -------    ------   -----    ----    -----
      Total                                                                        $ 3,492        --   $  27    $278    $(251)
                                                                                   -------    ------   -----    ----    -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING
   HEDGING INSTRUMENTS
   INTEREST RATE CONTRACTS
      Interest rate swap agreements         Other liabilities & accrued expenses   $ 6,087        --   $  32    $ 69    $ (37)
      Interest rate swaption agreements     Other liabilities & accrued expenses     1,000        --      15      15       --
      Interest rate cap and floor
         agreements                         Other liabilities & accrued expenses     3,896        --     (16)      9      (25)
   EQUITY AND INDEX CONTRACTS
      Options, financial futures and
         warrants                           Other liabilities & accrued expenses        45    19,946    (213)      3     (216)
   FOREIGN CURRENCY CONTRACTS
      Foreign currency swap agreements      Other liabilities & accrued expenses        54        --       3       3       --
      Foreign currency forwards and
         options                            Other liabilities & accrued expenses       185        --       2       2       --
   EMBEDDED DERIVATIVE FINANCIAL
      INSTRUMENTS
      Guaranteed accumulation benefits              Contractholder funds             1,113        --     (66)     --      (66)
      Guaranteed withdrawal benefits                Contractholder funds               810        --     (41)     --      (41)
      Equity-indexed options in life and
         annuity product contracts                  Contractholder funds             4,321        --    (217)     --     (217)
      Other embedded derivative financial
         instruments                                Contractholder funds                85        --      (3)     --       (3)
   CREDIT DEFAULT CONTRACTS
      Credit Default Swaps - Buying
      Protection                            Other liabilities & accrued expenses       550        --     (29)      4      (33)
   Credit Default Swaps - Selling
      Protection                            Other liabilities & accrued expenses     1,070        --     (60)      6      (66)
                                                                                   -------    ------   -----    ----    -----
      Total                                                                        $19,216    19,946   $(593)   $111    $(704)
                                                                                   -------    ------   -----    ----    -----
TOTAL DERIVATIVE LIABILITIES                                                       $22,708    19,946   $(566)   $389    $(955)
                                                                                   =======    ======   =====    ====    =====
TOTAL DERIVATIVES                                                                  $25,017    40,302   $  79
                                                                                   =======    ======   =====

----------
/(1)/ Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts which is the basis on which they are traded. (n/a = not applicable)

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2008.

                                                                                CARRYING VALUE
                                                        NOTIONAL   FAIR    ------------------------
($ IN MILLIONS)                                          AMOUNT    VALUE   ASSETS     (LIABILITIES)
                                                        --------   -----   ------     -------------
INTEREST RATE CONTRACTS
   Interest rate swap agreements                        $10,354    $(799)   $ 22         $  (821)
   Financial futures contracts and options                4,359       (1)     --              (1)
   Interest rate cap and floor agreements                 5,688      (35)      2             (37)
                                                        -------    -----   ----          -------
      Total interest rate contracts                      20,401     (835)     24            (859)
EQUITY AND INDEX CONTRACTS
   Options, financial futures, and warrants               5,056       49      97             (48)
FOREIGN CURRENCY CONTRACTS
   Foreign currency swap agreements                       1,233      222       9             213
   Foreign currency forwards and options                     10       --      --              --
                                                        -------    -----   -----         -------
      Total foreign currency contracts                    1,243      222      9              213
CREDIT DEFAULT SWAPS USED FOR ASSET REPLICATION
   Credit default swaps - selling protection                517      (73)     (1)            (72)
EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
   Guaranteed accumulation benefits                         985     (147)     --            (147)
   Guaranteed withdrawal benefits                           744     (119)     --            (119)
   Conversion options in fixed income securities            378       90      90              --
   Equity-indexed call options in fixed income
      securities                                            800      132     132              --
   Equity-indexed call options in fixed income
      securities                                          4,150      (37)     --             (37)
   Other embedded derivative financial instruments          135        1      --               1
                                                        -------    -----   -----         -------
      Total embedded derivative financial instruments     7,192      (80)    222            (302)
OTHER DERIVATIVE FINANCIAL INSTRUMENTS
   Credit default swaps - buying protection               1,145       31       9              22
   Other                                                     81        3       3              --
                                                        -------    -----   -----         -------
      Total other derivative instruments                  1,226       34      12              22
                                                        -------    -----   -----         -------
TOTAL DERIVATIVE FINANCIAL INSTRUMENTS                  $35,635    $(683)   $363/(1)/    $(1,046)/(2)/
                                                        =======    =====   =====         =======

----------
/(1)/ Presented in the Consolidated Statements of Financial Position as $222
      million fixed income securities, $138 million other investments and $3 million other assets.
/(2)/ Presented in the Consolidated Statements of Financial Position as $302 million contractholder funds and $744 million other liabilities and accrued expenses.

     The following table provides a summary of the impacts of the Company's foreign currency contracts in cash flow hedging relationships in the Consolidated Statements of Operations and Comprehensive Income and the Consolidated Statements of Financial Position. Amortization of net gains from accumulated other comprehensive income related to cash flow hedges is expected to be $3 million during the next twelve months.

                                                                 YEAR ENDED
($ IN MILLIONS)                                              DECEMBER 31, 2009
                                                             -----------------
EFFECTIVE PORTION
Loss recognized in OCI on derivatives during the period             $(35)
Loss recognized in OCI on derivatives during the term of
   the hedging relationship                                         $(18)
Gain reclassified from AOCI into income (net investment
   income)                                                          $  2
Loss reclassified from AOCI into income (realized capital
   gains and losses)                                                $ (3)
INEFFECTIVE PORTION AND AMOUNT EXCLUDED FROM EFFECTIVENESS
   TESTING

Gain recognized in income on derivatives (realized capital
   gains and losses)                                                $ --

     For cash flow hedges, unrealized net pre-tax (gains) and losses included in accumulated other comprehensive income were $(18) million and $16 million at December 31, 2009 and 2008, respectively. The net pre-tax changes in accumulated other comprehensive income due to cash flow hedges were $(34) million, $48 million and $(16) million in 2009, 2008 and 2007, respectively.

     The following table presents gains and losses from valuation, settlements and hedge ineffectiveness reported on derivatives used in fair value hedging relationships and derivatives not designated as accounting hedging instruments in the Consolidated Statements of Operations and Comprehensive Income for the year ended December 31, 2009.

                                                                                                  TOTAL GAIN
                                                         REALIZED                 INTEREST          (LOSS)
                                               NET       CAPITAL                 CREDITED TO    RECOGNIZED IN
                                           INVESTMENT   GAINS AND   CONTRACT   CONTRACTHOLDER   NET INCOME ON
($ IN MILLIONS)                              INCOME       LOSSES    BENEFITS        FUNDS        DERIVATIVES
                                           ----------   ---------   --------   --------------   -------------
DERIVATIVES IN FAIR VALUE ACCOUNTING
   HEDGING RELATIONSHIPS
   Interest rate contracts                     $30         $ 12       $ --          $(13)            $ 29
   Foreign currency and interest rate
      contracts                                 --           (9)        --            77               68
                                               ---         ----       ----          ----             ----
      Subtotal                                  30            3         --            64               97
                                               ---         ----       ----          ----             ----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING
   HEDGING INSTRUMENTS
   Interest rate contracts                      --          280         --            --              280
   Equity and index contracts                   --           --         --           115              115
   Embedded derivative financial
      instruments                               --           60        158          (184)              34
   Foreign currency contracts                   --            3         --            --                3
   Credit default contracts                     --           14         --            --               14
   Other contracts                              --           --         --             3                3
                                               ---         ----       ----          ----             ----
      Subtotal                                  --          357        158           (66)             449
                                               ---         ----       ----          ----             ----
      Total                                    $30         $360       $158          $ (2)            $546
                                               ===         ====       ====          ====             ====

     The hedge ineffectiveness reported in realized capital gains and losses amounted to losses of $1 million, $4 million and $13 million in 2009, 2008 and 2007, respectively.

     The following table provides a summary of the changes in fair value of the Company's fair value hedging relationships in the Consolidated Statements of Operations and Comprehensive Income for the year ended December 31, 2009.

($ IN MILLIONS)                             GAIN (LOSS) ON DERIVATIVES    GAIN (LOSS) ON HEDGED RISK
                                            --------------------------   ----------------------------
                                                            FOREIGN
                                            INTEREST      CURRENCY &
LOCATION OF GAIN OR (LOSS) RECOGNIZED          RATE      INTEREST RATE   CONTRACTHOLDER
   IN NET INCOME ON DERIVATIVES             CONTRACTS      CONTRACTS          FUNDS       INVESTMENTS
-----------------------------------------   ---------   --------------   --------------   -----------
Interest credited to contractholder funds      $(26)          $39             $(13)          $  --
Net investment income                           164            --               --            (164)
Realized capital gains and losses                12            (9)              --              --
                                               ----           ---             ----           -----
   Total                                       $150           $30             $(13)          $(164)
                                               ====           ===             ====           =====

     The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements ("MNAs") and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions, including interest rate swap, foreign currency swap, interest rate cap, interest rate floor, credit default swap, forward and certain option agreements (including swaptions). These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2009, counterparties pledged $168 million in cash to the Company, and the Company pledged $162 million in securities to counterparties which includes $122 million of collateral posted under MNAs for contracts containing credit-risk-contingent provisions that are in a liability position and $40 million of collateral posted under MNAs for contracts without credit-risk-contingent liabilities. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives including futures and certain option contracts are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk associated with transactions executed on organized exchanges.

     Counterparty credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

     The following table summarizes the counterparty credit exposure by counterparty credit rating at December 31 as it relates to interest rate swap, foreign currency swap, interest rate cap, interest rate floor, credit default swap, forward and certain option agreements (including swaptions).

($ IN MILLIONS)                          2009                                                 2008
                 ---------------------------------------------------  ---------------------------------------------------
                 Number of                              Exposure,     Number of                              Exposure,
                  counter-  Notional      Credit          net of       counter-  Notional      Credit         net of
RATING /(1)/      parties    amount   exposure/(2)/  collateral/(2)/   parties    amount   Exposure/(2)/  collateral/(2)/
---------------  ---------  --------  -------------  ---------------  ---------  --------  -------------  ---------------
AA-                  --      $   --        $ --            $--             1      $  236        $ 5             $ 5
A+                    3       6,666         151             18             2         242          8               8
A                     2       1,041          48             17             2       1,730         35              15
A-                    1         145          23             23             1         216         25              25
                    ---      ------        ----            ---           ---      ------        ---             ---
Total                 6      $7,852        $222            $58             6      $2,424        $73             $53
                    ===      ======        ====            ===           ===      ======        ===             ===

----------
/(1)/ Rating is the lower of S&P or Moody's ratings.
/(2)/ Only OTC derivatives with a net positive fair value are included for each counterparty.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

     Certain of the Company's derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative on certain dates if ALIC's or Allstate Life Insurance Company of New York's ("ALNY") financial strength credit ratings by Moody's or S&P fall below a certain level or in the event ALIC or ALNY are no longer rated by both Moody's and S&P. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative instruments if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on ALIC's or ALNY's financial strength credit ratings by Moody's or S&P, or in the event ALIC or ALNY are no longer rated by both Moody's and S&P.

     The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, 2009, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

($ IN MILLIONS)

Gross liability fair value of contracts containing
   credit-risk-contingent features                       $ 386
Gross asset fair value of contracts containing
   credit-risk-contingent features and subject to MNAs    (233)
Collateral posted under MNAs for contracts containing
   credit-risk-contingent features                        (122)
                                                         -----
Maximum amount of additional exposure for contracts
   with credit-risk-contingent features if all
   features were triggered concurrently                  $  31
                                                         =====

CREDIT DERIVATIVES - SELLING PROTECTION

     Credit default swaps ("CDS") are utilized for selling credit protection against a specified credit event. A credit default swap is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the "reference entity" or a portfolio of "reference entities"), for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. CDS typically have a five-year term.

     The following table shows the CDS notional amounts by credit rating and fair value of protection sold as of December 31, 2009:

                                  NOTIONAL AMOUNT
                         CREDIT RATING UNDERLYING NOTIONAL
                       ------------------------------------
                                            BB AND            FAIR
($ IN MILLIONS)         AA      A     BBB    LOWER    TOTAL   VALUE
                       ----   ----   ----   ------   ------   -----
SINGLE NAME
   Investment grade
      corporate debt   $ 50   $ 65   $ 41    $ 15    $  171   $ (5)
   High yield debt       --     --     --       8         8     --
   Municipal             25     --     --      --        25     (4)
                       ----   ----   ----    ----    ------   ----
      Subtotal           75     65     41      23       204     (9)
BASKETS
   TRANCHE
   Investment grade
      corporate debt     --     --     --      65        65    (27)
   FIRST-TO-DEFAULT
   Investment grade
      corporate debt     --     45     15      --        60     --
   Municipal             20    135     --      --       155    (28)
                       ----   ----   ----    ----    ------   ----
      Subtotal           20    180     15      65       280    (55)
                       ----   ----   ----    ----    ------   ----
INDEX
   Investment grade
      corporate debt     14    159    408      19       600      4
                       ----   ----   ----    ----    ------   ----
TOTAL                  $109   $404   $464    $107    $1,084   $(60)
                       ====   ====   ====    ====    ======   ====

     The following table shows the CDS notional amounts by credit rating and fair value of protection sold as of December 31, 2008:

                                    NOTIONAL AMOUNT
                           CREDIT RATING UNDERLYING NOTIONAL
                       -----------------------------------------
                                                  BB AND            FAIR
($ IN MILLIONS)        AAA    AA      A     BBB    LOWER   TOTAL   VALUE
                       ---   ----   ----   ----   ------   -----   -----
SINGLE NAME
   Investment grade
      corporate debt   $10   $ --   $115   $ 91     $--     $216   $(10)
   High yield debt      --     --     --     --       6        6     (3)
   Municipal            --     25     --     --      --       25    (11)
   Sovereign            --     --     --     20       5       25     (1)
                       ---   ----   ----   ----     ---     ----   ----
      Subtotal          10     25    115    111      11      272    (25)
BASKETS
   FIRST-TO-DEFAULT
   Investment grade
      corporate debt    --     --     30     60      --       90     (5)
      Municipal         --    120     35     --      --      155    (43)
                       ---   ----   ----   ----     ---     ----   ----
         Subtotal       --    120     65     60      --      245    (48)
                       ---   ----   ----   ----     ---     ----   ----
TOTAL                  $10   $145   $180   $171     $11     $517   $(73)
                       ===   ====   ====   ====     ===     ====   ====

     In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default ("FTD") structure or a specific tranche of a basket, or credit derivative index ("CDX") that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the referenced entity's public fixed maturity cash instruments and swap rates, at the time the agreement is executed. With a FTD basket or a tranche of a basket, because of the additional credit risk inherent in a basket of named credits, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX index is utilized to take a position on multiple (generally 125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference credit. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at time of settlement. When a credit event occurs in a tranche of a basket, there is no impact to the Company until cumulative losses in the basket exceed the contractual subordination. To date, realized losses have not exceeded the subordination. For CDX index, the reference entity's name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.

     The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS AND UNCONSOLIDATED INVESTMENTS IN VIES

     The contractual amounts and fair values of off-balance-sheet financial instruments at December 31 are as follows:

                                               2009                  2008
                                       -------------------   -------------------
                                       CONTRACTUAL    FAIR   CONTRACTUAL    FAIR
($ IN MILLIONS)                           AMOUNT     VALUE     AMOUNT      VALUE
                                       -----------   -----   -----------   -----
Commitments to invest in limited
   partnership interests                   $802       $--      $1,075       $--
Commitments to invest - other                 3        --           2        --
Commitments to extend mortgage loans          3        --           3        --
Private placement commitments                 7        --          --        --

     In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

     Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

     In 2006, the Company participated in the establishment of an investment management variable interest entity ("VIE") that holds assets under the management of Allstate Investment Management Company, an unconsolidated affiliate of the Company, on behalf of unrelated third party investors. The VIE had assets primarily consisting of investment securities and cash totaling $398 million and liabilities primarily consisting of long-term debt totaling $371 million at December 31, 2009. The Company does not consolidate the VIE because it is not the primary beneficiary. The Company's maximum loss exposure related to the VIE is the amortized cost of its investment, which was zero at December 31, 2009.

8.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

($ IN MILLIONS)                                               2009      2008
                                                            -------   -------
Immediate fixed annuities:
   Structured settlement annuities                          $ 6,406   $ 6,628
   Other immediate fixed annuities                            2,043     2,101
Traditional life insurance                                    2,662     2,538
Accident and health                                           1,053       920
Other                                                            92        69
                                                            -------   -------
      Total reserve for life-contingent contract benefits   $12,256   $12,256
                                                            =======   =======

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

                                                                                             INTEREST                ESTIMATION
              PRODUCT                                  MORTALITY                               RATE                    METHOD
----------------------------------   --------------------------------------------   -------------------------   --------------------
Structured settlement annuities      U.S. population with projected calendar year   Interest rate assumptions   Present value of
                                     improvements; mortality rates adjusted for     range from 1.3% to 9.9%     contractually
                                     each impaired life based on reduction in                                   specified future
                                     life expectancy                                                            benefits

Other immediate fixed annuities      1983 group annuity mortality table with        Interest rate assumptions   Present value of
                                     internal modifications; 1983 individual        range from 1.0% to 11.5%    expected future
                                     annuity mortality table;  Annuity 2000                                     benefits based on
                                     mortality table with internal modifications;                               historical
                                     1983 individual annuity mortality table with                               experience
                                     internal modifications

Traditional life insurance           Actual company experience plus loading         Interest rate assumptions   Net level premium
                                                                                    range from 4.0% to 11.3%    reserve method using
                                                                                                                the Company's
                                                                                                                withdrawal
                                                                                                                experience rates

Accident and health                  Actual company experience plus loading                                     Unearned premium;
                                                                                                                additional contract
                                                                                                                reserves for
                                                                                                                mortality risk

Other:
   Variable annuity guaranteed       100% of Annuity 2000 mortality table           Interest rate assumptions   Projected benefit
      minimum death benefits /(1)/                                                  range from 4.5% to 5.5%     ratio applied to
                                                                                                                cumulative
                                                                                                                assessments

----------------
/(1)/ In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (collectively "Prudential").

     To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability of $378 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2008. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income. The liability is zero as of December 31, 2009.

     At December 31, contractholder funds consist of the following:

($ IN MILLIONS)                                     2009      2008
                                                  -------   -------
Interest-sensitive life insurance                 $ 9,662   $ 9,308
Investment contracts:
   Fixed annuities                                 36,030    37,625
   Funding agreements backing medium-term notes     4,699     9,314
   Other investment contracts                         459       533
                                                  -------   -------
      Total contractholder funds                  $50,850   $56,780
                                                  =======   =======

     The following table highlights the key contract provisions relating to contractholder funds:

           PRODUCT                           INTEREST RATE            WITHDRAWAL/SURRENDER CHARGES
---------------------------------   ------------------------------   ------------------------------
Interest-sensitive life insurance   Interest rates credited range    Either a percentage of account
                                    from 2.0% to 6.0%                balance or dollar amount
                                                                     grading off generally over 20
                                                                     years

Fixed annuities                     Interest rates credited range    Either a declining or a level
                                    from 0.5% to 9.9% for            percentage charge generally
                                    immediate annuities and 0% to    over nine years or less.
                                    16% for other fixed annuities    Additionally, approximately
                                    (which include equity-indexed    28.1% of fixed annuities are
                                    annuities whose returns are      subject to market value
                                    indexed to the S&P 500)          adjustment for discretionary
                                                                     withdrawals

Funding agreements backing medium   Interest rates credited range    Not applicable
-term notes                         from 0% to 6.5%
                                    (excluding currency-swapped
                                    medium-term notes)

Other investment contracts:         Interest rates used in           Withdrawal and surrender
  Guaranteed minimum income,        establishing reserves range      charges are based on the terms
  accumulation and withdrawal       from 1.8% to 10.3%               of the related
  benefits on variable                                               interest-sensitive life
  annuities/(1)/ and secondary                                       insurance or fixed annuity
  guarantees on                                                      contract
  interest-sensitive life
  insurance and fixed
  annuities

------------

/(1)/ In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

      Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial Global Funding, LLC, Allstate Life Global Funding and Allstate Life Global Funding II, and their primary assets are funding agreements used exclusively to back medium-term note programs.

     Contractholder funds activity for the years ended December 31 is as follows:

($ IN MILLIONS)                                            2009       2008
                                                          -------   -------
Balance, beginning of year                                $56,780   $60,464
Deposits                                                    3,327     9,286
Interest credited                                           1,974     2,350
Benefits                                                   (1,553)   (1,701)
Surrenders and partial withdrawals                         (4,086)   (4,329)
Maturities and retirements of institutional products       (4,773)   (8,599)
Contract charges                                             (860)     (819)
Net transfers from separate accounts                           11        19
Fair value hedge adjustments for institutional products        25       (56)
Other adjustments                                               5       165
                                                          -------   -------
Balance, end of year                                      $50,850   $56,780
                                                          =======   =======

     The Company offered various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds in the Consolidated Statements of Financial Position. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $7.93 billion and $7.07 billion of equity, fixed income and balanced mutual funds and $568 million and $730 million of money market mutual funds at December 31, 2009 and 2008, respectively.

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                              DECEMBER 31,
                                                          -------------------
($ IN MILLIONS)                                             2009       2008
                                                          --------   --------
In the event of death
   Separate account value                                 $  8,496   $  7,802
   Net amount at risk /(1)/                               $  2,153   $  3,971
   Average attained age of contractholders                65 years   64 years
At annuitization (includes income benefit guarantees)
   Separate account value                                 $  2,101   $  1,846
   Net amount at risk /(2)/                               $    906   $  1,459
   Weighted average waiting period until annuitization
      options available                                    3 years    4 years
For cumulative periodic withdrawals
   Separate account value                                 $    786   $    718
   Net amount at risk /(3)/                               $     42   $    159
Accumulation at specified dates
   Separate account value                                 $  1,113   $    984
   Net amount at risk /(4)/                               $     97   $    223
   Weighted average waiting period until guarantee date    8 years    9 years

----------
/(1)/ Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.
/(2)/ Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
/(3)/ Defined as the estimated current guaranteed minimum withdrawal balance
      (initial deposit) in excess of the current account balance at the balance sheet date.
/(4)/ Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.

     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

     Guarantees related to withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

     The following table summarizes the liabilities for guarantees:

($ IN MILLIONS)                           LIABILITY FOR                              LIABILITY FOR
                                      GUARANTEES RELATED TO     LIABILITY FOR     GUARANTEES RELATED
                                       DEATH BENEFITS AND         GUARANTEES        TO ACCUMULATION
                                       INTEREST-SENSITIVE     RELATED TO INCOME     AND WITHDRAWAL
                                          LIFE PRODUCTS            BENEFITS            BENEFITS         TOTAL
                                     ----------------------   -----------------   ------------------   ------
Balance at December 31, 2008 /(1)/            $ 115                  $219                $266           $600
   Less reinsurance recoverables                 81                   200                 266            547
                                              -----                  ----                ----           ----
Net balance at December 31, 2008                 34                    19                  --             53
Incurred guaranteed benefits                     13                    --                   1             14
Paid guarantee benefits                          (1)                   --                  --             (1)
                                              -----                  ----                ----           ----
   Net change                                    12                    --                   1             13
Net balance at December 31, 2009                 46                    19                   1             66
   Plus reinsurance recoverables                109                   268                 107            484
                                              -----                  ----                ----           ----
Balance, December 31, 2009 /(2)/              $ 155                  $287                $108           $550
                                              =====                  ====                ====           ====
Balance at December 31, 2007 /(3)/            $ 145                  $ 45                $ --           $190
   Less reinsurance recoverables                121                    26                  --            147
                                              -----                  ----                ----           ----
Net balance at December 31, 2007                 24                    19                  --             43
Incurred guaranteed benefits                     11                    --                  --             11
Paid guarantee benefits                          (1)                   --                  --             (1)
                                              -----                  ----                ----           ----
   Net change                                    10                    --                  --             10
Net balance at December 31, 2008                 34                    19                  --             53
   Plus reinsurance recoverables                 81                   200                 266            547
                                              -----                  ----                ----           ----
Balance, December 31, 2008 /(1)/              $ 115                  $219                $266           $600
                                              =====                  ====                ====           ====


----------

/(1)/ Included in the total liability balance at December 31, 2008 are reserves for variable annuity death benefits of $67 million, variable annuity income benefits of $200 million, variable annuity accumulation benefits of $147 million, variable annuity withdrawal benefits of $119 million and other guarantees of $67 million.
/(2)/ Included in the total liability balance at December 31, 2009 are reserves for variable annuity death benefits of $92 million, variable annuity income benefits of $269 million, variable annuity accumulation benefits of $66 million, variable annuity withdrawal benefits of $41 million and other guarantees of $82 million.
/(3)/ Included in the total liability balance at December 31, 2007 are reserves for variable annuity death benefits of $111 million, variable annuity income benefits of $23 million, variable annuity accumulation benefits of $(0.4) million and other guarantees of $56 million.

9.   REINSURANCE

     The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance, and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies. The Company cedes 100% of the morbidity risk on substantially all of its long-term care contracts. The Company cedes specified percentages of the mortality risk on certain life policies, depending upon the issue date and product, to a pool of fourteen unaffiliated reinsurers. Beginning in July 2007, for new life insurance contracts, the Company ceded the mortality risk associated with coverage in excess of $3 million per life for contracts issued to individuals age 70 and over, and ceded the mortality risk associated with coverage in excess of $5 million per life for most other contracts. Also beginning in July 2007, for certain large contracts that meet specific criteria, the Company's retention limit was increased to $10 million per life. In the period prior to July 2007, but subsequent to August 1998, the Company ceded the mortality risk associated with coverage in excess of $2 million per life, except in 2006 in certain instances when specific criteria were met, it ceded the mortality risk associated with coverage in excess of $5 million per life. For business sold prior to September 1998, the Company ceded mortality risk in excess of specific amounts up to $1 million for individual life.

     In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business. The Company had reinsurance recoverables of $1.51 billion and $1.57 billion at December 31, 2009 and 2008, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements. In 2009, premiums and contract charges of $170 million, contract benefits of $44 million, interest credited to contractholder funds of $27 million, and operating costs and expenses of $28 million were ceded to Prudential. In 2008, premiums and contract charges of $238 million, contract benefits of $467 million, interest credited to contractholder funds of $36 million, and operating costs and expenses of $47 million were ceded to Prudential. In 2007, premiums and contract charges of $317 million, contract benefits of $59 million, interest credited to contractholder funds of $43 million, and operating costs and expenses of $72 million were ceded to Prudential. In addition, as of December 31, 2009 and 2008, the Company had reinsurance recoverables of $175 million and $181 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance), and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.

     As of December 31, 2009, the gross life insurance in force was $532.60 billion of which $251.89 billion was ceded to the unaffiliated reinsurers.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ IN MILLIONS)                                             2009     2008     2007
                                                          -------   ------   -------
PREMIUMS AND CONTRACT CHARGES
Direct                                                    $ 2,215   $2,275   $2,342
Assumed
   Affiliate                                                  102       70       16
   Non-affiliate                                               22       25       26
Ceded-non-affiliate                                          (806)    (874)    (940)
                                                          -------   ------   -------
      Premiums and contract charges, net of reinsurance   $ 1,533   $1,496   $1,444
                                                          =======   ======   =======


     The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ IN MILLIONS)                                2009      2008     2007
                                              ------   -------   ------
CONTRACT BENEFITS
Direct                                        $1,915   $ 2,428   $1,973
Assumed
   Affiliate                                      66        42       10
   Non-affiliate                                  22        26       27
Ceded-non-affiliate                             (601)   (1,099)    (646)
                                              ------   -------   ------
      Contract benefits, net of reinsurance   $1,402   $ 1,397   $1,364
                                              ======   =======   ======

     The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ IN MILLIONS)                              2009     2008     2007
                                            ------   ------   ------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS
Direct                                      $2,085   $2,373   $2,644
Assumed
   Affiliate                                    11       11       13
   Non-affiliate                                12       15       18
Ceded-non-affiliate                            (32)     (43)     (47)
                                            ------   ------   ------
      Interest credited to contractholder
         funds, net of  reinsurance         $2,076   $2,356   $2,628
                                            ======   ======   ======

     Reinsurance recoverables at December 31 are summarized in the following table.

($ IN MILLIONS)   REINSURANCE RECOVERABLE ON
                   PAID AND UNPAID BENEFITS
                  --------------------------
                      2009           2008
                  ------------   -----------
Annuities            $1,667         $1,734
Life insurance        1,528          1,465
Long-term care          732            630
Other                    89             94
                     ------         ------
Total                $4,016         $3,923
                     ======         ======

     At both December 31, 2009 and 2008, approximately 93% of the Company's reinsurance recoverables are due from companies rated A- or better by S&P.

10.  DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Deferred policy acquisition costs for the years ended December 31 are as follows:

($ IN MILLIONS)                                            2009     2008     2007
                                                         -------   ------   ------
Balance, beginning of year                               $ 6,701   $3,905   $3,485
Impact of adoption of new OTTI accounting guidance
   before  unrealized impact /(1)/                          (176)      --       --
Impact of adoption of new OTTI accounting guidance
   effect of unrealized capital gains and losses /(2)/       176       --       --
Reinsurance assumed /(3)/                                     --       32       --
Impact of adoption of new internal replacements
   accounting guidance /(4)/                                  --       --      (11)
Acquisition costs deferred                                   403      596      547
Amortization charged to income                              (888)    (643)    (518)
Effect of unrealized gains and losses                     (2,552)   2,811      402
                                                         -------   ------   ------
Balance, end of year                                     $ 3,664   $6,701   $3,905
                                                         =======   ======   ======


----------
/(1)/ The adoption of new OTTI accounting guidance on April 1, 2009 resulted in an adjustment to DAC to reverse previously recorded DAC accretion related to realized capital losses that were reclassified to other comprehensive income upon adoption.
/(2)/ The adoption of new OTTI accounting guidance resulted in an adjustment to DAC due to the change in unrealized capital gains and losses that occurred upon adoption on April 1, 2009 when previously recorded realized capital losses were reclassified to other comprehensive income. The adjustment was recorded as an increase of the DAC balance and unrealized capital gains and losses.
/(3)/ In 2008, DAC increased as a result of a reinsurance transaction with AHL
      (see Note 4).
/(4)/ The adoption of new accounting guidance related to internal replacements resulted in an $11 million adjustment to unamortized DAC related to the impact on future estimated gross profits from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral.

     DSI activity, which primarily relates to fixed annuities, for the years ended December 31 was as follows:

($ IN MILLIONS)                                    2009   2008   2007
                                                  -----   ----   -----
Balance, beginning of year                        $ 453   $295    $225
Impact of adopting new OTTI accounting guidance
   before unrealized impact /(1)/                   (35)    --      --
Impact of adopting new OTTI accounting guidance
   effect of unrealized capital gains and
   losses /(2)/                                      35     --      --
Impact of adoption of new internal replacements
   accounting guidance /(3)/                         --     --      (2)
Sales inducements deferred                           28     47      64
Amortization charged to income                     (129)   (53)    (57)
Effect of unrealized gains and losses              (157)   164      65
                                                  -----   ----   -----
Balance, end of year                              $ 195   $453    $295
                                                  =====   ====   =====

----------

/(1)/ The adoption of new OTTI accounting guidance on April 1, 2009 resulted in an adjustments to DSI to reverse previously recorded DSI accretion related to realized capital losses that were reclassified to other comprehensive income upon adoption.
/(2)/ The adoption of new OTTI accounting guidance resulted in an adjustment to DSI due to the change in unrealized capital gains and losses that occurred upon adoption on April 1, 2009 when previously recorded realized capital losses were reclassified to other comprehensive income. The adjustment was recorded as an increase of the DSI balance and unrealized capital gains and losses.
/(3)/ The adoption of new accounting guidance related to internal replacements resulted in a $2 million adjustment to unamortized DSI related to the impact on future estimated gross profits from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral.

11.   COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company's policy is to accrue a guaranty fund assessment when the entity for which the insolvency relates has met its state of domicile's statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2009 and 2008, the liability balance included in other liabilities and accrued expenses was $29 million and $30 million, respectively. The related premium tax offsets included in other assets were $28 million and $29 million as of December 31, 2009 and 2008, respectively.

     The New York Liquidation Bureau (the "Bureau") has publicly reported that Executive Life Insurance Company of New York ("Executive Life") is currently under its jurisdiction as part of a 1992 court-ordered rehabilitation plan. However, Executive Life does not have a liquidity problem at this time, and an order of liquidation has not been sought by the Bureau. The current publicly available estimated shortfall from the Bureau is $1.27 billion.

     If Executive Life were to be declared insolvent in the future, the Company may have exposure to future guaranty fund assessments. The Company's exposure will ultimately depend on the level of guaranty fund system participation, as well as the viability of a plan of the Bureau to obtain voluntary contributions, primarily from the original insurance companies that acquired structured settlement annuity contracts from Executive Life. New York law currently contains an aggregate limit on guaranty funds under the Life Insurance Corporation of New York of $500 million, of which approximately $40 million has been used. Under current law, the Company may be allowed to recoup a portion of the amount of any additional guaranty fund assessment in periods subsequent to the recognition of the assessment by offsetting future premium taxes. The Company's average market share for New York, based on assessable premiums, was approximately 3.1% in 2009.

GUARANTEES

     The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the referenced entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by the amount of the aggregate initial investment, was $160 million at December 31, 2009. The obligations associated with these fixed income securities expire at various dates during the next five years.

     Related to the disposal through reinsurance of substantially all of the Company's variable annuity business to Prudential Financial, Inc. and its subsidiary in 2006, the Company and the Corporation have agreed to indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including in connection with the Company's provision of transition services. The reinsurance agreements contain no limitations or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees. Management does not believe this agreement will have a material adverse effect on results of operations, cash flows or financial position of the Company.

     In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2009.

REGULATION AND COMPLIANCE

     The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

BACKGROUND

     The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" subsection below, please note the following:

     . These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard, or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

     . The outcome of these matters may be affected by decisions, verdicts, and settlements, and the timing of such decisions, verdicts, and settlements, in other individual and class action lawsuits that involve the Company, other insurers, or other entities and by other legal, governmental, and regulatory actions that involve the Company, other insurers, or other entities. The outcome may also be affected by future state or federal legislation, the timing or substance of which cannot be predicted.

     . In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In the Company's experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

     . In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

     . For the reasons specified above, it is often not possible to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an ongoing basis and follows appropriate accounting guidance when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     . Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved, if any, and may be material to the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below, as they are resolved over time, is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters are in various stages of development.

     . These matters include a lawsuit filed in 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws (the "EEOC I" suit) and a class action filed in 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act ("ADEA"), breach of contract and ERISA violations (the "Romero I" suit). In 2004, in the consolidated EEOC I and Romero I litigation, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also stated that, "on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs asked the court to clarify and/or reconsider its memorandum and order and in January 2007, the judge denied their request. In June 2007, the court granted AIC's motions for summary judgment. Following plaintiffs' filing of a notice of appeal, the U.S. Court of Appeals for the Third Circuit ("Third Circuit") issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Third Circuit along with the merits of the appeal. In July 2009, the Third Circuit vacated the decision which granted AIC's summary judgment motions, remanded the cases to the trial court for additional discovery, and directed that the cases be reassigned to another trial court judge.

     . A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in 2005. In June 2007, the court granted AIC's motion to dismiss the case. Following plaintiffs' filing of a notice of appeal, the U.S. Court of Appeals for the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Third Circuit along with the merits of the appeal. In July 2009, the Third Circuit vacated the decision which granted AIC's motion to dismiss the case, remanded the case to the trial court for additional discovery, and directed that the case be reassigned to another trial court judge.

     In all of these various matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.

OTHER MATTERS

     Various other legal, governmental, and regulatory actions, including state market conduct exams, and other governmental and regulatory inquiries are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of class action lawsuits and other types of proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable.

     One or more of these matters could have an adverse effect on the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection, in excess of amounts currently reserved, if any, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

12.  INCOME TAXES

     ALIC and its domestic subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.

     The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2007 and 2008 federal income tax returns. The IRS has completed its examination of the Allstate Group's federal income tax returns filed for 2005-2006 and the case is under consideration at the IRS Appeals Office. The Allstate Group's tax years prior to 2005 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

     The Company had no liability for unrecognized tax benefits at December 31, 2009 or 2008, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

($ IN MILLIONS)                            2009    2008
                                          -----   ------
DEFERRED ASSETS
Unrealized net capital losses             $ 422   $1,254
Life and annuity reserves                   309      306
Difference in tax bases of investments       31      381
Net operating loss carryforward              --      208
Other assets                                 34       43
                                          -----   ------
   Total deferred assets                    796    2,192
Valuation allowance                          --       (9)
                                          -----   ------
   Net deferred assets                      796    2,183
DEFERRED LIABILITIES
DAC                                        (569)    (790)
Other liabilities                           (24)     (11)
                                          -----   ------
   Total deferred liabilities              (593)    (801)
                                          -----   ------
      Net deferred asset                  $ 203   $1,382
                                          =====   ======

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company's assessment that the deductions ultimately recognized for tax purposes will be fully utilized. The valuation allowance for deferred tax assets decreased by $9 million in 2009.

     The components of income tax (benefit) expense for the years ended December 31 are as follows:

($ IN MILLIONS)                                    2009    2008   2007
                                                  -----   -----   ----
Current                                           $(426)  $(640)  $111
Deferred (including $208 million tax benefit of
   operating loss carryforward in 2008)             314    (306)    69
                                                  -----   -----   ----
Total income tax (benefit) expense                $(112)  $(946)  $180
                                                  =====   =====   ====

     Income tax benefit for the year ended December 31, 2009 includes expense of $142 million attributable to an increase in the valuation allowance relating to the deferred tax asset on capital losses recorded in the first quarter of 2009. This valuation allowance was released in connection with the adoption of new OTTI accounting guidance on April 1, 2009; however, the release was recorded as an increase to retained income and therefore did not reverse the amount recorded in income tax benefit. The release of the valuation allowance is related to the reversal of previously recorded other-than-temporary impairment write-downs that would not have been recorded under the new OTTI accounting guidance.

     The Company received refunds of $515 million and $118 million in 2009 and 2008, respectively and paid income taxes of $68 million in 2007. The Company had a current income tax receivable of $440 million and $529 million at December 31, 2009 and 2008, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                          2009    2008    2007
                                                        -------   -----   ----
Statutory federal income tax rate - (benefit) expense   (35.0)%   (35.0)% 35.0%
Dividends received deduction                             (1.6)     (0.5)  (2.7)
Tax credits                                              (0.5)     (0.2)  (2.3)
Other                                                    (0.7)     (0.2)   0.4
Valuation allowance                                      20.8        --     --
                                                        -------   -----   ----
   Effective income tax rate - (benefit) expense        (17.0)%   (35.9)% 30.4%
                                                        =======   =====   ====

13.  CAPITAL STRUCTURE

DEBT OUTSTANDING

     All of the Company's outstanding debt as of December 31, 2009 and 2008 relates to intercompany obligations. These obligations reflect surplus notes due to related parties and are discussed in Note 4 to the consolidated financial statements. The Company paid $14 million, $13 million and $21 million of interest on debt in 2009, 2008 and 2007, respectively.

14.  STATUTORY FINANCIAL INFORMATION

     ALIC and its subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director.

     Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

     Statutory net (loss) income of ALIC and its insurance subsidiaries for 2009, 2008 and 2007 was $(929) million, $(1.98) billion and $172 million, respectively. Statutory capital and surplus was $3.47 billion and $3.25 billion as of December 31, 2009 and 2008, respectively.

     There are no permitted practices utilized as of December 31, 2009.

     As of December 31, 2008, the commissioner of the Illinois Department of Insurance permitted ALIC to record its market value adjusted annuity assets and liabilities at book value pursuant to the Illinois Insurance Code which provides an alternative from market value accounting with approval of the commissioner. This accounting practice increased statutory capital and surplus by $1.24 billion at December 31, 2008 over what it would have been had the permitted practice not been allowed.

     As of December 31, 2008, the commissioner of the Illinois Department of Insurance permitted ALIC to admit deferred tax assets that were expected to be realized within three years of the balance sheet date limited to 15% of statutory capital and surplus, instead of deferred tax assets that were expected to be realized within one year of the balance sheet date limited to 10% of statutory capital and surplus. This accounting practice increased statutory capital and surplus by $140 million at December 31, 2008 over what it would have been had the permitted practice not been allowed.

DIVIDENDS

     The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements of ALIC, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The amount of dividends is further limited to the amount of unassigned funds, which is the portion of statutory capital and surplus out of which dividends can be paid. ALIC paid no dividends in 2009 or 2008. During 2010, ALIC will not be able to pay dividends without prior Illinois Department of Insurance approval since it does not have unassigned funds out of which to pay. As of December 31, 2009, ALIC's unassigned funds reflected a deficit position of $486 million.

     Notification and approval of intercompany lending activities is also required by the Illinois Department of Insurance for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

15.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     Defined benefit pension plans, sponsored by AIC, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. A cash balance formula was added to the Allstate Retirement Plan effective January 1, 2003. All eligible employees hired before August 1, 2002 were provided with a one-time opportunity to choose between the cash balance formula and the final average pay formula. The cash balance formula applies to all eligible employees hired after August 1, 2002. The allocated cost to the Company for the pension plans in 2009, 2008 and 2007 was $14 million, $16 million and $24 million, respectively.

     The Corporation provides certain health care subsidies for eligible employees hired before January 1, 2003 when they retire and their eligible dependents and certain life insurance benefits for eligible employees hired before January 1, 2003 when they retire ("postretirement benefits"). Qualified employees may become eligible for these benefits if they retire in accordance with the Corporation's established retirement policy and are continuously insured under the Corporation's group plans or other approved plans in accordance with the plan's participation requirements. The Corporation shares the cost of retiree medical benefits with non Medicare-eligible retirees based on years of service, with the Corporation's share being subject to a 5% limit on annual medical cost inflation after retirement. During 2009, the Corporation decided to change its approach for delivering benefits to Medicare-eligible retirees. The Corporation will no longer offer medical benefits for Medicare-eligible retirees but will instead provide a fixed company contribution (based on years of service and other factors), which is not subject to adjustments for inflation. The allocated cost to the Company was $2 million, $4 million and $6 million for postretirement benefits other than pension plans in 2009, 2008 and 2007, respectively.

     AIC and the Corporation have reserved the right to modify or terminate their benefit plans at any time and for any reason.

ALLSTATE 401(K) SAVINGS PLAN

     Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan. The Corporation's contributions are based on the Corporation's matching obligation and certain performance measures. The allocated cost to the Company for the 401(k) Savings Plan was $8 million, $6 million and $12 million in 2009, 2008 and 2007, respectively.

16.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income (loss) on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ IN MILLIONS)                                2009                         2008                      2007
                                    --------------------------   --------------------------   ---------------------
                                      PRE-              AFTER-     PRE-              AFTER-    PRE-          AFTER-
                                      TAX       TAX      TAX       TAX       TAX      TAX      TAX    TAX     TAX
                                    -------   -------   ------   -------   ------   -------   -----   ----   ------
Unrealized net holding gains
  (losses) arising during the
  period, net of related
  offsets                           $ 2,570   $  (896)  $1,674   $(5,525)  $1,925   $(3,600)  $(492)  $172    $(320)
Less: reclassification
  adjustment of realized
  capital gains and losses             (346)      121     (225)   (2,072)     725    (1,347)    137    (48)      89
                                    -------   -------   ------   -------   ------   -------   -----   ----    -----
Unrealized net capital gains
  and losses                          2,916    (1,017)   1,899    (3,453)   1,200    (2,253)   (629)   220     (409)
                                    -------   -------   ------   -------   ------   -------   -----   ----    -----
Other comprehensive income (loss)   $ 2,916   $(1,017)  $1,899   $(3,453)  $1,200   $(2,253)  $(629)  $220    $(409)
                                    =======   =======   ======   =======   ======   =======   =====   ====    =====

17.  QUARTERLY RESULTS (UNAUDITED)

($ IN MILLIONS)    FIRST QUARTER   SECOND QUARTER   THIRD QUARTER    FOURTH QUARTER
                  --------------   --------------   -------------   ---------------
                   2009     2008    2009     2008   2009     2008    2009     2008
                  ------   -----   ------   -----   ----    -----   -----   -------
Revenues          $1,139   $ 916   $1,254   $ 362   $865    $ 710   $ 829   $   176
Net loss            (336)   (115)      --    (368)   (57)    (184)   (154)   (1,023)

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       SCHEDULE I - SUMMARY OF INVESTMENTS
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2009

                                                                                             AMOUNT AT
                                                                                               WHICH
                                                                        COST/                 SHOWN IN
                                                                      AMORTIZED     FAIR    THE BALANCE
($ IN MILLIONS)                                                          COST      VALUE       SHEET
                                                                      ---------   -------   -----------
Type of investment
------------------
Fixed Maturities:
   Bonds:
      United States government, government agencies and
       authorities ................................................    $ 3,426    $ 3,581    $ 3,581
      States, municipalities and political subdivisions ...........      5,578      5,109      5,109
      Foreign governments .........................................      1,906      2,153      2,153
      Public utilities ............................................      5,369      5,569      5,569
      Convertibles and bonds with warrants attached ...............        775        768        768
      All other corporate bonds ...................................     21,171     21,203     21,203
   Asset-backed securities ........................................      2,616      2,127      2,127
   Residential mortgage-backed securities .........................      5,596      4,666      4,666
   Commercial mortgage-backed securities ..........................      3,390      2,468      2,468
   Redeemable preferred stocks ....................................         15         14         14
                                                                       -------    -------    -------
      Total fixed maturities ......................................     49,842    $47,658     47,658
                                                                                  =======
Equity Securities:
   Common Stocks:
      Public utilities ............................................          1    $     1          1
      Banks, trusts and insurance companies .......................         11         15         15
      Industrial, miscellaneous and all other .....................        126        151        151
   Non-redeemable preferred stocks ................................         21         16         16
                                                                       -------    -------    -------
      Total equity securities .....................................        159    $   183        183
                                                                                  =======
Mortgage loans on real estate .....................................      7,780    $ 6,220      7,780
                                                                                  =======
Real estate acquired in satisfaction of debt ......................         10                    10
Policy loans ......................................................        823                   823
Derivative instruments ............................................        431    $   429        429
                                                                                  =======
Limited partnership interests .....................................      1,028                 1,028
Other long-term investments .......................................        637                   637
Short-term investments ............................................      1,669    $ 1,669      1,669
                                                                                  =======
                                                                       -------               -------
      Total investments ...........................................    $62,379               $60,217
                                                                       =======               =======

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            SCHEDULE IV - REINSURANCE

                                                                                            PERCENTAGE
                                                                                             OF AMOUNT
                                                     CEDED TO        ASSUMED                  ASSUMED
                                         GROSS        OTHER         FROM OTHER      NET          TO
($ IN MILLIONS)                         AMOUNT    COMPANIES/(1)/    COMPANIES     AMOUNT        NET
                                       --------   --------------    ----------   --------   ----------
YEAR ENDED DECEMBER 31, 2009
----------------------------
Life insurance in force .............  $509,750     $251,894         $22,849    $280,705       8.1%
Premiums and contract charges:
Life insurance.......................  $  2,039     $    669         $    71    $  1,441       4.9%
Accident-health insurance............       176          137              53          92      57.6%
                                       --------     --------         -------    --------
Total premiums and contract
charges .............................  $  2,215     $    806         $   124    $  1,533       8.1%
                                       ========     ========         =======    ========
YEAR ENDED DECEMBER 31, 2008
----------------------------
Life insurance in force..............  $505,372     $249,644         $22,853    $278,581       8.2%
Premiums and contract charges:
Life insurance.......................  $  2,096     $    733         $    48    $  1,411       3.4%
Accident-health insurance............       179          141              47          85      55.3%
                                       --------     --------         -------    --------
Total premiums and contract charges..  $  2,275     $    874         $    95    $  1,496       6.4%
                                       ========     ========         =======    ========
YEAR ENDED DECEMBER 31, 2007
----------------------------
Life insurance in force..............  $490,484     $244,827         $11,490    $257,147       4.5%
Premiums and contract charges:
Life insurance.......................  $  2,168     $    804         $    42    $  1,406       3.0%
Accident-health insurance............       174          136              --          38        --%
                                       --------     --------         -------    --------
Total premiums and contract charges..  $  2,342     $    940         $    42    $  1,444       2.9%
                                       ========     ========         =======    ========

----------
/(1)/ No reinsurance or coinsurance income was netted against premium ceded in 2009, 2008 or 2007.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

($ IN MILLIONS)                                                        ADDITIONS
                                                                  -------------------
                                                                   CHARGED
                                                      BALANCE AT  TO COSTS                          BALANCE
                                                       BEGINNING     AND      OTHER                 AT END
DESCRIPTION                                            OF PERIOD  EXPENSES  ADDITIONS  DEDUCTIONS  OF PERIOD
-----------                                           ----------  --------  ---------  ----------  ---------
YEAR ENDED DECEMBER 31, 2009
----------------------------
Allowance for deferred tax assets ..................      $ 9       $137       $--       $(146)       $--
Allowance for estimated losses on mortgage loans....        3         96        --           5         94

YEAR ENDED DECEMBER 31, 2008
----------------------------
Allowance for deferred tax assets ..................      $--       $ --       $ 9       $  --        $ 9
Allowance for estimated losses on mortgage loans....       --          3        --          --          3

YEAR ENDED DECEMBER 31, 2007
----------------------------
Allowance for deferred tax assets ..................      $--       $ --       $--       $  --        $--
Allowance for estimated losses on mortgage loans....       --         --        --          --         --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company
Northbrook, Illinois

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2009 and 2008, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2009. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its recognition and presentation for other-than-temporary impairments of debt securities in 2009.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 12, 2010

                                    PART C
                               OTHER INFORMATION

24. FINANCIAL STATEMENTS AND EXHIBITS

(a) FINANCIAL STATEMENTS

The financial statements of Allstate Life Insurance Company ("Allstate" or "Depositor") and Allstate Financial Advisors Separate Account I are filed herewith in Part B of this Registration Statement.

(b) EXHIBITS

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999).

(1)(b) Resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the Glenbrook Life and Annuity Company Separate Account A (Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 033-62203) dated April 23, 1996).

(1)(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Glenbrook Life and Annuity Company Separate Account A and Glenbrook Life Multi-Manager Variable Account into Allstate Financial Advisors Separate Account I (Previously filed in the initial Form N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(2)     Not Applicable

(3) Form of Underwriting Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement File No. 033-62203) dated November 22, 1995).

(4)(a) Form of Flexible Premium Deferred Variable Annuity Contract (Incorporated herein by reference to the initial Filing of the Form N-4 Registration Statement (File No. 033-62203) dated August 28, 1995).

(4)(b) Enhanced Death and Income Benefit Combination Rider II (Incorporated herein by reference to Post-Effective Amendment No. 5 to Registration Statement (File No. 333-50879) dated July 5, 2000).

(4)(c) Death Benefit Amendatory Endorsement (Incorporated herein by reference to Post Effective Amendment No. 9 to Registration Statement (File
        No. 333-50879) dated April 26, 2002).

(4)(d) Form of Contract Endorsement (reflecting Allstate Life Insurance Company as issuer) (Previously filed in the initial N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(5) Form of Flexible Premium Deferred Variable Annuity Contract Application (Incorporated herein by reference to the initial Filing of the Form N-4 Registration Statement (File No. 033-62203) dated August 28, 1995).

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (File No. 333-77605) dated
        April 24, 2001).

(6)(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Registrant's Form 8-K (File No. 0-31248) dated March 20, 2007).

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (Incorporated herein by reference to Pre-Effective Amendment No.1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20,
        2007).

(8) Participation Agreement with AIM Variable Insurance Funds (Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 033-62203) dated April 23, 1996).

(9)(a) Opinion and Consent of General Counsel (Incorporated herein by reference to Post Effective Amendment No. 9 to Registration Statement (File No. 333-50879) dated April 26, 2002).

(9)(b) Opinion and Consent of Counsel Re: Legality (Previously filed in the initial N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(9)(c) Opinion and Consent of General Counsel Re: Legality. (Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-121693 and 811-09327) filed on April 24, 2009.)

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)    Not applicable

(12)    Not applicable

(13)(a) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 033-62203) dated April 1, 1997).

(13)(b) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement (File
        No. 333-50879) dated April 21, 2000).

(13)(c) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 5 to this Registration Statement (File No. 333-50879) dated July 5, 2000).

(13)(d) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-50879) dated April 18, 2001).

(13)(e) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 10 to this Registration Statement (File No. 333-50879) dated April 11, 2003).

(14)    Not Applicable.

(15) Letter re: unaudited interim financial information from Registered Public Accounting Firm (Previously filed in the initial N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(99)(a) Merger Agreement and Articles of Merger between Glenbrook Life and Annuity Company and Allstate Life Insurance Company (Previously filed in the initial N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(99)(b) Powers of Attorney for David A. Bird, Michael B. Boyle, Don Civgin, Matthew S. Easley, Judith P. Greffin, Mark R. LaNeve, Susan L. Lees, Samuel H. Pilch, John C. Pintozzi, Thomas Joseph Wilson and Matthew E. Winter. Filed herewith.

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR, Allstate Life Insurance Company

 Name and Principal Business Address    Positions and Offices with Depositor
 -----------------------------------    --------------------------------------
 David A. Bird                          Director and Senior Vice President
 Michael B. Boyle                       Director and Senior Vice President
 Don Civgin                             Director
 Matthew S. Easley                      Director and Vice President
 Judith P. Greffin                      Director, Senior Vice President and
                                        Chief Investment Officer
 Mark R. LaNeve                         Director
 Susan L. Lees                          Director, Senior Vice President,
                                        General Counsel and Secretary
 Samuel H. Pilch                        Director, Group Vice President and
                                        Controller
 John C. Pintozzi                       Director, Senior Vice President and
                                        Chief Financial Officer
 Thomas J. Wilson                       Director and Chairman of the Board
 Matthew E. Winter                      Director, President and Chief
                                        Executive Officer
 Robert K. Becker                       Senior Vice President
 Thomas W. Evans                        Senior Vice President and Chief
                                        Marketing Officer
 Mark A. Green                          Senior Vice President
 Richard C. Crist Jr.                   Vice President and Chief Privacy
                                        Officer
 D. Scott Harper                        Vice President
 Mary J. McGinn                         Vice President and Assistant Secretary
 Steven C. Verney                       Treasurer

 Name and Principal Business Address    Positions and Offices with Depositor
 -----------------------------------    -------------------------------------
 Charles C. Baggs                       Assistant Vice President
 Darryl L. Baltimore                    Assistant Vice President
 James R. Baumstark                     Assistant Vice President
 Laura J. Clark                         Assistant Vice President
 Errol Cramer                           Assistant Vice President and
                                        Appointed Actuary
 Lawrence W. Dahl                       Assistant Vice President
 Sarah R. Donahue                       Assistant Vice President
 Michael Downing                        Assistant Vice President
 Lisa J. Flanary                        Assistant Vice President
 Michael H. Haney                       Assistant Vice President
 Keith A. Hauschildt                    Assistant Vice President and Chief
                                        Compliance Officer
 Atif (A.J.) Ijaz                       Assistant Vice President
 Mario Rizzo                            Assistant Vice President and
                                        Assistant Treasurer
 Mary Springberg                        Assistant Vice President
 Robert E. Transon                      Assistant Vice President
 Timothy N. Vander Pas                  Assistant Vice President
 Richard Zaharias                       Assistant Vice President
 Doris J. Bryant                        Assistant Secretary
 Paul N. Kierig                         Assistant Secretary
 Dean M. Way                            Illustration Actuary

The principal business address of Mr. Bird, Ms. Clark and Mr. Baggs is 1776 American Heritage Drive, Jacksonville, Florida 32224.

The principal business address of Mr. Dahl and Mr. Way is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by The Allstate Corporation on February 25, 2010 (File No. 001-11840).

27. NUMBER OF CONTRACT OWNERS

As of February 28, 2010, there were 5,202 contracts.

28. INDEMNIFICATION

The by-laws of both Allstate Life Insurance Company ("Depositor") and ALFS, Inc. ("Distributor"), provide for the indemnification of its directors, officers and controlling persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29. PRINCIPAL UNDERWRITER, ALFS, INC.

(a) The Registrant's principal underwriter acts as principal underwriter for each of the following investment companies:

Allstate Financial Advisors Separate Account I
Allstate Life of New York Separate Account A

(b)     DIRECTORS AND OFFICERS OF THE UNDERWRITER, ALFS, INC.

 Name and Principal Business Address*
 of Each Such Person                    Positions and Offices with Underwriter
 ------------------------------------   --------------------------------------
 Robert K. Becker                       Director
 Lawrence W. Dahl                       Director, President, Chairman of the
                                        Board and Chief Executive Officer
 Matthew S. Easley                      Director
 Maribel V. Gerstner                    Director
 Richard C. Crist Jr.                   Vice President and Chief Privacy
                                        Officer
 Marian Goll                            Vice President, Treasurer and
                                        Financial Operations Principal
 Allen R. Reed                          Vice President and General Counsel
 Susan L. Lees                          Secretary
 Dana Goldstein                         Chief Compliance Officer
 William F. Emmons                      Assistant Secretary
 Mary J. McGinn                         Assistant Secretary
 Mario Rizzo                            Assistant Treasurer
 Steven C. Verney                       Assistant Treasurer

* The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

(c)Compensation of ALFS, Inc.

None

30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Allstate Life Insurance Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062.

The Distributor, ALFS, Inc., is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31. MANAGEMENT SERVICES

None

32. UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company under the Contracts. Allstate Life Insurance Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life Insurance Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 14th day of April, 2010.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                                 (REGISTRANT)

                        ALLSTATE LIFE INSURANCE COMPANY
                                  (DEPOSITOR)


                      BY:        /s/ Susan L. Lees
                           ------------------------------
                                   Susan L. Lees
                              Senior Vice President,
                           General Counsel and Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 14th day of April, 2010.


*/DAVID A. BIRD      Director and Senior Vice President
--------------------
David A. Bird

*/MICHAEL B. BOYLE   Director and Senior Vice President
--------------------
Michael B. Boyle

*/DON CIVGIN         Director
--------------------
Don Civgin

*/MATTHEW S. EASLEY  Director and Vice President
--------------------
Matthew S. Easley

*/JUDITH P. GREFFIN  Director, Senior Vice President and
-------------------- Chief Investment Officer
Judith P. Greffin

*/MARK R. LANEVE     Director
--------------------
Mark R. LaNeve

/s/ SUSAN L. LEES    Director Senior Vice President, General
-------------------- Counsel and Secretary
Susan L. Lees

*/SAMUEL H. PILCH    Director, Group Vice President and
-------------------- Controller (Principal Accounting
Samuel H. Pilch      Officer)

*/JOHN C. PINTOZZI   Director, Senior Vice President and
-------------------- Chief Financial Officer (Principal
John C. Pintozzi     Financial Officer)

*/THOMAS J. WILSON   Director and Chairman of the Board
--------------------
Thomas J. Wilson

*/MATTHEW E. WINTER  Director, President and Chief Executive
-------------------- Officer (Principal Executive Officer)
Matthew E. Winter

*/ By: Susan L. Lees, pursuant to Power of Attorney, filed herewith.

                                 EXHIBIT INDEX


Exhibit Description
------- ----------------------------------------------------------------------

  10    Consent of Independent Registered Public Accounting Firm.

  99(b) Powers of Attorney for David A. Bird, Michael B. Boyle, Don Civgin,
        Matthew S. Easley, Judith P. Greffin, Mark R. LaNeve, Susan L. Lees, Samuel H. Pilch, John C. Pintozzi, Thomas Joseph Wilson and Matthew E. Winter